UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. Equity ETFs,
Schwab International Equity ETFs and Schwab
Fixed-Income ETFs
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab U.S. Equity ETFs, Schwab International Equity ETFs and Schwab Fixed-Income ETFs

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: August 31
Date of reporting period: February 28, 2026

Item 1: Report(s) to Shareholders.

Semiannual Report |
February 28, 2026

Schwab International Dividend Equity ETF

Ticker Symbol: SCHY

P
rincip
al U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary
.

FUND COSTS FOR THE LAST six months ENDED
February
28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Dividend Equity ETF	$4	0.08% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab International Dividend Equity ETF (04/29/2021) 1,2,3	23.51%	44.89%	10.48%
MSCI EAFE ® Index (Net) 4,5	17.64%	34.63%	9.74%
Dow Jones International Dividend 100 Index (Net) 4	23.50%	44.68%	10.47%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*
Inception (04/29/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net). The fund does not seek to track the regulatory index.
Schwab International Dividend Equity ETF | Semiannual Report
1
REG127168-01  00323344

Statistics

Net Assets (millions)	$2,250
Number of Holdings (excludes derivatives)	102
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	5%
Weighted Average Market Cap (millions)	$97,265
Price/Earnings Ratio (P/E)	16.3
Price/Book Ratio (P/B)	2.4
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have
changed
since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab International Dividend Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab International Dividend Equity ETF | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab International Equity ETF

Ticker Symbol: SCHF

Principal U.S. List
in
g Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports
to shareholders
and
other
information
about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Equity ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal
value
of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Equity ETF (11/03/2009) 1,2,3	22.50%	42.23%	11.61%	11.04%
MSCI EAFE ® Index (Net) 4,5	17.64%	34.63%	10.78%	10.26%
FTSE Developed ex US Index (Net) 4	22.50%	41.91%	11.43%	10.89%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net). The fund does not seek to track the regulatory index.
Schwab International Equity ETF | Semiannual Report
1
REG127170-01  00323345

Statistics

Net Assets (millions)	$62,921
Number of Holdings (excludes derivatives)	1,480
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	2%
Weighted Average Market Cap (millions)	$134,295
Price/Earnings Ratio (P/E)	19.0
Price/Book Ratio (P/B)	2.3
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have
changed
s
inc
e the r
ep
ort date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab International Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab International Equity ETF | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab International Small-Cap Equity ETF

Tic
ke
r Symbol: SCHC

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Small-Cap Equity ETF	$4	0.08% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Small-Cap Equity ETF (01/14/2010) 1,2,3	20.69%	50.28%	9.33%	9.72%
MSCI EAFE ® Index (Net) 4,5	17.64%	34.63%	10.78%	10.26%
FTSE Developed Small Cap ex US Liquid Index (Net) 4	20.52%	49.85%	9.16%	9.55%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap
Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net). The fund does not seek to track the regulatory index.
Schwab International Small-Cap Equity ETF | Semiannual Report
1
REG127171-01  00323346

Statistics

Net Assets (millions)	$5,688
Number of Holdings (excludes derivatives)	2,162
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	15%
Weighted Average Market Cap (millions)	$3,869
Price/Earnings Ratio (P/E)	15.9
Price/Book Ratio (P/B)	1.7
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the re
port
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab International S
ma
ll-Cap Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information,
h
oldings
,
certai
n tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab International Small-Cap Equity ETF | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab Emerging Markets Equity ETF

Ticker Symbol: SCHE

Principal U.S. Lis
tin
g Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Emerging Markets Equity ETF	$4	0.07% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Emerging Markets Equity ETF (01/14/2010) 1,2,3	17.26%	34.46%	5.35%	9.90%
MSCI Emerging Markets Index (Net) 4,5	28.87%	49.96%	6.31%	10.69%
FTSE Emerging Index (Net) 4	17.30%	34.94%	5.67%	10.17%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity
ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Emerging Index (Net). The fund does not seek to track the regulatory index.
Schwab Emerging Markets Equity ETF | Semiannual Report
1
REG127158-01  00323334

Statistics

Net Assets (millions)	$12,462
Number of Holdings (excludes derivatives)	2,137
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	2%
Weighted Average Market Cap (millions)	$327,117
Price/Earnings Ratio (P/E)	16.9
Price/Book Ratio (P/B)	2.5
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Emerging Markets Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Emerging Markets Equity ETF | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab U.S. Broad Market ETF

Tic
ke
r Symbol: SCHB

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Broad Market ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Broad Market ETF (11/03/2009) 1,2	6.94%	16.86%	12.73%	15.02%
Dow Jones U.S. Broad Stock Market Index	6.94%	16.90%	12.74%	15.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
Schwab U.S. Broad Market ETF | Semiannual Report
1
REG127181-01  00323353

Statistics

Net Assets (millions)	$38,703
Number of Holdings (excludes derivatives)	2,409
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	2%
Weighted Average Market Cap (millions)	$1,132,514
Price/Earnings Ratio (P/E)	26.8
Price/Book Ratio (P/B)	4.8
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the re
por
t date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. Broad Market ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Broad Market ETF | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab 1000 Index
®

ETF

Ticker Symbol: SCHK

Principal U.S. L
ist
ing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1000 Index ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/2017) 1,2	6.79%	16.75%	13.15%	14.00%
Russell 1000 ® Index 3	6.85%	16.73%	13.32%	14.16%
Schwab 1000 Index ®	6.82%	16.77%	13.19%	14.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (10/11/2017) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the regulatory index.
Schwab 1000 Index
®
ETF | Semiannual Report
1
REG127156-01  00323332

Statistics

Net Assets (millions)	$4,929
Number of Holdings (excludes derivatives)	991
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	2%
Weighted Average Market Cap (millions)	$1,175,493
Price/Earnings Ratio (P/E)	27.2
Price/Book Ratio (P/B)	5.1
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab 1000 Index
®
ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab 1000 Index
®
ETF | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab U.S. Large-Cap ETF

Ti
ck
er Symbol: SCHX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance
may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap ETF (11/03/2009) 1,2	6.56%	16.51%	13.38%	15.37%
S&P 500 ® Index 3	7.12%	16.99%	14.19%	15.50%
Dow Jones U.S. Large-Cap Total Stock Market Index	6.57%	16.54%	13.40%	15.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
Schwab U.S. Large-Cap ETF | Semiannual Report
1
REG127185-01  00323355

Statistics

Net Assets (millions)	$64,216
Number of Holdings (excludes derivatives)	749
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	2%
Weighted Average Market Cap (millions)	$1,209,155
Price/Earnings Ratio (P/E)	27.5
Price/Book Ratio (P/B)	5.2
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. Large-Cap ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by
sending
an email
request
to
orders@mysummaryprospectus.com
.
Schwab U.S. Large-Cap ETF | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab U.S. Large-Cap Growth ETF

Tic
ke
r Symbol: SCHG

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Growth ETF	$2	0.04% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/2009) 1,2	0.91%	13.17%	14.47%	18.32%
S&P 500 ® Index 3	7.12%	16.99%	14.19%	15.50%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	0.95%	13.21%	14.51%	18.36%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index
is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The fund does not seek to track the regulatory index.
Schwab U.S. Large-Cap Growth ETF | Semiannual Report
1
REG127186-01  00323356

Statistics

Net Assets (millions)	$50,571
Number of Holdings (excludes derivatives)	195
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	9%
Weighted Average Market Cap (millions)	$1,798,797
Price/Earnings Ratio (P/E)	34.1
Price/Book Ratio (P/B)	9.4
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. Large-Cap Growth ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Large-Cap Growth ETF | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab U.S. Large-Cap Value ETF

Ticker Symbol: SCHV

Principal
U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Value ETF	$2	0.04% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total R
etu
rns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Value ETF (12/11/2009) 1,2	13.34%	19.54%	11.85%	11.95%
S&P 500 ® Index 3	7.12%	16.99%	14.19%	15.50%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	13.38%	19.61%	11.88%	11.99%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is
a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The fund does not seek to track the regulatory index.
Schwab U.S. Large-Cap Value ETF | Semiannual Report
1
REG127187-01  00323357

Statistics

Net Assets (millions)	$15,646
Number of Holdings (excludes derivatives)	555
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	8%
Weighted Average Market Cap (millions)	$230,181
Price/Earnings Ratio (P/E)	22.7
Price/Book Ratio (P/B)	3.4
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of
1940
, as amended.
2
Schwab U.S. Large-Cap Value ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Large-Cap Value ETF | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab U.S. Mid-Cap ETF

Ticker Symbol: SCHM

Principal
U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Mid-Cap ETF	$2	0.04% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Mid-Cap ETF (01/13/2011) 1,2	12.46%	19.69%	7.86%	11.77%
S&P 500 ® Index 3	7.12%	16.99%	14.19%	15.50%
Dow Jones U.S. Mid-Cap Total Stock Market Index	12.47%	19.70%	7.86%	11.79%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
Schwab U.S. Mid-Cap ETF | Semiannual Report
1
REG127188-01

00323358

Statistics

Net Assets (millions)	$13,640
Number of Holdings (excludes derivatives)	497
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	16%
Weighted Average Market Cap (millions)	$16,140
Price/Earnings Ratio (P/E)	22.1
Price/Book Ratio (P/B)	2.9
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. Mid-Cap ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Mid-Cap ETF | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab U.S. Small-Cap ETF

T
icker
Symbol: SCHA

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Small-Cap ETF	$2	0.04% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Small-Cap ETF (11/03/2009) 1,2	12.53%	22.45%	5.85%	11.29%
S&P 500 ® Index 3	7.12%	16.99%	14.19%	15.50%
Dow Jones U.S. Small-Cap Total Stock Market Index	12.50%	22.41%	5.79%	11.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
Schwab U.S. Small-Cap ETF | Semiannual Report
1
REG127190-01  00323360

Statistics

Net Assets (millions)	$20,734
Number of Holdings (excludes derivatives)	1,721
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	11%
Weighted Average Market Cap (millions)	$8,313
Price/Earnings Ratio (P/E)	18.7
Price/Book Ratio (P/B)	2.3
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. Small-Cap ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Small-Cap ETF | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab U.S. Dividend Equity ETF

Ticker
Symbol: SCHD

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Dividend Equity ETF	$3	0.06% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Dividend Equity ETF (10/20/2011) 1,2	15.96%	15.72%	11.03%	13.35%
S&P 500 ® Index 3	7.12%	16.99%	14.19%	15.50%
Dow Jones U.S. Dividend 100 TM Index	16.03%	15.80%	11.11%	13.45%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100
TM
Index is a product of S&P
Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab
U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow
Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100™ Index. The fund does not seek to track the regulatory index.
Schwab U.S. Dividend Equity ETF | Semiannual Report
1
REG127182-01  00323354

Statistics

Net Assets (millions)	$85,917
Number of Holdings (excludes derivatives)	98
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	6%
Weighted Average Market Cap (millions)	$158,847
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	3.7
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Amount is less than 0.05%.
2
Schwab U.S. Dividend Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Dividend Equity ETF | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab Mortgage-Backed Securities ETF

Ticker
Symbol: SMBS

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Mortgage-Backed Securities ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Mortgage-Backed Securities ETF (11/19/2024) 1,2	4.80%	7.34%	8.14%
Bloomberg US Aggregate Bond Index 3	3.99%	6.26%	6.92%
Bloomberg US MBS Float Adjusted Total Return Index	4.86%	7.44%	8.24%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Bloomberg
®
and Bloomberg US MBS Float Adjusted Total Return Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Mortgage-Backed Securities ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Mortgage-Backed Securities ETF.
*
Inception (11/19/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index. The fund does not seek to track the regulatory index.
Schwab Mortgage-Backed Securities ETF | Semiannual Report
1
REG127172-01  00323347

Statistics

Net Assets (millions)	$6,257
Number of Holdings	4,085
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	10%
Weighted Average Maturity (Source: Aladdin)	5.7 Yrs
Weighted Average Duration (Source: Aladdin)	4.6 Yrs

Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Mortgage-Backed Securities ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Mortgage-Backed Securities ETF | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab High Yield Bond ETF

Ticker Symbol: SCYB

Principal
U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab High Yield Bond ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal
value
of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab High Yield Bond ETF (07/11/2023) 1,2	2.87%	7.03%	9.46%
Bloomberg US Aggregate Bond Index 3	3.99%	6.26%	5.57%
ICE BofA US Cash Pay High Yield Constrained Index	2.82%	7.07%	9.68%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net as set valu
e (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates and “BofA
®
” is a registered trademark of Bank of America Corporation licensed by Bank of America
Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA US Cash Pay
High Yield Constrained Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab High Yield
Bond ETF. The Schwab High Yield Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its
Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of
investing in the Schwab High Yield Bond ETF.
*
Inception (07/11/2023) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance.
The
fund generally invests in
securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index. The fund does not seek to track the regulatory index.
Schwab High Yield Bond ETF | Semiannual Report
1
REG127167-01  00323343

Statistics

Net Assets (millions)	$2,369
Number of Holdings	1,842
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	10%
Weighted Average Maturity (Source: Aladdin)	3.7 Yrs
Weighted Average Duration (Source: Aladdin)	2.9 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.
4
Less than 0.05%.
2
Schwab High Yield Bond ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab High Yield Bond ETF | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

<Insert Financial Statements>

Semiannual Holdings and Financial Statements | February 28, 2026
Schwab International Equity ETFs

Schwab International Dividend Equity ETF	SCHY
Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
1

Schwab International Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	4/29/21[1]– 8/31/21
Per-Share Data
Net asset value at beginning of period	$28.02	$26.05	$23.70	$21.72	$26.07	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.43	1.14	1.00	1.08	1.37	0.41
Net realized and unrealized gains (losses)	6.05	1.88	2.54	1.78	(5.09)	0.71
Total from investment operations	6.48	3.02	3.54	2.86	(3.72)	1.12
Less distributions:
Distributions from net investment income	(0.57)	(1.05)	(1.19)	(0.88)	(0.63)	(0.05)
Net asset value at end of period	$33.93	$28.02	$26.05	$23.70	$21.72	$26.07
Total return	23.51%[3]	12.07%	15.55%	13.31%	(14.47%)	4.48%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.08%[4]	0.10%[5]	0.14%	0.14%[6]	0.14%[6]	0.14%[4]
Net investment income (loss)	2.92%[4]	4.42%	4.15%	4.67%	5.72%	4.76%[4]
Portfolio turnover rate[7]	5%[3]	20%	59%	40%	45%	3%[3]
Net assets, end of period (x 1,000,000)	$2,250	$1,297	$781	$754	$439	$102

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective February 28, 2025, the annual operating expense ratio was reduced to 0.08%. The ratio presented for the period ended August 31, 2025, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 13.2%
BHP Group Ltd.	2,736,992	113,929,748
Insurance Australia Group Ltd.	746,408	3,542,639
Medibank Pvt Ltd.	826,869	2,580,995
QBE Insurance Group Ltd.	472,271	7,313,536
Rio Tinto Ltd.	527,007	62,844,402
Telstra Group Ltd.	6,617,876	24,430,074
Wesfarmers Ltd.	1,439,168	81,660,130
		296,301,524

Brazil 1.4%
Ambev SA	2,893,201	9,178,855
Banco do Brasil SA	700,875	3,683,169
BB Seguridade Participacoes SA	155,414	1,050,973
Engie Brasil Energia SA	532,457	3,496,866
Klabin SA	1,641,843	6,582,291
Neoenergia SA	269,644	1,728,275
TIM SA	1,281,031	6,969,252
		32,689,681

Canada 3.5%
Bank of Nova Scotia	312,843	23,736,476
BCE, Inc.	554,631	14,578,965
Great-West Lifeco, Inc.	65,716	3,175,338
iA Financial Corp., Inc.	24,596	2,797,652
Manulife Financial Corp. (a)	411,194	14,643,614
Quebecor, Inc., Class B	219,823	9,092,067
Sun Life Financial, Inc.	158,031	10,358,889
		78,383,001

China 1.2%
China Construction Bank Corp., H Shares	26,845,660	27,421,722

Denmark 0.1%
Tryg AS	94,523	2,339,175

Finland 3.0%
Elisa OYJ	296,600	15,212,501
Kesko OYJ, B Shares	235,466	5,799,388
Kone OYJ, B Shares	608,474	45,993,596
		67,005,485

France 11.7%
AXA SA	493,503	24,157,877
Cie Generale des Etablissements Michelin SCA	1,308,270	53,136,811
TotalEnergies SE	1,166,365	92,653,136
Vinci SA	557,219	92,600,639
		262,548,463

Germany 5.8%
Allianz SE	104,426	47,123,657
Deutsche Post AG	1,399,625	82,792,135
		129,915,792

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 0.3%
BOC Hong Kong Holdings Ltd.	1,008,505	5,788,929

India 2.8%
HCL Technologies Ltd.	1,653,261	25,243,345
ITC Ltd.	2,618,487	9,026,065
Power Grid Corp. of India Ltd.	8,478,194	27,831,578
		62,100,988

Indonesia 1.1%
Bank Central Asia Tbk. PT	14,874,016	6,365,706
Bank Rakyat Indonesia Persero Tbk. PT	21,430,470	4,998,099
Telkom Indonesia Persero Tbk. PT, Class B	68,001,462	14,358,794
		25,722,599

Italy 7.9%
Enel SpA	7,522,526	90,541,564
Eni SpA	3,224,975	74,844,718
Generali	285,597	12,193,313
		177,579,595

Japan 6.2%
Daito Trust Construction Co. Ltd.	606,018	13,973,834
Japan Tobacco, Inc.	768,064	29,453,317
Ono Pharmaceutical Co. Ltd.	5,644,492	96,692,995
		140,120,146

Malaysia 0.3%
Bursa Malaysia Bhd.	150,800	348,417
Telekom Malaysia Bhd.	3,659,700	7,007,136
		7,355,553

Mexico 0.5%
Arca Continental SAB de CV	408,428	4,920,316
Coca-Cola Femsa SAB de CV	397,881	4,426,964
Kimberly-Clark de Mexico SAB de CV, A Shares	1,076,279	2,704,146
		12,051,426

Netherlands 3.3%
Koninklijke Ahold Delhaize NV	732,119	36,106,536
Koninklijke KPN NV	6,717,771	38,079,967
		74,186,503

New Zealand 0.2%
Spark New Zealand Ltd.	3,597,811	4,922,215

Norway 1.4%
DNB Bank ASA	226,464	7,177,129
Gjensidige Forsikring ASA	50,148	1,414,817
Telenor ASA	1,240,106	22,981,341
		31,573,287

See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
3

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar 0.7%
Industries Qatar QSC	3,325,497	11,042,367
Ooredoo QPSC	1,313,310	4,887,490
		15,929,857

Republic of Korea 0.7%
Cheil Worldwide, Inc.	113,066	1,725,269
KT&G Corp.	83,103	9,422,384
LG Uplus Corp.	362,051	4,162,894
		15,310,547

Russia 0.0%
Severstal PAO *(b)(c)	708	0

Saudi Arabia 1.8%
Jarir Marketing Co.	1,017,880	3,796,460
Saudi Telecom Co.	3,200,374	35,682,007
		39,478,467

Singapore 2.1%
DBS Group Holdings Ltd.	524,656	23,693,206
Genting Singapore Ltd.	9,546,269	5,396,357
Jardine Cycle & Carriage Ltd.	84,974	2,375,523
Singapore Exchange Ltd.	224,854	3,235,437
United Overseas Bank Ltd.	417,161	12,193,100
		46,893,623

South Africa 0.9%
Bidvest Group Ltd.	525,444	8,334,811
Sanlam Ltd.	408,202	2,722,971
Vodacom Group Ltd.	1,010,876	10,335,163
		21,392,945

Spain 1.3%
Endesa SA	451,020	18,409,197
Mapfre SA	263,361	1,228,254
Naturgy Energy Group SA	305,645	9,505,451
		29,142,902

Switzerland 10.3%
Coca-Cola HBC AG	165,650	10,712,256
Kuehne & Nagel International AG	91,033	21,229,788
Roche Holding AG	197,882	94,431,694
SGS SA	252,904	31,898,690
Swisscom AG	44,305	41,565,643
Zurich Insurance Group AG	40,944	30,910,976
		230,749,047

Taiwan 0.5%
Chicony Electronics Co. Ltd.	1,249,752	5,005,255
Chipbond Technology Corp.	1,088,000	1,969,562
Radiant Opto-Electronics Corp.	954,405	3,730,653
Tung Ho Steel Enterprise Corp.	704,000	1,655,621
		12,361,091

SECURITY	NUMBER OF SHARES	VALUE ($)
Thailand 0.8%
Central Pattana PCL NVDR	2,262,800	5,095,577
PTT Exploration & Production PCL NVDR	2,495,700	10,999,225
Tisco Financial Group PCL NVDR	97,896	360,595
TMBThanachart Bank PCL NVDR	14,210,500	1,078,873
		17,534,270

United Arab Emirates 0.4%
Abu Dhabi Islamic Bank PJSC	426,735	2,962,994
Emirates NBD Bank PJSC	671,661	6,035,265
		8,998,259

United Kingdom 15.1%
British American Tobacco PLC	1,340,202	83,605,077
GSK PLC	3,174,523	93,938,351
Imperial Brands PLC	597,557	26,712,553
Schroders PLC	246,454	1,941,681
Unilever PLC	1,162,272	85,428,201
Vodafone Group PLC	31,865,560	49,053,664
		340,679,527
Total Common Stocks (Cost $1,722,559,949)		2,216,476,619

PREFERRED STOCKS 0.9% OF NET ASSETS

Brazil 0.6%
Itau Unibanco Holding SA	1,334,278	12,171,073
Klabin SA	2	2
		12,171,075

Republic of Korea 0.3%
Hyundai Motor Co.	33,985	7,595,536

Russia 0.0%
Sberbank of Russia PJSC *(b)(c)	69,290	0
Total Preferred Stocks (Cost $12,617,196)		19,766,611
See financial notes
4
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)	3,501,782	3,501,782
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)(e)	11,641,380	11,641,380
		15,143,162
Total Short-Term Investments (Cost $15,143,162)		15,143,162

Total Investments in Securities (Cost $1,750,320,307)		2,251,386,392

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/20/26	70	11,077,850	456,157
MSCI Emerging Markets Index, expires 03/20/26	25	2,004,625	73,907
			530,064

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,011,361.
(b)	Fair valued using significant unobservable inputs.
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Consumer Staples	14.1%
Financials	13.8%
Communication Services	13.6%
Industrials	13.2%
Health Care	12.7%
Materials	8.2%
Energy	7.9%
Consumer Discretionary	6.7%
Utilities	6.7%
Information Technology	1.6%
Other (b)	0.9%
Short-Term Investments	0.7%
Total	100.1%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,216,476,619	$—	$—	$2,216,476,619
Russia	—	—	0 *	0
Preferred Stocks[1]	19,766,611	—	—	19,766,611
Russia	—	—	0 *	0
Short-Term Investments[1]	15,143,162	—	—	15,143,162
Futures Contracts[2]	530,064	—	—	530,064
Total	$2,251,916,456	$—	$0	$2,251,916,456

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
5

Schwab International Dividend Equity ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,750,320,307) including securities on loan of $11,011,361		$2,251,386,392
Foreign currency, at value (cost $2,114,424)		2,111,779
Deposit with broker for futures contracts		454,627
Receivables:
Dividends		6,024,369
Foreign tax reclaims		2,224,836
Income from securities on loan	+	8,399
Total assets		2,262,210,402

Liabilities
Collateral held for securities on loan		11,641,380
Payables:
Investments bought		778,197
Management fees		127,491
Variation margin on futures contracts	+	33,628
Total liabilities		12,580,696
Net assets		$2,249,629,706

Net Assets by Source
Capital received from investors		$1,793,382,630
Total distributable earnings	+	456,247,076
Net assets		$2,249,629,706

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,249,629,706		66,300,000		$33.93

See financial notes
6
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $2,097,664)		$23,912,828
Other Interest		9,362
Securities on loan, net	+	36,994
Total investment income		23,959,184

Expenses
Management fees		637,746
Total expenses	–	637,746
Net investment income		23,321,438

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $36,641)		(1,409,119)
Net realized gains on futures contracts		1,062,522
Net realized gains on foreign currency transactions	+	45,889
Net realized losses		(300,708)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		351,606,075
Net change in unrealized appreciation (depreciation) on futures contracts		452,249
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	115,660
Net change in unrealized appreciation (depreciation)		352,173,984
Net realized and unrealized gains		351,873,276
Increase in net assets resulting from operations		$375,194,714
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
7

Schwab International Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$23,321,438	$41,378,378
Net realized gains (losses)		(300,708)	8,716,960
Net change in unrealized appreciation (depreciation)	+	352,173,984	79,846,579
Increase in net assets resulting from operations		$375,194,714	$129,941,917

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($29,214,780 )	($37,519,120 )

TRANSACTIONS IN FUND SHARES
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,000,000	$606,167,212	17,500,000	$452,140,378
Shares redeemed	+	—	—	(1,200,000)	(28,530,358)
Net transactions in fund shares		20,000,000	$606,167,212	16,300,000	$423,610,020

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,300,000	$1,297,482,560	30,000,000	$781,449,743
Total increase	+	20,000,000	952,147,146	16,300,000	516,032,817
End of period		66,300,000	$2,249,629,706	46,300,000	$1,297,482,560
See financial notes
8
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]
Per-Share Data
Net asset value at beginning of period	$22.78	$20.37	$17.64	$15.66	$20.03	$16.06
Income (loss) from investment operations:
Net investment income (loss)[2]	0.20	0.59	0.53	0.53	0.58	0.48
Net realized and unrealized gains (losses)	4.83	2.39	2.74	1.96	(4.36)	3.92
Total from investment operations	5.03	2.98	3.27	2.49	(3.78)	4.40
Less distributions:
Distributions from net investment income	(0.68)	(0.57)	(0.54)	(0.51)	(0.59)	(0.43)
Net asset value at end of period	$27.13	$22.78	$20.37	$17.64	$15.66	$20.03
Total return	22.50%[3]	15.07%	18.90%	16.09%	(19.27%)	27.62%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.05%[5]	0.06%	0.06%[6]	0.06%[6]	0.06%
Net investment income (loss)	1.69%[4]	2.91%	2.86%	3.15%	3.20%	2.59%
Portfolio turnover rate[7]	2%[3]	4%	4%	6%	6%	6%
Net assets, end of period (x 1,000,000)	$62,921	$50,445	$41,540	$31,752	$26,120	$28,338

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective June 10, 2025, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended August 31, 2025, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
9

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 5.8%
a2 Milk Co. Ltd.	1,502,586	10,419,061
AGL Energy Ltd.	1,203,259	8,480,702
ALS Ltd.	1,051,972	19,207,008
AMP Ltd.	5,693,682	5,274,885
Ampol Ltd.	534,992	10,740,155
Ansell Ltd.	305,580	7,068,868
ANZ Group Holdings Ltd.	6,380,654	182,068,856
APA Group	2,774,941	18,193,572
Aristocrat Leisure Ltd.	1,176,507	40,312,096
ASX Ltd.	408,090	15,402,114
Atlas Arteria Ltd.	2,362,674	8,082,048
Aurizon Holdings Ltd.	4,044,025	11,960,197
Bank of Queensland Ltd.	1,504,032	7,502,941
Beach Energy Ltd.	3,568,620	2,784,780
Bendigo & Adelaide Bank Ltd.	1,255,459	9,582,270
BHP Group Ltd.	10,487,818	436,564,833
BlueScope Steel Ltd.	917,554	18,309,061
Brambles Ltd.	2,892,100	51,691,274
CAR Group Ltd.	779,453	14,731,259
Challenger Ltd.	1,159,405	7,378,414
Charter Hall Group	1,026,906	16,151,372
Cleanaway Waste Management Ltd.	4,553,152	8,274,252
Cochlear Ltd.	136,082	19,299,763
Coles Group Ltd.	2,820,387	41,324,558
Commonwealth Bank of Australia	3,582,549	445,823,055
Computershare Ltd.	1,145,968	25,308,737
CSL Ltd.	1,033,971	108,141,518
Deterra Royalties Ltd.	856,930	2,638,187
Dexus	2,243,258	10,726,997
Domino's Pizza Enterprises Ltd.	134,460	1,948,080
Downer EDI Ltd.	1,386,361	8,486,838
Dyno Nobel Ltd.	3,887,974	9,198,941
Endeavour Group Ltd.	3,337,593	9,300,077
Evolution Mining Ltd.	4,309,822	50,923,736
Flight Centre Travel Group Ltd. (a)	412,900	3,795,867
Fortescue Ltd.	3,405,329	51,302,728
Goodman Group	4,236,448	87,372,911
GPT Group	4,106,650	14,808,621
GQG Partners, Inc., Class A	1,983,928	2,594,409
Harvey Norman Holdings Ltd.	1,183,535	4,858,251
HUB24 Ltd.	166,306	11,591,061
IGO Ltd. *	1,557,812	9,569,709
Iluka Resources Ltd.	847,058	4,074,678
Insignia Financial Ltd. *	1,327,936	4,419,472
Insurance Australia Group Ltd.	4,860,152	23,067,497
James Hardie Industries PLC, CDI *	1,213,567	29,595,124
JB Hi-Fi Ltd.	234,681	13,735,869
Lendlease Corp. Ltd.	1,386,208	4,149,102
Light & Wonder, Inc. *	176,123	16,845,246
Lottery Corp. Ltd.	4,571,870	17,952,373
Lynas Rare Earths Ltd. *	1,887,485	25,530,312
Macquarie Group Ltd.	729,420	110,971,450
Magellan Financial Group Ltd.	393,966	2,375,229
Medibank Pvt Ltd.	5,836,332	18,217,572
Metcash Ltd.	2,385,031	5,608,986
Mineral Resources Ltd. *	365,873	15,899,892
Mirvac Group	8,665,647	12,659,929
National Australia Bank Ltd.	6,532,462	228,205,759
Netwealth Group Ltd.	240,106	4,411,257
New Hope Corp. Ltd.	1,069,725	3,575,373
NEXTDC Ltd. *	1,406,393	13,911,455
Northern Star Resources Ltd.	2,933,180	63,295,231
SECURITY	NUMBER OF SHARES	VALUE ($)
Orica Ltd.	1,029,031	17,908,142
Origin Energy Ltd.	3,718,857	32,200,466
Orora Ltd.	2,623,903	4,001,639
Perpetual Ltd.	225,929	2,985,095
PLS Group Ltd. *	6,613,403	24,460,692
Pro Medicus Ltd.	113,646	10,528,680
Qantas Airways Ltd.	1,558,188	11,048,907
QBE Insurance Group Ltd.	3,232,944	50,065,010
Qube Holdings Ltd.	3,710,133	13,246,575
Ramsay Health Care Ltd.	400,204	12,283,799
REA Group Ltd. (a)	102,620	12,168,460
Reece Ltd. (a)	523,681	5,844,333
Region Group	2,423,957	3,990,371
Rio Tinto Ltd.	784,697	93,573,356
Santos Ltd.	6,942,874	33,447,401
Scentre Group	11,126,747	30,290,607
SEEK Ltd.	689,108	8,132,499
SGH Ltd.	399,898	13,308,911
Sigma Healthcare Ltd.	9,049,779	18,316,088
Sims Ltd.	320,288	5,012,442
Sonic Healthcare Ltd.	977,181	16,594,931
South32 Ltd.	9,325,369	30,570,339
Steadfast Group Ltd.	2,324,010	7,287,307
Stockland	5,145,521	18,738,148
Suncorp Group Ltd.	2,305,709	24,039,488
Technology One Ltd.	629,314	11,691,893
Telix Pharmaceuticals Ltd. *	596,289	4,249,455
Telstra Group Ltd.	8,648,072	31,924,599
TPG Telecom Ltd.	733,139	2,058,538
Transurban Group	6,593,875	67,385,470
Treasury Wine Estates Ltd.	1,713,966	5,545,420
Vicinity Ltd.	8,015,169	13,994,429
Washington H Soul Pattinson & Co. Ltd.	650,813	17,740,427
Wesfarmers Ltd.	2,408,874	136,682,419
Westpac Banking Corp.	7,304,212	221,435,504
Whitehaven Coal Ltd.	1,670,302	9,296,563
WiseTech Global Ltd.	398,536	13,502,156
Woodside Energy Group Ltd.	4,068,403	82,080,546
Woolworths Group Ltd.	2,618,404	67,176,219
Worley Ltd.	1,081,701	8,741,716
Xero Ltd. *	332,302	19,688,806
Yancoal Australia Ltd.	894,461	3,735,385
		3,664,669,099

Austria 0.2%
ANDRITZ AG	138,929	12,064,665
BAWAG Group AG	162,686	25,355,009
Erste Group Bank AG	604,671	71,893,276
OMV AG	302,497	19,572,274
Raiffeisen Bank International AG	263,236	13,134,527
Strabag SE	43,460	4,885,020
Telekom Austria AG	211,519	2,385,022
Verbund AG	143,746	10,234,173
		159,523,966

Belgium 0.8%
Ackermans & van Haaren NV	44,188	15,161,411
Ageas SA	368,820	27,390,804
Anheuser-Busch InBev SA	2,038,905	165,672,842
Argenx SE *	130,737	101,477,060
D'ieteren Group	44,666	9,671,995
Elia Group SA	94,494	15,039,514
Groupe Bruxelles Lambert NV	160,103	16,077,312
KBC Group NV	489,305	66,322,548
Lotus Bakeries NV	829	10,296,982
See financial notes
10
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sofina SA	31,152	9,261,500
Syensqo SA	147,632	8,431,333
UCB SA	257,317	76,652,336
Warehouses De Pauw CVA	381,284	11,722,742
		533,178,379

Canada 10.3%
Agnico Eagle Mines Ltd.	1,069,722	268,738,387
Alamos Gold, Inc., Class A	884,583	47,950,450
Alimentation Couche-Tard, Inc.	1,661,235	100,830,028
AltaGas Ltd.	650,634	22,116,356
ARC Resources Ltd.	1,284,261	23,823,590
AtkinsRealis Group, Inc.	348,745	24,177,028
Bank of Montreal	1,540,546	221,743,289
Bank of Nova Scotia	2,673,950	202,881,802
Barrick Mining Corp.	3,625,175	183,963,311
BCE, Inc.	673,986	17,716,316
Bombardier, Inc., Class B *	190,588	39,392,053
Brookfield Asset Management Ltd., Class A	826,547	38,598,657
Brookfield Corp.	4,520,922	198,292,740
CAE, Inc. *	663,823	19,688,118
Cameco Corp.	921,363	109,021,931
Canadian Imperial Bank of Commerce	2,013,039	203,377,676
Canadian National Railway Co.	1,193,093	133,905,302
Canadian Natural Resources Ltd.	4,365,379	190,990,333
Canadian Pacific Kansas City Ltd.	1,930,324	169,049,308
Canadian Tire Corp. Ltd., Class A	111,580	15,653,189
Celestica, Inc. *	246,287	68,400,916
Cenovus Energy, Inc.	2,914,417	64,940,523
CGI, Inc.	417,171	30,514,337
Constellation Software, Inc.	42,309	78,195,259
Descartes Systems Group, Inc. *	176,805	11,695,822
Dollarama, Inc.	569,152	83,804,747
Element Fleet Management Corp.	825,683	19,669,642
Emera, Inc.	636,721	33,132,741
Enbridge, Inc.	4,662,743	247,761,107
Fairfax Financial Holdings Ltd.	47,388	81,574,350
First Quantum Minerals Ltd. *	1,435,882	42,996,972
FirstService Corp.	84,370	13,296,541
Fortis, Inc.	1,070,488	61,591,226
Franco-Nevada Corp.	409,093	114,354,669
George Weston Ltd.	341,003	25,032,973
GFL Environmental, Inc.	566,158	25,023,283
Gildan Activewear, Inc.	385,251	26,261,528
Great-West Lifeco, Inc. (a)	589,047	28,462,219
Hydro One Ltd.	698,347	30,015,838
iA Financial Corp., Inc.	193,028	21,955,812
Imperial Oil Ltd.	327,769	38,344,058
Intact Financial Corp.	382,728	73,902,129
Ivanhoe Mines Ltd., Class A *	1,663,104	19,022,930
Keyera Corp.	472,011	18,017,299
Kinross Gold Corp.	2,607,117	96,382,182
Loblaw Cos. Ltd.	1,188,690	55,100,621
Lundin Gold, Inc.	208,955	19,698,167
Lundin Mining Corp.	1,429,598	45,555,104
Magna International, Inc. (a)	577,175	36,399,033
Manulife Financial Corp.	3,652,271	130,066,211
Metro, Inc.	421,582	30,042,567
National Bank of Canada	842,745	117,632,706
Nutrien Ltd.	1,036,279	77,949,820
Open Text Corp.	527,036	13,057,555
Pan American Silver Corp.	881,029	60,451,438
Pembina Pipeline Corp.	1,229,864	54,060,452
Power Corp. of Canada	1,165,238	58,541,708
RB Global, Inc.	392,409	39,535,815
SECURITY	NUMBER OF SHARES	VALUE ($)
Restaurant Brands International, Inc.	697,636	50,057,308
Royal Bank of Canada	3,039,045	508,204,710
Saputo, Inc.	510,301	16,291,019
Shopify, Inc., Class A *	2,587,704	312,437,011
Stantec, Inc.	239,938	22,219,577
Sun Life Financial, Inc.	1,215,518	79,676,877
Suncor Energy, Inc.	2,612,743	147,605,564
TC Energy Corp.	2,228,939	143,246,327
Teck Resources Ltd., Class B	1,019,968	59,911,014
TELUS Corp.	1,153,382	15,814,234
TFI International, Inc.	170,823	20,412,087
Thomson Reuters Corp.	290,572	27,980,218
TMX Group Ltd.	597,011	20,140,394
Toronto-Dominion Bank	3,639,431	354,590,015
Tourmaline Oil Corp.	789,770	37,083,895
Waste Connections, Inc.	550,601	94,763,040
Wheaton Precious Metals Corp.	976,770	159,186,617
Whitecap Resources, Inc.	2,511,702	25,082,950
WSP Global, Inc.	276,329	46,816,983
		6,465,870,004

Denmark 1.1%
AP Moller - Maersk AS, Class A	5,713	13,993,600
AP Moller - Maersk AS, Class B (a)	8,336	20,648,989
Carlsberg AS, Class B	195,471	30,370,905
Coloplast AS, Class B	291,818	22,504,296
Danske Bank AS	1,351,971	70,525,542
Demant AS *(a)	173,829	5,406,060
DSV AS	408,537	105,588,221
Genmab AS *	133,400	38,968,063
H Lundbeck AS (a)	629,218	3,852,071
H Lundbeck AS, Class A	14,209	78,140
Novo Nordisk AS, Class B	6,822,534	256,491,915
Novonesis Novozymes B, Class B	748,364	44,407,503
Orsted AS *	1,008,220	23,899,020
Pandora AS	160,150	12,654,077
Rockwool AS, B Shares	166,368	5,509,231
Tryg AS	662,173	16,386,898
Vestas Wind Systems AS	2,174,694	55,827,914
		727,112,445

Finland 0.9%
Elisa OYJ	304,589	15,622,254
Fortum OYJ	885,161	20,703,626
Kesko OYJ, B Shares	583,146	14,362,541
Kone OYJ, B Shares	672,903	50,863,682
Metso OYJ	1,480,784	30,954,750
Neste OYJ	908,976	22,730,974
Nokia OYJ	10,815,181	82,797,355
Nordea Bank Abp	6,992,404	135,810,103
Orion OYJ, B Shares	228,445	18,260,387
Sampo OYJ, A Shares	5,234,820	58,024,913
Stora Enso OYJ, R Shares	1,233,552	16,756,517
UPM-Kymmene OYJ	1,103,164	35,141,613
Valmet OYJ	311,825	10,481,853
Wartsila OYJ Abp	973,783	42,425,622
		554,936,190

France 7.8%
Accor SA	478,198	27,812,615
Aeroports de Paris SA	83,786	11,712,857
Air Liquide SA	1,239,612	260,873,887
Airbus SE	1,251,883	272,324,886
Alstom SA *	709,520	23,699,395
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
11

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Amundi SA	125,730	12,031,828
Arkema SA	123,709	9,048,618
AXA SA	3,593,680	175,917,224
Ayvens SA	756,355	9,644,708
BioMerieux	92,142	10,879,208
BNP Paribas SA	2,127,503	239,890,592
Bollore SE	1,536,570	8,991,317
Bouygues SA	414,445	25,778,185
Bureau Veritas SA	740,105	25,708,437
Capgemini SE	331,742	41,891,018
Carrefour SA	1,212,140	22,963,187
Cie de Saint-Gobain SA	965,006	98,260,377
Cie Generale des Etablissements Michelin SCA	1,432,099	58,166,261
Covivio SA	121,319	8,902,452
Credit Agricole SA	2,012,769	44,642,119
Danone SA	1,364,693	117,044,352
Dassault Aviation SA	36,945	14,770,061
Dassault Systemes SE	1,412,342	30,933,100
Edenred SE	520,164	12,037,492
Eiffage SA	164,396	28,377,771
Engie SA	3,867,164	132,093,269
EssilorLuxottica SA	615,942	163,775,098
Eurazeo SE	65,781	3,869,402
Eurofins Scientific SE	243,555	19,600,461
Euronext NV	192,598	31,836,072
FDJ UNITED	227,286	6,886,031
Gecina SA	109,811	10,171,347
Getlink SE	615,385	13,383,700
Hermes International SCA	72,666	175,797,574
Ipsen SA	76,195	14,852,967
Kering SA	151,058	50,991,472
Klepierre SA	446,242	18,767,396
Legrand SA	539,320	97,967,876
L'Oreal SA	489,959	229,893,804
LVMH Moet Hennessy Louis Vuitton SE	546,538	351,106,406
Orange SA	4,422,361	94,978,773
Pernod Ricard SA	411,698	38,041,555
Publicis Groupe SA	489,798	43,615,735
Renault SA	402,439	15,257,382
Rexel SA	477,208	20,774,019
Safran SA	745,824	299,402,164
Sanofi SA	2,302,661	223,481,453
Sartorius Stedim Biotech	59,602	12,885,131
Schneider Electric SE	1,160,200	379,037,068
SCOR SE	370,250	13,508,067
SEB SA	50,981	3,139,080
Societe Generale SA	1,508,640	131,563,248
Sodexo SA	184,454	10,105,219
SPIE SA	318,897	19,767,393
STMicroelectronics NV	1,389,715	46,616,176
Teleperformance SE	115,036	6,992,170
Thales SA	191,949	57,769,067
TotalEnergies SE	3,927,351	311,979,002
Unibail-Rodamco-Westfield *	258,515	32,400,030
Veolia Environnement SA	1,267,037	53,795,834
Vinci SA	1,066,060	177,161,650
Wendel SE	54,671	5,735,273
		4,911,300,311

Germany 6.8%
adidas AG	357,944	66,859,208
Allianz SE	827,424	373,386,370
Aumovio SE *	116,610	5,823,926
BASF SE	1,908,922	109,763,212
Bayer AG	2,115,589	104,935,792
SECURITY	NUMBER OF SHARES	VALUE ($)
Bayerische Motoren Werke AG	621,285	65,623,506
Bechtle AG	184,008	7,430,234
Beiersdorf AG	223,420	28,397,215
Brenntag SE	267,612	16,525,208
Carl Zeiss Meditec AG, Bearer Shares	71,558	2,291,330
Commerzbank AG	1,436,067	58,751,317
Continental AG	233,221	20,134,623
CTS Eventim AG & Co. KGaA	118,731	9,651,787
Daimler Truck Holding AG	1,083,697	55,057,803
Delivery Hero SE *	485,130	11,258,249
Deutsche Bank AG	3,793,855	135,703,594
Deutsche Boerse AG	394,163	108,156,255
Deutsche Lufthansa AG	1,306,547	14,019,516
Deutsche Post AG	1,969,780	116,518,561
Deutsche Telekom AG	7,454,235	300,033,498
Deutsche Wohnen SE	135,407	3,797,033
DWS Group GmbH & Co. KGaA	64,405	4,566,382
E.ON SE	4,771,163	110,863,609
Evonik Industries AG	569,725	9,948,855
Fielmann Group AG	47,960	2,618,970
Fraport AG Frankfurt Airport Services Worldwide *	84,217	8,277,967
Fresenius Medical Care AG	448,644	20,897,221
Fresenius SE & Co. KGaA	868,400	52,188,794
FUCHS SE	58,526	2,128,331
GEA Group AG	319,920	24,892,383
Hannover Rueck SE	129,825	39,516,722
Heidelberg Materials AG	271,108	60,674,441
Henkel AG & Co. KGaA	217,020	19,666,080
Hensoldt AG	127,221	11,175,614
HOCHTIEF AG	32,481	15,823,344
Infineon Technologies AG	2,774,388	150,109,900
KION Group AG	144,489	9,894,696
Knorr-Bremse AG	142,512	18,761,431
LEG Immobilien SE	157,232	13,143,586
Mercedes-Benz Group AG	1,614,078	112,438,798
Merck KGaA	277,987	42,110,540
MTU Aero Engines AG	115,995	50,043,477
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	279,764	183,524,365
Nemetschek SE	124,039	9,929,505
Qiagen NV	446,036	22,097,597
Rational AG	10,941	9,539,974
RENK Group AG	167,435	11,254,523
Rheinmetall AG	96,894	190,309,012
RTL Group SA	78,182	3,429,298
RWE AG	1,429,594	92,059,267
SAP SE	2,199,099	443,893,672
Scout24 SE	149,117	12,720,514
Siemens AG	1,572,634	459,374,644
Siemens Energy AG	1,594,893	313,440,431
Siemens Healthineers AG	633,079	31,498,662
Symrise AG	286,077	26,204,289
Talanx AG	129,336	16,339,654
Traton SE (a)	150,025	6,383,930
Volkswagen AG	60,363	7,255,348
Vonovia SE	1,509,776	51,142,591
Zalando SE *	504,001	12,347,788
		4,296,604,442

Hong Kong 1.8%
AAC Technologies Holdings, Inc.	1,547,265	7,386,061
AIA Group Ltd.	22,572,782	250,483,240
ASMPT Ltd.	697,940	10,002,247
Bank of East Asia Ltd.	2,131,630	4,147,633
See financial notes
12
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
BOC Aviation Ltd.	415,248	4,623,806
BOC Hong Kong Holdings Ltd.	7,742,220	44,441,193
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	3,386,646	3,372,726
Cathay Pacific Airways Ltd.	2,720,309	4,889,646
Champion REIT	3,905,082	1,397,855
Chow Tai Fook Jewellery Group Ltd.	3,615,236	6,063,793
CK Asset Holdings Ltd.	3,877,598	24,676,953
CK Hutchison Holdings Ltd.	5,664,079	46,632,535
CK Infrastructure Holdings Ltd.	1,327,684	11,278,817
CLP Holdings Ltd.	3,372,282	31,989,073
CTF Services Ltd.	3,299,428	3,770,944
Dah Sing Banking Group Ltd.	765,499	1,282,984
DFI Retail Group Holdings Ltd.	632,689	2,650,967
First Pacific Co. Ltd.	4,442,178	3,589,111
FIT Hon Teng Ltd. *(a)	4,026,999	3,233,069
Galaxy Entertainment Group Ltd.	4,528,023	24,173,691
Hang Lung Group Ltd.	1,771,117	3,803,911
Hang Lung Properties Ltd.	3,705,148	4,864,631
Henderson Land Development Co. Ltd.	2,933,070	13,288,930
Hong Kong & China Gas Co. Ltd.	22,889,753	22,268,944
Hong Kong Exchanges & Clearing Ltd.	2,540,602	136,089,469
Hongkong Land Holdings Ltd.	2,218,832	19,237,273
HUTCHMED China Ltd. *(a)	994,655	2,886,504
Hysan Development Co. Ltd.	1,243,224	3,467,991
Jardine Matheson Holdings Ltd.	390,140	32,186,550
Johnson Electric Holdings Ltd.	901,954	3,579,151
Kerry Properties Ltd.	1,205,974	3,888,274
KLN Logistics Group Ltd.	575,661	521,779
Lenovo Group Ltd.	16,505,835	20,531,666
Link REIT	5,464,119	27,075,581
Man Wah Holdings Ltd.	3,058,263	1,993,971
MGM China Holdings Ltd.	1,993,059	3,190,056
MMG Ltd. *	9,170,163	12,672,918
MTR Corp. Ltd.	3,477,716	16,601,307
NagaCorp Ltd.	2,851,056	1,640,182
New World Development Co. Ltd. *(a)	2,839,401	3,942,125
Nexteer Automotive Group Ltd.	1,856,535	1,775,328
Orient Overseas International Ltd.	263,372	5,033,669
PCCW Ltd.	8,452,845	6,418,938
Power Assets Holdings Ltd.	2,873,216	23,306,323
PRADA SpA	1,146,284	6,521,179
Samsonite Group SA	2,714,778	6,677,490
Sands China Ltd.	5,028,351	11,384,606
Shangri-La Asia Ltd.	2,230,778	1,451,603
Shenzhou International Group Holdings Ltd.	1,717,994	13,913,684
Sino Land Co. Ltd.	7,514,634	12,277,574
SITC International Holdings Co. Ltd.	2,899,836	12,374,670
SJM Holdings Ltd. *	4,713,196	1,452,133
Sun Hung Kai Properties Ltd.	2,944,492	54,958,781
Super Hi International Holding Ltd. *(a)	617,945	1,055,432
Swire Pacific Ltd., A Shares	747,875	8,045,573
Swire Pacific Ltd., B Shares	1,659,149	2,933,469
Swire Properties Ltd.	2,101,069	7,252,336
Techtronic Industries Co. Ltd.	3,081,459	50,266,764
United Energy Group Ltd.	30,167,514	2,506,841
VTech Holdings Ltd.	331,481	2,735,450
WH Group Ltd.	16,969,030	21,346,466
Wharf Holdings Ltd.	2,162,401	7,159,948
Wharf Real Estate Investment Co. Ltd.	3,410,044	12,598,873
SECURITY	NUMBER OF SHARES	VALUE ($)
Wynn Macau Ltd.	2,973,943	2,170,914
Xinyi Glass Holdings Ltd. (a)	3,273,941	4,344,523
Yue Yuen Industrial Holdings Ltd.	1,967,638	4,676,258
		1,108,456,382

Ireland 0.3%
AIB Group PLC	4,627,156	48,350,067
Bank of Ireland Group PLC	2,042,239	39,870,385
Kerry Group PLC, Class A	356,243	31,672,400
Kingspan Group PLC	336,399	33,502,672
Ryanair Holdings PLC	342,266	11,080,794
		164,476,318

Israel 1.0%
Airport City Ltd. *	145,244	2,547,856
Amot Investments Ltd.	437,288	2,899,586
Azrieli Group Ltd.	72,132	10,355,020
Bank Hapoalim BM	2,847,739	71,744,113
Bank Leumi Le-Israel BM	3,229,648	78,048,840
Bezeq The Israeli Telecommunication Corp. Ltd.	5,906,687	15,570,437
Big Shopping Centers Ltd.	40,183	9,676,165
Camtek Ltd. *	57,030	9,485,750
Clal Insurance Enterprises Holdings Ltd.	136,633	10,188,590
Delek Group Ltd.	20,351	6,222,102
Elbit Systems Ltd.	55,889	42,761,453
Energix-Renewable Energies Ltd.	529,005	3,374,456
Enlight Renewable Energy Ltd. *	274,324	18,767,455
Fattal Holdings 1998 Ltd. *	13,232	2,595,461
FIBI Holdings Ltd.	30,782	3,212,359
First International Bank of Israel Ltd.	119,612	10,273,657
Gav-Yam Lands Corp. Ltd.	84,578	989,465
Harel Insurance Investments & Financial Services Ltd.	240,358	12,610,679
ICL Group Ltd.	1,607,639	7,593,772
Israel Corp. Ltd.	9,081	2,339,653
Israel Discount Bank Ltd., A Shares	2,634,334	31,852,133
Melisron Ltd.	47,180	6,384,765
Menora Mivtachim Holdings Ltd.	52,983	7,560,430
Migdal Insurance & Financial Holdings Ltd. *	1,221,613	6,604,156
Mivne Real Estate KD Ltd.	1,328,744	5,505,090
Mizrahi Tefahot Bank Ltd.	317,466	23,754,134
Next Vision Stabilized Systems Ltd.	145,318	16,588,040
Nice Ltd. *	137,435	15,561,078
Nova Ltd. *	64,513	28,289,959
OPC Energy Ltd. *	312,744	9,846,097
Phoenix Financial Ltd.	474,350	24,206,548
Shapir Engineering & Industry Ltd.	305,765	3,188,963
Shikun & Binui Ltd. *	727,731	3,832,057
Shufersal Ltd.	390,456	5,467,019
Strauss Group Ltd.	128,101	5,642,352
Teva Pharmaceutical Industries Ltd. *	2,469,540	83,569,041
Tower Semiconductor Ltd. *	240,266	30,338,339
		629,447,070

Italy 2.6%
A2A SpA	3,370,197	9,864,418
Amplifon SpA	289,716	4,506,743
Banca Mediolanum SpA	463,676	9,985,714
Banca Monte dei Paschi di Siena SpA	4,426,195	43,365,428
Banco BPM SpA	3,192,439	47,248,346
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
13

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
BPER Banca SpA	2,996,672	42,493,439
Brunello Cucinelli SpA	68,556	6,664,936
Buzzi SpA	172,698	9,987,246
Davide Campari-Milano NV	1,244,521	9,371,873
DiaSorin SpA	51,197	4,303,920
Enel SpA	16,595,516	199,744,603
Eni SpA	4,314,938	100,140,410
Ferrari NV	256,426	97,307,787
FinecoBank Banca Fineco SpA	1,325,572	31,286,413
Generali	2,086,800	89,094,094
Hera SpA	1,620,346	8,467,571
Infrastrutture Wireless Italiane SpA (a)	715,525	7,599,161
Interpump Group SpA	158,082	7,297,916
Intesa Sanpaolo SpA	32,805,851	226,012,174
Italgas SpA	1,327,937	17,152,778
Leonardo SpA	855,114	57,347,173
Mediobanca Banca di Credito Finanziario SpA	237,291	5,174,732
Moncler SpA	484,198	33,409,722
Nexi SpA (a)	925,409	3,800,169
Pirelli & C SpA	838,442	6,309,933
Poste Italiane SpA	973,329	26,144,523
Prysmian SpA	612,132	74,081,303
Recordati Industria Chimica e Farmaceutica SpA	228,601	13,069,007
Reply SpA	44,075	4,719,970
Snam SpA	4,391,235	34,167,386
Stellantis NV	4,586,411	37,586,742
Telecom Italia SpA *	23,331,581	17,525,786
Tenaris SA	740,428	20,212,048
Terna - Rete Elettrica Nazionale	3,030,197	36,493,095
UniCredit SpA	3,272,156	279,751,363
Unipol Assicurazioni SpA	834,715	20,854,201
		1,642,542,123

Japan 21.1%
ABC-Mart, Inc. (a)	202,130	3,396,561
Acom Co. Ltd.	781,232	2,564,993
Activia Properties, Inc.	4,221	4,039,183
Advance Residence Investment Corp.	5,362	5,907,215
Advantest Corp.	1,565,890	269,297,976
Aeon Co. Ltd.	5,279,714	75,294,048
AEON Financial Service Co. Ltd.	228,133	2,579,054
AEON REIT Investment Corp.	3,746	3,279,924
AGC, Inc.	403,219	17,897,887
Aica Kogyo Co. Ltd.	106,785	2,717,417
Air Water, Inc.	364,844	5,069,842
Aisin Corp.	1,069,470	19,039,820
Ajinomoto Co., Inc.	2,024,632	64,425,119
Alfresa Holdings Corp.	387,840	6,655,074
Alps Alpine Co. Ltd.	395,470	5,938,699
ALSOK Co. Ltd.	702,623	5,764,996
Amada Co. Ltd.	578,466	9,642,644
Amano Corp.	134,610	3,534,132
ANA Holdings, Inc.	313,928	6,842,575
Aozora Bank Ltd.	213,778	3,868,201
Asahi Group Holdings Ltd.	3,170,918	34,517,055
Asahi Intecc Co. Ltd.	454,080	9,789,805
Asahi Kasei Corp.	2,601,864	30,739,075
Asics Corp.	1,430,845	43,935,763
Astellas Pharma, Inc.	3,837,657	63,946,611
Azbil Corp.	1,017,779	9,478,627
Bandai Namco Holdings, Inc.	1,192,943	32,428,183
BayCurrent, Inc.	293,088	8,457,079
Bic Camera, Inc.	198,538	2,294,711
SECURITY	NUMBER OF SHARES	VALUE ($)
BIPROGY, Inc.	154,241	4,689,717
Blue Zones Holdings Co. Ltd.	43,920	2,709,045
Bridgestone Corp.	2,385,909	58,010,636
Brother Industries Ltd.	513,384	10,627,748
Calbee, Inc.	143,039	2,830,088
Canon Marketing Japan, Inc.	92,354	4,143,138
Canon, Inc.	1,806,768	55,108,594
Capcom Co. Ltd.	743,375	17,107,743
Casio Computer Co. Ltd.	420,344	4,231,037
Central Japan Railway Co.	1,795,430	52,991,779
Chiba Bank Ltd.	1,352,170	20,153,720
Chubu Electric Power Co., Inc.	1,556,999	26,303,186
Chugai Pharmaceutical Co. Ltd.	1,360,375	91,098,291
Chugin Financial Group, Inc.	336,609	6,925,144
Chugoku Electric Power Co., Inc.	606,467	4,228,274
Coca-Cola Bottlers Japan Holdings, Inc.	282,195	7,454,105
COMSYS Holdings Corp.	217,809	8,038,530
Cosmo Energy Holdings Co. Ltd.	263,340	8,124,956
Cosmos Pharmaceutical Corp.	85,207	3,786,493
Credit Saison Co. Ltd.	231,358	7,071,516
CyberAgent, Inc.	927,804	8,189,040
Dai Nippon Printing Co. Ltd.	836,856	17,420,541
Daicel Corp.	512,857	5,385,614
Daido Steel Co. Ltd.	335,018	5,115,663
Daifuku Co. Ltd.	752,299	31,185,775
Dai-ichi Life Holdings, Inc.	7,349,763	75,839,668
Daiichi Sankyo Co. Ltd.	3,948,725	77,494,914
Daikin Industries Ltd.	588,676	75,090,361
Daito Trust Construction Co. Ltd.	632,463	14,583,614
Daiwa House Industry Co. Ltd.	1,227,159	44,354,576
Daiwa House REIT Investment Corp.	8,492	7,234,178
Daiwa Office Investment Corp.	1,186	2,772,714
Daiwa Securities Group, Inc.	2,899,963	30,573,829
Daiwa Securities Living Investments Corp.	3,586	2,662,081
Denso Corp.	3,779,058	54,462,005
Dentsu Group, Inc.	442,882	8,298,807
Dentsu Soken, Inc.	195,751	2,470,005
Dexerials Corp.	320,714	5,315,276
DIC Corp.	166,332	4,718,555
Disco Corp.	188,064	90,945,281
DMG Mori Co. Ltd.	309,384	6,135,166
Dowa Holdings Co. Ltd.	122,924	9,093,817
East Japan Railway Co.	2,211,310	54,671,940
Ebara Corp.	975,089	34,612,927
Eisai Co. Ltd.	546,830	18,356,676
Electric Power Development Co. Ltd.	332,482	7,943,365
ENEOS Holdings, Inc.	5,603,898	53,409,769
EXEO Group, Inc.	379,128	7,268,087
Ezaki Glico Co. Ltd.	99,920	3,882,240
FANUC Corp.	1,983,913	90,386,377
Fast Retailing Co. Ltd.	379,333	167,720,461
Food & Life Cos. Ltd.	226,449	14,598,618
FP Corp.	89,065	1,610,444
Frontier Real Estate Investment Corp.	5,759	3,301,396
Fuji Electric Co. Ltd.	298,954	26,635,389
Fuji Media Holdings, Inc.	94,001	2,156,077
Fuji Oil Co. Ltd.	92,468	2,361,969
FUJIFILM Holdings Corp.	2,568,836	53,375,846
Fujikura Ltd.	580,546	99,524,827
Fujitec Co. Ltd.	20,424	740,431
Fujitsu Ltd.	3,678,617	84,540,450
Fukuoka Financial Group, Inc.	356,037	15,605,196
Furukawa Electric Co. Ltd.	145,915	26,262,363
Fuyo General Lease Co. Ltd.	111,312	3,312,445
GLP J-Reit	9,670	8,671,257
See financial notes
14
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
GMO internet group, Inc.	111,547	2,141,274
GMO Payment Gateway, Inc.	99,000	5,130,562
Goldwin, Inc.	210,699	3,329,348
GS Yuasa Corp.	194,407	6,923,317
Gunma Bank Ltd.	682,464	9,887,805
Hachijuni Nagano Bank Ltd.	787,071	10,483,357
Hakuhodo DY Holdings, Inc.	467,976	3,510,007
Hamamatsu Photonics KK	631,307	8,182,224
Hankyu Hanshin Holdings, Inc.	504,008	14,704,605
Harmonic Drive Systems, Inc.	141,436	4,126,443
Haseko Corp.	520,389	11,379,395
Heiwa Corp.	107,317	1,387,130
Hikari Tsushin, Inc.	38,260	10,834,105
Hino Motors Ltd. *	538,212	1,575,423
Hirogin Holdings, Inc.	582,024	7,219,148
Hirose Electric Co. Ltd.	61,923	9,255,233
Hisamitsu Pharmaceutical Co., Inc.	50,715	1,958,760
Hitachi Construction Machinery Co. Ltd.	223,365	10,053,392
Hitachi Ltd.	9,411,784	315,042,326
Honda Motor Co. Ltd.	7,984,272	81,031,731
Horiba Ltd.	77,777	10,484,016
Hoshizaki Corp.	221,225	7,787,687
House Foods Group, Inc.	141,547	2,798,755
Hoya Corp.	722,652	130,829,520
Hulic Co. Ltd.	1,023,582	13,564,715
Ibiden Co. Ltd.	544,586	33,266,400
Idemitsu Kosan Co. Ltd.	1,697,165	16,207,994
IHI Corp.	1,970,232	54,302,055
Iida Group Holdings Co. Ltd.	279,568	4,979,847
Industrial & Infrastructure Fund Investment Corp.	4,971	4,839,661
INFRONEER Holdings, Inc.	434,946	7,296,228
Inpex Corp.	1,874,978	45,635,974
Internet Initiative Japan, Inc.	265,253	3,870,273
Invincible Investment Corp.	16,503	7,008,159
Isetan Mitsukoshi Holdings Ltd.	677,437	13,364,330
Isuzu Motors Ltd.	1,159,158	21,668,552
Ito En Ltd.	112,223	2,183,002
ITOCHU Corp.	13,681,710	198,927,024
Itoham Yonekyu Holdings, Inc.	45,150	1,865,284
Iwatani Corp.	404,334	5,332,418
Iyogin Holdings, Inc.	519,822	11,300,406
Izumi Co. Ltd.	240,669	1,600,092
J Front Retailing Co. Ltd.	498,491	8,237,674
Japan Airlines Co. Ltd.	291,711	6,031,341
Japan Airport Terminal Co. Ltd.	133,804	4,571,405
Japan Exchange Group, Inc.	2,178,445	29,797,081
Japan Hotel REIT Investment Corp.	10,814	5,873,673
Japan Logistics Fund, Inc.	4,682	3,112,837
Japan Metropolitan Fund Invest	14,525	11,322,290
Japan Post Bank Co. Ltd.	3,843,499	75,355,968
Japan Post Holdings Co. Ltd.	3,599,750	46,943,737
Japan Post Insurance Co. Ltd.	372,791	12,182,416
Japan Prime Realty Investment Corp.	7,248	4,948,835
Japan Real Estate Investment Corp.	15,143	12,618,763
Japan Steel Works Ltd.	143,760	9,410,583
Japan Tobacco, Inc.	2,352,398	90,208,530
Jeol Ltd.	104,968	4,631,030
JFE Holdings, Inc.	1,264,673	17,824,903
JGC Holdings Corp.	422,256	6,699,299
JMDC, Inc.	69,594	1,861,041
JTEKT Corp.	456,794	6,287,592
Justsystems Corp.	69,193	1,739,520
JX Advanced Metals Corp.	1,120,862	29,858,543
Kadokawa Corp.	233,545	4,332,082
Kagome Co. Ltd.	149,584	2,777,544
SECURITY	NUMBER OF SHARES	VALUE ($)
Kajima Corp.	873,561	39,961,394
Kakaku.com, Inc.	254,627	2,807,625
Kamigumi Co. Ltd.	181,237	6,751,477
Kandenko Co. Ltd.	262,617	11,751,112
Kaneka Corp.	116,559	3,941,169
Kansai Electric Power Co., Inc.	2,097,839	37,932,423
Kansai Paint Co. Ltd.	324,138	5,738,462
Kao Corp.	965,570	41,275,992
Kawasaki Heavy Industries Ltd.	332,511	38,879,028
Kawasaki Kisen Kaisha Ltd.	801,016	12,893,215
KDDI Corp.	5,925,697	101,377,337
KDX Realty Investment Corp.	7,704	8,388,663
Keihan Holdings Co. Ltd.	196,044	4,350,953
Keikyu Corp.	501,810	5,028,546
Keio Corp.	211,731	5,691,817
Keisei Electric Railway Co. Ltd.	917,236	7,966,514
Kewpie Corp.	208,842	5,990,037
Keyence Corp.	399,533	169,051,401
Kikkoman Corp.	1,598,259	15,355,571
Kinden Corp.	245,322	13,337,346
Kintetsu Group Holdings Co. Ltd.	411,725	8,713,143
Kioxia Holdings Corp. *	351,400	47,738,632
Kirin Holdings Co. Ltd.	1,713,968	29,717,927
Kobayashi Pharmaceutical Co. Ltd.	118,844	4,437,858
Kobe Bussan Co. Ltd.	273,036	6,481,162
Kobe Steel Ltd.	736,750	10,735,669
Koei Tecmo Holdings Co. Ltd.	234,779	2,712,835
Koito Manufacturing Co. Ltd.	370,524	6,694,944
Kokusai Electric Corp.	411,935	17,055,230
Kokuyo Co. Ltd.	828,235	4,884,796
Komatsu Ltd.	1,955,163	94,336,223
Konami Group Corp.	207,576	27,694,527
Konica Minolta, Inc.	1,172,012	4,480,107
Kose Holdings Corp.	68,358	2,729,942
Kotobuki Spirits Co. Ltd.	251,473	3,201,298
Kraftia Corp.	99,980	6,765,660
K's Holdings Corp.	296,444	3,257,324
Kubota Corp.	2,001,526	40,716,391
Kuraray Co. Ltd.	618,730	7,313,795
Kurita Water Industries Ltd.	219,559	12,253,115
Kusuri No. Aoki Holdings Co. Ltd.	94,717	2,465,524
Kyocera Corp.	2,828,980	50,074,531
Kyoto Financial Group, Inc.	510,797	12,684,451
Kyowa Kirin Co. Ltd.	481,699	8,901,211
Kyushu Electric Power Co., Inc.	946,206	12,205,982
Kyushu Financial Group, Inc.	751,726	6,442,334
Kyushu Railway Co.	320,058	8,126,244
LaSalle Logiport REIT	3,817	3,765,047
Lasertec Corp.	168,090	36,239,612
Lion Corp.	496,792	5,850,133
Lixil Corp.	597,434	7,021,882
LY Corp.	5,694,539	14,188,475
M3, Inc.	922,488	10,151,061
Mabuchi Motor Co. Ltd.	401,014	4,726,122
Macnica Holdings, Inc.	265,876	4,714,669
Makita Corp.	518,479	20,108,185
Marubeni Corp.	3,148,669	121,167,035
Marui Group Co. Ltd.	366,312	7,447,073
Maruichi Steel Tube Ltd.	363,181	3,780,106
Maruwa Co. Ltd.	19,645	7,710,780
MatsukiyoCocokara & Co.	711,012	11,790,617
Mazda Motor Corp.	1,310,670	11,656,463
McDonald's Holdings Co. Japan Ltd.	182,300	8,675,670
Mebuki Financial Group, Inc.	1,994,739	17,158,908
Medipal Holdings Corp.	429,210	8,431,623
MEIJI Holdings Co. Ltd.	551,609	14,227,891
Mercari, Inc. *	223,127	5,252,149
Metaplanet, Inc. *(a)	2,405,719	4,992,493
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
15

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Minebea Mitsumi, Inc.	769,833	16,587,467
MISUMI Group, Inc.	601,671	12,131,691
Mitsubishi Chemical Group Corp.	2,876,666	21,382,680
Mitsubishi Corp.	7,024,048	237,996,566
Mitsubishi Electric Corp.	4,215,912	161,777,606
Mitsubishi Estate Co. Ltd.	2,360,595	79,802,853
Mitsubishi Gas Chemical Co., Inc.	339,014	9,476,106
Mitsubishi HC Capital, Inc.	1,745,729	16,928,959
Mitsubishi Heavy Industries Ltd.	6,851,363	220,033,525
Mitsubishi Logistics Corp.	612,909	5,625,611
Mitsubishi Materials Corp.	245,526	9,445,183
Mitsubishi Motors Corp.	1,729,664	4,753,876
Mitsubishi UFJ Financial Group, Inc.	23,539,469	447,570,304
Mitsui & Co. Ltd.	5,416,105	203,704,522
Mitsui Chemicals, Inc.	785,987	11,981,739
Mitsui Fudosan Accommodations Fund, Inc.	4,600	4,063,026
Mitsui Fudosan Co. Ltd.	5,623,383	75,872,899
Mitsui Fudosan Logistics Park, Inc.	5,854	4,413,232
Mitsui Kinzoku Co. Ltd.	113,828	26,910,434
Mitsui OSK Lines Ltd.	693,915	25,769,859
Miura Co. Ltd.	196,172	4,052,232
Mizuho Financial Group, Inc.	5,217,926	238,996,886
Modec, Inc.	105,019	9,033,820
Money Forward, Inc. *	88,685	1,812,043
MonotaRO Co. Ltd.	518,129	6,904,515
Mori Hills REIT Investment Corp.	2,818	2,653,297
Morinaga & Co. Ltd.	147,669	2,733,000
Morinaga Milk Industry Co. Ltd.	146,233	4,646,674
MS&AD Insurance Group Holdings, Inc.	2,624,901	73,572,886
Murata Manufacturing Co. Ltd.	3,462,682	91,110,954
Nabtesco Corp.	224,717	7,316,167
Nagase & Co. Ltd.	210,022	6,664,205
Nagoya Railroad Co. Ltd.	390,887	4,616,785
Nankai Electric Railway Co. Ltd.	214,458	4,278,858
NEC Corp.	2,664,800	73,974,336
Nexon Co. Ltd.	869,634	18,498,348
NGK Insulators Ltd.	563,463	16,554,714
NH Foods Ltd.	217,944	9,979,706
NHK Spring Co. Ltd.	318,707	6,144,487
Nichias Corp.	106,776	6,566,254
Nichirei Corp.	412,215	5,609,292
NIDEC Corp.	2,017,559	31,815,726
Nifco, Inc.	165,752	5,885,855
Nihon Kohden Corp.	377,698	4,209,412
Nihon M&A Center Holdings, Inc.	680,785	3,151,342
Nikkon Holdings Co. Ltd. (a)	179,665	4,545,568
Nikon Corp.	609,463	7,795,661
Nintendo Co. Ltd.	2,166,761	124,835,966
Nippon Building Fund, Inc.	16,669	15,513,247
Nippon Electric Glass Co. Ltd.	156,291	6,886,314
Nippon Express Holdings, Inc.	508,245	12,533,183
Nippon Kayaku Co. Ltd.	226,142	2,904,177
Nippon Paint Holdings Co. Ltd.	2,036,161	15,089,437
Nippon Prologis REIT, Inc.	14,148	8,300,764
Nippon Sanso Holdings Corp.	389,169	14,938,606
Nippon Shinyaku Co. Ltd.	101,762	3,352,850
Nippon Shokubai Co. Ltd.	261,539	4,262,520
Nippon Steel Corp.	10,712,870	43,640,578
Nippon Television Holdings, Inc.	116,506	2,537,200
Nippon Yusen KK	864,497	29,729,284
Nipro Corp.	339,668	3,460,317
Nissan Chemical Corp.	261,473	11,902,569
Nissan Motor Co. Ltd. *	4,640,301	12,875,442
Nisshin Seifun Group, Inc.	518,631	7,255,021
Nissin Foods Holdings Co. Ltd.	415,060	8,762,452
Niterra Co. Ltd.	388,956	19,688,834
SECURITY	NUMBER OF SHARES	VALUE ($)
Nitori Holdings Co. Ltd.	919,619	18,424,776
Nitto Denko Corp.	1,473,221	34,319,326
NOF Corp.	454,655	9,138,238
NOK Corp.	136,442	2,907,558
Nomura Holdings, Inc.	6,255,442	58,197,147
Nomura Real Estate Holdings, Inc.	1,221,745	9,097,060
Nomura Real Estate Master Fund, Inc.	9,042	9,666,036
Nomura Research Institute Ltd.	883,239	24,705,234
NS Solutions Corp. (a)	133,557	3,438,906
NSK Ltd.	1,028,319	9,277,100
NTT, Inc.	59,198,606	58,127,438
Obayashi Corp.	1,422,494	40,235,283
OBIC Business Consultants Co. Ltd.	55,387	2,242,087
Obic Co. Ltd.	694,957	18,695,400
Odakyu Electric Railway Co. Ltd.	671,868	7,713,841
Oji Holdings Corp.	1,757,522	11,082,661
OKUMA Corp.	113,361	3,387,216
Olympus Corp.	2,296,958	22,480,396
Omron Corp.	389,069	13,835,780
Ono Pharmaceutical Co. Ltd.	806,215	13,810,870
Open House Group Co. Ltd.	144,857	10,734,959
Oracle Corp. Japan	72,744	4,394,693
Organo Corp.	52,336	5,816,042
Oriental Land Co. Ltd.	2,268,834	40,922,572
ORIX Corp.	2,349,316	83,409,182
Orix JREIT, Inc.	11,290	7,527,872
Osaka Gas Co. Ltd.	755,516	31,532,056
Otsuka Corp.	457,773	9,233,160
Otsuka Holdings Co. Ltd.	948,341	65,055,130
PALTAC Corp.	60,607	1,963,492
Pan Pacific International Holdings Corp.	4,144,942	27,610,823
Panasonic Holdings Corp.	4,847,029	78,763,251
Park24 Co. Ltd.	256,812	3,701,054
PeptiDream, Inc. *	264,588	2,415,822
Persol Holdings Co. Ltd.	4,043,537	6,469,659
Pola Orbis Holdings, Inc. (a)	150,566	1,328,935
Rakus Co. Ltd.	377,460	2,110,149
Rakuten Bank Ltd. *	197,882	8,064,840
Rakuten Group, Inc. *	3,150,078	16,708,276
Recruit Holdings Co. Ltd.	2,876,141	126,485,727
Relo Group, Inc.	205,021	2,529,194
Renesas Electronics Corp.	3,454,650	65,696,435
Resona Holdings, Inc.	4,789,639	58,610,763
Resonac Holdings Corp.	392,622	30,001,476
Resorttrust, Inc.	342,113	4,240,119
Ricoh Co. Ltd.	1,143,156	10,763,422
Rinnai Corp.	248,519	6,483,381
Rohm Co. Ltd.	744,808	13,720,210
Rohto Pharmaceutical Co. Ltd.	418,374	6,543,919
Rorze Corp.	203,803	4,345,622
Round One Corp.	331,910	2,283,243
Ryohin Keikaku Co. Ltd.	1,029,072	23,709,028
Sankyo Co. Ltd.	394,621	5,573,350
Sankyu, Inc.	96,198	6,189,328
Sanrio Co. Ltd.	401,188	14,713,867
Santen Pharmaceutical Co. Ltd.	685,267	7,674,551
Sanwa Holdings Corp.	413,500	10,948,977
Sapporo Holdings Ltd.	766,029	8,709,057
Sawai Group Holdings Co. Ltd.	232,799	3,460,858
SBI Holdings, Inc.	1,147,348	24,618,836
SCREEN Holdings Co. Ltd.	191,330	28,094,413
SCSK Corp.	73,018	2,656,476
Secom Co. Ltd.	857,629	33,168,063
Sega Sammy Holdings, Inc.	300,486	5,032,960
Seibu Holdings, Inc.	343,574	10,210,942
Seiko Epson Corp.	603,908	8,190,714
See financial notes
16
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Seino Holdings Co. Ltd.	214,697	3,665,491
Sekisui Chemical Co. Ltd.	829,739	16,204,158
Sekisui House Ltd.	1,286,209	31,519,844
Sekisui House Reit, Inc.	8,241	4,967,033
Seven & i Holdings Co. Ltd.	4,636,618	65,202,209
Seven Bank Ltd.	1,357,373	2,616,067
SG Holdings Co. Ltd. (a)	772,471	7,847,167
Sharp Corp. *	625,907	2,582,205
SHIFT, Inc. *	447,538	2,013,169
Shikoku Electric Power Co., Inc.	314,791	3,570,824
Shimadzu Corp.	530,914	14,823,085
Shimamura Co. Ltd.	307,242	7,076,652
Shimano, Inc.	166,450	17,868,387
Shimizu Corp.	1,093,672	24,468,831
Shin-Etsu Chemical Co. Ltd.	3,955,734	156,278,414
Shionogi & Co. Ltd.	1,603,313	37,627,150
Shiseido Co. Ltd.	836,373	17,678,340
Shizuoka Financial Group, Inc.	963,953	19,411,806
SHO-BOND Holdings Co. Ltd.	356,450	3,356,167
SKY Perfect JSAT Holdings, Inc.	283,146	5,206,803
Skylark Holdings Co. Ltd.	489,554	11,269,541
SMC Corp.	118,766	57,372,821
Socionext, Inc.	392,275	5,084,186
SoftBank Corp.	60,641,138	83,042,916
SoftBank Group Corp.	8,392,151	219,795,071
Sojitz Corp.	456,109	20,683,758
Sompo Holdings, Inc.	1,848,191	73,927,640
Sony Financial Group, Inc. *	12,767,825	13,076,543
Sony Group Corp.	12,888,060	300,728,279
Sotetsu Holdings, Inc.	152,090	2,864,991
Square Enix Holdings Co. Ltd.	575,770	9,494,443
Stanley Electric Co. Ltd.	235,941	4,987,064
Subaru Corp.	1,241,717	23,593,617
Sugi Holdings Co. Ltd.	202,876	4,665,011
SUMCO Corp.	809,454	9,474,954
Sumitomo Bakelite Co. Ltd.	93,771	3,615,101
Sumitomo Chemical Co. Ltd.	3,081,032	11,242,683
Sumitomo Corp.	2,182,590	93,147,140
Sumitomo Electric Industries Ltd.	1,623,461	107,884,118
Sumitomo Forestry Co. Ltd.	1,047,665	11,374,169
Sumitomo Heavy Industries Ltd.	226,109	8,940,086
Sumitomo Metal Mining Co. Ltd.	536,687	43,399,029
Sumitomo Mitsui Financial Group, Inc.	7,916,239	304,074,846
Sumitomo Mitsui Trust Group, Inc.	1,367,684	48,032,098
Sumitomo Pharma Co. Ltd. *	345,423	5,584,292
Sumitomo Realty & Development Co. Ltd.	1,406,651	47,643,686
Sumitomo Rubber Industries Ltd.	354,331	6,312,709
Sundrug Co. Ltd.	131,741	3,562,597
Suntory Beverage & Food Ltd.	250,747	7,897,025
Suzuken Co. Ltd.	128,338	5,430,269
Suzuki Motor Corp.	3,780,700	57,403,679
Sysmex Corp.	990,022	9,334,267
T&D Holdings, Inc.	982,998	26,532,289
Taiheiyo Cement Corp.	226,041	6,505,058
Taisei Corp.	311,146	40,536,171
Taiyo Holdings Co. Ltd.	183,137	6,300,265
Taiyo Yuden Co. Ltd.	244,911	7,523,415
Takara Holdings, Inc.	349,302	3,642,361
Takasago Thermal Engineering Co. Ltd.	223,673	7,507,103
Takashimaya Co. Ltd.	543,783	6,892,852
Takeda Pharmaceutical Co. Ltd.	3,391,362	126,400,868
TBS Holdings, Inc.	67,650	2,560,842
TDK Corp.	4,088,409	63,489,817
Teijin Ltd.	366,763	4,072,273
Terumo Corp.	3,088,315	41,737,996
SECURITY	NUMBER OF SHARES	VALUE ($)
THK Co. Ltd.	229,613	8,290,335
TIS, Inc.	458,749	9,473,222
Tobu Railway Co. Ltd.	406,295	8,187,056
Toda Corp.	477,081	4,982,422
Toei Animation Co. Ltd.	102,098	1,592,369
Toho Co. Ltd.	1,124,525	11,272,260
Toho Gas Co. Ltd.	177,893	6,412,694
Tohoku Electric Power Co., Inc.	1,056,973	8,770,591
Tokai Carbon Co. Ltd.	389,765	2,779,845
Tokio Marine Holdings, Inc.	3,939,023	164,675,761
Tokyo Century Corp.	335,053	4,899,446
Tokyo Electric Power Co. Holdings, Inc. *	3,145,964	14,113,263
Tokyo Electron Ltd.	946,680	266,859,163
Tokyo Gas Co. Ltd.	723,878	35,497,262
Tokyo Metro Co. Ltd. (a)	623,187	6,673,939
Tokyo Ohka Kogyo Co. Ltd.	219,428	12,958,374
Tokyo Seimitsu Co. Ltd.	88,817	9,841,692
Tokyo Tatemono Co. Ltd.	396,074	11,096,414
Tokyu Corp.	1,054,403	13,490,280
Tokyu Fudosan Holdings Corp.	1,207,268	12,144,207
Tomy Co. Ltd.	184,315	3,392,931
TOPPAN Holdings, Inc.	523,318	17,983,033
Toray Industries, Inc.	2,985,270	25,622,173
Toridoll Holdings Corp.	84,715	2,311,519
Tosoh Corp.	554,007	9,685,586
TOTO Ltd.	313,731	12,283,988
Toyo Seikan Group Holdings Ltd.	232,223	6,068,662
Toyo Suisan Kaisha Ltd.	184,639	14,540,506
Toyo Tire Corp.	240,012	7,420,579
Toyoda Gosei Co. Ltd.	197,238	6,431,633
Toyota Boshoku Corp.	123,578	2,533,695
Toyota Industries Corp.	360,804	46,751,417
Toyota Motor Corp.	22,783,443	558,185,233
Toyota Tsusho Corp.	1,481,687	66,318,839
Trend Micro, Inc.	264,191	8,799,316
TS Tech Co. Ltd.	184,991	2,386,962
Tsumura & Co.	133,995	3,596,087
Tsuruha Holdings, Inc. (a)	540,426	9,086,426
UBE Corp.	198,907	3,680,018
Ulvac, Inc.	96,096	6,450,511
U-Next Holdings Co. Ltd.	97,288	1,159,667
Unicharm Corp.	2,434,020	16,673,719
United Urban Investment Corp.	6,296	7,476,563
USS Co. Ltd.	817,495	9,961,789
Visional, Inc. *	44,333	2,087,946
West Japan Railway Co.	971,874	20,878,561
Workman Co. Ltd.	46,591	2,321,716
Yakult Honsha Co. Ltd.	523,535	8,767,220
Yamada Holdings Co. Ltd.	1,158,852	4,309,556
Yamaguchi Financial Group, Inc.	406,537	7,165,988
Yamaha Corp.	803,419	6,231,804
Yamaha Motor Co. Ltd.	1,965,790	15,650,773
Yamato Holdings Co. Ltd.	567,324	6,955,056
Yamato Kogyo Co. Ltd.	65,952	5,493,712
Yamazaki Baking Co. Ltd.	279,400	6,279,677
Yaskawa Electric Corp.	538,551	19,023,915
Yokogawa Electric Corp.	538,972	21,558,880
Yokohama Financial Group, Inc.	2,329,684	25,218,037
Yokohama Rubber Co. Ltd.	264,937	13,375,394
Zenkoku Hosho Co. Ltd.	263,343	5,424,571
Zensho Holdings Co. Ltd.	191,861	12,201,684
Zeon Corp.	372,811	5,112,495
ZOZO, Inc.	888,253	6,480,193
		13,294,499,173

See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
17

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 3.9%
ABN AMRO Bank NV, GDR	1,222,070	40,920,598
Adyen NV *	56,788	66,700,949
Aegon Ltd.	2,845,691	21,617,649
Akzo Nobel NV	366,300	25,785,084
ArcelorMittal SA	918,882	60,191,596
ASM International NV	99,262	83,703,290
ASML Holding NV	843,040	1,227,698,681
ASR Nederland NV	337,760	24,501,862
BE Semiconductor Industries NV	153,079	34,232,235
CSG NV *	283,282	10,646,216
CTP NV	283,031	6,008,462
CVC Capital Partners PLC	455,261	6,498,699
DSM-Firmenich AG	386,107	27,553,184
EXOR NV	176,783	15,518,907
Heineken Holding NV	249,768	21,586,764
Heineken NV	595,968	55,279,497
IMCD NV (a)	125,229	12,035,634
ING Groep NV, Series N	6,361,269	184,989,823
InPost SA *	569,167	10,214,638
JDE Peet's NV	325,039	12,165,624
Koninklijke Ahold Delhaize NV	1,927,354	95,052,956
Koninklijke KPN NV	7,943,357	45,027,253
Koninklijke Philips NV	1,648,009	52,692,391
Koninklijke Vopak NV	130,183	7,138,158
Magnum Ice Cream Co. NV *	1,030,307	16,344,676
NN Group NV	560,973	45,900,229
Prosus NV *	2,609,011	134,030,815
Randstad NV	220,361	7,240,818
Universal Music Group NV	2,017,888	45,529,975
Wolters Kluwer NV	499,938	40,197,859
		2,437,004,522

New Zealand 0.2%
Air New Zealand Ltd.	2,976,605	991,292
Auckland International Airport Ltd.	3,587,642	19,719,321
Contact Energy Ltd.	1,745,596	9,730,762
EBOS Group Ltd.	418,459	6,016,267
Fisher & Paykel Healthcare Corp. Ltd.	1,224,912	30,061,842
Fletcher Building Ltd. *	2,466,538	5,194,961
Infratil Ltd.	1,950,876	13,134,390
Mainfreight Ltd.	161,494	6,235,802
Mercury NZ Ltd.	1,495,099	5,732,687
Meridian Energy Ltd.	2,629,589	8,930,827
Ryman Healthcare Ltd. *	1,605,839	2,399,323
Spark New Zealand Ltd.	3,511,168	4,803,677
		112,951,151

Norway 0.5%
Aker ASA, A Shares	47,673	4,630,295
Aker BP ASA	649,484	19,539,000
DNB Bank ASA	1,755,972	55,650,509
Equinor ASA	1,425,846	42,205,545
Gjensidige Forsikring ASA	387,056	10,919,948
Kongsberg Gruppen ASA	881,372	35,742,565
Mowi ASA	933,646	22,003,010
Norsk Hydro ASA	2,816,174	26,091,363
Orkla ASA	1,351,385	18,480,794
Salmar ASA	143,931	8,608,567
Telenor ASA	1,346,713	24,956,956
Var Energi ASA	1,717,044	6,405,480
Vend Marketplaces ASA, B Shares	299,152	7,496,567
SECURITY	NUMBER OF SHARES	VALUE ($)
Yara International ASA	351,127	17,742,001
		300,472,600

Poland 0.4%
Allegro.eu SA *	1,698,898	13,198,302
Bank Polska Kasa Opieki SA	378,778	23,982,082
Dino Polska SA *	1,054,965	11,870,626
KGHM Polska Miedz SA *	302,975	28,451,741
LPP SA	2,720	15,736,890
mBank SA *	29,179	8,440,932
ORLEN SA	1,250,086	40,120,040
Powszechna Kasa Oszczednosci Bank Polski SA	1,851,312	47,911,860
Powszechny Zaklad Ubezpieczen SA	1,202,603	22,768,552
Santander Bank Polska SA	89,853	14,868,821
		227,349,846

Portugal 0.2%
Banco Comercial Portugues SA, Class R	19,279,336	20,295,595
EDP Renovaveis SA	694,588	10,956,539
EDP SA	6,516,608	34,746,830
Galp Energia SGPS SA	898,434	19,327,435
Jeronimo Martins SGPS SA	598,034	15,717,762
		101,044,161

Republic of Korea 7.1%
Alteogen, Inc.	84,965	24,068,987
Amorepacific Corp.	59,536	6,266,076
Amorepacific Holdings Corp.	49,720	1,083,575
BGF retail Co. Ltd.	15,373	1,333,716
BNK Financial Group, Inc.	591,955	8,201,365
Celltrion Pharm, Inc.	43,294	2,160,938
Celltrion, Inc.	312,106	51,746,459
Cheil Worldwide, Inc.	133,903	2,043,219
CJ CheilJedang Corp.	15,201	2,261,393
CJ Corp.	24,717	3,754,372
CJ Logistics Corp.	15,125	1,387,904
Coway Co. Ltd. *	109,707	6,246,092
DB Insurance Co. Ltd.	90,713	11,546,437
Dongsuh Cos., Inc.	61,243	1,168,662
Doosan Bobcat, Inc.	95,368	4,309,294
Doosan Co. Ltd.	14,967	13,297,064
Doosan Enerbility Co. Ltd. *	950,540	70,241,503
Ecopro BM Co. Ltd. *	108,567	16,717,129
Ecopro Co. Ltd. *	223,247	28,710,945
Ecopro Materials Co. Ltd. *	66,110	3,304,351
E-MART, Inc.	37,647	2,747,956
F&F Co. Ltd.	47,199	2,319,756
Green Cross Corp. *	18,240	2,144,167
GS Engineering & Construction Corp.	123,257	1,919,330
GS Holdings Corp.	106,854	5,103,142
GS Retail Co. Ltd.	60,108	919,274
Hana Financial Group, Inc.	561,556	47,547,807
Hanjin Kal Corp. *	48,039	5,219,670
Hankook Tire & Technology Co. Ltd.	143,508	7,272,668
Hanmi Pharm Co. Ltd. *	14,639	6,034,708
Hanmi Science Co. Ltd. *	47,888	1,451,454
Hanmi Semiconductor Co. Ltd.	89,999	20,239,608
Hanon Systems *	451,562	1,456,550
Hanwha Aerospace Co. Ltd.	73,727	61,246,969
Hanwha Corp. *	58,715	5,575,578
Hanwha Life Insurance Co. Ltd. *	675,734	2,327,607
Hanwha Ocean Co. Ltd. *	275,462	27,038,745
See financial notes
18
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hanwha Solutions Corp. *	255,690	9,420,626
Hanwha Systems Co. Ltd. *	145,932	11,524,418
Hanwha Vision Co. Ltd. *	68,796	4,084,239
HD Hyundai Co. Ltd.	86,442	17,576,840
HD Hyundai Electric Co. Ltd.	48,291	35,248,905
HD Hyundai Heavy Industries Co. Ltd.	66,521	27,884,715
HD Hyundai Marine Solution Co. Ltd.	29,041	3,720,720
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	95,980	30,025,026
Hite Jinro Co. Ltd.	60,810	751,195
HL Mando Co. Ltd.	63,413	2,768,395
HLB, Inc. *	270,542	9,742,145
HMM Co. Ltd.	517,740	7,684,219
Hotel Shilla Co. Ltd. *	60,181	2,006,033
HYBE Co. Ltd.	45,310	12,205,509
Hyosung Heavy Industries Corp.	11,227	22,032,549
Hyundai Autoever Corp.	13,959	4,861,633
Hyundai Engineering & Construction Co. Ltd.	160,713	18,400,717
Hyundai Glovis Co. Ltd.	81,392	16,380,246
Hyundai Marine & Fire Insurance Co. Ltd. *	109,989	2,626,432
Hyundai Mobis Co. Ltd.	126,993	45,641,558
Hyundai Motor Co.	287,917	134,901,674
Hyundai Rotem Co. Ltd.	159,306	25,526,613
Hyundai Steel Co.	190,864	6,169,743
iM Financial Group Co. Ltd.	308,716	3,946,672
Industrial Bank of Korea	553,606	9,909,875
Kakao Corp.	663,004	28,714,042
Kakao Games Corp. *	79,006	803,516
KakaoBank Corp.	422,621	7,976,476
Kakaopay Corp. *	61,412	2,856,074
Kangwon Land, Inc.	206,879	2,739,691
KB Financial Group, Inc.	763,477	84,388,490
KCC Corp.	6,882	3,114,482
KEPCO Plant Service & Engineering Co. Ltd. *	40,973	1,765,955
Kia Corp.	499,331	71,333,000
Korea Aerospace Industries Ltd.	154,625	20,584,420
Korea Electric Power Corp.	561,006	22,814,634
Korea Gas Corp.	49,517	1,418,214
Korea Investment Holdings Co. Ltd.	85,711	15,402,359
Korea Zinc Co. Ltd.	10,110	14,267,153
Korean Air Lines Co. Ltd. *	408,470	7,979,150
Krafton, Inc. *	60,658	10,478,633
KT&G Corp.	226,576	25,689,639
Kumho Petrochemical Co. Ltd. *	31,719	3,382,478
L&F Co. Ltd. *	48,028	4,196,816
LG Chem Ltd.	98,822	28,681,394
LG CNS Co. Ltd.	99,899	5,173,775
LG Corp.	176,197	13,191,809
LG Display Co. Ltd. *	675,878	6,737,637
LG Electronics, Inc.	225,371	22,826,941
LG Energy Solution Ltd. *	89,703	26,627,168
LG H&H Co. Ltd.	20,547	3,813,729
LG Innotek Co. Ltd.	26,775	5,937,591
LG Uplus Corp.	414,009	4,760,312
LIG Nex1 Co. Ltd. *	29,348	10,384,520
Lotte Chemical Corp.	35,667	2,377,800
Lotte Corp.	49,903	1,240,203
Lotte Shopping Co. Ltd.	21,747	1,628,190
LS Corp. *	35,598	7,040,411
LS Electric Co. Ltd.	31,652	17,316,735
Meritz Financial Group, Inc. *	165,933	14,661,164
Mirae Asset Securities Co. Ltd.	425,405	21,292,430
SECURITY	NUMBER OF SHARES	VALUE ($)
Misto Holdings Corp.	59,560	2,028,808
NAVER Corp.	321,648	56,906,094
NCSoft Corp.	29,957	4,810,613
Netmarble Corp.	41,466	1,516,240
NH Investment & Securities Co. Ltd.	281,388	6,944,229
NongShim Co. Ltd. *	8,626	2,578,505
Orion Corp. *	41,521	3,850,470
Otoki Corp.	2,455	678,389
Pan Ocean Co. Ltd.	478,695	1,757,045
Pearl Abyss Corp. *	98,452	3,668,424
Posco DX Co. Ltd.	106,920	2,921,068
POSCO Future M Co. Ltd. *	73,417	12,606,186
POSCO Holdings, Inc.	158,309	45,451,246
Posco International Corp.	90,960	4,565,389
S-1 Corp.	36,964	2,256,127
Samsung Biologics Co. Ltd. *	25,502	31,520,720
Samsung C&T Corp.	169,475	41,293,700
Samsung Card Co. Ltd.	62,560	2,739,854
Samsung E&A Co. Ltd.	308,929	7,817,182
Samsung Electro-Mechanics Co. Ltd.	115,541	36,023,732
Samsung Electronics Co. Ltd.	10,060,167	1,514,095,346
Samsung Episholdings Co. Ltd. *	13,646	6,403,233
Samsung Fire & Marine Insurance Co. Ltd.	67,659	24,928,238
Samsung Heavy Industries Co. Ltd. *	1,393,711	28,048,616
Samsung Life Insurance Co. Ltd.	168,337	26,915,196
Samsung SDI Co. Ltd. *	130,126	42,154,130
Samsung SDS Co. Ltd.	82,611	11,198,571
Samsung Securities Co. Ltd.	142,113	10,551,038
Samyang Foods Co. Ltd.	8,206	6,965,260
Shinhan Financial Group Co. Ltd.	909,154	61,242,282
SK Biopharmaceuticals Co. Ltd. *	55,369	4,611,197
SK Bioscience Co. Ltd. *	46,415	1,579,433
SK Hynix, Inc.	1,159,460	855,187,390
SK IE Technology Co. Ltd. *	49,422	931,064
SK Innovation Co. Ltd.	150,160	13,330,158
SK Square Co. Ltd. *	191,151	85,708,999
SK, Inc.	73,961	20,617,561
SKC Co. Ltd. *	41,993	3,304,559
S-Oil Corp. *	92,440	7,068,752
Woori Financial Group, Inc.	1,424,513	35,649,960
Yuhan Corp.	116,310	8,910,227
		4,490,387,429

Singapore 1.2%
CapitaLand Ascendas REIT	7,930,689	16,866,469
CapitaLand Ascott Trust	4,404,182	3,377,520
CapitaLand Integrated Commercial Trust	12,741,230	24,679,617
CapitaLand Investment Ltd.	4,612,951	11,159,924
City Developments Ltd.	899,922	6,986,784
ComfortDelGro Corp. Ltd.	5,100,530	6,250,402
DBS Group Holdings Ltd.	4,302,527	194,299,990
Frasers Logistics & Commercial Trust	5,906,555	4,623,069
Genting Singapore Ltd.	12,812,695	7,242,817
Hutchison Port Holdings Trust, U Shares	10,362,929	2,331,659
Jardine Cycle & Carriage Ltd.	117,213	3,276,793
Keppel DC REIT	4,450,518	8,127,997
Keppel Ltd.	2,983,714	30,855,026
Keppel REIT	6,363,287	4,879,937
Mapletree Industrial Trust	4,434,597	7,152,293
Mapletree Logistics Trust	6,873,814	7,010,491
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
19

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mapletree Pan Asia Commercial Trust	4,510,796	5,064,103
Netlink NBN Trust	5,962,379	4,666,763
Olam Group Ltd.	2,324,043	1,681,227
Oversea-Chinese Banking Corp. Ltd.	6,968,531	118,065,873
SATS Ltd.	1,775,518	5,502,653
Seatrium Ltd.	4,365,256	8,282,891
Sembcorp Industries Ltd.	1,819,376	8,803,084
SIA Engineering Co. Ltd.	441,647	1,229,077
Singapore Airlines Ltd.	2,928,581	16,624,273
Singapore Exchange Ltd.	1,765,855	25,408,990
Singapore Technologies Engineering Ltd.	3,131,893	24,686,701
Singapore Telecommunications Ltd.	15,490,706	61,725,231
StarHub Ltd.	1,163,436	947,416
Suntec Real Estate Investment Trust	4,199,605	4,714,740
Thai Beverage PCL	16,283,922	5,922,128
United Overseas Bank Ltd.	2,646,755	77,361,373
UOL Group Ltd.	1,014,525	9,047,588
Venture Corp. Ltd.	530,255	6,552,465
Wilmar International Ltd.	4,034,888	11,228,846
Yangzijiang Maritime Development Ltd. *	4,714,887	2,329,766
		738,965,976

Spain 2.9%
Acciona SA	51,253	14,934,962
ACS Actividades de Construccion y Servicios SA	377,622	48,866,080
Aena SME SA	1,486,896	46,821,279
Amadeus IT Group SA	934,470	58,189,571
Banco Bilbao Vizcaya Argentaria SA	12,156,859	283,483,733
Banco de Sabadell SA	10,648,628	40,333,664
Banco Santander SA	31,745,802	404,433,770
Bankinter SA	1,299,641	21,751,346
CaixaBank SA	7,715,231	95,830,629
Cellnex Telecom SA *	1,218,707	46,247,136
Corp. ACCIONA Energias Renovables SA	114,388	2,984,780
Endesa SA	674,381	27,526,080
Ferrovial SE	1,004,516	74,909,801
Grifols SA	657,554	8,252,858
Iberdrola SA	14,498,163	343,215,599
Industria de Diseno Textil SA	2,359,910	158,320,201
Mapfre SA	1,976,246	9,216,749
Merlin Properties Socimi SA	828,338	14,680,064
Naturgy Energy Group SA	538,306	16,741,126
Redeia Corp. SA	883,760	16,413,558
Repsol SA	2,372,806	53,271,905
Telefonica SA	8,751,980	39,783,841
		1,826,208,732

Sweden 2.7%
AAK AB	387,730	10,631,570
AddTech AB, B Shares	493,421	18,298,347
Alfa Laval AB	566,223	33,574,502
Assa Abloy AB, B Shares	2,077,382	88,781,338
Atlas Copco AB, A Shares	5,383,693	116,384,337
Atlas Copco AB, B Shares	3,225,137	60,713,045
Axfood AB	248,627	9,065,933
Beijer Ref AB	988,111	15,512,815
Boliden AB *	611,216	48,598,670
Castellum AB	698,764	9,305,133
Epiroc AB, A Shares	1,397,199	42,105,203
Epiroc AB, B Shares	762,953	19,871,651
SECURITY	NUMBER OF SHARES	VALUE ($)
EQT AB	1,164,332	36,145,833
Essity AB, B Shares	1,256,037	39,995,060
Evolution AB	265,396	16,130,956
Fastighets AB Balder, B Shares *	1,508,864	11,358,371
Getinge AB, B Shares	494,464	11,119,494
H & M Hennes & Mauritz AB, B Shares	1,055,356	22,539,745
Hexagon AB, B Shares	4,414,332	50,344,110
Holmen AB, B Shares	166,194	6,568,481
Industrivarden AB, A Shares	252,315	14,387,878
Industrivarden AB, C Shares	324,417	18,402,303
Indutrade AB	568,653	14,798,365
Investment AB Latour, B Shares	286,078	7,311,594
Investor AB, A Shares	1,036,502	43,033,455
Investor AB, B Shares	3,737,174	156,464,598
L E Lundbergforetagen AB, B Shares	146,067	9,600,085
Lifco AB, B Shares	459,852	16,401,079
Nibe Industrier AB, B Shares	3,199,675	13,146,094
Saab AB, B Shares	771,792	55,891,749
Sagax AB, B Shares	440,376	9,322,348
Sagax AB, D Shares	333,959	1,297,327
Sandvik AB	2,192,543	97,056,466
Securitas AB, B Shares	1,042,529	18,568,307
Skandinaviska Enskilda Banken AB, A Shares	3,255,682	69,569,247
Skandinaviska Enskilda Banken AB, C Shares	5,327	115,720
Skanska AB, B Shares	708,571	21,832,148
SKF AB, B Shares	716,494	20,615,105
SSAB AB, A Shares	479,398	4,288,897
SSAB AB, B Shares	1,286,263	11,387,703
Svenska Cellulosa AB SCA, B Shares	1,255,609	17,096,133
Svenska Handelsbanken AB, A Shares	3,121,751	50,030,501
Svenska Handelsbanken AB, B Shares (a)	77,385	2,075,585
Sweco AB, B Shares	458,848	7,353,692
Swedbank AB, A Shares	1,741,528	67,131,807
Swedish Orphan Biovitrum AB *	417,657	18,303,103
Tele2 AB, B Shares	1,150,867	24,337,267
Telefonaktiebolaget LM Ericsson, B Shares	5,859,064	67,892,308
Telia Co. AB	4,969,698	25,535,344
Trelleborg AB, B Shares	444,619	19,504,378
Verisure PLC *	536,543	5,983,374
Volvo AB, A Shares	433,503	16,912,315
Volvo AB, B Shares	3,305,622	128,889,435
Volvo Car AB, B Shares *(a)	1,315,331	3,625,594
		1,725,205,898

Switzerland 7.5%
ABB Ltd.	3,374,413	315,129,500
Adecco Group AG	344,087	9,646,337
Alcon AG	1,060,380	92,187,773
Amrize Ltd. *	1,052,914	67,346,518
Avolta AG *	180,991	11,943,688
Bachem Holding AG	45,923	3,547,008
Banque Cantonale Vaudoise	64,538	9,894,064
Barry Callebaut AG	7,935	14,909,401
Belimo Holding AG	21,087	21,167,888
BKW AG	40,502	7,973,477
Chocoladefabriken Lindt & Spruengli AG	232	38,251,869
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	2,016	33,187,127
See financial notes
20
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cie Financiere Richemont SA, Class A	1,130,044	231,063,545
DKSH Holding AG	70,701	5,727,420
Emmi AG	5,407	5,694,909
EMS-Chemie Holding AG	13,924	11,569,386
Flughafen Zurich AG	39,754	13,646,780
Galderma Group AG	366,869	69,600,399
Geberit AG	69,954	58,943,101
Georg Fischer AG	175,882	11,156,003
Givaudan SA	16,410	65,977,141
Helvetia Baloise Holding AG	172,270	44,800,728
Holcim AG *	1,046,541	96,455,141
Julius Baer Group Ltd.	440,976	37,615,273
Kuehne & Nagel International AG	101,033	23,561,886
Logitech International SA	310,734	28,622,842
Lonza Group AG	146,315	102,014,307
Nestle SA	5,416,944	591,528,453
Novartis AG	4,114,056	698,113,657
Partners Group Holding AG	45,848	51,115,110
PSP Swiss Property AG	95,257	20,524,134
Roche Holding AG	1,505,568	718,475,334
Roche Holding AG, Bearer Shares	63,943	31,711,671
Sandoz Group AG	888,033	78,543,664
Schindler Holding AG	42,731	15,641,085
Schindler Holding AG, Participation Certificates	88,258	33,694,232
SGS SA	357,830	45,132,969
SIG Group AG *	680,625	11,080,456
Sika AG	327,300	67,881,607
Sonova Holding AG	103,287	27,116,111
Straumann Holding AG	232,766	28,026,957
Swatch Group AG	129,018	6,438,737
Swatch Group AG, Bearer Shares	57,648	14,752,131
Swiss Life Holding AG	60,570	69,418,631
Swiss Prime Site AG	167,761	32,001,221
Swiss Re AG	630,681	111,489,607
Swisscom AG	55,066	51,661,295
Swissquote Group Holding SA	24,553	13,147,293
Temenos AG	118,517	11,018,745
UBS Group AG	6,837,630	284,601,178
VAT Group AG	58,723	41,553,939
VZ Holding AG	26,657	5,019,093
Zurich Insurance Group AG	306,157	231,135,497
		4,722,456,318

United Kingdom 11.9%
3i Group PLC	2,053,983	91,736,229
Admiral Group PLC	541,809	21,590,804
Airtel Africa PLC	1,542,765	7,238,851
Anglo American PLC	2,287,313	113,812,272
Antofagasta PLC	730,250	41,902,544
Ashtead Group PLC	896,246	64,176,023
Associated British Foods PLC	624,280	16,593,213
AstraZeneca PLC	3,212,890	671,347,184
Autotrader Group PLC	1,891,847	12,536,873
Aviva PLC	6,501,732	59,964,966
BAE Systems PLC	6,445,768	183,026,087
Barclays PLC	29,657,514	180,564,981
Barratt Redrow PLC	2,934,235	14,402,939
Beazley PLC	1,235,146	21,039,689
Berkeley Group Holdings PLC	204,031	11,861,135
BP PLC	33,555,478	215,485,287
British American Tobacco PLC	4,568,223	284,976,919
British Land Co. PLC	2,048,243	11,235,336
BT Group PLC	12,188,149	35,525,602
Bunzl PLC	700,658	20,667,461
Burberry Group PLC *	787,558	12,314,213
SECURITY	NUMBER OF SHARES	VALUE ($)
Centrica PLC	10,047,265	26,901,257
Coca-Cola Europacific Partners PLC	460,702	50,728,078
Coca-Cola HBC AG	437,152	28,269,749
Compass Group PLC	3,641,279	111,519,827
Convatec Group PLC	3,867,901	13,333,304
Croda International PLC	298,072	12,398,978
DCC PLC	184,281	12,846,172
Diageo PLC	4,769,443	106,604,056
Diploma PLC	286,642	21,870,066
Endeavour Mining PLC	408,145	29,027,829
Entain PLC	1,276,406	9,867,363
Experian PLC	1,948,328	72,977,267
Fresnillo PLC	385,251	21,961,098
Glencore PLC *	22,417,744	160,945,031
GSK PLC	8,557,012	253,213,347
Haleon PLC	19,002,413	103,647,342
Halma PLC	809,120	45,514,421
Hikma Pharmaceuticals PLC	324,954	5,740,658
Hiscox Ltd.	733,279	15,261,057
Howden Joinery Group PLC	1,180,047	15,389,179
HSBC Holdings PLC	36,780,443	689,127,377
ICG PLC	593,045	13,386,984
IMI PLC	491,720	19,039,466
Imperial Brands PLC	1,622,205	72,517,328
Informa PLC	2,803,819	31,596,723
InterContinental Hotels Group PLC	304,058	41,807,975
International Consolidated Airlines Group SA	4,779,736	27,227,438
Intertek Group PLC	334,324	21,224,523
J Sainsbury PLC	3,743,809	17,566,430
JD Sports Fashion PLC	5,469,318	6,028,170
Kingfisher PLC	3,834,635	19,101,024
Land Securities Group PLC	1,585,504	13,780,986
Legal & General Group PLC	11,920,342	43,479,338
Lloyds Banking Group PLC	126,452,137	174,173,687
London Stock Exchange Group PLC	1,060,801	126,360,708
M&G PLC	4,424,214	18,897,213
Marks & Spencer Group PLC	4,368,489	23,287,284
Melrose Industries PLC	2,691,966	20,477,499
Metlen Energy & Metals PLC *	228,371	9,585,620
Mondi PLC	920,150	10,975,507
National Grid PLC	10,540,503	197,120,992
NatWest Group PLC	17,302,594	143,994,623
Next PLC	248,951	45,251,708
NMC Health PLC *(b)	136,583	0
Pearson PLC	1,343,599	17,337,833
Persimmon PLC	678,728	13,742,481
Phoenix Group Holdings PLC	1,586,293	16,357,736
Prudential PLC	5,514,512	84,334,039
Reckitt Benckiser Group PLC	1,404,237	122,941,700
RELX PLC	3,924,149	136,327,167
Rentokil Initial PLC	5,430,509	33,307,361
Rightmove PLC	1,580,403	9,506,228
Rio Tinto PLC	2,227,561	219,671,712
Rolls-Royce Holdings PLC	18,179,412	325,924,691
Sage Group PLC	2,011,928	22,229,156
Schroders PLC	1,630,547	12,846,220
Segro PLC	2,952,337	33,389,476
Severn Trent PLC	558,563	24,631,475
Shell PLC	12,388,826	511,926,699
Smith & Nephew PLC	1,799,450	33,180,277
Smiths Group PLC	710,223	26,220,422
Spirax Group PLC	155,973	16,576,610
SSE PLC	2,568,002	92,839,025
St. James's Place PLC	1,120,099	20,329,869
Standard Chartered PLC	3,933,791	96,890,492
Taylor Wimpey PLC	7,653,812	11,633,028
Tesco PLC	13,589,557	87,807,877
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
21

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Unilever PLC	4,597,419	337,915,078
UNITE Group PLC	1,029,535	6,976,154
United Utilities Group PLC	1,476,686	27,655,638
Vodafone Group PLC	39,683,155	61,088,026
Weir Group PLC	546,476	25,876,460
Whitbread PLC	360,989	12,618,616
Wise PLC, Class A *	1,572,899	18,196,846
WPP PLC	2,261,578	8,361,586
		7,464,663,268
Total Common Stocks (Cost $36,351,509,132)		62,299,325,803

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.2%
Bayerische Motoren Werke AG	122,284	12,835,449
FUCHS SE	140,680	6,105,870
Henkel AG & Co. KGaA	332,627	32,667,513
Volkswagen AG	445,047	53,177,272
		104,786,104

Italy 0.0%
Telecom Italia SpA - RSP *	13,823,813	12,107,496

Republic of Korea 0.3%
Amorepacific Corp.	28,747	1,035,172
CJ CheilJedang Corp.	493	47,329
Doosan Co. Ltd.	3,123	1,330,830
Hanwha Corp. *	38,387	1,497,053
Hyundai Motor Co.	48,072	10,743,933
Hyundai Motor Co. 2nd	78,360	17,622,148
LG Chem Ltd.	16,357	2,285,545
LG Electronics, Inc.	42,619	1,976,147
LG H&H Co. Ltd.	3,290	264,847
Mirae Asset Securities Co. Ltd.	298,571	4,784,193
Samsung Electronics Co. Ltd.	1,749,002	174,839,408
Samsung Fire & Marine Insurance Co. Ltd.	6,016	1,720,948
Samsung SDI Co. Ltd. *	2,947	566,455
		218,714,008

Spain 0.0%
Grifols SA, B Shares	500,739	4,534,678
Total Preferred Stocks (Cost $202,434,109)		340,142,286

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	31,758	161,602
Total Warrants (Cost $0)		161,602

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (c)	67,645,948	67,645,948
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (c)(d)	179,498,123	179,498,123
		247,144,071
Total Short-Term Investments (Cost $247,144,071)		247,144,071

Total Investments in Securities (Cost $36,801,087,312)		62,886,773,762

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/20/26	1,751	277,104,505	15,344,165

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $169,994,301.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	24.0%
Industrials	18.8%
Information Technology	12.1%
Health Care	8.8%
Consumer Discretionary	8.5%
Materials	7.5%
Consumer Staples	6.4%
Energy	4.5%
Utilities	3.5%
Communication Services	3.2%
Real Estate	2.2%
Short-Term Investments	0.4%
Total	99.9%

(a)	Excludes derivatives.
See financial notes
22
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$53,726,206,153	$—	$—	$53,726,206,153
Hong Kong	1,108,456,382	—	0 *	1,108,456,382
United Kingdom	7,464,663,268	—	0 *	7,464,663,268
Preferred Stocks[1]	340,142,286	—	—	340,142,286
Warrants
Canada	—	—	161,602	161,602
Short-Term Investments[1]	247,144,071	—	—	247,144,071
Futures Contracts[2]	15,344,165	—	—	15,344,165
Total	$62,901,956,325	$—	$161,602	$62,902,117,927

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
23

Schwab International Equity ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $36,801,087,312) including securities on loan of $169,994,301		$62,886,773,762
Foreign currency, at value (cost $34,552,883)		34,763,701
Deposit with broker for futures contracts		19,928,358
Receivables:
Dividends		80,621,488
Foreign tax reclaims		79,606,054
Investments sold		3,293,215
Income from securities on loan	+	213,791
Total assets		63,105,200,369

Liabilities
Collateral held for securities on loan		179,498,123
Payables:
Investments bought		2,644,768
Management fees		1,398,359
Variation margin on futures contracts	+	709,154
Total liabilities		184,250,404
Net assets		$62,920,949,965

Net Assets by Source
Capital received from investors		$40,238,457,145
Total distributable earnings	+	22,682,492,820
Net assets		$62,920,949,965

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$62,920,949,965		2,319,400,000		$27.13

See financial notes
24
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $42,432,192)		$464,501,049
Other Interest		497,235
Securities on loan, net	+	1,825,087
Total investment income		466,823,371

Expenses
Management fees		8,133,804
Professional fees	+	1,441 [1]
Total expenses		8,135,245
Expense reduction	–	1,441 [1]
Net expenses	–	8,133,804
Net investment income		458,689,567

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(82,005,904)
Net realized gains on futures contracts		23,401,197
Net realized losses on foreign currency transactions	+	(1,115,130)
Net realized losses		(59,719,837)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		11,055,173,942
Net change in unrealized appreciation (depreciation) on futures contracts		10,847,405
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	385,172
Net change in unrealized appreciation (depreciation)		11,066,406,519
Net realized and unrealized gains		11,006,686,682
Increase in net assets resulting from operations		$11,465,376,249

[1]	Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund.
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
25

Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$458,689,567	$1,275,865,910
Net realized gains (losses)		(59,719,837)	186,089,421
Net change in unrealized appreciation (depreciation)	+	11,066,406,519	5,221,637,993
Increase in net assets resulting from operations		$11,465,376,249	$6,683,593,324

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,515,330,000 )	($1,203,655,940 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		104,800,000	$2,526,075,783	206,000,000	$4,117,017,522
Shares redeemed	+	—	—	(30,800,000)	(692,236,335)
Net transactions in fund shares		104,800,000	$2,526,075,783	175,200,000	$3,424,781,187

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,214,600,000	$50,444,827,933	2,039,400,000	$41,540,109,362
Total increase	+	104,800,000	12,476,122,032	175,200,000	8,904,718,571
End of period		2,319,400,000	$62,920,949,965	2,214,600,000	$50,444,827,933

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
26
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$44.34	$37.83	$34.02	$31.67	$43.21	$33.20
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	1.11	0.93	0.96	0.93	0.72
Net realized and unrealized gains (losses)	8.54	6.66	3.85	2.12	(11.45)	10.11
Total from investment operations	8.93	7.77	4.78	3.08	(10.52)	10.83
Less distributions:
Distributions from net investment income	(1.57)	(1.26)	(0.97)	(0.73)	(1.02)	(0.82)
Net asset value at end of period	$51.70	$44.34	$37.83	$34.02	$31.67	$43.21
Total return	20.69%[2]	21.38%	14.46%	9.87%	(24.85%)	33.01%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.08%[3]	0.10%[4]	0.11%	0.11%	0.11%[5]	0.11%
Net investment income (loss)	1.70%[3]	2.93%	2.70%	2.95%	2.49%	1.87%
Portfolio turnover rate[6]	15%[2]	16%	14%	15%	18%	22%
Net assets, end of period (x 1,000,000)	$5,688	$4,793	$4,267	$3,767	$3,383	$3,832

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective June 10, 2025, the annual operating expense ratio was reduced to 0.08%. The ratio presented for the period ended August 31, 2025, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
27

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 7.4%
29Metals Ltd. *	1,760,881	508,231
Abacus Group	828,742	637,851
Abacus Storage King	895,228	956,977
Accent Group Ltd. (a)	852,404	704,660
Alkane Resources Ltd. *	2,054,932	2,562,783
Alpha HPA Ltd. *	1,771,552	820,623
Amotiv Ltd.	273,037	1,537,181
Amplitude Energy Ltd. *	564,524	1,025,886
Arafura Rare Earths Ltd. *	5,463,902	1,012,401
ARB Corp. Ltd.	154,986	2,838,586
Arena REIT	847,996	2,066,790
AUB Group Ltd.	272,221	4,915,918
Audinate Group Ltd. *(a)	166,019	359,673
Aurelia Metals Ltd. *	3,120,579	678,284
Aussie Broadband Ltd.	496,534	1,797,584
Austal Ltd. *	717,193	2,642,427
Australian Clinical Labs Ltd. (a)	430,011	692,571
Australian Ethical Investment Ltd.	193,346	716,498
Australian Finance Group Ltd.	394,388	508,720
Baby Bunting Group Ltd. *	255,382	363,996
Bapcor Ltd. (b)	586,035	363,345
Bapcor Ltd. *(b)(c)	430,908	267,165
Bega Cheese Ltd.	552,384	2,472,163
Bellevue Gold Ltd. *	3,087,079	4,015,014
Boss Energy Ltd. *(a)	858,101	999,845
BrainChip Holdings Ltd. *	4,068,969	449,461
Bravura Solutions Ltd.	625,775	927,594
Breville Group Ltd. (a)	208,869	4,749,820
BWP Property Group Ltd.	1,200,737	3,303,023
Capricorn Metals Ltd. *	832,512	8,733,226
Catalyst Metals Ltd. *	486,825	2,952,425
Catapult Sports Ltd. *	492,654	1,249,880
Cedar Woods Properties Ltd.	126,157	815,446
Centuria Capital Group	1,426,709	1,916,563
Centuria Industrial REIT	1,331,805	3,046,647
Centuria Office REIT (a)	998,024	714,798
Chalice Mining Ltd. *	726,348	999,030
Champion Iron Ltd.	818,480	3,132,267
Charter Hall Long Wale REIT	1,474,564	3,951,190
Charter Hall Retail REIT	1,190,281	3,435,429
Charter Hall Social Infrastructure REIT	690,418	1,417,036
Chorus Ltd.	887,007	5,063,327
Clarity Pharmaceuticals Ltd. *	598,264	1,539,134
Clinuvel Pharmaceuticals Ltd. (a)	83,861	598,233
Codan Ltd.	218,519	5,529,887
Collins Foods Ltd.	231,027	1,654,646
Core Lithium Ltd. *(a)	5,155,262	955,214
Corporate Travel Management Ltd. (a)(c)	220,728	1,895,881
Credit Corp. Group Ltd.	139,111	1,207,494
Cromwell Property Group	3,450,712	1,094,322
Data#3 Ltd.	299,859	1,489,451
Deep Yellow Ltd. *	1,877,714	3,519,343
Develop Global Ltd. *	500,805	2,070,013
Dexus Industria REIT	694,273	1,276,516
Dicker Data Ltd.	179,821	1,287,902
DigiCo Infrastructure REIT	901,365	1,323,257
DroneShield Ltd. *(a)	1,649,749	4,256,012
Eagers Automotive Ltd.	363,802	6,222,325
Elders Ltd.	407,384	2,107,740
Elevra Lithium Ltd. *(a)	314,181	1,827,033
Emeco Holdings Ltd. *	562,382	541,055
SECURITY	NUMBER OF SHARES	VALUE ($)
Emerald Resources NL *	1,051,706	5,306,449
EML Payments Ltd. *	714,881	328,602
EQT Holdings Ltd.	55,097	858,330
ESG Minerals *(c)	98,343	0
EVT Ltd.	248,990	2,359,989
Fineos Corp. Ltd. *	333,484	613,156
Firefinch Ltd. *(c)	2,051,119	0
FleetPartners Group Ltd.	333,788	630,366
G8 Education Ltd.	1,543,328	368,451
GDI Property Group Partnership	1,225,368	550,153
Gemlife Communities Group *	381,793	1,455,654
Generation Development Group Ltd.	689,375	2,284,467
Genesis Minerals Ltd. *	2,242,628	11,874,695
Gentrack Group Ltd. *	198,797	988,876
GrainCorp Ltd., Class A	436,301	1,915,329
Greatland Resources Ltd. *	1,069,519	10,525,884
Growthpoint Properties Australia Ltd.	523,206	835,213
Guzman y Gomez Ltd. (a)	117,542	1,616,690
GWA Group Ltd.	459,075	781,912
Hansen Technologies Ltd.	376,721	1,422,893
Healius Ltd.	1,163,818	568,136
HealthCo REIT *	869,950	446,378
Helia Group Ltd.	554,251	2,377,822
HMC Capital Ltd.	563,495	1,116,378
HomeCo Daily Needs REIT	3,703,477	3,444,265
IDP Education Ltd. (a)	541,211	1,797,335
Imdex Ltd.	1,015,804	3,076,630
Ingenia Communities Group	853,752	2,774,425
Inghams Group Ltd. (a)	786,506	1,154,638
Integral Diagnostics Ltd.	673,172	1,170,556
ioneer Ltd. *	4,083,683	436,536
IperionX Ltd. *	564,822	2,704,938
IPH Ltd. (a)	478,432	1,220,618
IRESS Ltd.	382,985	2,036,090
Judo Capital Holdings Ltd. *	2,191,854	2,694,493
Jumbo Interactive Ltd. (a)	111,545	770,283
Karoon Energy Ltd.	1,518,136	1,671,535
Kelsian Group Ltd.	385,012	1,242,936
Kogan.com Ltd.	188,900	565,402
L1 Group Ltd. (a)	779,191	688,560
Leo Lithium Ltd. *(c)	1,797,999	0
Lifestyle Communities Ltd. *(a)	211,113	746,231
Liontown Ltd. *	5,189,466	6,305,557
Lovisa Holdings Ltd.	129,786	2,213,334
Maas Group Holdings Ltd.	316,756	1,079,019
Macquarie Technology Group Ltd. *	27,987	1,354,062
Mayne Pharma Group Ltd. *	151,792	272,600
McMillan Shakespeare Ltd.	121,470	1,391,975
Megaport Ltd. *	331,917	2,079,193
Mesoblast Ltd. *	1,949,348	3,111,815
Monadelphous Group Ltd.	197,691	4,566,068
Myer Holdings Ltd. *	2,591,963	692,686
MyState Ltd.	342,349	1,110,087
Nanosonics Ltd. *	540,781	1,318,026
National Storage REIT	2,562,790	5,077,316
Navigator Global Investments Ltd.	460,916	831,034
Neuren Pharmaceuticals Ltd. *	225,146	2,093,877
nib holdings Ltd.	997,548	4,556,887
Nick Scali Ltd.	160,915	2,138,709
Nickel Industries Ltd. *	4,107,616	2,956,566
Nine Entertainment Co. Holdings Ltd.	2,663,443	2,002,499
Novonix Ltd. *(a)	1,415,921	358,215
NRW Holdings Ltd.	901,883	4,203,435
Nufarm Ltd. *	697,640	1,024,177
Nuix Ltd. *(a)	433,015	590,946
Omni Bridgeway Ltd. *	564,615	637,761
oOh!media Ltd.	1,135,366	829,347
Opthea Ltd. *(c)	2,276,227	330,919
See financial notes
28
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ora Banda Mining Ltd. *	2,479,911	2,279,829
Paladin Energy Ltd. *	895,797	8,548,041
Pantoro Gold Ltd. *	673,335	2,759,151
Perenti Ltd.	1,727,825	2,893,637
Perseus Mining Ltd.	2,833,961	12,117,737
PEXA Group Ltd. *	276,774	2,954,701
Pinnacle Investment Management Group Ltd. (a)	345,418	3,869,670
PolyNovo Ltd. *	1,307,763	899,358
PPK Mining Equipment Group Pty. Ltd. *(c)	78,953	0
Praemium Ltd.	940,469	512,722
Predictive Discovery Ltd. *	4,127,205	2,882,428
Premier Investments Ltd.	194,182	1,859,879
PWR Holdings Ltd. (a)	179,484	1,282,930
Ramelius Resources Ltd.	3,984,318	13,032,961
Redox Ltd.	388,640	889,056
Regal Partners Ltd.	453,046	1,049,306
Regis Healthcare Ltd.	379,262	1,878,454
Regis Resources Ltd.	1,560,469	10,497,927
Reliance Worldwide Corp. Ltd.	1,597,273	3,790,529
Resolute Mining Ltd. *	4,400,055	4,656,514
Ridley Corp. Ltd.	634,275	1,301,807
Rural Funds Trust	827,797	1,262,450
Sandfire Resources Ltd. *	958,407	13,789,953
Select Harvests Ltd. *	308,219	885,199
Service Stream Ltd.	1,203,988	1,784,686
Silex Systems Ltd. *	473,847	2,330,041
SiteMinder Ltd. *	523,144	1,342,147
SmartGroup Corp. Ltd.	269,756	1,695,571
Solvar Ltd.	278,188	369,738
Southern Cross Gold Consolidated Ltd. *	426,059	3,482,648
SRG Global Ltd.	1,187,036	2,453,230
St Barbara Ltd. *	2,443,662	1,445,425
Stanmore Resources Ltd.	686,659	1,291,878
Strike Energy Ltd. *	4,572,645	316,094
Super Retail Group Ltd.	322,496	3,569,211
Superloop Ltd. *	993,759	2,089,197
Supply Network Ltd. (a)	44,219	1,119,015
Tabcorp Holdings Ltd.	4,857,050	3,703,674
Temple & Webster Group Ltd. *	214,083	1,257,146
Tuas Ltd. *	591,515	2,714,739
Tyro Payments Ltd. *	1,021,701	637,101
Vault Minerals Ltd. *	2,157,948	9,042,629
Ventia Services Group Pty. Ltd.	1,677,522	7,005,550
Virgin Australia Holdings Ltd. *	473,228	1,058,952
Viva Energy Group Ltd.	2,269,043	2,862,150
Vulcan Energy Resources Ltd. *	677,001	1,804,419
Vulcan Steel Ltd.	142,225	728,754
Waypoint REIT Ltd.	1,332,933	2,422,283
WEB Travel Group Ltd. *	713,693	1,642,821
Weebit Nano Ltd. *(a)	406,821	1,443,807
Westgold Resources Ltd.	1,897,943	10,482,413
Zip Co. Ltd. *	2,642,951	3,597,484
		422,852,238

Austria 0.9%
Agrana Beteiligungs AG	26,932	373,634
AT&S Austria Technologie & Systemtechnik AG *	52,680	3,190,824
CA Immobilien Anlagen AG	64,175	2,000,366
CPI Europe AG *	68,847	1,306,293
DO & Co. AG	16,314	4,150,949
EVN AG	74,768	2,613,046
Lenzing AG *(a)	39,199	1,131,602
Oesterreichische Post AG	67,998	2,818,013
SECURITY	NUMBER OF SHARES	VALUE ($)
Palfinger AG	31,296	1,431,859
Porr AG	34,748	1,606,206
SBO AG (a)	21,205	890,056
UNIQA Insurance Group AG	232,575	4,596,827
Vienna Insurance Group AG Wiener Versicherung Gruppe	74,120	5,767,140
voestalpine AG	251,313	14,403,047
Wienerberger AG	221,028	7,254,905
		53,534,767

Belgium 1.7%
Aedifica SA	100,620	9,343,782
Azelis Group NV	365,350	3,621,342
Barco NV	126,759	1,632,838
Bekaert SA	65,935	3,405,914
bpost SA *	220,209	557,702
CMB Tech NV	232,776	3,418,993
Cofinimmo SA	80,564	8,817,804
Colruyt Group NV	59,422	2,406,473
Deme Group NV	13,986	3,256,418
Fagron	128,537	3,452,624
Financiere de Tubize SA	40,589	10,854,660
Gimv NV	50,264	2,783,361
KBC Ancora	79,925	7,105,870
Kinepolis Group NV	29,350	944,309
Melexis NV	42,793	2,872,386
Montea NV	43,896	4,063,317
Ontex Group NV *(a)	122,703	672,222
Proximus SADP	266,038	2,194,066
Retail Estates NV	24,933	2,028,306
Shurgard Self Storage Ltd.	69,710	2,296,355
Solvay SA	153,768	5,032,675
Tessenderlo Group SA	41,653	1,322,934
Umicore SA	462,005	9,829,720
Vastned NV *	18,094	666,544
VGP NV	28,334	3,679,936
Xior Student Housing NV	80,738	2,859,821
		99,120,372

Canada 15.3%
Advantage Energy Ltd. *	218,138	1,669,803
Air Canada *	305,107	4,615,139
Algonquin Power & Utilities Corp.	1,620,402	11,334,557
Allied Gold Corp. *	123,288	3,903,344
Allied Properties Real Estate Investment Trust	350,646	2,445,022
Altus Group Ltd.	56,528	1,936,007
Aritzia, Inc. *	198,948	17,618,462
Atco Ltd., Class I	157,672	7,498,336
Athabasca Oil Corp. *	653,632	4,227,030
ATS Corp. *	173,054	5,525,902
B2Gold Corp.	2,673,115	16,424,610
Bausch Health Cos., Inc. *	535,632	3,177,228
Baytex Energy Corp.	1,406,394	5,403,457
Birchcliff Energy Ltd.	366,364	1,840,080
BlackBerry Ltd. *	1,218,580	4,136,837
Boardwalk Real Estate Investment Trust	87,054	4,174,456
Boralex, Inc., Class A	214,182	4,359,491
Boyd Group, Inc.	57,641	10,062,504
Brookfield Business Corp., Class A	31,720	1,091,251
Brookfield Infrastructure Corp., Class A (a)	251,244	12,530,423
Brookfield Renewable Corp. (a)	284,308	12,134,449
Brookfield Wealth Solutions Ltd. *	35,668	1,586,145
BRP, Inc.	70,260	5,152,108
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
29

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Canada Packers, Inc.	31,311	432,525
Canadian Apartment Properties REIT	330,988	9,158,989
Canfor Corp. *	114,165	1,150,983
Capital Power Corp.	327,457	15,373,444
Capstone Copper Corp. *	1,374,458	14,219,747
Cargojet, Inc.	15,169	1,061,279
Centerra Gold, Inc.	421,958	8,870,137
Chartwell Retirement Residences	632,174	10,299,451
Choice Properties Real Estate Investment Trust	601,569	6,995,553
Cogeco Communications, Inc.	21,324	1,131,359
Colliers International Group, Inc.	91,851	10,896,047
Crombie Real Estate Investment Trust	153,958	1,846,796
CT Real Estate Investment Trust	111,287	1,403,480
Definity Financial Corp.	205,690	10,297,696
Denison Mines Corp. *	1,206,209	5,023,476
Discovery Silver Corp. *	694,078	5,735,425
DPM Metals, Inc.	295,758	12,807,470
Dream Industrial Real Estate Investment Trust	609,693	5,936,667
Eldorado Gold Corp. (a)	424,650	19,724,733
Endeavour Silver Corp. *	395,917	5,509,774
Energy Fuels, Inc. *	308,852	6,596,663
Enghouse Systems Ltd.	92,065	1,194,817
EQB, Inc.	37,302	3,154,061
Equinox Gold Corp. *	1,565,085	29,377,260
ERO Copper Corp. *	128,065	4,381,356
Exchange Income Corp.	34,923	2,782,881
Finning International, Inc.	281,085	18,952,654
First Capital Real Estate Investment Trust	449,495	7,049,674
First Majestic Silver Corp.	967,680	30,963,490
Fortuna Mining Corp. *	416,025	5,685,894
Freehold Royalties Ltd. (a)	222,849	2,874,153
G Mining Ventures Corp. *	240,641	9,856,074
Galaxy Digital, Inc., Class A *	237,575	4,887,894
Gibson Energy, Inc.	348,167	7,482,329
goeasy Ltd.	16,719	1,316,337
Granite Real Estate Investment Trust	127,891	8,624,215
H&R Real Estate Investment Trust	543,194	4,154,059
Hudbay Minerals, Inc.	798,292	22,622,712
IAMGOLD Corp. *	1,215,789	29,916,691
IGM Financial, Inc.	166,787	8,298,688
International Petroleum Corp. *	101,307	2,312,341
InterRent Real Estate Investment Trust	184,951	1,815,811
K92 Mining, Inc. *	322,741	7,780,712
Killam Apartment Real Estate Investment Trust	162,918	2,018,781
Kinaxis, Inc. *	58,048	5,512,187
Labrador Iron Ore Royalty Corp.	87,475	2,002,397
Leon's Furniture Ltd.	25,717	537,213
Lightspeed Commerce, Inc. *	261,883	2,363,735
Linamar Corp.	81,495	5,617,440
Maple Leaf Foods, Inc.	156,206	3,210,363
MDA Space Ltd. *	165,388	4,796,052
Methanex Corp.	140,471	7,088,180
New Gold, Inc. *	1,042,876	14,008,497
NexGen Energy Ltd. *	1,263,579	16,120,742
NFI Group, Inc. *	128,286	1,603,751
NGEx Minerals Ltd. *	183,764	4,246,978
North West Co., Inc.	100,583	4,128,487
Northland Power, Inc.	555,284	8,900,178
Novagold Resources, Inc. *	632,104	8,435,160
OceanaGold Corp.	490,082	20,845,149
Onex Corp.	120,389	8,953,372
OR Royalties, Inc.	397,073	18,816,459
Orla Mining Ltd.	411,515	8,901,047
Paramount Resources Ltd., Class A	156,883	3,105,797
SECURITY	NUMBER OF SHARES	VALUE ($)
Parex Resources, Inc.	201,755	3,156,837
Perpetua Resources Corp. *	115,185	4,246,436
Pet Valu Holdings Ltd.	91,509	1,911,568
Peyto Exploration & Development Corp. (a)	268,448	5,202,244
PrairieSky Royalty Ltd.	490,757	11,205,171
Premium Brands Holdings Corp.	86,968	6,759,891
Primaris Real Estate Investment Trust	249,677	3,342,818
Quebecor, Inc., Class B	111,043	4,592,833
Richelieu Hardware Ltd.	69,378	2,214,846
RioCan Real Estate Investment Trust	631,617	9,137,224
Russel Metals, Inc.	120,258	4,235,946
Seabridge Gold, Inc. *	119,966	4,727,919
Secure Waste Infrastructure Corp.	300,963	4,175,107
Sienna Senior Living, Inc.	119,410	2,055,759
Skeena Resources Ltd. *	133,336	5,082,772
SmartCentres Real Estate Investment Trust	276,935	5,638,806
South Bow Corp.	436,451	14,035,811
Sprott, Inc.	29,336	4,758,375
SSR Mining, Inc. *	429,549	13,816,999
Stella-Jones, Inc.	117,103	8,037,549
Strathcona Resources Ltd.	53,058	1,159,313
Superior Plus Corp.	457,887	2,205,754
Tamarack Valley Energy Ltd.	662,199	4,947,617
TerraVest Industries, Inc.	21,733	2,343,566
Topaz Energy Corp.	261,573	5,976,181
Torex Gold Resources, Inc.	196,338	11,964,403
Toromont Industries Ltd.	171,435	26,610,543
TransAlta Corp.	567,064	7,795,909
Transcontinental, Inc., Class A	156,522	2,669,430
Triple Flag Precious Metals Corp.	86,978	3,596,847
Trisura Group Ltd. *	62,183	2,127,403
Vermilion Energy, Inc.	325,859	3,500,263
Wesdome Gold Mines Ltd. *	211,150	4,152,248
West Fraser Timber Co. Ltd.	110,534	7,339,487
Westshore Terminals Investment Corp.	69,134	1,622,090
Winpak Ltd.	54,131	1,912,257
		872,272,625

Denmark 2.5%
AL Sydbank	110,503	9,883,802
ALK-Abello AS *	279,238	9,725,672
Alm Brand AS	1,622,967	4,213,867
Ambu AS, Class B	282,946	3,554,710
Bavarian Nordic AS *	164,194	5,124,576
Chemometec AS	36,119	2,399,562
D/S Norden AS	41,891	1,876,092
Dfds AS *	62,791	1,029,979
FLSmidth & Co. AS	99,097	8,777,476
GN Store Nord AS *(a)	273,057	4,040,622
Gubra AS	13,332	823,769
ISS AS	299,115	10,635,410
Jyske Bank AS	91,879	13,771,686
Netcompany Group AS *(a)	86,535	4,419,740
NKT AS *	113,528	14,702,307
NTG Nordic Transport Group AS *	33,100	891,315
Per Aarsleff Holding AS	36,902	4,665,234
Ringkjoebing Landbobank AS	51,535	13,461,971
Royal Unibrew AS	103,461	10,185,873
Scandinavian Tobacco Group AS, A Shares	107,979	1,767,798
Schouw & Co. AS	25,232	2,699,441
TORM PLC, Class A	120,944	3,541,549
UIE PLC	26,565	1,502,887
See financial notes
30
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zealand Pharma AS *	150,336	8,642,894
		142,338,232

Finland 1.3%
Citycon OYJ *	165,151	739,807
Finnair OYJ *	195,033	801,359
Hiab OYJ, B shares	77,668	4,469,586
Huhtamaki OYJ	180,412	6,739,715
Kalmar OYJ, B Shares	76,469	4,393,364
Kemira OYJ	232,860	5,636,226
Kojamo OYJ *	319,942	3,722,782
Konecranes OYJ	136,052	16,111,854
Mandatum OYJ	970,593	7,829,331
Metsa Board OYJ, B Shares	326,833	1,214,016
Nokian Renkaat OYJ (a)	252,131	3,176,365
Outokumpu OYJ	767,657	5,188,985
QT Group OYJ *	37,020	960,735
Revenio Group OYJ	44,049	967,361
Sanoma OYJ	134,929	1,459,286
Terveystalo OYJ	157,271	1,730,630
TietoEVRY OYJ	208,062	4,662,605
Tokmanni Group Corp.	96,321	912,084
YIT OYJ *	290,966	978,412
		71,694,503

France 3.6%
Air France-KLM *	249,090	3,617,438
Altarea SCA	13,362	2,028,860
Alten SA	60,109	4,510,189
Antin Infrastructure Partners SA	121,632	1,387,282
ARGAN SA	34,777	2,919,452
Beneteau SACA	80,629	764,445
Carmila SA *	132,841	2,904,777
Clariane SE *	515,776	2,478,536
Coface SA	214,934	3,974,079
Derichebourg SA	194,916	2,169,045
Elior Group SA	283,077	931,162
Elis SA	379,516	12,170,251
Emeis SA *	168,317	3,056,497
Equasens	10,431	435,367
Eramet SA (a)	17,850	1,247,670
Etablissements Maurel et Prom SA	117,207	1,235,098
Eutelsat Communications SACA *	434,418	1,156,629
Exail Technologies SA *(a)	19,732	2,893,559
Exosens SAS	71,764	5,278,790
Fnac Darty SA	20,120	840,951
Forvia SE *	334,936	4,777,145
Gaztransport Et Technigaz SA	77,634	17,654,195
GL Events SACA	19,426	780,980
ICADE (a)	95,673	2,419,628
ID Logistics Group SACA *	6,413	3,032,518
Imerys SA	68,938	1,994,180
Interparfums SA	49,833	1,454,471
IPSOS SA	73,081	2,973,442
JCDecaux SE	150,364	3,113,961
Lagardere SA	20,220	456,466
LISI SA	39,696	2,624,668
Manitou BF SA	19,520	542,763
Mercialys SA	197,124	2,853,446
Mersen SA	45,107	1,483,231
Metropole Television SA	105,576	1,443,489
Nexans SA	84,067	12,139,245
Nexity SA *	102,754	1,156,802
Opmobility	110,737	2,226,625
OVH Groupe SA *(a)	49,339	540,020
Peugeot Invest SA	9,759	841,139
SECURITY	NUMBER OF SHARES	VALUE ($)
Planisware SA	36,360	691,177
Pluxee NV	161,870	2,163,478
Quadient SA	42,326	675,653
Remy Cointreau SA (a)	46,790	2,303,715
Rubis SCA	149,579	6,470,916
SES SA, Class A	763,362	5,700,733
Societe BIC SA	41,157	2,643,518
SOITEC *	53,885	2,602,141
Sopra Steria Group	28,413	4,401,398
Stef SA	7,466	1,103,652
Technip Energies NV	317,343	13,721,037
Television Francaise 1 SA	193,779	1,663,339
Trigano SA	17,029	3,377,832
Ubisoft Entertainment SA *	201,553	990,922
Valeo SE	444,192	6,445,584
Vallourec SACA	342,140	7,982,344
Verallia SA	31,902	729,604
Vicat SACA	32,542	2,735,671
Virbac SACA	8,657	3,781,889
Viridien *	14,725	1,896,792
Vivendi SE *	1,413,562	3,675,123
Voltalia SA *(a)	85,615	712,654
Vusion	18,148	2,560,568
Wavestone	16,204	925,036
Worldline SA *(a)	510,161	942,372
X-Fab Silicon Foundries SE *(a)	118,162	653,204
		202,058,843

Germany 4.0%
1&1 AG	51,750	1,478,650
Adesso SE	6,842	504,089
Adtran Networks SE	39,723	1,055,272
AIXTRON SE	237,329	7,733,918
AlzChem Group AG	12,130	2,133,962
Aroundtown SA *	1,518,916	5,480,583
Atoss Software SE	19,052	1,979,534
Aurubis AG	55,187	11,259,528
Auto1 Group SE *	248,683	5,050,265
Befesa SA	79,763	3,201,991
Bilfinger SE	75,368	10,598,354
CANCOM SE	52,076	1,466,445
Ceconomy AG *	278,941	1,488,643
Dermapharm Holding SE	30,023	1,421,471
Deutsche Beteiligungs AG (a)	21,259	630,023
Deutsche EuroShop AG	20,575	507,722
Deutsche Pfandbriefbank AG	284,588	1,206,959
Deutz AG	271,338	4,004,611
Douglas AG *	71,737	997,765
Duerr AG	103,357	2,983,722
Eckert & Ziegler SE	90,859	1,654,215
Elmos Semiconductor SE	12,714	2,203,677
Energiekontor AG	14,215	657,080
Evotec SE *	304,550	2,114,344
flatexDEGIRO SE	168,837	6,143,840
Freenet AG	249,790	8,163,583
Gerresheimer AG (a)	67,911	1,359,094
GFT Technologies SE (a)	37,178	694,436
Grand City Properties SA	145,089	1,898,077
Grenke AG	48,429	839,404
HelloFresh SE *	304,597	1,736,691
Hornbach Holding AG & Co. KGaA	20,636	2,095,384
HUGO BOSS AG (a)	76,842	3,391,389
Hypoport SE *(a)	8,208	891,589
Indus Holding AG	39,356	1,424,233
IONOS Group SE *	105,882	2,894,095
Jenoptik AG	109,384	3,634,273
K&S AG (a)	371,816	6,580,659
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
31

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kloeckner & Co. SE	123,834	1,611,243
Kontron AG (a)	78,192	2,167,705
Krones AG	27,630	4,338,826
KWS Saat SE & Co. KGaA	21,557	1,651,858
Lanxess AG	169,205	3,819,801
Nagarro SE	14,107	937,741
Nordex SE *	264,331	13,457,566
Norma Group SE	65,490	1,221,720
Patrizia SE	82,411	795,936
Pfeiffer Vacuum Technology AG	6,992	1,362,150
PNE AG (a)	73,659	760,111
ProSiebenSat.1 Media SE	123,926	687,701
Puma SE	215,763	6,052,894
Redcare Pharmacy NV *(a)	31,655	2,266,798
Salzgitter AG	46,680	3,006,528
Schaeffler AG	414,143	5,065,820
Schott Pharma AG & Co. KGaA	73,438	1,281,548
Secunet Security Networks AG	3,491	782,322
SGL Carbon SE *	125,281	580,583
Siltronic AG (a)	22,707	1,538,903
Sixt SE	26,752	2,078,365
SMA Solar Technology AG *	28,619	1,092,784
Springer Nature AG & Co. KGaA	42,174	789,746
Stabilus SE	44,612	996,581
Stroeer SE & Co. KGaA	64,277	2,625,859
Suedzucker AG (a)	120,930	1,446,383
TAG Immobilien AG	376,299	7,348,661
TeamViewer SE *	310,300	1,701,428
thyssenkrupp AG	1,041,444	12,966,482
Thyssenkrupp Nucera AG & Co. KGaA *(a)	49,635	532,418
Tkms AG& Co. KGaA *	51,653	5,851,675
TUI AG	939,435	8,962,265
United Internet AG	161,178	5,328,481
Verbio SE *	38,370	1,241,315
Vossloh AG	20,380	1,985,170
Wacker Chemie AG	36,629	3,494,428
Wacker Neuson SE	58,397	1,437,594
Wuestenrot & Wuerttembergische AG	44,642	872,858
		227,699,817

Hong Kong 1.1%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	505,428	561,504
Bright Smart Securities & Commodities Group Ltd. *	1,840,122	2,020,755
Cafe de Coral Holdings Ltd. (a)	718,096	425,047
CGN Mining Co. Ltd. (a)	6,985,469	4,384,811
China Animal Healthcare Ltd. *(c)	192,752	0
China Travel International Investment Hong Kong Ltd. *(a)	4,061,948	690,653
Chow Sang Sang Holdings International Ltd.	710,092	1,262,745
CITIC Resources Holdings Ltd. (a)	6,612,184	431,111
CITIC Telecom International Holdings Ltd.	3,418,986	1,145,177
Cowell e Holdings, Inc. *(a)	539,640	1,934,443
Dah Sing Financial Holdings Ltd.	383,952	2,088,086
Deep Source Holdings Ltd. *(a)	11,841,051	1,316,993
Duality Biotherapeutics, Inc. *(a)	64,240	2,586,961
Envision Greenwise Holdings Ltd. *(a)	2,325,060	948,197
Fortune Real Estate Investment Trust	3,216,476	2,236,934
Giordano International Ltd.	2,158,532	422,205
Guotai Junan International Holdings Ltd. (a)	5,087,558	1,821,131
HBM Holdings Ltd. *(a)	1,246,684	1,936,451
SECURITY	NUMBER OF SHARES	VALUE ($)
HKBN Ltd. (a)	671,256	632,455
Huabao International Holdings Ltd. (a)	2,003,900	1,160,508
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,688,194	405,524
IGG, Inc.	1,533,760	619,610
LK Technology Holdings Ltd. (a)	1,149,062	493,579
Luk Fook Holdings International Ltd.	675,633	2,544,588
Melco International Development Ltd. *(a)	1,814,394	981,174
MH Development NPV *(c)	459,925	0
Mongolian Mining Corp. *	1,050,691	1,679,032
OSL Group Ltd. *(a)	1,019,006	2,085,652
Pacific Basin Shipping Ltd.	9,268,173	4,099,625
Prosperity REIT	2,929,835	561,834
Realord Group Holdings Ltd. *	833,031	1,456,871
SmarTone Telecommunications Holdings Ltd.	665,423	448,314
Stella International Holdings Ltd.	1,181,000	2,279,821
SUNeVision Holdings Ltd. (a)	1,359,965	1,171,822
Sunlight Real Estate Investment Trust	2,057,504	699,675
Superb Summit International Group Ltd. *(c)	1,120,000	0
SY Holdings Group Ltd. (a)	1,007,594	1,366,705
Time Interconnect Technology Ltd.	1,213,419	3,024,957
Truly International Holdings Ltd. (a)	3,148,465	398,481
United Laboratories International Holdings Ltd.	2,366,264	3,932,606
Value Partners Group Ltd. (a)	2,314,926	707,308
Vitasoy International Holdings Ltd.	1,356,024	1,234,301
Vobile Group Ltd. *(a)	3,617,923	2,289,488
VSTECS Holdings Ltd.	1,222,349	1,242,328
		61,729,462

Ireland 0.2%
Cairn Homes PLC	1,224,751	3,448,862
Glanbia PLC	383,414	7,922,198
		11,371,060

Israel 1.7%
Alony Hetz Properties & Investments Ltd.	335,778	3,941,069
Ashtrom Group Ltd.	99,356	2,157,385
Aura Investments Ltd.	316,774	2,092,395
Bet Shemesh Engines Holdings 1997 Ltd. *	14,393	3,677,036
Cellcom Israel Ltd.	227,752	2,653,541
Danel Adir Yeoshua Ltd.	10,287	1,443,628
Delek Automotive Systems Ltd.	101,354	634,240
Delta Galil Ltd.	23,297	1,129,425
El Al Israel Airlines	638,435	3,180,619
Elco Ltd.	20,195	977,754
Electra Ltd.	85,880	2,602,134
Equital Ltd. *	47,997	2,205,931
Formula Systems 1985 Ltd.	20,030	2,326,032
Fox Wizel Ltd.	16,990	1,536,245
G City Ltd.	213,207	533,128
Hilan Ltd.	33,862	2,165,414
IDI Insurance Co. Ltd.	17,325	1,262,622
Inrom Construction Industries Ltd.	212,679	1,359,366
Isracard Ltd.	386,352	1,837,278
Israel Canada TR Ltd.	377,241	2,359,448
Kenon Holdings Ltd.	41,341	3,266,036
Matrix IT Ltd.	101,780	3,074,484
Mega Or Holdings Ltd.	48,015	7,808,649
Meitav Investment House Ltd.	74,858	2,745,681
See financial notes
32
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nayax Ltd. *	29,946	1,500,476
Oil Refineries Ltd.	4,549,939	1,481,649
One Software Technologies Ltd.	94,321	1,820,929
Orion Retail Properties Ltd. *	25,612	21,647
OY Nofar Energy Ltd. *	54,134	2,866,106
Partner Communications Co. Ltd.	278,708	3,407,236
Paz Retail & Energy Ltd.	21,360	5,240,961
Perion Network Ltd. *	94,497	783,017
Priortech Ltd. *	17,562	1,549,316
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	17,823	2,285,182
Reit 1 Ltd.	417,765	3,117,898
Sella Capital Real Estate Ltd.	503,776	1,470,187
Summit Real Estate Holdings Ltd.	83,540	1,509,680
Tel Aviv Stock Exchange Ltd.	178,303	8,678,150
YH Dimri Construction & Development Ltd.	21,344	3,032,075
		95,734,049

Italy 2.5%
ACEA SpA	89,088	2,768,501
Anima Holding SpA	59,394	482,470
Ariston Holding NV	141,499	845,364
Arnoldo Mondadori Editore SpA	282,917	688,123
Azimut Holding SpA	226,888	9,400,145
Banca Generali SpA	116,849	7,567,306
Banca IFIS SpA	66,028	1,917,798
Banca Popolare di Sondrio SpA	183,978	3,736,233
BFF Bank SpA *	382,584	1,709,297
Brembo NV	291,317	3,460,218
Carel Industries SpA	96,378	2,640,010
Cementir Holding NV	85,634	1,615,707
Credito Emiliano SpA	146,577	2,699,791
Danieli & C Officine Meccaniche SpA	25,172	2,003,168
De' Longhi SpA	147,260	6,777,450
El.En. SpA	98,662	1,654,161
Enav SpA	528,946	3,444,265
ERG SpA	108,306	3,189,250
Fincantieri SpA *	198,055	3,374,363
GVS SpA *	137,500	649,385
Intercos SpA	111,258	1,628,893
Iren SpA	1,315,716	4,414,951
Italmobiliare SpA	34,721	1,176,559
Iveco Group NV	403,392	9,120,859
Juventus Football Club SpA *(a)	224,218	621,067
Lottomatica Group SpA	525,549	12,745,395
Maire SpA	298,673	5,416,601
MARR SpA	63,984	713,153
MFE-MediaForEurope NV, Class A	619,254	2,262,188
MFE-MediaForEurope NV, Class B	122,480	578,449
Moltiply Group SpA	28,850	1,134,305
Piaggio & C SpA (a)	366,722	785,009
RAI Way SpA	194,156	1,416,703
Rizzoli Corriere Della Sera Mediagroup SpA	345,683	396,720
Saipem SpA	2,709,077	11,422,229
Salvatore Ferragamo SpA *	135,416	1,079,228
Sanlorenzo SpA	28,884	1,137,347
Sesa SpA	15,090	1,374,564
SOL SpA	77,848	4,742,822
Tamburi Investment Partners SpA	243,790	2,740,265
Technogym SpA	225,639	4,955,264
Technoprobe SpA *	308,403	6,241,214
Tinexta SpA	42,950	770,808
Webuild SpA	994,139	3,878,170
SECURITY	NUMBER OF SHARES	VALUE ($)
Zignago Vetro SpA (a)	62,592	574,961
		141,950,729

Japan 20.3%
& ST HD Co. Ltd.	52,579	1,008,978
77 Bank Ltd.	141,688	8,927,365
A&D HOLON Holdings Co. Ltd.	60,050	1,088,496
ADEKA Corp.	170,322	5,231,026
Aeon Hokkaido Corp. (a)	81,727	477,406
Ai Holdings Corp.	79,233	1,483,414
Aichi Corp.	57,968	544,314
Aichi Financial Group, Inc.	78,077	3,300,613
Aichi Steel Corp.	55,792	1,252,528
Aida Engineering Ltd.	104,615	797,386
Aiful Corp.	636,902	2,113,148
Ain Holdings, Inc.	56,848	2,246,611
Aiphone Co. Ltd.	22,735	430,891
Airman Corp.	42,962	621,350
Aisan Industry Co. Ltd.	71,783	1,055,653
Aizawa Securities Group Co. Ltd.	49,283	488,647
Akita Bank Ltd.	34,170	1,227,822
Alconix Corp.	57,674	1,219,050
Alpen Co. Ltd. (a)	28,580	406,939
Alpha Systems, Inc.	13,004	309,014
Altech Corp.	34,764	587,397
Anest Iwata Corp.	71,079	798,543
Anicom Holdings, Inc.	127,358	1,004,181
Anritsu Corp.	261,592	5,071,827
Anycolor, Inc.	59,517	1,479,109
AOKI Holdings, Inc.	69,407	807,322
Aoyama Trading Co. Ltd.	82,190	1,388,741
Appier Group, Inc.	143,844	762,868
Arata Corp.	56,710	1,118,763
ARCLANDS Corp.	105,794	1,325,432
Arcs Co. Ltd.	92,597	2,307,141
ARE Holdings, Inc.	155,170	4,527,138
Argo Graphics, Inc.	131,426	1,351,931
Ariake Japan Co. Ltd.	38,266	1,492,650
Arisawa Manufacturing Co. Ltd.	60,502	1,024,998
Artience Co. Ltd.	61,527	1,732,017
As One Corp.	123,492	1,799,879
Asahi Diamond Industrial Co. Ltd. (a)	91,851	970,723
Asahi Kogyosha Co. Ltd.	44,754	1,370,211
Asahi Yukizai Corp.	25,489	829,362
Asanuma Corp.	150,542	1,110,805
ASKA Pharmaceutical Holdings Co. Ltd.	39,643	632,764
ASKUL Corp.	70,700	590,053
Atom Corp. *(a)	248,809	999,220
Autobacs Seven Co. Ltd.	131,107	1,492,247
Avant Group Corp.	48,983	447,396
Avex, Inc.	63,453	492,180
Awa Bank Ltd.	69,059	2,649,565
Axial Retailing, Inc.	147,862	1,235,932
AZ-COM MARUWA Holdings, Inc. (a)	104,498	661,960
Bando Chemical Industries Ltd.	58,392	893,131
Bank of Iwate Ltd.	29,737	1,352,331
Bank of Nagoya Ltd.	87,348	3,317,685
Bank of Saga Ltd.	34,124	1,132,185
Bank of the Ryukyus Ltd.	83,316	1,309,042
Base Co. Ltd.	14,378	308,511
baudroie, Inc.	24,304	293,438
Belc Co. Ltd.	25,653	1,325,987
Bell System24 Holdings, Inc.	72,486	688,530
Belluna Co. Ltd.	90,561	573,674
BML, Inc.	44,827	1,250,418
BrainPad, Inc.	5,600	96,559
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
33

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Broadleaf Co. Ltd.	137,594	632,778
BRONCO BILLY Co. Ltd.	20,652	557,554
Buffalo, Inc.	10,420	352,395
Bunka Shutter Co. Ltd.	119,179	1,644,269
C Uyemura & Co. Ltd.	22,505	3,126,555
CAC Holdings Corp.	19,062	236,131
Canon Electronics, Inc.	10,416	241,845
Cawachi Ltd.	13,471	285,598
CCI Group, Inc.	403,278	2,722,530
Central Automotive Products Ltd.	92,391	1,343,331
Central Glass Co. Ltd.	50,588	1,428,939
Change Holdings, Inc. (a)	72,794	465,788
Chiba Kogyo Bank Ltd.	97,837	1,537,819
Chiyoda Corp. *	348,533	2,953,461
Chofu Seisakusho Co. Ltd.	40,372	557,256
Chori Co. Ltd.	22,054	656,853
Chubu Shiryo Co. Ltd.	50,282	639,938
Chubu Steel Plate Co. Ltd.	36,306	554,851
Chudenko Corp.	64,018	2,107,622
Chugoku Marine Paints Ltd.	85,899	2,596,915
Chuo Spring Co. Ltd. (a)	24,806	537,827
Citizen Watch Co. Ltd.	449,646	5,509,514
CKD Corp.	121,480	4,326,205
CMK Corp. (a)	142,623	574,603
COLOPL, Inc.	153,578	436,757
Colowide Co. Ltd. (a)	191,175	2,295,937
Comforia Residential REIT, Inc.	3,906	2,809,568
Computer Engineering & Consulting Ltd.	47,286	604,837
Comture Corp.	42,710	410,071
Cosel Co. Ltd.	46,606	408,372
CRE Logistics REIT, Inc.	1,253	1,318,609
Create Restaurants Holdings, Inc. (a)	488,637	2,306,648
Create SD Holdings Co. Ltd.	52,718	1,148,062
Cresco Ltd.	58,268	574,003
CTI Engineering Co. Ltd.	40,398	903,052
Curves Holdings Co. Ltd.	89,550	469,188
Cybozu, Inc.	46,648	666,891
Dai Nippon Toryo Co. Ltd.	46,588	445,812
Dai-Dan Co. Ltd.	187,554	4,408,795
Daido Metal Co. Ltd.	92,054	724,640
Daiei Kankyo Co. Ltd.	74,969	1,853,517
Daihen Corp.	39,955	3,736,384
Daiichi Jitsugyo Co. Ltd.	46,659	1,069,907
Daiichikosho Co. Ltd.	145,340	1,616,544
Daiki Aluminium Industry Co. Ltd.	51,466	491,832
Daikokutenbussan Co. Ltd.	11,855	422,186
Daikyonishikawa Corp.	80,113	484,398
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	27,821	899,895
Daio Paper Corp.	206,644	1,553,883
Daiseki Co. Ltd.	87,762	2,223,210
Daishi Hokuetsu Financial Group, Inc.	486,577	6,360,952
Daito Pharmaceutical Co. Ltd.	46,473	437,568
Daiwa Industries Ltd.	49,555	602,119
Daiwabo Holdings Co. Ltd.	179,506	3,679,226
DCM Holdings Co. Ltd.	208,565	2,276,348
DeNA Co. Ltd. (a)	136,198	2,320,491
Denka Co. Ltd.	174,768	4,118,312
Denyo Co. Ltd.	36,013	898,451
Digital Arts, Inc.	22,333	805,347
Digital Garage, Inc.	39,719	539,593
Dip Corp. (a)	68,243	884,263
DKS Co. Ltd.	18,966	1,503,917
Doshisha Co. Ltd.	45,193	1,073,922
Doutor Nichires Holdings Co. Ltd.	61,816	1,186,234
DTS Corp.	278,980	2,042,428
Duskin Co. Ltd.	80,602	2,231,817
SECURITY	NUMBER OF SHARES	VALUE ($)
DyDo Group Holdings, Inc. (a)	40,185	669,214
Eagle Industry Co. Ltd.	50,991	1,118,618
Earth Corp.	33,031	1,074,764
EDION Corp.	169,146	2,432,236
eGuarantee, Inc.	73,417	813,524
Ehime Bank Ltd.	62,687	760,074
Eiken Chemical Co. Ltd.	59,264	1,191,923
Eizo Corp.	72,176	1,064,668
Elecom Co. Ltd.	96,087	1,104,116
EM Systems Co. Ltd.	64,150	293,375
en, Inc.	50,748	403,384
Enplas Corp.	13,118	1,197,319
ES-Con Japan Ltd. (a)	86,601	636,230
ESCON Japan REIT Investment Corp.	612	487,248
ESPEC Corp.	41,119	1,017,934
euglena Co. Ltd.	230,587	578,960
Exedy Corp.	51,602	2,049,207
FCC Co. Ltd.	69,400	1,718,053
Feed One Co. Ltd.	42,648	364,130
Ferrotec Corp.	85,772	3,488,565
FIDEA Holdings Co. Ltd.	34,595	485,272
Financial Partners Group Co. Ltd.	120,473	1,613,509
First Bank of Toyama Ltd.	119,266	2,080,900
Fixstars Corp.	53,914	535,946
France Bed Holdings Co. Ltd.	44,919	393,590
Fudo Tetra Corp.	31,246	797,536
Fuji Co. Ltd.	67,918	910,939
Fuji Corp.	167,404	6,531,035
Fuji Kyuko Co. Ltd.	80,326	1,231,708
Fuji Seal International, Inc.	80,930	1,492,896
Fujibo Holdings, Inc.	23,002	1,616,217
Fujicco Co. Ltd.	40,640	428,200
Fujimi, Inc.	113,106	2,390,711
Fujio Food Group, Inc.	42,777	297,281
Fujita Kanko, Inc.	88,085	1,328,680
Fujiya Co. Ltd.	20,962	338,614
Fukuda Corp.	11,964	601,553
Fukuda Denshi Co. Ltd.	30,770	1,984,653
Fukui Bank Ltd.	48,225	1,090,371
Fukui Computer Holdings, Inc.	17,782	391,232
Fukuoka REIT Corp.	1,528	1,820,388
Fukuyama Transporting Co. Ltd.	47,949	1,719,868
FULLCAST Holdings Co. Ltd.	28,699	310,105
Funai Soken Holdings, Inc.	164,048	1,214,664
Furukawa Co. Ltd.	46,962	1,756,657
Furuno Electric Co. Ltd.	52,859	2,684,848
Furuya Metal Co. Ltd.	36,072	1,772,120
Fuso Chemical Co. Ltd.	42,360	2,604,682
Futaba Industrial Co. Ltd.	125,085	939,790
Future Corp.	83,576	973,737
G-7 Holdings, Inc.	43,801	425,035
Gakken Holdings Co. Ltd.	68,140	465,687
Galilei Co. Ltd.	52,334	1,312,331
Genki Global Dining Concepts Corp.	20,869	402,342
Genky DrugStores Co. Ltd.	32,014	921,716
Geo Holdings Corp.	53,243	613,509
Gift Holdings, Inc.	21,202	572,403
Giken Ltd. (a)	39,802	627,654
Global One Real Estate Investment Corp.	1,787	1,605,868
GLOBERIDE, Inc.	44,383	672,888
Glory Ltd.	101,752	2,709,911
GMO Financial Holdings, Inc.	65,430	399,809
Godo Steel Ltd.	22,100	574,706
Goldcrest Co. Ltd.	28,996	620,315
GREE Holdings, Inc.	131,485	333,502
G-Tekt Corp.	47,539	629,387
GungHo Online Entertainment, Inc.	79,698	1,311,412
See financial notes
34
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Gunze Ltd.	63,318	1,924,381
H.U. Group Holdings, Inc.	120,232	2,585,999
H2O Retailing Corp.	171,057	2,685,965
Hakuto Co. Ltd.	19,873	564,527
Halows Co. Ltd.	22,825	717,096
Hamakyorex Co. Ltd.	118,666	1,490,498
Hankyu Hanshin REIT, Inc.	1,332	1,353,969
Hanwa Co. Ltd.	64,178	3,687,280
Happinet Corp.	63,034	1,285,914
Hazama Ando Corp.	307,955	4,223,101
Health Care & Medical Investment Corp.	654	541,631
Heiwa Real Estate Co. Ltd.	84,888	1,378,869
Heiwa Real Estate REIT, Inc.	2,135	2,140,128
Heiwado Co. Ltd.	71,394	1,374,149
Hibiya Engineering Ltd.	30,155	1,261,247
Hiday Hidaka Corp. (a)	52,913	1,065,886
HI-LEX Corp.	38,799	995,292
Hioki EE Corp.	19,801	982,916
Hirata Corp.	54,776	1,071,838
HIS Co. Ltd.	105,845	867,776
Hisaka Works Ltd.	38,980	455,401
Hochiki Corp.	32,002	1,318,001
Hogy Medical Co. Ltd.	38,764	1,666,014
Hokkaido Electric Power Co., Inc. (a)	430,855	3,395,786
Hokkaido Gas Co. Ltd.	155,146	909,262
Hokkan Holdings Ltd.	26,358	425,442
Hokuetsu Corp. (a)	227,937	1,513,983
Hokuhoku Financial Group, Inc.	225,452	9,026,744
Hokuriku Electric Power Co.	364,258	2,583,928
Hokuto Corp.	44,002	567,059
Hoosiers Holdings Co. Ltd.	59,586	507,220
Hoshino Resorts REIT, Inc.	1,150	1,996,894
Hosiden Corp.	103,636	1,952,904
Hosokawa Micron Corp.	30,006	1,303,063
Hulic Reit, Inc.	2,600	2,864,371
Hyakugo Bank Ltd.	456,956	4,975,662
Hyakujushi Bank Ltd.	48,420	3,030,030
Ichibanya Co. Ltd. (a)	133,849	777,589
Ichigo Office REIT Investment Corp.	1,668	1,056,623
Ichigo, Inc.	387,257	1,098,830
Ichiyoshi Securities Co. Ltd.	65,204	632,724
Idec Corp.	59,870	1,267,384
IDOM, Inc.	126,629	1,242,566
Iino Kaiun Kaisha Ltd.	181,063	1,929,792
I'll, Inc.	19,886	300,089
Imperial Hotel Ltd. (a)	114,341	1,095,623
Inaba Denki Sangyo Co. Ltd.	213,030	3,923,573
Inabata & Co. Ltd.	100,433	2,801,510
Ines Corp.	34,917	475,251
Infomart Corp.	429,091	1,107,598
Insource Co. Ltd.	112,382	524,029
Intage Holdings, Inc.	35,040	381,540
Inui Global Logistics Co. Ltd.	46,382	489,592
Iriso Electronics Co. Ltd.	32,014	787,406
Ise Chemicals Corp. (a)	38,346	1,648,049
Iseki & Co. Ltd.	40,254	550,471
Ishihara Sangyo Kaisha Ltd.	63,109	1,584,546
Istyle, Inc.	152,547	472,908
Itochu Enex Co. Ltd.	101,557	1,356,262
Itochu-Shokuhin Co. Ltd.	10,744	903,563
Itoki Corp.	95,690	2,212,592
Iwaki Co. Ltd.	20,412	386,341
J Trust Co. Ltd.	116,456	402,048
JAC Recruitment Co. Ltd.	150,506	862,789
Jaccs Co. Ltd.	42,276	1,199,569
JAFCO Group Co. Ltd.	108,659	1,722,885
SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Aviation Electronics Industry Ltd.	96,192	1,665,377
Japan Elevator Service Holdings Co. Ltd.	295,586	3,071,822
Japan Excellent, Inc.	2,322	2,269,574
Japan Investment Adviser Co. Ltd.	56,440	749,400
Japan Lifeline Co. Ltd.	111,341	1,138,192
Japan Material Co. Ltd.	145,373	2,031,730
Japan Petroleum Exploration Co. Ltd.	299,629	4,577,199
Japan Pulp & Paper Co. Ltd.	191,725	1,418,366
Japan Securities Finance Co. Ltd.	163,984	2,492,452
Japan Transcity Corp.	104,282	906,393
Japan Wool Textile Co. Ltd.	113,807	1,527,875
JBCC Holdings, Inc.	110,454	957,917
JCR Pharmaceuticals Co. Ltd.	156,206	694,360
JCU Corp.	40,340	1,800,927
JDC Corp.	111,332	498,454
JINS Holdings, Inc.	24,657	840,194
JM Holdings Co. Ltd.	51,654	572,702
J-Oil Mills, Inc.	42,747	573,884
Joshin Denki Co. Ltd.	40,870	743,971
Joyful Honda Co. Ltd.	102,904	1,454,662
JP-Holdings, Inc.	84,128	423,536
JSB Co. Ltd.	16,832	377,339
JSP Corp.	27,721	517,755
Juroku Financial Group, Inc.	65,101	4,294,894
JVCKenwood Corp.	301,597	2,512,262
K&O Energy Group, Inc.	22,535	767,886
Kaga Electronics Co. Ltd.	69,952	1,953,503
Kaken Pharmaceutical Co. Ltd.	65,299	1,854,931
Kameda Seika Co. Ltd.	29,655	825,306
Kamei Corp.	36,234	787,923
Kanaden Corp.	21,724	328,660
Kanadevia Corp.	350,377	2,441,698
Kanamoto Co. Ltd.	64,481	1,800,718
Kanematsu Corp.	346,704	5,461,768
Kanro, Inc. (a)	49,012	447,347
Kanto Denka Kogyo Co. Ltd.	102,167	1,155,002
Kappa Create Co. Ltd. (a)	56,427	577,552
Kasumigaseki Capital Co. Ltd.	28,747	1,438,040
Katakura Industries Co. Ltd.	42,634	861,555
Katitas Co. Ltd.	107,274	2,456,394
Kato Sangyo Co. Ltd.	45,998	2,015,221
Kawada Technologies, Inc.	28,782	1,017,625
KeePer Technical Laboratory Co. Ltd.	26,217	612,080
Keihanshin Building Co. Ltd.	71,090	989,454
Keiyo Bank Ltd.	236,653	3,413,563
Key Coffee, Inc.	37,361	483,150
KH Neochem Co. Ltd.	66,594	1,328,681
Kisoji Co. Ltd.	57,258	956,103
Kissei Pharmaceutical Co. Ltd.	66,684	2,139,868
Ki-Star Real Estate Co. Ltd.	17,140	884,858
Kitz Corp.	145,936	2,020,904
Kiyo Bank Ltd.	118,011	3,238,925
Koa Corp.	80,227	1,021,561
Koatsu Gas Kogyo Co. Ltd.	75,922	554,370
Kohnan Shoji Co. Ltd.	37,747	1,045,674
Kojima Co. Ltd.	50,414	427,530
Komatsu Matere Co. Ltd.	73,474	435,785
KOMEDA Holdings Co. Ltd.	96,759	1,816,497
Komeri Co. Ltd.	54,324	1,275,244
Komori Corp.	93,884	1,093,234
Konishi Co. Ltd.	99,914	885,707
Konoike Transport Co. Ltd.	64,694	1,450,306
Kosaido Holdings Co. Ltd. (a)	157,893	498,583
Koshidaka Holdings Co. Ltd.	97,736	732,433
KPP Group Holdings Co. Ltd.	86,310	516,893
Krosaki Harima Corp.	38,238	1,028,660
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
35

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kumagai Gumi Co. Ltd.	263,414	3,408,143
Kumiai Chemical Industry Co. Ltd. (a)	178,687	840,072
Kura Sushi, Inc. (a)	45,104	1,079,029
Kurabo Industries Ltd.	30,591	1,969,188
Kureha Corp.	65,272	2,050,659
Kurimoto Ltd.	121,186	1,379,328
KYB Corp.	65,724	2,226,933
Kyodo Printing Co. Ltd.	39,064	439,869
Kyoei Steel Ltd.	41,282	702,025
Kyokuto Kaihatsu Kogyo Co. Ltd.	67,723	1,518,210
Kyokuto Securities Co. Ltd. (a)	48,116	585,559
Kyokuyo Co. Ltd.	23,352	813,674
Kyorin Pharmaceutical Co. Ltd.	77,561	856,959
Kyoritsu Maintenance Co. Ltd.	136,772	2,341,221
Kyosan Electric Manufacturing Co. Ltd.	101,915	507,209
Leopalace21 Corp.	394,780	1,881,289
Life Corp.	76,460	1,331,592
Lifedrink Co., Inc.	87,608	684,030
Lintec Corp.	84,130	2,942,192
LITALICO, Inc.	51,706	445,442
M&A Capital Partners Co. Ltd.	33,034	791,335
Maeda Kosen Co. Ltd.	88,038	1,210,117
Maezawa Kyuso Industries Co. Ltd.	37,490	420,224
Makino Milling Machine Co. Ltd.	42,508	3,166,489
Mandom Corp. (a)	57,977	1,197,603
Mani, Inc.	151,410	1,625,385
Mars Group Holdings Corp.	25,330	513,495
Marudai Food Co. Ltd.	38,531	592,804
Maruha Nichiro Corp.	274,029	2,782,853
Marusan Securities Co. Ltd.	121,311	868,699
Maruzen Showa Unyu Co. Ltd.	29,323	1,722,286
Matsuda Sangyo Co. Ltd.	31,928	1,789,400
Matsui Securities Co. Ltd.	232,036	1,420,826
Matsuya Co. Ltd.	82,198	1,351,496
Matsuyafoods Holdings Co. Ltd. (a)	17,814	688,028
Max Co. Ltd.	74,921	3,339,953
Maxell Ltd.	82,959	1,217,883
Maxvalu Tokai Co. Ltd.	22,102	532,996
MCJ Co. Ltd.	132,535	1,945,686
MEC Co. Ltd.	30,188	1,359,306
Medley, Inc. *(a)	48,941	621,931
Megachips Corp.	20,207	1,182,975
Megmilk Snow Brand Co. Ltd.	87,204	1,954,934
Meidensha Corp.	75,601	3,786,708
Meiko Electronics Co. Ltd.	41,615	5,853,421
Meisei Industrial Co. Ltd.	80,106	1,042,084
MEITEC Group Holdings, Inc.	147,478	3,248,531
Menicon Co. Ltd.	129,862	1,580,386
METAWATER Co. Ltd.	46,722	1,256,893
Micronics Japan Co. Ltd.	66,886	5,226,640
Mie Kotsu Group Holdings, Inc.	116,807	454,883
Milbon Co. Ltd.	60,344	1,086,482
Ministop Co. Ltd. (a)	23,382	283,804
Mirai Corp.	3,771	1,222,178
Mirai Industry Co. Ltd.	14,666	326,903
Mirait One Corp.	169,385	4,406,994
Mirarth Holdings, Inc. (a)	233,462	632,534
MIRARTH Real Estate Investment Corp.	1,863	1,065,594
Miroku Jyoho Service Co. Ltd.	33,005	381,156
Mitani Sekisan Co. Ltd.	18,263	962,719
Mitsuba Corp.	84,320	791,217
Mitsubishi Estate Logistics REIT Investment Corp.	2,481	2,065,845
Mitsubishi Logisnext Co. Ltd.	41,691	407,764
Mitsubishi Pencil Co. Ltd.	98,001	1,539,141
Mitsubishi Research Institute, Inc.	18,806	605,887
Mitsuboshi Belting Ltd.	42,513	1,169,533
SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsui DM Sugar Co. Ltd.	30,299	688,944
Mitsui E&S Co. Ltd.	196,171	9,896,191
Mitsui High-Tec, Inc.	209,158	1,174,902
Mitsui-Soko Holdings Co. Ltd.	145,445	3,483,227
Mitsuuroko Group Holdings Co. Ltd.	72,655	1,092,210
MIXI, Inc.	73,000	1,255,436
Miyaji Engineering Group, Inc.	49,835	619,885
Miyazaki Bank Ltd.	34,300	2,135,443
Mizuho Leasing Co. Ltd.	274,625	2,689,522
Mizuno Corp.	120,534	3,138,323
Mochida Pharmaceutical Co. Ltd.	48,367	1,228,344
Monex Group, Inc. (a)	367,473	1,758,221
Monogatari Corp.	66,097	2,121,031
Mori Trust Reit, Inc.	4,463	2,221,138
Morita Holdings Corp.	79,921	1,531,617
MOS Food Services, Inc.	56,042	1,534,537
m-up Holdings, Inc.	129,816	567,906
Murakami Corp.	13,684	576,722
Musashi Seimitsu Industry Co. Ltd.	90,099	1,803,423
Musashino Bank Ltd.	65,561	2,737,920
Nachi-Fujikoshi Corp.	34,308	1,180,041
Nagaileben Co. Ltd.	46,060	536,936
Nagawa Co. Ltd. (a)	20,030	805,690
Nakanishi, Inc.	132,264	2,305,989
Namura Shipbuilding Co. Ltd.	109,312	3,899,874
Nanto Bank Ltd.	60,415	2,960,287
NEC Capital Solutions Ltd.	18,700	525,217
Net Protections Holdings, Inc. *	123,124	425,857
Neturen Co. Ltd.	57,937	559,238
Nextage Co. Ltd.	98,024	2,420,384
Nichiban Co. Ltd.	31,870	406,221
Nichicon Corp.	116,184	1,605,181
Nichiden Corp.	27,666	453,643
Nichiha Corp.	53,463	1,272,154
Nichireki Group Co. Ltd.	51,891	810,979
Nihon Dengi Co. Ltd.	21,258	1,659,792
Nihon Nohyaku Co. Ltd.	79,764	557,901
Nihon Parkerizing Co. Ltd.	171,213	1,752,432
Nihon Tokushu Toryo Co. Ltd.	29,776	485,380
Nikkiso Co. Ltd.	112,078	1,760,226
Nippn Corp.	140,372	2,577,720
Nippon Beet Sugar Manufacturing Co. Ltd.	19,372	560,842
Nippon Carbon Co. Ltd.	13,203	427,063
Nippon Ceramic Co. Ltd.	30,324	759,435
Nippon Chemi-Con Corp. *	41,818	505,700
Nippon Denko Co. Ltd.	218,757	657,147
Nippon Densetsu Kogyo Co. Ltd.	65,435	2,221,332
Nippon Fine Chemical Co. Ltd.	21,058	377,257
Nippon Gas Co. Ltd.	219,633	4,394,770
Nippon Kanzai Holdings Co. Ltd.	23,973	447,445
Nippon Light Metal Holdings Co. Ltd.	123,589	2,469,801
Nippon Paper Industries Co. Ltd.	231,013	1,950,201
Nippon Parking Development Co. Ltd., Class C	418,630	769,555
NIPPON REIT Investment Corp.	3,399	2,031,236
Nippon Rietec Co. Ltd.	26,870	553,320
Nippon Seiki Co. Ltd.	98,953	1,810,151
Nippon Sheet Glass Co. Ltd. *	205,544	801,770
Nippon Signal Co. Ltd.	95,639	1,103,256
Nippon Soda Co. Ltd.	95,822	2,568,551
Nippon Thompson Co. Ltd.	130,606	898,452
Nippon Yakin Kogyo Co. Ltd.	24,797	843,376
Nishikawa Rubber Co. Ltd.	45,866	1,335,218
Nishimatsu Construction Co. Ltd.	58,177	2,560,347
Nishimatsuya Chain Co. Ltd.	76,153	1,079,921
Nishi-Nippon Financial Holdings, Inc.	258,249	7,367,437
Nishi-Nippon Railroad Co. Ltd.	151,336	3,154,186
See financial notes
36
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nishio Holdings Co. Ltd.	38,358	1,142,448
Nissan Shatai Co. Ltd.	133,298	944,292
Nissei ASB Machine Co. Ltd.	16,998	1,008,176
Nissha Co. Ltd.	87,032	759,248
Nisshin Oillio Group Ltd.	56,067	2,190,608
Nisshinbo Holdings, Inc.	284,808	3,199,700
Nissui Corp.	566,361	5,619,172
Nitta Corp.	34,185	1,036,772
Nittetsu Mining Co. Ltd.	109,239	2,928,200
Nitto Boseki Co. Ltd.	62,203	10,040,132
Nitto Kogyo Corp.	51,325	1,597,691
Nittoku Co. Ltd.	29,270	501,691
Noevir Holdings Co. Ltd.	36,864	1,113,299
Nohmi Bosai Ltd.	45,439	1,308,236
Nojima Corp.	376,073	2,820,698
Nomura Co. Ltd.	175,762	1,650,390
Nomura Micro Science Co. Ltd.	60,170	1,364,303
Noritake Co. Ltd.	47,822	2,144,141
Noritsu Koki Co. Ltd.	116,327	1,691,352
Noritz Corp.	69,853	1,088,566
North Pacific Bank Ltd.	698,790	4,914,469
NPR-RIKEN Corp.	49,052	1,434,251
NS United Kaiun Kaisha Ltd.	22,197	1,087,635
NSD Co. Ltd.	137,518	2,511,658
NTN Corp.	1,020,600	2,765,180
NTT UD REIT Investment Corp.	2,499	2,319,328
Nxera Pharma Co. Ltd. *	156,135	966,062
Obara Group, Inc.	18,318	691,068
Ogaki Kyoritsu Bank Ltd.	74,928	3,282,674
Ohsho Food Service Corp.	69,178	1,440,054
Oiles Corp.	48,272	830,479
Oisix ra daichi, Inc.	54,866	502,887
Oita Bank Ltd.	30,758	1,975,998
Okabe Co. Ltd.	70,819	471,295
Okamoto Industries, Inc.	26,500	1,038,783
Okamura Corp.	149,121	2,611,349
Okasan Securities Group, Inc.	393,426	2,512,383
Oki Electric Industry Co. Ltd.	176,449	3,650,474
Okinawa Cellular Telephone Co.	83,868	1,802,255
Okinawa Electric Power Co., Inc.	106,912	814,894
Okinawa Financial Group, Inc.	37,705	1,451,446
Okumura Corp.	62,493	2,926,013
Okura Industrial Co. Ltd.	18,364	616,348
One REIT, Inc.	1,428	823,187
Onoken Co. Ltd.	43,011	411,859
Onward Holdings Co. Ltd.	248,576	1,300,795
Open Up Group, Inc.	104,733	1,283,965
Optex Group Co. Ltd.	69,904	1,432,780
Optorun Co. Ltd.	56,962	1,236,837
Orient Corp.	126,832	934,231
Oriental Shiraishi Corp.	212,452	591,940
Osaka Organic Chemical Industry Ltd.	30,935	937,214
Osaka Soda Co. Ltd.	195,520	2,947,984
Osaka Steel Co. Ltd.	27,056	451,785
OSAKA Titanium Technologies Co. Ltd.	62,362	1,236,255
Osaki Electric Co. Ltd.	70,796	790,376
OSG Corp.	144,854	2,715,230
Oyo Corp.	35,231	702,928
Pacific Industrial Co. Ltd.	25,527	492,146
Pacific Metals Co. Ltd.	37,262	910,517
Pack Corp.	87,378	748,834
PAL GROUP Holdings Co. Ltd.	191,533	2,029,115
Pasona Group, Inc.	41,203	538,377
Penta-Ocean Construction Co. Ltd.	555,865	7,596,080
PHC Holdings Corp.	62,018	436,956
Pigeon Corp.	223,335	2,466,877
PILLAR Corp.	40,658	2,213,566
Pilot Corp.	62,777	1,962,221
SECURITY	NUMBER OF SHARES	VALUE ($)
Piolax, Inc.	37,347	430,582
PKSHA Technology, Inc. *(a)	34,414	752,755
Plus Alpha Consulting Co. Ltd.	51,414	737,661
Premium Group Co. Ltd.	79,209	937,063
Press Kogyo Co. Ltd.	159,931	1,030,524
Prestige International, Inc.	182,209	819,284
Prima Meat Packers Ltd.	46,502	865,853
Procrea Holdings, Inc.	52,309	998,771
Qol Holdings Co. Ltd.	44,915	566,166
Quants Research Institute Holdings, Inc. (a)	50,964	247,761
Raito Kogyo Co. Ltd.	83,771	2,336,735
Raiznext Corp.	49,910	840,438
Raksul, Inc.	103,275	1,255,506
Remixpoint, Inc. *(a)	300,330	444,363
Rengo Co. Ltd.	446,774	4,465,594
RENOVA, Inc. *	99,454	471,391
Restar Corp.	38,398	774,723
Retail Partners Co. Ltd.	50,458	444,386
Rheon Automatic Machinery Co. Ltd.	37,821	392,442
Ricoh Leasing Co. Ltd.	30,394	1,247,882
Rigaku Holdings Corp.	232,754	2,804,229
Riken Keiki Co. Ltd.	79,526	1,846,480
Riken Technos Corp.	82,725	977,069
Riken Vitamin Co. Ltd.	47,294	939,064
Ringer Hut Co. Ltd. (a)	47,501	683,954
Riso Kagaku Corp.	74,892	617,364
Rock Field Co. Ltd.	45,611	414,260
Roland Corp.	31,172	803,634
Royal Holdings Co. Ltd.	139,224	1,366,156
RS Technologies Co. Ltd.	27,600	732,759
Ryobi Ltd.	41,218	798,619
RYODEN Corp.	25,242	601,443
Ryoyo Ryosan Holdings, Inc.	74,703	1,650,763
S Foods, Inc.	34,830	713,890
S&B Foods, Inc.	37,826	1,120,546
Sagami Holdings Corp.	52,332	636,531
Saibu Gas Holdings Co. Ltd.	63,485	1,056,830
Saizeriya Co. Ltd.	60,615	2,721,609
Sakai Chemical Industry Co. Ltd.	32,054	852,036
Sakai Moving Service Co. Ltd.	44,020	824,996
Sakata INX Corp.	87,598	1,503,684
Sakata Seed Corp.	68,156	1,925,175
Sakura Internet, Inc. (a)	46,562	900,671
Sala Corp.	114,326	894,837
Samty Residential Investment Corp.	774	570,616
San ju San Financial Group, Inc.	45,637	1,844,480
San-A Co. Ltd.	81,303	1,616,947
San-Ai Obbli Co. Ltd.	105,459	1,733,952
Sangetsu Corp.	101,092	2,172,385
San-In Godo Bank Ltd.	305,770	3,466,536
Sankei Real Estate, Inc.	826	668,736
Sanken Electric Co. Ltd. *	27,318	1,351,158
Sanki Engineering Co. Ltd.	95,040	4,796,895
Sansan, Inc. *	163,370	1,228,480
Sanshin Electronics Co. Ltd.	23,924	496,485
Santec Holdings Corp.	11,460	1,454,108
Sanyo Chemical Industries Ltd.	26,156	998,493
Sanyo Denki Co. Ltd.	58,271	1,907,221
Sanyo Electric Railway Co. Ltd.	31,602	422,237
Sato Corp.	51,412	823,251
SBS Holdings, Inc.	31,832	870,601
Seika Corp.	54,146	995,350
Seikitokyu Kogyo Co. Ltd.	43,078	475,686
Seiko Group Corp.	57,710	4,897,726
Seiren Co. Ltd.	107,581	2,504,768
Sekisui Jushi Corp.	49,420	786,288
Senko Group Holdings Co. Ltd.	278,576	3,513,314
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
37

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Senshu Electric Co. Ltd.	27,051	1,117,559
Senshu Ikeda Holdings, Inc.	491,644	2,906,565
Septeni Holdings Co. Ltd.	180,018	479,664
Seria Co. Ltd.	95,200	2,646,392
Shibaura Machine Co. Ltd.	46,838	1,386,015
Shibaura Mechatronics Corp.	126,270	4,674,720
Shibusawa Logistics Corp.	71,366	647,265
Shibuya Corp.	51,254	1,222,874
Shiga Bank Ltd.	82,793	4,793,907
Shikoku Bank Ltd.	77,071	1,210,922
Shikoku Kasei Holdings Corp.	63,598	2,134,530
Shima Seiki Manufacturing Ltd.	53,856	362,892
Shin Nippon Air Technologies Co. Ltd.	50,252	1,347,027
Shin Nippon Biomedical Laboratories Ltd. (a)	46,332	505,386
Shinagawa Refra Co. Ltd.	56,448	904,976
Shin-Etsu Polymer Co. Ltd.	79,600	1,139,510
Shinmaywa Industries Ltd.	106,639	1,859,907
Shinnihon Corp.	62,726	884,291
Shinsho Corp.	26,094	462,798
Shinwa Co. Ltd.	21,205	458,395
Ship Healthcare Holdings, Inc.	154,490	2,713,779
Shizuoka Gas Co. Ltd.	80,173	782,088
Shochiku Co. Ltd. (a)	21,668	1,537,751
Shoei Co. Ltd.	95,527	1,101,352
Shoei Foods Corp. (a)	23,830	628,853
Shofu, Inc.	55,330	665,200
Showa Sangyo Co. Ltd.	44,980	986,751
SIGMAXYZ Holdings, Inc.	128,935	606,170
Siix Corp.	63,433	578,972
Simplex Holdings, Inc.	297,537	1,644,672
Sinanen Holdings Co. Ltd.	9,822	447,927
Sinfonia Technology Co. Ltd.	43,037	3,633,164
Sinko Industries Ltd.	110,933	1,016,072
Sintokogio Ltd.	94,241	729,783
SMS Co. Ltd.	136,800	1,536,892
Sodick Co. Ltd.	103,628	1,009,564
Softcreate Holdings Corp.	27,016	356,983
Software Service, Inc.	4,652	388,846
Solasto Corp.	104,056	634,500
SOSiLA Logistics REIT, Inc.	1,342	1,113,140
Sparx Group Co. Ltd.	37,499	510,395
SRA Holdings	21,712	703,684
SRE Holdings Corp.	27,136	507,524
St. Marc Holdings Co. Ltd.	31,329	627,082
Star Asia Investment Corp.	5,118	1,993,111
Star Micronics Co. Ltd.	12,150	170,976
Starts Corp., Inc.	72,558	2,481,728
Starts Proceed Investment Corp.	460	621,976
Starzen Co. Ltd.	92,905	818,219
Stella Chemifa Corp.	16,088	578,086
Strike Co. Ltd.	22,635	667,633
Sumida Corp.	55,622	446,045
Sumitomo Osaka Cement Co. Ltd.	66,763	1,985,037
Sumitomo Seika Chemicals Co. Ltd.	18,549	849,482
Sumitomo Warehouse Co. Ltd.	114,664	2,970,798
Sun Corp. (a)	24,391	1,099,841
Sun Frontier Fudousan Co. Ltd.	52,365	950,871
Suruga Bank Ltd.	270,315	3,675,765
SWCC Corp.	59,459	5,884,013
Systena Corp.	513,964	1,455,065
T Hasegawa Co. Ltd.	65,982	1,233,636
Tachibana Eletech Co. Ltd.	30,946	674,915
Tachi-S Co. Ltd.	67,896	1,021,539
Tadano Ltd.	238,107	2,246,479
Taihei Dengyo Kaisha Ltd.	87,258	1,752,146
Taikisha Ltd.	87,134	2,190,559
SECURITY	NUMBER OF SHARES	VALUE ($)
Takamatsu Construction Group Co. Ltd.	38,771	1,049,207
Takaoka Toko Co. Ltd.	22,692	850,269
Takara Bio, Inc.	102,010	749,435
Takara Standard Co. Ltd.	92,823	1,807,410
Takasago International Corp.	182,692	1,619,508
Takeuchi Manufacturing Co. Ltd.	71,251	3,422,786
Taki Chemical Co. Ltd.	15,508	387,390
Takuma Co. Ltd.	129,642	2,532,638
Tama Home Co. Ltd. (a)	28,483	729,749
Tamron Co. Ltd.	267,510	1,804,247
Tamura Corp.	165,328	771,972
Tanseisha Co. Ltd.	91,389	951,792
TDC Soft, Inc.	58,168	416,537
TechMatrix Corp.	82,347	1,013,745
Techno Ryowa Ltd.	28,934	1,434,422
Teikoku Electric Manufacturing Co. Ltd.	30,457	668,152
Teikoku Sen-I Co. Ltd.	40,702	791,229
Tekken Corp.	21,288	694,033
TKC Corp.	75,845	1,957,760
Toa Corp.	33,800	398,131
Toa Corp.	122,656	3,323,202
TOA ROAD Corp.	80,456	1,005,925
Toagosei Co. Ltd.	180,282	2,219,966
TOC Co. Ltd.	33,900	198,894
Tocalo Co. Ltd.	119,700	2,395,917
Tochigi Bank Ltd.	183,076	1,192,559
Toei Co. Ltd.	56,543	1,955,691
Toenec Corp.	85,503	1,312,735
Toho Bank Ltd.	479,552	2,233,046
Toho Holdings Co. Ltd.	108,293	3,353,008
Toho Titanium Co. Ltd.	75,510	1,349,870
Tohokushinsha Film Corp. (a)	98,200	406,323
Tokai Corp.	45,199	755,030
TOKAI Holdings Corp.	247,607	1,922,176
Tokai Rika Co. Ltd.	109,574	2,361,675
Tokai Tokyo Financial Holdings, Inc.	530,965	2,822,744
Token Corp.	10,539	1,014,579
Tokushu Tokai Paper Co. Ltd.	62,140	673,440
Tokuyama Corp.	143,175	4,104,732
Tokyo Electron Device Ltd. (a)	37,813	890,074
Tokyo Energy & Systems, Inc.	33,562	416,824
Tokyo Keiki, Inc. (a)	29,710	1,668,898
Tokyo Kiraboshi Financial Group, Inc.	52,221	3,913,439
Tokyo Steel Manufacturing Co. Ltd.	106,513	1,105,211
Tokyotokeiba Co. Ltd.	31,306	1,197,097
Tokyu Construction Co. Ltd.	177,234	1,814,059
Tokyu REIT, Inc.	1,580	2,130,280
Tomoku Co. Ltd.	24,566	582,189
TOMONY Holdings, Inc.	352,052	2,216,603
Topre Corp.	85,543	1,651,959
Topy Industries Ltd.	31,366	730,283
Torishima Pump Manufacturing Co. Ltd.	39,158	667,160
Tosei Corp.	122,182	1,291,275
Tosei REIT Investment Corp.	660	629,457
Toshiba TEC Corp.	50,985	1,076,033
Totech Corp.	54,580	1,597,634
Totetsu Kogyo Co. Ltd.	41,807	1,558,474
Towa Bank Ltd.	69,376	547,009
Towa Corp.	128,149	2,470,639
Towa Pharmaceutical Co. Ltd.	50,917	1,438,232
Toyo Corp.	35,212	429,423
Toyo Gosei Co. Ltd. (a)	13,000	960,897
Toyo Kanetsu KK	32,056	633,420
Toyo Tanso Co. Ltd.	30,579	1,245,684
Toyobo Co. Ltd.	180,224	2,130,943
TPR Co. Ltd.	115,014	1,038,717
See financial notes
38
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Transaction Co. Ltd.	53,700	467,091
Transcosmos, Inc.	44,429	1,162,482
TRE Holdings Corp.	87,202	1,003,696
Tri Chemical Laboratories, Inc.	59,458	1,445,272
Trusco Nakayama Corp.	94,977	1,534,840
TSI Holdings Co. Ltd.	98,144	723,547
Tsubakimoto Chain Co.	188,528	3,230,184
Tsuburaya Fields Holdings, Inc.	70,575	702,021
Tsugami Corp.	94,647	2,394,592
Tsukishima Holdings Co. Ltd.	48,823	1,089,820
Tsurumi Manufacturing Co. Ltd.	72,984	1,041,059
TV Asahi Holdings Corp.	42,833	925,934
Tv Tokyo Holdings Corp.	11,320	323,014
UACJ Corp.	313,363	5,549,711
Uchida Yoko Co. Ltd.	96,900	1,333,170
Union Tool Co.	19,184	1,935,295
Unipres Corp.	72,441	685,783
UNISOL Holdings Corp. (a)	40,857	616,028
United Arrows Ltd.	49,714	852,422
United Super Markets Holdings, Inc.	177,007	1,030,580
Ushio, Inc.	135,522	2,791,601
UT Group Co. Ltd.	867,444	1,194,559
Valor Holdings Co. Ltd.	90,449	2,175,411
Valqua Ltd.	34,519	1,187,299
Vector, Inc.	58,747	540,717
Vision, Inc.	84,675	715,907
Vital KSK Holdings, Inc.	72,613	692,992
VT Holdings Co. Ltd.	188,736	693,896
Wacoal Holdings Corp.	95,776	2,785,709
Wacom Co. Ltd.	249,699	1,402,633
Wakita & Co. Ltd.	85,007	1,115,096
Warabeya Nichiyo Holdings Co. Ltd.	25,214	555,556
Weathernews, Inc.	57,456	786,075
Wellneo Sugar Co. Ltd.	25,164	488,371
West Holdings Corp.	51,188	570,158
WingArc1st, Inc.	42,475	746,526
World Co. Ltd.	121,738	1,287,362
Yahagi Construction Co. Ltd.	61,450	995,795
YAMABIKO Corp.	80,736	1,985,757
Yamae Group Holdings Co. Ltd.	44,803	876,690
Yamagata Bank Ltd.	61,067	1,067,817
Yamaichi Electronics Co. Ltd.	37,784	2,035,314
Yamanashi Chuo Bank Ltd.	57,333	2,023,410
Yamazen Corp.	99,865	982,499
Yellow Hat Ltd.	134,658	1,517,140
Yodoko Ltd.	239,608	2,214,599
Yokogawa Bridge Holdings Corp.	69,610	1,431,213
Yokorei Co. Ltd.	88,165	807,532
Yokowo Co. Ltd.	48,709	1,038,917
Yondenko Corp.	60,088	812,848
Yondoshi Holdings, Inc.	44,424	523,271
Yonex Co. Ltd.	120,776	2,873,869
Yoshinoya Holdings Co. Ltd. (a)	133,280	2,640,417
Yuasa Trading Co. Ltd.	26,235	1,088,889
Yurtec Corp.	77,221	1,600,064
Zacros Corp.	117,192	1,157,470
Zenrin Co. Ltd.	61,209	404,205
ZERIA Pharmaceutical Co. Ltd.	63,034	909,628
Zojirushi Corp.	71,075	746,600
Zuken, Inc.	32,977	975,845
		1,153,810,692

Netherlands 1.6%
Aalberts NV	207,196	8,616,093
Allfunds Group PLC	753,983	7,500,170
Aperam SA	89,369	4,687,110
Arcadis NV	145,875	5,153,261
SECURITY	NUMBER OF SHARES	VALUE ($)
Basic-Fit NV *	108,371	4,022,863
Brunel International NV (a)	38,572	315,606
Corbion NV	123,754	2,844,886
Eurocommercial Properties NV	89,925	3,020,664
Flow Traders Ltd. *	68,833	2,147,183
Fugro NV	223,683	2,839,103
Galapagos NV *	106,407	3,570,540
Havas NV *	122,049	2,491,546
Koninklijke BAM Groep NV	533,679	6,014,447
Koninklijke Heijmans NV	49,733	5,240,739
NSI NV	33,302	752,579
OCI NV *	209,752	896,508
PostNL NV	708,736	957,305
SBM Offshore NV	275,811	10,609,681
Signify NV	258,501	6,018,784
Sligro Food Group NV	44,487	758,473
Theon International PLC (a)	55,567	2,014,165
TKH Group NV	73,740	3,402,494
TomTom NV *	124,080	769,132
Van Lanschot Kempen NV	66,628	4,444,725
Wereldhave NV	79,404	2,184,429
		91,272,486

New Zealand 0.4%
Argosy Property Ltd.	1,675,441	1,146,097
Channel Infrastructure NZ Ltd.	792,838	1,370,138
Freightways Group Ltd.	346,577	2,984,276
Genesis Energy Ltd.	1,130,653	1,553,646
Goodman Property Trust	2,075,577	2,416,173
Kiwi Property Group Ltd.	3,017,464	1,819,682
Oceania Healthcare Ltd. *	1,413,083	703,774
Precinct Properties Group	3,357,767	2,206,236
Scales Corp. Ltd.	275,121	1,041,695
SKY Network Television Ltd.	269,091	542,533
SKYCITY Entertainment Group Ltd. *	2,097,749	1,051,060
Stride Property Group	996,573	717,592
Summerset Group Holdings Ltd.	455,243	2,911,977
Vector Ltd.	482,089	1,385,639
		21,850,518

Norway 2.8%
Aker Solutions ASA	535,487	2,308,920
Atea ASA *	166,210	2,522,834
Austevoll Seafood ASA	180,210	1,858,284
AutoStore Holdings Ltd. *	2,275,907	2,607,626
Bakkafrost P	104,546	5,011,140
Bluenord ASA *	48,096	2,588,470
Bonheur ASA	37,601	997,987
Borregaard ASA	194,155	3,608,237
BW Energy Ltd. *	136,453	742,980
BW LPG Ltd.	186,044	3,357,764
BW Offshore Ltd.	170,366	913,308
Cadeler AS *	450,590	2,912,869
DNO ASA	1,671,901	2,862,832
DOF Group ASA	269,228	3,582,764
Elkem ASA	588,936	1,890,608
Entra ASA	95,584	1,167,496
Europris ASA	321,911	3,085,993
Frontline PLC	305,549	11,369,683
Grieg Seafood ASA *	80,254	633,535
Hafnia Ltd.	555,199	4,145,872
Hoegh Autoliners ASA	214,937	2,993,583
Leroy Seafood Group ASA	588,191	3,072,833
MPC Container Ships ASA	760,069	1,776,855
NEL ASA *(a)	3,524,460	755,765
Nordic Semiconductor ASA *	356,663	5,372,402
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
39

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Protector Forsikring ASA	129,248	7,037,491
Scatec ASA *	260,843	3,361,506
SpareBank 1 SMN	260,658	5,849,694
SpareBank 1 Sor-Norge ASA	430,064	9,561,097
Sparebanken Norge	301,772	6,523,368
Stolt-Nielsen Ltd.	43,788	1,551,134
Storebrand ASA	855,130	16,197,619
Subsea 7 SA	475,878	13,746,008
TGS ASA	403,865	4,792,856
TOMRA Systems ASA	491,216	6,072,172
Veidekke ASA	217,955	4,508,750
Wallenius Wilhelmsen ASA	215,607	2,980,251
Wilh Wilhelmsen Holding ASA, Class A	22,066	1,792,947
Wilh Wilhelmsen Holding ASA, Class B	11,539	800,528
		156,916,061

Poland 1.7%
Alior Bank SA	186,244	6,232,200
Asseco Poland SA	141,417	6,978,522
Bank Handlowy w Warszawie SA	66,103	2,201,799
Bank Millennium SA *	1,271,204	6,169,840
Benefit Systems SA *	5,884	6,381,957
Budimex SA	26,813	6,056,594
CD Projekt SA	147,970	10,052,012
Cyfrowy Polsat SA *	332,965	1,180,823
Enea SA	546,441	3,780,953
Grupa Azoty SA *	106,331	494,058
Grupa Kety SA	20,867	6,319,705
Jastrzebska Spolka Weglowa SA *	114,279	868,132
KRUK SA	37,813	4,901,460
Modivo SA *	110,789	3,439,044
Orange Polska SA	1,400,112	5,513,995
Pepco Group NV	426,633	3,518,007
PGE Polska Grupa Energetyczna SA *	1,838,254	5,806,529
Tauron Polska Energia SA *	2,229,878	7,340,032
Warsaw Stock Exchange	61,172	1,389,475
XTB SA	158,284	3,938,658
Zabka Group SA *	1,101,040	6,887,953
		99,451,748

Portugal 0.3%
Altri SGPS SA (a)	135,760	774,210
Corticeira Amorim SGPS SA	75,306	606,392
CTT-Correios de Portugal SA	163,413	1,375,675
Mota-Engil SGPS SA (a)	172,059	1,057,397
Navigator Co. SA (a)	458,513	1,860,135
NOS SGPS SA	396,634	2,411,775
REN - Redes Energeticas Nacionais SGPS SA	754,094	3,427,882
Semapa-Sociedade de Investimento e Gestao	29,043	814,413
Sonae SGPS SA	1,681,215	3,999,797
		16,327,676

Republic of Korea 7.6%
ABLBio, Inc. *	85,956	11,592,259
Advanced Nano Products Co. Ltd.	20,199	1,002,578
Ahnlab, Inc.	13,116	594,483
Ananti, Inc. *	133,034	795,337
APR Corp.	51,749	11,241,962
Asiana Airlines, Inc. *	122,261	659,538
BH Co. Ltd.	47,253	635,296
BHI Co. Ltd. *	38,833	2,524,077
Binex Co. Ltd. *	55,122	608,890
Binggrae Co. Ltd.	9,283	528,521
SECURITY	NUMBER OF SHARES	VALUE ($)
Bioneer Corp. *	39,576	354,905
BNC Korea Co. Ltd. *	125,421	394,093
Boryung	50,445	348,924
Bukwang Pharmaceutical Co. Ltd.	178,835	697,438
Cafe24 Corp. *	28,125	648,136
Caregen Co. Ltd.	30,253	2,877,032
Chabiotech Co. Ltd. *	115,068	1,731,819
Cheryong Electric Co. Ltd.	24,787	961,498
Chong Kun Dang Pharmaceutical Corp.	14,013	909,846
Chunbo Co. Ltd. *	7,941	297,546
CJ CGV Co. Ltd. *	153,210	590,048
CJ ENM Co. Ltd. *	21,843	1,102,400
Classys, Inc. *	46,806	1,900,223
Com2uSCorp *	14,935	372,726
Cosmax, Inc. *	16,865	2,227,563
CosmoAM&T Co. Ltd. *	48,892	1,984,910
Cosmochemical Co. Ltd. *	57,997	688,223
Creative & Innovative System *	108,034	1,103,246
CS Wind Corp. *	51,247	1,913,079
D&D PharmaTech, Inc. *	59,468	3,819,842
Daea TI Co. Ltd. *	145,204	474,424
Daeduck Electronics Co. Ltd.	71,857	3,127,041
Daejoo Electronic Materials Co. Ltd.	22,173	1,552,187
Daesang Corp.	44,226	694,826
Daewoo Engineering & Construction Co. Ltd. *	439,703	3,099,471
Daewoong Co. Ltd.	37,965	711,266
Daewoong Pharmaceutical Co. Ltd.	8,883	1,088,685
Daishin Securities Co. Ltd.	56,466	1,760,514
D'Alba Global Co. Ltd.	14,484	1,706,665
Danal Co. Ltd. *	116,603	687,378
Daou Technology, Inc.	48,439	1,828,459
DB HiTek Co. Ltd.	60,593	4,031,109
Dentium Co. Ltd. *	12,157	426,784
DI Dong Il Corp. *	28,976	484,444
DL E&C Co. Ltd. *	61,638	2,189,574
DL Holdings Co. Ltd. *	23,997	862,457
Dong-A Socio Holdings Co. Ltd.	7,712	626,717
Dong-A ST Co. Ltd.	9,106	331,070
Dongjin Semichem Co. Ltd.	68,238	2,604,287
DongKook Pharmaceutical Co. Ltd.	54,258	769,457
Dongkuk Steel Mill Co. Ltd.	60,258	430,205
Dongwon Industries Co. Ltd.	18,265	544,712
Doosan Fuel Cell Co. Ltd. *	87,782	2,428,727
Doosan Robotics, Inc. *	42,006	3,109,933
Doosan Tesna, Inc.	25,377	1,199,608
DoubleUGames Co. Ltd. *	22,820	840,779
Douzone Bizon Co. Ltd.	37,958	3,124,246
Duk San Neolux Co. Ltd. *	26,741	776,112
E1 Corp.	3,595	258,660
Ecopro HN Co. Ltd.	28,784	763,371
Enchem Co. Ltd. *	36,091	1,906,789
ENF Technology Co. Ltd.	20,646	838,183
Eo Technics Co. Ltd. *	17,149	4,989,125
ESR Kendall Square REIT Co. Ltd.	369,310	1,110,369
Eubiologics Co. Ltd. *	52,930	550,089
Eugene Technology Co. Ltd.	30,581	2,848,699
Fadu, Inc. *	68,943	2,842,072
Foosung Co. Ltd. *	125,027	697,926
GemVax & Kael Co. Ltd. *	65,555	2,123,645
GI Innovation, Inc. *	95,515	1,071,680
Grand Korea Leisure Co. Ltd.	68,589	623,666
Green Cross Holdings Corp. *	44,710	495,120
GS P&L Co. Ltd.	18,024	642,775
HAESUNG DS Co. Ltd.	23,193	1,041,549
Han Kuk Carbon Co. Ltd. *	67,634	1,970,014
Hana Micron, Inc.	87,824	2,210,100
See financial notes
40
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hana Tour Service, Inc.	22,504	752,480
Hanall Biopharma Co. Ltd. *	66,058	2,833,353
Hancom, Inc.	34,560	546,569
Hanil Cement Co. Ltd.	41,425	524,400
Hankook & Co. Co. Ltd.	48,188	1,048,512
Hankook Shell Oil Co. Ltd.	1,467	518,065
Hansol Chemical Co. Ltd.	18,470	4,339,840
Hanssem Co. Ltd. *	19,254	664,554
Hanwha Engine *	110,706	4,155,804
Hanwha General Insurance Co. Ltd. *	110,405	584,068
Hanwha Investment & Securities Co. Ltd. *	244,990	1,420,380
Harim Holdings Co. Ltd.	97,268	1,092,701
HD Construction Equipment Co. Ltd.	62,893	6,151,578
HDC Holdings Co. Ltd.	53,037	908,837
HDC Hyundai Development Co-Engineering & Construction, Class E	77,141	1,241,442
HD-Hyundai Marine Engine *	42,452	2,576,336
HK inno N Corp. *	32,956	1,237,139
HL Holdings Corp. *	10,999	378,867
HLB Life Science Co. Ltd. *	225,507	609,033
HLB Therapeutics Co. Ltd. *	185,716	362,137
HPSP Co. Ltd.	88,459	2,758,002
HS Hyosung Advanced Materials Corp. *	4,715	822,708
Hugel, Inc. *	11,740	2,203,545
Humedix Co. Ltd.	14,017	414,615
Huons Global Co. Ltd.	11,809	518,824
Hyosung Corp.	15,506	1,821,699
Hyosung TNC Corp.	5,270	1,558,836
Hyundai Bioscience Co. Ltd. *	184,196	2,007,781
Hyundai Department Store Co. Ltd.	28,114	2,149,837
Hyundai Elevator Co. Ltd.	48,754	3,345,165
Hyundai GF Holdings	83,457	928,267
Hyundai Green Food	35,325	391,436
Hyundai Home Shopping Network Corp.	8,802	520,104
Hyundai Wia Corp.	34,397	2,422,257
Il Dong Pharmaceutical Co. Ltd. *	40,702	1,097,836
Iljin Electric Co. Ltd.	48,422	3,012,700
InBody Co. Ltd.	19,535	434,564
Innocean Worldwide, Inc.	37,552	523,405
Innox Advanced Materials Co. Ltd. *	24,764	601,670
Intellian Technologies, Inc.	16,705	1,405,148
IS Dongseo Co. Ltd. *	25,040	542,229
ISC Co. Ltd.	20,849	2,794,360
i-SENS, Inc.	38,782	633,561
ISU Specialty Chemical *	40,991	3,282,699
IsuPetasys Co. Ltd.	115,417	10,237,893
JB Financial Group Co. Ltd.	329,594	7,274,668
JR Global Reit	419,982	549,174
Jusung Engineering Co. Ltd.	67,846	2,645,923
JW Pharmaceutical Corp. *	24,746	622,736
JYP Entertainment Corp. *	58,388	2,833,147
KC Tech Co. Ltd.	18,313	625,710
KCC Glass Corp.	17,672	356,266
KEPCO Engineering & Construction Co., Inc. *	38,674	4,707,555
KIWOOM Securities Co. Ltd.	31,017	10,047,912
KMW Co. Ltd. *	54,604	709,833
Koh Young Technology, Inc.	109,967	2,434,792
Kolmar Korea Co. Ltd. *	31,187	1,654,201
Kolon Industries, Inc.	39,745	1,867,752
Komipharm International Co. Ltd. *	87,427	546,381
Korea Electric Terminal Co. Ltd.	13,005	729,582
Korea Line Corp. *	316,695	477,739
SECURITY	NUMBER OF SHARES	VALUE ($)
Korea Petrochemical Ind Co. Ltd.	7,821	1,032,470
Korean Reinsurance Co.	288,220	2,789,032
Kumho Tire Co., Inc. *	325,407	1,578,965
L&C Bio Co. Ltd.	36,820	2,523,776
Lake Materials Co. Ltd.	79,141	1,301,136
LEENO Industrial, Inc.	105,377	7,779,658
LigaChem Biosciences, Inc. *	54,130	7,213,570
Lotte Chilsung Beverage Co. Ltd.	6,838	661,221
Lotte Energy Materials Corp. *	59,772	1,857,357
LOTTE Fine Chemical Co. Ltd.	32,380	1,150,238
LOTTE REIT Co. Ltd.	349,450	1,178,194
Lotte Rental Co. Ltd.	24,639	578,079
Lotte Tour Development Co. Ltd. *	73,347	1,180,384
Lotte Wellfood Co. Ltd.	4,827	426,158
LS Materials Ltd. *	79,414	970,524
Lunit, Inc. *	56,726	1,604,969
LX Holdings Corp.	92,798	586,398
LX International Corp.	56,497	1,673,112
LX Semicon Co. Ltd.	25,174	1,022,010
Mcnex Co. Ltd.	21,628	410,458
Medytox, Inc.	10,490	939,251
MegaStudyEdu Co. Ltd. *	13,198	440,392
Mezzion Pharma Co. Ltd. *	45,672	4,492,588
Myoung Shin Industrial Co. Ltd. *	49,580	393,607
Naturecell Co. Ltd. *	109,221	1,632,431
Neowiz *	21,689	395,031
Nexon Games Co. Ltd. *	45,262	373,172
NEXTIN, Inc.	16,312	933,248
NHN Corp. *	30,423	801,551
NHN KCP Corp.	46,061	685,231
NICE Information Service Co. Ltd.	61,832	735,450
OCI Co. Ltd.	8,379	512,001
OCI Holdings Co. Ltd.	27,971	2,955,573
Orion Holdings Corp. *	39,914	661,765
Oscotec, Inc. *	70,604	2,566,972
Paradise Co. Ltd.	98,162	1,361,371
Park Systems Corp.	9,991	2,003,756
Partron Co. Ltd.	77,950	466,020
People & Technology, Inc.	37,751	1,435,509
Peptron, Inc.	44,774	8,870,761
PharmaResearch Co. Ltd.	14,174	3,443,735
Pharmicell Co. Ltd.	120,135	1,356,269
Poongsan Corp. *	34,741	2,796,669
Posco M-Tech Co. Ltd.	46,343	639,492
PSK, Inc.	40,061	1,785,130
Rainbow Robotics *	16,879	10,091,025
RFHIC Corp. *	34,356	1,356,566
S&S Tech Corp.	30,171	2,070,127
Sam Chun Dang Pharm Co. Ltd.	30,348	17,405,005
Samchully Co. Ltd.	3,484	369,350
Sanil Electric Co. Ltd.	25,219	2,922,494
SD Biosensor, Inc. *	68,141	399,798
SeAH Besteel Holdings Corp.	26,199	1,258,499
Sebang Global Battery Co. Ltd.	10,651	510,152
Seegene, Inc.	65,734	1,199,526
Seobu T&D *	64,955	706,671
Seojin System Co. Ltd. *	68,738	2,272,153
Seoul Semiconductor Co. Ltd. *	72,959	583,266
SFA Engineering Corp.	24,001	563,944
SFA Semicon Co. Ltd. *	143,092	785,837
SHIFT UP Corp. *	25,066	563,702
Shin Poong Pharmaceutical Co. Ltd. *	66,160	562,486
Shinhan Alpha REIT Co. Ltd.	261,561	1,045,517
Shinsegae, Inc.	12,529	3,209,549
Shinsung Delta Tech Co. Ltd.	33,786	1,648,785
Shinsung E&G Co. Ltd. *	294,790	502,075
Silicon2 Co. Ltd. *	69,937	2,131,899
SIMMTECH Co. Ltd.	48,432	1,818,094
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
41

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SK Chemicals Co. Ltd.	21,905	1,047,664
SK Discovery Co. Ltd.	16,248	675,447
SK Gas Ltd.	4,776	773,589
SK Networks Co. Ltd.	189,959	759,308
SK oceanplant Co. Ltd. *	65,265	875,644
SK REITs Co. Ltd.	395,031	1,622,964
SL Corp. *	28,224	1,440,140
SM Entertainment Co. Ltd.	23,632	1,897,460
SNT Motiv Co. Ltd.	26,829	694,738
Solid, Inc.	120,101	702,155
SOLUM Co. Ltd. *	80,651	1,036,100
Solus Advanced Materials Co. Ltd.	65,875	409,858
Soop Co. Ltd.	14,858	732,313
Soulbrain Co. Ltd.	8,298	2,569,871
ST Pharm Co. Ltd. *	26,641	2,820,594
Studio Dragon Corp. *	25,815	801,279
Sung Kwang Bend Co. Ltd.	34,067	828,881
Sungeel Hitech Co. Ltd. *	15,217	666,438
Sungwoo Hitech Co. Ltd.	84,956	524,442
Synopex, Inc. *	187,898	881,690
Taihan Cable & Solution Co. Ltd. *	230,156	5,759,900
TCC Steel *	32,115	346,712
TechWing, Inc.	56,151	1,819,004
TES Co. Ltd.	23,987	1,227,281
TK Corp. *	30,224	591,453
TKG Huchems Co. Ltd.	40,868	538,941
Tokai Carbon Korea Co. Ltd.	9,481	1,479,656
Tongyang Life Insurance Co. Ltd. *	73,802	388,891
Unid Co. Ltd. *	6,602	376,798
Voronoi, Inc. *	22,368	5,201,318
VT Co. Ltd. *	46,967	564,845
Wemade Co. Ltd.	43,193	780,687
WONIK IPS Co. Ltd.	61,024	5,328,199
Woori Technology, Inc. *	323,728	3,850,529
YG Entertainment, Inc.	25,165	1,294,550
Youlchon Chemical Co. Ltd.	23,955	439,633
Young Poong Corp. *	9,228	414,410
Youngone Corp.	42,569	2,867,526
Youngone Holdings Co. Ltd.	11,359	1,970,157
Yuanta Securities Korea Co. Ltd.	144,378	520,905
		431,753,188

Singapore 0.8%
AEM Holdings Ltd. *	499,615	1,145,498
AIMS APAC REIT	1,279,098	1,527,010
Bumitama Agri Ltd.	636,878	664,647
CapitaLand China Trust	2,422,230	1,311,798
Capitaland India Trust	2,101,011	2,009,901
CDL Hospitality Trusts	1,692,485	1,150,759
Digital Core REIT Management Pte. Ltd.	1,755,882	904,279
Eagle Hospitality Trust *(c)	940,343	0
ESR-REIT	1,200,788	2,363,887
Far East Hospitality Trust	1,877,252	875,660
First Real Estate Investment Trust	2,915,575	599,320
First Resources Ltd.	890,130	1,667,872
Frasers Centrepoint Trust	2,688,769	4,867,994
Golden Agri-Resources Ltd.	13,201,862	2,974,685
iFAST Corp. Ltd.	336,633	2,472,483
Keppel Infrastructure Trust	8,714,787	3,789,487
KORE U.S. REIT	1,974,966	424,618
Lendlease Global Commercial REIT	3,557,524	1,617,248
NTT DC REIT *	1,496,100	1,488,619
OUE Real Estate Investment Trust	4,412,739	1,290,836
Parkway Life Real Estate Investment Trust	937,205	2,978,665
Prime U.S. REIT	2,495,424	489,103
SECURITY	NUMBER OF SHARES	VALUE ($)
Raffles Medical Group Ltd.	1,580,661	1,324,664
Riverstone Holdings Ltd.	1,177,264	716,680
Sheng Siong Group Ltd.	1,356,287	2,820,125
Singapore Post Ltd.	3,400,288	1,008,110
Starhill Global REIT	3,066,327	1,369,708
Stoneweg Europe Stapled Trust	782,609	1,570,845
UMS Integration Ltd.	1,445,132	1,656,672
		47,081,173

Spain 2.1%
Acerinox SA	493,471	7,883,137
Almirall SA	162,570	2,472,270
Atresmedia Corp. de Medios de Comunicacion SA	178,505	1,091,742
CIE Automotive SA	122,261	4,590,444
Cirsa Enterprises SA *	61,461	1,039,160
Colonial SFL Socimi SA	816,602	5,495,725
Construcciones y Auxiliar de Ferrocarriles SA	35,685	2,490,077
Distribuidora Internacional de Alimentacion SA *	27,357	1,232,261
Ebro Foods SA	103,534	2,366,617
Elecnor SA	79,437	2,701,189
Enagas SA	455,286	8,248,802
Ence Energia y Celulosa SA *(a)	225,056	666,966
Fluidra SA	213,708	5,722,733
Gestamp Automocion SA	288,862	1,090,026
Global Dominion Access SA	194,395	729,881
Grenergy Renovables SA *	17,131	2,228,969
HBX Group International PLC *	162,870	1,392,257
Indra Sistemas SA	185,414	13,737,127
Laboratorios Farmaceuticos Rovi SA	35,403	3,542,578
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,464,835	2,189,586
Logista Integral SA	123,211	4,693,032
Melia Hotels International SA	237,757	2,341,203
Neinor Homes SA *	115,800	2,605,980
Pharma Mar SA *	25,663	2,431,600
Prosegur Cash SA	593,834	449,431
Prosegur Cia de Seguridad SA	218,207	745,859
Puig Brands SA, Class B	310,788	6,003,261
Sacyr SA	1,020,204	5,463,862
Solaria Energia y Medio Ambiente SA *	135,906	3,525,400
Tecnicas Reunidas SA *	90,759	3,960,603
Unicaja Banco SA	2,363,098	7,533,298
Vidrala SA	47,704	4,618,578
Viscofan SA	93,252	6,529,088
		121,812,742

Sweden 4.7%
AddLife AB, B Shares	237,632	4,061,230
Addnode Group AB	268,269	2,063,470
AFRY AB	202,392	3,030,519
Alleima AB	406,268	3,719,298
AQ Group AB	115,799	2,434,672
Arjo AB, B Shares	420,968	1,262,540
Asker Healthcare Group AB *	460,202	3,282,712
Asmodee Group AB, Class B *	317,575	3,890,757
Atrium Ljungberg AB, B Shares	483,055	1,887,226
Attendo AB	264,260	3,051,880
Avanza Bank Holding AB	274,401	10,057,457
Betsson AB, Class B	225,214	2,336,359
Better Collective AS *(a)	75,646	1,073,159
Bilia AB, A Shares	146,817	2,255,318
Billerud Aktiebolag	465,146	4,255,736
BioArctic AB *	86,686	2,966,843
See financial notes
42
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
BoneSupport Holding AB *	114,625	2,571,332
Boozt AB *	129,147	1,311,137
Bravida Holding AB	432,656	5,044,600
Bufab AB	278,112	3,607,016
Bure Equity AB	111,836	2,657,509
Camurus AB *	80,223	4,472,344
Catena AB	88,170	4,866,520
Cibus Nordic Real Estate AB publ	166,581	2,824,784
Clas Ohlson AB, B Shares	77,923	3,223,113
Cloetta AB, B Shares	373,641	2,169,972
Corem Property Group AB, B Shares	1,683,284	713,044
Dios Fastigheter AB	219,169	1,706,451
Dometic Group AB	667,276	2,792,581
Electrolux AB, B Shares *	453,329	3,837,615
Electrolux Professional AB, B Shares	478,516	3,150,295
Elekta AB, B Shares (a)	738,945	4,754,257
Embracer Group AB *	312,379	1,835,304
Fabege AB	401,676	3,744,037
Fagerhult Group AB	177,616	576,790
Granges AB	211,118	3,743,808
Hacksaw AB *	94,499	610,401
Hemnet Group AB	170,841	2,217,263
Hexatronic Group AB *(a)	397,845	1,219,648
Hexpol AB	539,838	4,642,944
HMS Networks AB *	66,907	3,160,482
Hufvudstaden AB, A Shares	209,891	3,035,796
Husqvarna AB, B Shares	707,569	3,411,351
Instalco AB	455,109	1,778,550
Intea Fastigheter AB	134,341	1,146,483
Investment AB Oresund	57,554	900,697
INVISIO AB	77,188	2,660,593
JM AB	127,696	1,902,150
Kinnevik AB, Class B *	503,511	3,562,625
Lagercrantz Group AB, B Shares	393,200	9,622,344
Lindab International AB	142,193	2,726,419
Loomis AB	145,129	7,363,737
Medicover AB, B Shares	108,654	2,619,228
MEKO AB	82,850	610,636
MIPS AB	55,627	1,564,752
Modern Times Group MTG AB, B Shares *	209,645	2,059,831
Munters Group AB	274,781	5,771,175
Mycronic AB	314,949	7,166,341
NCAB Group AB *	365,657	2,222,894
NCC AB, B Shares	189,741	4,634,907
Nolato AB, B Shares	415,470	2,396,783
Nordnet AB publ	420,461	13,327,849
Norion Bank AB *	119,727	760,353
NP3 Fastigheter AB	66,163	1,976,252
Nyfosa AB	336,013	2,757,715
Pandox AB	223,188	4,996,783
Peab AB, B Shares	336,529	3,961,095
Platzer Fastigheter Holding AB, B Shares	129,039	1,138,420
Ratos AB, B Shares	397,480	1,652,899
Roko AB *	5,407	906,101
Samhallsbyggnadsbolaget i Norden AB *(a)	2,160,031	945,639
Scandic Hotels Group AB	310,717	2,940,974
Sdiptech AB, B Shares *	75,118	1,620,982
Sectra AB, Class B	270,542	5,811,079
Sinch AB *	1,327,202	3,378,830
SkiStar AB	82,375	1,600,463
Storskogen Group AB, B Shares	2,944,897	3,008,674
Systemair AB	205,488	1,922,194
Thule Group AB	228,804	5,944,147
Troax Group AB	81,088	911,303
Truecaller AB, B Shares	551,356	677,080
SECURITY	NUMBER OF SHARES	VALUE ($)
Vimian Group AB *	412,092	1,213,997
Vitec Software Group AB, B Shares	69,251	1,835,927
Vitrolife AB	157,666	1,667,073
Volati AB	53,253	502,866
Wallenstam AB, B Shares	682,992	3,456,367
Wihlborgs Fastigheter AB	575,288	6,101,906
Xvivo Perfusion AB *(a)	50,149	1,042,154
		266,298,837

Switzerland 4.2%
Accelleron Industries AG	199,064	18,779,134
Allreal Holding AG	31,374	9,627,806
ALSO Holding AG	11,909	2,536,499
ams-OSRAM AG *	215,809	2,403,490
APG SGA SA	2,479	686,596
Arbonia AG	101,345	651,649
Aryzta AG *	48,603	3,507,531
Autoneum Holding AG	5,070	837,254
BAJAJ Mobility AG *	21,771	439,355
Basilea Pharmaceutica Ag Allschwil *	26,933	1,933,166
Bell Food Group AG	3,898	1,094,816
Bossard Holding AG, Class A	11,742	2,531,466
Bucher Industries AG	14,038	6,972,909
Burckhardt Compression Holding AG	6,491	4,853,163
Burkhalter Holding AG	15,784	3,341,311
Bystronic AG	3,089	1,024,244
Cembra Money Bank AG	61,823	8,006,724
Cie Financiere Tradition SA	2,976	1,048,691
Clariant AG *	425,891	4,665,668
Comet Holding AG	15,448	5,977,927
COSMO Pharmaceuticals NV	18,041	2,669,613
Daetwyler Holding AG	15,654	3,419,637
dormakaba Holding AG	64,321	4,809,125
Dottikon Es Holding AG *	6,331	2,963,604
EFG International AG *	309,141	7,589,340
Forbo Holding AG	2,010	2,347,026
Galenica AG	105,828	13,224,200
Huber & Suhner AG	30,304	7,297,706
Implenia AG	30,288	2,843,500
Inficon Holding AG	36,075	5,600,878
Interroll Holding AG	1,406	3,535,796
Intershop Holding AG	11,754	2,607,415
Kardex Holding AG	12,550	4,259,216
Komax Holding AG *	8,524	752,590
Landis & Gyr Group AG *	54,209	3,714,732
LEM Holding SA *	1,007	417,046
Luzerner Kantonalbank AG	41,029	5,527,085
Medacta Group SA	12,676	2,627,338
Medartis Holding AG *	9,546	1,141,970
Medmix AG	53,911	662,452
Mobimo Holding AG	15,720	8,186,542
Montana Aerospace AG *	61,722	2,504,033
OC Oerlikon Corp. AG Pfaffikon	380,848	2,094,775
PolyPeptide Group AG *	27,949	933,996
Schweiter Technologies AG	2,079	705,571
Sensirion Holding AG *	19,464	1,422,374
SFS Group AG	34,626	5,501,979
Siegfried Holding AG *	84,416	9,406,997
SKAN Group AG	25,960	1,765,435
Softwareone Holding AG	352,110	3,092,781
St. Galler Kantonalbank AG	5,757	4,790,950
Stadler Rail AG	115,264	3,075,505
Sulzer AG	36,406	8,047,617
Sunrise Communications AG, Class A	89,065	5,688,671
Tecan Group AG	26,607	4,712,143
TX Group AG	4,486	939,141
Valiant Holding AG	33,589	7,293,886
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
43

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vetropack Holding AG	25,719	760,818
Vontobel Holding AG	56,152	5,125,636
VP Bank AG, Class A	6,584	743,113
Ypsomed Holding AG	8,001	2,777,800
Zehnder Group AG	18,567	1,967,636
		240,467,067

United Kingdom 10.7%
4imprint Group PLC	57,834	3,090,756
Aberdeen Group PLC	3,792,330	11,206,712
AG Barr PLC	183,003	1,712,426
AJ Bell PLC	703,463	4,108,426
AO World PLC *	604,504	802,160
Ashmore Group PLC	931,888	2,981,845
ASOS PLC *(a)	110,334	423,506
Aston Martin Lagonda Global Holdings PLC *(a)	632,988	394,022
Auction Technology Group PLC *	200,725	841,978
B&M European Value Retail SA	2,100,597	5,394,119
Babcock International Group PLC	534,607	9,717,527
Balfour Beatty PLC	1,041,387	10,633,698
Baltic Classifieds Group PLC	923,294	2,301,411
Bellway PLC	242,466	9,081,893
Big Yellow Group PLC	394,178	5,511,504
Bodycote PLC	360,918	3,784,840
Breedon Group PLC	576,726	2,774,305
Bridgepoint Group PLC	1,010,074	3,422,143
Bytes Technology Group PLC	450,497	1,837,604
C&C Group PLC	790,215	1,249,387
Canal & SA *	1,434,417	5,953,282
Carnival PLC	275,936	8,718,076
Chemring Group PLC	555,157	3,985,671
Clarkson PLC	58,159	3,330,972
Close Brothers Group PLC *	311,536	2,076,630
CMC Markets PLC	223,679	977,356
Coats Group PLC	3,940,899	4,943,350
Computacenter PLC	116,252	4,960,801
Cranswick PLC	109,307	7,979,804
Crest Nicholson Holdings PLC	479,933	982,064
Currys PLC	2,108,727	4,567,308
Derwent London PLC	227,642	5,551,804
Diversified Energy Co. (a)	128,305	1,783,645
Domino's Pizza Group PLC	734,905	1,983,989
Dr. Martens PLC	1,191,220	1,109,864
Drax Group PLC	721,496	8,604,031
Dunelm Group PLC	262,689	3,559,974
easyJet PLC	781,722	4,876,573
Elementis PLC	1,192,051	2,660,402
Energean PLC	269,241	3,232,489
Firstgroup PLC	1,154,035	2,851,733
Frasers Group PLC *	215,228	2,040,010
Future PLC	184,644	1,031,704
Games Workshop Group PLC	69,682	16,760,052
Genuit Group PLC	520,902	2,668,243
Genus PLC	138,644	5,433,555
Grafton Group PLC, CDI	362,525	4,824,250
Grainger PLC	1,483,845	3,830,312
Great Portland Estates PLC	811,212	3,784,498
Greencore Group PLC	1,155,498	4,194,473
Greggs PLC	203,294	4,329,365
Hammerson PLC	1,074,249	5,317,814
Harbour Energy PLC	1,154,585	3,933,480
Hays PLC	3,351,234	1,827,457
Helios Towers PLC *	1,745,534	4,705,298
Hill & Smith PLC	165,944	5,309,858
Hilton Food Group PLC	163,788	1,164,883
Hochschild Mining PLC	666,317	7,242,781
SECURITY	NUMBER OF SHARES	VALUE ($)
Ibstock PLC	845,696	1,505,382
IG Group Holdings PLC	697,068	12,192,615
Inchcape PLC	691,982	8,266,024
IntegraFin Holdings PLC	522,835	2,235,302
International Workplace Group PLC	1,567,579	4,691,363
Investec PLC	1,245,844	10,753,333
IP Group PLC *	1,890,350	1,448,643
Ithaca Energy PLC	467,451	1,395,190
ITV PLC	7,520,701	8,073,794
J D Wetherspoon PLC	159,417	1,550,664
Johnson Matthey PLC	353,139	9,552,523
JTC PLC	339,146	5,945,778
Jupiter Fund Management PLC	915,066	2,312,888
Just Group PLC	1,955,730	5,692,607
Kainos Group PLC	161,964	1,644,030
Keller Group PLC	142,704	3,865,944
Lancashire Holdings Ltd.	517,981	4,665,874
Lion Finance Group PLC	67,498	10,553,950
LondonMetric Property PLC	4,758,983	13,756,154
Man Group PLC	2,411,594	8,682,788
Marshalls PLC	477,407	1,154,045
Mitchells & Butlers PLC *	530,761	2,147,880
Mitie Group PLC	2,559,241	6,214,030
Molten Ventures PLC *	308,439	1,915,824
MONY Group PLC	1,014,185	2,345,255
Moonpig Group PLC	642,243	1,908,254
Morgan Advanced Materials PLC	582,391	1,890,933
Morgan Sindall Group PLC	91,442	6,085,487
NCC Group PLC	593,548	1,058,142
Ninety One PLC	535,734	1,796,346
Ocado Group PLC *	1,243,374	3,512,143
OSB Group PLC	746,315	6,125,651
Oxford Instruments PLC	111,091	3,943,004
Oxford Nanopore Technologies PLC *(a)	911,854	1,631,728
Pagegroup PLC	661,865	1,667,567
Pan African Resources PLC	3,609,095	8,695,223
Paragon Banking Group PLC	393,728	4,528,566
Pennon Group PLC	993,673	8,015,657
Pets at Home Group PLC	948,588	2,657,784
Picton Property Income Ltd.	1,050,422	1,228,648
Playtech PLC	467,394	2,221,350
Plus500 Ltd.	142,461	7,676,586
Premier Foods PLC	1,374,355	3,647,460
Primary Health Properties PLC	5,359,159	7,803,142
PZ Cussons PLC	522,364	576,582
QinetiQ Group PLC	999,921	6,788,932
Quilter PLC	2,788,053	7,346,856
Rank Group PLC	408,089	519,028
Raspberry PI Holdings PLC *(a)	134,687	675,790
Rathbones Group PLC	117,851	3,588,772
Renishaw PLC	70,909	4,099,343
RHI Magnesita NV	37,059	1,666,611
Rotork PLC	1,758,560	9,121,449
RS Group PLC	993,456	9,302,810
Safestore Holdings PLC	445,262	4,747,153
Savills PLC	276,313	3,766,896
Senior PLC	828,759	3,431,811
Serco Group PLC	2,086,752	8,450,263
Shaftesbury Capital PLC	3,108,502	6,456,900
Sirius Real Estate Ltd.	3,105,009	4,671,296
Softcat PLC	273,867	4,197,483
Spire Healthcare Group PLC	554,621	1,513,689
SSP Group PLC	1,663,929	4,599,412
Supermarket Income REIT PLC	2,650,015	3,156,650
Tate & Lyle PLC	755,506	3,825,275
TBC Bank Group PLC	94,260	6,095,607
Telecom Plus PLC	155,764	2,869,010
THG PLC *	1,499,506	703,587
See financial notes
44
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TP ICAP Group PLC	1,560,720	5,308,721
Trainline PLC *	841,079	2,208,429
Travis Perkins PLC	430,874	4,043,432
Tritax Big Box REIT PLC	5,182,418	12,004,999
Trustpilot Group PLC *	772,951	1,527,614
Vesuvius PLC	394,362	2,647,817
Victrex PLC	180,934	1,719,824
Vistry Group PLC *	668,411	6,263,553
Volution Group PLC	408,084	3,906,375
Watches of Switzerland Group PLC *	466,714	3,206,389
WH Smith PLC	259,799	2,401,345
Wickes Group PLC	466,716	1,578,102
Workspace Group PLC	277,075	1,601,807
Zigup PLC	445,763	2,460,150
		606,063,426
Total Common Stocks (Cost $4,132,395,665)		5,655,462,311

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.1%
Draegerwerk AG & Co. KGaA (a)	18,664	1,974,478
KSB SE & Co. KGaA	1,446	1,843,876
Sixt SE	34,588	2,237,926
		6,056,280

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	74,652	4,158,522

Republic of Korea 0.0%
Daishin Securities Co. Ltd.	40,842	790,719

Sweden 0.0%
Corem Property Group AB	21,502	571,951
Total Preferred Stocks (Cost $6,974,359)		11,577,472

RIGHTS 0.0% OF NET ASSETS

New Zealand 0.0%
Genesis Energy Ltd.
expires 03/17/26, strike NZD 2.05 *(c)	143,120	20,611

United Kingdom 0.0%
Greencore Group PLC
CVR *(c)	357,409	4,325
Total Rights (Cost $10,081)		24,936

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Opthea Ltd.
expires 06/30/26 *(c)	332,101	32,187

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(c)	41,766	162,931
Total Warrants (Cost $0)		195,118

SHORT-TERM INVESTMENTS 3.1% OF NET ASSETS

Money Market Funds 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)	5,012,874	5,012,874
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)(e)	169,150,733	169,150,733
		174,163,607
Total Short-Term Investments (Cost $174,163,607)		174,163,607

Total Investments in Securities (Cost $4,313,543,712)		5,841,423,444

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/20/26	125	19,781,875	1,163,490

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $160,013,339.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CDI —	CHESS Depositary Interest
CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
NZD —	New Zealand Dollar

See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
45

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	21.4%
Materials	16.6%
Financials	12.6%
Consumer Discretionary	9.6%
Real Estate	8.7%
Information Technology	8.4%
Health Care	6.4%
Energy	5.2%
Consumer Staples	4.3%
Utilities	3.2%
Communication Services	3.2%
Short-Term Investments	3.1%
Total	102.7%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,123,799,438	$—	$—	$5,123,799,438
Australia	420,358,273	—	2,493,965 *	422,852,238
Hong Kong	61,729,462	—	0 *	61,729,462
Singapore	47,081,173	—	0 *	47,081,173
Preferred Stocks[1]	11,577,472	—	—	11,577,472
Rights
New Zealand	—	—	20,611	20,611
United Kingdom	—	—	4,325	4,325
Warrants
Australia	—	—	32,187	32,187
Italy	—	—	162,931	162,931
Short-Term Investments[1]	174,163,607	—	—	174,163,607
Futures Contracts[2]	1,163,490	—	—	1,163,490
Total	$5,839,872,915	$—	$2,714,019	$5,842,586,934

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
46
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $4,313,543,712) including securities on loan of $160,013,339		$5,841,423,444
Cash		41,391
Foreign currency, at value (cost $3,115,765)		3,124,268
Deposit with broker for futures contracts		1,806,857
Receivables:
Dividends		7,351,689
Foreign tax reclaims		4,125,156
Income from securities on loan	+	268,487
Total assets		5,858,141,292

Liabilities
Collateral held for securities on loan		169,150,733
Payables:
Investments bought		887,404
Management fees		321,511
Foreign capital gains tax		186,023
Variation margin on futures contracts	+	50,626
Total liabilities		170,596,297
Net assets		$5,687,544,995

Net Assets by Source
Capital received from investors		$4,130,036,403
Total distributable earnings	+	1,557,508,592
Net assets		$5,687,544,995

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,687,544,995		110,000,000		$51.70

See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
47

Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $4,802,510)		$43,003,438
Securities on loan, net	+	1,831,146
Total investment income		44,834,584

Expenses
Management fees		2,010,210
Professional fees	+	18,084 [1]
Total expenses		2,028,294
Expense reduction	–	18,084 [1]
Net expenses	–	2,010,210
Net investment income		42,824,374

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $7,333)		194,251,279
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		324,278,663
Net realized gains on futures contracts		1,815,011
Net realized losses on foreign currency transactions	+	(648,148)
Net realized gains		519,696,805
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of $42,560)		416,920,189
Net change in unrealized appreciation (depreciation) on futures contracts		1,133,534
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	120,702
Net change in unrealized appreciation (depreciation)		418,174,425
Net realized and unrealized gains		937,871,230
Increase in net assets resulting from operations		$980,695,604

[1]	Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund.
See financial notes
48
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$42,824,374	$122,861,183
Net realized gains		519,696,805	106,759,774
Net change in unrealized appreciation (depreciation)	+	418,174,425	607,950,147
Increase in net assets resulting from operations		$980,695,604	$837,571,104

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($170,410,050 )	($140,093,440 )

TRANSACTIONS IN FUND SHARES
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,900,000	$629,566,442	4,200,000	$157,327,959
Shares redeemed	+	(12,000,000)	(545,403,670)	(8,900,000)	(328,639,902)
Net transactions in fund shares		1,900,000	$84,162,772	(4,700,000)	($171,311,943 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		108,100,000	$4,793,096,669	112,800,000	$4,266,930,948
Total increase (decrease)	+	1,900,000	894,448,326	(4,700,000)	526,165,721
End of period		110,000,000	$5,687,544,995	108,100,000	$4,793,096,669
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
49

Schwab Emerging Markets Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$31.21	$27.23	$24.62	$25.22	$31.64	$27.11
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.73	0.69	0.75	0.93	0.63
Net realized and unrealized gains (losses)	5.06	4.06	2.78	(0.62)	(6.63)	4.64
Total from investment operations	5.30	4.79	3.47	0.13	(5.70)	5.27
Less distributions:
Distributions from net investment income	(0.91)	(0.81)	(0.86)	(0.73)	(0.72)	(0.74)
Net asset value at end of period	$35.60	$31.21	$27.23	$24.62	$25.22	$31.64
Total return	17.26%[2]	17.98%	14.57%	0.61%	(18.32%)	19.53%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07%[3]	0.10%[4]	0.11%	0.11%[5]	0.11%[5]	0.11%
Net investment income (loss)	1.41%[3]	2.57%	2.73%	3.09%	3.33%	2.04%
Portfolio turnover rate[6]	2%[2]	7%	8%	13%	13%	15%
Net assets, end of period (x 1,000,000)	$12,462	$10,641	$9,089	$8,463	$8,557	$9,505

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective June 10, 2025, the annual operating expense ratio was reduced to 0.07%. The ratio presented for the period ended August 31, 2025, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
50
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.2% OF NET ASSETS

Brazil 3.4%
Allos SA	454,451	2,896,839
Alupar Investimento SA	306,183	2,131,433
Ambev SA	5,219,573	16,559,411
Auren Energia SA	385,415	891,324
Axia Energia	1,373,626	16,411,139
B3 SA - Brasil Bolsa Balcao	6,229,772	21,744,405
Banco Bradesco SA	1,829,997	6,555,139
Banco BTG Pactual SA	1,437,603	17,172,689
Banco do Brasil SA	2,193,898	11,529,157
Banco Santander Brasil SA	456,115	2,979,487
BB Seguridade Participacoes SA	749,677	5,069,622
Brava Energia *	528,774	1,921,933
Caixa Seguridade Participacoes SA	600,740	2,083,938
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	565,781	16,977,788
Cia De Sanena Do Parana	362,036	3,183,836
Cia Energetica de Minas Gerais	181,203	551,557
Cia Paranaense de Energia - Copel	2,211,348	6,321,402
Cia Siderurgica Nacional SA *	762,812	1,282,174
Cosan SA *	1,446,431	1,774,070
CPFL Energia SA	246,465	2,419,787
CSN Mineracao SA	673,352	714,272
Embraer SA	833,541	15,021,568
Energisa SA	373,783	3,924,891
Eneva SA *	1,115,815	4,656,164
Engie Brasil Energia SA	437,127	2,870,794
Equatorial SA	1,170,540	9,611,559
GPS Participacoes e Empreendimentos SA	587,872	2,110,371
Grupo Mateus SA	523,220	583,583
Hapvida Participacoes e Investimentos SA *	392,600	803,060
Hypera SA	369,965	1,665,017
Itau Unibanco Holding SA	649,235	5,517,108
Klabin SA	908,262	3,641,301
Localiza Rent a Car SA	1,056,605	10,458,192
Lojas Renner SA	1,199,761	3,644,891
M Dias Branco SA	164,171	749,091
MBRF Global Foods Co. SA	1,057,217	4,263,213
Motiva Infraestrutura de Mobilidade SA	1,445,755	4,693,872
Multiplan Empreendimentos Imobiliarios SA	433,238	2,973,662
Natura Cosmeticos SA *	1,167,841	2,074,553
Neoenergia SA	243,701	1,561,994
Petroleo Brasileiro SA - Petrobras	4,429,356	36,905,902
Porto Seguro SA	216,754	2,211,771
PRIO SA *	921,331	9,789,372
Raia Drogasil SA	1,580,507	7,729,409
Rede D'Or Sao Luiz SA	1,170,076	9,194,783
Rumo SA	1,505,322	4,687,666
Sendas Distribuidora SA	1,673,032	3,047,007
SLC Agricola SA	272,571	875,909
Smartfit Escola de Ginastica e Danca SA	436,812	1,720,554
Suzano SA	825,896	9,340,620
Telefonica Brasil SA	905,540	7,624,522
TIM SA	925,555	5,035,340
TOTVS SA	622,831	4,595,616
Transmissora Alianca de Energia Eletrica SA	277,390	2,389,675
Ultrapar Participacoes SA	768,915	3,868,302
SECURITY	NUMBER OF SHARES	VALUE ($)
Vale SA	4,294,391	74,083,238
Vibra Energia SA	1,318,175	7,690,543
WEG SA	1,755,774	17,015,603
		429,802,118

Chile 0.6%
Aguas Andinas SA, Class A	4,315,559	1,821,723
Banco de Chile	51,409,682	10,586,111
Banco de Credito e Inversiones SA	90,726	6,205,744
Banco Itau Chile SA	77,170	1,845,074
Banco Santander Chile	77,583,119	6,656,524
Cencosud SA	1,594,577	4,975,232
Cencosud Shopping SA	670,793	1,941,535
Cia Cervecerias Unidas SA	120,922	814,640
Cia Sud Americana de Vapores SA	16,690,752	905,051
Colbun SA	9,835,526	1,635,429
Empresas CMPC SA	1,274,727	1,885,536
Empresas Copec SA	447,228	3,684,896
Enel Americas SA	26,231,561	2,355,661
Enel Chile SA	31,012,368	2,591,637
Falabella SA	977,786	7,248,328
Latam Airlines Group SA	348,041,325	9,778,634
Plaza SA	846,453	3,950,772
Quinenco SA	386,946	1,947,700
		70,830,227

China 30.0%
360 Security Technology, Inc., A Shares	558,000	1,008,497
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares	208,800	745,616
3peak, Inc., A Shares *	10,330	266,166
3SBio, Inc. *	2,110,975	5,920,980
Accelink Technologies Co. Ltd., A Shares	72,700	804,469
ACM Research Shanghai, Inc., A Shares	24,254	608,886
Addsino Co. Ltd., A Shares *	127,600	571,893
Advanced Micro-Fabrication Equipment, Inc. China, A Shares	53,140	2,731,471
AECC Aero-Engine Control Co. Ltd., A Shares	113,300	460,076
AECC Aviation Power Co. Ltd., A Shares	207,500	1,728,133
Agricultural Bank of China Ltd., A Shares	7,310,700	6,819,583
Agricultural Bank of China Ltd., H Shares	36,661,539	24,887,374
Aier Eye Hospital Group Co. Ltd., A Shares	788,344	1,217,981
AIMA Technology Group Co. Ltd., A Shares	34,100	145,627
Air China Ltd., A Shares *	1,042,900	1,278,373
Air China Ltd., H Shares *(a)	1,868,678	1,622,102
Aisino Corp., A Shares	229,700	338,813
Akeso, Inc. *	831,676	11,365,950
Alibaba Group Holding Ltd.	21,446,611	391,800,299
Alibaba Health Information Technology Ltd. *	6,871,208	4,901,637
All Winner Technology Co. Ltd., A Shares	71,370	443,559
Alpha Group, A Shares *	162,500	217,428
Aluminum Corp. of China Ltd., A Shares	1,143,700	2,287,100
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
51

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aluminum Corp. of China Ltd., H Shares	4,538,771	8,204,678
Amlogic Shanghai Co. Ltd., A Shares *	40,017	554,099
An Hui Wenergy Co. Ltd., A Shares	148,100	186,072
Angang Steel Co. Ltd., H Shares *(a)	1,911,372	525,361
Angel Yeast Co. Ltd., A Shares	93,800	601,417
Angelalign Technology, Inc. (a)	92,963	897,880
Anhui Anke Biotechnology Group Co. Ltd., A Shares	148,500	216,877
Anhui Conch Cement Co. Ltd., A Shares	370,400	1,379,910
Anhui Conch Cement Co. Ltd., H Shares	1,414,421	4,430,152
Anhui Expressway Co. Ltd., H Shares	642,307	1,137,277
Anhui Gujing Distillery Co. Ltd., A Shares	112,704	1,991,117
Anhui Jianghuai Automobile Group Corp. Ltd., A Shares *	179,400	1,432,920
Anhui Kouzi Distillery Co. Ltd., A Shares	21,100	86,511
Anhui Xinhua Media Co. Ltd., A Shares	178,100	181,192
Anhui Yingjia Distillery Co. Ltd., A Shares	30,900	171,234
Anhui Zhongding Sealing Parts Co. Ltd., A Shares	113,200	359,685
Anjoy Foods Group Co. Ltd., A Shares	30,300	423,570
Anker Innovations Technology Co. Ltd., A Shares	47,000	662,914
ANTA Sports Products Ltd.	1,496,652	16,273,052
Apeloa Pharmaceutical Co. Ltd., A Shares	120,600	317,632
APT Medical, Inc., A Shares	11,591	416,005
ASR Microelectronics Co. Ltd., A Shares *	34,590	492,818
Asymchem Laboratories Tianjin Co. Ltd., A Shares	37,980	539,732
Autel Intelligent Technology Corp. Ltd., Class A	47,966	256,508
Autobio Diagnostics Co. Ltd., A Shares	67,600	357,760
Autohome, Inc., ADR	77,514	1,486,719
Avary Holding Shenzhen Co. Ltd., A Shares	202,500	1,741,094
AVIC Chengdu UAS Co. Ltd., Class A *	55,557	403,829
AviChina Industry & Technology Co. Ltd., H Shares	3,075,550	1,671,035
Avicopter PLC, A Shares	57,300	323,627
BAIC BluePark New Energy Technology Co. Ltd., A Shares *	461,400	537,333
BAIC Foton Motor Co. Ltd., A Shares *	478,600	223,224
BAIC Motor Corp. Ltd., H Shares *	2,993,030	696,396
Baidu, Inc., A Shares *	2,575,977	40,736,671
Baiyin Nonferrous Group Co. Ltd., A Shares	703,100	1,096,528
Bank of Beijing Co. Ltd., A Shares	1,782,000	1,399,959
Bank of Changsha Co. Ltd., A Shares	372,900	532,644
Bank of Chengdu Co. Ltd., A Shares	338,400	797,553
Bank of China Ltd., A Shares	4,332,600	3,334,275
Bank of China Ltd., H Shares	81,677,699	48,450,173
Bank of Communications Co. Ltd., A Shares	4,450,300	4,248,636
Bank of Communications Co. Ltd., H Shares	8,828,851	7,742,873
Bank of Guiyang Co. Ltd., A Shares	407,700	345,252
Bank of Hangzhou Co. Ltd., A Shares	564,000	1,335,831
Bank of Jiangsu Co. Ltd., A Shares	1,636,000	2,467,985
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Nanjing Co. Ltd., A Shares	992,100	1,626,773
Bank of Ningbo Co. Ltd., A Shares	570,260	2,600,743
Bank of Qingdao Co. Ltd., A Shares	700,300	538,936
Bank of Shanghai Co. Ltd., A Shares	1,156,870	1,632,220
Bank of Suzhou Co. Ltd., A Shares	346,200	410,239
Bank of Xi'an Co. Ltd., Class A	326,600	178,512
Bank of Zhengzhou Co. Ltd., A Shares	1,609,787	452,840
Baoshan Iron & Steel Co. Ltd., A Shares	1,888,032	1,981,348
BBMG Corp., A Shares	1,810,700	541,027
BBMG Jidong Cement Group Co. Ltd., A Shares	287,800	216,870
Beijing Capital Eco-Environment Protection Group Co. Ltd., A Shares	698,900	323,937
Beijing Capital International Airport Co. Ltd., H Shares *	2,460,392	736,027
Beijing Compass Technology Development Co. Ltd., A Shares *	51,800	876,030
Beijing Dabeinong Technology Group Co. Ltd., A Shares	397,000	234,350
Beijing Easpring Material Technology Co. Ltd., A Shares	49,000	407,232
Beijing E-Hualu Information Technology Co. Ltd., A Shares *	73,800	136,179
Beijing Enlight Media Co. Ltd., A Shares	270,800	769,271
Beijing Enterprises Holdings Ltd.	614,942	2,767,265
Beijing Enterprises Water Group Ltd.	5,452,778	1,972,778
Beijing Jetsen Technology Co. Ltd., A Shares	319,000	332,907
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,272,526	688,543
Beijing Jingneng Power Co. Ltd., Class A	730,100	586,345
Beijing Kingsoft Office Software, Inc., A Shares	39,574	1,737,105
Beijing New Building Materials PLC, A Shares	164,100	669,469
Beijing Originwater Technology Co. Ltd., A Shares	349,777	215,141
Beijing Roborock Technology Co. Ltd., A Shares	22,461	468,444
Beijing Shiji Information Technology Co. Ltd., A Shares	252,980	436,942
Beijing Shougang Co. Ltd., A Shares	284,600	237,274
Beijing Shunxin Agriculture Co. Ltd., A Shares	70,600	149,311
Beijing Sinnet Technology Co. Ltd., A Shares	130,100	330,896
Beijing Tiantan Biological Products Corp. Ltd., A Shares	163,920	389,677
Beijing Tong Ren Tang Co. Ltd., A Shares	138,600	621,598
Beijing Ultrapower Software Co. Ltd., A Shares	204,800	347,458
Beijing United Information Technology Co. Ltd., A Shares	71,905	286,429
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A Shares *	78,250	467,500
Beijing Yanjing Brewery Co. Ltd., A Shares	313,000	589,421
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares	18,400	179,175
Beijing Zhong Ke San Huan High-Tech Co. Ltd., A Shares	117,530	262,267
See financial notes
52
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares	3,679,200	2,654,468
BeOne Medicines Ltd., Class A *	9,613	361,071
BeOne Medicines Ltd., Class H *	963,876	23,695,960
Bestechnic Shanghai Co. Ltd., A Shares	12,684	382,411
Bethel Automotive Safety Systems Co. Ltd., A Shares	54,740	440,256
Betta Pharmaceuticals Co. Ltd., A Shares	40,000	268,186
BGI Genomics Co. Ltd., A Shares *	28,700	203,258
Bilibili, Inc., Z Shares *	343,286	9,707,672
Bloomage Biotechnology Corp. Ltd., A Shares	34,275	236,596
Blue Moon Group Holdings Ltd. *(a)	2,017,005	740,053
Bluefocus Intelligent Communications Group Co. Ltd., A Shares	385,640	1,039,855
BOC International China Co. Ltd., A Shares	207,000	431,747
BOE Technology Group Co. Ltd., A Shares	3,306,200	2,158,868
BOE Technology Group Co. Ltd., B Shares	1,136,950	479,655
Bosideng International Holdings Ltd.	4,900,381	3,044,668
Bright Dairy & Food Co. Ltd., A Shares	43,000	49,826
Brilliance China Automotive Holdings Ltd.	3,547,190	1,891,012
BTG Hotels Group Co. Ltd., A Shares	102,500	260,848
Business-intelligence of Oriental Nations Corp. Ltd., A Shares *	157,600	315,159
BYD Co. Ltd., A Shares	454,000	5,910,490
BYD Co. Ltd., H Shares	4,417,228	53,618,992
BYD Electronic International Co. Ltd.	916,856	3,781,284
By-health Co. Ltd., A Shares	78,200	137,459
C&D International Investment Group Ltd.	1,177,442	2,275,963
C&S Paper Co. Ltd., A Shares	151,300	200,016
Caida Securities Co. Ltd., A Shares	256,100	255,693
Caitong Securities Co. Ltd., A Shares	479,760	607,663
Cambricon Technologies Corp. Ltd., A Shares *	34,867	5,986,580
Camel Group Co. Ltd., A Shares	173,400	247,682
Canmax Technologies Co. Ltd., A Shares	73,320	538,286
CanSino Biologics, Inc., H Shares *(a)	137,068	621,718
Capital Securities Co. Ltd., A Shares	94,900	253,126
Cathay Biotech, Inc., A Shares	71,206	567,498
CCOOP Group Co. Ltd., A Shares *	1,547,500	521,029
CECEP Solar Energy Co. Ltd., A Shares	345,700	293,756
CECEP Wind-Power Corp., A Shares	627,620	302,792
Central China Securities Co. Ltd., H Shares	788,150	210,586
CETC Cyberspace Security Technology Co. Ltd., A Shares	87,900	257,772
CGN Power Co. Ltd., A Shares	1,447,700	833,479
CGN Power Co. Ltd., H Shares	13,064,319	5,244,333
Changchun High-Tech Industry Group Co. Ltd., A Shares	41,300	576,499
Changjiang Securities Co. Ltd., A Shares	519,900	602,429
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A Shares	26,400	587,227
SECURITY	NUMBER OF SHARES	VALUE ($)
Chaozhou Three-Circle Group Co. Ltd., A Shares	176,408	1,622,432
Chengdu Kanghong Pharmaceutical Group Co. Ltd., A Shares	79,100	337,111
Chengdu Xingrong Environment Co. Ltd., A Shares	283,400	304,842
Chengxin Lithium Group Co. Ltd., A Shares *	81,300	504,918
Chifeng Jilong Gold Mining Co. Ltd., A Shares	145,100	844,261
Chifeng Jilong Gold Mining Co. Ltd., H Shares (a)	215,915	1,094,736
China Baoan Group Co. Ltd., A Shares	261,200	363,576
China Bohai Bank Co. Ltd., H Shares *	4,048,867	471,030
China Cinda Asset Management Co. Ltd., H Shares (a)	13,768,507	2,217,845
China CITIC Bank Corp. Ltd., A Shares	1,128,300	1,184,066
China CITIC Bank Corp. Ltd., H Shares	10,832,565	9,984,824
China CITIC Financial Asset Management Co. Ltd., H Shares *	21,654,188	2,353,069
China Coal Energy Co. Ltd., A Shares	482,300	1,066,404
China Coal Energy Co. Ltd., H Shares	2,741,930	4,556,943
China Communications Services Corp. Ltd., H Shares	3,212,764	1,827,733
China Conch Venture Holdings Ltd.	1,549,830	2,633,194
China Construction Bank Corp., A Shares	1,740,500	2,179,145
China Construction Bank Corp., H Shares	104,608,859	106,853,587
China CSSC Holdings Ltd., A Shares	618,200	3,401,456
China Eastern Airlines Corp. Ltd., A Shares *	1,261,500	1,053,564
China Eastern Airlines Corp. Ltd., H Shares *(a)	2,226,334	1,579,637
China Energy Engineering Corp. Ltd., A Shares	2,956,108	1,094,392
China Energy Engineering Corp. Ltd., H Shares	5,937,367	1,001,940
China Enterprise Co. Ltd., A Shares *	460,400	193,933
China Everbright Bank Co. Ltd., A Shares	4,025,300	1,900,913
China Everbright Bank Co. Ltd., H Shares	3,563,789	1,498,931
China Everbright Environment Group Ltd.	4,398,104	2,878,786
China Everbright Ltd. (a)	968,507	1,089,580
China Feihe Ltd.	4,689,030	2,277,930
China Film Group Co. Ltd., A Shares	162,200	351,308
China Galaxy Securities Co. Ltd., A Shares	560,300	1,193,135
China Galaxy Securities Co. Ltd., H Shares	4,173,728	5,287,759
China Gas Holdings Ltd.	3,325,584	3,443,712
China Great Wall Securities Co. Ltd., A Shares	279,900	404,292
China Greatwall Technology Group Co. Ltd., A Shares *	301,900	730,009
China Hongqiao Group Ltd.	3,710,058	16,818,734
China International Capital Corp. Ltd., A Shares	308,800	1,559,550
China International Capital Corp. Ltd., H Shares	2,003,198	5,188,445
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
53

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China International Marine Containers Group Co. Ltd., H Shares	1,009,440	1,606,659
China Jinmao Holdings Group Ltd.	8,724,029	1,773,324
China Jushi Co. Ltd., A Shares	378,277	1,490,855
China Lesso Group Holdings Ltd.	1,223,161	1,069,581
China Life Insurance Co. Ltd., H Shares	8,928,590	36,046,978
China Literature Ltd. *	511,421	2,066,044
China Longyuan Power Group Corp. Ltd., H Shares	3,929,530	3,802,860
China Medical System Holdings Ltd.	1,457,370	2,720,173
China Meheco Group Co. Ltd., A Shares	150,240	233,433
China Mengniu Dairy Co. Ltd.	3,487,768	7,214,396
China Merchants Bank Co. Ltd., A Shares	1,731,000	9,776,596
China Merchants Bank Co. Ltd., H Shares	4,539,522	28,343,902
China Merchants Energy Shipping Co. Ltd., A Shares	784,800	1,857,650
China Merchants Expressway Network & Technology Holdings Co. Ltd., A Shares	516,800	729,903
China Merchants Port Group Co. Ltd., A Shares	74,200	221,706
China Merchants Port Holdings Co. Ltd.	1,359,589	3,038,246
China Merchants Securities Co. Ltd., A Shares	669,180	1,619,086
China Merchants Securities Co. Ltd., H Shares	535,640	964,846
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	705,400	1,018,892
China Minsheng Banking Corp. Ltd., A Shares	3,084,700	1,744,470
China Minsheng Banking Corp. Ltd., H Shares	7,811,327	4,044,396
China National Accord Medicines Corp. Ltd., B Shares	228,748	405,024
China National Building Material Co. Ltd., H Shares	4,154,800	3,611,877
China National Chemical Engineering Co. Ltd., A Shares	575,800	783,858
China National Medicines Corp. Ltd., A Shares	46,400	198,020
China National Nuclear Power Co. Ltd., A Shares	1,734,500	2,153,936
China National Software & Service Co. Ltd., A Shares *	80,470	523,221
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	308,600	2,806,722
China Oilfield Services Ltd., A Shares	158,229	389,063
China Oilfield Services Ltd., H Shares	2,217,301	2,860,156
China Overseas Land & Investment Ltd.	4,391,422	8,056,213
China Pacific Insurance Group Co. Ltd., A Shares	593,500	3,530,256
China Pacific Insurance Group Co. Ltd., H Shares	3,061,834	14,068,039
China Petroleum & Chemical Corp., A Shares	2,749,100	2,588,463
China Petroleum & Chemical Corp., H Shares	27,660,632	19,272,252
China Power International Development Ltd.	4,508,246	1,890,407
China Railway Group Ltd., A Shares	1,847,200	1,696,186
SECURITY	NUMBER OF SHARES	VALUE ($)
China Railway Group Ltd., H Shares	4,724,454	3,122,598
China Railway Hi-tech Industry Co. Ltd., A Shares	193,200	238,793
China Railway Signal & Communication Corp. Ltd., A Shares	516,806	430,866
China Railway Signal & Communication Corp. Ltd., H Shares	1,856,909	873,599
China Rare Earth Nonferrous Metals Co. Ltd., A Shares *	24,300	361,548
China Rare Earth Resources & Technology Co. Ltd., A Shares *	93,300	883,650
China Reinsurance Group Corp., H Shares	8,189,795	1,727,551
China Resources Beer Holdings Co. Ltd.	1,902,715	6,713,619
China Resources Boya Bio-pharmaceutical Group Co. Ltd., A Shares	58,000	188,095
China Resources Building Materials Technology Holdings Ltd.	2,857,355	686,746
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	108,140	290,017
China Resources Gas Group Ltd.	1,084,216	2,908,005
China Resources Land Ltd.	3,439,801	13,975,298
China Resources Microelectronics Ltd., A Shares	93,908	781,552
China Resources Mixc Lifestyle Services Ltd.	766,200	4,662,544
China Resources Pharmaceutical Group Ltd. (a)	2,172,247	1,263,556
China Resources Power Holdings Co. Ltd.	2,397,933	5,726,480
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	127,855	538,188
China Ruyi Holdings Ltd. *(a)	12,673,502	3,289,020
China Shenhua Energy Co. Ltd., A Shares	558,870	3,442,383
China Shenhua Energy Co. Ltd., H Shares	4,049,864	23,277,729
China South Publishing & Media Group Co. Ltd., A Shares	175,200	283,705
China Southern Airlines Co. Ltd., A Shares *	1,070,800	1,145,574
China Southern Airlines Co. Ltd., H Shares *	1,940,311	1,458,554
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., A Shares	262,500	314,500
China Southern Power Grid Energy Storage Co. Ltd., A Shares	143,300	311,835
China State Construction Engineering Corp. Ltd., A Shares	3,368,900	2,474,786
China State Construction International Holdings Ltd.	2,009,496	2,386,584
China Suntien Green Energy Corp. Ltd., H Shares	2,563,749	1,376,571
China Taiping Insurance Holdings Co. Ltd.	1,663,723	4,862,181
China Three Gorges Renewables Group Co. Ltd., A Shares	2,323,100	1,408,576
China Tourism Group Duty Free Corp. Ltd., A Shares	162,100	1,903,834
China Tourism Group Duty Free Corp. Ltd., H Shares (a)	140,044	1,412,588
See financial notes
54
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China Tower Corp. Ltd., H Shares	5,589,719	7,967,805
China Traditional Chinese Medicine Holdings Co. Ltd. (a)	3,946,320	1,019,102
China TransInfo Technology Co. Ltd., A Shares	156,500	265,969
China United Network Communications Ltd., A Shares	2,642,100	1,894,669
China Vanke Co. Ltd., A Shares *	847,900	598,148
China Vanke Co. Ltd., H Shares *(a)	2,476,922	1,190,622
China World Trade Center Co. Ltd., A Shares	64,000	190,296
China XD Electric Co. Ltd., A Shares	448,200	1,050,453
China Yangtze Power Co. Ltd., A Shares	2,072,700	7,866,768
China Zhenhua Group Science & Technology Co. Ltd., A Shares	51,400	432,572
China Zheshang Bank Co. Ltd., A Shares	2,134,990	927,323
China Zheshang Bank Co. Ltd., H Shares	2,970,345	1,021,487
Chinalin Securities Co. Ltd., A Shares	124,200	327,838
Chinese Universe Publishing & Media Group Co. Ltd., A Shares	121,000	166,133
Chongqing Afari Technology Co. Ltd., A Shares *	415,500	705,531
Chongqing Brewery Co. Ltd., A Shares	45,800	370,157
Chongqing Changan Automobile Co. Ltd., A Shares	697,664	1,124,658
Chongqing Changan Automobile Co. Ltd., B Shares	1,989,198	1,032,471
Chongqing Department Store Co. Ltd., A shares	53,000	183,699
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	110,760	214,711
Chongqing Rural Commercial Bank Co. Ltd., Class A	562,500	532,091
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,832,791	2,133,063
Chongqing Taiji Industry Group Co. Ltd., A Shares *	44,900	115,704
Chongqing Water Group Co. Ltd., A Shares	50,100	33,590
Chongqing Zhifei Biological Products Co. Ltd., A Shares *	206,100	519,388
Cinda Securities Co. Ltd., A Shares	161,100	415,846
CITIC Ltd.	6,110,463	9,780,303
Citic Pacific Special Steel Group Co. Ltd., A Shares	217,010	570,288
CITIC Securities Co. Ltd., A Shares	1,040,280	4,149,960
CITIC Securities Co. Ltd., H Shares	1,899,616	6,814,396
CMOC Group Ltd., A Shares	1,465,900	5,125,704
CMOC Group Ltd., H Shares	4,348,858	13,432,165
CNGR Advanced Material Co. Ltd., A Shares	57,380	479,972
CNOOC Energy Technology & Services Ltd., A Shares	654,800	437,112
CNPC Capital Co. Ltd., A Shares	687,700	911,133
COFCO Sugar Holding Co. Ltd., A Shares	222,800	510,489
Contemporary Amperex Technology Co. Ltd., A Shares	372,300	18,558,837
Contemporary Amperex Technology Co. Ltd., H Shares (a)	94,700	6,004,896
COSCO SHIPPING Development Co. Ltd., A Shares	1,177,600	499,470
SECURITY	NUMBER OF SHARES	VALUE ($)
COSCO SHIPPING Development Co. Ltd., H Shares	3,948,927	600,759
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares	320,100	960,174
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares (a)	1,570,645	3,780,961
COSCO SHIPPING Holdings Co. Ltd., A Shares	1,101,821	2,410,519
COSCO SHIPPING Holdings Co. Ltd., H Shares	2,973,469	5,770,442
COSCO SHIPPING Ports Ltd.	1,559,601	1,293,993
Country Garden Services Holdings Co. Ltd.	2,553,299	2,062,969
CRRC Corp. Ltd., A Shares	2,091,100	1,917,098
CRRC Corp. Ltd., H Shares	4,739,130	3,513,990
CSC Financial Co. Ltd., A Shares	358,800	1,247,268
CSC Financial Co. Ltd., H Shares	978,159	1,499,348
CSG Holding Co. Ltd., A Shares	275,200	201,760
CSG Holding Co. Ltd., B Shares	798,385	175,556
CSI Solar Co. Ltd., A Shares	408,238	864,566
CSPC Innovation Pharmaceutical Co. Ltd., A Shares	103,920	500,296
CSPC Pharmaceutical Group Ltd.	9,515,123	12,042,689
CSSC Science & Technology Co. Ltd., A Shares	116,000	226,052
Daan Gene Co. Ltd., A Shares *	140,160	128,906
Damai Entertainment Holdings Ltd. *	14,382,336	1,507,708
Daqin Railway Co. Ltd., A Shares	1,596,100	1,186,449
Daqo New Energy Corp., ADR *	48,566	1,171,412
DaShenLin Pharmaceutical Group Co. Ltd., A Shares	89,400	255,134
Datang International Power Generation Co. Ltd., H Shares	4,471,050	1,514,709
DHC Software Co. Ltd., A Shares	238,800	336,573
Dian Diagnostics Group Co. Ltd., A Shares	69,500	235,114
Digital China Information Service Group Co. Ltd., A Shares *	111,000	295,584
Do-Fluoride New Materials Co. Ltd., A Shares	98,280	438,907
Dong-E-E-Jiao Co. Ltd., A Shares	58,500	463,590
Dongfang Electric Corp. Ltd., A Shares	268,900	1,452,889
Dongfang Electric Corp. Ltd., H Shares (a)	441,953	2,236,278
DongFeng Automobile Co. Ltd., A Shares	174,000	176,006
Dongfeng Motor Group Co. Ltd., H Shares *	2,604,394	3,266,251
Dongguan Development Holdings Co. Ltd., A Shares	98,400	158,050
Dongguan Yiheda Automation Co. Ltd., A Shares	59,500	259,650
Dongxing Securities Co. Ltd., A Shares	284,900	579,691
Double Medical Technology, Inc., Class A	13,200	94,620
East Buy Holding Ltd. *(a)	512,520	1,666,870
East Money Information Co. Ltd., A Shares	1,322,602	4,341,267
Eastern Air Logistics Co. Ltd., A Shares	146,200	405,513
Eastroc Beverage Group Co. Ltd., A Shares	44,400	1,563,244
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
55

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Easyhome New Retail Group Co. Ltd., A Shares *	488,900	210,926
Ecovacs Robotics Co. Ltd., A Shares	51,200	517,381
Empyrean Technology Co. Ltd., A Shares	38,000	559,291
ENN Energy Holdings Ltd.	901,334	7,927,715
ENN Natural Gas Co. Ltd., A Shares	247,475	735,474
Eoptolink Technology, Inc. Ltd., A Shares	82,340	4,318,803
Eve Energy Co. Ltd., A Shares	183,536	1,667,390
Everbright Securities Co. Ltd., A Shares	308,800	748,944
Everbright Securities Co. Ltd., H Shares	450,055	492,508
Everdisplay Optronics Shanghai Co. Ltd., A Shares *	668,463	254,294
Eyebright Medical Technology Beijing Co. Ltd., A Shares	15,044	136,694
Fangda Carbon New Material Co. Ltd., A Shares	344,780	317,096
Far East Horizon Ltd.	2,798,802	2,769,408
Farasis Energy Gan Zhou Co. Ltd., A Shares *	93,274	197,671
FAW Jiefang Group Co. Ltd., A Shares	236,400	238,781
Fiberhome Telecommunication Technologies Co. Ltd., A Shares	98,800	742,343
Financial Street Holdings Co. Ltd., A Shares *	190,300	78,495
First Capital Securities Co. Ltd., A Shares	423,400	464,692
Flat Glass Group Co. Ltd., A Shares *	127,900	318,403
Flat Glass Group Co. Ltd., H Shares *(a)	576,350	799,447
Focus Media Information Technology Co. Ltd., A Shares	1,152,500	1,187,625
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	413,304	2,166,248
Fosun International Ltd. (a)	2,030,342	1,004,509
Founder Securities Co. Ltd., A Shares	690,500	772,936
Foxconn Industrial Internet Co. Ltd., A Shares	967,700	7,856,242
Fujian Funeng Co. Ltd., A Shares	144,620	218,166
Fujian Kuncai Material Technology Co. Ltd., A Shares *	35,980	108,398
Fujian Sunner Development Co. Ltd., A Shares	120,900	340,097
Full Truck Alliance Co. Ltd., ADR	1,007,021	9,445,857
Fushun Special Steel Co. Ltd., A Shares	131,200	149,923
Fuyao Glass Industry Group Co. Ltd., A Shares	178,300	1,569,666
Fuyao Glass Industry Group Co. Ltd., H Shares	723,505	6,012,135
GalaxyCore, Inc., Class A	210,559	518,042
Gambol Pet Group Co. Ltd., A Shares	16,800	151,009
Gan & Lee Pharmaceuticals Co. Ltd., A Shares	48,600	467,306
Ganfeng Lithium Group Co. Ltd., A Shares	142,320	1,516,360
Ganfeng Lithium Group Co. Ltd., H Shares (a)	524,442	4,612,748
G-bits Network Technology Xiamen Co. Ltd., A Shares	6,200	379,153
GCL System Integration Technology Co. Ltd., A Shares *	557,600	407,173
SECURITY	NUMBER OF SHARES	VALUE ($)
GCL Technology Holdings Ltd. *	30,149,058	4,625,182
GD Power Development Co. Ltd., A Shares	1,636,300	1,171,017
GDS Holdings Ltd., A Shares *	996,626	5,328,318
Geely Automobile Holdings Ltd.	7,467,403	15,417,572
GEM Co. Ltd., A Shares	495,400	717,008
Gemdale Corp., A Shares *	431,500	206,917
Genscript Biotech Corp. *	1,471,105	2,245,545
GF Securities Co. Ltd., A Shares	505,200	1,534,546
GF Securities Co. Ltd., H Shares (a)	1,520,454	3,351,077
Giant Biogene Holding Co. Ltd. (a)	598,769	2,443,408
Giant Network Group Co. Ltd., A Shares	161,000	870,600
GigaDevice Semiconductor, Inc., A Shares	61,184	2,675,334
Ginlong Technologies Co. Ltd., A Shares	37,350	458,321
Glarun Technology Co. Ltd., A Shares	112,900	480,996
GoerTek, Inc., A Shares	321,300	1,272,855
Goke Microelectronics Co. Ltd., A Shares	17,300	406,471
Goldwind Science & Technology Co. Ltd., A Shares	372,700	1,545,470
Goldwind Science & Technology Co. Ltd., H Shares	923,136	1,826,882
Goneo Group Co. Ltd., A Shares	66,584	422,646
GoodWe Technologies Co. Ltd., A Shares *	18,877	239,646
Gotion High-tech Co. Ltd., A Shares	154,200	851,810
Grandjoy Holdings Group Co. Ltd., A Shares *	359,072	181,083
Great Wall Motor Co. Ltd., A Shares	244,600	730,852
Great Wall Motor Co. Ltd., H Shares	2,725,678	4,481,149
Gree Electric Appliances, Inc. of Zhuhai, A Shares	326,700	1,783,281
Green Development Electricity Group of Tianjin Co. Ltd., A Shares	177,500	232,841
Greenland Holdings Corp. Ltd., A Shares *	605,500	150,031
Greentown China Holdings Ltd.	1,199,548	1,604,069
GRG Banking Equipment Co. Ltd., A Shares	247,500	496,017
Guangdong Baolihua New Energy Stock Co. Ltd., A Shares	342,000	233,287
Guangdong Electric Power Development Co. Ltd., B Shares	1,401,814	360,214
Guangdong Golden Dragon Development, Inc., A Shares *	75,300	142,239
Guangdong Haid Group Co. Ltd., A Shares	122,800	981,018
Guangdong HEC Technology Holding Co. Ltd., A Shares *(b)	254,900	1,404,367
Guangdong Investment Ltd.	3,250,922	3,171,064
Guangdong Kinlong Hardware Products Co. Ltd., A Shares	21,800	78,514
Guangdong South New Media Co. Ltd., A Shares	24,100	160,388
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., A Shares	74,500	157,124
Guanghui Energy Co. Ltd., A Shares	622,300	533,330
Guangshen Railway Co. Ltd., H Shares	2,674,188	748,704
Guangxi Guiguan Electric Power Co. Ltd., A Shares	98,200	127,242
See financial notes
56
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Guangxi Liugong Machinery Co. Ltd., A Shares	202,000	351,540
Guangzhou Automobile Group Co. Ltd., A Shares	336,160	394,422
Guangzhou Automobile Group Co. Ltd., H Shares (a)	2,881,367	1,373,983
Guangzhou Baiyun International Airport Co. Ltd., A Shares	118,300	162,081
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	179,500	661,656
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	248,916	610,663
Guangzhou Development Group, Inc., A Shares	314,700	338,510
Guangzhou Great Power Energy & Technology Co. Ltd., A Shares *	33,200	213,643
Guangzhou Haige Communications Group, Inc. Co., A Shares	271,400	698,585
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	45,900	208,329
Guangzhou Port Co. Ltd., A Shares	429,800	224,895
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares	64,400	362,883
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	187,780	1,157,186
Guangzhou Wondfo Biotech Co. Ltd., A Shares	48,200	142,614
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., A Shares	280,118	393,584
Guangzhou Zhujiang Brewery Co. Ltd., A Shares	214,300	296,732
Guizhou Panjiang Refined Coal Co. Ltd., A Shares	257,100	223,715
Guobo Electronics Co. Ltd., A Shares	12,048	215,940
Guolian Minsheng Securities Co. Ltd., A Shares	564,400	810,293
Guosen Securities Co. Ltd., A Shares	481,600	881,648
Guosheng Securities, Inc., A Shares *	194,100	451,520
Guotai Haitong Securities Co. Ltd., A Shares	1,204,774	3,324,108
Guotai Haitong Securities Co. Ltd., H Shares	3,407,398	6,943,606
Guoyuan Securities Co. Ltd., A Shares	407,000	493,556
H World Group Ltd.	2,330,154	13,017,870
Haidilao International Holding Ltd.	1,910,458	4,303,455
Haier Smart Home Co. Ltd., A Shares	545,100	2,041,871
Haier Smart Home Co. Ltd., H Shares	2,762,592	9,422,723
Hainan Airlines Holding Co. Ltd., A Shares *	3,402,400	843,050
Hainan Airport Infrastructure Co. Ltd., A Shares	1,020,700	632,275
Hainan Drinda New Energy Technology Co. Ltd., A Shares *	14,400	195,067
Haisco Pharmaceutical Group Co. Ltd., A Shares	76,800	522,194
Haitian International Holdings Ltd.	750,064	2,427,928
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	279,900	458,959
Hangzhou Chang Chuan Technology Co. Ltd., A Shares	59,500	1,253,152
Hangzhou First Applied Material Co. Ltd., A Shares	229,590	605,690
SECURITY	NUMBER OF SHARES	VALUE ($)
Hangzhou GreatStar Industrial Co. Ltd., A Shares	106,000	551,715
Hangzhou Iron & Steel Co., A Shares *	241,900	350,462
Hangzhou Lion Microelectronics Co. Ltd., A Shares *	61,656	375,729
Hangzhou Oxygen Plant Group Co. Ltd., A Shares	68,200	323,460
Hangzhou Robam Appliances Co. Ltd., A Shares	97,000	296,758
Hangzhou Shunwang Technology Co. Ltd., A Shares	63,500	262,667
Hangzhou Silan Microelectronics Co. Ltd., A Shares	132,600	622,133
Hangzhou Tigermed Consulting Co. Ltd., A Shares	64,700	562,420
Hangzhou Tigermed Consulting Co. Ltd., H Shares	144,770	870,972
Han's Laser Technology Industry Group Co. Ltd., A Shares	68,000	716,582
Hansoh Pharmaceutical Group Co. Ltd.	1,377,211	6,155,251
Haohua Chemical Science & Technology Co. Ltd., A Shares	79,400	436,643
Harbin Boshi Automation Co. Ltd., A Shares	97,500	230,928
Harbin Hatou Investment Co. Ltd., A Shares	185,700	177,826
Hebei Changshan Biochemical Pharmaceutical Co. Ltd., A Shares *	81,800	556,191
Hebei Yangyuan Zhihui Beverage Co. Ltd., A Shares	122,000	539,326
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	245,432
Heilongjiang Agriculture Co. Ltd., A Shares	183,100	429,134
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., A Shares	187,700	887,765
Henan Shuanghui Investment & Development Co. Ltd., A Shares	269,000	1,030,378
Hengan International Group Co. Ltd.	787,186	2,936,544
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	151,500	489,109
Hengli Petrochemical Co. Ltd., A Shares	366,600	1,373,234
Hengtong Optic-electric Co. Ltd., A Shares	166,000	1,149,266
Hengyi Petrochemical Co. Ltd., A Shares	302,900	566,870
Hesteel Co. Ltd., A Shares	955,400	371,805
Hgtech Co. Ltd., A Shares	84,800	1,110,660
Hisense Home Appliances Group Co. Ltd., A Shares	102,400	354,323
Hisense Home Appliances Group Co. Ltd., H Shares (a)	395,183	1,210,484
Hisense Visual Technology Co. Ltd., A Shares	114,800	378,322
Hithink RoyalFlush Information Network Co. Ltd., A Shares	43,900	2,126,631
HLA Group Corp. Ltd., A Shares	504,600	476,586
Hongta Securities Co. Ltd., A Shares	162,900	193,745
Hongyuan Green Energy Co. Ltd., A Shares *	48,517	179,617
Hopson Development Holdings Ltd. *	1,392,711	573,312
Horizon Robotics *	10,261,220	10,770,008
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
57

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hoshine Silicon Industry Co. Ltd., A Shares	57,100	426,945
Hoymiles Power Electronics, Inc., A Shares	7,634	119,524
Hua Hong Semiconductor Ltd., A Shares *	25,210	465,846
Hua Hong Semiconductor Ltd., Class H *	845,901	10,462,714
Huaan Securities Co. Ltd., A Shares	260,300	242,814
Huadian Power International Corp. Ltd., A Shares	597,852	444,409
Huadian Power International Corp. Ltd., H Shares	1,892,594	1,081,531
Huadong Medicine Co. Ltd., A Shares	135,500	709,800
Huafon Chemical Co. Ltd., A Shares	381,500	690,057
Huaibei Mining Holdings Co. Ltd., A Shares	208,500	410,563
Hualan Biological Engineering, Inc., A Shares	171,980	387,782
Huali Industrial Group Co. Ltd., A Shares	49,900	346,563
Huaneng Lancang River Hydropower, Inc., A Shares	517,300	706,482
Huaneng Power International, Inc., A Shares	864,800	912,585
Huaneng Power International, Inc., H Shares	4,948,373	3,814,640
Huapont Life Sciences Co. Ltd., A Shares	279,800	226,747
Huaqin Technology Co. Ltd., Class A	78,200	1,050,546
Huatai Securities Co. Ltd., A Shares	668,800	2,084,121
Huatai Securities Co. Ltd., H Shares (a)	1,511,573	3,242,612
Huaxi Securities Co. Ltd., A Shares	165,400	215,522
Huaxia Bank Co. Ltd., A Shares	1,290,700	1,258,550
Huaxia Eye Hospital Group Co. Ltd., A Shares	13,150	35,822
Huaxin Building Materials Group Co. Ltd., A Shares	128,926	437,840
Huaxin Building Materials Group Co. Ltd., H Shares	259,394	610,171
Huayu Automotive Systems Co. Ltd., A Shares	295,100	831,419
Hubei Energy Group Co. Ltd., A Shares	589,300	407,989
Hubei Jumpcan Pharmaceutical Co. Ltd., A Shares	36,400	147,438
Hubei Xingfa Chemicals Group Co. Ltd., A Shares	108,000	678,453
Huizhou Desay Sv Automotive Co. Ltd., A Shares	46,700	844,301
Hunan Gold Corp. Ltd., A Shares	143,780	790,058
Hunan Valin Steel Co. Ltd., A Shares	571,800	559,224
Hunan Yuneng New Energy Battery Material Co. Ltd., A Shares	80,400	785,262
Hundsun Technologies, Inc., A Shares	185,694	812,508
Hwatsing Technology Co. Ltd., A Shares	31,101	878,601
Hygeia Healthcare Holdings Co. Ltd., Class C *	447,848	760,331
Hygon Information Technology Co. Ltd., A Shares	192,899	7,341,009
Hytera Communications Corp. Ltd., A Shares *	165,400	267,354
IEIT Systems Co. Ltd., A Shares	118,728	1,105,445
Iflytek Co. Ltd., A Shares	192,500	1,566,172
SECURITY	NUMBER OF SHARES	VALUE ($)
Imeik Technology Development Co. Ltd., A Shares	22,260	463,246
Industrial & Commercial Bank of China Ltd., A Shares	6,344,500	6,399,152
Industrial & Commercial Bank of China Ltd., H Shares	95,839,898	79,027,805
Industrial Bank Co. Ltd., A Shares	1,797,200	4,796,270
Industrial Securities Co. Ltd., A Shares	826,460	813,101
Ingenic Semiconductor Co. Ltd., A Shares	35,000	679,503
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares	4,131,200	1,950,923
Inner Mongolia Berun Chemical Co. Ltd., A Shares	326,900	446,451
Inner Mongolia Dian Tou Energy Corp. Ltd., A Shares	254,400	1,138,346
Inner Mongolia ERDOS Resources Co. Ltd., A Shares	130,100	331,086
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	438,820	545,453
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	771,100	675,467
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., A Shares	593,500	440,309
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	532,700	2,024,926
Inner Mongolia Yitai Coal Co. Ltd., B Shares	1,028,900	2,094,840
Innovent Biologics, Inc. *	1,911,842	20,799,621
Intco Medical Technology Co. Ltd., A Shares	60,450	386,442
iQIYI, Inc., ADR *	543,434	869,494
iRay Group, A Shares	13,720	242,608
IRICO Display Devices Co. Ltd., A Shares *	207,000	209,990
Isoftstone Information Technology Group Co. Ltd., A Shares	83,500	602,436
J&T Global Express Ltd. *	7,108,205	9,332,634
JA Solar Technology Co. Ltd., A Shares *	316,736	558,601
Jafron Biomedical Co. Ltd., A Shares	68,050	196,883
Jason Furniture Hangzhou Co. Ltd., A Shares	75,010	390,963
JCET Group Co. Ltd., A Shares	136,600	958,862
JCHX Mining Management Co. Ltd., A Shares	56,500	637,889
JD Health International, Inc. *	1,246,946	9,046,641
JD Logistics, Inc. *	2,317,295	3,309,088
JD.com, Inc., A Shares	3,031,301	40,457,908
Jiangling Motors Corp. Ltd., A Shares	46,100	125,247
Jiangsu Cnano Technology Co. Ltd., A Shares	28,759	199,819
Jiangsu Eastern Shenghong Co. Ltd., A Shares *	600,500	1,139,575
Jiangsu Expressway Co. Ltd., A Shares	172,000	300,835
Jiangsu Expressway Co. Ltd., H Shares	1,503,506	1,956,712
Jiangsu Financial Leasing Co. Ltd., A Shares	511,900	480,496
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	111,584	1,835,040
See financial notes
58
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jiangsu Hengrui Pharmaceuticals Co. Ltd. *	187,000	1,589,780
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	533,744	4,400,088
Jiangsu Hoperun Software Co. Ltd., A Shares	64,000	482,642
Jiangsu King's Luck Brewery JSC Ltd., A Shares	118,000	537,466
Jiangsu Linyang Energy Co. Ltd., A Shares	188,800	172,264
Jiangsu Nhwa Pharmaceutical Co. Ltd., A Shares	94,700	328,646
Jiangsu Pacific Quartz Co. Ltd., A Shares	42,600	304,556
Jiangsu Phoenix Publishing & Media Corp. Ltd., A Shares	276,400	404,071
Jiangsu Xukuang Energy Co. Ltd., A Shares	247,300	171,934
Jiangsu Yanghe Distillery Co. Ltd., A Shares	131,600	1,020,438
Jiangsu Yangnong Chemical Co. Ltd., A Shares	44,200	518,605
Jiangsu Yoke Technology Co. Ltd., A Shares	41,800	584,697
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A Shares	93,500	527,402
Jiangsu Zhongtian Technology Co. Ltd., A Shares	231,800	984,514
Jiangxi Copper Co. Ltd., A Shares	173,400	1,466,883
Jiangxi Copper Co. Ltd., H Shares	1,264,306	7,370,397
Jiangxi Special Electric Motor Co. Ltd., A Shares *	161,500	256,577
Jilin Aodong Pharmaceutical Group Co. Ltd., A Shares	105,100	291,515
Jinduicheng Molybdenum Co. Ltd., A Shares	242,600	867,376
Jinko Solar Co. Ltd., A Shares *	825,615	907,335
Jinxin Fertility Group Ltd. *	2,611,699	834,713
JiuGui Liquor Co. Ltd., A Shares	31,000	231,385
Jizhong Energy Resources Co. Ltd., A Shares	326,700	274,278
JL Mag Rare-Earth Co. Ltd., A Shares	116,500	697,550
Joincare Pharmaceutical Group Industry Co. Ltd., A Shares	175,700	293,478
Joinn Laboratories China Co. Ltd., A Shares	55,272	295,900
Joinn Laboratories China Co. Ltd., H Shares (a)	148,529	406,349
Jointown Pharmaceutical Group Co. Ltd., A Shares	559,771	431,604
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., A Shares	78,800	215,121
JOYY, Inc., ADR	32,374	1,931,757
Juneyao Airlines Co. Ltd., A Shares	250,400	510,223
J-Yuan Trust Co. Ltd., A Shares *	870,300	369,131
Kangmei Pharmaceutical Co. Ltd., A Shares *	622,800	175,196
Kanzhun Ltd., ADR	361,165	5,807,533
KE Holdings, Inc., ADR	743,882	12,236,859
Keboda Technology Co. Ltd., A Shares	25,100	245,772
Keda Industrial Group Co. Ltd., A Shares	180,000	471,979
Kingboard Holdings Ltd.	736,989	3,817,722
Kingboard Laminates Holdings Ltd.	1,031,801	3,118,296
SECURITY	NUMBER OF SHARES	VALUE ($)
KingClean Electric Co. Ltd., A Shares *	70,600	319,819
Kingdee International Software Group Co. Ltd. *	3,503,620	4,510,455
Kingfa Sci & Tech Co. Ltd., A Shares	178,500	503,169
Kingnet Network Co. Ltd., A Shares	203,600	673,038
Kingsoft Corp. Ltd.	1,172,718	3,897,991
Kuaishou Technology	3,333,513	26,784,361
Kuang-Chi Technologies Co. Ltd., A Shares *	192,000	1,340,745
Kunlun Energy Co. Ltd.	4,186,396	4,490,308
Kunlun Tech Co. Ltd., A Shares *	117,300	1,044,620
Kweichow Moutai Co. Ltd., A Shares	104,500	22,161,756
Lakala Payment Co. Ltd., A Shares	52,500	219,767
Lao Feng Xiang Co. Ltd., A Shares	133,558	861,200
Laobaixing Pharmacy Chain JSC, A Shares	62,699	136,713
Laopu Gold Co. Ltd., H Shares	62,240	5,756,811
LB Group Co. Ltd., A Shares	238,500	811,697
Lee & Man Paper Manufacturing Ltd.	1,979,766	979,487
Legend Holdings Corp., H Shares *	690,361	807,553
Lens Technology Co. Ltd., A Shares	413,200	2,118,125
Lens Technology Co. Ltd., H Shares	272,600	957,671
Leo Group Co. Ltd., A Shares	656,400	921,327
Lepu Medical Technology Beijing Co. Ltd., A Shares	180,000	481,948
Levima Advanced Materials Corp., A Shares	70,900	219,389
Leyard Optoelectronic Co. Ltd., A Shares	236,200	294,695
Li Auto, Inc., Class A *	1,445,259	12,702,589
Li Ning Co. Ltd.	2,722,055	7,836,807
LianChuang Electronic Technology Co. Ltd., A Shares *	107,700	176,128
Liaoning Port Co. Ltd., A Shares	1,502,300	378,810
Lingyi iTech Guangdong Co., A Shares	657,800	1,474,583
Livzon Pharmaceutical Group, Inc., A Shares	51,600	266,540
Livzon Pharmaceutical Group, Inc., H Shares	174,592	648,179
Longfor Group Holdings Ltd.	2,476,170	3,149,760
LONGi Green Energy Technology Co. Ltd., A Shares *	629,248	1,680,220
Longshine Technology Group Co. Ltd., A Shares	105,200	292,559
Loongson Technology Corp. Ltd., A Shares *	29,424	680,737
Lufax Holding Ltd., ADR *	576,790	1,499,654
Luoyang Xinqianglian Slewing Bearing Co. Ltd., A Shares	39,000	271,145
Luxi Chemical Group Co. Ltd., A Shares	165,500	450,844
Luxshare Precision Industry Co. Ltd., A Shares	617,217	4,517,868
Luye Pharma Group Ltd. *	2,323,684	769,397
Luzhou Laojiao Co. Ltd., A Shares	125,400	2,019,662
Maanshan Iron & Steel Co. Ltd., A Shares *	479,300	290,616
Maanshan Iron & Steel Co. Ltd., H Shares *	1,760,575	616,707
Mango Excellent Media Co. Ltd., A Shares	164,370	584,084
Mao Geping Cosmetics Co. Ltd., Class H	102,550	1,029,151
Maxscend Microelectronics Co. Ltd., A Shares	45,248	528,857
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
59

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Meihua Holdings Group Co. Ltd., A Shares	293,400	490,076
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares	350,700	357,810
Meitu, Inc. *	4,029,900	2,915,980
Meituan, B Shares *	6,379,862	66,187,148
Metallurgical Corp. of China Ltd., A Shares	1,338,200	626,102
Metallurgical Corp. of China Ltd., H Shares	3,789,437	934,988
MGI Tech Co. Ltd., Class A *	37,680	349,840
Microport Scientific Corp. *(a)	1,156,005	1,616,780
Micro-Tech Nanjing Co. Ltd., A Shares	17,179	206,647
Midea Group Co. Ltd., Class H	732,770	8,510,723
Ming Yang Smart Energy Group Ltd., A Shares	228,700	764,011
MINISO Group Holding Ltd.	542,894	2,501,346
Minmetals Capital Co. Ltd., A Shares	402,600	336,825
Minmetals New Energy Materials Hunan Co. Ltd., A Shares *	236,184	397,605
Minth Group Ltd.	831,296	4,663,330
Montage Technology Co. Ltd., A Shares	91,325	2,177,004
Muyuan Foods Co. Ltd., A Shares	461,286	3,153,276
Nanjing Iron & Steel Co. Ltd., A Shares	549,300	473,169
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., A Shares	132,900	191,769
Nanjing Securities Co. Ltd., A Shares	272,700	313,604
NARI Technology Co. Ltd., A Shares	669,296	2,663,175
National Silicon Industry Group Co. Ltd., A Shares *	241,070	763,171
NAURA Technology Group Co. Ltd., A Shares	60,450	4,157,639
NavInfo Co. Ltd., A Shares *	279,800	445,337
NetEase Cloud Music, Inc. *	103,150	2,038,697
NetEase, Inc.	2,179,868	49,939,255
New China Life Insurance Co. Ltd., A Shares	174,000	1,917,299
New China Life Insurance Co. Ltd., H Shares	1,177,616	8,317,826
New Hope Liuhe Co. Ltd., A Shares	421,800	535,480
New Oriental Education & Technology Group, Inc.	1,866,421	10,436,677
Newland Digital Technology Co. Ltd., A Shares	108,600	398,412
Nexchip Semiconductor Corp., A Shares	160,607	832,893
Nine Dragons Paper Holdings Ltd. *	1,791,074	2,021,846
Ninestar Corp., A Shares *	136,400	429,027
Ningbo Deye Technology Co. Ltd., A Shares	72,605	1,105,864
Ningbo Joyson Electronic Corp., A Shares	130,600	532,801
Ningbo Orient Wires & Cables Co. Ltd., A Shares	65,200	562,585
Ningbo Ronbay New Energy Technology Co. Ltd., A Shares	62,681	290,067
Ningbo Sanxing Medical Electric Co. Ltd., A Shares	109,200	419,076
Ningbo Shanshan Co. Ltd., A Shares *	232,900	512,245
Ningbo Tuopu Group Co. Ltd., A Shares	157,055	1,552,489
Ningbo Zhoushan Port Co. Ltd., A Shares	747,600	465,282
SECURITY	NUMBER OF SHARES	VALUE ($)
Ningxia Baofeng Energy Group Co. Ltd., A Shares	639,900	2,231,895
NIO, Inc., Class A *	2,091,709	10,589,375
Nongfu Spring Co. Ltd., H Shares	2,111,375	12,794,331
North Industries Group Red Arrow Co. Ltd., A Shares *	74,900	221,395
Northeast Securities Co. Ltd., A Shares	200,000	262,356
Offshore Oil Engineering Co. Ltd., A Shares	683,000	717,753
OFILM Group Co. Ltd., A Shares *	303,500	434,842
OmniVision Integrated Circuits Group, Inc., A Shares	103,050	1,847,447
Oppein Home Group, Inc., A Shares	45,440	378,242
ORG Technology Co. Ltd., A Shares	81,700	68,233
Orient Securities Co. Ltd., A Shares	619,316	912,604
Orient Securities Co. Ltd., H Shares (a)	1,210,225	954,608
Oriental Energy Co. Ltd., A Shares *	156,600	195,838
Oriental Pearl Group Co. Ltd., A Shares	304,000	509,111
Ourpalm Co. Ltd., A Shares *	334,900	283,603
Ovctek China, Inc., A Shares	81,180	188,606
Pacific Securities Co. Ltd., A Shares *	388,700	236,815
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares *	760,300	470,970
PDD Holdings, Inc., ADR *	907,101	94,093,587
People.cn Co. Ltd., A Shares	111,800	380,331
People's Insurance Co. Group of China Ltd., A Shares	932,100	1,164,293
People's Insurance Co. Group of China Ltd., H Shares	10,294,573	8,436,071
Perfect World Co. Ltd., A Shares	184,250	579,801
PetroChina Co. Ltd., A Shares	2,407,400	3,810,632
PetroChina Co. Ltd., H Shares	25,035,825	30,534,031
Pharmaron Beijing Co. Ltd., A Shares	115,000	496,145
Pharmaron Beijing Co. Ltd., H Shares (a)	331,816	840,341
PICC Property & Casualty Co. Ltd., H Shares	8,228,898	17,031,872
Ping An Bank Co. Ltd., A Shares	1,690,700	2,686,037
Ping An Healthcare & Technology Co. Ltd. *(a)	1,076,610	1,812,667
Ping An Insurance Group Co. of China Ltd., A Shares	893,300	8,214,417
Ping An Insurance Group Co. of China Ltd., H Shares	7,791,071	67,729,822
Pingdingshan Tianan Coal Mining Co. Ltd., A Shares	258,300	335,821
Piotech, Inc., A Shares	23,646	1,273,132
Polaris Bay Group Co. Ltd., A Shares *	157,700	158,829
Poly Developments & Holdings Group Co. Ltd., A Shares	893,600	885,668
Poly Property Services Co. Ltd., H Shares	188,251	771,087
Pop Mart International Group Ltd.	801,010	23,532,162
Porton Pharma Solutions Ltd., A Shares *	58,800	201,574
Postal Savings Bank of China Co. Ltd., A Shares	2,395,000	1,734,925
Postal Savings Bank of China Co. Ltd., H Shares	11,621,564	7,324,624
Power Construction Corp. of China Ltd., A Shares	1,562,800	1,305,200
Pylon Technologies Co. Ltd., A Shares	19,566	184,683
Qfin Holdings, Inc., ADR	129,105	1,879,769
See financial notes
60
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Qi An Xin Technology Group, Inc., A Shares *	65,414	340,852
Qingdao Huicheng Environmental Technology Group Co. Ltd., A Shares	16,300	240,334
Qingdao Port International Co. Ltd., A Shares	156,500	212,365
Qingdao Port International Co. Ltd., H Shares	537,785	519,762
Qingdao Rural Commercial Bank Corp., A Shares	799,200	368,096
Qingdao TGOOD Electric Co. Ltd., A Shares	113,900	501,194
Qinghai Salt Lake Industry Co. Ltd., A Shares *	400,400	2,229,340
Quzhou Xin'an Development Co. Ltd., A Shares *	849,200	461,676
Range Intelligent Computing Technology Group Co. Ltd., A Shares	131,100	1,975,605
Raytron Technology Co. Ltd., A Shares	45,400	772,956
Remegen Co. Ltd., A Shares *	23,187	333,464
Remegen Co. Ltd., H Shares *	218,458	2,249,611
RLX Technology, Inc., ADR	868,097	2,100,795
RoboTechnik Intelligent Technology Co. Ltd., A Shares	18,200	1,095,571
Rockchip Electronics Co. Ltd., A Shares	34,900	915,471
Rongsheng Petrochemical Co. Ltd., A Shares	820,400	1,865,388
Ruijie Networks Co. Ltd., A Shares	24,360	322,248
SAIC Motor Corp. Ltd., A Shares	812,800	1,697,652
Sailun Group Co. Ltd., A Shares	309,500	709,140
Sanan Optoelectronics Co. Ltd., A Shares	401,900	978,258
Sangfor Technologies, Inc., A Shares	34,500	659,236
Sansure Biotech, Inc., A Shares	68,395	191,401
Sany Heavy Equipment International Holdings Co. Ltd.	1,237,377	2,491,475
Sany Heavy Industry Co. Ltd., A Shares	715,900	2,415,585
Sany Renewable Energy Co. Ltd., A Shares	43,035	166,974
Satellite Chemical Co. Ltd., A Shares	321,962	1,097,155
SDIC Capital Co. Ltd., A Shares	525,900	571,822
SDIC Power Holdings Co. Ltd., A Shares	639,600	1,235,217
Sealand Securities Co. Ltd., A Shares	473,900	290,796
Seazen Group Ltd. *	2,855,415	839,597
Seazen Holdings Co. Ltd., A Shares *	220,700	536,237
SenseTime Group, Inc., Class B *	33,155,734	10,851,068
Seres Group Co. Ltd., A Shares	139,600	2,183,660
SF Holding Co. Ltd., A Shares	423,000	2,334,826
SF Holding Co. Ltd., H Shares (a)	260,380	1,197,685
SG Micro Corp., A Shares	59,107	592,543
Shaanxi Coal Industry Co. Ltd., A Shares	849,300	2,933,786
Shaanxi Energy Investment Co. Ltd., A Shares	298,600	463,944
Shaanxi International Trust Co. Ltd., A Shares	381,900	200,944
Shan Xi Hua Yang Group New Energy Co. Ltd., A Shares	376,250	553,333
Shandong Buchang Pharmaceuticals Co. Ltd., A Shares	147,300	366,699
SECURITY	NUMBER OF SHARES	VALUE ($)
Shandong Gold Mining Co. Ltd., A Shares	321,704	2,218,341
Shandong Gold Mining Co. Ltd., H Shares	1,134,573	5,978,804
Shandong Himile Mechanical Science & Technology Co. Ltd., A Shares	68,600	964,873
Shandong Hi-speed Co. Ltd., A Shares	244,600	347,244
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	205,360	1,155,373
Shandong Humon Smelting Co. Ltd., A Shares	213,000	586,760
Shandong Linglong Tyre Co. Ltd., A Shares	86,400	192,674
Shandong Nanshan Aluminum Co. Ltd., A Shares	1,118,500	1,154,219
Shandong Pharmaceutical Glass Co. Ltd., A Shares	69,900	206,922
Shandong Sun Paper Industry JSC Ltd., A Shares	257,800	648,549
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,063,794	1,993,660
Shanghai Aiko Solar Energy Co. Ltd., A Shares *	147,960	313,134
Shanghai Allist Pharmaceuticals Co. Ltd., A Shares	42,416	573,159
Shanghai Awinic Technology Co. Ltd., A Shares	17,102	200,511
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares	97,428	275,063
Shanghai Baosight Software Co. Ltd., A Shares	404,865	1,426,873
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares	24,246	535,957
Shanghai Construction Group Co. Ltd., A Shares	660,700	287,935
Shanghai Electric Group Co. Ltd., A Shares *	1,185,800	1,572,794
Shanghai Electric Group Co. Ltd., H Shares *	3,072,808	1,858,106
Shanghai Electric Power Co. Ltd., A Shares	237,200	755,414
Shanghai Environment Group Co. Ltd., A Shares	167,500	212,888
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	161,200	622,160
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	531,056	1,359,184
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	53,876	672,891
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (a)	320,710	2,019,672
Shanghai Huayi Group Co. Ltd., A Shares	179,800	250,272
Shanghai Industrial Holdings Ltd.	599,398	1,177,011
Shanghai International Airport Co. Ltd., A Shares	222,500	989,444
Shanghai International Port Group Co. Ltd., A Shares	1,000,200	742,034
Shanghai Jahwa United Co. Ltd., A Shares	56,800	185,528
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	96,700	398,589
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	204,265	302,312
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
61

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A Shares	99,800	154,044
Shanghai Junshi Biosciences Co. Ltd., A Shares *	76,221	377,722
Shanghai Junshi Biosciences Co. Ltd., H Shares *	208,817	546,726
Shanghai Lingang Holdings Corp. Ltd., A Shares	174,700	288,243
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	230,800	281,566
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	500,330	211,640
Shanghai M&G Stationery, Inc., A Shares	44,200	175,617
Shanghai Mechanical & Electrical Industry Co. Ltd., A Shares	57,900	231,654
Shanghai Mechanical & Electrical Industry Co. Ltd., B Shares	268,401	426,489
Shanghai Moons' Electric Co. Ltd., A Shares	40,800	411,098
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	200,000	501,392
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	878,568	1,308,504
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,753,200	3,900,524
Shanghai Putailai New Energy Technology Group Co. Ltd., A Shares	201,276	833,748
Shanghai RAAS Blood Products Co. Ltd., A Shares	653,600	599,214
Shanghai Rural Commercial Bank Co. Ltd., A Shares	841,900	1,031,990
Shanghai Stonehill Technology Co. Ltd., A Shares *	469,300	757,211
Shanghai Tunnel Engineering Co. Ltd., A Shares	279,100	269,707
Shanghai United Imaging Healthcare Co. Ltd., A Shares	80,422	1,532,037
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A Shares	416,100	311,124
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A Shares	156,400	941,468
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	1,324,520	364,243
Shanjin International Gold Co. Ltd., A Shares	275,600	1,244,456
Shanxi Coal International Energy Group Co. Ltd., A Shares	176,300	302,960
Shanxi Coking Coal Energy Group Co. Ltd., A Shares	532,500	569,685
Shanxi Lu'an Environmental Energy Development Co. Ltd., A Shares	297,700	646,089
Shanxi Meijin Energy Co. Ltd., A Shares *	247,000	188,646
Shanxi Securities Co. Ltd., A Shares	348,200	305,523
Shanxi Taigang Stainless Steel Co. Ltd., A Shares *	470,200	362,541
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	106,900	2,510,886
Shede Spirits Co. Ltd., A Shares	30,800	238,377
Shenergy Co. Ltd., A Shares	391,700	488,704
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenghe Resources Holding Co. Ltd., A Shares	167,100	817,611
Shengyi Electronics Co. Ltd., A Shares	45,830	576,006
Shengyi Technology Co. Ltd., A Shares	219,400	2,210,021
Shennan Circuits Co. Ltd., A Shares	59,730	2,485,173
Shenwan Hongyuan Group Co. Ltd., A Shares	1,884,400	1,376,036
Shenwan Hongyuan Group Co. Ltd., H Shares	2,026,976	803,312
Shenyang Xingqi Pharmaceutical Co. Ltd., A Shares	25,060	265,945
Shenzhen Airport Co. Ltd., A Shares	213,000	226,322
Shenzhen Aisidi Co. Ltd., A Shares	127,200	265,491
Shenzhen Capchem Technology Co. Ltd., A Shares	80,640	671,246
Shenzhen Dynanonic Co. Ltd., A Shares *	22,880	140,864
Shenzhen Energy Group Co. Ltd., A Shares	423,600	433,423
Shenzhen Everwin Precision Technology Co. Ltd., A Shares	123,200	694,750
Shenzhen Expressway Corp. Ltd., H Shares	562,555	516,373
Shenzhen Gas Corp. Ltd., A Shares	368,700	374,026
Shenzhen Goodix Technology Co. Ltd., A Shares	36,300	414,221
Shenzhen Huaqiang Industry Co. Ltd., A Shares	99,300	366,175
Shenzhen Infogem Technologies Co. Ltd., A Shares *	60,900	347,155
Shenzhen Inovance Technology Co. Ltd., A Shares	226,300	2,405,194
Shenzhen International Holdings Ltd.	1,833,888	2,138,166
Shenzhen Investment Ltd. *	3,261,556	350,250
Shenzhen Kaifa Technology Co. Ltd., A Shares	155,600	780,166
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	105,180	230,722
Shenzhen Kedali Industry Co. Ltd., A Shares	23,100	556,482
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares *	92,200	207,759
Shenzhen Kinwong Electronic Co. Ltd., A Shares	72,500	702,714
Shenzhen Kstar Science & Technology Co. Ltd., A Shares	44,500	368,861
Shenzhen Longsys Electronics Co. Ltd., A Shares *	30,100	1,279,740
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	105,300	2,853,471
Shenzhen MTC Co. Ltd., A Shares	454,200	707,691
Shenzhen New Industries Biomedical Engineering Co. Ltd., A Shares	72,600	553,740
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	775,400	294,975
Shenzhen Salubris Pharmaceuticals Co. Ltd., A Shares	92,000	658,532
Shenzhen SC New Energy Technology Corp., A Shares	31,000	559,011
Shenzhen SED Industry Co. Ltd., A Shares	108,000	325,059
Shenzhen Senior Technology Material Co. Ltd., A Shares	119,700	247,917
See financial notes
62
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Sunway Communication Co. Ltd., A Shares	88,700	990,181
Shenzhen Transsion Holdings Co. Ltd., A Shares	97,104	818,199
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	132,900	552,644
Shenzhen Yan Tian Port Holding Co. Ltd., A Shares	288,700	197,771
Shenzhen YUTO Packaging Technology Co. Ltd., A Shares	67,900	313,229
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	304,100	366,113
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares *	150,200	460,173
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	159,500	406,369
Shougang Fushan Resources Group Ltd.	1,973,981	850,446
Siasun Robot & Automation Co. Ltd., A Shares *	140,300	357,861
SICC Co. Ltd., A Shares *	39,141	532,271
Sichuan Biokin Pharmaceutical Co. Ltd., A Shares *	18,623	718,221
Sichuan Changhong Electric Co. Ltd., A Shares	416,200	627,251
Sichuan Chuantou Energy Co. Ltd., A Shares	419,800	883,545
Sichuan Hebang Biotechnology Co. Ltd., A Shares *	812,600	347,027
Sichuan Kelun Pharmaceutical Co. Ltd., A Shares	138,500	616,507
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *	66,795	3,308,091
Sichuan New Energy Power Co. Ltd., A Shares	139,800	294,438
Sichuan Road & Bridge Group Co. Ltd., A Shares	607,160	879,647
Sichuan Swellfun Co. Ltd., A Shares	48,700	271,719
Sichuan Yahua Industrial Group Co. Ltd., A Shares	100,900	407,812
Sino Biopharmaceutical Ltd.	11,451,728	8,857,278
Sinolink Securities Co. Ltd., A Shares	294,000	391,234
Sinoma International Engineering Co., A Shares	204,100	329,611
Sinoma Science & Technology Co. Ltd., A Shares	158,200	1,167,437
Sinomine Resource Group Co. Ltd., A Shares	62,860	833,748
Sinopec Engineering Group Co. Ltd., H Shares	1,891,307	1,914,966
Sinopec Oilfield Service Corp., H Shares *	3,413,700	436,415
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	914,100	422,349
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	3,499,176	715,747
Sinopharm Group Co. Ltd., H Shares	1,537,003	4,153,876
Sinosoft Co. Ltd., A Shares	75,400	212,873
Sinotrans Ltd., H Shares	2,305,940	1,547,680
Sinotruk Hong Kong Ltd.	820,325	4,316,534
Skshu Paint Co. Ltd., A Shares	66,679	508,482
Smartsens Technology Shanghai Co. Ltd., A Shares	23,005	326,621
Smoore International Holdings Ltd.	2,179,888	3,302,375
SECURITY	NUMBER OF SHARES	VALUE ($)
Songcheng Performance Development Co. Ltd., A Shares	244,300	295,899
SooChow Securities Co. Ltd., A Shares	454,285	615,125
Southwest Securities Co. Ltd., A Shares	621,200	412,872
SPIC Industry-Finance Holdings Co. Ltd., Class A	416,900	404,085
Spring Airlines Co. Ltd., A Shares	84,600	678,191
StarPower Semiconductor Ltd., A Shares	20,580	326,417
State Grid Yingda Co. Ltd., A Shares	235,700	254,907
STO Express Co. Ltd., A Shares	130,200	261,884
Sun Art Retail Group Ltd.	2,515,189	527,337
Sungrow Power Supply Co. Ltd., A Shares	173,600	3,656,255
Sunny Optical Technology Group Co. Ltd.	798,866	5,948,997
Sunresin New Materials Co. Ltd., A Shares	58,800	640,287
Sunshine Insurance Group Co. Ltd., H Shares	2,593,295	1,299,606
Sunwoda Electronic Co. Ltd., A Shares	174,300	664,336
Suofeiya Home Collection Co. Ltd., A Shares	83,300	168,764
SUPCON Technology Co. Ltd., A Shares	66,386	776,014
Suzhou Centec Communications Co. Ltd., A Shares *	19,085	548,135
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares	157,600	1,965,147
Suzhou Maxwell Technologies Co. Ltd., A Shares	26,060	1,108,392
Suzhou Nanomicro Technology Co. Ltd., A Shares	47,791	199,428
Suzhou Novosense Microelectronics Co. Ltd., A Shares *	9,567	237,052
Suzhou TFC Optical Communication Co. Ltd., A Shares	64,784	3,481,447
Taiji Computer Corp. Ltd., A Shares	59,600	195,629
TAL Education Group, ADR *	497,194	5,235,453
Talkweb Information System Co. Ltd., A Shares *	103,100	548,793
TangShan Port Group Co. Ltd., A Shares	599,800	378,541
Tasly Pharmaceutical Group Co. Ltd., A Shares	85,100	179,728
TBEA Co. Ltd., A Shares	442,923	1,958,677
TCL Technology Group Corp., A Shares	1,422,350	1,030,343
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares *	282,900	425,531
Tencent Holdings Ltd.	7,421,028	491,436,818
Tencent Music Entertainment Group, ADR	592,061	8,644,091
Thunder Software Technology Co. Ltd., A Shares	40,400	429,856
Tian Di Science & Technology Co. Ltd., A Shares	299,200	266,890
Tianfeng Securities Co. Ltd., A Shares *	1,060,200	633,564
Tianjin Chase Sun Pharmaceutical Co. Ltd., A Shares	302,500	162,694
Tianma Microelectronics Co. Ltd., A Shares *	229,000	338,782
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
63

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tianqi Lithium Corp., A Shares *	134,300	1,107,928
Tianqi Lithium Corp., H Shares *(a)	159,422	981,134
Tianshan Aluminum Group Co. Ltd., A Shares	376,300	969,147
TianShan Material Co. Ltd., A Shares *	197,300	157,302
Tianshui Huatian Technology Co. Ltd., A Shares	324,700	718,411
Tingyi Cayman Islands Holding Corp.	2,289,555	3,831,463
Titan Wind Energy Suzhou Co. Ltd., A Shares	167,900	247,657
Tongcheng Travel Holdings Ltd.	1,524,903	4,027,601
TongFu Microelectronics Co. Ltd., A Shares	148,100	1,122,692
Tonghua Dongbao Pharmaceutical Co. Ltd., A Shares	121,000	158,373
Tongkun Group Co. Ltd., A Shares	224,000	793,039
Tongling Nonferrous Metals Group Co. Ltd., A Shares	906,700	1,047,987
Tongwei Co. Ltd., A Shares *(b)	381,200	1,008,992
Topchoice Medical Corp., A Shares	42,998	316,928
Topsec Technologies Group, Inc., A Shares	156,800	199,517
Topsports International Holdings Ltd.	3,554,416	1,431,372
Towngas Smart Energy Co. Ltd. *	1,573,382	782,452
TravelSky Technology Ltd., H Shares	1,134,936	1,556,843
Triangle Tyre Co. Ltd., A Shares	88,400	200,098
Trina Solar Co. Ltd., A Shares *	213,856	595,040
Trip.com Group Ltd.	713,268	37,513,785
Tsinghua Tongfang Co. Ltd., A Shares *	288,600	400,454
Tsingtao Brewery Co. Ltd., A Shares	69,800	635,544
Tsingtao Brewery Co. Ltd., H Shares	739,264	5,008,980
Unigroup Guoxin Microelectronics Co. Ltd., A Shares	81,679	948,828
Uni-President China Holdings Ltd.	1,543,875	1,523,713
Unisplendour Corp. Ltd., A Shares	246,800	933,472
United Nova Technology Co. Ltd., A Shares *	536,932	608,860
Universal Scientific Industrial Shanghai Co. Ltd., A Shares	156,500	1,086,460
Valiant Co. Ltd., A Shares	84,400	219,952
Vanchip Tianjin Technology Co. Ltd., A Shares *	21,658	124,186
Verisilicon Microelectronics Shanghai Co. Ltd., A Shares *	48,078	1,945,712
Victory Giant Technology Huizhou Co. Ltd., A Shares	72,200	3,199,745
Vipshop Holdings Ltd., ADR	269,503	4,694,742
Visual China Group Co. Ltd., A Shares	48,000	182,180
Walvax Biotechnology Co. Ltd., A Shares	162,200	292,205
Wangfujing Group Co. Ltd., A Shares	82,500	166,662
Wangsu Science & Technology Co. Ltd., A Shares	229,600	675,993
Wanhua Chemical Group Co. Ltd., A Shares	270,100	3,661,225
Want Want China Holdings Ltd.	5,191,472	3,252,074
Wanxiang Qianchao Co. Ltd., A Shares	304,900	891,915
Weibo Corp., Class A	88,665	898,308
Weichai Power Co. Ltd., A Shares	581,100	2,359,668
Weichai Power Co. Ltd., H Shares	2,308,999	9,629,008
Weifu High-Technology Group Co. Ltd., A Shares	89,000	329,490
Weihai Guangwei Composites Co. Ltd., A Shares	73,120	432,694
SECURITY	NUMBER OF SHARES	VALUE ($)
Wens Foodstuff Group Co. Ltd., A Shares	562,520	1,310,188
Western Mining Co. Ltd., A Shares	218,400	1,102,998
Western Securities Co. Ltd., A Shares	432,700	504,540
Western Superconducting Technologies Co. Ltd., A Shares	63,280	832,493
Wingtech Technology Co. Ltd., A Shares *	110,400	539,055
Winner Medical Co. Ltd., A Shares	43,600	226,932
Winning Health Technology Group Co. Ltd., A Shares	212,700	333,579
Wintime Energy Group Co. Ltd., A Shares *	1,528,100	407,588
Wolong Electric Group Co. Ltd., A Shares	145,440	951,384
Wonders Information Co. Ltd., A Shares *	115,200	112,330
Wuchan Zhongda Group Co. Ltd., A Shares	443,443	378,105
Wuhan Guide Infrared Co. Ltd., A Shares *	365,036	827,874
Wuliangye Yibin Co. Ltd., A Shares	330,800	5,016,797
WUS Printed Circuit Kunshan Co. Ltd., A Shares	155,500	1,894,766
WuXi AppTec Co. Ltd., A Shares	206,751	2,953,500
WuXi AppTec Co. Ltd., H Shares	519,025	7,896,036
Wuxi Autowell Technology Co. Ltd., A Shares	20,787	296,827
Wuxi Biologics Cayman, Inc. *	4,168,030	21,431,213
WuXi XDC Cayman, Inc. *	468,640	3,783,438
XCMG Construction Machinery Co. Ltd., A Shares	1,064,700	1,902,552
Xiamen C & D, Inc., A Shares	328,600	465,056
Xiamen Faratronic Co. Ltd., A Shares	22,000	373,534
Xiamen Intretech, Inc., A Shares	102,400	351,189
Xiamen ITG Group Corp. Ltd., A Shares	178,800	175,389
Xiamen Tungsten Co. Ltd., A Shares	120,800	1,235,132
Xi'An Shaangu Power Co. Ltd., A Shares	182,800	319,192
Xiangcai Co. Ltd., A Shares *	198,500	305,523
Xiaomi Corp., B Shares *	20,585,630	91,846,677
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	530,509	695,847
Xinjiang Daqo New Energy Co. Ltd., A Shares *	160,595	559,434
Xinxing Ductile Iron Pipes Co. Ltd., A Shares	337,600	257,841
Xinyi Solar Holdings Ltd.	5,372,827	2,376,582
XPeng, Inc., A Shares *	1,740,947	15,212,407
Xtep International Holdings Ltd.	1,467,797	1,000,154
Xuji Electric Co. Ltd., A Shares	91,400	424,968
Yadea Group Holdings Ltd.	1,402,845	2,046,299
Yangling Metron New Material, Inc., A Shares	72,100	199,878
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., A Shares	27,200	917,027
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., H Shares (a)	409,970	7,798,820
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares	49,900	635,669
Yangzijiang Financial Holding Ltd.	3,211,288	787,049
Yangzijiang Shipbuilding Holdings Ltd.	3,219,894	11,048,219
Yankuang Energy Group Co. Ltd., A Shares	528,690	1,365,475
See financial notes
64
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yankuang Energy Group Co. Ltd., H Shares	3,802,034	6,804,840
Yantai Changyu Pioneer Wine Co. Ltd., A Shares	62,483	187,698
Yantai Eddie Precision Machinery Co. Ltd., A Shares	86,520	306,311
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	102,500	1,751,982
Yealink Network Technology Corp. Ltd., A Shares	104,930	574,745
Yifan Pharmaceutical Co. Ltd., A Shares	124,700	242,461
Yifeng Pharmacy Chain Co. Ltd., A Shares	114,676	406,161
Yihai International Holding Ltd.	633,010	1,319,892
Yihai Kerry Arawana Holdings Co. Ltd., A Shares	90,100	386,224
Yili Chuanning Biotechnology Co. Ltd., A Shares	112,400	185,944
Yixintang Pharmaceutical Group Co. Ltd., A Shares	57,800	114,321
Yonfer Agricultural Technology Co. Ltd., A Shares	104,800	279,532
Yonghui Superstores Co. Ltd., A Shares *	681,200	421,971
YongXing Special Materials Technology Co. Ltd., A Shares	41,860	395,971
Yonyou Network Technology Co. Ltd., A Shares *	334,740	693,787
Youngor Fashion Co. Ltd., A Shares	470,100	501,557
Youngy Co. Ltd., A Shares	27,400	238,341
YTO Express Group Co. Ltd., A Shares	271,800	776,866
Yuan Longping High-tech Agriculture Co. Ltd., A Shares	116,200	169,366
Yuexiu Property Co. Ltd.	1,649,059	969,768
Yum China Holdings, Inc.	418,660	23,185,890
YUNDA Holding Group Co. Ltd., A Shares	137,400	142,589
Yuneng Technology Co. Ltd., A Shares	13,003	100,921
Yunnan Aluminium Co. Ltd., A Shares	336,600	1,530,691
Yunnan Baiyao Group Co. Ltd., A Shares	155,840	1,273,132
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares	18,000	123,649
Yunnan Chihong Zinc&Germanium Co. Ltd., A Shares	471,300	757,691
Yunnan Copper Co. Ltd., A Shares	108,300	404,099
Yunnan Energy New Material Group Co. Ltd., A Shares *	76,600	691,431
Yunnan Tin Co. Ltd., A Shares	103,300	667,899
Yunnan Yuntianhua Co. Ltd., A Shares	143,700	929,320
Yutong Bus Co. Ltd., A Shares	186,800	808,362
Zai Lab Ltd. *	1,224,376	2,357,293
Zangge Mining Co. Ltd., A Shares	131,100	1,646,369
ZCZL Industrial Technology Group Co. Ltd., A Shares	162,400	593,179
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	51,800	1,232,467
Zhaojin Mining Industry Co. Ltd., H Shares	2,065,310	9,109,157
Zhefu Holding Group Co. Ltd., A Shares	534,600	406,741
Zhejiang China Commodities City Group Co. Ltd., A Shares	447,900	970,105
SECURITY	NUMBER OF SHARES	VALUE ($)
Zhejiang Chint Electrics Co. Ltd., A Shares	183,800	885,125
Zhejiang Crystal-Optech Co. Ltd., A Shares	132,400	544,197
Zhejiang Dahua Technology Co. Ltd., A Shares	290,600	815,776
Zhejiang Daily Digital Culture Group Co. Ltd., A Shares	103,200	215,699
Zhejiang Dingli Machinery Co. Ltd., A Shares	34,600	298,953
Zhejiang Expressway Co. Ltd., H Shares (a)	2,042,086	1,788,292
Zhejiang Hailiang Co. Ltd., A Shares	123,600	265,003
Zhejiang HangKe Technology, Inc. Co., A Shares	44,364	193,469
Zhejiang Huace Film & Television Co. Ltd., A Shares	223,900	280,328
Zhejiang Huahai Pharmaceutical Co. Ltd., A Shares	140,250	326,866
Zhejiang Huayou Cobalt Co. Ltd., A Shares	159,860	1,831,858
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	127,800	1,038,285
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	74,200	190,775
Zhejiang Juhua Co. Ltd., A Shares	201,800	1,223,583
Zhejiang Leapmotor Technology Co. Ltd., Class H *	855,194	4,482,521
Zhejiang Longsheng Group Co. Ltd., A Shares	331,300	791,442
Zhejiang Medicine Co. Ltd., A Shares	86,200	204,667
Zhejiang NHU Co. Ltd., A Shares	285,468	1,310,650
Zhejiang Sanhua Intelligent Controls Co. Ltd., A Shares	215,220	1,606,410
Zhejiang Sanhua Intelligent Controls Co. Ltd., H Shares (a)	349,200	1,510,701
Zhejiang Supor Co. Ltd., A Shares	46,200	299,655
Zhejiang Wanfeng Auto Wheel Co. Ltd., A Shares	159,400	379,629
Zhejiang Wanliyang Co. Ltd., A Shares	170,900	236,887
Zhejiang Weiming Environment Protection Co. Ltd., A Shares	169,600	696,109
Zhejiang Weixing New Building Materials Co. Ltd., A Shares	155,300	277,738
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A Shares	54,100	211,483
Zhejiang Yongtai Technology Co. Ltd., A Shares *	96,200	345,770
Zhejiang Zheneng Electric Power Co. Ltd., A Shares	788,700	612,714
Zheshang Securities Co. Ltd., A Shares	328,200	510,413
ZhongAn Online P&C Insurance Co. Ltd., H Shares *	1,185,057	2,322,497
Zhongji Innolight Co. Ltd., A Shares	92,260	7,180,813
Zhongjin Gold Corp. Ltd., A Shares	462,600	2,146,830
Zhongshan Public Utilities Group Co. Ltd., A Shares	180,100	317,627
Zhongsheng Group Holdings Ltd.	876,458	1,160,820
Zhongtai Securities Co. Ltd., A Shares	608,500	568,509
Zhuhai Huafa Properties Co. Ltd., A Shares	209,400	131,545
Zhuzhou CRRC Times Electric Co. Ltd., A Shares	51,276	443,935
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
65

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	497,743	2,824,011
Zhuzhou Hongda Electronics Corp. Ltd., A Shares	41,900	326,667
Zhuzhou Kibing Group Co. Ltd., A Shares	203,000	223,093
Zijin Mining Group Co. Ltd., A Shares	1,781,400	10,268,969
Zijin Mining Group Co. Ltd., H Shares	7,166,180	41,226,274
ZJLD Group, Inc. (a)	715,161	835,649
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	495,300	721,195
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (a)	1,684,744	2,252,887
ZTE Corp., A Shares	354,800	1,998,720
ZTE Corp., H Shares (a)	920,075	3,204,086
ZTO Express Cayman, Inc.	524,615	12,843,499
		3,744,135,319

Colombia 0.1%
Cementos Argos SA	782,961	2,481,093
Ecopetrol SA	5,388,152	3,213,985
Interconexion Electrica SA ESP	523,169	3,831,163
		9,526,241

Czech Republic 0.2%
CEZ AS	169,169	9,605,551
Colt CZ Group SE	17,540	756,569
Komercni Banka AS	87,510	5,011,539
Moneta Money Bank AS	375,950	3,609,706
		18,983,365

Egypt 0.1%
Commercial International Bank - Egypt (CIB), GDR	3,258,035	8,682,663

Greece 0.8%
Aegean Airlines SA	36,024	583,560
Aktor SA Holding Co. Technical & Energy Projects *	79,288	986,706
Alpha Bank SA	2,481,865	10,900,860
Athens International Airport SA	67,556	912,493
Athens Water Supply & Sewage Co. SA	54,829	507,535
Autohellas Tourist & Trading SA	29,270	439,592
Ballys Intralot SA *	807,968	897,684
Bank of Cyprus Holdings PLC	468,891	5,126,519
Cenergy Holdings SA	82,186	2,134,815
Ellaktor SA	129,971	197,652
Eurobank SA	3,013,862	13,949,193
FF Group *(b)	50,437	0
GEK Terna SA	75,111	3,199,704
Hellenic Telecommunications Organization SA	190,616	3,938,556
HELLENiQ ENERGY Holdings SA	132,176	1,374,891
Holding Co. ADMIE IPTO SA	183,410	661,567
Jumbo SA	134,995	3,956,026
LAMDA Development SA *	122,422	1,010,360
Motor Oil Hellas Corinth Refineries SA	81,461	3,527,920
National Bank of Greece SA	988,632	16,090,928
OPAP Holding SA	219,478	4,094,376
Optima bank SA	227,364	2,625,429
Piraeus Bank SA *	1,262,651	12,105,397
Piraeus Port Authority SA	7,123	317,062
SECURITY	NUMBER OF SHARES	VALUE ($)
Public Power Corp. SA	225,384	5,029,497
Quest Holdings SA	39,700	320,148
Sarantis SA	44,281	765,417
Titan SA	47,360	2,935,693
Viohalco SA	63,247	1,178,383
		99,767,963

Hong Kong 0.0%
China Huishan Dairy Holdings Co. Ltd. *(b)	3,872,695	0

Hungary 0.4%
4iG Nyrt *	33,378	367,609
Magyar Telekom Telecommunications PLC	386,162	2,619,554
MOL Hungarian Oil & Gas PLC	533,680	5,899,420
Opus Global Nyrt	490,163	833,950
OTP Bank Nyrt	275,181	33,893,884
Richter Gedeon Nyrt	175,338	6,559,643
		50,174,060

Iceland 0.1%
Alvotech SA *	133,299	530,827
Arion Banki Hf.	1,631,369	2,677,786
Eimskipafelag Islands Hf.	169,064	342,190
Festi Hf.	301,147	842,439
Hagar Hf.	1,501,201	1,469,828
Islandsbanki Hf.	2,344,832	2,652,743
Kvika banki Hf.	4,995,158	778,824
Reitir fasteignafelag Hf.	937,279	994,808
		10,289,445

India 16.8%
360 ONE WAM Ltd.	290,299	3,521,512
3M India Ltd.	3,885	1,601,593
Aarti Industries Ltd.	268,168	1,318,051
ABB India Ltd.	63,865	4,263,224
ACC Ltd.	67,525	1,181,922
Adani Energy Solutions Ltd. *	376,925	4,190,967
Adani Enterprises Ltd.	312,100	7,416,197
Adani Green Energy Ltd. *	374,348	3,898,145
Adani Ports & Special Economic Zone Ltd.	877,591	14,672,136
Adani Power Ltd. *	6,348,730	9,777,503
Adani Total Gas Ltd.	270,617	1,522,990
Aditya Birla Capital Ltd. *	770,612	2,917,655
AIA Engineering Ltd.	41,787	1,769,108
Ajanta Pharma Ltd.	47,080	1,549,336
Alkem Laboratories Ltd.	46,593	2,888,240
Ambuja Cements Ltd.	966,501	5,316,081
Apar Industries Ltd.	19,847	2,439,091
APL Apollo Tubes Ltd.	210,105	5,160,694
Apollo Hospitals Enterprise Ltd.	118,517	10,189,261
Ashok Leyland Ltd.	3,390,222	7,866,623
Asian Paints Ltd.	547,103	14,289,731
Astral Ltd.	148,523	2,722,925
AU Small Finance Bank Ltd.	428,488	4,513,722
Aurobindo Pharma Ltd.	334,108	4,481,888
Authum Investment & Infrastucture Ltd.	197,890	1,048,112
Avenue Supermarts Ltd. *	174,626	7,385,345
AWL Agri Business Ltd. *	423,411	880,087
Axis Bank Ltd.	2,745,677	41,766,312
Bajaj Auto Ltd.	79,857	8,753,646
See financial notes
66
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bajaj Finance Ltd.	3,369,597	36,886,348
Bajaj Finserv Ltd.	456,733	10,007,574
Bajaj Holdings & Investment Ltd.	33,229	3,946,152
Bajaj Housing Finance Ltd. *	1,167,029	1,116,535
Balkrishna Industries Ltd.	100,611	2,636,365
Bandhan Bank Ltd.	964,314	1,928,919
Bank of Baroda	1,171,419	4,145,459
Bank of India	973,216	1,883,290
Bank of Maharashtra	2,077,987	1,707,592
Bata India Ltd.	73,603	638,329
Bayer CropScience Ltd.	17,888	918,700
Berger Paints India Ltd.	339,801	1,703,557
Bharat Dynamics Ltd.	115,179	1,601,786
Bharat Electronics Ltd.	4,414,982	21,580,825
Bharat Forge Ltd.	312,449	6,563,829
Bharat Heavy Electricals Ltd.	1,662,439	4,841,519
Bharat Petroleum Corp. Ltd.	2,405,596	10,190,755
Bharti Airtel Ltd.	3,342,845	69,053,282
Bharti Airtel Ltd. - Partly Paid Shares (b)	208,885	3,393,660
Bharti Hexacom Ltd.	83,157	1,468,790
Biocon Ltd.	732,979	3,140,547
Blue Star Ltd.	147,372	3,144,541
Bosch Ltd.	10,455	4,185,965
Britannia Industries Ltd.	142,819	9,423,020
BSE Ltd.	240,872	7,167,416
Canara Bank	2,185,066	3,779,710
Castrol India Ltd.	598,934	1,230,505
Central Bank of India Ltd.	725,130	319,380
Central Depository Services India Ltd.	121,032	1,692,496
CG Power & Industrial Solutions Ltd.	783,843	6,248,256
Cholamandalam Financial Holdings Ltd.	110,875	1,991,518
Cholamandalam Investment & Finance Co. Ltd.	501,933	9,549,148
Cipla Ltd.	693,177	10,272,365
Coal India Ltd.	2,775,599	13,138,723
Cochin Shipyard Ltd.	99,432	1,630,345
Coforge Ltd.	387,480	5,050,481
Colgate-Palmolive India Ltd.	155,399	3,850,973
Container Corp. of India Ltd.	409,585	2,231,470
Coromandel International Ltd.	142,889	3,486,774
CRISIL Ltd.	22,751	1,094,434
Cummins India Ltd.	164,636	8,864,253
Dabur India Ltd.	742,701	4,232,868
Dalmia Bharat Ltd.	92,269	2,021,320
Deepak Nitrite Ltd.	90,963	1,580,470
Divi's Laboratories Ltd.	154,407	10,876,655
Dixon Technologies India Ltd.	43,899	5,080,102
DLF Ltd.	786,240	5,218,626
Dr. Lal PathLabs Ltd.	106,027	1,631,494
Dr. Reddy's Laboratories Ltd.	717,001	10,137,573
Eicher Motors Ltd.	159,396	14,034,890
Emami Ltd.	227,283	1,155,699
Embassy Office Parks REIT	1,064,175	4,971,696
Endurance Technologies Ltd.	37,826	1,106,679
Escorts Kubota Ltd.	33,837	1,308,681
Eternal Ltd. *	5,436,072	14,717,078
Exide Industries Ltd.	487,380	1,790,919
Federal Bank Ltd.	2,242,543	7,391,231
Fortis Healthcare Ltd.	599,149	6,208,080
FSN E-Commerce Ventures Ltd. *	1,398,108	4,079,853
GAIL India Ltd.	3,107,021	5,789,789
GE Vernova T&D India Ltd.	145,465	6,156,215
General Insurance Corp. of India	365,014	1,536,869
GlaxoSmithKline Pharmaceuticals Ltd.	50,667	1,432,190
Glenmark Pharmaceuticals Ltd.	163,219	3,833,418
SECURITY	NUMBER OF SHARES	VALUE ($)
GMR Airports Ltd. *	3,163,445	3,499,127
Godfrey Phillips India Ltd.	46,669	1,085,158
Godrej Consumer Products Ltd.	482,431	6,456,188
Godrej Industries Ltd. *	53,571	584,754
Godrej Properties Ltd. *	173,526	3,301,669
Grasim Industries Ltd.	411,383	12,660,339
Gujarat Fluorochemicals Ltd.	42,788	1,638,268
Gujarat Gas Ltd.	203,645	911,941
Havells India Ltd.	266,500	4,092,575
HCL Technologies Ltd.	1,269,095	19,377,583
HDB Financial Services Ltd.	163,559	1,267,913
HDFC Asset Management Co. Ltd.	239,756	7,111,807
HDFC Bank Ltd.	13,611,944	132,825,911
HDFC Life Insurance Co. Ltd.	1,139,182	8,956,809
Hero MotoCorp Ltd.	156,112	9,798,156
Hexaware Technologies Ltd.	141,675	737,370
Hindalco Industries Ltd.	1,733,252	17,617,105
Hindustan Aeronautics Ltd.	229,348	9,865,043
Hindustan Petroleum Corp. Ltd.	1,124,396	5,422,610
Hindustan Unilever Ltd.	1,072,007	27,550,702
Hindustan Zinc Ltd.	536,008	3,557,430
Hitachi Energy India Ltd.	15,594	4,381,515
Honeywell Automation India Ltd.	2,225	757,553
Housing & Urban Development Corp. Ltd.	552,974	1,135,108
Hyundai Motor India Ltd.	170,796	4,065,255
ICICI Bank Ltd.	6,308,214	95,611,726
ICICI Lombard General Insurance Co. Ltd.	296,251	6,191,960
ICICI Prudential Life Insurance Co. Ltd.	469,730	3,379,325
IDBI Bank Ltd.	722,213	920,943
IDFC First Bank Ltd.	4,868,259	3,932,012
Indian Bank	330,903	3,602,692
Indian Hotels Co. Ltd.	1,009,047	7,398,467
Indian Oil Corp. Ltd.	4,566,283	9,409,501
Indian Overseas Bank *	777,405	311,470
Indian Railway Catering & Tourism Corp. Ltd.	364,824	2,283,953
Indian Railway Finance Corp. Ltd.	2,063,464	2,348,654
Indian Renewable Energy Development Agency Ltd. *	928,409	1,247,556
Indraprastha Gas Ltd.	807,134	1,515,856
Indus Towers Ltd. *	1,544,136	7,721,847
IndusInd Bank Ltd. *	317,828	3,342,432
Info Edge India Ltd.	414,333	4,689,106
Infosys Ltd.	4,225,440	60,383,831
InterGlobe Aviation Ltd.	226,990	12,044,090
Ipca Laboratories Ltd.	162,440	2,729,883
IRB Infrastructure Developers Ltd.	2,396,996	1,098,954
ITC Hotels Ltd. *	1,305,795	2,527,014
ITC Ltd.	3,621,026	12,481,870
Jindal Stainless Ltd.	360,540	3,076,685
Jindal Steel Ltd.	431,177	5,896,818
Jio Financial Services Ltd.	3,693,205	10,368,031
JK Cement Ltd.	38,636	2,402,003
JSW Energy Ltd.	650,973	3,490,055
JSW Infrastructure Ltd.	385,824	1,080,589
JSW Steel Ltd.	1,059,665	14,730,859
Jubilant Foodworks Ltd.	439,226	2,510,035
Kalyan Jewellers India Ltd.	485,455	2,188,319
Kansai Nerolac Paints Ltd.	269,715	603,341
Kaynes Technology India Ltd. *	33,119	1,403,921
KEI Industries Ltd.	68,279	3,812,914
Kotak Mahindra Bank Ltd.	6,559,430	29,936,113
KPIT Technologies Ltd.	164,193	1,391,673
L&T Finance Ltd.	1,004,513	3,135,230
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
67

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
L&T Technology Services Ltd.	34,223	1,321,277
Larsen & Toubro Ltd.	808,264	38,009,875
Laurus Labs Ltd.	430,232	5,087,521
LIC Housing Finance Ltd.	300,982	1,779,069
Linde India Ltd.	23,844	1,763,868
Lloyds Metals & Energy Ltd.	120,563	1,633,989
Lodha Developers Ltd.	333,772	3,625,673
LTIMindtree Ltd.	111,695	5,478,167
Lupin Ltd.	289,920	7,335,616
Mahindra & Mahindra Financial Services Ltd.	739,837	3,043,882
Mahindra & Mahindra Ltd.	1,115,674	41,663,520
Mangalore Refinery & Petrochemicals Ltd. *	263,836	570,296
Mankind Pharma Ltd.	136,119	3,362,867
Marico Ltd.	627,494	5,439,586
Maruti Suzuki India Ltd.	158,287	25,849,273
Max Financial Services Ltd. *	309,481	6,168,784
Max Healthcare Institute Ltd.	890,572	10,689,164
Mazagon Dock Shipbuilders Ltd.	90,892	2,222,840
Metro Brands Ltd.	72,836	845,919
Motilal Oswal Financial Services Ltd.	174,059	1,387,383
Mphasis Ltd.	144,132	3,638,303
MRF Ltd.	2,708	4,196,561
Multi Commodity Exchange of India Ltd.	151,200	4,060,697
Muthoot Finance Ltd.	127,525	4,700,733
Narayana Hrudayalaya Ltd.	69,450	1,397,684
National Aluminium Co. Ltd.	1,064,926	4,150,784
Nestle India Ltd.	862,468	12,245,503
New India Assurance Co. Ltd.	228,150	369,399
NHPC Ltd.	3,839,062	3,178,814
Nippon Life India Asset Management Ltd.	216,439	2,215,391
NLC India Ltd.	413,379	1,181,618
NMDC Ltd.	3,961,085	3,558,941
NTPC Green Energy Ltd. *	1,038,908	1,029,358
NTPC Ltd.	5,692,456	23,895,785
Oberoi Realty Ltd.	146,044	2,444,548
Oil & Natural Gas Corp. Ltd.	4,656,773	14,316,917
Oil India Ltd.	635,313	3,379,211
One 97 Communications Ltd. *	489,726	5,912,159
Oracle Financial Services Software Ltd.	30,242	2,304,311
Page Industries Ltd.	6,335	2,235,934
Patanjali Foods Ltd.	387,838	2,165,639
PB Fintech Ltd. *	408,721	6,656,254
Persistent Systems Ltd.	125,397	6,523,725
Petronet LNG Ltd.	951,495	3,382,350
Phoenix Mills Ltd.	219,476	4,001,296
PI Industries Ltd.	99,827	3,420,571
Pidilite Industries Ltd.	390,368	6,401,990
Piramal Finance Ltd. *	134,915	2,578,291
Polycab India Ltd.	62,055	5,873,231
Poonawalla Fincorp Ltd. *	306,251	1,530,981
Power Finance Corp. Ltd.	1,746,270	7,942,804
Power Grid Corp. of India Ltd.	5,349,546	17,561,088
Premier Energies Ltd.	139,694	1,122,450
Prestige Estates Projects Ltd.	186,165	2,850,500
Punjab National Bank	2,698,444	3,839,316
Rail Vikas Nigam Ltd.	688,562	2,394,324
RBL Bank Ltd.	527,541	1,854,124
REC Ltd.	1,476,384	5,676,637
Relaxo Footwears Ltd.	92,130	352,515
Reliance Industries Ltd.	8,175,580	125,262,813
Samvardhana Motherson International Ltd.	5,468,821	8,015,417
SECURITY	NUMBER OF SHARES	VALUE ($)
SBI Cards & Payment Services Ltd. *	348,156	2,963,543
SBI Life Insurance Co. Ltd.	522,497	11,700,096
Schaeffler India Ltd.	49,468	2,369,211
Shree Cement Ltd.	12,182	3,491,523
Shriram Finance Ltd.	1,484,772	17,616,278
Siemens Energy India Ltd.	100,941	3,251,925
Siemens Ltd. *	107,346	4,033,723
SJVN Ltd.	621,604	498,985
Solar Industries India Ltd.	28,892	4,288,565
Sona Blw Precision Forgings Ltd.	542,295	3,186,070
SRF Ltd.	171,204	4,821,686
Star Health & Allied Insurance Co. Ltd. *	298,996	1,529,879
State Bank of India	2,231,938	29,481,539
Steel Authority of India Ltd.	1,718,060	3,129,385
Sun Pharmaceutical Industries Ltd.	1,286,077	24,554,933
Sun TV Network Ltd.	161,382	1,148,861
Sundaram Finance Ltd.	81,807	4,954,212
Supreme Industries Ltd.	69,997	3,058,513
Suzlon Energy Ltd. *	13,002,235	6,098,354
Swiggy Ltd. *	1,301,229	4,315,916
Syngene International Ltd.	240,372	1,115,512
Tata Communications Ltd.	137,726	2,418,404
Tata Consultancy Services Ltd.	1,222,888	35,451,503
Tata Consumer Products Ltd.	782,275	9,811,086
Tata Elxsi Ltd.	41,822	2,074,637
Tata Motors Ltd. *	2,461,202	13,670,000
Tata Motors Passenger Vehicles Ltd.	2,464,807	10,367,084
Tata Power Co. Ltd.	2,010,998	8,345,610
Tata Steel Ltd.	9,954,664	23,233,248
Tata Technologies Ltd.	204,521	1,316,133
Tata Teleservices Maharashtra Ltd. *	690,147	315,502
Tech Mahindra Ltd.	749,685	11,188,879
Thermax Ltd.	37,350	1,280,003
Titan Co. Ltd.	440,291	20,943,480
Torrent Pharmaceuticals Ltd.	124,192	5,915,403
Torrent Power Ltd.	225,965	3,890,593
Trent Ltd.	217,074	9,304,407
Tube Investments of India Ltd.	129,926	3,932,216
TVS Motor Co. Ltd.	280,457	11,929,316
UltraTech Cement Ltd.	143,348	19,974,692
Union Bank of India Ltd.	1,787,588	3,974,394
United Breweries Ltd.	90,782	1,601,573
United Spirits Ltd.	360,260	5,467,878
UNO Minda Ltd.	220,054	2,874,752
UPL Ltd.	662,703	4,643,046
Varun Beverages Ltd.	1,598,306	7,930,370
Vedant Fashions Ltd.	70,362	301,591
Vedanta Ltd.	1,935,501	15,283,812
Vishal Mega Mart Ltd. *	2,787,434	3,608,678
Vodafone Idea Ltd. *	31,584,489	3,676,561
Voltas Ltd.	274,785	4,715,756
WAAREE Energies Ltd.	98,421	2,931,007
Whirlpool of India Ltd.	69,278	701,985
Wipro Ltd.	3,409,757	7,531,908
Yes Bank Ltd. *	28,416,669	6,471,946
Zee Entertainment Enterprises Ltd.	1,218,178	1,170,961
Zydus Lifesciences Ltd.	295,278	2,991,525
		2,099,103,879

Indonesia 1.1%
Alamtri Resources Indonesia Tbk. PT	11,119,596	1,552,034
Amman Mineral Internasional PT *	14,478,327	6,606,573
Astra International Tbk. PT	23,998,964	9,555,209
Avia Avian Tbk. PT	23,403,852	614,238
Bank Central Asia Tbk. PT	58,528,810	25,048,864
Bank Mandiri Persero Tbk. PT	51,155,293	16,095,686
See financial notes
68
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bank Negara Indonesia Persero Tbk. PT	14,483,175	3,801,132
Bank Rakyat Indonesia Persero Tbk. PT	79,218,094	18,475,559
Bank Syariah Indonesia Tbk. PT	4,906,959	690,750
Barito Pacific Tbk. PT *	25,167,595	2,987,385
Bukit Asam Persero Tbk. PT	3,850,243	597,115
Bumi Serpong Damai Tbk. PT *	7,461,298	369,393
Charoen Pokphand Indonesia Tbk. PT	9,100,536	2,307,025
Dayamitra Telekomunikasi PT	27,749,255	868,975
Dian Swastatika Sentosa Tbk. PT *	1,446,605	6,810,218
Elang Mahkota Teknologi Tbk. PT	21,714,729	1,152,765
GoTo Gojek Tokopedia Tbk. PT *	955,443,440	3,476,412
Gudang Garam Tbk. PT	607,062	626,434
Indah Kiat Pulp & Paper Tbk. PT	2,891,423	2,000,627
Indocement Tunggal Prakarsa Tbk. PT	1,411,846	522,126
Indofood CBP Sukses Makmur Tbk. PT	2,731,019	1,278,765
Indofood Sukses Makmur Tbk. PT	4,804,686	1,848,507
Indosat Tbk. PT	7,418,328	1,022,150
Jasa Marga Persero Tbk. PT	1,732,157	382,283
Kalbe Farma Tbk. PT	23,340,108	1,531,412
Mayora Indah Tbk. PT	4,396,890	553,381
Merdeka Copper Gold Tbk. PT *	14,693,532	3,286,654
Perusahaan Gas Negara Persero Tbk. PT	13,118,707	1,870,189
Petrindo Jaya Kreasi Tbk. PT	18,771,840	1,791,527
Sarana Menara Nusantara Tbk. PT	25,196,560	758,978
Semen Indonesia Persero Tbk. PT	3,758,524	654,631
Sumber Alfaria Trijaya Tbk. PT	23,661,264	2,356,953
Telkom Indonesia Persero Tbk. PT, Class B	50,890,320	10,745,704
Tower Bersama Infrastructure Tbk. PT	5,791,747	576,929
Trimegah Bangun Persada Tbk. PT	8,705,981	799,714
Unilever Indonesia Tbk. PT	7,773,561	1,103,554
United Tractors Tbk. PT	1,488,221	2,538,808
Vale Indonesia Tbk. PT	1,761,110	829,870
XLSMART Telecom Sejahtera Tbk. PT	5,086,824	961,839
		139,050,368

Kuwait 0.7%
Agility Public Warehousing Co. KSCC	1,910,977	859,566
Boubyan Bank KSCP	2,102,588	4,653,381
Burgan Bank SAK	1,777,915	1,193,776
Gulf Bank KSCP	2,571,304	2,841,174
Kuwait Finance House KSCP	14,920,752	39,101,319
Mabanee Co. KPSC	841,860	2,689,122
Mobile Telecommunications Co. KSCP	2,702,369	4,774,068
National Bank of Kuwait SAKP	9,938,747	30,548,365
Warba Bank KSCP	2,098,367	1,969,784
		88,630,555

Malaysia 1.6%
99 Speed Mart Retail Holdings Bhd.	1,479,000	1,307,571
Alliance Bank Malaysia Bhd.	1,290,030	1,670,972
AMMB Holdings Bhd.	3,385,372	5,594,434
Axiata Group Bhd.	5,724,677	3,354,475
CelcomDigi Bhd.	4,690,214	3,845,228
CIMB Group Holdings Bhd.	10,067,352	20,802,239
Dialog Group Bhd.	4,950,800	2,239,375
Fraser & Neave Holdings Bhd.	203,600	1,828,266
Gamuda Bhd.	6,026,214	6,489,292
Genting Bhd.	2,291,800	1,666,871
SECURITY	NUMBER OF SHARES	VALUE ($)
Genting Malaysia Bhd.	1,828,920	987,081
Hartalega Holdings Bhd. *	1,951,900	443,956
Hong Leong Bank Bhd.	750,307	4,489,115
Hong Leong Financial Group Bhd.	246,700	1,350,478
IHH Healthcare Bhd.	3,600,900	8,440,043
IJM Corp. Bhd.	4,076,736	2,629,814
IOI Corp. Bhd.	3,616,492	3,680,624
Kuala Lumpur Kepong Bhd.	615,564	3,005,838
Malayan Banking Bhd.	9,004,818	27,678,649
Maxis Bhd.	3,504,424	3,494,517
MISC Bhd.	2,385,200	4,946,945
Mr. DIY Group M Bhd.	4,582,400	2,108,069
Nestle Malaysia Bhd.	80,171	2,264,403
Petronas Chemicals Group Bhd.	3,334,300	2,570,779
Petronas Dagangan Bhd.	398,400	2,250,535
Petronas Gas Bhd.	1,094,636	5,052,599
PPB Group Bhd.	711,077	1,988,311
Press Metal Aluminium Holdings Bhd.	4,044,864	7,411,946
Public Bank Bhd.	17,661,970	22,378,184
QL Resources Bhd.	2,186,175	2,292,365
RHB Bank Bhd.	2,364,239	5,103,985
SD Guthrie Bhd.	4,032,408	5,958,968
Sime Darby Bhd.	5,199,600	3,260,608
Sunway Bhd.	2,860,400	4,307,876
Telekom Malaysia Bhd.	1,324,934	2,536,818
Tenaga Nasional Bhd.	5,487,274	20,279,363
Top Glove Corp. Bhd.	5,869,800	874,964
YTL Corp. Bhd.	4,492,336	2,124,363
YTL Power International Bhd.	3,136,700	2,281,383
		204,991,302

Mexico 2.5%
Alpek SAB de CV *	1,780,387	850,563
Alsea SAB de CV	612,890	2,163,958
America Movil SAB de CV, Series B	18,878,641	24,566,591
Arca Continental SAB de CV	1,024,178	12,338,232
Banco del Bajio SA	1,041,379	3,484,982
Becle SAB de CV	721,352	735,355
Cemex SAB de CV, Series CPO	17,989,476	22,541,736
Coca-Cola Femsa SAB de CV	586,868	6,529,699
Concentradora Fibra Danhos SA de CV	1,052,394	1,675,292
Corp. Inmobiliaria Vesta SAB de CV	979,929	3,612,513
El Puerto de Liverpool SAB de CV, Series C1	306,693	1,913,846
Fibra Uno Administracion SA de CV	3,218,223	5,596,259
Fomento Economico Mexicano SAB de CV	2,045,782	22,976,108
GCC SAB de CV	206,637	2,405,761
Gentera SAB de CV	1,197,927	3,490,879
Gruma SAB de CV, B Shares	185,173	3,322,696
Grupo Aeroportuario del Centro Norte SAB de CV	340,995	5,214,017
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	480,537	12,551,048
Grupo Aeroportuario del Sureste SAB de CV, B Shares	191,132	6,876,908
Grupo Bimbo SAB de CV, Series A	1,531,760	5,562,267
Grupo Carso SAB de CV, Series A1	650,444	5,101,559
Grupo Comercial Chedraui SA de CV	357,461	2,294,432
Grupo Financiero Banorte SAB de CV, O Shares	3,458,489	39,475,337
Grupo Financiero Inbursa SAB de CV, O Shares	2,329,625	5,930,348
Grupo Mexico SAB de CV, Series B	3,398,228	43,258,972
Industrias Penoles SAB de CV *	222,616	14,149,818
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
69

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kimberly-Clark de Mexico SAB de CV, A Shares	1,724,151	4,331,922
Megacable Holdings SAB de CV, Series CPO	798,673	3,098,420
Operadora De Sites Mexicanos SAB de CV, Class A-1	1,471,929	1,308,876
Orbia Advance Corp. SAB de CV *	1,188,466	1,409,775
Prologis Property Mexico SA de CV	1,331,819	6,546,859
Promotora y Operadora de Infraestructura SAB de CV	236,772	3,904,688
Qualitas Controladora SAB de CV	236,734	2,310,378
Regional SAB de CV	299,434	2,814,394
Sigma Foods SAB de CV, A Shares	3,012,569	3,387,958
Wal-Mart de Mexico SAB de CV	6,124,732	19,841,483
		307,573,929

Philippines 0.5%
Aboitiz Power Corp.	1,440,805	1,106,870
ACEN Corp.	10,205,442	497,309
Ayala Corp.	324,997	3,381,569
Ayala Land, Inc.	7,900,911	2,863,592
Bank of the Philippine Islands	2,472,133	4,972,989
BDO Unibank, Inc.	2,565,203	6,107,732
Bloomberry Resorts Corp.	4,418,990	209,972
Converge Information & Communications Technology Solutions, Inc.	3,107,220	775,929
DMCI Holdings, Inc.	5,490,826	918,867
Globe Telecom, Inc.	34,258	1,033,711
GT Capital Holdings, Inc.	126,561	1,470,491
International Container Terminal Services, Inc.	1,293,326	16,103,496
JG Summit Holdings, Inc.	3,200,913	1,665,263
Jollibee Foods Corp.	486,885	1,806,874
LT Group, Inc.	4,162,510	1,127,519
Manila Electric Co.	297,368	3,290,051
Megaworld Corp.	14,447,878	566,240
Metropolitan Bank & Trust Co.	2,065,636	2,758,241
Monde Nissin Corp.	6,327,833	723,150
PLDT, Inc.	108,115	2,624,833
Puregold Price Club, Inc.	1,174,576	855,496
Semirara Mining & Power Corp.	1,621,338	787,262
SM Prime Holdings, Inc.	11,683,985	4,356,294
Universal Robina Corp.	1,105,715	1,533,984
		61,537,734

Qatar 0.7%
Al Rayan Bank	7,222,074	4,625,618
Barwa Real Estate Co.	2,758,190	1,939,293
Commercial Bank PSQC	4,159,434	5,540,581
Dukhan Bank	2,024,709	1,995,793
Estithmar Holding QPSC *	598,176	621,998
Ezdan Holding Group QSC *	1,544,156	392,719
Industries Qatar QSC	2,398,912	7,965,627
Mesaieed Petrochemical Holding Co.	6,304,481	1,809,443
Nebras Energy	676,102	2,738,947
Ooredoo QPSC	1,145,855	4,264,305
Qatar Aluminum Manufacturing Co.	2,687,266	1,287,910
Qatar Fuel QSC	779,197	3,167,293
Qatar Gas Transport Co. Ltd.	3,387,789	4,587,146
Qatar International Islamic Bank QSC	1,167,607	3,633,339
Qatar Islamic Bank QPSC	2,121,188	13,807,239
Qatar National Bank QPSC	5,322,862	28,215,116
Qatar Navigation QSC	1,217,048	3,737,049
SECURITY	NUMBER OF SHARES	VALUE ($)
Vodafone Qatar PQSC *	1,869,004	1,366,975
		91,696,391

Russia 0.0%
Gazprom PJSC *(b)(c)	127,160	0
Sberbank of Russia PJSC *(b)(c)	107,550	0
		0

Saudi Arabia 3.3%
Abdullah Al Othaim Markets Co.	495,795	812,909
ACWA Power Co. *	269,050	11,899,916
Ades Holding Co.	406,297	1,942,175
Advanced Petrochemical Co. *	149,684	944,180
Al Rajhi Bank	2,361,306	63,582,582
Al Rajhi Co. for Co-operative Insurance *	57,461	1,141,285
Aldrees Petroleum & Transport Services Co.	59,248	1,848,094
Alinma Bank	1,425,247	10,631,691
Almarai Co. JSC	564,427	5,998,043
Arab National Bank	1,092,986	6,002,696
Arabian Centres Co.	306,944	1,479,524
Arabian Contracting Services Co. *	24,997	699,748
Arabian Drilling Co.	32,312	774,440
Arabian Internet & Communications Services Co.	26,860	1,339,097
Astra Industrial Group Co.	47,206	1,613,429
Bank AlBilad	900,082	6,143,085
Bank Al-Jazira	757,295	2,337,966
Banque Saudi Fransi	1,574,123	8,338,752
BinDawood Holding Co.	401,315	471,833
Bupa Arabia for Cooperative Insurance Co.	89,745	4,254,089
Catrion Catering Holding Co.	52,758	1,073,895
Co. for Cooperative Insurance	91,974	3,327,434
Dallah Healthcare Co.	48,970	1,301,637
Dar Al Arkan Real Estate Development Co. *	660,778	3,510,972
Dr. Soliman Abdel Kader Fakeeh Hospital Co.	54,335	431,968
Dr. Sulaiman Al Habib Medical Services Group Co.	122,594	7,549,978
Elm Co.	30,322	5,181,797
Emaar Economic City *	226,403	516,075
Etihad Etisalat Co.	448,327	7,685,469
flynas Co. SJSC *	45,920	716,180
Jabal Omar Development Co. *	662,544	2,631,876
Jamjoom Pharmaceuticals Factory Co.	29,629	1,066,388
Jarir Marketing Co.	731,055	2,726,668
Leejam Sports Co. JSC	26,325	576,555
Makkah Construction & Development Co.	98,537	2,051,705
Mobile Telecommunications Co. Saudi Arabia	518,858	1,588,016
Mouwasat Medical Services Co.	117,994	2,002,271
Nahdi Medical Co.	65,410	1,735,129
National Industrialization Co., Class C *	397,371	888,838
Power & Water Utility Co. for Jubail & Yanbu *	89,452	745,493
Qassim Cement Co.	57,269	647,061
Rabigh Refining & Petrochemical Co. *	555,858	1,078,847
Riyad Bank	1,766,566	13,083,581
Riyadh Cables Group Co.	85,058	2,671,314
See financial notes
70
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SABIC Agri-Nutrients Co.	274,024	9,044,275
Sahara International Petrochemical Co.	427,297	1,580,050
SAL Saudi Logistics Services	43,757	1,889,849
Saudi Arabian Mining Co. *	1,594,890	29,849,177
Saudi Arabian Oil Co.	7,202,911	47,931,072
Saudi Aramco Base Oil Co.	49,233	1,199,028
Saudi Awwal Bank	1,222,346	11,151,638
Saudi Basic Industries Corp.	1,072,155	15,492,495
Saudi Cement Co.	100,166	878,579
Saudi Electricity Co.	938,427	3,387,534
Saudi Ground Services Co.	103,451	893,602
Saudi Industrial Investment Group	401,819	1,381,926
Saudi Investment Bank	810,395	2,916,722
Saudi Kayan Petrochemical Co. *	917,593	1,176,684
Saudi National Bank	3,497,926	38,868,953
Saudi Real Estate Co. *	175,970	617,858
Saudi Research & Media Group *	45,765	998,658
Saudi Tadawul Group Holding Co.	59,675	2,176,422
Saudi Telecom Co.	2,258,217	25,177,593
Saudia Dairy & Foodstuff Co.	20,786	1,103,887
Savola Group *	174,422	1,046,746
Seera Group Holding *	200,474	1,229,279
Taiba Investments Co.	104,778	946,966
Umm Al Qura for Development & Construction Co. *	727,965	3,210,041
United Electronics Co.	55,081	1,216,631
Yamama Cement Co.	129,558	845,552
Yanbu National Petrochemical Co.	327,118	2,197,705
		405,453,603

South Africa 4.7%
Absa Group Ltd.	942,796	16,069,141
African Rainbow Minerals Ltd.	115,997	1,817,110
Anglogold Ashanti PLC	605,935	76,434,794
Aspen Pharmacare Holdings Ltd.	411,549	3,501,043
Bid Corp. Ltd.	406,979	10,742,149
Bidvest Group Ltd.	407,264	6,460,191
Capitec Bank Holdings Ltd.	102,897	30,664,114
Clicks Group Ltd.	278,367	5,564,892
Discovery Ltd.	641,081	10,526,335
Exxaro Resources Ltd.	282,707	3,513,080
FirstRand Ltd.	6,299,490	39,255,311
Foschini Group Ltd.	387,061	2,120,902
Gold Fields Ltd.	1,077,945	62,876,682
Growthpoint Properties Ltd.	3,950,998	4,668,966
Harmony Gold Mining Co. Ltd.	658,875	14,853,093
Impala Platinum Holdings Ltd.	1,066,619	23,699,145
Investec Ltd.	257,047	2,210,435
Kumba Iron Ore Ltd.	56,416	1,302,805
Mr. Price Group Ltd.	296,517	3,412,530
MTN Group Ltd.	1,948,450	25,408,498
Naspers Ltd., Class N	915,189	50,899,860
Nedbank Group Ltd.	546,229	10,809,620
NEPI Rockcastle NV *	772,150	7,181,347
Northam Platinum Holdings Ltd.	421,568	11,477,084
Old Mutual Ltd.	5,562,218	5,779,745
OUTsurance Group Ltd.	1,023,842	4,725,721
Pepkor Holdings Ltd.	4,157,075	6,946,957
Reinet Investments SCA	170,269	6,019,719
Remgro Ltd.	598,314	7,288,023
Sanlam Ltd.	1,953,169	13,028,898
Santam Ltd.	46,489	1,276,984
Sasol Ltd. *	736,080	6,719,635
Shoprite Holdings Ltd.	552,419	9,180,203
Sibanye Stillwater Ltd. *	3,360,271	14,777,381
Standard Bank Group Ltd.	1,576,693	31,829,041
SECURITY	NUMBER OF SHARES	VALUE ($)
Tiger Brands Ltd.	197,783	3,951,311
Valterra Platinum Ltd.	316,120	37,026,604
Vodacom Group Ltd.	559,786	5,723,234
Woolworths Holdings Ltd.	1,042,432	3,565,913
		583,308,496

Taiwan 26.1%
Accton Technology Corp.	587,000	26,330,460
Acer, Inc.	3,462,086	3,039,350
Advanced Energy Solution Holding Co. Ltd.	37,000	1,428,503
Advantech Co. Ltd.	551,911	5,950,404
Airtac International Group	168,920	6,521,694
Alchip Technologies Ltd.	97,000	10,846,496
ASE Technology Holding Co. Ltd.	3,981,120	49,427,574
Asia Cement Corp.	2,648,061	3,041,652
Asia Vital Components Co. Ltd.	388,000	21,941,623
ASMedia Technology, Inc.	48,445	2,041,113
ASPEED Technology, Inc.	35,800	11,160,616
Asustek Computer, Inc.	815,621	13,902,482
AUO Corp.	7,239,224	3,850,281
Bizlink Holding, Inc.	213,000	9,622,569
Caliway Biopharmaceuticals Co. Ltd. *	1,172,000	6,177,117
Capital Securities Corp.	2,221,644	2,284,924
Catcher Technology Co. Ltd.	643,224	3,946,602
Cathay Financial Holding Co. Ltd.	11,167,905	28,518,216
Chailease Holding Co. Ltd.	1,783,005	5,941,255
Chang Hwa Commercial Bank Ltd.	9,042,765	6,258,169
Cheng Shin Rubber Industry Co. Ltd.	2,379,277	2,386,062
Chicony Electronics Co. Ltd.	719,984	2,883,535
China Airlines Ltd.	3,141,872	2,113,976
China Motor Corp.	314,600	602,771
China Steel Corp.	13,493,956	8,971,183
Chroma ATE, Inc.	443,000	19,587,325
Chunghwa Telecom Co. Ltd.	4,499,310	19,317,149
Compal Electronics, Inc.	4,780,535	4,847,776
CTBC Financial Holding Co. Ltd.	21,064,792	37,727,784
Delta Electronics, Inc.	2,303,148	105,523,746
E Ink Holdings, Inc.	922,000	5,524,142
E.Sun Financial Holding Co. Ltd.	18,547,215	20,858,263
Eclat Textile Co. Ltd.	222,510	3,015,659
Elite Material Co. Ltd.	334,000	26,111,307
eMemory Technology, Inc.	80,000	6,484,893
Eternal Materials Co. Ltd.	996,352	2,202,694
Eva Airways Corp.	3,199,374	3,895,300
Evergreen Marine Corp. Taiwan Ltd.	1,336,088	8,433,223
Far Eastern International Bank	3,585,919	1,487,862
Far Eastern New Century Corp.	3,570,799	3,294,960
Far EasTone Telecommunications Co. Ltd.	2,165,509	6,383,225
Feng TAY Enterprise Co. Ltd.	571,694	1,718,141
First Financial Holding Co. Ltd.	13,085,540	12,535,889
Formosa Chemicals & Fibre Corp.	4,085,008	6,675,064
Formosa Petrochemical Corp.	1,392,660	2,431,834
Formosa Plastics Corp.	4,899,560	8,100,263
Formosa Sumco Technology Corp.	66,000	291,820
Fortune Electric Co. Ltd.	166,100	5,694,371
Foxconn Technology Co. Ltd.	1,108,355	2,112,945
Fubon Financial Holding Co. Ltd.	10,164,344	30,677,684
Genius Electronic Optical Co. Ltd.	95,000	1,345,359
Giant Manufacturing Co. Ltd.	382,096	1,000,200
Gigabyte Technology Co. Ltd.	629,000	4,826,680
Global Unichip Corp.	99,000	8,786,325
Globalwafers Co. Ltd.	311,451	4,540,393
Gold Circuit Electronics Ltd.	403,000	10,665,406
Hiwin Technologies Corp.	352,445	2,597,237
Hon Hai Precision Industry Co. Ltd.	14,507,092	112,948,107
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
71

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hotai Motor Co. Ltd.	335,600	6,290,282
HTC Corp. *	847,778	1,233,191
Hua Nan Financial Holdings Co. Ltd., Class C	11,325,696	13,825,543
Innolux Corp.	9,110,381	7,822,826
International Games System Co. Ltd.	258,000	5,745,090
Inventec Corp.	3,092,043	4,581,942
Jentech Precision Industrial Co. Ltd.	99,000	9,896,511
KGI Financial Holding Co. Ltd.	19,015,334	13,373,060
King Slide Works Co. Ltd.	68,000	7,505,687
King Yuan Electronics Co. Ltd.	1,364,000	14,290,731
Largan Precision Co. Ltd.	111,456	8,999,043
Lite-On Technology Corp., ADR	2,311,866	12,814,483
Lotes Co. Ltd.	98,000	5,573,356
MediaTek, Inc.	1,757,713	109,536,759
Mega Financial Holding Co. Ltd.	13,966,508	18,145,586
Micro-Star International Co. Ltd.	834,095	2,520,110
momo.com, Inc.	113,974	702,957
Nan Ya Plastics Corp.	5,902,816	17,361,780
Nan Ya Printed Circuit Board Corp.	258,000	4,587,806
Nanya Technology Corp. *	1,354,000	12,385,601
Nien Made Enterprise Co. Ltd.	184,752	2,388,499
Novatek Microelectronics Corp.	679,608	8,557,430
Oneness Biotech Co. Ltd. *	367,087	699,807
Parade Technologies Ltd.	88,100	1,538,384
Pegatron Corp.	2,311,657	5,443,811
PharmaEssentia Corp.	348,906	8,093,555
Pou Chen Corp.	2,620,792	2,607,273
Powerchip Semiconductor Manufacturing Corp. *	3,890,000	9,559,546
Powertech Technology, Inc.	826,000	6,827,977
President Chain Store Corp.	707,400	5,054,314
Quanta Computer, Inc.	3,128,057	29,214,976
Realtek Semiconductor Corp.	573,336	8,845,000
Ruentex Development Co. Ltd.	1,835,350	1,734,735
Shanghai Commercial & Savings Bank Ltd.	4,505,151	5,795,451
Shihlin Electric & Engineering Corp.	290,000	2,192,817
Silergy Corp.	386,000	3,475,249
Sino-American Silicon Products, Inc.	647,000	2,446,125
SinoPac Financial Holdings Co. Ltd.	14,201,832	15,106,880
Synnex Technology International Corp.	1,455,956	3,354,049
Taiwan Business Bank	8,143,918	4,279,269
Taiwan Cooperative Financial Holding Co. Ltd.	12,625,594	9,708,572
Taiwan Fertilizer Co. Ltd.	907,508	1,362,236
Taiwan Glass Industry Corp. *	1,199,311	2,347,823
Taiwan High Speed Rail Corp.	2,652,000	2,298,440
Taiwan Mobile Co. Ltd.	1,668,524	5,746,895
Taiwan Secom Co. Ltd.	387,000	1,314,344
Taiwan Semiconductor Manufacturing Co. Ltd.	29,121,500	1,861,439,637
Tatung Co. Ltd.	1,279,550	1,541,478
TCC Group Holdings Co. Ltd.	7,697,872	6,511,288
Teco Electric & Machinery Co. Ltd.	1,652,000	4,387,902
Transcend Information, Inc.	233,000	1,567,716
TS Financial Holding Co. Ltd.	26,024,475	21,345,890
U-Ming Marine Transport Corp.	572,000	1,218,737
Unimicron Technology Corp.	1,613,947	24,898,769
Uni-President Enterprises Corp.	5,891,676	13,685,768
United Microelectronics Corp.	13,910,850	29,149,005
Vanguard International Semiconductor Corp.	1,267,580	5,421,868
Voltronic Power Technology Corp.	77,000	2,284,515
Walsin Lihwa Corp.	3,457,521	4,071,125
Walsin Technology Corp.	380,000	1,899,330
SECURITY	NUMBER OF SHARES	VALUE ($)
Wan Hai Lines Ltd.	1,354,910	3,316,623
Win Semiconductors Corp.	392,000	4,245,170
Winbond Electronics Corp. *	3,694,703	14,501,333
Wistron Corp.	3,595,080	15,665,338
Wiwynn Corp.	125,000	16,019,993
WPG Holdings Ltd.	1,788,000	4,010,125
WT Microelectronics Co. Ltd.	828,000	4,881,356
Yageo Corp.	1,858,764	17,747,322
Yang Ming Marine Transport Corp.	2,144,000	3,943,020
Yuanta Financial Holding Co. Ltd.	13,043,513	20,540,472
Yulon Motor Co. Ltd.	845,408	832,921
Zhen Ding Technology Holding Ltd.	843,000	5,645,029
		3,248,789,184

Thailand 1.7%
Advanced Info Service PCL NVDR	1,296,100	15,844,234
Airports of Thailand PCL NVDR	4,627,100	8,112,496
Asset World Corp. PCL NVDR	6,360,400	511,533
Bangkok Bank PCL NVDR	709,500	4,051,351
Bangkok Dusit Medical Services PCL NVDR	12,191,400	8,510,644
Bangkok Expressway & Metro PCL NVDR	9,595,690	1,944,759
Banpu PCL NVDR	9,933,433	1,821,476
Berli Jucker PCL NVDR	1,707,850	879,061
BTS Group Holdings PCL NVDR *	14,402,300	1,102,701
Bumrungrad Hospital PCL NVDR	593,300	4,065,398
Carabao Group PCL NVDR	696,100	1,018,901
Central Pattana PCL NVDR	3,149,500	7,092,327
Central Retail Corp. PCL NVDR	2,860,300	1,895,518
Charoen Pokphand Foods PCL NVDR	4,617,500	3,119,431
CP ALL PCL NVDR	6,063,100	10,093,789
CP Axtra PCL NVDR	1,025,410	554,187
Delta Electronics Thailand PCL NVDR	3,432,110	30,804,526
Digital Telecommunications Infrastructure Fund, Class F	7,537,600	2,424,835
Electricity Generating PCL NVDR	387,200	1,538,337
Global Power Synergy PCL NVDR	1,194,168	1,671,105
Gulf Development PCL NVDR *	5,073,356	10,118,966
Home Product Center PCL NVDR	7,789,719	1,854,397
Indorama Ventures PCL NVDR	3,007,200	2,215,373
Kasikornbank PCL NVDR	2,197,769	14,211,085
Krung Thai Bank PCL NVDR	6,625,000	7,299,542
Krungthai Card PCL NVDR	866,500	926,850
Land & Houses PCL NVDR	4,582,900	642,800
Minor International PCL NVDR	5,041,680	4,216,943
Muangthai Capital PCL NVDR	659,315	784,773
Osotspa PCL NVDR	2,639,263	1,460,361
PTT Exploration & Production PCL NVDR	1,664,304	7,335,038
PTT Global Chemical PCL NVDR	3,297,814	2,997,048
PTT Oil & Retail Business PCL NVDR	2,338,900	1,008,244
PTT PCL NVDR	14,844,000	17,668,586
Ratch Group PCL NVDR	1,458,550	1,454,562
SCB X PCL NVDR	1,878,600	8,974,492
SCG Packaging PCL NVDR	1,330,000	881,390
Siam Cement PCL NVDR	895,300	6,480,376
Siam City Cement PCL NVDR	6,300	30,705
Thai Life Insurance PCL NVDR	1,087,100	384,690
Thai Oil PCL NVDR	1,137,326	2,003,172
Thai Union Group PCL NVDR	1,433,800	571,952
TMBThanachart Bank PCL NVDR	36,441,618	2,766,679
True Corp. PCL NVDR	10,688,770	4,985,915
		208,330,548

See financial notes
72
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Turkey 1.0%
AG Anadolu Grubu Holding AS	1,370,765	1,053,519
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS *	955,884	541,097
Akbank TAS	3,678,136	7,544,203
Akcansa Cimento AS	76,698	366,981
Akfen Yenilenebilir Enerji AS *	478,850	194,472
Aksa Akrilik Kimya Sanayii AS	1,848,533	428,149
Aksa Enerji Uretim AS *	277,098	423,350
Alarko Holding AS	174,945	407,588
Alfa Solar Enerji Sanayi VE Ticaret AS	133,827	123,011
Anadolu Anonim Turk Sigorta Sirketi	896,642	530,003
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,238,355	965,068
Anadolu Hayat Emeklilik AS	80,914	206,555
Arcelik AS *	310,943	814,992
Aselsan Elektronik Sanayi Ve Ticaret AS	1,456,514	10,670,639
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	465,929	1,992,955
Aygaz AS	71,227	398,333
Baticim Bati Anadolu Cimento Sanayii AS *	3,109,293	382,718
BIM Birlesik Magazalar AS	530,350	8,054,410
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS *	46,089	679,504
Borusan Yatirim ve Pazarlama AS	11,719	610,585
Cimsa Cimento Sanayi VE Ticaret AS	502,284	585,112
Coca-Cola Icecek AS	896,512	1,452,299
CW Enerji Muhendislik Ticaret VE Sanayi AS *	224,530	155,810
Destek Finans Faktoring AS *	72,291	2,462,215
Dogan Sirketler Grubu Holding AS	922,125	422,122
Dogus Otomotiv Servis ve Ticaret AS	112,686	561,480
Efor Yatirim Sanayi Ticaret AS	562,920	274,850
EGE Endustri VE Ticaret AS	1,579	236,120
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	223,229	584,075
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,446,625	1,319,276
Enerjisa Enerji AS	276,531	675,722
Enerya Enerji AS	3,183,646	725,792
Enka Insaat ve Sanayi AS	1,199,676	2,775,906
Eregli Demir ve Celik Fabrikalari TAS	4,508,697	3,350,326
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS *	170,570	137,070
Ford Otomotiv Sanayi AS	789,925	2,083,000
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	2,102,280	373,561
Girsim Elektrik Sanayi Taahut Ve Ticaret AS *	162,163	170,235
Grainturk Tarim AS *	38,910	202,021
Gubre Fabrikalari TAS *	108,070	1,308,087
Haci Omer Sabanci Holding AS	1,572,552	3,606,496
Hektas Ticaret TAS *	4,131,610	285,767
Investco Holding AS *	53,443	281,489
Is Gayrimenkul Yatirim Ortakligi AS *	589,026	292,153
Is Yatirim Menkul Degerler AS, Class A	686,434	752,151
Iskenderun Demir ve Celik AS	176,147	178,663
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS *	92,861	57,467
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	1,067,636	789,939
Kiler Holding AS *	356,111	2,511,695
KOC Holding AS	1,293,644	5,874,829
SECURITY	NUMBER OF SHARES	VALUE ($)
Kocaer Celik Sanayi Ve Ticaret AS	323,218	81,040
Konya Cimento Sanayii AS *	1,163	115,104
Kuyumcukent Gayrimenkul Yatirimlari AS *	386,791	647,700
LDR Turizm AS	199,195	383,188
Lydia Holding AS *	148,430	675,416
Lydia Yesil Enerji Kaynaklari Anonimsirketi *	537	171,050
Margun Enerji Uretim Sanayi VE Ticaret AS *	728,465	824,725
Mavi Giyim Sanayi Ve Ticaret AS, Class B	650,370	671,794
MIA Teknoloji AS *	226,817	193,520
Migros Ticaret AS	109,152	1,603,053
MLP Saglik Hizmetleri AS *	93,776	932,380
Nuh Cimento Sanayi AS	74,551	461,362
Otokar Otomotiv Ve Savunma Sanayi AS *	47,904	419,344
Oyak Cimento Fabrikalari AS	1,286,421	717,082
Pasifik Eurasia Lojistik Dis Ticaret AS *	377,256	1,041,158
Pegasus Hava Tasimaciligi AS *	294,994	1,318,851
Petkim Petrokimya Holding AS *	1,689,267	664,528
Politeknik Metal Sanayi ve Ticaret AS *	633	86,412
Ral Yatirim Holding AS *	177,366	631,545
Reysas Gayrimenkul Yatirim Ortakligi AS *	413,415	304,379
Reysas Tasimacilik ve Lojistik Ticaret AS *	1,560,423	709,700
Sasa Polyester Sanayi AS *	12,830,249	721,028
Selcuk Ecza Deposu Ticaret ve Sanayi AS	197,461	381,874
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS *	616,191	103,465
Sok Marketler Ticaret AS *	344,947	500,325
TAB Gida Sanayi Ve Ticaret AS, Class A	30,194	178,785
TAV Havalimanlari Holding AS *	220,074	1,547,202
Tekfen Holding AS	232,673	380,623
Tera Yatirim Menkul Degerler AS *	112,192	673,885
Tofas Turk Otomobil Fabrikasi AS	164,963	1,193,531
Trust Anadolu Metal Madencilik Isletmeleri AS *	249,482	958,146
Turk Altin Isletmeleri AS *	850,692	1,180,652
Turk Hava Yollari AO	661,572	4,628,520
Turk Telekomunikasyon AS *	679,311	1,050,214
Turk Traktor ve Ziraat Makineleri AS	34,184	397,433
Turkcell Iletisim Hizmetleri AS	1,436,353	3,784,335
Turkiye Garanti Bankasi AS	712,160	2,594,112
Turkiye Halk Bankasi AS *	826,169	921,054
Turkiye Is Bankasi AS, Class C	9,583,060	3,686,954
Turkiye Petrol Rafinerileri AS	1,150,254	5,718,275
Turkiye Sigorta AS	1,811,308	502,773
Turkiye Sinai Kalkinma Bankasi AS *	1,662,089	490,850
Turkiye Sise ve Cam Fabrikalari AS	1,726,552	1,762,215
Turkiye Vakiflar Bankasi TAO, Class D *	770,186	719,857
Ufuk Yatirim Yonetim ve Gayrimenkul AS *	23,477	802,292
Ulker Biskuvi Sanayi AS	189,780	533,258
Vestel Beyaz Esya Sanayi ve Ticaret AS	498,088	91,227
Yapi ve Kredi Bankasi AS *	3,973,226	3,914,272
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,204,047	624,595
Zorlu Enerji Elektrik Uretim AS *	6,266,363	480,469
		124,049,412

See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
73

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United Arab Emirates 1.8%
Abu Dhabi Commercial Bank PJSC	3,844,419	15,869,462
Abu Dhabi Islamic Bank PJSC	1,769,168	12,284,049
Abu Dhabi National Oil Co. for Distribution PJSC	3,080,446	3,355,103
Abu Dhabi Ports Co. PJSC *	1,050,782	1,359,060
ADNOC Drilling Co. PJSC	3,283,354	4,577,412
Adnoc Gas PLC	7,857,182	7,274,079
ADNOC Logistics & Services	1,991,370	2,971,425
Agility Global PLC	6,921,200	2,600,715
Air Arabia PJSC	2,894,954	4,264,530
Aldar Properties PJSC	4,542,192	13,357,388
Alpha Dhabi Holding PJSC *	1,898,291	4,714,004
Americana Restaurants International PLC - Foreign Co.	3,614,210	1,830,453
Apex Investment Co. PSC *	902,411	877,213
Borouge PLC	3,720,717	2,623,969
Dubai Electricity & Water Authority PJSC	10,752,747	8,783,608
Dubai Financial Market PJSC	2,490,998	1,092,022
Dubai Investments PJSC	2,797,236	3,046,642
Dubai Islamic Bank PJSC	3,466,044	7,833,294
Emaar Development PJSC	1,063,318	5,602,430
Emaar Properties PJSC	7,564,037	33,365,754
Emirates Central Cooling Systems Corp.	3,159,962	1,531,560
Emirates NBD Bank PJSC	2,191,185	19,689,073
Emirates Telecommunications Group Co. PJSC	4,165,607	23,002,685
Fertiglobe PLC	1,518,490	1,108,100
First Abu Dhabi Bank PJSC	5,310,792	28,372,041
Ghitha Holding PJSC *	54,369	251,078
Lulu Retail Holdings PLC	3,209,538	961,319
Modon Holding PSC *	3,892,242	3,560,995
NMDC Group PJSC	239,843	1,377,976
Parkin Co. PJSC	803,393	1,288,474
Phoenix Group PLC *	2,988,133	732,276
Presight AI Holding PLC *	719,650	709,353
Pure Health Holding PJSC	2,857,474	1,999,621
Salik Co. PJSC	2,058,353	3,587,006
Space42 PLC *	1,330,479	565,152
Talabat Holding PLC	5,086,171	958,361
Two Point Zero Group PJSC *	4,134,193	2,240,145
		229,617,827
Total Common Stocks (Cost $6,772,909,718)		12,234,324,629

PREFERRED STOCKS 1.6% OF NET ASSETS

Brazil 1.4%
Axia Energia, Class B	276,119	3,599,855
Axia Energia, Class C *	433,615	4,991,982
Banco Bradesco SA	6,167,808	25,436,864
Braskem SA, A Shares *	251,691	470,661
Cia Energetica de Minas Gerais	1,851,082	4,356,676
Gerdau SA	1,562,055	6,393,389
Isa Energia Brasil SA	371,425	2,061,239
Itau Unibanco Holding SA	6,622,430	60,408,762
Itausa SA	7,114,190	19,795,742
Klabin SA	2	2
Localiza Rent a Car SA *	40,638	386,779
Metalurgica Gerdau SA	1,117,900	2,035,974
SECURITY	NUMBER OF SHARES	VALUE ($)
Petroleo Brasileiro SA - Petrobras	5,464,623	41,908,922
		171,846,847

Chile 0.1%
Embotelladora Andina SA, B Shares	489,277	2,353,639
Sociedad Quimica y Minera de Chile SA, B Shares *	168,693	12,871,877
		15,225,516

Colombia 0.1%
Grupo Cibest SA	544,237	9,220,143
Grupo de Inversiones Suramericana SA	124,577	1,525,990
		10,746,133

India 0.0%
TVS Motor Co. Ltd. *(b)	11,462,880	126,290
Total Preferred Stocks (Cost $122,908,494)		197,944,786

RIGHTS 0.0% OF NET ASSETS

Brazil 0.0%
Hypera SA
expires 03/17/26, strike BRL 21.25 *	41,257	16,894
Total Rights (Cost $0)		16,894

WARRANTS 0.0% OF NET ASSETS

Malaysia 0.0%
YTL Corp. Bhd.
expires 06/02/28 *(b)	1,051,207	169,771
YTL Power International Bhd.
expires 06/02/28 *(b)	583,340	127,597
		297,368
Total Warrants (Cost $0)		297,368
See financial notes
74
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)	141,679,005	141,679,005
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)(e)	53,102,117	53,102,117
		194,781,122
Total Short-Term Investments (Cost $194,781,122)		194,781,122

Total Investments in Securities (Cost $7,090,599,334)		12,627,364,799

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/20/26	371	29,748,635	733,067

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $49,069,464.
(b)	Fair valued using significant unobservable inputs.
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust
BRL —	Brazilian Real

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Information Technology	26.6%
Financials	22.0%
Consumer Discretionary	11.1%
Materials	8.6%
Communication Services	8.1%
Industrials	6.8%
Energy	4.3%
Consumer Staples	4.1%
Health Care	3.3%
Utilities	3.0%
Real Estate	1.8%
Short-Term Investments	1.6%
Total	101.3%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,291,317,468	$—	$—	$6,291,317,468
China	3,741,721,960	—	2,413,359	3,744,135,319
Greece	99,767,963	—	0 *	99,767,963
Hong Kong	—	—	0 *	0
India	2,095,710,219	—	3,393,660	2,099,103,879
Russia	—	—	0 *	0
Preferred Stocks[1]	197,818,496	—	—	197,818,496
India	—	—	126,290	126,290
Rights[1]	16,894	—	—	16,894
Warrants
Malaysia	—	—	297,368	297,368
Short-Term Investments[1]	194,781,122	—	—	194,781,122
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
75

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Futures Contracts[2]	$733,067	$—	$—	$733,067
Total	$12,621,867,189	$—	$6,230,677	$12,628,097,866

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
76
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $7,090,599,334) including securities on loan of $49,069,464		$12,627,364,799
Foreign currency, at value (cost $16,976,244)		17,275,157
Deposit with broker for futures contracts		2,491,560
Receivables:
Dividends		11,691,106
Income from securities on loan		110,075
Foreign tax reclaims	+	8,051
Total assets		12,658,940,748

Liabilities
Collateral held for securities on loan		53,102,117
Payables:
Foreign capital gains tax		142,299,851
Management fees		661,026
Investments bought		361,507
Variation margin on futures contracts	+	77,901
Total liabilities		196,502,402
Net assets		$12,462,438,346

Net Assets by Source
Capital received from investors		$9,246,354,753
Total distributable earnings	+	3,216,083,593
Net assets		$12,462,438,346

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,462,438,346		350,100,000		$35.60

See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
77

Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $10,719,167)		$84,345,042
Other Interest		43,225
Securities on loan, net	+	780,910
Total investment income		85,169,177

Expenses
Management fees		4,023,669
Total expenses	–	4,023,669
Net investment income		81,145,508

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $1,619,757)		(7,591,588)
Net realized gains on futures contracts		7,210,586
Net realized losses on foreign currency transactions	+	(169,377)
Net realized losses		(550,379)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax liability of ($2,718,914))		1,754,101,036
Net change in unrealized appreciation (depreciation) on futures contracts		417,967
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	631,777
Net change in unrealized appreciation (depreciation)		1,755,150,780
Net realized and unrealized gains		1,754,600,401
Increase in net assets resulting from operations		$1,835,745,909
See financial notes
78
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$81,145,508	$247,566,229
Net realized losses		(550,379)	(67,971,526)
Net change in unrealized appreciation (depreciation)	+	1,755,150,780	1,443,965,608
Increase in net assets resulting from operations		$1,835,745,909	$1,623,560,311

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($310,047,850 )	($270,250,180 )

TRANSACTIONS IN FUND SHARES
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,100,000	$295,424,531	7,200,000	$198,708,530
Net transactions in fund shares		9,100,000	$295,424,531	7,200,000	$198,708,530

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		341,000,000	$10,641,315,756	333,800,000	$9,089,297,095
Total increase	+	9,100,000	1,821,122,590	7,200,000	1,552,018,661
End of period		350,100,000	$12,462,438,346	341,000,000	$10,641,315,756
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
79

Schwab International Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab International Dividend Equity ETF	Schwab Long-Term U.S. Treasury ETF
Schwab International Equity ETF	Schwab U.S. Aggregate Bond ETF
Schwab International Small-Cap Equity ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab Emerging Markets Equity ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Broad Market ETF	Schwab Municipal Bond ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental International Equity ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Small Equity ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab U.S. Dividend Equity ETF	Schwab Ariel Opportunities ETF
Schwab U.S. REIT ETF	Schwab Crypto Thematic ETF
Schwab Ultra-Short Income ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Short-Term U.S. Treasury ETF	Schwab Core Bond ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab Government Money Market ETF
The funds issue and redeem shares at their net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s net asset value can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab International Dividend Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of high dividend yielding stocks issued by companies outside the United States. The fund generally invests in stocks that are included in the Dow Jones International Dividend 100 Index.
The Schwab International Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex US Index.
The Schwab International Small-Cap Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index.
The Schwab Emerging Markets Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index.
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Financial Notes, unaudited (continued)

 2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
During this reporting period, the funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The adoption of ASU 2023-09 did not result in any material changes to each fund’s financial statement presentation or disclosure.
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2026, the funds had securities on loan, all of which were classified as common stocks and warrants. The value of securities on loan and the related collateral as of February 28, 2026, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of February 28, 2026, if any, are reflected in each fund’s Statement of Assets and Liabilities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
The Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended February 28, 2026, the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
Schwab International Equity ETF, Schwab International Small Cap-Equity ETF and Schwab Emerging Markets ETF make distributions from net investment income, if any, semiannually. Schwab International Dividend Equity ETF makes distributions from net investment income, if any, quarterly. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which a fund invests. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations and Statement of Assets and Liabilities.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
0.08%	0.03%	0.08%	0.07%
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Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of February 28, 2026, as applicable:
UNDERLYING FUNDS
	SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
Schwab International Opportunities Fund	— %	— %	— %	0.2%
Schwab MarketTrack All Equity Portfolio	— %	— %	— %	0.3%
Schwab MarketTrack Growth Portfolio	— %	— %	— %	0.2%
Schwab Monthly Income Fund - Flexible Payout	0.7%	— %	— %	— %
Schwab Monthly Income Fund - Income Payout	0.4%	— %	— %	— %
Schwab Monthly Income Fund - Target Payout	0.6%	— %	— %	— %
Schwab Target 2010 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2015 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2020 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2025 Index Fund	— %	0.1%	— %	— %
Schwab Target 2030 Index Fund	— %	0.4%	— %	0.2%
Schwab Target 2035 Index Fund	— %	0.4%	— %	0.4%
Schwab Target 2040 Index Fund	— %	0.5%	— %	0.5%
Schwab Target 2045 Index Fund	— %	0.4%	— %	0.5%
Schwab Target 2050 Index Fund	— %	0.5%	— %	0.8%
Schwab Target 2055 Index Fund	— %	0.4%	— %	0.6%
Schwab Target 2060 Index Fund	— %	0.5%	— %	0.7%
Schwab Target 2065 Index Fund	— %	0.2%	— %	0.3%
Schwab Target 2070 Index Fund	— %	0.0%*	— %	0.0%*
Schwab VIT Balanced Portfolio	— %	0.0%*	0.0%*	0.0%*
Schwab VIT Balanced with Growth Portfolio	— %	0.0%*	0.1%	0.0%*
Schwab VIT Growth Portfolio	— %	0.1%	0.1%	0.1%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the investment adviser to the extent the funds are able to successfully recover tax claims in the future.
During the period ended February 28, 2026, the professional fees incurred by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF and paid by the investment adviser were $1,441 and $18,084, respectively, as shown as Professional fees in each fund’s Statement of Operations.
During the period ended February 28, 2026, the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF recovered previously withheld foreign taxes from Poland. The payments received by each fund amounted to $2,029,343 and $415,965, respectively which includes $764,377 and $152,570, respectively, of interest income and is recorded as Dividends received from securities — unaffiliated issuers in each fund’s Statement of Operations. The investment adviser paid upfront
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Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
professional fees associated with recovering these foreign taxes in the amount of $49,657 and $30,075, respectively, which was reimbursed to the investment adviser by each fund and is also recorded as Dividends received from securities — unaffiliated issuers in each fund’s Statement of Operations. The Schwab Emerging Markets Equity ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of February 28, 2026, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF to the investment adviser was $1,441 and $18,084, respectively. The  Schwab Emerging Markets Equity ETF had no balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended February 28, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab International Dividend Equity ETF	$28,334,916	$13,127,076	($1,318,157 )
Schwab International Equity ETF	619,920,465	330,901,140	(109,944,580)
Schwab International Small-Cap Equity ETF	116,385,525	559,154,415	191,153,332
Schwab Emerging Markets Equity ETF	3,680,445	15,603,263	(3,758,029)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

5. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
As of February 28, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab International Dividend Equity ETF
Futures Contracts[1]	$530,064	$530,064
Schwab International Equity ETF
Futures Contracts[1]	15,344,165	15,344,165
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	1,163,490	1,163,490
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	733,067	733,067

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended February 28, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab International Dividend Equity ETF
Futures Contracts[1]	$1,062,522	$1,062,522
Schwab International Equity ETF
Futures Contracts[1]	23,401,197	23,401,197
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	1,815,011	1,815,011
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	7,210,586	7,210,586

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

88
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab International Dividend Equity ETF
Futures Contracts[1]	$452,249	$452,249
Schwab International Equity ETF
Futures Contracts[1]	10,847,405	10,847,405
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	1,133,534	1,133,534
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	417,967	417,967

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended February 28, 2026, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab International Dividend Equity ETF	$9,750,034	78
Schwab International Equity ETF	281,499,143	1,956
Schwab International Small-Cap Equity ETF	24,749,335	173
Schwab Emerging Markets Equity ETF	33,153,341	473

7. Purchases and Sales of Investment Securities:
For the period ended February 28, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab International Dividend Equity ETF	$179,008,075	$86,337,670
Schwab International Equity ETF	1,882,187,946	1,358,901,548
Schwab International Small-Cap Equity ETF	878,492,012	778,809,952
Schwab Emerging Markets Equity ETF	299,576,392	215,092,229

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
89

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

8. In-Kind Transactions: (continued):
The in-kind transactions for the period ended February 28, 2026, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab International Dividend Equity ETF	$504,325,745	$—
Schwab International Equity ETF	943,014,209	—
Schwab International Small-Cap Equity ETF	413,179,847	531,926,308
Schwab Emerging Markets Equity ETF	2,046,914	—
For the period ended February 28, 2026, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2026, if any, are disclosed in each fund’s Statement of Operations.

9. Federal Income Taxes:
As of February 28, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab International Dividend Equity ETF	$1,755,593,243	$510,249,832	($13,926,619 )	$496,323,213
Schwab International Equity ETF	37,360,905,213	26,819,578,177	(1,278,365,463)	25,541,212,714
Schwab International Small-Cap Equity ETF	4,383,500,468	1,828,168,067	(369,081,601)	1,459,086,466
Schwab Emerging Markets Equity ETF	7,441,132,889	5,701,818,719	(514,853,742)	5,186,964,977
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab International Dividend Equity ETF	$47,798,324
Schwab International Equity ETF	2,103,587,224
Schwab International Small-Cap Equity ETF	331,330,977
Schwab Emerging Markets Equity ETF	1,610,088,280
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2026. The tax basis components of distributions paid during the fiscal year ended August 31, 2025, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab International Dividend Equity ETF	$37,519,120
Schwab International Equity ETF	1,203,655,940
Schwab International Small-Cap Equity ETF	140,093,440
Schwab Emerging Markets Equity ETF	270,250,180
90
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended August 31, 2025, the funds did not incur any interest or penalties.

10. Share Split:
Effective September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the Schwab International Equity ETF, which applied to shareholders of record as of the close of U.S. markets on October 09, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. The share split increased the number of shares outstanding and decreased the NAV per share. The share split did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab International Equity ETF have been retroactively adjusted to reflect the share split in the prior periods presented.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
91

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
92
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
93

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
94
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
95

MFR54790-16
00323325

Semiannual Holdings and Financial Statements | February 28, 2026
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]
Per-Share Data
Net asset value at beginning of period	$24.92	$21.79	$17.51	$15.49	$18.19	$13.88
Income (loss) from investment operations:
Net investment income (loss)[3]	0.15	0.29	0.27	0.26	0.24	0.22
Net realized and unrealized gains (losses)	1.58	3.13	4.28	2.01	(2.70)	4.33
Total from investment operations	1.73	3.42	4.55	2.27	(2.46)	4.55
Less distributions:
Distributions from net investment income	(0.16)	(0.29)	(0.27)	(0.25)	(0.24)	(0.24)
Net asset value at end of period	$26.49	$24.92	$21.79	$17.51	$15.49	$18.19
Total return	6.94%[4]	15.83%	26.21%	14.88%	(13.64%)	33.23%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[5]	0.03%	0.03%	0.03%[6]	0.03%[6]	0.03%
Net investment income (loss)	1.18%[5]	1.26%	1.39%	1.62%	1.38%	1.42%
Portfolio turnover rate[7]	2%[4]	3%	3%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$38,703	$36,127	$30,661	$23,455	$20,360	$22,368

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.0%
Adient PLC *	46,088	1,120,860
Aptiv PLC *	126,938	9,335,020
Autoliv, Inc.	41,463	4,914,195
BorgWarner, Inc.	126,573	7,286,808
Dana, Inc.	65,671	2,248,575
Dauch Corp. *	136,430	900,438
Dorman Products, Inc. *	16,039	1,890,356
Ford Motor Co.	2,277,143	32,084,945
Garrett Motion, Inc.	80,399	1,636,924
General Motors Co.	543,650	42,790,691
Gentex Corp.	126,670	2,964,078
Gentherm, Inc. *	18,964	621,450
Goodyear Tire & Rubber Co. *	166,523	1,373,815
Harley-Davidson, Inc.	68,475	1,232,550
Holley, Inc. *	36,882	150,479
Kodiak AI, Inc. *(a)	66,805	561,162
LCI Industries	14,021	1,867,597
Lear Corp.	31,216	4,097,100
Mobileye Global, Inc., Class A *	91,271	772,153
Patrick Industries, Inc.	19,599	2,426,160
Phinia, Inc.	23,292	1,691,698
QuantumScape Corp. *	274,565	1,899,990
Rivian Automotive, Inc., Class A *	474,951	7,280,999
Solid Power, Inc. *	98,274	347,890
Standard Motor Products, Inc.	14,195	563,258
Stoneridge, Inc. *	16,000	126,240
Tesla, Inc. *	1,635,166	658,170,667
Thor Industries, Inc.	30,847	2,965,322
Visteon Corp.	15,245	1,458,489
Winnebago Industries, Inc.	16,587	661,655
XPEL, Inc. *	14,791	630,392
		796,071,956

Banks 3.7%
1st Source Corp.	9,726	651,739
Amalgamated Financial Corp.	12,143	467,384
Amerant Bancorp, Inc.	20,190	431,057
Ameris Bancorp	37,335	2,899,436
Arrow Financial Corp.	9,966	331,967
Associated Banc-Corp.	94,365	2,492,180
Atlantic Union Bankshares Corp.	83,774	3,104,664
Axos Financial, Inc. *	33,386	2,898,573
Banc of California, Inc.	76,344	1,410,074
BancFirst Corp.	11,584	1,274,240
Bancorp, Inc. *	25,213	1,323,430
Bank First Corp.	5,157	694,493
Bank of America Corp.	3,911,060	194,888,120
Bank of Hawaii Corp.	22,289	1,688,838
Bank of Marin Bancorp	7,905	196,755
Bank OZK	61,325	2,855,292
BankUnited, Inc.	42,958	2,006,139
Banner Corp.	19,245	1,132,568
Beacon Financial Corp.	48,283	1,435,936
BOK Financial Corp.	12,792	1,608,210
Burke & Herbert Financial Services Corp.	7,558	487,038
Business First Bancshares, Inc.	18,412	502,648
Byline Bancorp, Inc.	19,636	612,643
Camden National Corp.	10,417	480,849
Capital City Bank Group, Inc.	8,000	342,760
Capitol Federal Financial, Inc.	73,213	525,669
Cathay General Bancorp	39,124	1,944,854
SECURITY	NUMBER OF SHARES	VALUE ($)
Central Pacific Financial Corp.	14,712	468,577
Citigroup, Inc.	1,040,728	114,677,818
Citizens Financial Group, Inc.	250,311	15,066,219
Citizens Financial Services, Inc.	2,266	136,096
City Holding Co.	7,825	938,765
CNB Financial Corp.	17,211	482,080
Coastal Financial Corp. *	8,645	641,373
Columbia Banking System, Inc.	172,418	4,905,292
Columbia Financial, Inc. *	18,040	322,916
Commerce Bancshares, Inc.	75,319	3,840,516
Community Financial System, Inc.	31,323	1,896,608
Community Trust Bancorp, Inc.	8,318	499,413
ConnectOne Bancorp, Inc.	29,656	786,774
Cullen/Frost Bankers, Inc.	37,277	5,152,427
Customers Bancorp, Inc. *	18,729	1,263,084
CVB Financial Corp.	75,205	1,446,192
Dime Community Bancshares, Inc.	23,671	765,757
Eagle Bancorp, Inc.	17,500	445,375
East West Bancorp, Inc.	80,344	8,793,651
Eastern Bankshares, Inc.	125,809	2,460,824
Enterprise Financial Services Corp.	20,639	1,178,487
Equity Bancshares, Inc., Class A	7,993	358,726
Esquire Financial Holdings, Inc.	3,900	393,822
FB Financial Corp.	23,233	1,270,613
Fifth Third Bancorp	522,749	25,860,393
Financial Institutions, Inc.	12,266	384,907
First BanCorp	90,983	1,922,471
First Bancorp/Southern Pines NC	26,880	1,526,515
First Busey Corp.	52,272	1,325,618
First Citizens BancShares, Inc., Class A	5,806	11,020,659
First Commonwealth Financial Corp.	59,845	1,049,083
First Community Bankshares, Inc.	9,732	380,813
First Financial Bancorp	60,658	1,702,670
First Financial Bankshares, Inc.	74,826	2,314,368
First Financial Corp.	6,687	423,688
First Foundation, Inc. *	44,425	260,775
First Hawaiian, Inc.	73,485	1,819,489
First Horizon Corp.	286,165	6,807,865
First Interstate BancSystem, Inc., Class A	51,178	1,771,271
First Merchants Corp.	36,242	1,416,337
First Mid Bancshares, Inc.	11,727	480,924
Firstsun Capital Bancorp *	5,903	215,282
Five Star Bancorp	10,105	393,388
Flagstar Bank NA	178,871	2,269,873
Flushing Financial Corp.	21,896	337,855
FNB Corp.	209,566	3,560,526
Fulton Financial Corp.	104,828	2,143,733
GBank Financial Holdings, Inc. *(a)	5,200	157,092
German American Bancorp, Inc.	21,475	887,777
Glacier Bancorp, Inc.	74,456	3,387,003
Great Southern Bancorp, Inc.	4,752	292,391
Hancock Whitney Corp.	49,089	3,230,547
Hanmi Financial Corp.	15,737	410,893
HBT Financial, Inc.	6,770	182,519
Heritage Commerce Corp.	33,136	411,880
Heritage Financial Corp.	19,785	522,522
Hilltop Holdings, Inc.	24,721	925,307
Hingham Institution For Savings	1,200	334,944
Home BancShares, Inc.	108,440	2,977,762
HomeTrust Bancshares, Inc.	8,573	361,266
Hope Bancorp, Inc.	80,343	904,662
Horizon Bancorp, Inc.	30,851	519,531
Huntington Bancshares, Inc.	1,187,895	19,956,636
Independent Bank Corp.	12,311	427,807
Independent Bank Corp.	30,268	2,363,023
International Bancshares Corp.	31,105	2,087,457
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
JPMorgan Chase & Co.	1,584,143	475,718,143
Kearny Financial Corp.	41,298	315,930
KeyCorp	539,779	11,195,016
Lakeland Financial Corp.	14,570	846,371
Live Oak Bancshares, Inc.	19,301	700,047
M&T Bank Corp.	89,269	19,369,588
Mechanics Bancorp, Class A	27,964	398,767
Mercantile Bank Corp.	10,339	534,113
Metrocity Bankshares, Inc.	8,494	238,681
Metropolitan Bank Holding Corp.	7,657	644,337
Mid Penn Bancorp, Inc.	12,019	386,651
Midland States Bancorp, Inc.	11,502	254,539
National Bank Holdings Corp., Class A	20,859	834,151
NB Bancorp, Inc.	21,592	460,773
NBT Bancorp, Inc.	30,374	1,297,577
Nicolet Bankshares, Inc.	11,062	1,689,831
Northeast Bank	4,200	465,696
Northfield Bancorp, Inc.	23,206	309,568
Northpointe Bancshares, Inc.	5,900	106,554
Northwest Bancshares, Inc.	84,034	1,046,223
OceanFirst Financial Corp.	34,521	623,449
OFG Bancorp	25,842	1,035,747
Old National Bancorp	202,452	4,676,641
Old Second Bancorp, Inc.	32,477	637,524
Origin Bancorp, Inc.	16,455	684,528
Orrstown Financial Services, Inc.	11,541	414,784
Park National Corp.	8,336	1,371,522
Pathward Financial, Inc.	13,549	1,230,114
Peapack-Gladstone Financial Corp.	7,818	261,825
Peoples Bancorp, Inc.	20,702	668,054
Pinnacle Financial Partners, Inc.	87,057	7,901,293
PNC Financial Services Group, Inc.	227,979	48,411,341
Popular, Inc.	38,580	5,222,189
Preferred Bank	6,654	583,689
Prosperity Bancshares, Inc.	54,980	3,868,943
Provident Financial Services, Inc.	76,317	1,605,710
QCR Holdings, Inc.	9,564	827,286
Regions Financial Corp.	509,953	14,191,992
Renasant Corp.	56,687	2,134,266
Republic Bancorp, Inc., Class A	4,756	328,164
S&T Bancorp, Inc.	21,032	879,348
Seacoast Banking Corp. of Florida	55,562	1,729,089
ServisFirst Bancshares, Inc.	29,425	2,383,719
Simmons First National Corp., Class A	82,654	1,645,641
SmartFinancial, Inc.	8,370	328,188
South Plains Financial, Inc.	7,100	290,816
Southern Missouri Bancorp, Inc.	5,612	347,439
Southside Bancshares, Inc.	16,445	515,057
Southstate Bank Corp.	58,790	5,800,809
Stellar Bancorp, Inc.	25,611	964,510
Stock Yards Bancorp, Inc.	16,288	1,044,712
Texas Capital Bancshares, Inc. *	26,772	2,551,372
TFS Financial Corp.	25,595	358,842
Tompkins Financial Corp.	7,606	583,456
Towne Bank	41,039	1,405,996
TriCo Bancshares	18,852	900,749
Triumph Financial, Inc. *	13,170	735,676
Truist Financial Corp.	746,550	36,812,381
TrustCo Bank Corp.	10,097	437,907
Trustmark Corp.	35,633	1,517,609
U.S. Bancorp	906,521	49,550,438
UMB Financial Corp.	41,282	4,783,758
United Bankshares, Inc.	80,284	3,315,729
United Community Banks, Inc.	68,914	2,216,963
Univest Financial Corp.	16,289	546,496
Valley National Bancorp	277,157	3,494,950
SECURITY	NUMBER OF SHARES	VALUE ($)
WaFd, Inc.	47,576	1,482,468
Washington Trust Bancorp, Inc.	11,591	390,501
Webster Financial Corp.	93,687	6,757,643
Wells Fargo & Co.	1,827,617	148,859,405
WesBanco, Inc.	54,205	1,890,128
Westamerica BanCorp	14,841	751,697
Western Alliance Bancorp	60,359	4,848,035
Wintrust Financial Corp.	39,091	5,631,449
WSFS Financial Corp.	32,274	2,049,722
Zions Bancorp NA	85,173	4,878,709
		1,422,781,507

Capital Goods 8.1%
3D Systems Corp. *	76,902	148,421
3M Co.	308,505	51,002,047
A.O. Smith Corp.	65,987	5,146,986
AAON, Inc.	39,173	3,964,308
AAR Corp. *	22,157	2,596,136
Acuity, Inc.	17,594	5,306,174
Advanced Drainage Systems, Inc.	41,726	7,149,333
AECOM	76,839	7,528,685
AeroVironment, Inc. *	18,511	4,669,400
AGCO Corp.	35,794	4,885,881
Air Lease Corp.	62,089	4,025,851
AirJoule Technologies Corp. *	8,000	25,840
Alamo Group, Inc.	6,204	1,324,740
Albany International Corp., Class A	17,106	986,161
Allegion PLC	49,903	8,041,868
Alliance Laundry Holdings, Inc. *	24,000	538,320
Allient, Inc.	8,606	566,619
Allison Transmission Holdings, Inc.	48,594	6,088,828
Ameresco, Inc., Class A *	18,500	563,510
American Superconductor Corp. *	26,110	850,664
American Woodmark Corp. *	9,642	483,064
AMETEK, Inc.	133,918	32,035,864
Amprius Technologies, Inc. *	74,358	797,861
API Group Corp. *	213,849	9,507,727
Apogee Enterprises, Inc.	11,954	476,008
Applied Industrial Technologies, Inc.	21,881	6,183,133
Archer Aviation, Inc., Class A *	353,927	2,519,960
Arcosa, Inc.	28,663	3,080,699
Argan, Inc.	7,903	3,566,229
Armstrong World Industries, Inc.	24,840	4,309,740
Array Technologies, Inc. *	93,660	709,943
Astec Industries, Inc.	13,148	816,359
Astronics Corp. *	18,379	1,481,715
ATI, Inc. *	79,601	13,021,928
Atkore, Inc.	20,882	1,351,274
Atmus Filtration Technologies, Inc.	47,753	3,081,501
Axon Enterprise, Inc. *	45,846	24,866,870
AZZ, Inc.	18,062	2,456,071
Beta Technologies, Inc., Class A *	17,000	319,600
Bloom Energy Corp., Class A *	126,774	19,734,909
Blue Bird Corp. *	18,273	1,064,768
BlueLinx Holdings, Inc. *	4,759	313,713
Boeing Co. *	456,046	103,764,146
Boise Cascade Co.	21,306	1,762,858
Bowman Consulting Group Ltd. *	8,117	272,244
Builders FirstSource, Inc. *	64,661	6,743,496
BWX Technologies, Inc.	53,603	11,041,146
Cadre Holdings, Inc.	15,098	670,200
Carlisle Cos., Inc.	24,086	9,508,430
Carpenter Technology Corp.	28,774	11,454,066
Carrier Global Corp.	459,544	29,594,634
Caterpillar, Inc.	272,328	202,293,408
CECO Environmental Corp. *	19,531	1,180,649
Centuri Holdings, Inc. *	48,321	1,497,951
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ChargePoint Holdings, Inc. *(a)	15,000	94,500
Chart Industries, Inc. *	25,516	5,289,467
CNH Industrial NV	516,853	6,357,292
Columbus McKinnon Corp.	16,620	315,448
Comfort Systems USA, Inc.	20,528	29,342,107
Construction Partners, Inc., Class A *	27,706	3,722,855
Core & Main, Inc., Class A *	110,660	5,993,346
Crane Co.	28,307	5,676,403
CSW Industrials, Inc.	10,040	2,955,073
Cummins, Inc.	80,303	46,886,513
Curtiss-Wright Corp.	21,550	15,092,111
Custom Truck One Source, Inc. *	37,174	266,166
Deere & Co.	146,278	92,112,719
Distribution Solutions Group, Inc. *	5,809	173,689
DNOW, Inc. *	110,415	1,300,689
Donaldson Co., Inc.	67,110	6,225,124
Douglas Dynamics, Inc.	12,323	565,872
Dover Corp.	79,560	17,940,780
Ducommun, Inc. *	7,304	902,701
DXP Enterprises, Inc. *	7,607	1,053,341
Dycom Industries, Inc. *	16,640	6,989,133
Eaton Corp. PLC	225,985	84,952,281
EMCOR Group, Inc.	26,042	18,870,554
Emerson Electric Co.	326,232	49,179,474
Energy Recovery, Inc. *	33,280	347,110
Energy Vault Holdings, Inc. *	65,432	196,296
Enerpac Tool Group Corp.	31,594	1,289,035
EnerSys	21,015	3,491,642
Enovix Corp. *	113,732	599,368
Enpro, Inc.	12,544	3,244,506
Eos Energy Enterprises, Inc. *	167,792	955,575
Esab Corp.	33,120	4,178,750
ESCO Technologies, Inc.	14,956	4,147,149
Eve Holding, Inc. *	50,114	150,342
Everus Construction Group, Inc. *	29,260	3,536,656
Fastenal Co.	666,414	30,681,701
Federal Signal Corp.	35,252	4,104,390
Ferguson Enterprises, Inc.	113,636	29,631,723
Firefly Aerospace, Inc. *	12,047	232,146
Flowserve Corp.	73,676	6,521,800
Fluence Energy, Inc. *	36,240	563,170
Fluor Corp. *	96,088	5,026,363
Fortive Corp.	184,897	10,945,902
Fortune Brands Innovations, Inc.	71,048	3,860,748
Franklin Electric Co., Inc.	22,478	2,239,258
FTAI Aviation Ltd.	59,612	18,229,350
Gates Industrial Corp. PLC *	150,126	4,138,974
GATX Corp.	21,036	3,874,200
GE Vernova, Inc.	157,941	137,977,258
Generac Holdings, Inc. *	34,165	7,699,766
General Dynamics Corp.	147,641	52,715,219
General Electric Co.	613,819	210,085,691
Gibraltar Industries, Inc. *	16,482	749,601
Global Industrial Co.	7,498	247,284
Gorman-Rupp Co.	13,517	868,197
Graco, Inc.	96,031	9,019,232
Graham Corp. *	6,243	507,056
Granite Construction, Inc.	26,218	3,525,272
Great Lakes Dredge & Dock Corp. *	36,546	619,455
Greenbrier Cos., Inc.	17,524	988,704
Griffon Corp.	22,977	1,958,559
Hayward Holdings, Inc. *	117,390	1,878,240
HEICO Corp.	58,684	18,747,191
Helios Technologies, Inc.	18,111	1,291,677
Herc Holdings, Inc.	17,725	2,477,778
Hexcel Corp.	46,975	4,354,113
Hillman Solutions Corp. *	111,550	914,710
Honeywell International, Inc.	369,198	89,932,941
SECURITY	NUMBER OF SHARES	VALUE ($)
Howmet Aerospace, Inc.	234,220	61,489,777
Hubbell, Inc.	30,831	15,774,065
Huntington Ingalls Industries, Inc.	22,985	10,217,292
Hyliion Holdings Corp. *	73,893	151,481
Hyster-Yale, Inc.	5,890	216,929
IDEX Corp.	43,659	9,145,251
IES Holdings, Inc. *	4,999	2,476,255
Illinois Tool Works, Inc.	153,510	44,614,611
Ingersoll Rand, Inc.	208,564	19,634,215
Insteel Industries, Inc.	11,550	430,584
Intuitive Machines, Inc. *(a)	64,932	1,070,079
ITT, Inc.	49,248	9,968,288
Janus International Group, Inc. *	81,330	566,057
JBT Marel Corp.	30,296	4,665,584
Johnson Controls International PLC	355,982	51,368,203
Kadant, Inc.	6,759	2,292,450
Karman Holdings, Inc. *	44,596	3,929,354
Kennametal, Inc.	46,535	1,874,430
Kratos Defense & Security Solutions, Inc. *	98,790	8,513,722
L3Harris Technologies, Inc.	109,059	39,756,368
Legence Corp., Class A *	20,613	1,196,585
Lennox International, Inc.	18,440	10,509,694
Leonardo DRS, Inc.	47,373	2,055,514
Limbach Holdings, Inc. *	5,702	521,277
Lincoln Electric Holdings, Inc.	32,257	9,259,372
Lindsay Corp.	5,967	803,755
Loar Holdings, Inc. *	20,600	1,458,274
Lockheed Martin Corp.	118,572	78,029,862
LSI Industries, Inc.	17,500	378,350
Manitowoc Co., Inc. *	21,000	309,750
Masco Corp.	120,504	8,630,496
MasTec, Inc. *	35,566	10,599,379
Masterbrand, Inc. *	73,699	745,834
McGrath RentCorp	14,225	1,578,264
Mercury Systems, Inc. *	31,921	2,841,927
Microvast Holdings, Inc. *	120,836	270,673
Middleby Corp. *	27,217	4,595,863
Miller Industries, Inc.	6,716	282,273
Modine Manufacturing Co. *	30,438	6,917,035
Moog, Inc., Class A	16,469	5,557,135
MSC Industrial Direct Co., Inc., Class A	26,713	2,506,748
Mueller Industries, Inc.	65,462	7,721,898
Mueller Water Products, Inc., Class A	90,730	2,715,549
MYR Group, Inc. *	9,030	2,437,739
NANO Nuclear Energy, Inc. *(a)	21,193	563,522
National Presto Industries, Inc.	2,567	338,690
Nextpower, Inc., Class A *	86,319	9,072,127
Nordson Corp.	30,996	9,095,466
Northrop Grumman Corp.	78,092	56,568,283
NPK International, Inc. *	47,700	688,311
NuScale Power Corp. *	89,262	1,147,017
nVent Electric PLC	93,243	11,036,241
Oshkosh Corp.	37,470	6,370,649
Otis Worldwide Corp.	226,209	20,937,905
Owens Corning	48,476	5,917,465
PACCAR, Inc.	305,037	38,462,115
Parker-Hannifin Corp.	73,406	74,079,867
Pentair PLC	94,844	9,407,576
Plug Power, Inc. *	829,535	1,484,868
Powell Industries, Inc.	5,463	2,860,427
Power Solutions International, Inc. *	3,500	292,250
Preformed Line Products Co.	1,518	385,041
Primoris Services Corp.	31,588	4,760,943
Proto Labs, Inc. *	13,117	814,303
Quanex Building Products Corp.	30,533	626,842
Quanta Services, Inc.	86,774	48,860,704
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
QXO, Inc. *	281,132	6,733,111
RBC Bearings, Inc. *	18,257	10,514,571
Red Cat Holdings, Inc. *(a)	60,830	708,670
Redwire Corp. *(a)	45,284	410,726
Regal Rexnord Corp.	38,225	8,446,960
Resideo Technologies, Inc. *	79,139	3,062,679
Rocket Lab Corp. *	273,011	18,865,060
Rockwell Automation, Inc.	65,307	26,609,337
RTX Corp.	780,224	158,088,987
Rush Enterprises, Inc., Class A	39,259	2,786,211
Sensata Technologies Holding PLC	84,677	3,161,839
SES AI Corp. *	159,460	261,514
Shoals Technologies Group, Inc., Class A *	97,317	577,090
Simpson Manufacturing Co., Inc.	23,788	4,604,643
SiteOne Landscape Supply, Inc. *	25,623	3,661,270
Snap-on, Inc.	30,537	11,763,463
Southland Holdings, Inc. *	9,000	10,080
SPX Technologies, Inc. *	28,755	6,525,660
StandardAero, Inc. *	112,123	3,453,388
Standex International Corp.	7,037	1,843,694
Stanley Black & Decker, Inc.	90,806	7,853,811
Sterling Infrastructure, Inc. *	17,802	7,621,570
Sunrun, Inc. *	133,310	1,766,358
Symbotic, Inc. *	32,517	1,781,281
Tecnoglass, Inc.	16,031	730,372
Tennant Co.	10,652	650,092
Terex Corp.	66,108	4,547,569
Terrestrial Energy, Inc. *	42,909	296,072
Textron, Inc.	102,235	10,085,483
Thermon Group Holdings, Inc. *	19,374	983,812
Timken Co.	37,605	4,075,630
Titan International, Inc. *	30,834	300,015
Titan Machinery, Inc. *	11,148	217,275
Toro Co.	57,511	5,685,537
Trane Technologies PLC	129,102	59,686,437
Transcat, Inc. *	5,428	423,221
TransDigm Group, Inc.	32,796	42,726,301
Trex Co., Inc. *	63,063	2,612,069
Trinity Industries, Inc.	45,773	1,564,521
Tutor Perini Corp.	25,560	1,926,457
UFP Industries, Inc.	34,038	3,502,851
United Rentals, Inc.	36,917	31,010,280
V2X, Inc. *	12,226	852,764
Valmont Industries, Inc.	11,545	5,309,892
Vertiv Holdings Co., Class A	222,510	56,715,574
Vicor Corp. *	13,612	2,741,457
Virgin Galactic Holdings, Inc. *(a)	63,013	160,683
Voyager Technologies, Inc., Class A *	7,300	194,837
VSE Corp.	15,884	3,606,780
Wabash National Corp.	26,259	266,529
Watsco, Inc.	20,197	8,428,814
Watts Water Technologies, Inc., Class A	15,952	5,244,060
WESCO International, Inc.	28,229	8,172,295
Westinghouse Air Brake Technologies Corp.	99,219	26,188,855
Willis Lease Finance Corp.	1,548	315,343
WillScot Holdings Corp.	107,599	2,325,214
Woodward, Inc.	35,188	13,609,311
Worthington Enterprises, Inc.	16,967	950,322
WW Grainger, Inc.	25,456	29,140,247
Xometry, Inc., Class A *	24,645	1,010,815
Xylem, Inc.	141,366	18,315,379
Zurn Elkay Water Solutions Corp.	86,526	4,411,095
		3,122,318,758

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.1%
ABM Industries, Inc.	36,256	1,613,392
ACV Auctions, Inc., Class A *	99,778	484,921
Alight, Inc., Class A	280,911	247,117
Amentum Holdings, Inc. *	87,180	2,604,067
Automatic Data Processing, Inc.	235,494	50,480,494
Barrett Business Services, Inc.	13,459	373,756
BlackSky Technology, Inc. *	24,034	453,041
Booz Allen Hamilton Holding Corp., Class A	70,385	5,548,450
Brady Corp., Class A	25,271	2,333,524
BrightView Holdings, Inc. *	40,468	558,054
Brink's Co.	24,380	2,846,853
Broadridge Financial Solutions, Inc.	67,967	12,633,026
CACI International, Inc., Class A *	12,692	7,744,278
Casella Waste Systems, Inc., Class A *	36,975	3,444,591
CBIZ, Inc. *	28,591	818,846
Cimpress PLC *	8,762	640,064
Cintas Corp.	199,087	40,042,368
Clarivate PLC *	259,489	596,825
Clean Harbors, Inc. *	29,224	8,568,477
Concentrix Corp.	26,719	876,383
Conduent, Inc. *	86,207	125,862
Copart, Inc. *	516,831	19,686,093
CoreCivic, Inc. *	63,150	1,116,492
CRA International, Inc.	3,642	628,828
CSG Systems International, Inc.	15,742	1,257,786
Deluxe Corp.	26,224	727,716
Ennis, Inc.	14,809	312,618
Enviri Corp. *	49,004	927,646
Equifax, Inc.	70,998	14,835,742
ExlService Holdings, Inc. *	93,853	2,932,906
Exponent, Inc.	29,491	2,146,355
First Advantage Corp. *	48,639	559,835
Forrester Research, Inc. *	7,000	41,860
Franklin Covey Co. *	6,000	78,120
FTI Consulting, Inc. *	17,472	2,872,746
Genpact Ltd.	94,277	3,744,682
GEO Group, Inc. *	81,388	1,224,075
Healthcare Services Group, Inc. *	42,410	923,266
HNI Corp.	40,035	1,799,974
Huron Consulting Group, Inc. *	9,000	1,272,600
ICF International, Inc.	10,618	882,674
Innodata, Inc. *	18,500	817,145
Insperity, Inc.	20,574	456,948
Interface, Inc.	33,929	1,068,424
Jacobs Solutions, Inc.	69,524	9,584,579
KBR, Inc.	74,309	3,138,069
Kforce, Inc.	11,106	300,084
Korn Ferry	30,161	1,890,190
Legalzoom.com, Inc. *	69,728	490,188
Leidos Holdings, Inc.	74,385	13,024,813
Liquidity Services, Inc. *	12,128	383,366
ManpowerGroup, Inc.	24,000	671,280
Maximus, Inc.	32,968	2,492,710
MillerKnoll, Inc.	43,188	869,806
Montrose Environmental Group, Inc. *	19,062	556,992
MSA Safety, Inc.	21,286	4,159,497
OPENLANE, Inc. *	64,651	1,843,200
Parsons Corp. *	31,328	2,067,648
Paychex, Inc.	188,424	17,645,908
Paycom Software, Inc.	28,128	3,539,346
Paylocity Holding Corp. *	26,116	2,781,093
Pitney Bowes, Inc.	85,935	922,083
Planet Labs PBC *	146,177	3,528,713
RB Global, Inc.	107,557	10,858,955
Republic Services, Inc.	116,721	26,729,109
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Resources Connection, Inc.	20,000	75,200
Robert Half, Inc.	55,078	1,345,005
Rollins, Inc.	170,217	10,364,513
Science Applications International Corp.	27,276	2,516,484
SS&C Technologies Holdings, Inc.	122,374	9,213,538
TaskUS, Inc., Class A *	10,500	111,510
Tetra Tech, Inc.	154,127	5,523,912
TIC Solutions, Inc. *	99,473	942,009
TransUnion	112,898	8,868,138
TriNet Group, Inc.	17,414	663,125
TrueBlue, Inc. *(b)	18,000	76,140
UL Solutions, Inc., Class A	43,639	3,664,367
UniFirst Corp.	8,519	2,000,432
Upwork, Inc. *	76,945	1,032,602
Veralto Corp.	144,451	14,073,861
Verisk Analytics, Inc.	80,876	16,787,431
Verra Mobility Corp. *	90,852	1,518,137
Vestis Corp. *	66,754	525,354
Waste Management, Inc.	215,817	51,977,366
Willdan Group, Inc. *	7,978	711,159
		442,816,832

Consumer Discretionary Distribution & Retail 5.1%
1-800-Flowers.com, Inc., Class A *(a)	16,000	55,680
Abercrombie & Fitch Co., Class A *	27,531	2,692,532
Academy Sports & Outdoors, Inc.	39,013	2,345,852
Advance Auto Parts, Inc.	36,234	1,926,562
Amazon.com, Inc. *	5,660,990	1,188,807,900
American Eagle Outfitters, Inc.	93,118	2,287,909
Arhaus, Inc. *	30,862	254,611
Arko Corp.	43,506	279,744
Asbury Automotive Group, Inc. *	11,380	2,432,816
AutoNation, Inc. *	16,280	3,177,205
AutoZone, Inc. *	9,690	36,391,570
Bath & Body Works, Inc.	124,296	2,828,977
Bed Bath & Beyond, Inc. *	35,216	187,701
Best Buy Co., Inc.	114,128	7,072,512
Boot Barn Holdings, Inc. *	17,685	3,346,356
Buckle, Inc.	16,360	876,078
Build-A-Bear Workshop, Inc.	6,963	338,820
Burlington Stores, Inc. *	36,188	11,105,011
Caleres, Inc.	20,335	241,783
CarMax, Inc. *	88,129	3,804,529
Carvana Co. *	82,050	27,417,828
Chewy, Inc., Class A *	133,298	3,655,031
Coupang, Inc. *	783,173	14,942,941
Designer Brands, Inc., Class A	20,000	142,400
Dick's Sporting Goods, Inc.	38,547	7,849,326
Dillard's, Inc., Class A	1,736	1,046,443
eBay, Inc.	263,123	23,907,356
Etsy, Inc. *	57,270	3,142,978
Five Below, Inc. *	32,328	7,226,278
Floor & Decor Holdings, Inc., Class A *	62,119	4,291,802
GameStop Corp., Class A *	242,108	5,817,855
Gap, Inc.	129,441	3,629,526
Genesco, Inc. *	6,608	180,002
Genuine Parts Co.	80,727	9,627,502
GigaCloud Technology, Inc., Class A *	15,615	692,369
Gold.com, Inc.	12,773	734,064
Group 1 Automotive, Inc.	7,462	2,430,672
Groupon, Inc. *	14,084	177,740
Haverty Furniture Cos., Inc.	8,044	191,528
Home Depot, Inc.	578,755	220,343,604
Kohl's Corp.	64,620	1,057,829
Lands' End, Inc. *(a)	7,423	119,288
Lithia Motors, Inc.	14,259	3,986,531
SECURITY	NUMBER OF SHARES	VALUE ($)
LKQ Corp.	149,604	4,953,388
Lowe's Cos., Inc.	326,328	86,336,599
Macy's, Inc.	159,145	3,147,888
MarineMax, Inc. *	11,506	350,933
Monro, Inc.	17,179	369,864
Murphy USA, Inc.	10,144	3,963,666
National Vision Holdings, Inc. *	45,528	1,227,890
Ollie's Bargain Outlet Holdings, Inc. *	35,373	3,788,448
O'Reilly Automotive, Inc. *	490,589	46,056,495
Outdoor Holding Co. *	51,676	110,070
Pattern Group, Inc., Class A *	15,993	168,406
Penske Automotive Group, Inc.	10,715	1,687,827
Petco Health & Wellness Co., Inc. *	50,869	129,716
Pool Corp.	19,017	4,320,282
RealReal, Inc. *	57,569	705,796
Revolve Group, Inc. *	23,000	578,680
RH *	8,969	1,486,253
Ross Stores, Inc.	189,565	38,982,147
Sally Beauty Holdings, Inc. *	62,036	996,918
Savers Value Village, Inc. *	22,735	214,391
Shoe Carnival, Inc.	10,461	211,208
Signet Jewelers Ltd.	23,211	2,232,666
Sleep Number Corp. *	24,000	148,080
Sonic Automotive, Inc., Class A	8,646	542,277
Stitch Fix, Inc., Class A *	65,789	219,077
ThredUp, Inc., Class A *	55,682	271,728
TJX Cos., Inc.	647,294	104,641,548
Tractor Supply Co.	307,499	15,940,748
Ulta Beauty, Inc. *	25,960	17,777,148
Upbound Group, Inc.	34,820	746,889
Urban Outfitters, Inc. *	30,536	2,021,483
Valvoline, Inc. *	75,254	2,844,601
Victoria's Secret & Co. *	47,948	3,006,340
Warby Parker, Inc., Class A *	57,664	1,442,177
Wayfair, Inc., Class A *	63,193	4,823,522
Williams-Sonoma, Inc.	70,566	14,511,898
Winmark Corp.	1,708	779,258
Zumiez, Inc. *	8,189	214,716
		1,985,016,062

Consumer Durables & Apparel 0.8%
Acushnet Holdings Corp.	17,363	1,776,756
Beazer Homes USA, Inc. *	16,658	426,112
Brunswick Corp.	38,046	3,029,222
Callaway Golf Co. *	81,880	1,151,233
Capri Holdings Ltd. *	70,003	1,435,762
Carter's, Inc.	21,000	704,550
Cavco Industries, Inc. *	4,668	2,694,650
Century Communities, Inc.	15,571	1,046,838
Champion Homes, Inc. *	33,279	3,110,921
Columbia Sportswear Co.	16,501	1,022,072
Crocs, Inc. *	30,482	2,765,022
Deckers Outdoor Corp. *	84,500	9,909,315
DR Horton, Inc.	159,405	25,566,968
Dream Finders Homes, Inc., Class A *	15,666	283,085
Ethan Allen Interiors, Inc.	13,270	302,291
Figs, Inc., Class A *	91,094	1,407,402
Funko, Inc., Class A *	23,000	115,000
Garmin Ltd.	94,888	23,990,533
G-III Apparel Group Ltd.	22,408	685,461
GoPro, Inc., Class A *	74,070	71,685
Green Brick Partners, Inc. *	17,297	1,274,097
Hasbro, Inc.	76,736	7,642,138
Helen of Troy Ltd. *	13,500	238,140
Installed Building Products, Inc.	13,268	4,348,720
Johnson Outdoors, Inc., Class A	4,785	232,025
KB Home	39,863	2,534,490
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kontoor Brands, Inc.	30,105	1,963,147
Latham Group, Inc. *	25,271	169,568
La-Z-Boy, Inc.	23,787	849,672
Legacy Housing Corp. *	6,676	146,338
Leggett & Platt, Inc.	77,795	908,646
Lennar Corp., Class A	130,116	14,880,066
Levi Strauss & Co., Class A	58,596	1,298,487
LGI Homes, Inc. *	11,830	613,977
Lululemon Athletica, Inc. *	62,594	11,590,531
M/I Homes, Inc. *	15,173	2,156,994
Malibu Boats, Inc., Class A *	11,217	325,966
Mattel, Inc. *	178,659	3,028,270
Meritage Homes Corp.	41,342	3,118,014
Mohawk Industries, Inc. *	30,393	3,807,331
Movado Group, Inc.	8,138	203,043
Newell Brands, Inc.	150,390	684,274
NIKE, Inc., Class B	693,088	43,096,212
NVR, Inc. *	1,636	12,299,104
Oxford Industries, Inc. (b)	9,278	367,316
Peloton Interactive, Inc., Class A *	224,476	902,394
Polaris, Inc.	30,466	1,850,505
PulteGroup, Inc.	113,002	15,503,874
PVH Corp.	27,657	1,897,270
Ralph Lauren Corp.	22,282	8,079,453
Smith & Wesson Brands, Inc.	25,128	299,023
Somnigroup International, Inc.	122,522	10,966,944
Sonos, Inc. *	74,666	1,149,856
Steven Madden Ltd.	42,025	1,517,102
Sturm Ruger & Co., Inc.	9,917	371,292
Tapestry, Inc.	119,086	18,514,300
Taylor Morrison Home Corp. *	57,489	3,787,950
Toll Brothers, Inc.	55,747	8,765,658
TopBuild Corp. *	16,109	7,221,665
Tri Pointe Homes, Inc. *	52,970	2,452,511
Under Armour, Inc., Class A *	177,204	1,314,854
VF Corp.	193,061	3,749,245
Whirlpool Corp. (a)	36,645	2,507,617
Wolverine World Wide, Inc.	45,625	806,194
YETI Holdings, Inc. *	46,982	2,053,583
		292,982,734

Consumer Services 2.0%
Accel Entertainment, Inc. *	30,821	350,127
ADT, Inc.	294,060	2,358,361
Airbnb, Inc., Class A *	246,737	33,336,636
Aramark	153,160	6,409,746
Biglari Holdings, Inc., Class B *	400	155,112
BJ's Restaurants, Inc. *	12,955	492,160
Black Rock Coffee Bar, Inc., Class A *	10,998	146,713
Bloomin' Brands, Inc.	44,411	271,795
Booking Holdings, Inc.	18,691	79,237,691
Boyd Gaming Corp.	34,521	2,873,183
Bright Horizons Family Solutions, Inc. *	33,316	2,482,708
Brinker International, Inc. *	25,622	3,797,180
Caesars Entertainment, Inc. *	121,423	3,041,646
Carnival Corp.	631,193	19,914,139
Carriage Services, Inc.	7,528	346,815
Cava Group, Inc. *	58,448	4,820,207
Cheesecake Factory, Inc. (a)	26,093	1,690,305
Chipotle Mexican Grill, Inc. *	770,871	28,691,819
Choice Hotels International, Inc. (a)	12,500	1,316,875
Churchill Downs, Inc.	38,971	3,582,604
Coursera, Inc. *	86,684	555,644
Covista, Inc. *	20,540	2,012,920
Cracker Barrel Old Country Store, Inc. (a)	14,932	488,575
SECURITY	NUMBER OF SHARES	VALUE ($)
Darden Restaurants, Inc.	67,732	14,484,488
Dave & Buster's Entertainment, Inc. *	15,802	232,605
Dine Brands Global, Inc.	12,159	376,443
Domino's Pizza, Inc.	18,090	7,281,406
DoorDash, Inc., Class A *	217,083	38,308,637
DraftKings, Inc., Class A *	288,432	6,876,219
Driven Brands Holdings, Inc. *	34,536	379,896
Duolingo, Inc. *	23,151	2,338,251
Dutch Bros, Inc., Class A *	73,980	3,966,068
El Pollo Loco Holdings, Inc. *	12,037	133,129
European Wax Center, Inc., Class A *	20,000	114,400
Expedia Group, Inc.	67,849	14,634,351
First Watch Restaurant Group, Inc. *	27,448	342,002
Flutter Entertainment PLC *	102,015	10,827,872
Frontdoor, Inc. *	43,072	2,953,447
Global Business Travel Group I *	70,770	387,112
Golden Entertainment, Inc.	12,169	351,684
Graham Holdings Co., Class B	2,012	2,119,058
Grand Canyon Education, Inc. *	15,752	2,505,671
H&R Block, Inc.	73,298	2,244,385
Hilton Grand Vacations, Inc. *	37,040	1,665,318
Hilton Worldwide Holdings, Inc.	135,350	42,199,423
Hyatt Hotels Corp., Class A	24,443	3,947,544
Jack in the Box, Inc.	10,900	184,428
KinderCare Learning Cos., Inc. *	30,157	105,549
Krispy Kreme, Inc.	69,830	261,862
Kura Sushi USA, Inc., Class A *	3,998	281,579
Las Vegas Sands Corp.	177,153	10,048,118
Laureate Education, Inc. *	76,512	2,474,398
Liberty Live Holdings, Inc., Class C *	42,238	4,209,017
Life Time Group Holdings, Inc. *	89,238	2,409,426
Lincoln Educational Services Corp. *	17,500	634,200
Lindblad Expeditions Holdings, Inc. *	21,192	417,694
Lucky Strike Entertainment Corp., Class A (a)	18,097	151,472
Marriott International, Inc., Class A	129,757	44,341,860
Marriott Vacations Worldwide Corp.	16,062	1,044,191
Matthews International Corp., Class A	16,840	445,081
McDonald's Corp.	414,226	141,275,920
McGraw Hill, Inc. *	14,000	196,000
MGM Resorts International *	118,839	4,380,405
Monarch Casino & Resort, Inc.	7,088	681,157
Navan, Inc., Class A *	24,641	240,003
Norwegian Cruise Line Holdings Ltd. *	264,505	6,557,079
OneSpaWorld Holdings Ltd.	61,343	1,320,715
Papa John's International, Inc.	18,897	592,421
Penn Entertainment, Inc. *	83,937	1,312,775
Perdoceo Education Corp.	37,596	1,253,827
Phoenix Education Partners, Inc.	2,500	74,000
Planet Fitness, Inc., Class A *	48,564	3,989,533
Portillo's, Inc., Class A *	65,432	349,407
Pursuit Attractions & Hospitality, Inc. *	11,440	397,654
Red Rock Resorts, Inc., Class A	27,834	1,685,349
Royal Caribbean Cruises Ltd.	147,798	45,959,266
Rush Street Interactive, Inc. *	56,895	1,123,676
Sabre Corp. *	239,631	282,765
Serve Robotics, Inc. *(a)	42,216	421,738
Service Corp. International	80,908	6,810,835
Shake Shack, Inc., Class A *	22,784	2,187,492
SHARPLINK, Inc. *	119,491	814,929
Six Flags Entertainment Corp. *	36,078	614,408
Starbucks Corp.	662,183	64,907,178
Strategic Education, Inc.	13,865	1,140,812
Stride, Inc. *	24,541	2,070,770
Sweetgreen, Inc., Class A *	69,553	386,019
Target Hospitality Corp. *	18,754	146,094
Texas Roadhouse, Inc.	38,204	6,986,365
Travel & Leisure Co.	38,010	2,801,337
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United Parks & Resorts, Inc. *	16,507	574,278
Universal Technical Institute, Inc. *	30,953	1,120,499
Vail Resorts, Inc.	20,730	2,815,341
Venu Holding Corp. *(a)	18,264	94,060
Wendy's Co. (a)	97,416	746,207
Wingstop, Inc.	16,164	4,194,720
Wyndham Hotels & Resorts, Inc.	44,284	3,622,431
Wynn Resorts Ltd.	49,021	5,303,582
Xponential Fitness, Inc., Class A *	25,000	106,500
Yum! Brands, Inc.	161,955	27,234,353
		770,823,145

Consumer Staples Distribution & Retail 2.0%
Albertsons Cos., Inc., Class A	229,174	4,102,215
Andersons, Inc.	18,328	1,196,635
BJ's Wholesale Club Holdings, Inc. *	76,518	7,559,213
Casey's General Stores, Inc.	21,711	14,884,845
Chefs' Warehouse, Inc. *	22,357	1,596,066
Costco Wholesale Corp.	257,895	260,677,687
Dollar General Corp.	127,977	19,995,126
Dollar Tree, Inc. *	110,125	13,928,610
Grocery Outlet Holding Corp. *	62,353	616,048
Ingles Markets, Inc., Class A	7,780	662,078
Kroger Co.	353,651	24,133,144
Maplebear, Inc. *	107,749	4,041,665
Natural Grocers by Vitamin Cottage, Inc.	6,292	170,073
Performance Food Group Co. *	90,624	8,795,965
PriceSmart, Inc.	15,613	2,414,082
Sprouts Farmers Market, Inc. *	56,866	4,200,691
Sysco Corp.	277,554	25,301,823
Target Corp.	264,160	30,058,766
U.S. Foods Holding Corp. *	129,475	12,508,580
United Natural Foods, Inc. *	38,150	1,457,712
Walmart, Inc.	2,551,766	326,498,460
Weis Markets, Inc.	5,703	386,435
		765,185,919

Energy 3.6%
Antero Midstream Corp.	195,562	4,396,234
Antero Resources Corp. *	169,096	6,224,424
APA Corp.	208,399	6,329,078
Archrock, Inc.	101,499	3,585,960
Atlas Energy Solutions, Inc.	46,559	448,363
Baker Hughes Co.	575,268	37,541,990
BKV Corp. *	14,127	442,599
Bristow Group, Inc. *	12,665	604,120
Cactus, Inc., Class A	40,252	2,173,608
California Resources Corp.	46,887	2,758,831
Calumet, Inc. *	39,417	1,062,682
Centrus Energy Corp., Class A *	10,090	2,044,133
Cheniere Energy, Inc.	124,893	29,441,027
Chevron Corp.	1,101,409	205,699,145
Chord Energy Corp.	33,733	3,655,645
Clean Energy Fuels Corp. *	102,320	231,243
CNX Resources Corp. *	78,469	3,278,435
Comstock Resources, Inc. *	46,559	913,022
ConocoPhillips	719,121	81,591,469
Core Laboratories, Inc.	25,730	452,591
Core Natural Resources, Inc.	29,390	2,412,331
Coterra Energy, Inc.	442,225	13,527,663
Crescent Energy Co., Class A	134,539	1,568,725
CVR Energy, Inc. *	17,075	412,532
Delek U.S. Holdings, Inc.	34,343	1,308,812
Devon Energy Corp.	364,071	15,848,011
Diamondback Energy, Inc.	107,984	18,797,855
SECURITY	NUMBER OF SHARES	VALUE ($)
DMC Global, Inc. *	10,365	61,050
Dorian LPG Ltd.	21,236	785,520
DT Midstream, Inc.	58,639	8,141,439
EOG Resources, Inc.	316,309	39,247,621
EQT Corp.	362,237	22,248,597
Excelerate Energy, Inc., Class A	13,330	536,533
Expand Energy Corp.	137,876	14,879,578
Expro Group Holdings NV *	58,106	1,037,773
Exxon Mobil Corp.	2,454,060	374,244,150
Flowco Holdings, Inc., Class A	12,000	270,720
Granite Ridge Resources, Inc.	31,068	157,204
Green Plains, Inc. *	37,425	513,845
Gulfport Energy Corp. *	9,057	1,889,834
Halliburton Co.	488,570	17,588,520
Helix Energy Solutions Group, Inc. *	83,431	766,731
Helmerich & Payne, Inc.	58,124	2,047,127
HF Sinclair Corp.	92,343	4,618,073
HighPeak Energy, Inc. (a)	15,000	78,150
Innovex International, Inc. *	21,521	567,078
International Seaways, Inc.	24,572	1,855,923
Kinder Morgan, Inc.	1,141,491	37,977,406
Kinetik Holdings, Inc. (a)	26,309	1,196,796
Kodiak Gas Services, Inc.	48,780	2,661,925
Kosmos Energy Ltd. *	277,476	646,519
Liberty Energy, Inc.	96,103	2,699,533
Magnolia Oil & Gas Corp., Class A	108,784	3,026,371
Marathon Petroleum Corp.	174,368	34,561,481
Matador Resources Co.	68,537	3,522,802
Murphy Oil Corp.	80,162	2,657,370
Nabors Industries Ltd. *	9,065	708,158
NextDecade Corp. *	82,294	443,565
Noble Corp. PLC	72,036	3,272,595
Northern Oil & Gas, Inc.	58,532	1,614,898
NOV, Inc.	213,374	4,322,957
Occidental Petroleum Corp.	416,634	22,114,933
Oceaneering International, Inc. *	60,073	2,132,591
ONEOK, Inc.	365,014	30,212,209
Ovintiv, Inc.	163,195	8,256,035
Par Pacific Holdings, Inc. *	28,838	1,230,517
Patterson-UTI Energy, Inc.	203,265	1,729,785
PBF Energy, Inc., Class A	48,524	1,727,454
Peabody Energy Corp.	73,347	2,313,364
Permian Resources Corp.	405,182	7,410,779
Phillips 66	234,951	36,259,988
ProPetro Holding Corp. *	48,212	584,812
Range Resources Corp.	137,625	5,681,160
REX American Resources Corp. *	16,264	578,348
Riley Exploration Permian, Inc.	6,262	180,596
RPC, Inc.	48,937	284,324
Sable Offshore Corp. *(a)	72,124	595,023
SandRidge Energy, Inc.	17,244	302,287
Seadrill Ltd. *	36,440	1,598,987
Select Water Solutions, Inc.	57,905	791,561
SLB Ltd.	867,142	44,519,070
SM Energy Co.	131,723	3,046,753
Solaris Energy Infrastructure, Inc.	26,460	1,313,210
Talos Energy, Inc. *	73,858	904,760
Targa Resources Corp.	124,616	29,384,453
TechnipFMC PLC	234,310	15,537,096
TETRA Technologies, Inc. *	77,871	674,363
Texas Pacific Land Corp.	33,987	17,819,044
Tidewater, Inc. *	26,556	2,109,078
Transocean Ltd. *	587,965	3,810,013
Uranium Energy Corp. *	281,348	4,313,065
VAALCO Energy, Inc.	60,307	310,581
Valaris Ltd. *	37,144	3,560,252
Valero Energy Corp.	177,860	36,397,270
Venture Global, Inc., Class A (a)	295,254	2,861,011
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Viper Energy, Inc., Class A	96,215	4,477,846
Vitesse Energy, Inc. (a)	17,811	343,930
Weatherford International PLC	42,433	4,474,984
Williams Cos., Inc.	711,556	53,167,464
World Kinect Corp.	33,708	841,015
		1,391,448,381

Equity Real Estate Investment Trusts (REITs) 2.2%
Acadia Realty Trust	78,662	1,645,609
Agree Realty Corp.	68,048	5,476,503
Alexander & Baldwin, Inc.	40,908	850,477
Alexander's, Inc.	1,052	246,820
Alexandria Real Estate Equities, Inc.	90,538	4,892,674
American Assets Trust, Inc.	27,413	535,102
American Healthcare REIT, Inc.	102,922	5,376,645
American Homes 4 Rent, Class A	189,254	5,677,620
American Tower Corp.	272,453	52,272,833
Americold Realty Trust, Inc.	165,041	2,209,899
Apple Hospitality REIT, Inc.	129,688	1,589,975
Armada Hoffler Properties, Inc.	51,892	324,325
AvalonBay Communities, Inc.	82,506	14,622,538
Brandywine Realty Trust	100,320	320,021
Brixmor Property Group, Inc.	178,826	5,413,063
Broadstone Net Lease, Inc.	108,493	2,103,679
BXP, Inc.	86,016	4,952,801
Camden Property Trust	61,843	6,700,071
CareTrust REIT, Inc.	129,550	5,262,321
CBL & Associates Properties, Inc.	11,811	446,220
Centerspace	9,439	593,713
Chatham Lodging Trust	30,216	232,965
Community Healthcare Trust, Inc.	16,000	273,440
COPT Defense Properties	64,672	2,055,276
Cousins Properties, Inc.	96,986	2,246,196
Crown Castle, Inc.	253,810	22,726,147
CubeSmart	134,691	5,541,188
Curbline Properties Corp.	54,704	1,521,318
DiamondRock Hospitality Co.	119,119	1,195,955
Digital Realty Trust, Inc.	188,500	33,402,200
Diversified Healthcare Trust	130,580	882,721
Douglas Emmett, Inc.	50,078	495,271
Easterly Government Properties, Inc.	25,602	596,015
EastGroup Properties, Inc.	30,957	6,077,169
Empire State Realty Trust, Inc., Class A	80,730	474,692
EPR Properties	44,212	2,626,635
Equinix, Inc.	57,046	55,577,636
Equity LifeStyle Properties, Inc.	112,634	7,564,499
Equity Residential	201,358	12,727,839
Essential Properties Realty Trust, Inc.	114,891	3,899,401
Essex Property Trust, Inc.	37,349	9,528,103
Extra Space Storage, Inc.	123,081	18,588,923
Federal Realty Investment Trust	45,593	4,959,151
First Industrial Realty Trust, Inc.	76,640	4,839,050
Four Corners Property Trust, Inc.	64,317	1,641,370
Gaming & Leisure Properties, Inc.	163,759	8,009,453
Getty Realty Corp.	30,572	1,003,373
Gladstone Commercial Corp.	28,551	356,602
Global Net Lease, Inc.	113,128	1,065,666
Healthcare Realty Trust, Inc.	207,247	3,823,707
Healthpeak Properties, Inc.	402,718	7,120,054
Highwoods Properties, Inc.	64,566	1,452,089
Host Hotels & Resorts, Inc.	372,820	7,303,544
Hudson Pacific Properties, Inc. *	31,738	229,783
Independence Realty Trust, Inc.	138,989	2,303,048
Industrial Logistics Properties Trust	34,633	202,949
Innovative Industrial Properties, Inc.	15,583	825,276
InvenTrust Properties Corp.	45,286	1,412,923
SECURITY	NUMBER OF SHARES	VALUE ($)
Invitation Homes, Inc.	328,023	8,640,126
Iron Mountain, Inc.	173,223	18,765,248
JBG SMITH Properties	36,425	554,024
Kilroy Realty Corp.	63,472	1,892,735
Kimco Realty Corp.	397,772	9,367,531
Kite Realty Group Trust	127,885	3,331,404
Lamar Advertising Co., Class A	50,454	6,949,534
Lineage, Inc.	34,414	1,394,455
LTC Properties, Inc.	27,419	1,087,986
LXP Industrial Trust	33,887	1,679,440
Macerich Co.	149,625	3,062,824
Medical Properties Trust, Inc. (a)	287,243	1,654,520
Mid-America Apartment Communities, Inc.	67,922	9,092,039
Millrose Properties, Inc.	90,267	2,830,773
National Health Investors, Inc.	27,681	2,327,142
National Storage Affiliates Trust	40,340	1,412,707
NETSTREIT Corp.	50,587	1,050,692
NexPoint Diversified Real Estate Trust	25,589	113,871
NexPoint Residential Trust, Inc.	12,730	358,859
NNN REIT, Inc.	109,864	4,979,036
Omega Healthcare Investors, Inc.	170,531	8,231,531
One Liberty Properties, Inc.	10,345	243,004
Orion Properties, Inc.	24,025	59,822
Outfront Media, Inc.	84,193	2,425,600
Park Hotels & Resorts, Inc.	116,325	1,315,636
Peakstone Realty Trust	21,148	441,147
Pebblebrook Hotel Trust	67,754	869,284
Phillips Edison & Co., Inc.	71,781	2,819,558
Piedmont Realty Trust, Inc., Class A *	25,000	189,750
Prologis, Inc.	540,653	77,080,898
Public Storage	92,247	28,325,364
Rayonier, Inc.	163,759	3,519,181
Realty Income Corp.	535,616	35,886,272
Regency Centers Corp.	95,239	7,523,881
Rexford Industrial Realty, Inc.	137,916	5,167,712
RLJ Lodging Trust	86,524	693,922
Ryman Hospitality Properties, Inc.	36,587	3,612,966
Sabra Health Care REIT, Inc.	147,205	3,025,063
Safehold, Inc.	27,389	442,058
Saul Centers, Inc.	7,449	253,862
SBA Communications Corp.	62,205	12,513,158
Service Properties Trust (b)	90,470	208,081
Sila Realty Trust, Inc.	31,864	819,861
Simon Property Group, Inc.	190,696	38,873,380
SL Green Realty Corp.	41,177	1,517,372
Smartstop Self Storage REIT, Inc.	33,515	1,117,725
STAG Industrial, Inc.	108,297	4,247,408
Summit Hotel Properties, Inc.	62,271	280,842
Sun Communities, Inc.	67,482	9,208,594
Sunstone Hotel Investors, Inc.	119,893	1,112,607
Tanger, Inc.	69,503	2,575,781
Terreno Realty Corp.	60,286	3,982,493
UDR, Inc.	173,886	6,520,725
UMH Properties, Inc.	45,695	689,081
Universal Health Realty Income Trust	8,110	353,758
Urban Edge Properties	73,577	1,563,511
Ventas, Inc.	274,670	23,665,567
Veris Residential, Inc.	45,522	858,090
VICI Properties, Inc.	624,246	18,858,472
Vornado Realty Trust	93,950	2,591,141
Welltower, Inc.	399,113	82,664,285
Weyerhaeuser Co.	418,694	10,270,564
Whitestone REIT	26,363	400,454
WP Carey, Inc.	127,400	9,510,410
Xenia Hotels & Resorts, Inc.	58,988	901,337
		854,270,690

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 7.2%
Acadian Asset Management, Inc.	14,901	802,568
Adamas Trust, Inc.	48,713	401,395
Affiliated Managers Group, Inc.	16,447	5,035,742
Affirm Holdings, Inc., Class A *	167,652	7,876,291
AGNC Investment Corp.	623,435	6,988,706
Alerus Financial Corp.	14,118	336,573
Ally Financial, Inc.	163,928	6,465,320
ALT5 Sigma Corp. *	60,156	83,617
AlTi Global, Inc. *	26,000	115,180
American Express Co.	312,517	96,536,501
Ameriprise Financial, Inc.	53,976	25,375,197
Annaly Capital Management, Inc.	398,140	9,252,774
Apollo Commercial Real Estate Finance, Inc.	73,477	778,856
Apollo Global Management, Inc.	269,586	28,198,696
Arbor Realty Trust, Inc. (a)	114,940	911,474
ARES Management Corp., Class A	120,137	13,456,545
ARMOUR Residential REIT, Inc. (a)	66,950	1,201,753
Artisan Partners Asset Management, Inc., Class A	41,121	1,656,354
Atlanticus Holdings Corp. *	3,269	171,001
Bank of New York Mellon Corp.	405,513	48,296,598
Berkshire Hathaway, Inc., Class B *	1,067,090	538,827,096
BGC Group, Inc., Class A	215,082	2,047,581
Blackrock, Inc.	84,060	89,375,114
Blackstone Mortgage Trust, Inc., Class A	93,474	1,795,636
Blackstone, Inc.	429,821	48,728,807
Block, Inc. *	318,733	20,303,292
Blue Owl Capital, Inc. (a)	367,013	3,871,987
Bread Financial Holdings, Inc.	26,748	1,895,363
BrightSpire Capital, Inc.	86,429	502,153
Cannae Holdings, Inc.	29,960	365,512
Cantaloupe, Inc. *	40,490	422,716
Capital One Financial Corp.	369,887	72,364,693
Carlyle Group, Inc.	151,457	7,874,249
Cass Information Systems, Inc.	6,983	309,906
Cboe Global Markets, Inc.	61,093	18,310,794
Charles Schwab Corp. (c)	965,264	91,893,133
Chime Financial, Inc., Class A *	21,000	464,730
Chimera Investment Corp.	47,024	639,997
Claros Mortgage Trust, Inc. *	65,880	157,453
CME Group, Inc.	209,723	67,006,499
Cohen & Steers, Inc.	15,914	1,064,169
Coinbase Global, Inc., Class A *	132,734	23,341,274
Corebridge Financial, Inc.	155,203	4,010,446
Corpay, Inc. *	40,822	13,271,232
Credit Acceptance Corp. *	3,547	1,678,369
Dave, Inc. *	6,336	1,224,559
Diamond Hill Investment Group, Inc.	1,690	290,460
DigitalBridge Group, Inc.	96,372	1,488,947
Donnelley Financial Solutions, Inc. *	16,204	806,311
Dynex Capital, Inc.	85,142	1,194,542
Ellington Financial, Inc.	58,661	728,570
Enact Holdings, Inc.	15,826	662,160
Encore Capital Group, Inc. *	12,966	885,448
Enova International, Inc. *	14,616	2,032,355
Equitable Holdings, Inc.	166,316	6,689,230
Essent Group Ltd.	56,561	3,441,171
Euronet Worldwide, Inc. *	22,302	1,551,104
Evercore, Inc., Class A	22,360	6,905,662
EVERTEC, Inc.	36,846	1,043,110
EZCORP, Inc., Class A *	37,906	1,005,646
FactSet Research Systems, Inc.	21,877	4,743,152
Federal Agricultural Mortgage Corp., Class C	5,714	900,869
SECURITY	NUMBER OF SHARES	VALUE ($)
Federated Hermes, Inc.	44,002	2,464,552
Fidelity National Information Services, Inc.	300,859	15,331,775
Figure Technology Solutions, Inc., Class A *(a)	19,244	486,488
FirstCash Holdings, Inc.	22,813	4,398,118
Fiserv, Inc. *	312,095	19,440,398
Flywire Corp. *	62,190	765,559
Franklin BSP Realty Trust, Inc.	46,487	424,426
Franklin Resources, Inc.	177,799	4,718,785
Galaxy Digital, Inc., Class A *	113,377	2,334,432
GCM Grosvenor, Inc., Class A	31,997	370,525
Gemini Space Station, Inc., Class A *(a)	10,000	60,300
Global Payments, Inc.	137,160	10,487,254
Goldman Sachs Group, Inc.	174,546	150,034,505
Granite Point Mortgage Trust, Inc.	31,022	53,978
Green Dot Corp., Class A *	32,602	376,879
HA Sustainable Infrastructure Capital, Inc.	72,503	2,647,810
Hamilton Lane, Inc., Class A	23,579	2,474,380
Houlihan Lokey, Inc.	31,601	5,175,296
Innventure, Inc. *(a)	18,548	52,676
Interactive Brokers Group, Inc., Class A	261,139	18,590,485
Intercontinental Exchange, Inc.	331,634	54,431,088
International Money Express, Inc. *	17,362	273,972
Invesco Ltd.	257,771	6,769,066
Invesco Mortgage Capital, Inc.	47,217	398,039
Jack Henry & Associates, Inc.	42,244	6,862,960
Jackson Financial, Inc., Class A	39,387	4,312,089
Janus Henderson Group PLC	72,157	3,759,380
Jefferies Financial Group, Inc.	96,390	4,279,716
Jefferson Capital, Inc.	7,000	144,410
KKR & Co., Inc.	399,463	35,024,916
KKR Real Estate Finance Trust, Inc.	28,000	194,600
Ladder Capital Corp.	62,093	643,904
Lazard, Inc., Class A	65,898	3,334,439
LendingClub Corp. *	65,054	969,955
LendingTree, Inc. *	6,491	242,569
LPL Financial Holdings, Inc.	46,433	13,947,545
MarketAxess Holdings, Inc.	21,622	4,151,424
Marqeta, Inc., Class A *	238,510	915,878
Mastercard, Inc., Class A	477,341	246,885,539
Merchants Bancorp	17,882	756,051
MFA Financial, Inc.	60,281	609,441
MGIC Investment Corp.	131,078	3,477,499
Miami International Holdings, Inc. *	12,703	541,148
Moelis & Co., Class A	43,910	2,606,498
Moody's Corp.	89,372	42,683,173
Morgan Stanley	703,315	117,108,981
Morningstar, Inc.	13,784	2,524,402
MSCI, Inc.	43,910	25,109,055
Nasdaq, Inc.	261,719	22,921,350
Navient Corp.	39,806	349,895
NCR Atleos Corp. *	43,585	1,929,944
Nelnet, Inc., Class A	8,378	1,084,616
NerdWallet, Inc., Class A *	22,075	239,514
NewtekOne, Inc.	14,258	175,088
NMI Holdings, Inc., Class A *	44,079	1,732,746
Northern Trust Corp.	110,072	15,750,202
OneMain Holdings, Inc.	69,335	3,814,812
Oppenheimer Holdings, Inc., Class A	4,000	345,160
Orchid Island Capital, Inc.	97,898	728,361
Paymentus Holdings, Inc., Class A *	29,330	717,705
Payoneer Global, Inc. *	177,735	767,815
PayPal Holdings, Inc.	543,729	25,125,717
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PennyMac Financial Services, Inc.	16,537	1,520,246
PennyMac Mortgage Investment Trust	50,369	617,524
Perella Weinberg Partners, Class A	40,010	740,585
Piper Sandler Cos.	9,770	2,887,524
PJT Partners, Inc., Class A	14,407	2,127,626
PRA Group, Inc. *	20,961	330,136
Priority Technology Holdings, Inc. *	16,000	88,800
PROG Holdings, Inc.	23,745	836,061
Radian Group, Inc.	78,777	2,719,382
Raymond James Financial, Inc.	102,274	15,656,104
Ready Capital Corp.	107,320	198,542
Redwood Trust, Inc.	68,415	413,911
Remitly Global, Inc. *	99,706	1,665,090
Repay Holdings Corp. *	35,078	97,517
Ridgepost Capital, Inc., Class A	36,216	292,263
Rithm Capital Corp.	318,418	3,200,101
Robinhood Markets, Inc., Class A *	457,855	34,728,302
Rocket Cos., Inc., Class A	562,349	10,229,128
S&P Global, Inc.	180,315	79,677,592
SEI Investments Co.	54,354	4,420,067
Sezzle, Inc. *	9,980	728,041
Shift4 Payments, Inc., Class A *(a)	39,540	1,742,528
SLM Corp.	117,121	2,194,848
SoFi Technologies, Inc. *	732,118	13,002,416
Starwood Property Trust, Inc.	203,235	3,619,615
State Street Corp.	162,255	20,869,238
StepStone Group, Inc., Class A	42,121	1,817,100
Stifel Financial Corp.	88,976	6,588,636
StoneX Group, Inc. *	26,738	3,409,095
Synchrony Financial	208,929	14,439,083
T. Rowe Price Group, Inc.	126,545	11,974,953
Toast, Inc., Class A *	272,392	7,439,026
TPG RE Finance Trust, Inc.	45,415	384,211
TPG, Inc.	75,420	3,274,736
Tradeweb Markets, Inc., Class A	67,391	8,306,278
Two Harbors Investment Corp.	58,624	605,586
Upstart Holdings, Inc. *	48,274	1,314,501
UWM Holdings Corp.	139,471	615,067
Velocity Financial, Inc. *	7,693	143,013
Victory Capital Holdings, Inc., Class A	28,155	1,947,763
Virtu Financial, Inc., Class A	47,092	1,950,080
Virtus Investment Partners, Inc.	3,623	501,278
Visa, Inc., Class A	982,096	314,408,213
Voya Financial, Inc.	55,639	3,721,136
Walker & Dunlop, Inc.	19,865	913,989
Waterstone Financial, Inc.	11,312	201,467
Western Union Co.	183,478	1,766,893
WEX, Inc. *	19,751	2,946,652
WisdomTree, Inc.	67,242	1,150,511
World Acceptance Corp. *	1,661	224,036
		2,794,032,411

Food, Beverage & Tobacco 2.2%
Altria Group, Inc.	977,791	67,506,691
Archer-Daniels-Midland Co.	279,781	19,316,080
B&G Foods, Inc.	50,519	268,256
Beyond Meat, Inc. *(a)	266,413	251,920
Boston Beer Co., Inc., Class A *	4,521	1,025,272
BRC, Inc., Class A *	26,000	16,367
Brown-Forman Corp., Class B	135,769	3,918,293
Bunge Global SA	78,500	9,471,025
Cal-Maine Foods, Inc.	26,767	2,331,673
Campbell's Co.	113,522	3,059,418
Celsius Holdings, Inc. *	95,226	5,105,066
Coca-Cola Co.	2,252,879	183,744,811
Coca-Cola Consolidated, Inc.	32,811	6,640,946
Conagra Brands, Inc.	277,598	5,343,762
SECURITY	NUMBER OF SHARES	VALUE ($)
Constellation Brands, Inc., Class A	81,694	12,896,215
Darling Ingredients, Inc. *	92,170	4,899,757
Flowers Foods, Inc.	122,736	1,212,632
Fresh Del Monte Produce, Inc.	22,536	967,471
Freshpet, Inc. *	27,727	2,341,545
General Mills, Inc.	309,497	13,998,549
Hershey Co.	86,278	20,385,766
Hormel Foods Corp.	169,408	4,336,845
Ingredion, Inc.	37,423	4,395,706
J&J Snack Foods Corp.	8,993	782,931
J.M. Smucker Co.	62,212	7,213,481
John B Sanfilippo & Son, Inc.	4,938	407,928
Keurig Dr. Pepper, Inc.	790,679	23,941,760
Kraft Heinz Co.	494,586	12,171,761
Lamb Weston Holdings, Inc.	80,347	3,871,922
Marzetti Co.	11,880	1,952,359
McCormick & Co., Inc. - Non Voting Shares	146,712	10,422,421
MGP Ingredients, Inc.	8,132	154,508
Mission Produce, Inc. *	22,726	322,482
Molson Coors Beverage Co., Class B	100,090	4,903,409
Mondelez International, Inc., Class A	748,831	46,113,013
Monster Beverage Corp. *	415,639	35,454,007
National Beverage Corp. *	13,228	480,838
PepsiCo, Inc.	794,999	134,943,130
Philip Morris International, Inc.	905,842	169,238,461
Pilgrim's Pride Corp.	25,161	1,085,949
Post Holdings, Inc. *	28,258	3,003,825
Primo Brands Corp.	147,972	3,356,005
Seaboard Corp.	146	749,374
Seneca Foods Corp., Class A *	3,050	423,889
Simply Good Foods Co. *	51,852	884,595
SunOpta, Inc. *	53,743	348,255
Tootsie Roll Industries, Inc.	11,148	470,780
Turning Point Brands, Inc.	10,477	1,435,244
Tyson Foods, Inc., Class A	166,079	10,793,474
Universal Corp.	13,896	746,632
Utz Brands, Inc.	50,502	469,164
Vita Coco Co., Inc. *	25,281	1,467,815
Vital Farms, Inc. *	21,907	462,019
Westrock Coffee Co. *(a)	22,000	97,240
		851,602,737

Health Care Equipment & Services 3.6%
Abbott Laboratories	1,011,196	117,652,655
Acadia Healthcare Co., Inc. *	53,687	1,258,423
Accendra Health, Inc. *(b)	60,314	145,960
AdaptHealth Corp. *	62,239	569,487
Addus HomeCare Corp. *	11,424	1,182,727
agilon health, Inc. *	275,413	162,301
AirSculpt Technologies, Inc. *(a)	8,500	13,430
Align Technology, Inc. *	39,579	7,523,968
Alignment Healthcare, Inc. *	83,995	1,614,384
Alphatec Holdings, Inc. *	62,922	856,998
AMN Healthcare Services, Inc. *	22,000	428,560
AngioDynamics, Inc. *	23,038	263,555
Ardent Health, Inc. *	15,000	140,850
Artivion, Inc. *	25,635	986,948
AtriCure, Inc. *	29,237	913,949
Avanos Medical, Inc. *	26,000	366,600
Aveanna Healthcare Holdings, Inc. *	34,835	256,386
Axogen, Inc. *	25,831	819,618
Baxter International, Inc.	296,970	6,049,279
Becton Dickinson & Co.	166,365	29,360,095
Beta Bionics, Inc. *	23,230	293,395
Billiontoone, Inc., Class A *(a)	2,500	190,825
Bioventus, Inc., Class A *	20,431	179,384
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Boston Scientific Corp. *	862,410	66,276,208
BrightSpring Health Services, Inc. *	69,183	2,866,252
Brookdale Senior Living, Inc. *	131,875	2,017,687
Butterfly Network, Inc. *	167,946	636,515
Cardinal Health, Inc.	138,423	31,730,704
Castle Biosciences, Inc. *	18,371	543,230
Cencora, Inc.	112,836	41,990,789
Centene Corp. *	272,044	12,209,335
Ceribell, Inc. *	12,055	225,067
Certara, Inc. *	73,832	522,731
Cerus Corp. *	149,996	383,990
Chemed Corp.	8,514	3,490,825
Cigna Group	155,249	44,994,265
Claritev Corp. *	5,000	67,350
Clover Health Investments Corp. *	237,257	495,867
Community Health Systems, Inc. *	69,358	239,979
Concentra Group Holdings Parent, Inc.	71,497	1,713,068
CONMED Corp.	17,906	823,676
Cooper Cos., Inc. *	115,364	9,652,506
CorVel Corp. *	18,666	962,792
CVS Health Corp.	737,701	58,942,310
DaVita, Inc. *	20,321	3,176,172
Definitive Healthcare Corp. *	56,733	72,618
Dentsply Sirona, Inc.	116,124	1,704,700
Dexcom, Inc. *	228,249	16,760,324
DocGo, Inc. *	50,440	36,216
Doximity, Inc., Class A *	79,789	1,957,224
Edwards Lifesciences Corp. *	337,170	29,155,090
Elevance Health, Inc.	129,381	41,401,920
Encompass Health Corp.	57,938	6,250,351
Enovis Corp. *	33,143	844,152
Ensign Group, Inc.	33,238	7,118,582
Envista Holdings Corp. *	100,649	2,939,957
Fulgent Genetics, Inc. *	15,924	244,115
GE HealthCare Technologies, Inc.	264,502	22,289,584
GeneDx Holdings Corp. *	12,226	974,534
Glaukos Corp. *	33,695	4,056,878
Globus Medical, Inc., Class A *	65,149	6,219,124
GoodRx Holdings, Inc., Class A *	51,157	95,664
Guardant Health, Inc. *	75,142	7,055,834
Haemonetics Corp. *	26,981	1,708,437
HCA Healthcare, Inc.	92,802	49,157,219
HealthEquity, Inc. *	50,698	3,877,890
HealthStream, Inc.	12,523	265,863
HeartFlow, Inc. *	10,000	231,600
Henry Schein, Inc. *	57,913	4,771,452
Hims & Hers Health, Inc. *	120,287	1,746,567
Hinge Health, Inc., Class A *	9,000	384,840
Hologic, Inc. *	128,874	9,711,945
Humana, Inc.	69,780	13,295,881
ICU Medical, Inc. *	14,942	2,249,966
IDEXX Laboratories, Inc. *	46,480	30,524,810
Innovage Holding Corp. *	12,684	113,649
Inspire Medical Systems, Inc. *	15,479	998,550
Insulet Corp. *	40,646	10,023,710
Integer Holdings Corp. *	20,828	1,805,371
Integra LifeSciences Holdings Corp. *	39,256	446,733
Intuitive Surgical, Inc. *	206,104	103,775,425
iRadimed Corp.	4,917	509,057
IRhythm Holdings, Inc. *	18,379	2,458,191
Kestra Medical Technologies Ltd. *	8,000	186,240
Labcorp Holdings, Inc.	48,016	13,882,386
Lantheus Holdings, Inc. *	40,232	3,013,779
LeMaitre Vascular, Inc.	11,326	1,225,247
LifeStance Health Group, Inc. *	110,762	801,917
LivaNova PLC *	31,012	2,189,447
Masimo Corp. *	26,209	4,595,748
SECURITY	NUMBER OF SHARES	VALUE ($)
McKesson Corp.	71,742	70,835,899
Medline, Inc., Class A *	125,323	5,954,096
Medtronic PLC	744,904	72,747,325
Merit Medical Systems, Inc. *	34,409	2,655,687
Molina Healthcare, Inc. *	30,217	4,654,929
National HealthCare Corp.	7,150	1,169,025
National Research Corp.	11,000	147,510
Neogen Corp. *	126,729	1,423,167
NeoGenomics, Inc. *	74,519	732,522
Novocure Ltd. *	58,580	800,789
Omada Health, Inc. *	5,000	61,400
OmniAb, Inc., Class A *(d)	3,072	0
OmniAb, Inc., Class B *(d)	3,072	0
Omnicell, Inc. *	26,432	1,086,355
OPKO Health, Inc. *	324,907	389,888
Option Care Health, Inc. *	95,563	3,101,975
OraSure Technologies, Inc. *	50,676	159,629
Orchestra BioMed Holdings, Inc. *	43,157	189,028
Orthofix Medical, Inc. *	24,938	337,411
OrthoPediatrics Corp. *	11,589	222,161
PACS Group, Inc. *	28,000	1,022,280
Pediatrix Medical Group, Inc. *	51,643	1,025,114
Pennant Group, Inc. *	21,982	741,013
Penumbra, Inc. *	22,533	7,760,140
Phreesia, Inc. *	30,862	380,528
Privia Health Group, Inc. *	70,369	1,671,264
PROCEPT BioRobotics Corp. *	34,347	779,333
Progyny, Inc. *	45,034	796,651
Pulse Biosciences, Inc. *(a)	10,923	204,588
Quest Diagnostics, Inc.	65,294	13,836,452
QuidelOrtho Corp. *	41,982	954,671
RadNet, Inc. *	41,912	2,925,877
ResMed, Inc.	84,782	21,726,235
RxSight, Inc. *	21,093	157,776
Schrodinger, Inc. *	32,574	392,842
Select Medical Holdings Corp.	65,872	986,104
Senseonics Holdings, Inc. *	22,534	186,356
SI-BONE, Inc. *	21,723	337,141
Sight Sciences, Inc. *	20,000	103,200
Simulations Plus, Inc. *	10,592	129,540
Solventum Corp. *	84,840	6,295,128
STAAR Surgical Co. *	31,130	619,487
STERIS PLC	56,907	14,360,481
Stryker Corp.	200,167	77,556,706
Surgery Partners, Inc. *	49,254	763,437
Tandem Diabetes Care, Inc. *	39,205	991,886
Teladoc Health, Inc. *	104,142	547,787
Teleflex, Inc.	26,589	3,245,453
Tenet Healthcare Corp. *	51,164	12,248,150
TransMedics Group, Inc. *	19,368	2,813,396
TruBridge, Inc. *	8,348	161,033
U.S. Physical Therapy, Inc.	8,652	717,770
UFP Technologies, Inc. *	4,962	1,044,898
UnitedHealth Group, Inc.	526,408	154,379,674
Universal Health Services, Inc., Class B	32,177	6,631,680
Varex Imaging Corp. *	24,000	316,080
Veeva Systems, Inc., Class A *	87,327	15,894,387
Waystar Holding Corp. *	66,612	1,708,598
Zimmer Biomet Holdings, Inc.	114,480	11,269,411
		1,402,671,225

Household & Personal Products 1.0%
BellRing Brands, Inc. *	73,900	1,359,021
Central Garden & Pet Co., Class A *	34,282	1,184,100
Church & Dwight Co., Inc.	139,317	14,608,781
Clorox Co.	71,433	9,083,420
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Colgate-Palmolive Co.	469,733	46,569,330
Coty, Inc., Class A *	212,733	533,960
Edgewell Personal Care Co.	26,000	591,240
elf Beauty, Inc. *	34,623	3,187,047
Energizer Holdings, Inc.	35,292	761,954
Estee Lauder Cos., Inc., Class A	142,548	15,604,729
Herbalife Ltd. *	60,807	1,186,953
Interparfums, Inc.	10,272	1,035,212
Kenvue, Inc.	1,117,058	21,358,149
Kimberly-Clark Corp.	192,782	21,483,626
Medifast, Inc. *(b)	7,873	82,903
Niagen Bioscience, Inc. *	33,335	168,342
Nu Skin Enterprises, Inc., Class A (b)	27,870	236,338
Oil-Dri Corp. of America	6,683	453,375
Olaplex Holdings, Inc. *	80,314	129,305
Procter & Gamble Co.	1,359,796	227,357,891
Reynolds Consumer Products, Inc.	30,902	766,679
Spectrum Brands Holdings, Inc.	15,263	1,196,314
USANA Health Sciences, Inc. *	6,500	139,880
WD-40 Co.	7,752	1,846,526
		370,925,075

Insurance 1.9%
Abacus Global Management, Inc. (a)	21,503	196,322
Aflac, Inc.	274,019	30,944,966
Allstate Corp.	152,786	32,775,653
American Financial Group, Inc.	39,934	5,310,423
American Integrity Insurance Group, Inc. *	5,000	101,800
American International Group, Inc.	313,358	25,222,185
AMERISAFE, Inc.	10,631	345,826
Aon PLC, Class A	125,227	42,009,902
Arch Capital Group Ltd. *	209,988	21,030,298
Arthur J Gallagher & Co.	149,142	34,034,204
Assurant, Inc.	29,362	6,741,222
Assured Guaranty Ltd.	25,862	2,229,563
Axis Capital Holdings Ltd.	44,457	4,699,994
Baldwin Insurance Group, Inc., Class A *	42,770	993,547
Bowhead Specialty Holdings, Inc. *	10,983	278,199
Brighthouse Financial, Inc. *	32,493	1,948,930
Brown & Brown, Inc.	170,320	12,232,382
Chubb Ltd.	212,850	72,552,051
Cincinnati Financial Corp.	90,590	14,854,948
CNA Financial Corp.	11,814	567,308
CNO Financial Group, Inc.	54,294	2,270,032
Donegal Group, Inc., Class A	9,441	166,350
Employers Holdings, Inc.	14,150	585,103
Erie Indemnity Co., Class A	14,817	3,992,293
Everest Group Ltd.	24,307	8,154,756
F&G Annuities & Life, Inc.	22,251	503,985
Fidelity National Financial, Inc.	148,629	7,859,502
First American Financial Corp.	58,802	4,122,608
Genworth Financial, Inc., Class A *	239,007	2,017,219
Globe Life, Inc.	46,051	6,689,368
Goosehead Insurance, Inc., Class A *	14,266	773,217
Hagerty, Inc., Class A *	23,635	277,475
Hanover Insurance Group, Inc.	20,664	3,732,538
Hartford Insurance Group, Inc.	161,831	22,790,660
HCI Group, Inc.	5,969	1,053,051
Heritage Insurance Holdings, Inc. *	13,097	365,013
Hippo Holdings, Inc. *	13,164	378,597
Horace Mann Educators Corp.	23,222	1,010,389
James River Group Holdings, Inc.	31,864	223,048
Kemper Corp.	33,923	1,096,391
Kinsale Capital Group, Inc.	12,736	4,962,837
Lemonade, Inc. *	36,515	1,889,286
SECURITY	NUMBER OF SHARES	VALUE ($)
Lincoln National Corp.	96,782	3,319,623
Loews Corp.	98,933	10,884,609
Markel Group, Inc. *	7,361	15,255,452
Marsh & McLennan Cos., Inc.	284,797	53,182,992
MBIA, Inc. *	29,581	193,756
Mercury General Corp.	15,341	1,389,588
MetLife, Inc.	321,229	23,150,974
Neptune Insurance Holdings, Inc., Class A *	11,727	244,156
Octave Specialty Group, Inc. *	23,471	125,570
Old Republic International Corp.	132,384	5,675,302
Oscar Health, Inc., Class A *	124,466	1,697,716
Palomar Holdings, Inc. *	15,348	1,898,701
Primerica, Inc.	18,425	4,673,686
Principal Financial Group, Inc.	115,881	11,057,365
ProAssurance Corp. *	31,753	779,536
Progressive Corp.	340,988	72,855,496
Prudential Financial, Inc.	203,134	19,984,323
Reinsurance Group of America, Inc., Class A	38,467	8,298,486
RenaissanceRe Holdings Ltd.	26,617	8,050,578
RLI Corp.	53,467	3,332,064
Root, Inc., Class A *	8,000	415,040
Ryan Specialty Holdings, Inc.	66,320	2,609,692
Safety Insurance Group, Inc.	8,127	630,899
Selective Insurance Group, Inc.	35,034	2,944,257
SiriusPoint Ltd. *	61,354	1,297,024
Skyward Specialty Insurance Group, Inc. *	22,368	1,039,441
Slide Insurance Holdings, Inc. *	15,000	285,000
Stewart Information Services Corp.	16,532	1,173,607
Tiptree, Inc.	11,411	194,329
Travelers Cos., Inc.	129,888	40,088,632
Trupanion, Inc. *	19,538	518,539
United Fire Group, Inc.	12,402	481,942
Universal Insurance Holdings, Inc.	14,165	498,183
Unum Group	89,286	6,404,485
W.R. Berkley Corp.	174,389	12,503,691
White Mountains Insurance Group Ltd.	1,471	3,266,370
Willis Towers Watson PLC	56,090	17,116,985
		721,501,530

Materials 2.4%
AdvanSix, Inc.	15,186	270,766
Air Products & Chemicals, Inc.	129,705	35,755,777
Albemarle Corp.	68,275	12,198,694
Alcoa Corp.	150,254	9,327,768
Alpha Metallurgical Resources, Inc. *	6,446	1,048,442
Amcor PLC	267,125	12,936,864
Amrize Ltd. *	298,160	19,377,418
AptarGroup, Inc.	38,552	5,540,308
Ashland, Inc.	27,099	1,689,894
ASP Isotopes, Inc. *(a)	80,515	429,950
Aspen Aerogels, Inc. *	38,440	119,933
Avery Dennison Corp.	45,038	8,843,211
Avient Corp.	53,131	2,182,090
Axalta Coating Systems Ltd. *	126,653	4,231,477
Balchem Corp.	18,897	3,428,483
Ball Corp.	158,080	10,611,910
Cabot Corp.	31,008	2,360,949
Celanese Corp.	64,307	3,211,492
Century Aluminum Co. *	31,304	1,614,034
CF Industries Holdings, Inc.	91,836	9,141,355
Chemours Co.	85,735	1,563,806
Clearwater Paper Corp. *	9,826	147,292
Cleveland-Cliffs, Inc. *	330,474	3,522,853
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Coeur Mining, Inc. *	370,330	10,054,459
Commercial Metals Co.	65,086	4,770,804
Compass Minerals International, Inc. *	19,584	493,517
Corteva, Inc.	393,884	31,557,986
CRH PLC	389,511	46,733,530
Crown Holdings, Inc.	66,831	7,658,833
Dow, Inc.	410,576	12,617,000
DuPont de Nemours, Inc.	242,725	12,145,959
Eagle Materials, Inc.	18,772	4,201,174
Eastman Chemical Co.	67,369	5,087,033
Ecolab, Inc.	147,969	45,626,241
Ecovyst, Inc. *	78,559	885,360
Element Solutions, Inc.	130,287	4,571,771
FMC Corp.	72,555	1,069,461
Freeport-McMoRan, Inc.	834,200	56,792,336
Graphic Packaging Holding Co.	172,407	2,108,538
Greif, Inc., Class A	17,742	1,289,311
Hawkins, Inc.	12,036	1,794,568
HB Fuller Co.	31,515	2,071,166
Hecla Mining Co.	392,508	9,777,374
Huntsman Corp.	95,238	1,204,761
Ingevity Corp. *	20,710	1,491,741
Innospec, Inc.	14,337	1,097,927
International Flavors & Fragrances, Inc.	149,125	12,262,549
International Paper Co.	305,702	13,313,322
Ivanhoe Electric, Inc. *	65,803	1,131,154
Kaiser Aluminum Corp.	8,783	1,143,020
Knife River Corp. *	32,600	2,900,748
Koppers Holdings, Inc.	11,766	444,755
Kronos Worldwide, Inc.	12,600	73,206
Linde PLC	271,728	138,059,562
Louisiana-Pacific Corp.	36,522	3,094,874
LSB Industries, Inc. *	30,289	351,958
LyondellBasell Industries NV, Class A	149,591	8,604,474
Martin Marietta Materials, Inc.	35,171	23,795,643
Materion Corp.	12,241	1,996,017
Mativ Holdings, Inc.	32,540	352,734
McEwen, Inc. *	26,273	744,840
Mercer International, Inc.	26,000	46,800
Metallus, Inc. *	21,884	372,028
Minerals Technologies, Inc.	18,123	1,279,846
Mosaic Co.	184,464	5,135,478
MP Materials Corp. *	77,693	4,573,787
Myers Industries, Inc.	21,359	477,801
NewMarket Corp.	4,507	2,821,427
Newmont Corp.	634,126	82,436,380
Nucor Corp.	132,884	23,504,522
O-I Glass, Inc. *	90,506	1,212,780
Olin Corp.	66,731	1,692,965
Packaging Corp. of America	51,593	11,976,799
Perimeter Solutions, Inc. *	79,766	1,872,906
PPG Industries, Inc.	131,144	16,166,121
PureCycle Technologies, Inc. *(a)	86,682	546,963
Quaker Chemical Corp.	8,023	1,179,622
Ramaco Resources, Inc., Class A *	24,162	365,813
Ranpak Holdings Corp. *	25,000	128,000
Reliance, Inc.	30,418	9,601,138
Royal Gold, Inc.	46,757	14,017,281
RPM International, Inc.	74,690	8,523,623
Ryerson Holding Corp.	25,645	670,873
Scotts Miracle-Gro Co.	25,724	1,803,767
Sealed Air Corp.	88,514	3,706,966
Sensient Technologies Corp.	24,325	2,469,717
Sherwin-Williams Co.	134,272	48,685,684
Silgan Holdings, Inc.	51,594	2,479,092
Smurfit WestRock PLC	303,142	14,250,705
Solstice Advanced Materials, Inc.	91,980	7,221,350
SECURITY	NUMBER OF SHARES	VALUE ($)
Sonoco Products Co.	57,241	3,232,399
Steel Dynamics, Inc.	79,978	15,446,151
Stepan Co.	12,000	610,680
SunCoke Energy, Inc.	46,492	265,004
Sylvamo Corp.	20,186	934,612
TriMas Corp.	17,857	697,852
Tronox Holdings PLC	69,194	517,571
U.S. Lime & Minerals, Inc.	6,371	727,313
USA Rare Earth, Inc. *(a)	62,043	1,172,613
Vulcan Materials Co.	77,104	23,902,240
Warrior Met Coal, Inc.	30,016	2,498,532
Westlake Corp.	18,983	2,000,429
Worthington Steel, Inc.	19,751	820,852
		944,970,954

Media & Entertainment 8.7%
Alphabet, Inc., Class A	3,385,620	1,055,500,891
Alphabet, Inc., Class C	2,705,947	842,713,074
AMC Entertainment Holdings, Inc., Class A *(a)	298,373	346,113
AMC Networks, Inc., Class A *(b)	23,524	192,191
Angel Studios, Inc. *(a)	54,807	214,843
Angi, Inc. *	21,656	168,484
Atlanta Braves Holdings, Inc., Class C *	33,081	1,445,970
Bumble, Inc., Class A *	40,078	121,837
Cable One, Inc. *	2,650	254,267
Cargurus, Inc. *	50,389	1,546,942
Cars.com, Inc. *	36,434	311,146
Charter Communications, Inc., Class A *	51,186	12,009,771
Cinemark Holdings, Inc.	60,698	1,714,112
Clear Channel Outdoor Holdings, Inc. *	228,770	549,048
DoubleVerify Holdings, Inc. *	77,654	818,473
EchoStar Corp., Class A *	78,141	9,027,630
Electronic Arts, Inc.	130,231	26,120,432
Emerald Holding, Inc.	11,476	47,855
Eventbrite, Inc., Class A *	50,440	222,945
EverQuote, Inc., Class A *	15,097	238,533
EW Scripps Co., Class A *(b)	38,082	158,040
Fox Corp., Class A	199,984	11,267,099
fuboTV, Inc., Class A *	203,092	237,618
Gray Media, Inc. (b)	48,955	254,076
Grindr, Inc. *	27,637	314,509
IAC, Inc. *	40,084	1,536,019
Ibotta, Inc., Class A *	13,560	338,593
iHeartMedia, Inc., Class A *	67,148	219,574
John Wiley & Sons, Inc., Class A	24,217	751,211
Liberty Broadband Corp., Class C *	78,067	4,263,239
Liberty Media Corp.-Liberty Formula One, Class C *	142,084	13,013,474
Lionsgate Studios Corp. *	129,589	1,166,301
Live Nation Entertainment, Inc. *	92,036	14,922,717
Madison Square Garden Entertainment Corp. *	23,590	1,489,473
Madison Square Garden Sports Corp. *	10,331	3,426,379
Magnite, Inc. *	82,808	1,127,845
Match Group, Inc.	138,079	4,363,296
MediaAlpha, Inc., Class A *	19,325	192,090
Meta Platforms, Inc., Class A	1,267,361	821,478,053
MNTN, Inc., Class A *	6,500	63,440
National CineMedia, Inc.	54,780	195,017
Netflix, Inc. *	2,463,989	237,134,301
New York Times Co., Class A	94,156	7,512,707
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
News Corp., Class A	298,047	7,239,562
Nexstar Media Group, Inc.	16,434	4,125,263
Nextdoor Holdings, Inc. *	144,594	253,039
NIQ Global Intelligence PLC *	28,000	373,240
Omnicom Group, Inc.	185,513	15,822,404
Optimum Communications, Inc., Class A *	160,020	230,429
Paramount Skydance Corp., Class B	180,725	2,441,595
Pinterest, Inc., Class A *	347,309	5,949,403
Playtika Holding Corp.	39,932	123,390
PubMatic, Inc., Class A *	24,127	195,429
QuinStreet, Inc. *	33,922	397,566
Reddit, Inc., Class A *	73,456	10,710,619
ROBLOX Corp., Class A *	380,258	26,108,514
Roku, Inc. *	76,343	7,512,915
Rumble, Inc. *(a)	64,940	351,325
Scholastic Corp.	13,332	463,554
Shutterstock, Inc.	13,500	226,800
Sinclair, Inc.	22,849	373,353
Sirius XM Holdings, Inc.	110,065	2,417,027
Snap, Inc., Class A *	658,994	3,433,359
Sphere Entertainment Co. *	15,674	1,865,363
Stagwell, Inc. *	60,156	289,952
Stubhub Holdings, Inc., Class A *(a)	20,000	191,400
Take-Two Interactive Software, Inc. *	101,446	21,453,800
TechTarget, Inc. *	14,188	49,800
TEGNA, Inc.	93,555	1,959,977
TKO Group Holdings, Inc.	38,977	8,725,781
Trade Desk, Inc., Class A *	256,612	6,112,498
TripAdvisor, Inc. *	68,016	687,642
Trump Media & Technology Group Corp. *	94,685	1,014,076
USA TODAY Co., Inc. *	72,605	432,000
Versant Media Group, Inc. *	84,381	2,811,575
Walt Disney Co.	1,038,222	110,093,061
Warner Bros Discovery, Inc. *	1,438,415	40,520,151
Warner Music Group Corp., Class A	83,927	2,400,312
Webtoon Entertainment, Inc. *(a)	9,000	101,250
Yelp, Inc. *	34,875	777,364
Ziff Davis, Inc. *	22,776	616,774
ZipRecruiter, Inc., Class A *	43,500	78,735
ZoomInfo Technologies, Inc. *	163,005	1,012,261
		3,368,932,186

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
10X Genomics, Inc., Class A *	74,942	1,727,413
4D Molecular Therapeutics, Inc. *	20,000	193,200
AbbVie, Inc.	1,027,694	238,507,223
Absci Corp. *(a)	77,444	212,197
ACADIA Pharmaceuticals, Inc. *	76,784	1,885,815
Adaptive Biotechnologies Corp. *	74,895	1,199,818
ADMA Biologics, Inc. *	137,783	2,145,281
Agilent Technologies, Inc.	164,407	19,955,722
Agios Pharmaceuticals, Inc. *	34,138	1,031,992
Akebia Therapeutics, Inc. *	159,254	208,623
Alkermes PLC *	96,258	2,897,366
Allogene Therapeutics, Inc. *	132,049	367,096
Alnylam Pharmaceuticals, Inc. *	76,684	25,529,637
Alumis, Inc. *	45,966	1,364,731
Amgen, Inc.	313,135	121,546,482
Amicus Therapeutics, Inc. *	180,762	2,597,550
Amneal Pharmaceuticals, Inc. *	103,037	1,422,941
Amphastar Pharmaceuticals, Inc. *	21,605	437,069
Amylyx Pharmaceuticals, Inc. *	58,304	884,472
AnaptysBio, Inc. *	13,507	743,560
ANI Pharmaceuticals, Inc. *	10,389	767,747
Anika Therapeutics, Inc. *	8,500	122,060
SECURITY	NUMBER OF SHARES	VALUE ($)
Annexon, Inc. *	78,432	439,219
Apellis Pharmaceuticals, Inc. *	62,298	1,305,766
Apogee Therapeutics, Inc. *	28,443	1,991,010
Arbutus Biopharma Corp. *	85,205	397,055
Arcellx, Inc. *	24,283	2,763,163
Arcus Biosciences, Inc. *	51,072	1,040,337
Arcutis Biotherapeutics, Inc. *	63,168	1,703,641
Ardelyx, Inc. *	142,443	933,002
ArriVent Biopharma, Inc. *	18,008	413,644
Arrowhead Pharmaceuticals, Inc. *	80,745	5,108,736
ARS Pharmaceuticals, Inc. *(a)	47,630	442,006
Arvinas, Inc. *	46,801	621,049
Atea Pharmaceuticals, Inc. *	46,931	219,637
Atrium Therapeutics, Inc. *	8,226	121,333
Avantor, Inc. *	394,978	3,574,551
Axsome Therapeutics, Inc. *	24,682	4,045,133
Azenta, Inc. *	23,585	636,323
Beam Therapeutics, Inc. *	61,389	1,747,131
Bicara Therapeutics, Inc. *	24,554	412,016
BioAge Labs, Inc. *	16,108	358,725
BioCryst Pharmaceuticals, Inc. *	139,729	1,222,629
Biogen, Inc. *	85,199	16,342,872
Biohaven Ltd. *	30,078	346,499
BioLife Solutions, Inc. *	26,022	629,732
BioMarin Pharmaceutical, Inc. *	113,111	6,982,342
Bio-Rad Laboratories, Inc., Class A *	10,744	2,991,559
Bio-Techne Corp.	92,262	5,443,458
BridgeBio Oncology Therapeutics, Inc. *(a)	27,500	275,825
Bridgebio Pharma, Inc. *	97,894	6,507,993
Bristol-Myers Squibb Co.	1,182,096	73,727,328
Bruker Corp.	64,452	2,585,170
C4 Therapeutics, Inc. *	27,023	72,962
CareDx, Inc. *	30,207	566,683
Caribou Biosciences, Inc. *	78,038	148,272
Catalyst Pharmaceuticals, Inc. *	64,150	1,480,582
Celcuity, Inc. *	20,955	2,340,883
Celldex Therapeutics, Inc. *	37,528	1,129,218
CG oncology, Inc. *	38,925	2,288,790
Charles River Laboratories International, Inc. *	28,240	5,040,558
Cogent Biosciences, Inc. *	91,462	3,553,299
Coherus Oncology, Inc. *	90,259	150,733
Collegium Pharmaceutical, Inc. *	19,395	808,190
Contineum Therapeutics, Inc., Class A *	10,500	161,070
Corcept Therapeutics, Inc. *	55,341	1,975,674
CorMedix, Inc. *(a)	40,194	286,583
Crinetics Pharmaceuticals, Inc. *	59,545	2,447,299
CRISPR Therapeutics AG *	56,572	3,402,240
CryoPort, Inc. *	36,194	304,753
Cullinan Therapeutics, Inc. *	29,851	462,690
Cytek Biosciences, Inc. *	61,450	275,296
Cytokinetics, Inc. *	71,889	4,472,934
Danaher Corp.	365,568	77,003,243
Day One Biopharmaceuticals, Inc. *	45,734	484,780
Definium Therapeutics, Inc. *	54,699	954,498
Denali Therapeutics, Inc. *	84,465	1,788,969
Design Therapeutics, Inc. *	26,443	276,065
Dianthus Therapeutics, Inc. *	17,495	965,549
Disc Medicine, Inc. *	18,441	1,228,539
Dyne Therapeutics, Inc. *	83,478	1,303,926
Edgewise Therapeutics, Inc. *	47,757	1,453,723
Editas Medicine, Inc. *	94,913	208,809
Elanco Animal Health, Inc. *	289,743	7,649,215
Eli Lilly & Co.	462,117	486,142,463
Emergent BioSolutions, Inc. *	29,800	242,870
Enanta Pharmaceuticals, Inc. *	10,879	155,570
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Enliven Therapeutics, Inc. *	30,342	900,854
Entrada Therapeutics, Inc. *	17,261	205,924
Erasca, Inc. *	125,496	1,714,275
Evolus, Inc. *	45,497	195,637
Evommune, Inc. *(a)	6,000	156,000
Exact Sciences Corp. *	110,016	11,373,454
Exelixis, Inc. *	156,424	6,892,041
EyePoint, Inc. *	45,709	802,650
Fortrea Holdings, Inc. *	52,577	563,625
Fulcrum Therapeutics, Inc. *	29,898	250,545
Geron Corp. *	312,350	524,748
Gilead Sciences, Inc.	721,327	107,441,657
Ginkgo Bioworks Holdings, Inc. *	26,477	178,720
Gossamer Bio, Inc. *	110,417	46,916
GRAIL, Inc. *	17,955	955,745
Gyre Therapeutics, Inc. *	18,000	148,320
Halozyme Therapeutics, Inc. *	67,613	4,701,132
Harmony Biosciences Holdings, Inc. *	21,999	627,851
Harrow, Inc. *	19,602	1,062,036
Heron Therapeutics, Inc. *	82,403	98,060
Humacyte, Inc. *(a)	68,012	75,833
Ideaya Biosciences, Inc. *	50,338	1,620,884
Illumina, Inc. *	88,677	11,923,509
ImmunityBio, Inc. *(a)	169,785	1,660,497
Immunome, Inc. *	60,200	1,315,972
Immunovant, Inc. *	44,372	1,230,436
Incyte Corp. *	96,903	9,813,367
Indivior Pharmaceuticals, Inc. *	72,281	2,365,034
Innoviva, Inc. *	42,017	964,710
Insmed, Inc. *	123,906	18,502,883
Intellia Therapeutics, Inc. *	68,047	937,688
Ionis Pharmaceuticals, Inc. *	95,236	7,728,401
Iovance Biotherapeutics, Inc. *	221,476	854,897
IQVIA Holdings, Inc. *	98,840	17,673,580
Ironwood Pharmaceuticals, Inc. *	85,432	292,177
Janux Therapeutics, Inc. *	27,817	378,589
Jazz Pharmaceuticals PLC *	35,603	6,765,282
Johnson & Johnson	1,400,502	347,926,712
KalVista Pharmaceuticals, Inc. *	23,406	381,050
Keros Therapeutics, Inc. *	11,035	156,587
Kodiak Sciences, Inc. *	20,592	551,866
Krystal Biotech, Inc. *	14,809	4,081,953
Kura Oncology, Inc. *	47,103	411,209
Kymera Therapeutics, Inc. *	35,261	3,221,092
Kyverna Therapeutics, Inc. *	15,000	123,150
LB Pharmaceuticals, Inc. *(a)	12,556	301,470
LENZ Therapeutics, Inc. *(a)	13,688	184,651
Lexicon Pharmaceuticals, Inc. *	108,648	159,713
Ligand Pharmaceuticals, Inc. *	11,952	2,370,201
Liquidia Corp. *	39,369	1,221,226
Lyell Immunopharma, Inc. *	9,101	218,424
Madrigal Pharmaceuticals, Inc. *	10,712	4,627,584
MannKind Corp. *	193,132	633,473
MapLight Therapeutics, Inc. *(a)	10,329	178,382
Maravai LifeSciences Holdings, Inc., Class A *	80,332	285,982
Maze Therapeutics, Inc. *	11,544	526,291
MBX Biosciences, Inc. *	15,071	490,561
Medpace Holdings, Inc. *	12,803	5,783,883
Merck & Co., Inc.	1,442,708	178,636,105
Mesa Laboratories, Inc.	4,444	429,157
Mettler-Toledo International, Inc. *	11,894	16,255,411
MiMedx Group, Inc. *	65,195	318,804
Mineralys Therapeutics, Inc. *	34,679	1,014,708
Mirum Pharmaceuticals, Inc. *	26,944	2,486,662
Moderna, Inc. *	203,705	10,912,477
Monte Rosa Therapeutics, Inc. *	35,040	621,960
Myriad Genetics, Inc. *	53,756	247,815
SECURITY	NUMBER OF SHARES	VALUE ($)
Natera, Inc. *	80,221	16,689,177
Nektar Therapeutics *	15,648	1,079,399
Neumora Therapeutics, Inc. *	50,440	176,036
Neurocrine Biosciences, Inc. *	58,463	7,731,732
Novavax, Inc. *	96,859	982,150
Nurix Therapeutics, Inc. *	54,940	877,392
Nuvalent, Inc., Class A *	29,940	3,052,383
Nuvation Bio, Inc. *	144,669	854,994
Ocular Therapeutix, Inc. *	98,199	877,899
Olema Pharmaceuticals, Inc. *	28,000	677,600
Omeros Corp. *(a)	47,015	566,531
OmniAb, Inc. *	90,471	155,610
Organogenesis Holdings, Inc. *	45,916	147,390
Organon & Co.	151,290	1,102,904
ORIC Pharmaceuticals, Inc. *	46,330	623,138
Oruka Therapeutics, Inc. *	24,060	827,905
Pacific Biosciences of California, Inc. *	171,883	288,763
Pacira BioSciences, Inc. *	25,914	567,776
Perrigo Co. PLC	80,086	1,058,737
Perspective Therapeutics, Inc. *	62,564	337,846
Pfizer, Inc.	3,308,735	91,486,523
Phathom Pharmaceuticals, Inc. *	33,011	414,618
Phibro Animal Health Corp., Class A	11,372	620,797
Praxis Precision Medicines, Inc. *	14,800	4,983,900
Precigen, Inc. *	106,633	404,139
Prestige Consumer Healthcare, Inc. *	29,770	2,063,061
Prime Medicine, Inc. *	88,282	407,863
ProKidney Corp. *(a)	63,806	142,925
Protagonist Therapeutics, Inc. *	34,285	3,156,963
Prothena Corp. PLC *	22,200	192,474
PTC Therapeutics, Inc. *	47,179	3,217,136
Quanterix Corp. *	26,147	171,263
Rapport Therapeutics, Inc. *	20,394	592,038
Recursion Pharmaceuticals, Inc., Class A *(a)	309,179	1,134,687
Regeneron Pharmaceuticals, Inc.	58,558	45,773,032
REGENXBIO, Inc. *	25,000	226,000
Relay Therapeutics, Inc. *	83,964	861,471
Repligen Corp. *	30,468	3,922,146
Replimune Group, Inc. *	41,209	315,249
Revolution Medicines, Inc. *	105,445	10,757,499
Revvity, Inc.	65,743	6,463,194
Rezolute, Inc. *	46,352	148,790
Rhythm Pharmaceuticals, Inc. *	35,093	3,254,174
Rigel Pharmaceuticals, Inc. *	10,304	357,961
Rocket Pharmaceuticals, Inc. *	50,856	254,789
Roivant Sciences Ltd. *	255,294	7,388,208
Royalty Pharma PLC, Class A	218,077	10,077,338
Sana Biotechnology, Inc. *	123,815	521,261
Sangamo Therapeutics, Inc. *	251,256	108,618
Sarepta Therapeutics, Inc. *	63,450	1,063,422
Savara, Inc. *	79,253	477,103
Scholar Rock Holding Corp. *	48,568	2,150,105
Septerna, Inc. *	11,580	336,052
Sionna Therapeutics, Inc. *	7,386	269,884
Soleno Therapeutics, Inc. *	28,115	1,098,453
Sotera Health Co. *	120,287	1,954,664
Spyre Therapeutics, Inc. *	38,369	1,650,251
Standard BioTools, Inc. *	178,588	201,804
Stoke Therapeutics, Inc. *	28,492	1,037,394
Summit Therapeutics, Inc. *	91,577	1,519,262
Supernus Pharmaceuticals, Inc. *	32,153	1,759,734
Syndax Pharmaceuticals, Inc. *	52,427	1,138,190
Tango Therapeutics, Inc. *	59,237	659,900
Tarsus Pharmaceuticals, Inc. *	23,482	1,773,361
Taysha Gene Therapies, Inc. *	129,864	588,284
Tempus AI, Inc. *(a)	60,460	3,219,495
Terns Pharmaceuticals, Inc. *	49,899	2,101,746
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TG Therapeutics, Inc. *	78,941	2,375,335
Theravance Biopharma, Inc. *	21,785	397,576
Thermo Fisher Scientific, Inc.	218,408	113,814,593
Third Harmonic Bio, Inc. *(d)	12,349	247
Travere Therapeutics, Inc. *	54,467	1,622,572
Trevi Therapeutics, Inc. *	58,522	697,582
Twist Bioscience Corp. *	35,044	1,644,264
Tyra Biosciences, Inc. *	13,115	436,861
Ultragenyx Pharmaceutical, Inc. *	59,264	1,386,185
uniQure NV *	35,124	548,988
United Therapeutics Corp. *	24,987	12,590,949
Upstream Bio, Inc. *	20,416	156,795
Vanda Pharmaceuticals, Inc. *	40,345	359,474
Vaxcyte, Inc. *	75,053	4,633,772
Ventyx Biosciences, Inc. *	40,440	564,947
Vera Therapeutics, Inc. *	38,609	1,574,861
Veracyte, Inc. *	45,937	1,680,835
Vericel Corp. *	28,210	1,006,533
Vertex Pharmaceuticals, Inc. *	147,669	73,366,389
Viatris, Inc.	675,280	10,081,930
Viking Therapeutics, Inc. *	64,892	2,195,945
Vir Biotechnology, Inc. *	67,408	612,739
Viridian Therapeutics, Inc. *	47,988	1,409,887
Waters Corp. *	57,155	18,254,164
WaVe Life Sciences Ltd. *	83,790	1,167,195
West Pharmaceutical Services, Inc.	41,805	10,632,684
Xencor, Inc. *	43,069	549,991
Xeris Biopharma Holdings, Inc. *	93,808	574,105
Zenas Biopharma, Inc. *(a)	16,334	430,401
Zoetis, Inc.	255,604	33,509,684
		2,549,376,361

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	171,033	25,254,733
Compass, Inc., Class A *	373,186	3,638,564
CoStar Group, Inc. *	245,443	10,954,121
Cushman & Wakefield Ltd. *	133,628	1,791,952
eXp World Holdings, Inc.	53,392	372,142
Forestar Group, Inc. *	11,870	340,906
FRP Holdings, Inc. *	7,078	169,447
Howard Hughes Holdings, Inc. *	17,571	1,271,613
Jones Lang LaSalle, Inc. *	27,690	8,737,580
Kennedy-Wilson Holdings, Inc.	70,592	768,041
Marcus & Millichap, Inc.	13,834	365,356
Newmark Group, Inc., Class A	93,689	1,360,364
Opendoor Technologies, Inc. *	471,490	2,555,476
RE/MAX Holdings, Inc., Class A *	10,296	64,762
RMR Group, Inc., Class A	9,000	147,420
Seaport Entertainment Group, Inc. *	4,944	115,492
Seritage Growth Properties, Class A *	25,000	74,000
St. Joe Co.	24,258	1,750,700
Tejon Ranch Co. *	14,392	253,443
Zillow Group, Inc., Class C *	132,449	5,909,874
		65,895,986

Semiconductors & Semiconductor Equipment 13.1%
ACM Research, Inc., Class A *	31,182	1,736,214
Advanced Micro Devices, Inc. *	947,308	189,660,535
Aehr Test Systems *	16,000	598,880
Allegro MicroSystems, Inc. *	74,586	2,720,151
Alpha & Omega Semiconductor Ltd. *	14,070	295,611
Ambarella, Inc. *	22,760	1,373,338
Ambiq Micro, Inc. *	3,000	92,100
Amkor Technology, Inc.	66,856	3,197,054
Analog Devices, Inc.	286,220	101,834,214
Applied Materials, Inc.	463,583	172,591,951
SECURITY	NUMBER OF SHARES	VALUE ($)
Astera Labs, Inc. *	76,628	9,105,705
Axcelis Technologies, Inc. *	17,933	1,481,445
Blaize Holdings, Inc. *(a)	33,089	39,045
Broadcom, Inc.	2,748,046	878,138,099
CEVA, Inc. *	12,725	265,444
Cirrus Logic, Inc. *	29,847	4,212,009
Cohu, Inc. *	26,430	798,186
Credo Technology Group Holding Ltd. *	88,732	9,961,942
Diodes, Inc. *	26,410	1,801,954
Enphase Energy, Inc. *	76,681	3,241,306
Entegris, Inc.	88,123	11,671,891
First Solar, Inc. *	62,206	12,267,023
FormFactor, Inc. *	44,244	4,374,847
Ichor Holdings Ltd. *	20,572	978,199
Impinj, Inc. *	16,016	1,964,523
indie Semiconductor, Inc., Class A *	140,319	513,568
Intel Corp. *	2,607,886	118,945,680
KLA Corp.	76,390	116,460,374
Kulicke & Soffa Industries, Inc.	31,062	2,165,643
Lam Research Corp.	731,008	170,975,461
Lattice Semiconductor Corp. *	78,763	7,531,318
MACOM Technology Solutions Holdings, Inc. *	36,984	9,176,470
Marvell Technology, Inc.	502,027	41,010,586
MaxLinear, Inc. *	50,830	885,967
Microchip Technology, Inc.	313,251	23,381,055
Micron Technology, Inc.	653,187	269,354,723
MKS, Inc.	38,985	9,530,273
Monolithic Power Systems, Inc.	27,826	31,797,883
Navitas Semiconductor Corp. *	111,490	1,003,410
NVIDIA Corp.	14,140,696	2,505,589,924
NXP Semiconductors NV	146,125	33,171,836
ON Semiconductor Corp. *	233,256	15,506,859
Onto Innovation, Inc. *	28,086	6,063,487
PDF Solutions, Inc. *	22,825	771,028
Penguin Solutions, Inc. *	29,711	617,395
Photronics, Inc. *	36,305	1,358,896
Power Integrations, Inc.	32,990	1,580,881
Qnity Electronics, Inc.	121,362	15,383,847
Qorvo, Inc. *	49,111	4,071,302
QUALCOMM, Inc.	623,604	88,776,265
Rambus, Inc. *	62,936	6,272,202
Rigetti Computing, Inc. *	195,088	3,398,433
Semtech Corp. *	52,002	4,691,620
Silicon Laboratories, Inc. *	19,968	4,084,055
SiTime Corp. *	12,730	5,065,012
SkyWater Technology, Inc. *	16,425	483,880
Skyworks Solutions, Inc.	86,120	5,131,030
SolarEdge Technologies, Inc. *	34,487	1,220,840
Synaptics, Inc. *	22,381	1,823,156
Teradyne, Inc.	91,031	29,132,651
Texas Instruments, Inc.	528,590	112,119,225
Ultra Clean Holdings, Inc. *	28,390	1,722,705
Universal Display Corp.	25,688	2,740,653
Veeco Instruments, Inc. *	33,343	1,018,962
Wolfspeed, Inc. *	8,318	164,031
		5,069,094,252

Software & Services 8.8%
8x8, Inc. *	98,797	211,426
A10 Networks, Inc.	43,835	844,262
Accenture PLC, Class A	360,642	75,273,198
ACI Worldwide, Inc. *	61,071	2,423,297
Adeia, Inc.	60,468	1,251,083
Adobe, Inc. *	243,492	63,894,736
Agilysys, Inc. *	14,795	1,067,755
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Akamai Technologies, Inc. *	83,202	8,186,245
Alarm.com Holdings, Inc. *	29,243	1,399,278
Alkami Technology, Inc. *	47,187	780,709
Amplitude, Inc., Class A *	50,961	372,015
Appfolio, Inc., Class A *	13,784	2,450,244
Appian Corp., Class A *	23,706	632,239
Applied Digital Corp. *	145,137	3,957,886
AppLovin Corp., Class A *	157,424	68,443,232
Asana, Inc., Class A *	56,370	400,227
ASGN, Inc. *	25,480	1,093,092
Atlassian Corp., Class A *	97,486	7,324,123
Aurora Innovation, Inc. *	715,604	3,349,027
Autodesk, Inc. *	123,735	30,422,724
AvePoint, Inc. *	87,717	945,589
Bentley Systems, Inc., Class B	86,664	3,167,569
BigBear.ai Holdings, Inc. *(a)	257,608	1,020,128
Bill Holdings, Inc. *	54,055	2,405,988
Bit Digital, Inc. *	186,531	311,507
BitMine Immersion Technologies, Inc.	166,442	3,159,069
Blackbaud, Inc. *	21,674	1,052,056
BlackLine, Inc. *	29,515	1,040,404
Blend Labs, Inc., Class A *	140,615	236,233
Box, Inc., Class A *	86,285	2,032,012
Braze, Inc., Class A *	53,571	1,017,313
C3.ai, Inc., Class A *	71,145	565,603
Cadence Design Systems, Inc. *	158,371	47,733,019
CCC Intelligent Solutions Holdings, Inc. *	344,689	2,009,537
Cipher Digital, Inc. *	170,254	2,655,962
Circle Internet Group, Inc. *	30,924	2,580,299
Cleanspark, Inc. *	161,753	1,609,442
Clear Secure, Inc., Class A	51,713	2,515,320
Clearwater Analytics Holdings, Inc., Class A *	169,137	3,956,114
Cloudflare, Inc., Class A *	182,974	31,506,293
Cognizant Technology Solutions Corp., Class A	280,290	18,059,085
Commerce.com, Inc. *	41,223	114,600
Commvault Systems, Inc. *	25,694	2,186,046
Confluent, Inc., Class A *	174,939	5,365,379
Consensus Cloud Solutions, Inc. *	9,745	293,130
Core Scientific, Inc. *	184,848	3,136,871
CoreWeave, Inc., Class A *	132,791	10,564,852
Crowdstrike Holdings, Inc., Class A *	145,945	54,288,621
CS Disco, Inc. *	18,160	59,020
Daily Journal Corp. *	480	244,565
Datadog, Inc., Class A *	188,955	21,155,402
Digimarc Corp. *	20,000	88,100
Digital Turbine, Inc. *	58,712	238,371
DigitalOcean Holdings, Inc. *	39,928	2,238,364
Docusign, Inc. *	117,514	5,296,356
Dolby Laboratories, Inc., Class A	35,890	2,389,197
Domo, Inc., Class B *	20,483	73,534
Dropbox, Inc., Class A *	100,893	2,521,316
D-Wave Quantum, Inc. *	204,197	3,834,820
DXC Technology Co. *	101,332	1,275,770
Dynatrace, Inc. *	175,988	6,321,489
Elastic NV *	54,136	2,818,862
EPAM Systems, Inc. *	32,361	4,562,901
EverCommerce, Inc. *(a)	10,445	119,909
Fair Isaac Corp. *	13,697	19,304,004
Fastly, Inc., Class A *	81,432	1,556,980
Five9, Inc. *	45,516	793,799
Fortinet, Inc. *	367,903	29,075,374
Freshworks, Inc., Class A *	125,879	984,374
Gartner, Inc. *	42,248	6,641,386
Gen Digital, Inc.	327,525	7,392,239
Gitlab, Inc., Class A *	81,170	2,134,771
SECURITY	NUMBER OF SHARES	VALUE ($)
GoDaddy, Inc., Class A *	79,021	6,887,470
Grid Dynamics Holdings, Inc. *	38,325	258,694
Guidewire Software, Inc. *	49,648	7,214,847
Hackett Group, Inc.	13,157	179,725
HubSpot, Inc. *	30,736	8,129,979
Hut 8 Corp. *	56,297	2,996,689
I3 Verticals, Inc., Class A *	12,243	273,998
Intapp, Inc. *	33,676	755,353
InterDigital, Inc.	14,749	5,405,951
International Business Machines Corp.	544,026	130,680,485
Intuit, Inc.	162,126	66,314,398
Kaltura, Inc. *	39,809	55,334
Klaviyo, Inc., Class A *	80,304	1,398,093
Kyndryl Holdings, Inc. *	134,946	1,663,884
Life360, Inc. *	44,912	2,364,617
LiveRamp Holdings, Inc. *	36,817	1,000,318
Manhattan Associates, Inc. *	35,193	4,766,188
MARA Holdings, Inc. *	215,997	1,931,013
Microsoft Corp.	4,325,062	1,698,624,850
MongoDB, Inc. *	47,379	15,562,580
N-able, Inc. *	40,159	176,700
nCino, Inc. *	62,190	1,003,747
NCR Voyix Corp. *	82,464	630,025
Netskope, Inc., Class A *	33,205	358,614
NextNav, Inc. *	51,180	823,486
Nutanix, Inc., Class A *	157,387	6,024,774
Okta, Inc. *	97,614	7,077,015
ON24, Inc. *	31,603	253,140
OneSpan, Inc.	20,734	228,903
Onestream, Inc. *	48,788	1,150,909
Oracle Corp.	978,138	142,221,265
PagerDuty, Inc. *	54,262	383,090
Palantir Technologies, Inc., Class A *	1,329,331	182,370,920
Palo Alto Networks, Inc. *	462,263	68,840,206
PAR Technology Corp. *	24,475	401,145
Pegasystems, Inc.	52,298	2,286,992
Pivotal Software, Inc. *(d)	45,214	0
Porch Group, Inc. *	56,707	465,564
Procore Technologies, Inc. *	70,322	3,870,523
Progress Software Corp. *	23,397	979,866
PTC, Inc. *	69,502	10,883,318
Q2 Holdings, Inc. *	35,607	1,713,409
Qualys, Inc. *	20,543	1,899,611
Rapid7, Inc. *	32,124	199,811
Red Violet, Inc. *	7,620	330,022
RingCentral, Inc., Class A *	44,668	1,628,149
Riot Platforms, Inc. *	188,365	3,068,466
Roper Technologies, Inc.	62,505	21,859,874
Rubrik, Inc., Class A *	82,687	4,296,417
SailPoint, Inc. *	44,487	627,267
Salesforce, Inc.	553,350	107,787,046
Samsara, Inc., Class A *	203,912	5,893,057
SEMrush Holdings, Inc., Class A *	27,224	321,788
SentinelOne, Inc., Class A *	186,868	2,451,708
ServiceNow, Inc. *	603,779	65,214,170
ServiceTitan, Inc., Class A *	33,833	2,449,171
Snowflake, Inc., Class A *	196,786	33,140,730
SoundHound AI, Inc., Class A *(a)	220,536	1,896,610
Sprinklr, Inc., Class A *	64,902	377,730
Sprout Social, Inc., Class A *	30,574	197,202
SPS Commerce, Inc. *	21,732	1,228,075
Strategy, Inc., Class A *	156,483	20,264,548
Synopsys, Inc. *	108,082	44,745,948
Telos Corp. *	25,850	103,917
Tenable Holdings, Inc. *	70,655	1,358,696
Teradata Corp. *	54,878	1,728,108
Terawulf, Inc. *	193,556	3,139,478
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Trimble, Inc. *	138,249	9,244,711
Tucows, Inc., Class A *	7,627	138,506
Twilio, Inc., Class A *	88,501	10,705,081
Tyler Technologies, Inc. *	24,905	8,833,554
UiPath, Inc., Class A *	245,931	2,638,840
Unisys Corp. *	25,000	60,750
Unity Software, Inc. *	200,393	3,653,164
Varonis Systems, Inc. *	70,368	1,625,501
VeriSign, Inc.	48,693	11,099,082
Vertex, Inc., Class A *	44,034	637,612
Via Transportation, Inc., Class A *(a)	9,000	154,620
Weave Communications, Inc. *	44,115	222,340
Whitefiber, Inc. *(a)	5,600	94,360
Workday, Inc., Class A *	125,940	16,845,734
Workiva, Inc. *	30,016	1,848,385
Xperi, Inc. *	25,564	156,707
Yext, Inc. *	59,921	340,351
Zeta Global Holdings Corp., Class A *	114,134	1,934,571
Zoom Communications, Inc., Class A *	155,574	11,503,142
Zscaler, Inc. *	59,118	8,689,755
		3,405,668,184

Technology Hardware & Equipment 8.7%
908 Devices, Inc. *	15,500	106,950
ADTRAN Holdings, Inc. *	40,118	409,204
Advanced Energy Industries, Inc.	21,689	7,278,178
Aeva Technologies, Inc. *	19,296	255,865
Amphenol Corp., Class A	712,296	104,037,954
Apple, Inc.	8,598,680	2,271,599,282
Applied Optoelectronics, Inc. *	37,280	3,140,094
Arista Networks, Inc. *	601,162	80,255,127
Arlo Technologies, Inc. *	64,740	1,015,771
Arrow Electronics, Inc. *	30,152	4,587,928
Avnet, Inc.	49,967	3,289,827
Badger Meter, Inc.	16,933	2,581,097
Bel Fuse, Inc., Class B	7,025	1,613,713
Belden, Inc.	22,968	3,291,314
Benchmark Electronics, Inc.	20,116	1,162,906
Calix, Inc. *	33,956	1,757,902
CDW Corp.	75,914	9,310,093
Ciena Corp. *	81,849	28,540,746
Cisco Systems, Inc.	2,293,193	182,217,116
Clearfield, Inc. *	6,800	213,792
Cognex Corp.	95,996	5,222,182
Coherent Corp. *	91,355	23,654,550
Corning, Inc.	453,906	68,258,384
Corsair Gaming, Inc. *	25,300	138,897
Crane NXT Co.	27,859	1,345,311
CTS Corp.	17,456	919,233
Daktronics, Inc. *	22,690	584,948
Dell Technologies, Inc., Class C	174,627	25,858,766
Diebold Nixdorf, Inc. *	21,264	1,701,120
Digi International, Inc. *	20,614	1,006,376
ePlus, Inc.	14,708	1,186,347
Evolv Technologies Holdings, Inc. *	81,436	431,611
Extreme Networks, Inc. *	85,301	1,192,508
F5, Inc. *	33,993	9,224,341
Fabrinet *	21,007	11,462,049
Flex Ltd. *	215,062	13,553,207
GPGI, Inc., Class A	40,547	910,280
Harmonic, Inc. *	64,998	690,929
Hewlett Packard Enterprise Co.	765,590	16,437,217
HP, Inc.	546,466	10,377,389
Insight Enterprises, Inc. *	18,235	1,523,717
IonQ, Inc. *	206,284	7,915,117
IPG Photonics Corp. *	15,217	2,002,101
Itron, Inc. *	26,712	2,509,592
SECURITY	NUMBER OF SHARES	VALUE ($)
Jabil, Inc.	61,848	16,389,102
Keysight Technologies, Inc. *	99,640	30,622,361
Kimball Electronics, Inc. *	14,244	355,958
Knowles Corp. *	50,517	1,372,547
Lightwave Logic, Inc. *	80,880	356,681
Littelfuse, Inc.	14,205	5,006,694
Lumentum Holdings, Inc. *	41,130	28,828,428
Methode Electronics, Inc.	20,778	175,782
MicroVision, Inc. *	200,504	156,614
Mirion Technologies, Inc. *	145,658	3,147,669
Motorola Solutions, Inc.	96,705	46,636,953
Napco Security Technologies, Inc.	21,098	983,378
NetApp, Inc.	115,987	11,486,193
NETGEAR, Inc. *	16,629	342,890
NetScout Systems, Inc. *	39,755	1,161,244
nLight, Inc. *	30,220	1,698,062
Novanta, Inc. *	21,190	2,848,572
Ondas, Inc. *(a)	220,456	2,222,197
OSI Systems, Inc. *	9,360	2,669,472
Ouster, Inc. *	34,195	647,995
PC Connection, Inc.	6,985	425,736
Plexus Corp. *	16,415	3,186,644
Powerfleet, Inc. NJ *	70,432	251,442
Pure Storage, Inc., Class A *	182,219	11,702,104
Quantum Computing, Inc. *(a)	112,719	947,967
Ralliant Corp.	65,930	3,025,528
Ribbon Communications, Inc. *	51,836	115,594
Rogers Corp. *	9,462	1,020,287
Sandisk Corp. *	85,792	54,508,805
Sanmina Corp. *	31,835	4,942,702
ScanSource, Inc. *	13,215	486,048
Seagate Technology Holdings PLC	126,525	51,601,956
SmartRent, Inc. *	99,028	150,523
Super Micro Computer, Inc. *	291,509	9,441,977
TD SYNNEX Corp.	43,919	6,886,938
TE Connectivity PLC	171,310	39,426,997
Teledyne Technologies, Inc. *	27,243	18,555,207
TTM Technologies, Inc. *	61,689	6,430,461
Ubiquiti, Inc.	2,402	1,842,310
Viasat, Inc. *	78,305	3,584,803
Viavi Solutions, Inc. *	129,573	3,849,614
Vishay Intertechnology, Inc.	71,043	1,329,925
Vistance Networks, Inc. *	125,799	2,210,288
Vontier Corp.	85,885	3,514,414
Western Digital Corp.	198,765	55,594,571
Xerox Holdings Corp.	80,314	144,565
Zebra Technologies Corp., Class A *	29,417	6,588,231
		3,363,645,460

Telecommunication Services 1.0%
Anterix, Inc. *	11,166	412,137
Array Digital Infrastructure, Inc.	7,821	381,117
AST SpaceMobile, Inc. *(a)	140,497	11,125,957
AT&T, Inc.	4,123,143	115,489,235
ATN International, Inc.	6,200	178,684
Bandwidth, Inc., Class A *	16,880	250,162
Cogent Communications Holdings, Inc.	30,420	570,679
Comcast Corp., Class A	2,111,589	65,374,796
GCI Liberty, Inc., Class C *	20,427	803,803
Globalstar, Inc. *	31,638	1,970,098
Gogo, Inc. *	44,912	189,978
IDT Corp., Class B	11,647	593,415
Iridium Communications, Inc.	63,238	1,514,550
Liberty Global Ltd., Class C *	168,722	2,075,281
Liberty Latin America Ltd., Class C *	92,603	735,268
Lumen Technologies, Inc. *	550,867	3,916,664
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Telephone & Data Systems, Inc.	58,455	2,615,861
T-Mobile U.S., Inc.	279,291	60,631,283
Uniti Group, Inc.	103,268	755,922
Verizon Communications, Inc.	2,453,116	122,999,236
		392,584,126

Transportation 1.5%
Alaska Air Group, Inc. *	67,120	3,463,392
Allegiant Travel Co. *	8,571	875,528
American Airlines Group, Inc. *	381,417	4,985,120
ArcBest Corp.	13,273	1,362,606
Avis Budget Group, Inc. *(a)	9,564	931,629
CH Robinson Worldwide, Inc.	68,390	12,669,248
Covenant Logistics Group, Inc., Class A	8,844	260,367
CSX Corp.	1,085,104	46,323,090
Delta Air Lines, Inc.	376,613	24,743,474
Expeditors International of Washington, Inc.	77,840	11,289,135
FedEx Corp.	126,143	48,817,341
Forward Air Corp. *	11,351	287,067
Frontier Group Holdings, Inc. *	47,172	209,444
FTAI Infrastructure, Inc.	76,573	444,506
Genco Shipping & Trading Ltd.	24,986	600,913
GXO Logistics, Inc. *	65,493	4,114,925
Heartland Express, Inc.	30,757	339,250
Hertz Global Holdings, Inc. *(a)	70,897	321,872
Hub Group, Inc., Class A	36,897	1,589,154
JB Hunt Transport Services, Inc.	43,622	10,181,811
JetBlue Airways Corp. *	177,644	984,148
Joby Aviation, Inc. *	353,194	3,553,132
Kirby Corp. *	31,493	4,087,791
Knight-Swift Transportation Holdings, Inc.	94,444	5,942,416
Landstar System, Inc.	20,228	3,296,153
Lyft, Inc., Class A *	232,142	3,212,845
Marten Transport Ltd.	34,495	468,787
Matson, Inc.	18,027	2,994,826
Norfolk Southern Corp.	130,257	40,997,088
Old Dominion Freight Line, Inc.	107,257	21,778,534
Proficient Auto Logistics, Inc. *	15,000	113,550
RXO, Inc. *	98,555	1,572,938
Ryder System, Inc.	23,563	5,220,618
Saia, Inc. *	15,410	6,247,060
Schneider National, Inc., Class B	26,799	760,556
SkyWest, Inc. *	23,397	2,435,160
Southwest Airlines Co.	300,423	14,798,837
Sun Country Airlines Holdings, Inc. *	32,967	648,791
Uber Technologies, Inc. *	1,209,657	91,232,331
U-Haul Holding Co., Non Voting Shares	64,635	3,048,187
Union Pacific Corp.	345,295	91,496,269
United Airlines Holdings, Inc. *	187,887	19,972,388
United Parcel Service, Inc., Class B	430,369	49,905,589
Universal Logistics Holdings, Inc.	3,740	62,196
Werner Enterprises, Inc.	36,860	1,293,417
Wheels Up Experience, Inc. *	73,976	44,060
XPO, Inc. *	67,968	14,305,225
		564,282,764

Utilities 2.4%
AES Corp.	413,020	7,136,986
Alliant Energy Corp.	148,927	10,773,379
Ameren Corp.	156,859	17,768,988
American Electric Power Co., Inc.	311,931	41,742,606
American States Water Co.	22,355	1,666,118
SECURITY	NUMBER OF SHARES	VALUE ($)
American Water Works Co., Inc.	113,455	15,433,284
Atmos Energy Corp.	94,017	17,561,435
Avista Corp.	47,828	1,942,773
Black Hills Corp.	45,477	3,349,836
California Water Service Group	35,294	1,591,054
CenterPoint Energy, Inc.	378,512	16,465,272
Chesapeake Utilities Corp.	13,497	1,835,187
Clearway Energy, Inc., Class C	66,709	2,555,622
CMS Energy Corp.	176,755	13,799,263
Consolidated Edison, Inc.	209,665	23,591,506
Constellation Energy Corp.	181,554	59,891,034
Dominion Energy, Inc.	498,249	31,459,442
DTE Energy Co.	120,604	17,878,337
Duke Energy Corp.	452,465	59,205,045
Edison International	223,117	16,675,765
Entergy Corp.	260,876	27,942,428
Essential Utilities, Inc.	163,323	6,528,020
Evergy, Inc.	135,357	11,323,967
Eversource Energy	217,991	16,613,094
Exelon Corp.	586,509	29,014,600
FirstEnergy Corp.	302,755	15,488,946
H2O America	19,281	1,037,125
Hallador Energy Co. *	20,500	372,690
Hawaiian Electric Industries, Inc. *	96,097	1,488,543
IDACORP, Inc.	30,923	4,451,984
MDU Resources Group, Inc.	117,043	2,420,449
MGE Energy, Inc.	22,816	1,871,368
Middlesex Water Co.	9,815	530,010
Montauk Renewables, Inc. *	52,047	80,152
National Fuel Gas Co.	52,450	4,774,523
New Jersey Resources Corp.	58,744	3,186,275
NextEra Energy, Inc.	1,212,144	113,662,743
NiSource, Inc.	276,885	13,096,660
Northwest Natural Holding Co.	24,358	1,291,948
Northwestern Energy Group, Inc.	36,390	2,545,844
NRG Energy, Inc.	111,311	19,920,217
OGE Energy Corp.	117,936	5,795,375
Oklo, Inc. *	71,940	4,528,623
ONE Gas, Inc.	34,783	3,041,426
Ormat Technologies, Inc.	35,291	3,659,677
Otter Tail Corp.	23,894	2,033,379
PG&E Corp.	1,274,882	24,222,758
Pinnacle West Capital Corp.	69,488	6,969,646
Portland General Electric Co.	64,729	3,492,777
PPL Corp.	428,617	16,707,491
Public Service Enterprise Group, Inc.	290,230	24,980,096
Sempra	379,219	36,507,413
Southern Co.	641,279	62,447,749
Southwest Gas Holdings, Inc.	37,344	3,292,620
Spire, Inc.	34,389	3,150,376
Talen Energy Corp. *	26,791	9,938,657
TXNM Energy, Inc.	56,594	3,340,178
UGI Corp.	124,419	4,654,515
Unitil Corp.	10,167	531,836
Vistra Corp.	185,992	32,342,149
WEC Energy Group, Inc.	188,924	22,096,551
Xcel Energy, Inc.	345,536	28,803,881
York Water Co.	7,252	238,446
		942,740,137
Total Common Stocks (Cost $17,715,302,577)		38,651,639,372
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (e)	39,079,815	39,079,815
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (e)(f)	40,145,257	40,145,257
		79,225,072
Total Short-Term Investments (Cost $79,225,072)		79,225,072
Total Investments in Securities (Cost $17,794,527,649)		38,730,864,444

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/20/26	32	4,215,520	(46,168)
S&P 500 Index, e-mini, expires 03/20/26	111	38,233,950	(86,616)
			(132,784)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $37,635,166.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended February 28, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2025, and/or Value and Balance of Shares Held at February 28, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/26	BALANCE OF SHARES HELD AT 2/28/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.(a),*	$—	$773	($135,021 )	($168,722 )	($8,581 )	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc.(a),*	—	—	—	—	(31,320)	76,140	18,000	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.(a)	—	—	—	—	(41,380)	367,316	9,278	12,804

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust(a)	242,390	3,066	(1,375)	46	(36,046)	208,081	90,470	1,803

Financial Services 0.2%
Charles Schwab Corp.(b)	94,381,507	1,964,020	(3,833,459)	683,452	(1,302,387)	91,893,133	965,264	573,152

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/26	BALANCE OF SHARES HELD AT 2/28/26	DIVIDENDS RECEIVED
Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.(a),*	$—	$26	($132,082 )	($295,544 )	$272,235	$—	—	$—

Health Care Equipment & Services 0.0%
Accendra Health, Inc.(a),*	—	171,833	(228,037)	(410,161)	399,400	145,960	60,314	—

Household & Personal Products 0.0%
Medifast, Inc.(a),*	—	—	—	—	(27,555)	82,903	7,873	—
Nu Skin Enterprises, Inc., Class A(a)	—	—	—	—	(102,840)	236,338	27,870	3,344
						319,241

Media & Entertainment 0.0%
AMC Networks, Inc., Class A(a),*	—	226,652	(174,283)	(103,177)	96,518	192,191	23,524	—
EW Scripps Co., Class A(a),*	—	1,604	(927)	421	43,770	158,040	38,082	—
Gray Media, Inc.(a)	—	2,327	(1,117)	1,004	(46,810)	254,076	48,955	7,798
						604,307
Total	$94,623,897	$2,370,301	($4,506,301 )	($292,681 )	($784,996 )	$93,614,178		$598,901

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	Issuer is affiliated with the fund’s investment adviser.
*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$31,293,923,602	$—	$—	$31,293,923,602
Health Care Equipment & Services	1,402,671,225	—	0 *	1,402,671,225
Pharmaceuticals, Biotechnology & Life Sciences	2,549,376,114	—	247	2,549,376,361
Software & Services	3,405,668,184	—	0 *	3,405,668,184
Short-Term Investments[1]	79,225,072	—	—	79,225,072
Liabilities
Futures Contracts[2]	(132,784)	—	—	(132,784)
Total	$38,730,731,413	$—	$247	$38,730,731,660

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $53,016,353)		$93,614,178
Investments in securities, at value - unaffiliated issuers (cost $17,741,511,296) including securities on loan of $37,635,166		38,637,250,266
Cash		26,362
Deposit with broker for futures contracts		4,833,395
Receivables:
Dividends		33,729,506
Investments sold		5,923,152
Income from securities on loan	+	59,570
Total assets		38,775,436,429

Liabilities
Collateral held for securities on loan		40,145,257
Payables:
Investments bought		30,731,901
Management fees		888,955
Variation margin on futures contracts	+	411,335
Total liabilities		72,177,448
Net assets		$38,703,258,981

Net Assets by Source
Capital received from investors		$18,498,264,061
Total distributable earnings	+	20,204,994,920
Net assets		$38,703,258,981

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$38,703,258,981		1,461,100,000		$26.49

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $65,283)		$226,560,703
Dividends received from securities - affiliated issuers		598,901
Other Interest		79,216
Securities on loan, net	+	491,257
Total investment income		227,730,077

Expenses
Management fees		5,644,990
Total expenses	–	5,644,990
Net investment income		222,085,087

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(400,110)
Net realized losses on sales of securities - unaffiliated issuers		(103,828,752)
Net realized gains on sales of in-kind redemptions - affiliated issuers		517,557
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		212,371,222
Net realized gains on futures contracts	+	3,576,882
Net realized gains		112,236,799
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(1,209,897)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		2,167,498,347
Net change in unrealized appreciation (depreciation) on futures contracts	+	(515,234)
Net change in unrealized appreciation (depreciation)		2,165,773,216
Net realized and unrealized gains		2,278,010,015
Increase in net assets resulting from operations		$2,500,095,102
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$222,085,087	$410,338,156
Net realized gains		112,236,799	200,318,299
Net change in unrealized appreciation (depreciation)	+	2,165,773,216	4,314,853,875
Increase in net assets resulting from operations		$2,500,095,102	$4,925,510,330

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($226,786,075 )	($409,095,490 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,750,000	$622,363,887	72,300,000	$1,613,715,983
Shares redeemed	+	(12,150,000)	(319,136,411)	(30,100,000)	(664,475,028)
Net transactions in fund shares		11,600,000	$303,227,476	42,200,000	$949,240,955

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,449,500,000	$36,126,722,478	1,407,300,000	$30,661,066,683
Total increase	+	11,600,000	2,576,536,503	42,200,000	5,465,655,795
End of period		1,461,100,000	$38,703,258,981	1,449,500,000	$36,126,722,478

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]
Per-Share Data
Net asset value at beginning of period	$31.15	$27.15	$21.74	$19.15	$22.41	$17.25
Income (loss) from investment operations:
Net investment income (loss)[2]	0.19	0.35	0.33	0.32	0.29	0.28
Net realized and unrealized gains (losses)	1.92	4.00	5.41	2.58	(3.26)	5.17
Total from investment operations	2.11	4.35	5.74	2.90	(2.97)	5.45
Less distributions:
Distributions from net investment income	(0.19)	(0.35)	(0.33)	(0.31)	(0.29)	(0.29)
Net asset value at end of period	$33.07	$31.15	$27.15	$21.74	$19.15	$22.41
Total return	6.79%[3]	16.14%	26.68%	15.31%	(13.36%)	31.95%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.04%[5]	0.05%	0.05%	0.05%[6]	0.05%
Net investment income (loss)	1.17%[4]	1.24%	1.37%	1.61%	1.36%	1.43%
Portfolio turnover rate[7]	2%[3]	3%	3%	4%	4%	5%
Net assets, end of period (x 1,000,000)	$4,929	$4,504	$3,736	$2,939	$2,235	$2,090

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective June 10, 2025, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended August 31, 2025, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.1%
Aptiv PLC *	16,788	1,234,590
Autoliv, Inc.	5,416	641,904
BorgWarner, Inc.	16,732	963,261
Ford Motor Co.	300,313	4,231,410
General Motors Co.	71,585	5,634,455
Gentex Corp.	16,746	391,857
Lear Corp.	4,056	532,350
Lucid Group, Inc. *(a)	11,203	112,030
Rivian Automotive, Inc., Class A *	62,482	957,849
Tesla, Inc. *	216,047	86,961,078
Thor Industries, Inc.	4,007	385,193
		102,045,977

Banks 3.5%
Bank of America Corp.	516,446	25,734,504
Bank OZK	8,060	375,274
BOK Financial Corp.	1,638	205,929
Citigroup, Inc.	137,534	15,154,872
Citizens Financial Group, Inc.	33,135	1,994,396
Columbia Banking System, Inc.	23,124	657,878
Commerce Bancshares, Inc.	9,954	507,554
Cullen/Frost Bankers, Inc.	4,994	690,271
East West Bancorp, Inc.	10,573	1,157,215
Fifth Third Bancorp	69,231	3,424,858
First Citizens BancShares, Inc., Class A	778	1,476,761
First Financial Bankshares, Inc.	10,528	325,631
First Horizon Corp.	37,816	899,643
Flagstar Bank NA	22,889	290,461
FNB Corp.	27,471	466,732
Glacier Bancorp, Inc.	9,832	447,258
Hancock Whitney Corp.	6,485	426,778
Home BancShares, Inc.	13,664	375,213
Huntington Bancshares, Inc.	156,022	2,621,170
JPMorgan Chase & Co.	209,304	62,853,991
KeyCorp	71,623	1,485,461
M&T Bank Corp.	11,786	2,557,326
Old National Bancorp	26,693	616,608
Pinnacle Financial Partners, Inc.	11,587	1,051,636
PNC Financial Services Group, Inc.	30,143	6,400,866
Popular, Inc.	5,129	694,261
Prosperity Bancshares, Inc.	7,265	511,238
Regions Financial Corp.	67,427	1,876,493
Southstate Bank Corp.	7,717	761,436
Truist Financial Corp.	98,177	4,841,108
U.S. Bancorp	119,531	6,533,565
UMB Financial Corp.	5,437	630,040
United Bankshares, Inc.	10,976	453,309
Valley National Bancorp	36,881	465,069
Webster Financial Corp.	12,357	891,310
Wells Fargo & Co.	241,316	19,655,188
Western Alliance Bancorp	7,897	634,287
Wintrust Financial Corp.	5,235	754,154
Zions Bancorp NA	11,234	643,484
		171,543,228

Capital Goods 8.0%
3M Co.	40,856	6,754,314
A.O. Smith Corp.	8,705	678,990
AAON, Inc.	5,125	518,650
Acuity, Inc.	2,313	697,578
Advanced Drainage Systems, Inc.	5,461	935,688
SECURITY	NUMBER OF SHARES	VALUE ($)
AECOM	10,216	1,000,964
AeroVironment, Inc. *	2,452	618,517
AGCO Corp.	4,664	636,636
Air Lease Corp.	8,179	530,326
Allegion PLC	6,630	1,068,425
Allison Transmission Holdings, Inc.	6,501	814,575
AMETEK, Inc.	17,760	4,248,547
API Group Corp. *	28,541	1,268,933
Applied Industrial Technologies, Inc.	2,927	827,112
Archer Aviation, Inc., Class A *	46,753	332,881
Armstrong World Industries, Inc.	3,310	574,285
ATI, Inc. *	10,544	1,724,893
Axon Enterprise, Inc. *	6,062	3,288,029
Bloom Energy Corp., Class A *	16,719	2,602,647
Boeing Co. *	60,216	13,700,946
Builders FirstSource, Inc. *	8,466	882,919
BWX Technologies, Inc.	6,981	1,437,946
Carlisle Cos., Inc.	3,193	1,260,501
Carpenter Technology Corp.	3,806	1,515,054
Carrier Global Corp.	60,954	3,925,438
Caterpillar, Inc.	36,002	26,743,366
Chart Industries, Inc. *	3,377	700,052
CNH Industrial NV	67,047	824,678
Comfort Systems USA, Inc.	2,705	3,866,446
Construction Partners, Inc., Class A *	3,629	487,629
Core & Main, Inc., Class A *	14,642	793,011
Crane Co.	3,796	761,212
Cummins, Inc.	10,597	6,187,270
Curtiss-Wright Corp.	2,833	1,984,035
Deere & Co.	19,314	12,162,219
Donaldson Co., Inc.	8,953	830,480
Dover Corp.	10,605	2,391,428
Dycom Industries, Inc. *	2,259	948,825
Eaton Corp. PLC	29,839	11,217,077
EMCOR Group, Inc.	3,456	2,504,287
Emerson Electric Co.	43,208	6,513,606
Esab Corp.	4,410	556,410
ESCO Technologies, Inc.	2,039	565,394
Fastenal Co.	88,135	4,057,735
Federal Signal Corp.	4,790	557,700
Ferguson Enterprises, Inc.	15,046	3,923,395
Flowserve Corp.	9,920	878,118
Fluor Corp. *	12,148	635,462
Fortive Corp.	24,577	1,454,958
Fortune Brands Innovations, Inc.	9,186	499,167
FTAI Aviation Ltd.	7,885	2,411,233
Gates Industrial Corp. PLC *	19,702	543,184
GATX Corp.	2,720	500,942
GE Vernova, Inc.	20,879	18,239,894
Generac Holdings, Inc. *	4,507	1,015,743
General Dynamics Corp.	19,484	6,956,762
General Electric Co.	81,131	27,767,896
Graco, Inc.	12,699	1,192,690
HEICO Corp.	7,726	2,468,148
Hexcel Corp.	6,139	569,024
Honeywell International, Inc.	48,844	11,897,910
Howmet Aerospace, Inc.	30,934	8,121,103
Hubbell, Inc.	4,104	2,099,730
Huntington Ingalls Industries, Inc.	3,023	1,343,784
IDEX Corp.	5,729	1,200,054
IES Holdings, Inc. *	652	322,968
Illinois Tool Works, Inc.	20,309	5,902,405
Ingersoll Rand, Inc.	27,770	2,614,268
ITT, Inc.	6,521	1,319,916
JBT Marel Corp.	3,958	609,532
Johnson Controls International PLC	47,009	6,783,399
Karman Holdings, Inc. *	5,807	511,655
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kratos Defense & Security Solutions, Inc. *	13,008	1,121,029
L3Harris Technologies, Inc.	14,387	5,244,637
Lennox International, Inc.	2,469	1,407,182
Leonardo DRS, Inc.	6,002	260,427
Lincoln Electric Holdings, Inc.	4,201	1,205,897
Loar Holdings, Inc. *	2,653	187,806
Lockheed Martin Corp.	15,655	10,302,242
Masco Corp.	15,990	1,145,204
MasTec, Inc. *	4,765	1,420,065
Middleby Corp. *	3,566	602,155
Modine Manufacturing Co. *	4,139	940,588
Moog, Inc., Class A	2,223	750,107
Mueller Industries, Inc.	8,638	1,018,938
Nextpower, Inc., Class A *	11,514	1,210,121
Nordson Corp.	4,091	1,200,463
Northrop Grumman Corp.	10,301	7,461,838
nVent Electric PLC	12,355	1,462,338
Oshkosh Corp.	4,888	831,058
Otis Worldwide Corp.	29,861	2,763,934
Owens Corning	6,413	782,835
PACCAR, Inc.	40,303	5,081,805
Parker-Hannifin Corp.	9,702	9,791,064
Pentair PLC	12,667	1,256,440
Primoris Services Corp.	4,111	619,610
Quanta Services, Inc.	11,478	6,463,032
QXO, Inc. *	37,114	888,880
RBC Bearings, Inc. *	2,437	1,403,517
Regal Rexnord Corp.	5,188	1,146,444
Resideo Technologies, Inc. *	10,453	404,531
Rocket Lab Corp. *	36,131	2,496,652
Rockwell Automation, Inc.	8,622	3,513,034
RTX Corp.	103,118	20,893,769
Simpson Manufacturing Co., Inc.	3,192	617,875
SiteOne Landscape Supply, Inc. *	3,470	495,828
Snap-on, Inc.	4,030	1,552,437
SPX Technologies, Inc. *	3,820	866,911
StandardAero, Inc. *	14,852	457,442
Stanley Black & Decker, Inc.	11,868	1,026,463
Sterling Infrastructure, Inc. *	2,338	1,000,968
Symbotic, Inc. *	4,233	231,884
Textron, Inc.	13,642	1,345,783
Timken Co.	4,821	522,500
Toro Co.	7,706	761,815
Trane Technologies PLC	17,035	7,875,621
TransDigm Group, Inc.	4,327	5,637,172
Trex Co., Inc. *	8,355	346,064
UFP Industries, Inc.	4,398	452,598
United Rentals, Inc.	4,900	4,116,000
Valmont Industries, Inc.	1,515	696,794
Vertiv Holdings Co., Class A	29,391	7,491,472
Watsco, Inc.	2,660	1,110,098
Watts Water Technologies, Inc., Class A	2,140	703,504
WESCO International, Inc.	3,715	1,075,493
Westinghouse Air Brake Technologies Corp.	13,101	3,458,009
Woodward, Inc.	4,591	1,775,615
WW Grainger, Inc.	3,355	3,840,569
Xylem, Inc.	18,680	2,420,181
Zurn Elkay Water Solutions Corp.	11,377	579,999
		394,017,731

Commercial & Professional Services 1.0%
Amentum Holdings, Inc. *	11,510	343,804
Automatic Data Processing, Inc.	31,100	6,666,596
Booz Allen Hamilton Holding Corp., Class A	9,455	745,338
SECURITY	NUMBER OF SHARES	VALUE ($)
Broadridge Financial Solutions, Inc.	8,999	1,672,644
CACI International, Inc., Class A *	1,717	1,047,662
Casella Waste Systems, Inc., Class A *	4,795	446,702
Cintas Corp.	26,254	5,280,467
Clean Harbors, Inc. *	3,908	1,145,826
Copart, Inc. *	68,723	2,617,659
Equifax, Inc.	9,392	1,962,552
ExlService Holdings, Inc. *	12,417	388,031
FTI Consulting, Inc. *	2,367	389,182
Genpact Ltd.	12,251	486,610
Jacobs Solutions, Inc.	9,168	1,263,900
KBR, Inc.	9,572	404,226
Leidos Holdings, Inc.	9,810	1,717,731
MSA Safety, Inc.	2,888	564,344
Parsons Corp. *	4,068	268,488
Paychex, Inc.	24,889	2,330,855
Paycom Software, Inc.	3,684	463,558
Paylocity Holding Corp. *	3,381	360,043
RB Global, Inc.	14,215	1,435,146
Republic Services, Inc.	15,464	3,541,256
Rollins, Inc.	22,487	1,369,233
SS&C Technologies Holdings, Inc.	16,103	1,212,395
Tetra Tech, Inc.	20,047	718,484
TransUnion	14,967	1,175,658
Veralto Corp.	19,180	1,868,707
Verisk Analytics, Inc.	10,684	2,217,678
Waste Management, Inc.	28,546	6,875,019
		50,979,794

Consumer Discretionary Distribution & Retail 5.2%
Amazon.com, Inc. *	747,956	157,070,760
AutoNation, Inc. *	2,109	411,592
AutoZone, Inc. *	1,279	4,803,387
Bath & Body Works, Inc.	16,476	374,994
Best Buy Co., Inc.	15,096	935,499
Boot Barn Holdings, Inc. *	2,412	456,399
Burlington Stores, Inc. *	4,817	1,478,193
CarMax, Inc. *	11,463	494,858
Carvana Co. *	10,903	3,643,346
Chewy, Inc., Class A *	17,759	486,952
Coupang, Inc. *	104,273	1,989,529
Dick's Sporting Goods, Inc.	5,071	1,032,608
Dillard's, Inc., Class A	225	135,628
eBay, Inc.	34,730	3,155,568
Etsy, Inc. *	7,568	415,332
Five Below, Inc. *	4,189	936,367
Floor & Decor Holdings, Inc., Class A *	8,232	568,749
GameStop Corp., Class A *	31,211	750,000
Gap, Inc.	17,954	503,430
Genuine Parts Co.	10,786	1,286,338
Group 1 Automotive, Inc.	946	308,150
Home Depot, Inc.	76,534	29,138,025
Lithia Motors, Inc.	1,837	513,588
LKQ Corp.	19,741	653,625
Lowe's Cos., Inc.	43,130	11,410,904
Murphy USA, Inc.	1,302	508,743
Ollie's Bargain Outlet Holdings, Inc. *	4,669	500,050
O'Reilly Automotive, Inc. *	64,834	6,086,616
Penske Automotive Group, Inc.	1,426	224,624
Pool Corp.	2,546	578,400
Ross Stores, Inc.	24,944	5,129,484
TJX Cos., Inc.	85,546	13,829,366
Tractor Supply Co.	40,665	2,108,074
Ulta Beauty, Inc. *	3,436	2,352,938
Urban Outfitters, Inc. *	4,094	271,023
Wayfair, Inc., Class A *	8,186	624,837
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Williams-Sonoma, Inc.	9,372	1,927,352
		257,095,328

Consumer Durables & Apparel 0.7%
Deckers Outdoor Corp. *	11,328	1,328,435
DR Horton, Inc.	21,059	3,377,653
Garmin Ltd.	12,544	3,171,500
Hasbro, Inc.	10,286	1,024,383
Installed Building Products, Inc.	1,773	581,118
Lennar Corp., Class A	16,536	1,891,057
Lululemon Athletica, Inc. *	8,310	1,538,763
Mattel, Inc. *	23,771	402,918
Meritage Homes Corp.	5,313	400,706
Mohawk Industries, Inc. *	3,997	500,704
NIKE, Inc., Class B	91,610	5,696,310
NVR, Inc. *	218	1,638,878
PulteGroup, Inc.	14,954	2,051,689
Ralph Lauren Corp.	3,005	1,089,613
SharkNinja, Inc. *	5,367	659,443
Somnigroup International, Inc.	16,195	1,449,614
Tapestry, Inc.	15,711	2,442,589
Taylor Morrison Home Corp. *	7,548	497,338
Toll Brothers, Inc.	7,491	1,177,885
TopBuild Corp. *	2,144	961,155
VF Corp.	25,387	493,016
Whirlpool Corp. (a)	4,846	331,612
		32,706,379

Consumer Services 2.0%
ADT, Inc.	39,467	316,525
Airbnb, Inc., Class A *	32,624	4,407,829
Aramark	20,166	843,947
Booking Holdings, Inc.	2,482	10,522,067
Boyd Gaming Corp.	4,337	360,968
Bright Horizons Family Solutions, Inc. *	4,316	321,628
Brinker International, Inc. *	3,397	503,435
Caesars Entertainment, Inc. *	15,605	390,905
Carnival Corp.	83,276	2,627,358
Cava Group, Inc. *	7,608	627,432
Chipotle Mexican Grill, Inc. *	101,653	3,783,525
Choice Hotels International, Inc.	1,542	162,450
Churchill Downs, Inc.	5,057	464,890
Darden Restaurants, Inc.	8,983	1,921,015
Domino's Pizza, Inc.	2,389	961,596
DoorDash, Inc., Class A *	28,722	5,068,571
DraftKings, Inc., Class A *	38,071	907,613
Duolingo, Inc. *	3,010	304,010
Dutch Bros, Inc., Class A *	9,714	520,768
Expedia Group, Inc.	8,993	1,939,700
Flutter Entertainment PLC *	13,461	1,428,750
Grand Canyon Education, Inc. *	2,070	329,275
H&R Block, Inc.	9,691	296,738
Hilton Worldwide Holdings, Inc.	17,915	5,585,539
Hyatt Hotels Corp., Class A	3,243	523,744
Las Vegas Sands Corp.	23,292	1,321,122
Liberty Live Holdings, Inc., Class C *	3,837	382,357
Life Time Group Holdings, Inc. *	11,577	312,579
Marriott International, Inc., Class A	17,167	5,866,479
McDonald's Corp.	54,751	18,673,376
MGM Resorts International *	15,929	587,143
Norwegian Cruise Line Holdings Ltd. *	34,663	859,296
Planet Fitness, Inc., Class A *	6,485	532,743
Royal Caribbean Cruises Ltd.	19,497	6,062,787
Service Corp. International	10,687	899,632
Starbucks Corp.	87,525	8,579,200
Stride, Inc. *	3,293	277,863
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Roadhouse, Inc.	5,044	922,396
Vail Resorts, Inc.	2,776	377,009
Viking Holdings Ltd. *	13,984	1,091,032
Wingstop, Inc.	2,168	562,618
Wyndham Hotels & Resorts, Inc.	5,714	467,405
Wynn Resorts Ltd.	6,472	700,206
Yum! Brands, Inc.	21,313	3,583,994
		97,179,515

Consumer Staples Distribution & Retail 2.0%
Albertsons Cos., Inc., Class A	31,273	559,787
BJ's Wholesale Club Holdings, Inc. *	10,154	1,003,114
Casey's General Stores, Inc.	2,854	1,956,674
Costco Wholesale Corp.	34,076	34,443,680
Dollar General Corp.	16,960	2,649,830
Dollar Tree, Inc. *	14,573	1,843,193
Kroger Co.	46,682	3,185,580
Maplebear, Inc. *	14,094	528,666
Performance Food Group Co. *	12,054	1,169,961
Sprouts Farmers Market, Inc. *	7,569	559,122
Sysco Corp.	36,666	3,342,472
Target Corp.	34,849	3,965,468
U.S. Foods Holding Corp. *	17,239	1,665,460
Walmart, Inc.	337,150	43,138,342
		100,011,349

Energy 3.5%
Antero Midstream Corp.	26,149	587,830
Antero Resources Corp. *	22,705	835,771
APA Corp.	27,486	834,750
Baker Hughes Co.	75,732	4,942,270
Cheniere Energy, Inc.	16,532	3,897,088
Chevron Corp.	145,537	27,180,490
Chord Energy Corp.	4,451	482,355
ConocoPhillips	95,066	10,786,188
Coterra Energy, Inc.	58,614	1,793,002
Devon Energy Corp.	48,148	2,095,882
Diamondback Energy, Inc.	14,384	2,503,967
DT Midstream, Inc.	7,826	1,086,562
EOG Resources, Inc.	41,747	5,179,968
EQT Corp.	47,903	2,942,202
Expand Energy Corp.	18,267	1,971,375
Exxon Mobil Corp.	324,243	49,447,058
Halliburton Co.	64,562	2,324,232
HF Sinclair Corp.	11,981	599,170
Kinder Morgan, Inc.	150,227	4,998,052
Marathon Petroleum Corp.	23,078	4,574,290
Matador Resources Co.	9,074	466,404
Occidental Petroleum Corp.	55,466	2,944,135
ONEOK, Inc.	48,424	4,008,054
Ovintiv, Inc.	21,609	1,093,199
Permian Resources Corp.	53,506	978,625
Phillips 66	31,023	4,787,780
Range Resources Corp.	18,293	755,135
SLB Ltd.	114,610	5,884,077
Targa Resources Corp.	16,489	3,888,106
TechnipFMC PLC	31,026	2,057,334
Texas Pacific Land Corp.	4,408	2,311,070
Valero Energy Corp.	23,406	4,789,804
Venture Global, Inc., Class A (a)	37,756	365,856
Viper Energy, Inc., Class A	12,911	600,878
Williams Cos., Inc.	93,816	7,009,932
		171,002,891

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 2.1%
Agree Realty Corp.	8,804	708,546
Alexandria Real Estate Equities, Inc.	11,929	644,643
American Healthcare REIT, Inc.	13,506	705,553
American Homes 4 Rent, Class A	25,457	763,710
American Tower Corp.	35,995	6,906,001
AvalonBay Communities, Inc.	10,817	1,917,097
Brixmor Property Group, Inc.	23,267	704,292
BXP, Inc.	11,478	660,903
Camden Property Trust	8,093	876,796
CareTrust REIT, Inc.	17,484	710,200
Crown Castle, Inc.	33,446	2,994,755
CubeSmart	17,574	722,994
Digital Realty Trust, Inc.	24,837	4,401,116
EastGroup Properties, Inc.	4,094	803,693
Equinix, Inc.	7,567	7,372,225
Equity LifeStyle Properties, Inc.	15,055	1,011,094
Equity Residential	26,586	1,680,501
Essential Properties Realty Trust, Inc.	15,271	518,298
Essex Property Trust, Inc.	5,012	1,278,611
Extra Space Storage, Inc.	16,269	2,457,107
Federal Realty Investment Trust	5,964	648,704
First Industrial Realty Trust, Inc.	10,106	638,093
Gaming & Leisure Properties, Inc.	21,704	1,061,543
Healthcare Realty Trust, Inc.	27,046	498,999
Healthpeak Properties, Inc.	53,338	943,016
Host Hotels & Resorts, Inc.	49,098	961,830
Invitation Homes, Inc.	43,290	1,140,259
Iron Mountain, Inc.	22,642	2,452,808
Kimco Realty Corp.	51,946	1,223,328
Lamar Advertising Co., Class A	6,649	915,833
Lineage, Inc.	4,434	179,666
Mid-America Apartment Communities, Inc.	9,013	1,206,480
Millrose Properties, Inc.	11,786	369,609
NNN REIT, Inc.	14,525	658,273
Omega Healthcare Investors, Inc.	23,026	1,111,465
Prologis, Inc.	71,398	10,179,213
Public Storage	12,127	3,723,717
Realty Income Corp.	70,713	4,737,771
Regency Centers Corp.	12,742	1,006,618
Rexford Industrial Realty, Inc.	17,670	662,095
Ryman Hospitality Properties, Inc.	4,840	477,950
SBA Communications Corp.	8,173	1,644,081
Simon Property Group, Inc.	25,166	5,130,089
STAG Industrial, Inc.	14,192	556,610
Sun Communities, Inc.	9,034	1,232,780
Terreno Realty Corp.	7,933	524,054
UDR, Inc.	23,380	876,750
Ventas, Inc.	36,052	3,106,240
VICI Properties, Inc.	81,982	2,476,676
Vornado Realty Trust	12,382	341,495
Welltower, Inc.	52,749	10,925,373
Weyerhaeuser Co.	55,396	1,358,864
WP Carey, Inc.	16,772	1,252,030
		102,060,447

Financial Services 7.3%
Affiliated Managers Group, Inc.	2,197	672,677
Affirm Holdings, Inc., Class A *	22,254	1,045,493
AGNC Investment Corp.	82,546	925,341
Ally Financial, Inc.	21,383	843,345
American Express Co.	41,293	12,755,408
Ameriprise Financial, Inc.	7,146	3,359,477
Annaly Capital Management, Inc.	52,414	1,218,101
Apollo Global Management, Inc.	35,622	3,726,061
SECURITY	NUMBER OF SHARES	VALUE ($)
ARES Management Corp., Class A	15,901	1,781,071
Bank of New York Mellon Corp.	53,711	6,396,980
Berkshire Hathaway, Inc., Class B *	140,989	71,192,396
Blackrock, Inc.	11,106	11,808,232
Blackstone, Inc.	56,778	6,436,922
Block, Inc. *	42,098	2,681,643
Blue Owl Capital, Inc. (a)	48,921	516,117
Capital One Financial Corp.	48,908	9,568,361
Carlyle Group, Inc.	19,929	1,036,109
Cboe Global Markets, Inc.	8,052	2,413,345
Charles Schwab Corp. (b)	127,572	12,144,854
CME Group, Inc.	27,755	8,867,722
Coinbase Global, Inc., Class A *	17,516	3,080,189
Corebridge Financial, Inc.	20,798	537,420
Corpay, Inc. *	5,350	1,739,285
Credit Acceptance Corp. *	474	224,287
Enact Holdings, Inc.	1,969	82,383
Equitable Holdings, Inc.	22,094	888,621
Essent Group Ltd.	7,425	451,737
Evercore, Inc., Class A	2,996	925,285
FactSet Research Systems, Inc.	2,911	631,134
Fidelity National Information Services, Inc.	39,736	2,024,947
FirstCash Holdings, Inc.	2,997	577,792
Fiserv, Inc. *	41,330	2,574,446
Franklin Resources, Inc.	23,981	636,456
Global Payments, Inc.	18,236	1,394,325
Goldman Sachs Group, Inc.	23,052	19,814,808
Hamilton Lane, Inc., Class A	3,105	325,839
Houlihan Lokey, Inc.	4,150	679,645
Interactive Brokers Group, Inc., Class A	34,214	2,435,695
Intercontinental Exchange, Inc.	43,785	7,186,432
Invesco Ltd.	34,002	892,892
Jack Henry & Associates, Inc.	5,547	901,166
Jackson Financial, Inc., Class A	5,284	578,492
Janus Henderson Group PLC	9,799	510,528
Jefferies Financial Group, Inc.	12,874	571,606
KKR & Co., Inc.	52,777	4,627,487
Lazard, Inc., Class A	8,576	433,946
LPL Financial Holdings, Inc.	6,126	1,840,128
MarketAxess Holdings, Inc.	2,803	538,176
Mastercard, Inc., Class A	63,044	32,606,987
MGIC Investment Corp.	17,160	455,255
Moelis & Co., Class A	5,615	333,306
Moody's Corp.	11,823	5,646,547
Morgan Stanley	92,814	15,454,459
Morningstar, Inc.	1,826	334,414
MSCI, Inc.	5,790	3,310,896
Nasdaq, Inc.	34,773	3,045,419
Northern Trust Corp.	14,497	2,074,376
OneMain Holdings, Inc.	8,988	494,520
PayPal Holdings, Inc.	71,829	3,319,218
PennyMac Financial Services, Inc.	2,325	213,737
Piper Sandler Cos.	1,310	387,170
Raymond James Financial, Inc.	13,586	2,079,745
Rithm Capital Corp.	42,175	423,859
Robinhood Markets, Inc., Class A *	60,481	4,587,484
Rocket Cos., Inc., Class A	74,734	1,359,411
S&P Global, Inc.	23,819	10,525,140
SEI Investments Co.	7,254	589,895
Shift4 Payments, Inc., Class A *(a)	5,170	227,842
SLM Corp.	15,167	284,230
SoFi Technologies, Inc. *	96,712	1,717,605
Starwood Property Trust, Inc.	26,531	472,517
State Street Corp.	21,470	2,761,471
Stifel Financial Corp.	11,767	871,383
StoneX Group, Inc. *	3,545	451,987
Synchrony Financial	27,691	1,913,725
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
T. Rowe Price Group, Inc.	16,785	1,588,365
Toast, Inc., Class A *	36,253	990,069
TPG, Inc.	9,947	431,899
Tradeweb Markets, Inc., Class A	8,986	1,107,569
Upstart Holdings, Inc. *	6,479	176,423
Visa, Inc., Class A	129,790	41,550,971
Voya Financial, Inc.	7,475	499,928
WEX, Inc. *	2,707	403,857
		359,186,481

Food, Beverage & Tobacco 2.2%
Altria Group, Inc.	129,104	8,913,340
Archer-Daniels-Midland Co.	36,824	2,542,329
Brown-Forman Corp., Class B	13,497	389,523
Bunge Global SA	10,396	1,254,277
Cal-Maine Foods, Inc.	3,482	303,317
Campbell's Co.	15,145	408,158
Celsius Holdings, Inc. *	12,299	659,349
Coca-Cola Co.	297,674	24,278,292
Coca-Cola Consolidated, Inc.	4,333	876,999
Conagra Brands, Inc.	36,882	709,979
Constellation Brands, Inc., Class A	10,904	1,721,306
General Mills, Inc.	41,032	1,855,877
Hershey Co.	11,445	2,704,225
Hormel Foods Corp.	22,289	570,598
Ingredion, Inc.	4,863	571,208
J.M. Smucker Co.	8,192	949,862
Keurig Dr. Pepper, Inc.	104,384	3,160,748
Kraft Heinz Co.	64,982	1,599,207
Lamb Weston Holdings, Inc.	10,603	510,959
McCormick & Co., Inc. - Non Voting Shares	19,563	1,389,756
Molson Coors Beverage Co., Class B	12,975	635,645
Mondelez International, Inc., Class A	98,957	6,093,772
Monster Beverage Corp. *	54,954	4,687,576
PepsiCo, Inc.	105,127	17,844,257
Philip Morris International, Inc.	119,728	22,368,782
Pilgrim's Pride Corp.	3,257	140,572
Post Holdings, Inc. *	3,584	380,979
Primo Brands Corp.	19,434	440,763
Smithfield Foods, Inc.	1,759	43,764
Tyson Foods, Inc., Class A	21,927	1,425,036
		109,430,455

Health Care Equipment & Services 3.6%
Abbott Laboratories	133,789	15,566,350
Align Technology, Inc. *	5,187	986,049
Baxter International, Inc.	40,186	818,589
Becton Dickinson & Co.	21,989	3,880,619
Boston Scientific Corp. *	114,080	8,767,048
Cardinal Health, Inc.	18,239	4,180,926
Cencora, Inc.	14,906	5,547,119
Centene Corp. *	35,850	1,608,948
Chemed Corp.	1,090	446,911
Cigna Group	20,524	5,948,266
Cooper Cos., Inc. *	15,384	1,287,179
CVS Health Corp.	97,702	7,806,390
DaVita, Inc. *	2,674	417,946
Dexcom, Inc. *	30,088	2,209,362
Doximity, Inc., Class A *	10,419	255,578
Edwards Lifesciences Corp. *	44,607	3,857,167
Elevance Health, Inc.	17,069	5,462,080
Encompass Health Corp.	7,686	829,166
Ensign Group, Inc.	4,431	948,987
GE HealthCare Technologies, Inc.	35,017	2,950,882
Glaukos Corp. *	4,333	521,693
SECURITY	NUMBER OF SHARES	VALUE ($)
Globus Medical, Inc., Class A *	8,675	828,115
Guardant Health, Inc. *	9,940	933,366
HCA Healthcare, Inc.	12,285	6,507,364
HealthEquity, Inc. *	6,659	509,347
Henry Schein, Inc. *	7,870	648,409
Hims & Hers Health, Inc. *	15,829	229,837
Hologic, Inc. *	17,265	1,301,090
Humana, Inc.	9,228	1,758,303
IDEXX Laboratories, Inc. *	6,142	4,033,636
Insulet Corp. *	5,377	1,326,022
Intuitive Surgical, Inc. *	27,243	13,717,123
IRhythm Holdings, Inc. *	2,549	340,929
Labcorp Holdings, Inc.	6,373	1,842,562
Masimo Corp. *	3,491	612,147
McKesson Corp.	9,483	9,363,230
Medtronic PLC	98,673	9,636,405
Merit Medical Systems, Inc. *	4,510	348,082
Molina Healthcare, Inc. *	3,951	608,651
Penumbra, Inc. *	2,984	1,027,660
Quest Diagnostics, Inc.	8,547	1,811,195
RadNet, Inc. *	5,246	366,223
ResMed, Inc.	11,184	2,866,012
Solventum Corp. *	11,243	834,230
STERIS PLC	7,579	1,912,561
Stryker Corp.	26,441	10,244,830
Teleflex, Inc.	3,418	417,201
Tenet Healthcare Corp. *	6,765	1,619,473
UnitedHealth Group, Inc.	69,674	20,433,294
Universal Health Services, Inc., Class B	4,242	874,276
Veeva Systems, Inc., Class A *	11,574	2,106,584
Waystar Holding Corp. *	8,738	224,130
Zimmer Biomet Holdings, Inc.	15,154	1,491,760
		175,071,302

Household & Personal Products 1.0%
Church & Dwight Co., Inc.	18,420	1,931,521
Clorox Co.	9,403	1,195,686
Colgate-Palmolive Co.	62,031	6,149,753
elf Beauty, Inc. *	4,711	433,648
Estee Lauder Cos., Inc., Class A	18,839	2,062,305
Kenvue, Inc.	147,366	2,817,638
Kimberly-Clark Corp.	25,451	2,836,259
Procter & Gamble Co.	179,718	30,048,850
		47,475,660

Insurance 1.8%
Aflac, Inc.	36,192	4,087,162
Allstate Corp.	20,187	4,330,515
American Financial Group, Inc.	5,251	698,278
American International Group, Inc.	41,412	3,333,252
Aon PLC, Class A	16,525	5,543,642
Arch Capital Group Ltd. *	27,750	2,779,162
Arthur J Gallagher & Co.	19,756	4,508,319
Assurant, Inc.	3,820	877,034
Axis Capital Holdings Ltd.	5,995	633,791
Brown & Brown, Inc.	22,449	1,612,287
Chubb Ltd.	28,174	9,603,390
Cincinnati Financial Corp.	12,013	1,969,892
CNA Financial Corp.	1,536	73,759
Erie Indemnity Co., Class A	1,962	528,641
Everest Group Ltd.	3,216	1,078,936
Fidelity National Financial, Inc.	19,576	1,035,179
First American Financial Corp.	7,865	551,415
Globe Life, Inc.	6,212	902,355
Hanover Insurance Group, Inc.	2,684	484,811
Hartford Insurance Group, Inc.	21,378	3,010,664
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kinsale Capital Group, Inc.	1,725	672,181
Lincoln National Corp.	13,082	448,713
Loews Corp.	13,037	1,434,331
Markel Group, Inc. *	968	2,006,151
Marsh & McLennan Cos., Inc.	37,733	7,046,260
MetLife, Inc.	42,462	3,060,236
Old Republic International Corp.	17,597	754,383
Primerica, Inc.	2,430	616,394
Principal Financial Group, Inc.	15,333	1,463,075
Progressive Corp.	45,114	9,639,057
Prudential Financial, Inc.	26,854	2,641,896
Reinsurance Group of America, Inc., Class A	5,049	1,089,221
RenaissanceRe Holdings Ltd.	3,535	1,069,196
RLI Corp.	7,019	437,424
Ryan Specialty Holdings, Inc.	8,856	348,484
Travelers Cos., Inc.	17,126	5,285,769
Unum Group	11,797	846,199
W.R. Berkley Corp.	22,963	1,646,447
Willis Towers Watson PLC	7,346	2,241,779
		90,389,680

Materials 2.5%
Air Products & Chemicals, Inc.	17,137	4,724,157
Albemarle Corp.	9,020	1,611,603
Alcoa Corp.	19,816	1,230,177
Amcor PLC	35,424	1,715,584
Amrize Ltd. *	39,424	2,562,166
Anglogold Ashanti PLC	32,492	4,151,503
AptarGroup, Inc.	4,994	717,688
Avery Dennison Corp.	6,011	1,180,260
Axalta Coating Systems Ltd. *	16,587	554,172
Balchem Corp.	2,568	465,912
Ball Corp.	20,873	1,401,204
Celanese Corp.	8,240	411,506
CF Industries Holdings, Inc.	12,109	1,205,330
Cleveland-Cliffs, Inc. *	43,658	465,394
Coeur Mining, Inc. *	49,242	1,336,920
Commercial Metals Co.	8,501	623,123
Corteva, Inc.	51,869	4,155,744
CRH PLC	51,611	6,192,288
Crown Holdings, Inc.	8,866	1,016,044
Dow, Inc.	54,434	1,672,757
DuPont de Nemours, Inc.	32,045	1,603,532
Eagle Materials, Inc.	2,421	541,820
Eastman Chemical Co.	8,958	676,419
Ecolab, Inc.	19,636	6,054,761
Element Solutions, Inc.	17,130	601,092
Freeport-McMoRan, Inc.	110,204	7,502,688
Graphic Packaging Holding Co.	22,624	276,691
Hecla Mining Co.	52,133	1,298,633
International Flavors & Fragrances, Inc.	19,542	1,606,939
International Paper Co.	40,525	1,764,864
Linde PLC	35,916	18,248,201
Louisiana-Pacific Corp.	4,753	402,769
LyondellBasell Industries NV, Class A	19,876	1,143,267
Martin Marietta Materials, Inc.	4,655	3,149,433
Mosaic Co.	24,508	682,303
MP Materials Corp. *	10,284	605,419
NewMarket Corp.	606	379,362
Newmont Corp.	83,936	10,911,680
Nucor Corp.	17,562	3,106,366
Packaging Corp. of America	6,922	1,606,873
PPG Industries, Inc.	17,273	2,129,243
Reliance, Inc.	4,040	1,275,186
Royal Gold, Inc.	6,187	1,854,801
RPM International, Inc.	9,797	1,118,034
SECURITY	NUMBER OF SHARES	VALUE ($)
Sherwin-Williams Co.	17,737	6,431,259
Smurfit WestRock PLC	40,050	1,882,750
Solstice Advanced Materials, Inc.	12,161	954,760
Steel Dynamics, Inc.	10,488	2,025,547
Vulcan Materials Co.	10,200	3,162,000
Westlake Corp.	2,607	274,726
		120,664,950

Media & Entertainment 8.9%
Alphabet, Inc., Class A	447,322	139,457,107
Alphabet, Inc., Class C	357,524	111,343,699
Charter Communications, Inc., Class A *	6,764	1,587,037
EchoStar Corp., Class A *	10,275	1,187,071
Electronic Arts, Inc.	17,234	3,456,623
Fox Corp., Class A	26,297	1,481,573
Liberty Broadband Corp., Class C *	9,069	495,258
Liberty Media Corp.-Liberty Formula One, Class C *	17,244	1,579,378
Live Nation Entertainment, Inc. *	12,080	1,958,651
Match Group, Inc.	18,268	577,269
Meta Platforms, Inc., Class A	167,449	108,537,093
Netflix, Inc. *	325,917	31,366,252
New York Times Co., Class A	12,405	989,795
News Corp., Class A	39,386	956,686
Nexstar Media Group, Inc.	2,216	556,260
Omnicom Group, Inc.	24,613	2,099,243
Paramount Skydance Corp., Class B	23,912	323,051
Pinterest, Inc., Class A *	46,019	788,306
Reddit, Inc., Class A *	9,744	1,420,773
ROBLOX Corp., Class A *	50,366	3,458,130
Roku, Inc. *	10,105	994,433
Sirius XM Holdings, Inc.	14,422	316,707
Snap, Inc., Class A *	84,972	442,704
Take-Two Interactive Software, Inc. *	13,372	2,827,911
TKO Group Holdings, Inc.	5,076	1,136,364
Trade Desk, Inc., Class A *	34,134	813,072
Versant Media Group, Inc. *	11,142	371,251
Walt Disney Co.	137,272	14,556,323
Warner Bros Discovery, Inc. *	190,219	5,358,469
		440,436,489

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
AbbVie, Inc.	135,889	31,537,119
Agilent Technologies, Inc.	21,800	2,646,084
Alnylam Pharmaceuticals, Inc. *	10,145	3,377,473
Amgen, Inc.	41,373	16,059,344
Atrium Therapeutics, Inc. *	1,088	16,048
Avantor, Inc. *	52,267	473,016
Axsome Therapeutics, Inc. *	3,208	525,759
Biogen, Inc. *	11,320	2,171,402
BioMarin Pharmaceutical, Inc. *	14,672	905,703
Bio-Rad Laboratories, Inc., Class A *	1,410	392,600
Bio-Techne Corp.	12,165	717,735
Bridgebio Pharma, Inc. *	13,193	877,071
Bristol-Myers Squibb Co.	156,712	9,774,127
Charles River Laboratories International, Inc. *	3,777	674,157
Corcept Therapeutics, Inc. *	7,158	255,541
Cytokinetics, Inc. *	9,588	596,565
Danaher Corp.	48,315	10,177,072
Elanco Animal Health, Inc. *	38,090	1,005,576
Eli Lilly & Co.	61,059	64,233,457
Exact Sciences Corp. *	14,526	1,501,698
Exelixis, Inc. *	20,877	919,841
Gilead Sciences, Inc.	95,394	14,208,936
Halozyme Therapeutics, Inc. *	8,986	624,797
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Illumina, Inc. *	11,811	1,588,107
Incyte Corp. *	12,625	1,278,534
Insmed, Inc. *	16,385	2,446,772
Ionis Pharmaceuticals, Inc. *	12,460	1,011,129
IQVIA Holdings, Inc. *	13,123	2,346,524
Jazz Pharmaceuticals PLC *	4,651	883,783
Johnson & Johnson	185,241	46,019,422
Madrigal Pharmaceuticals, Inc. *	1,418	612,576
Medpace Holdings, Inc. *	1,697	766,637
Merck & Co., Inc.	190,893	23,636,371
Mettler-Toledo International, Inc. *	1,571	2,147,070
Moderna, Inc. *	26,844	1,438,033
Natera, Inc. *	10,637	2,212,921
Neurocrine Biosciences, Inc. *	7,735	1,022,954
Nuvalent, Inc., Class A *	3,944	402,091
Pfizer, Inc.	437,061	12,084,737
Regeneron Pharmaceuticals, Inc.	7,761	6,066,541
Repligen Corp. *	4,158	535,259
Revolution Medicines, Inc. *	13,948	1,422,975
Revvity, Inc.	8,781	863,260
Rhythm Pharmaceuticals, Inc. *	4,590	425,631
Roivant Sciences Ltd. *	33,425	967,319
Royalty Pharma PLC, Class A	29,140	1,346,559
Summit Therapeutics, Inc. *	11,314	187,699
Tempus AI, Inc. *	7,904	420,888
Thermo Fisher Scientific, Inc.	28,893	15,056,431
United Therapeutics Corp. *	3,302	1,663,878
Vertex Pharmaceuticals, Inc. *	19,492	9,684,210
Viatris, Inc.	88,371	1,319,379
Waters Corp. *	7,586	2,422,817
West Pharmaceutical Services, Inc.	5,550	1,411,587
Zoetis, Inc.	33,811	4,432,622
		311,795,837

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	22,620	3,340,069
CoStar Group, Inc. *	32,682	1,458,598
Jones Lang LaSalle, Inc. *	3,636	1,147,340
Zillow Group, Inc., Class C *	13,378	596,926
		6,542,933

Semiconductors & Semiconductor Equipment 13.5%
Advanced Micro Devices, Inc. *	125,205	25,067,293
Allegro MicroSystems, Inc. *	9,492	346,173
Amkor Technology, Inc.	8,534	408,096
Analog Devices, Inc.	37,797	13,447,795
Applied Materials, Inc.	61,290	22,818,267
Astera Labs, Inc. *	10,124	1,203,035
Broadcom, Inc.	363,086	116,024,131
Cirrus Logic, Inc. *	4,011	566,032
Credo Technology Group Holding Ltd. *	11,676	1,310,864
Enphase Energy, Inc. *	10,359	437,875
Entegris, Inc.	11,718	1,552,049
First Solar, Inc. *	8,226	1,622,167
GLOBALFOUNDRIES, Inc. *	8,034	382,017
Impinj, Inc. *	2,086	255,869
Intel Corp. *	344,747	15,723,911
KLA Corp.	10,096	15,391,857
Lam Research Corp.	96,615	22,597,282
Lattice Semiconductor Corp. *	10,589	1,012,520
MACOM Technology Solutions Holdings, Inc. *	4,972	1,233,653
Marvell Technology, Inc.	66,172	5,405,591
Microchip Technology, Inc.	41,677	3,110,771
Micron Technology, Inc.	86,305	35,589,593
MKS, Inc.	5,193	1,269,481
SECURITY	NUMBER OF SHARES	VALUE ($)
Monolithic Power Systems, Inc.	3,687	4,213,282
NVIDIA Corp.	1,868,328	331,049,038
NXP Semiconductors NV	19,330	4,388,103
ON Semiconductor Corp. *	30,929	2,056,160
Qnity Electronics, Inc.	16,022	2,030,949
Qorvo, Inc. *	6,464	535,866
QUALCOMM, Inc.	82,355	11,724,058
Rambus, Inc. *	8,189	816,116
Semtech Corp. *	6,625	597,707
SiTime Corp. *	1,699	675,998
Skyworks Solutions, Inc.	11,296	673,016
Teradyne, Inc.	12,047	3,855,401
Texas Instruments, Inc.	69,845	14,814,823
Universal Display Corp.	3,408	363,600
		664,570,439

Software & Services 8.9%
Accenture PLC, Class A	47,679	9,951,561
ACI Worldwide, Inc. *	7,779	308,671
Adobe, Inc. *	32,185	8,445,666
Akamai Technologies, Inc. *	11,189	1,100,886
Amdocs Ltd.	8,356	583,249
Appfolio, Inc., Class A *	1,830	325,301
AppLovin Corp., Class A *	20,796	9,041,477
Atlassian Corp., Class A *	12,909	969,853
Aurora Innovation, Inc. *	93,605	438,071
Autodesk, Inc. *	16,418	4,036,694
Bentley Systems, Inc., Class B	11,381	415,975
Bill Holdings, Inc. *	6,722	299,196
Cadence Design Systems, Inc. *	20,953	6,315,234
CCC Intelligent Solutions Holdings, Inc. *	45,225	263,662
Circle Internet Group, Inc. *	4,046	337,598
Clearwater Analytics Holdings, Inc., Class A *	22,047	515,679
Cloudflare, Inc., Class A *	24,256	4,176,641
Cognizant Technology Solutions Corp., Class A	37,093	2,389,902
Commvault Systems, Inc. *	3,446	293,186
Confluent, Inc., Class A *	23,177	710,839
CoreWeave, Inc., Class A *	17,505	1,392,698
Crowdstrike Holdings, Inc., Class A *	19,291	7,175,866
Datadog, Inc., Class A *	25,011	2,800,231
Docusign, Inc. *	15,378	693,086
Dropbox, Inc., Class A *	13,334	333,217
D-Wave Quantum, Inc. *	26,829	503,849
Dynatrace, Inc. *	23,158	831,835
Elastic NV *	7,097	369,541
EPAM Systems, Inc. *	4,242	598,122
Fair Isaac Corp. *	1,830	2,579,129
Figma, Inc., Class A *	2,736	80,411
Fortinet, Inc. *	48,629	3,843,150
Gartner, Inc. *	5,524	868,373
Gen Digital, Inc.	43,041	971,435
Gitlab, Inc., Class A *	10,607	278,964
GoDaddy, Inc., Class A *	10,401	906,551
Guidewire Software, Inc. *	6,567	954,316
HubSpot, Inc. *	4,017	1,062,537
InterDigital, Inc.	2,001	733,426
International Business Machines Corp.	71,901	17,271,339
Intuit, Inc.	21,438	8,768,785
Kyndryl Holdings, Inc. *	17,675	217,933
Life360, Inc. *	6,200	326,430
Manhattan Associates, Inc. *	4,598	622,707
MARA Holdings, Inc. *	28,365	253,583
Microsoft Corp.	571,447	224,430,095
MongoDB, Inc. *	6,253	2,053,923
Nutanix, Inc., Class A *	20,991	803,535
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Okta, Inc. *	12,960	939,600
Oracle Corp.	129,267	18,795,422
Palantir Technologies, Inc., Class A *	175,637	24,095,640
Palo Alto Networks, Inc. *	61,135	9,104,224
Pegasystems, Inc.	7,109	310,877
Procore Technologies, Inc. *	9,279	510,716
PTC, Inc. *	9,167	1,435,460
Roper Technologies, Inc.	8,259	2,888,420
Rubrik, Inc., Class A *	10,933	568,079
SailPoint, Inc. *	5,475	77,197
Salesforce, Inc.	73,186	14,255,901
Samsara, Inc., Class A *	26,879	776,803
SentinelOne, Inc., Class A *	24,530	321,834
ServiceNow, Inc. *	79,816	8,620,926
ServiceTitan, Inc., Class A *	4,335	313,811
Snowflake, Inc., Class A *	26,041	4,385,565
SoundHound AI, Inc., Class A *(a)	28,715	246,949
Strategy, Inc., Class A *	20,560	2,662,520
Synopsys, Inc. *	14,302	5,921,028
Trimble, Inc. *	18,226	1,218,773
Twilio, Inc., Class A *	11,677	1,412,450
Tyler Technologies, Inc. *	3,304	1,171,896
UiPath, Inc., Class A *	32,996	354,047
Unity Software, Inc. *	26,422	481,673
Varonis Systems, Inc. *	9,333	215,592
VeriSign, Inc.	6,413	1,461,779
Workday, Inc., Class A *	16,693	2,232,856
Zoom Communications, Inc., Class A *	20,487	1,514,809
Zscaler, Inc. *	7,780	1,143,582
		440,082,837

Technology Hardware & Equipment 8.8%
Advanced Energy Industries, Inc.	2,921	980,200
Amphenol Corp., Class A	94,069	13,739,718
Apple, Inc.	1,136,092	300,132,785
Arista Networks, Inc. *	79,375	10,596,563
Arrow Electronics, Inc. *	4,004	609,249
Badger Meter, Inc.	2,231	340,071
Belden, Inc.	3,037	435,202
CDW Corp.	10,038	1,231,060
Ciena Corp. *	10,866	3,788,974
Cisco Systems, Inc.	302,988	24,075,427
Cognex Corp.	13,120	713,728
Coherent Corp. *	12,111	3,135,901
Corning, Inc.	60,033	9,027,763
Dell Technologies, Inc., Class C	23,178	3,432,198
F5, Inc. *	4,417	1,198,597
Fabrinet *	2,751	1,501,028
Flex Ltd. *	28,376	1,788,256
Hewlett Packard Enterprise Co.	101,633	2,182,061
HP, Inc.	72,157	1,370,261
IonQ, Inc. *	27,224	1,044,585
Itron, Inc. *	3,492	328,073
Jabil, Inc.	8,252	2,186,698
Keysight Technologies, Inc. *	13,188	4,053,068
Littelfuse, Inc.	1,938	683,067
Lumentum Holdings, Inc. *	5,422	3,800,334
Mirion Technologies, Inc. *	19,017	410,957
Motorola Solutions, Inc.	12,781	6,163,765
NetApp, Inc.	15,362	1,521,299
Pure Storage, Inc., Class A *	24,087	1,546,867
Sandisk Corp. *	11,345	7,208,159
Sanmina Corp. *	4,210	653,645
Seagate Technology Holdings PLC	16,723	6,820,308
Super Micro Computer, Inc. *	38,403	1,243,873
TD SYNNEX Corp.	5,833	914,673
TE Connectivity PLC	22,572	5,194,946
SECURITY	NUMBER OF SHARES	VALUE ($)
Teledyne Technologies, Inc. *	3,628	2,471,031
Ubiquiti, Inc.	316	242,369
Vontier Corp.	11,139	455,808
Western Digital Corp.	26,339	7,367,018
Zebra Technologies Corp., Class A *	3,914	876,579
		435,466,164

Telecommunication Services 1.0%
AST SpaceMobile, Inc. *	18,586	1,471,825
AT&T, Inc.	545,255	15,272,593
Comcast Corp., Class A	279,704	8,659,636
T-Mobile U.S., Inc.	36,999	8,032,113
Verizon Communications, Inc.	324,100	16,250,374
		49,686,541

Transportation 1.4%
Alaska Air Group, Inc. *	8,783	453,203
American Airlines Group, Inc. *	50,486	659,852
Avis Budget Group, Inc. *(a)	1,260	122,737
CH Robinson Worldwide, Inc.	9,031	1,672,993
CSX Corp.	142,930	6,101,682
Delta Air Lines, Inc.	49,783	3,270,743
Expeditors International of Washington, Inc.	10,364	1,503,091
FedEx Corp.	16,706	6,465,222
GXO Logistics, Inc. *	8,688	545,867
JB Hunt Transport Services, Inc.	5,799	1,353,545
Joby Aviation, Inc. *	46,726	470,063
Knight-Swift Transportation Holdings, Inc.	12,400	780,208
Lyft, Inc., Class A *	30,494	422,037
Norfolk Southern Corp.	17,256	5,431,153
Old Dominion Freight Line, Inc.	14,146	2,872,345
Ryder System, Inc.	3,130	693,483
Saia, Inc. *	2,030	822,942
Southwest Airlines Co.	39,675	1,954,390
Uber Technologies, Inc. *	159,694	12,044,121
U-Haul Holding Co., Non Voting Shares	7,635	360,067
Union Pacific Corp.	45,639	12,093,422
United Airlines Holdings, Inc. *	24,846	2,641,130
United Parcel Service, Inc., Class B	56,812	6,587,919
XPO, Inc. *	9,063	1,907,490
		71,229,705

Utilities 2.4%
AES Corp.	54,589	943,298
Alliant Energy Corp.	19,665	1,422,566
Ameren Corp.	20,706	2,345,576
American Electric Power Co., Inc.	41,254	5,520,610
American Water Works Co., Inc.	14,950	2,033,649
Atmos Energy Corp.	12,387	2,313,768
CenterPoint Energy, Inc.	50,419	2,193,227
CMS Energy Corp.	23,524	1,836,519
Consolidated Edison, Inc.	27,692	3,115,904
Constellation Energy Corp.	23,976	7,909,203
Dominion Energy, Inc.	65,510	4,136,301
DTE Energy Co.	15,924	2,360,574
Duke Energy Corp.	59,899	7,837,784
Edison International	29,482	2,203,485
Entergy Corp.	34,259	3,669,481
Essential Utilities, Inc.	21,509	859,715
Evergy, Inc.	17,623	1,474,340
Eversource Energy	28,877	2,200,716
Exelon Corp.	77,545	3,836,151
FirstEnergy Corp.	40,008	2,046,809
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
IDACORP, Inc.	4,149	597,332
National Fuel Gas Co.	6,977	635,116
NextEra Energy, Inc.	160,019	15,004,982
NiSource, Inc.	36,934	1,746,978
NRG Energy, Inc.	14,785	2,645,924
OGE Energy Corp.	15,387	756,117
Oklo, Inc. *	9,481	596,829
Ormat Technologies, Inc.	4,611	478,161
PG&E Corp.	168,762	3,206,478
Pinnacle West Capital Corp.	9,214	924,164
PPL Corp.	56,680	2,209,386
Public Service Enterprise Group, Inc.	38,281	3,294,846
Sempra	50,356	4,847,772
Southern Co.	84,773	8,255,195
Southwest Gas Holdings, Inc.	5,096	449,314
Talen Energy Corp. *	3,489	1,294,314
TXNM Energy, Inc.	7,653	451,680
UGI Corp.	16,664	623,400
Vistra Corp.	24,542	4,267,608
WEC Energy Group, Inc.	25,074	2,932,655
Xcel Energy, Inc.	45,392	3,783,877
		119,261,804
Total Common Stocks (Cost $2,862,869,377)		4,919,933,916

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (c)	3,616,874	3,616,874
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (c)(d)	1,758,125	1,758,125
		5,374,999
Total Short-Term Investments (Cost $5,374,999)		5,374,999
Total Investments in Securities (Cost $2,868,244,376)		4,925,308,915

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/20/26	2	715,580	8,811
S&P 500 Index, e-mini, expires 03/20/26	21	7,233,450	(20,065)
			(11,254)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,657,307.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2026:
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/26	BALANCE OF SHARES HELD AT 2/28/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.(a)	$12,246,244	$566,041	($594,227 )	$112,970	($186,174 )	$12,144,854	127,572	$75,355

(a)	Issuer is affiliated with the fund’s investment adviser.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,919,933,916	$—	$—	$4,919,933,916
Short-Term Investments[1]	5,374,999	—	—	5,374,999
Futures Contracts[2]	8,811	—	—	8,811
Liabilities
Futures Contracts[2]	(20,065)	—	—	(20,065)
Total	$4,925,297,661	$—	$—	$4,925,297,661

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $8,296,530)		$12,144,854
Investments in securities, at value - unaffiliated issuers (cost $2,859,947,846) including securities on loan of $1,657,307		4,913,164,061
Cash		3,691
Deposit with broker for futures contracts		681,835
Receivables:
Dividends		4,333,876
Investments sold		783,432
Income from securities on loan	+	2,545
Total assets		4,931,114,294

Liabilities
Collateral held for securities on loan		1,758,125
Payables:
Management fees		113,090
Variation margin on futures contracts		33,492
Investments bought	+	23,591
Total liabilities		1,928,298
Net assets		$4,929,185,996

Net Assets by Source
Capital received from investors		$2,949,657,138
Total distributable earnings	+	1,979,528,858
Net assets		$4,929,185,996

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,929,185,996		149,050,000		$33.07

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $7,886)		$28,399,286
Dividends received from securities - affiliated issuers		75,355
Other Interest		12,064
Securities on loan, net	+	23,144
Total investment income		28,509,849

Expenses
Management fees		713,653
Total expenses	–	713,653
Net investment income		27,796,196

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		10,753
Net realized losses on sales of securities - unaffiliated issuers		(14,282,678)
Net realized gains on sales of in-kind redemptions - affiliated issuers		102,217
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		43,552,062
Net realized gains on futures contracts	+	429,526
Net realized gains		29,811,880
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(186,174)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		250,774,728
Net change in unrealized appreciation (depreciation) on futures contracts	+	(93,195)
Net change in unrealized appreciation (depreciation)		250,495,359
Net realized and unrealized gains		280,307,239
Increase in net assets resulting from operations		$308,103,435
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$27,796,196	$49,953,097
Net realized gains		29,811,880	72,689,211
Net change in unrealized appreciation (depreciation)	+	250,495,359	512,612,606
Increase in net assets resulting from operations		$308,103,435	$635,254,914

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($27,912,870 )	($48,800,210 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,550,000	$214,818,207	12,800,000	$347,351,831
Shares redeemed	+	(2,100,000)	(69,460,379)	(5,800,000)	(165,824,287)
Net transactions in fund shares		4,450,000	$145,357,828	7,000,000	$181,527,544

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		144,600,000	$4,503,637,603	137,600,000	$3,735,655,355
Total increase	+	4,450,000	425,548,393	7,000,000	767,982,248
End of period		149,050,000	$4,929,185,996	144,600,000	$4,503,637,603

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]
Per-Share Data
Net asset value at beginning of period	$25.54	$22.22	$17.75	$15.61	$18.24	$14.05
Income (loss) from investment operations:
Net investment income (loss)[3]	0.15	0.29	0.27	0.26	0.24	0.23
Net realized and unrealized gains (losses)	1.52	3.32	4.47	2.14	(2.63)	4.20
Total from investment operations	1.67	3.61	4.74	2.40	(2.39)	4.43
Less distributions:
Distributions from net investment income	(0.15)	(0.29)	(0.27)	(0.26)	(0.24)	(0.24)
Net asset value at end of period	$27.06	$25.54	$22.22	$17.75	$15.61	$18.24
Total return	6.56%[4]	16.37%	26.95%	15.61%	(13.22%)	32.05%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[5]	0.03%	0.03%	0.03%[6]	0.03%[6]	0.03%
Net investment income (loss)	1.17%[5]	1.24%	1.39%	1.63%	1.39%	1.45%
Portfolio turnover rate[7]	2%[4]	3%	3%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$64,216	$59,047	$44,971	$34,018	$28,911	$33,035

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.1%
Aptiv PLC *	221,561	16,293,596
Autoliv, Inc.	71,917	8,523,603
BorgWarner, Inc.	218,400	12,573,288
Ford Motor Co.	4,032,636	56,819,841
General Motors Co.	960,908	75,633,069
Rivian Automotive, Inc., Class A *	837,555	12,839,718
Tesla, Inc. *	2,898,748	1,166,775,057
		1,349,458,172

Banks 3.4%
Bank of America Corp.	6,932,091	345,426,095
BOK Financial Corp.	23,152	2,910,669
Citigroup, Inc.	1,845,390	203,343,524
Citizens Financial Group, Inc.	443,152	26,673,319
Commerce Bancshares, Inc.	131,152	6,687,440
Cullen/Frost Bankers, Inc.	66,770	9,228,949
East West Bancorp, Inc.	142,916	15,642,156
Fifth Third Bancorp	932,875	46,149,326
First Citizens BancShares, Inc., Class A	10,417	19,773,029
First Horizon Corp.	506,904	12,059,246
Huntington Bancshares, Inc.	2,095,968	35,212,262
JPMorgan Chase & Co.	2,808,287	843,328,586
KeyCorp	958,811	19,885,740
M&T Bank Corp.	158,086	34,301,500
PNC Financial Services Group, Inc.	404,765	85,951,848
Regions Financial Corp.	902,258	25,109,840
Truist Financial Corp.	1,317,238	64,953,006
U.S. Bancorp	1,602,310	87,582,265
Webster Financial Corp.	169,568	12,230,940
Wells Fargo & Co.	3,237,004	263,653,976
Western Alliance Bancorp	105,971	8,511,591
Zions Bancorp NA	151,677	8,688,059
		2,177,303,366

Capital Goods 7.7%
3M Co.	548,105	90,612,719
A.O. Smith Corp.	115,326	8,995,428
Acuity, Inc.	30,744	9,272,083
Advanced Drainage Systems, Inc.	73,977	12,675,219
AECOM	136,499	13,374,172
AeroVironment, Inc. *	32,728	8,255,638
AGCO Corp.	63,362	8,648,913
Allegion PLC	88,701	14,294,166
AMETEK, Inc.	237,463	56,805,899
API Group Corp. *	382,880	17,022,845
Axon Enterprise, Inc. *	80,969	43,917,586
Bloom Energy Corp., Class A *	224,864	35,004,579
Boeing Co. *	807,803	183,799,417
Builders FirstSource, Inc. *	114,227	11,912,734
BWX Technologies, Inc.	94,355	19,435,243
Carlisle Cos., Inc.	42,479	16,769,435
Carpenter Technology Corp.	51,236	20,395,515
Carrier Global Corp.	815,571	52,522,772
Caterpillar, Inc.	482,596	358,486,787
CNH Industrial NV	907,238	11,159,027
Comfort Systems USA, Inc.	36,230	51,786,075
Core & Main, Inc., Class A *	197,326	10,687,176
Crane Co.	49,928	10,012,062
Cummins, Inc.	142,538	83,223,662
Curtiss-Wright Corp.	38,133	26,705,684
SECURITY	NUMBER OF SHARES	VALUE ($)
Deere & Co.	259,346	163,312,770
Donaldson Co., Inc.	120,650	11,191,494
Dover Corp.	141,621	31,935,535
Eaton Corp. PLC	400,326	150,490,550
EMCOR Group, Inc.	46,190	33,470,198
Emerson Electric Co.	579,479	87,356,459
Fastenal Co.	1,181,415	54,392,347
Ferguson Enterprises, Inc.	201,498	52,542,618
Fortive Corp.	327,513	19,388,770
Fortune Brands Innovations, Inc.	122,527	6,658,117
FTAI Aviation Ltd.	105,961	32,402,874
GE Vernova, Inc.	279,934	244,550,342
Generac Holdings, Inc. *	59,936	13,507,776
General Dynamics Corp.	261,077	93,217,543
General Electric Co.	1,088,343	372,496,275
Graco, Inc.	169,909	15,957,853
HEICO Corp.	104,010	33,227,035
Honeywell International, Inc.	655,005	159,552,668
Howmet Aerospace, Inc.	414,285	108,762,241
Hubbell, Inc.	54,577	27,923,230
Huntington Ingalls Industries, Inc.	40,418	17,966,609
IDEX Corp.	77,325	16,197,268
Illinois Tool Works, Inc.	272,254	79,125,180
Ingersoll Rand, Inc.	370,570	34,885,460
ITT, Inc.	87,210	17,652,176
Johnson Controls International PLC	629,303	90,808,423
Kratos Defense & Security Solutions, Inc. *	178,588	15,390,714
L3Harris Technologies, Inc.	193,339	70,479,799
Lennox International, Inc.	32,821	18,706,001
Leonardo DRS, Inc.	78,643	3,412,320
Lincoln Electric Holdings, Inc.	56,332	16,170,101
Lockheed Martin Corp.	210,116	138,273,137
Masco Corp.	212,820	15,242,168
MasTec, Inc. *	64,038	19,084,605
Middleby Corp. *	47,706	8,055,635
Nordson Corp.	55,481	16,280,345
Northrop Grumman Corp.	138,056	100,005,005
nVent Electric PLC	167,855	19,867,318
Otis Worldwide Corp.	403,314	37,330,744
Owens Corning	84,590	10,325,901
PACCAR, Inc.	540,640	68,169,298
Parker-Hannifin Corp.	130,009	131,202,483
Pentair PLC	167,984	16,662,333
Quanta Services, Inc.	153,594	86,485,710
QXO, Inc. *	513,315	12,293,894
RBC Bearings, Inc. *	32,650	18,803,788
Regal Rexnord Corp.	68,515	15,140,445
Rocket Lab Corp. *	484,004	33,444,676
Rockwell Automation, Inc.	115,969	47,251,569
RTX Corp.	1,382,858	280,194,688
Snap-on, Inc.	53,342	20,548,405
StandardAero, Inc. *	198,974	6,128,399
Stanley Black & Decker, Inc.	161,357	13,955,767
Textron, Inc.	182,585	18,012,010
Toro Co.	100,462	9,931,673
Trane Technologies PLC	228,817	105,786,675
TransDigm Group, Inc.	57,967	75,518,828
Trex Co., Inc. *	110,034	4,557,608
United Rentals, Inc.	65,719	55,203,960
Vertiv Holdings Co., Class A	393,665	100,341,272
Watsco, Inc.	35,759	14,923,303
WESCO International, Inc.	49,693	14,386,123
Westinghouse Air Brake Technologies Corp.	176,440	46,571,338
Woodward, Inc.	62,186	24,051,057
WW Grainger, Inc.	45,034	51,551,771
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xylem, Inc.	250,513	32,456,464
		4,936,943,977

Commercial & Professional Services 1.0%
Automatic Data Processing, Inc.	416,652	89,313,523
Booz Allen Hamilton Holding Corp., Class A	125,890	9,923,909
Broadridge Financial Solutions, Inc.	120,111	22,325,032
CACI International, Inc., Class A *	22,588	13,782,520
Cintas Corp.	352,564	70,911,197
Clean Harbors, Inc. *	52,173	15,297,124
Copart, Inc. *	914,688	34,840,466
Equifax, Inc.	126,671	26,469,172
Genpact Ltd.	165,732	6,582,875
Jacobs Solutions, Inc.	124,433	17,154,333
KBR, Inc.	133,453	5,635,720
Leidos Holdings, Inc.	131,153	22,964,890
Parsons Corp. *	54,789	3,616,074
Paychex, Inc.	333,799	31,260,276
Paycom Software, Inc.	51,924	6,533,597
Paylocity Holding Corp. *	44,227	4,709,733
RB Global, Inc.	190,866	19,269,831
Republic Services, Inc.	207,083	47,422,007
Rollins, Inc.	301,592	18,363,937
SS&C Technologies Holdings, Inc.	217,827	16,400,195
Tetra Tech, Inc.	272,943	9,782,277
TransUnion	198,864	15,620,767
Veralto Corp.	256,321	24,973,355
Verisk Analytics, Inc.	143,629	29,813,072
Waste Management, Inc.	381,734	91,936,817
		654,902,699

Consumer Discretionary Distribution & Retail 5.3%
Amazon.com, Inc. *	10,034,353	2,107,214,130
AutoZone, Inc. *	17,150	64,408,197
Bath & Body Works, Inc.	216,854	4,935,597
Best Buy Co., Inc.	201,175	12,466,815
Burlington Stores, Inc. *	64,602	19,824,416
CarMax, Inc. *	153,921	6,644,770
Carvana Co. *	145,598	48,653,028
Coupang, Inc. *	1,390,491	26,530,568
Dick's Sporting Goods, Inc.	68,216	13,890,824
eBay, Inc.	465,351	42,281,792
Etsy, Inc. *	101,884	5,591,394
Floor & Decor Holdings, Inc., Class A *	109,908	7,593,544
GameStop Corp., Class A *	427,378	10,269,893
Genuine Parts Co.	143,217	17,080,059
Home Depot, Inc.	1,027,041	391,015,050
Lithia Motors, Inc.	24,723	6,912,056
LKQ Corp.	266,819	8,834,377
Lowe's Cos., Inc.	578,689	153,103,749
Murphy USA, Inc.	17,455	6,820,367
O'Reilly Automotive, Inc. *	870,464	81,719,160
Penske Automotive Group, Inc.	19,387	3,053,840
Pool Corp.	34,199	7,769,329
Ross Stores, Inc.	334,864	68,861,433
TJX Cos., Inc.	1,147,659	185,530,554
Tractor Supply Co.	542,966	28,147,357
Ulta Beauty, Inc. *	46,214	31,646,885
Williams-Sonoma, Inc.	125,933	25,898,121
		3,386,697,305

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	152,505	17,884,261
DR Horton, Inc.	281,843	45,204,799
SECURITY	NUMBER OF SHARES	VALUE ($)
Garmin Ltd.	169,064	42,744,451
Hasbro, Inc.	138,248	13,768,118
Lennar Corp., Class A	230,954	26,411,900
Lululemon Athletica, Inc. *	110,441	20,450,360
Mohawk Industries, Inc. *	53,599	6,714,347
NIKE, Inc., Class B	1,226,815	76,283,357
NVR, Inc. *	2,904	21,831,662
PulteGroup, Inc.	202,286	27,753,639
Ralph Lauren Corp.	39,625	14,368,025
Somnigroup International, Inc.	215,688	19,306,233
Tapestry, Inc.	210,509	32,727,834
Toll Brothers, Inc.	100,101	15,739,881
TopBuild Corp. *	28,648	12,842,899
		394,031,766

Consumer Services 1.9%
ADT, Inc.	530,881	4,257,666
Airbnb, Inc., Class A *	437,981	59,175,613
Aramark	269,667	11,285,564
Booking Holdings, Inc.	33,183	140,674,351
Carnival Corp.	1,117,113	35,244,915
Cava Group, Inc. *	102,408	8,445,588
Chipotle Mexican Grill, Inc. *	1,361,533	50,676,258
Churchill Downs, Inc.	70,356	6,467,827
Darden Restaurants, Inc.	119,850	25,629,923
Domino's Pizza, Inc.	32,027	12,891,188
DoorDash, Inc., Class A *	385,028	67,945,891
DraftKings, Inc., Class A *	516,641	12,316,721
Duolingo, Inc. *	40,929	4,133,829
Expedia Group, Inc.	121,052	26,109,706
Flutter Entertainment PLC *	180,542	19,162,728
Hilton Worldwide Holdings, Inc.	240,157	74,876,149
Las Vegas Sands Corp.	313,095	17,758,748
Marriott International, Inc., Class A	229,848	78,545,957
McDonald's Corp.	734,757	250,596,222
MGM Resorts International *	211,224	7,785,717
Norwegian Cruise Line Holdings Ltd. *	467,562	11,590,862
Royal Caribbean Cruises Ltd.	261,949	81,455,661
Service Corp. International	147,031	12,377,070
Starbucks Corp.	1,170,721	114,754,072
Texas Roadhouse, Inc.	69,127	12,641,255
Wingstop, Inc.	28,065	7,283,148
Wyndham Hotels & Resorts, Inc.	80,019	6,545,554
Wynn Resorts Ltd.	85,853	9,288,436
Yum! Brands, Inc.	285,967	48,088,211
		1,218,004,830

Consumer Staples Distribution & Retail 2.1%
Albertsons Cos., Inc., Class A	415,659	7,440,296
BJ's Wholesale Club Holdings, Inc. *	135,469	13,382,983
Casey's General Stores, Inc.	38,430	26,347,224
Costco Wholesale Corp.	457,124	462,056,368
Dollar General Corp.	226,926	35,454,918
Dollar Tree, Inc. *	195,283	24,699,394
Kroger Co.	631,324	43,081,550
Maplebear, Inc. *	187,800	7,044,378
Performance Food Group Co. *	160,221	15,551,050
Sprouts Farmers Market, Inc. *	98,900	7,305,743
Sysco Corp.	495,325	45,153,827
Target Corp.	469,609	53,436,808
U.S. Foods Holding Corp. *	230,743	22,292,081
Walmart, Inc.	4,522,597	578,666,286
		1,341,912,906

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 3.5%
Antero Resources Corp. *	302,929	11,150,816
APA Corp.	362,242	11,001,290
Baker Hughes Co.	1,019,871	66,556,781
Cheniere Energy, Inc.	221,523	52,219,617
Chevron Corp.	1,951,931	364,542,634
ConocoPhillips	1,273,079	144,443,543
Coterra Energy, Inc.	790,647	24,185,892
Devon Energy Corp.	650,207	28,303,511
Diamondback Energy, Inc.	192,759	33,555,487
DT Midstream, Inc.	105,761	14,683,857
EOG Resources, Inc.	560,501	69,546,964
EQT Corp.	641,684	39,412,231
Expand Energy Corp.	244,683	26,406,189
Exxon Mobil Corp.	4,350,391	663,434,627
Halliburton Co.	866,904	31,208,544
HF Sinclair Corp.	164,147	8,208,991
Kinder Morgan, Inc.	2,017,510	67,122,558
Marathon Petroleum Corp.	309,495	61,345,004
Occidental Petroleum Corp.	739,364	39,245,441
ONEOK, Inc.	648,023	53,636,864
Ovintiv, Inc.	289,360	14,638,722
Permian Resources Corp.	718,198	13,135,841
Phillips 66	415,082	64,059,605
Range Resources Corp.	249,274	10,290,031
SLB Ltd.	1,542,687	79,201,551
Targa Resources Corp.	222,312	52,421,170
TechnipFMC PLC	415,815	27,572,693
Texas Pacific Land Corp.	59,610	31,252,927
Valero Energy Corp.	313,964	64,249,593
Williams Cos., Inc.	1,258,596	94,042,293
		2,261,075,267

Equity Real Estate Investment Trusts (REITs) 2.0%
Alexandria Real Estate Equities, Inc.	159,243	8,605,492
American Homes 4 Rent, Class A	338,783	10,163,490
American Tower Corp.	482,530	92,578,206
AvalonBay Communities, Inc.	146,457	25,956,574
BXP, Inc.	149,099	8,585,120
Camden Property Trust	109,989	11,916,208
Crown Castle, Inc.	448,232	40,134,693
CubeSmart	234,654	9,653,666
Digital Realty Trust, Inc.	332,855	58,981,906
EastGroup Properties, Inc.	56,343	11,060,694
Equinix, Inc.	101,142	98,538,605
Equity LifeStyle Properties, Inc.	202,552	13,603,392
Equity Residential	358,618	22,668,244
Essex Property Trust, Inc.	66,227	16,895,170
Extra Space Storage, Inc.	219,742	33,187,634
Federal Realty Investment Trust	81,783	8,895,537
Gaming & Leisure Properties, Inc.	292,504	14,306,371
Healthpeak Properties, Inc.	708,776	12,531,160
Host Hotels & Resorts, Inc.	669,159	13,108,825
Invitation Homes, Inc.	577,446	15,209,928
Iron Mountain, Inc.	303,497	32,877,830
Kimco Realty Corp.	702,150	16,535,633
Lamar Advertising Co., Class A	90,146	12,416,710
Lineage, Inc.	59,548	2,412,885
Mid-America Apartment Communities, Inc.	121,424	16,253,817
NNN REIT, Inc.	196,492	8,905,017
Omega Healthcare Investors, Inc.	303,293	14,639,953
Prologis, Inc.	957,171	136,463,870
Public Storage	162,212	49,808,817
Realty Income Corp.	950,139	63,659,313
Regency Centers Corp.	169,405	13,382,995
SECURITY	NUMBER OF SHARES	VALUE ($)
Rexford Industrial Realty, Inc.	242,156	9,073,585
SBA Communications Corp.	110,043	22,136,250
Simon Property Group, Inc.	335,732	68,438,968
Sun Communities, Inc.	120,561	16,451,754
UDR, Inc.	311,660	11,687,250
Ventas, Inc.	484,119	41,711,693
VICI Properties, Inc.	1,097,653	33,160,097
Welltower, Inc.	708,352	146,713,866
Weyerhaeuser Co.	740,951	18,175,528
WP Carey, Inc.	229,356	17,121,425
		1,278,608,171

Financial Services 7.3%
Affirm Holdings, Inc., Class A *	297,848	13,992,899
AGNC Investment Corp.	1,109,588	12,438,482
Ally Financial, Inc.	287,824	11,351,779
American Express Co.	554,183	171,187,129
Ameriprise Financial, Inc.	95,633	44,958,986
Annaly Capital Management, Inc.	706,189	16,411,832
Apollo Global Management, Inc.	478,185	50,018,151
ARES Management Corp., Class A	212,541	23,806,717
Bank of New York Mellon Corp.	720,163	85,771,413
Berkshire Hathaway, Inc., Class B *	1,891,608	955,167,460
Blackrock, Inc.	148,860	158,272,418
Blackstone, Inc.	760,576	86,226,501
Block, Inc. *	565,042	35,993,175
Blue Owl Capital, Inc. (a)	656,922	6,930,527
Capital One Financial Corp.	655,952	128,330,449
Carlyle Group, Inc.	267,446	13,904,518
Cboe Global Markets, Inc.	108,441	32,501,937
Charles Schwab Corp. (b)	1,712,090	162,990,968
CME Group, Inc.	371,525	118,702,238
Coinbase Global, Inc., Class A *	234,598	41,254,058
Corebridge Financial, Inc.	284,236	7,344,658
Corpay, Inc. *	72,473	23,560,972
Equitable Holdings, Inc.	294,994	11,864,659
Evercore, Inc., Class A	39,619	12,235,932
FactSet Research Systems, Inc.	37,919	8,221,218
Fidelity National Information Services, Inc.	533,076	27,165,553
Fiserv, Inc. *	552,499	34,415,163
Franklin Resources, Inc.	314,673	8,351,421
Global Payments, Inc.	243,664	18,630,549
Goldman Sachs Group, Inc.	309,371	265,926,031
Houlihan Lokey, Inc.	57,350	9,392,210
Interactive Brokers Group, Inc., Class A	462,753	32,943,386
Intercontinental Exchange, Inc.	587,609	96,444,265
Invesco Ltd.	456,467	11,986,823
Jack Henry & Associates, Inc.	74,739	12,142,098
Jefferies Financial Group, Inc.	168,705	7,490,502
KKR & Co., Inc.	706,513	61,947,060
LPL Financial Holdings, Inc.	82,929	24,910,213
MarketAxess Holdings, Inc.	38,841	7,457,472
Mastercard, Inc., Class A	845,492	437,296,917
Moody's Corp.	158,568	75,730,491
Morgan Stanley	1,245,478	207,384,542
Morningstar, Inc.	24,552	4,496,453
MSCI, Inc.	77,713	44,438,625
Nasdaq, Inc.	466,238	40,833,124
Northern Trust Corp.	194,494	27,830,147
PayPal Holdings, Inc.	963,882	44,540,987
Raymond James Financial, Inc.	181,700	27,814,636
Robinhood Markets, Inc., Class A *	809,831	61,425,681
S&P Global, Inc.	319,602	141,225,732
SEI Investments Co.	98,137	7,980,501
SoFi Technologies, Inc. *	1,297,520	23,043,955
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Starwood Property Trust, Inc.	352,087	6,270,670
State Street Corp.	287,468	36,974,134
Stifel Financial Corp.	157,124	11,634,995
Synchrony Financial	370,770	25,623,915
T. Rowe Price Group, Inc.	225,551	21,343,891
Toast, Inc., Class A *	486,898	13,297,184
Tradeweb Markets, Inc., Class A	121,488	14,974,003
Visa, Inc., Class A	1,741,128	557,404,718
Voya Financial, Inc.	96,386	6,446,296
		4,690,653,419

Food, Beverage & Tobacco 2.3%
Altria Group, Inc.	1,730,185	119,451,972
Archer-Daniels-Midland Co.	494,321	34,127,922
Brown-Forman Corp., Class B	243,559	7,029,113
Bunge Global SA	139,080	16,780,002
Campbell's Co.	202,296	5,451,877
Celsius Holdings, Inc. *	165,302	8,861,840
Coca-Cola Co.	3,993,067	325,674,545
Coca-Cola Consolidated, Inc.	58,134	11,766,322
Conagra Brands, Inc.	492,830	9,486,977
Constellation Brands, Inc., Class A	144,900	22,873,914
General Mills, Inc.	549,173	24,839,095
Hershey Co.	152,751	36,092,006
Hormel Foods Corp.	304,604	7,797,862
J.M. Smucker Co.	109,349	12,679,017
Keurig Dr. Pepper, Inc.	1,404,861	42,539,191
Kraft Heinz Co.	877,683	21,599,779
Lamb Weston Holdings, Inc.	142,840	6,883,460
McCormick & Co., Inc. - Non Voting Shares	260,854	18,531,068
Molson Coors Beverage Co., Class B	177,821	8,711,451
Mondelez International, Inc., Class A	1,333,632	82,125,059
Monster Beverage Corp. *	735,458	62,734,567
PepsiCo, Inc.	1,410,439	239,407,916
Philip Morris International, Inc.	1,605,045	299,870,557
Pilgrim's Pride Corp.	41,453	1,789,111
Primo Brands Corp.	260,931	5,917,915
Tyson Foods, Inc., Class A	290,437	18,875,501
		1,451,898,039

Health Care Equipment & Services 3.6%
Abbott Laboratories	1,794,722	208,815,905
Align Technology, Inc. *	67,945	12,916,344
Baxter International, Inc.	528,256	10,760,575
Becton Dickinson & Co.	295,812	52,204,902
Boston Scientific Corp. *	1,528,236	117,444,937
Cardinal Health, Inc.	245,834	56,352,528
Cencora, Inc.	200,220	74,509,871
Centene Corp. *	487,990	21,900,991
Chemed Corp.	14,411	5,908,654
Cigna Group	275,017	79,705,427
Cooper Cos., Inc. *	206,446	17,273,337
CVS Health Corp.	1,307,609	104,477,959
DaVita, Inc. *	38,004	5,940,025
Dexcom, Inc. *	400,863	29,435,370
Edwards Lifesciences Corp. *	598,010	51,709,925
Elevance Health, Inc.	229,562	73,459,840
Encompass Health Corp.	102,712	11,080,570
GE HealthCare Technologies, Inc.	468,993	39,522,040
HCA Healthcare, Inc.	164,945	87,371,366
Henry Schein, Inc. *	104,680	8,624,585
Hologic, Inc. *	231,274	17,428,809
Humana, Inc.	124,333	23,690,410
IDEXX Laboratories, Inc. *	82,368	54,093,537
Insulet Corp. *	72,806	17,954,688
SECURITY	NUMBER OF SHARES	VALUE ($)
Intuitive Surgical, Inc. *	365,512	184,038,947
Labcorp Holdings, Inc.	85,784	24,801,870
Masimo Corp. *	46,808	8,207,783
McKesson Corp.	127,271	125,663,567
Medline, Inc., Class A *	222,127	10,553,254
Medtronic PLC	1,323,986	129,300,473
Molina Healthcare, Inc. *	52,907	8,150,323
Penumbra, Inc. *	40,710	14,020,117
Quest Diagnostics, Inc.	114,642	24,293,786
ResMed, Inc.	150,510	38,569,693
Solventum Corp. *	152,427	11,310,083
STERIS PLC	101,855	25,703,109
Stryker Corp.	354,788	137,466,158
Tenet Healthcare Corp. *	91,143	21,818,723
UnitedHealth Group, Inc.	933,853	273,871,069
Universal Health Services, Inc., Class B	57,379	11,825,812
Veeva Systems, Inc., Class A *	155,559	28,313,294
Zimmer Biomet Holdings, Inc.	205,010	20,181,184
		2,280,671,840

Household & Personal Products 1.0%
Church & Dwight Co., Inc.	246,951	25,895,282
Clorox Co.	126,709	16,112,316
Colgate-Palmolive Co.	832,620	82,545,947
Estee Lauder Cos., Inc., Class A	252,574	27,649,276
Kenvue, Inc.	1,976,026	37,781,617
Kimberly-Clark Corp.	344,682	38,411,362
Procter & Gamble Co.	2,410,836	403,091,779
		631,487,579

Insurance 1.8%
Aflac, Inc.	485,792	54,860,490
Allstate Corp.	270,465	58,020,152
American Financial Group, Inc.	70,713	9,403,415
American International Group, Inc.	555,331	44,698,592
Aon PLC, Class A	221,254	74,224,079
Arch Capital Group Ltd. *	371,798	37,235,570
Arthur J Gallagher & Co.	264,558	60,372,136
Assurant, Inc.	51,344	11,788,069
Brown & Brown, Inc.	301,100	21,625,002
Chubb Ltd.	377,623	128,716,576
Cincinnati Financial Corp.	161,419	26,469,488
CNA Financial Corp.	20,051	962,849
Erie Indemnity Co., Class A	26,316	7,090,583
Everest Group Ltd.	43,629	14,637,093
Fidelity National Financial, Inc.	262,219	13,866,141
Globe Life, Inc.	82,277	11,951,557
Hartford Insurance Group, Inc.	286,778	40,386,946
Kinsale Capital Group, Inc.	22,380	8,720,815
Loews Corp.	174,301	19,176,596
Markel Group, Inc. *	12,946	26,830,197
Marsh & McLennan Cos., Inc.	505,737	94,441,327
MetLife, Inc.	569,793	41,064,981
Old Republic International Corp.	234,665	10,060,088
Principal Financial Group, Inc.	207,662	19,815,108
Progressive Corp.	605,335	129,335,876
Prudential Financial, Inc.	361,551	35,569,387
Reinsurance Group of America, Inc., Class A	68,053	14,681,074
RenaissanceRe Holdings Ltd.	47,967	14,508,099
Travelers Cos., Inc.	230,495	71,139,977
Unum Group	157,008	11,262,184
W.R. Berkley Corp.	307,980	22,082,166
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Willis Towers Watson PLC	98,591	30,087,015
		1,165,083,628

Materials 2.3%
Air Products & Chemicals, Inc.	229,530	63,274,535
Albemarle Corp.	121,720	21,747,712
Alcoa Corp.	269,519	16,731,740
Amcor PLC	475,025	23,005,461
Amrize Ltd. *	529,357	34,402,911
AptarGroup, Inc.	68,719	9,875,608
Avery Dennison Corp.	80,144	15,736,274
Axalta Coating Systems Ltd. *	227,369	7,596,398
Ball Corp.	273,445	18,356,363
CF Industries Holdings, Inc.	160,430	15,969,202
Corteva, Inc.	698,993	56,003,319
CRH PLC	692,160	83,045,357
Crown Holdings, Inc.	117,498	13,465,271
Dow, Inc.	727,410	22,353,309
DuPont de Nemours, Inc.	430,390	21,536,716
Eastman Chemical Co.	118,005	8,910,558
Ecolab, Inc.	262,531	80,951,434
Freeport-McMoRan, Inc.	1,478,001	100,622,308
International Flavors & Fragrances, Inc.	263,253	21,647,294
International Paper Co.	547,417	23,840,010
Linde PLC	481,454	244,617,148
LyondellBasell Industries NV, Class A	268,936	15,469,199
Martin Marietta Materials, Inc.	62,151	42,049,502
Mosaic Co.	328,497	9,145,357
MP Materials Corp. *	137,448	8,091,564
Newmont Corp.	1,124,022	146,122,860
Nucor Corp.	235,323	41,623,932
Packaging Corp. of America	91,765	21,302,327
PPG Industries, Inc.	231,500	28,537,005
Reliance, Inc.	54,403	17,171,763
Royal Gold, Inc.	83,224	24,949,723
RPM International, Inc.	133,132	15,193,024
Sherwin-Williams Co.	237,856	86,244,207
Smurfit WestRock PLC	536,865	25,238,024
Steel Dynamics, Inc.	142,501	27,521,218
Vulcan Materials Co.	136,272	42,244,320
Westlake Corp.	33,988	3,581,655
		1,458,174,608

Media & Entertainment 9.1%
Alphabet, Inc., Class A	5,997,685	1,869,838,276
Alphabet, Inc., Class C	4,793,044	1,492,697,693
Charter Communications, Inc., Class A *	90,253	21,176,061
Electronic Arts, Inc.	232,573	46,647,167
Fox Corp., Class A	352,908	19,882,837
Liberty Broadband Corp., Class C *	137,095	7,486,758
Liberty Media Corp.-Liberty Formula One, Class C *	253,631	23,230,063
Live Nation Entertainment, Inc. *	163,470	26,505,026
Match Group, Inc.	245,847	7,768,765
Meta Platforms, Inc., Class A	2,246,758	1,456,303,600
Netflix, Inc. *	4,370,702	420,636,361
News Corp., Class A	528,108	12,827,743
Omnicom Group, Inc.	329,698	28,119,942
Paramount Skydance Corp., Class B	320,097	4,324,511
Pinterest, Inc., Class A *	612,172	10,486,506
Reddit, Inc., Class A *	130,250	18,991,753
ROBLOX Corp., Class A *	674,473	46,309,316
Roku, Inc. *	134,213	13,207,901
Sirius XM Holdings, Inc.	193,808	4,256,024
SECURITY	NUMBER OF SHARES	VALUE ($)
Snap, Inc., Class A *	1,150,179	5,992,433
Take-Two Interactive Software, Inc. *	178,697	37,790,842
TKO Group Holdings, Inc.	68,012	15,225,846
Trade Desk, Inc., Class A *	458,254	10,915,610
Versant Media Group, Inc. *	149,669	4,986,971
Walt Disney Co.	1,841,436	195,265,873
Warner Bros Discovery, Inc. *	2,552,176	71,894,798
		5,872,768,676

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
AbbVie, Inc.	1,823,760	423,258,221
Agilent Technologies, Inc.	292,540	35,508,505
Alnylam Pharmaceuticals, Inc. *	135,729	45,186,899
Amgen, Inc.	555,613	215,666,742
Avantor, Inc. *	700,325	6,337,941
Biogen, Inc. *	150,772	28,921,085
BioMarin Pharmaceutical, Inc. *	196,847	12,151,365
Bio-Rad Laboratories, Inc., Class A *	18,265	5,085,707
Bio-Techne Corp.	160,963	9,496,817
Bristol-Myers Squibb Co.	2,097,751	130,836,730
Charles River Laboratories International, Inc. *	50,907	9,086,390
Danaher Corp.	647,678	136,426,894
Elanco Animal Health, Inc. *	510,750	13,483,800
Eli Lilly & Co.	819,196	861,786,000
Exact Sciences Corp. *	194,834	20,141,939
Exelixis, Inc. *	276,168	12,167,962
Gilead Sciences, Inc.	1,280,172	190,681,619
Illumina, Inc. *	157,942	21,236,881
Incyte Corp. *	170,078	17,223,799
Insmed, Inc. *	219,500	32,777,935
IQVIA Holdings, Inc. *	175,765	31,428,540
Jazz Pharmaceuticals PLC *	62,079	11,796,251
Johnson & Johnson	2,485,482	617,468,293
Medpace Holdings, Inc. *	22,823	10,310,518
Merck & Co., Inc.	2,559,833	316,958,522
Mettler-Toledo International, Inc. *	20,897	28,559,721
Moderna, Inc. *	356,876	19,117,847
Natera, Inc. *	141,715	29,482,389
Neurocrine Biosciences, Inc. *	103,803	13,727,947
Pfizer, Inc.	5,861,044	162,057,867
Regeneron Pharmaceuticals, Inc.	103,807	81,142,818
Repligen Corp. *	54,210	6,978,453
Revvity, Inc.	118,060	11,606,479
Roivant Sciences Ltd. *	448,478	12,978,953
Royalty Pharma PLC, Class A	390,160	18,029,294
Summit Therapeutics, Inc. *	153,228	2,542,052
Tempus AI, Inc. *(a)	107,393	5,718,677
Thermo Fisher Scientific, Inc.	387,715	202,042,164
United Therapeutics Corp. *	43,954	22,148,421
Vertex Pharmaceuticals, Inc. *	261,888	130,113,815
Viatris, Inc.	1,180,928	17,631,255
Waters Corp. *	101,729	32,490,208
West Pharmaceutical Services, Inc.	74,458	18,937,648
Zoetis, Inc.	455,417	59,705,169
		4,090,436,532

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	301,624	44,537,800
CoStar Group, Inc. *	435,358	19,430,027
Jones Lang LaSalle, Inc. *	48,776	15,391,267
Zillow Group, Inc., Class C *	228,463	10,194,019
		89,553,113

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 13.7%
Advanced Micro Devices, Inc. *	1,679,007	336,153,991
Analog Devices, Inc.	507,431	180,538,875
Applied Materials, Inc.	821,448	305,825,090
Astera Labs, Inc. *	135,290	16,076,511
Broadcom, Inc.	4,871,815	1,556,788,483
Credo Technology Group Holding Ltd. *	156,652	17,587,320
Entegris, Inc.	156,493	20,727,498
First Solar, Inc. *	111,430	21,973,996
Intel Corp. *	4,625,341	210,961,803
KLA Corp.	135,630	206,774,717
Lam Research Corp.	1,296,531	303,245,636
Lattice Semiconductor Corp. *	143,589	13,729,980
Marvell Technology, Inc.	891,222	72,803,925
Microchip Technology, Inc.	560,346	41,824,225
Micron Technology, Inc.	1,157,618	477,366,935
Monolithic Power Systems, Inc.	49,645	56,731,327
NVIDIA Corp.	25,055,939	4,439,661,831
NXP Semiconductors NV	259,308	58,865,509
ON Semiconductor Corp. *	414,106	27,529,767
Qnity Electronics, Inc.	217,981	27,631,272
Qorvo, Inc. *	85,591	7,095,494
QUALCOMM, Inc.	1,104,931	157,297,977
Skyworks Solutions, Inc.	152,225	9,069,566
Teradyne, Inc.	162,352	51,957,511
Texas Instruments, Inc.	937,275	198,805,400
Universal Display Corp.	47,043	5,019,018
		8,822,043,657

Software & Services 9.0%
Accenture PLC, Class A	639,342	133,443,462
Adobe, Inc. *	432,814	113,574,722
Akamai Technologies, Inc. *	147,638	14,526,103
AppLovin Corp., Class A *	278,978	121,291,265
Atlassian Corp., Class A *	172,767	12,979,985
Autodesk, Inc. *	219,325	53,925,438
Bentley Systems, Inc., Class B	152,294	5,566,346
Cadence Design Systems, Inc. *	281,192	84,751,269
Circle Internet Group, Inc. *	58,218	4,857,710
Cloudflare, Inc., Class A *	326,499	56,219,863
Cognizant Technology Solutions Corp., Class A	496,982	32,020,550
CoreWeave, Inc., Class A *	234,429	18,651,171
Crowdstrike Holdings, Inc., Class A *	258,918	96,312,318
Datadog, Inc., Class A *	335,215	37,530,671
Docusign, Inc. *	210,694	9,495,979
Dynatrace, Inc. *	316,277	11,360,670
Elastic NV *	96,069	5,002,313
EPAM Systems, Inc. *	56,567	7,975,947
Fair Isaac Corp. *	24,492	34,518,045
Fortinet, Inc. *	650,857	51,437,229
Gartner, Inc. *	74,003	11,633,272
Gen Digital, Inc.	574,347	12,963,012
GoDaddy, Inc., Class A *	140,926	12,283,110
Guidewire Software, Inc. *	86,736	12,604,475
HubSpot, Inc. *	53,953	14,271,108
International Business Machines Corp.	963,929	231,545,385
Intuit, Inc.	287,784	117,712,289
Manhattan Associates, Inc. *	61,514	8,330,841
Microsoft Corp.	7,662,261	3,009,276,385
MongoDB, Inc. *	84,595	27,786,920
Nutanix, Inc., Class A *	280,753	10,747,225
Okta, Inc. *	172,719	12,522,127
Oracle Corp.	1,734,181	252,149,917
SECURITY	NUMBER OF SHARES	VALUE ($)
Palantir Technologies, Inc., Class A *	2,355,457	323,145,146
Palo Alto Networks, Inc. *	819,622	122,058,108
Procore Technologies, Inc. *	123,136	6,777,405
PTC, Inc. *	125,016	19,576,255
Roper Technologies, Inc.	111,456	38,979,507
Rubrik, Inc., Class A *	146,262	7,599,774
SailPoint, Inc. *	78,465	1,106,356
Salesforce, Inc.	981,702	191,225,733
ServiceNow, Inc. *	1,070,473	115,621,789
Snowflake, Inc., Class A *	348,854	58,750,502
Strategy, Inc., Class A *	275,446	35,670,257
Synopsys, Inc. *	191,332	79,211,448
Trimble, Inc. *	247,645	16,560,021
Twilio, Inc., Class A *	157,430	19,042,733
Tyler Technologies, Inc. *	44,037	15,619,484
Unity Software, Inc. *	354,612	6,464,577
VeriSign, Inc.	85,559	19,502,318
Workday, Inc., Class A *	223,330	29,872,621
Zoom Communications, Inc., Class A *	274,161	20,271,464
Zscaler, Inc. *	104,297	15,330,616
		5,781,653,236

Technology Hardware & Equipment 8.8%
Amphenol Corp., Class A	1,262,816	184,446,905
Apple, Inc.	15,235,466	4,024,905,408
Arista Networks, Inc. *	1,066,888	142,429,548
Arrow Electronics, Inc. *	53,598	8,155,472
CDW Corp.	136,217	16,705,653
Ciena Corp. *	145,201	50,631,589
Cisco Systems, Inc.	4,063,393	322,877,208
Cognex Corp.	175,020	9,521,088
Coherent Corp. *	161,671	41,861,472
Corning, Inc.	804,619	120,998,605
Dell Technologies, Inc., Class C	310,701	46,008,604
F5, Inc. *	59,720	16,205,619
Fabrinet *	37,367	20,388,556
Flex Ltd. *	380,976	24,009,108
Hewlett Packard Enterprise Co.	1,361,153	29,223,955
HP, Inc.	963,379	18,294,567
IonQ, Inc. *	364,556	13,988,014
Jabil, Inc.	109,741	29,080,268
Keysight Technologies, Inc. *	178,139	54,747,459
Motorola Solutions, Inc.	171,851	82,876,863
NetApp, Inc.	204,973	20,298,476
Pure Storage, Inc., Class A *	325,619	20,911,252
Seagate Technology Holdings PLC	225,272	91,874,932
Super Micro Computer, Inc. *	515,273	16,689,692
TD SYNNEX Corp.	78,870	12,367,605
TE Connectivity PLC	303,469	69,843,390
Teledyne Technologies, Inc. *	48,302	32,898,492
Ubiquiti, Inc.	4,409	3,381,659
Western Digital Corp.	353,460	98,862,762
Zebra Technologies Corp., Class A *	51,955	11,635,842
		5,636,120,063

Telecommunication Services 1.0%
AST SpaceMobile, Inc. *	248,588	19,685,684
AT&T, Inc.	7,322,057	205,090,817
Comcast Corp., Class A	3,756,171	116,291,054
T-Mobile U.S., Inc.	496,493	107,783,665
Verizon Communications, Inc.	4,351,345	218,176,438
		667,027,658

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.4%
American Airlines Group, Inc. *	675,096	8,823,505
CH Robinson Worldwide, Inc.	122,809	22,750,367
CSX Corp.	1,918,928	81,919,036
Delta Air Lines, Inc.	667,836	43,876,825
Expeditors International of Washington, Inc.	138,311	20,059,244
FedEx Corp.	223,682	86,564,934
JB Hunt Transport Services, Inc.	77,994	18,204,580
Joby Aviation, Inc. *	626,468	6,302,268
Knight-Swift Transportation Holdings, Inc.	166,334	10,465,735
Norfolk Southern Corp.	231,099	72,736,099
Old Dominion Freight Line, Inc.	190,321	38,644,679
Saia, Inc. *	27,635	11,202,953
Southwest Airlines Co.	532,379	26,224,990
Uber Technologies, Inc. *	2,141,540	161,514,947
U-Haul Holding Co., Non Voting Shares	116,151	5,477,681
Union Pacific Corp.	611,943	162,152,656
United Airlines Holdings, Inc. *	333,377	35,437,975
United Parcel Service, Inc., Class B	761,227	88,271,883
XPO, Inc. *	122,732	25,831,404
		926,461,761

Utilities 2.4%
AES Corp.	732,631	12,659,864
Alliant Energy Corp.	263,741	19,079,024
Ameren Corp.	277,612	31,447,887
American Electric Power Co., Inc.	552,418	73,924,577
American Water Works Co., Inc.	201,787	27,449,086
Atmos Energy Corp.	164,685	30,761,511
CenterPoint Energy, Inc.	670,744	29,177,364
CMS Energy Corp.	315,913	24,663,328
Consolidated Edison, Inc.	373,171	41,989,201
Constellation Energy Corp.	321,747	106,137,900
Dominion Energy, Inc.	882,158	55,699,456
DTE Energy Co.	214,156	31,746,485
Duke Energy Corp.	802,066	104,950,336
Edison International	394,666	29,497,337
Entergy Corp.	461,514	49,432,764
Essential Utilities, Inc.	287,290	11,482,981
Evergy, Inc.	237,971	19,908,654
Eversource Energy	387,120	29,502,415
Exelon Corp.	1,044,907	51,691,549
FirstEnergy Corp.	534,824	27,361,596
NextEra Energy, Inc.	2,149,213	201,531,703
NiSource, Inc.	494,339	23,382,235
NRG Energy, Inc.	199,109	35,632,547
OGE Energy Corp.	207,306	10,187,017
Oklo, Inc. *	126,861	7,985,900
SECURITY	NUMBER OF SHARES	VALUE ($)
PG&E Corp.	2,262,541	42,988,279
Pinnacle West Capital Corp.	123,106	12,347,532
PPL Corp.	765,699	29,846,947
Public Service Enterprise Group, Inc.	516,371	44,444,052
Sempra	671,341	64,629,998
Southern Co.	1,135,094	110,535,454
Talen Energy Corp. *	46,737	17,338,025
Vistra Corp.	329,121	57,230,851
WEC Energy Group, Inc.	336,303	39,333,999
Xcel Energy, Inc.	611,367	50,963,553
		1,556,941,407
Total Common Stocks (Cost $34,794,886,070)		64,119,913,675

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (c)	29,093,581	29,093,581
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (c)(d)	11,990,475	11,990,475
		41,084,056
Total Short-Term Investments (Cost $41,084,056)		41,084,056
Total Investments in Securities (Cost $34,835,970,126)		64,160,997,731

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/20/26	250	86,112,500	(204,906)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,111,990.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2026:
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/26	BALANCE OF SHARES HELD AT 2/28/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.(a)	$164,560,539	$6,206,440	($6,724,126 )	$842,669	($1,894,554 )	$162,990,968	1,712,090	$1,007,291

(a)	Issuer is affiliated with the fund’s investment adviser.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$64,119,913,675	$—	$—	$64,119,913,675
Short-Term Investments[1]	41,084,056	—	—	41,084,056
Liabilities
Futures Contracts[2]	(204,906)	—	—	(204,906)
Total	$64,160,792,825	$—	$—	$64,160,792,825

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $100,738,175)		$162,990,968
Investments in securities, at value - unaffiliated issuers (cost $34,735,231,951) including securities on loan of $11,111,990		63,998,006,763
Cash		45,878
Deposit with broker for futures contracts		7,599,779
Receivables:
Fund shares sold		75,772,628
Dividends		57,000,006
Income from securities on loan	+	1,027
Total assets		64,301,417,049

Liabilities
Collateral held for securities on loan		11,990,475
Payables:
Investments bought		71,637,576
Management fees		1,472,689
Variation margin on futures contracts	+	347,771
Total liabilities		85,448,511
Net assets		$64,215,968,538

Net Assets by Source
Capital received from investors		$36,096,985,957
Total distributable earnings	+	28,118,982,581
Net assets		$64,215,968,538

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$64,215,968,538		2,372,950,000		$27.06

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $95,448)		$370,024,772
Dividends received from securities - affiliated issuers		1,007,291
Other Interest		118,165
Securities on loan, net	+	101,816
Total investment income		371,252,044

Expenses
Management fees		9,294,824
Total expenses	–	9,294,824
Net investment income		361,957,220

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		84,614
Net realized losses on sales of securities - unaffiliated issuers		(210,109,132)
Net realized gains on sales of in-kind redemptions - affiliated issuers		758,055
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		303,912,532
Net realized gains on futures contracts	+	3,948,785
Net realized gains		98,594,854
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(1,894,554)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		3,429,641,718
Net change in unrealized appreciation (depreciation) on futures contracts	+	(367,340)
Net change in unrealized appreciation (depreciation)		3,427,379,824
Net realized and unrealized gains		3,525,974,678
Increase in net assets resulting from operations		$3,887,931,898
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$361,957,220	$649,367,034
Net realized gains		98,594,854	910,082,179
Net change in unrealized appreciation (depreciation)	+	3,427,379,824	6,664,970,116
Increase in net assets resulting from operations		$3,887,931,898	$8,224,419,329

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($358,010,550 )	($632,200,320 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		83,450,000	$2,232,478,652	374,750,000	$8,505,754,961
Shares redeemed	+	(22,250,000)	(593,620,742)	(86,950,000)	(2,022,275,814)
Net transactions in fund shares		61,200,000	$1,638,857,910	287,800,000	$6,483,479,147

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,311,750,000	$59,047,189,280	2,023,950,000	$44,971,491,124
Total increase	+	61,200,000	5,168,779,258	287,800,000	14,075,698,156
End of period		2,372,950,000	$64,215,968,538	2,311,750,000	$59,047,189,280

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]
Per-Share Data
Net asset value at beginning of period	$30.52	$25.41	$19.21	$15.52	$19.59	$15.02
Income (loss) from investment operations:
Net investment income (loss)[3]	0.07	0.12	0.11	0.09	0.07	0.09
Net realized and unrealized gains (losses)	0.21	5.10	6.20	3.69	(4.05)	4.56
Total from investment operations	0.28	5.22	6.31	3.78	(3.98)	4.65
Less distributions:
Distributions from net investment income	(0.06)	(0.11)	(0.11)	(0.09)	(0.09)	(0.08)
Net asset value at end of period	$30.74	$30.52	$25.41	$19.21	$15.52	$19.59
Total return	0.91%[4]	20.60%	32.95%	24.41%	(20.37%)	31.06%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[5]	0.04%	0.04%	0.04%[6]	0.04%[6]	0.04%
Net investment income (loss)	0.46%[5]	0.43%	0.49%	0.54%	0.41%	0.55%
Portfolio turnover rate[7]	9%[4]	27%	3%	9%	6%	12%
Net assets, end of period (x 1,000,000)	$50,571	$48,075	$31,741	$19,818	$14,493	$16,563

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 4.2%
Tesla, Inc. *	5,299,312	2,133,026,073

Banks 0.1%
First Citizens BancShares, Inc., Class A	19,260	36,558,369

Capital Goods 6.0%
Advanced Drainage Systems, Inc.	137,473	23,554,624
Axon Enterprise, Inc. *	151,512	82,180,109
Builders FirstSource, Inc. *	211,678	22,075,899
Carlisle Cos., Inc.	79,987	31,576,468
Carpenter Technology Corp.	95,545	38,033,598
Comfort Systems USA, Inc.	67,544	96,545,367
Core & Main, Inc., Class A *	366,424	19,845,524
Curtiss-Wright Corp.	70,764	49,558,152
EMCOR Group, Inc.	85,909	62,251,380
FTAI Aviation Ltd.	196,922	60,218,748
GE Vernova, Inc.	520,680	454,866,048
Generac Holdings, Inc. *	112,292	25,307,248
General Electric Co.	2,024,421	692,878,331
HEICO Corp.	191,224	61,088,419
Lennox International, Inc.	61,111	34,829,603
MasTec, Inc. *	117,827	35,114,803
Parker-Hannifin Corp.	242,229	244,452,662
Quanta Services, Inc.	286,297	161,208,115
RBC Bearings, Inc. *	60,315	34,736,615
Rocket Lab Corp. *	902,253	62,345,682
Trane Technologies PLC	425,700	196,809,624
TransDigm Group, Inc.	108,108	140,842,021
United Rentals, Inc.	122,052	102,523,680
Vertiv Holdings Co., Class A	734,314	187,169,295
WW Grainger, Inc.	83,956	96,106,952
		3,016,118,967

Commercial & Professional Services 0.2%
CACI International, Inc., Class A *	42,455	25,904,767
Clean Harbors, Inc. *	96,352	28,250,407
Equifax, Inc.	234,935	49,092,018
Paycom Software, Inc.	93,594	11,776,933
Paylocity Holding Corp. *	84,927	9,043,876
		124,068,001

Consumer Discretionary Distribution & Retail 6.1%
Amazon.com, Inc. *	12,367,732	2,597,223,720
AutoZone, Inc. *	31,845	119,596,445
Carvana Co. *	271,683	90,785,591
Coupang, Inc. *	2,596,412	49,539,541
O'Reilly Automotive, Inc. *	1,623,320	152,397,282
Pool Corp.	62,768	14,259,634
Ulta Beauty, Inc. *	86,271	59,077,518
		3,082,879,731

Consumer Durables & Apparel 0.3%
Deckers Outdoor Corp. *	279,885	32,822,114
Lululemon Athletica, Inc. *	207,203	38,367,779
NVR, Inc. *	5,447	40,949,402
SECURITY	NUMBER OF SHARES	VALUE ($)
TopBuild Corp. *	53,802	24,119,437
		136,258,732

Consumer Services 2.0%
Airbnb, Inc., Class A *	817,505	110,453,101
Booking Holdings, Inc.	61,875	262,309,781
Carnival Corp.	2,086,331	65,823,743
Cava Group, Inc. *	193,704	15,974,769
Churchill Downs, Inc.	126,647	11,642,659
Domino's Pizza, Inc.	60,183	24,224,259
DoorDash, Inc., Class A *	718,303	126,758,930
DraftKings, Inc., Class A *	965,978	23,028,916
Duolingo, Inc. *	76,982	7,775,182
Flutter Entertainment PLC *	336,836	35,751,773
Hilton Worldwide Holdings, Inc.	446,609	139,243,754
Marriott International, Inc., Class A	428,000	146,260,440
Texas Roadhouse, Inc.	126,901	23,206,386
Wingstop, Inc.	53,410	13,860,429
		1,006,314,122

Consumer Staples Distribution & Retail 1.9%
Casey's General Stores, Inc.	71,131	48,766,702
Costco Wholesale Corp.	850,765	859,944,754
Performance Food Group Co. *	301,256	29,239,908
		937,951,364

Energy 0.8%
Baker Hughes Co.	1,896,129	123,741,378
Phillips 66	773,915	119,438,302
Targa Resources Corp.	412,342	97,230,244
Texas Pacific Land Corp.	111,321	58,364,487
		398,774,411

Equity Real Estate Investment Trusts (REITs) 0.5%
Equinix, Inc.	188,531	183,678,212
SBA Communications Corp.	204,697	41,176,849
Sun Communities, Inc.	223,370	30,481,070
		255,336,131

Financial Services 6.6%
Affirm Holdings, Inc., Class A *	555,395	26,092,457
Apollo Global Management, Inc.	891,156	93,214,918
Blackrock, Inc.	276,901	294,409,450
Block, Inc. *	1,051,044	66,951,503
Coinbase Global, Inc., Class A *	437,869	76,999,264
FactSet Research Systems, Inc.	71,954	15,600,347
Interactive Brokers Group, Inc., Class A	854,978	60,865,884
KKR & Co., Inc.	1,318,284	115,587,141
LPL Financial Holdings, Inc.	153,542	46,120,946
Mastercard, Inc., Class A	1,573,638	813,901,310
Moody's Corp.	294,138	140,477,367
MSCI, Inc.	144,235	82,477,900
Robinhood Markets, Inc., Class A *	1,509,123	114,466,979
S&P Global, Inc.	595,093	262,959,695
SoFi Technologies, Inc. *	2,419,059	42,962,488
Toast, Inc., Class A *	899,450	24,563,979
Tradeweb Markets, Inc., Class A	223,333	27,526,909
Visa, Inc., Class A	3,238,928	1,036,910,410
		3,342,088,947

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 0.1%
Celsius Holdings, Inc. *	308,759	16,552,570
Constellation Brands, Inc., Class A	270,147	42,645,405
		59,197,975

Health Care Equipment & Services 3.0%
Chemed Corp.	27,367	11,220,744
Dexcom, Inc. *	749,233	55,016,179
Humana, Inc.	230,945	44,004,260
IDEXX Laboratories, Inc. *	153,215	100,620,887
Insulet Corp. *	135,254	33,354,989
Intuitive Surgical, Inc. *	680,313	342,544,399
McKesson Corp.	236,871	233,879,319
Medline, Inc., Class A *	339,969	16,151,927
Penumbra, Inc. *	75,143	25,878,498
ResMed, Inc.	280,110	71,780,989
UnitedHealth Group, Inc.	1,738,450	509,835,231
Veeva Systems, Inc., Class A *	289,513	52,694,261
		1,496,981,683

Insurance 0.6%
Kinsale Capital Group, Inc.	42,327	16,493,562
Markel Group, Inc. *	24,153	50,056,368
Progressive Corp.	1,125,791	240,536,505
		307,086,435

Materials 1.5%
Linde PLC	896,210	455,346,377
Martin Marietta Materials, Inc.	115,790	78,340,040
Sherwin-Williams Co.	443,140	160,678,133
Vulcan Materials Co.	253,580	78,609,800
		772,974,350

Media & Entertainment 15.6%
Alphabet, Inc., Class A	7,400,399	2,307,148,392
Alphabet, Inc., Class C	5,913,767	1,841,724,457
Liberty Broadband Corp., Class C *	260,683	14,235,899
Liberty Media Corp.-Liberty Formula One, Class C *	473,148	43,335,625
Live Nation Entertainment, Inc. *	304,778	49,416,705
Meta Platforms, Inc., Class A	3,576,099	2,317,955,850
Netflix, Inc. *	8,135,976	783,006,330
Pinterest, Inc., Class A *	1,158,424	19,843,803
Reddit, Inc., Class A *	244,645	35,671,687
Take-Two Interactive Software, Inc. *	333,798	70,591,601
TKO Group Holdings, Inc.	128,383	28,741,102
Trade Desk, Inc., Class A *	845,190	20,132,426
Walt Disney Co.	3,428,887	363,599,178
		7,895,403,055

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Alnylam Pharmaceuticals, Inc. *	253,512	84,399,215
Danaher Corp.	1,206,477	254,132,315
Eli Lilly & Co.	1,524,072	1,603,308,503
Exact Sciences Corp. *	363,632	37,592,276
Insmed, Inc. *	409,692	61,179,306
IQVIA Holdings, Inc. *	327,185	58,503,950
Medpace Holdings, Inc. *	42,707	19,293,314
Mettler-Toledo International, Inc. *	39,174	53,538,714
Moderna, Inc. *	668,403	35,806,349
Natera, Inc. *	265,035	55,137,882
Neurocrine Biosciences, Inc. *	191,802	25,365,815
SECURITY	NUMBER OF SHARES	VALUE ($)
Regeneron Pharmaceuticals, Inc.	193,476	151,234,385
Repligen Corp. *	100,870	12,984,995
Roivant Sciences Ltd. *	837,638	24,241,244
Tempus AI, Inc. *(a)	196,457	10,461,335
Thermo Fisher Scientific, Inc.	721,008	375,724,479
Vertex Pharmaceuticals, Inc. *	486,892	241,902,552
Waters Corp. *	188,644	60,249,121
West Pharmaceutical Services, Inc.	138,189	35,146,990
		3,200,202,740

Semiconductors & Semiconductor Equipment 17.1%
Advanced Micro Devices, Inc. *	3,125,080	625,672,267
Astera Labs, Inc. *	254,243	30,211,696
Broadcom, Inc.	6,220,102	1,987,633,594
Credo Technology Group Holding Ltd. *	292,161	32,800,916
KLA Corp.	252,309	384,657,686
Monolithic Power Systems, Inc.	91,979	105,108,082
NVIDIA Corp.	30,912,407	5,477,369,396
Universal Display Corp.	85,541	9,126,369
		8,652,580,006

Software & Services 14.5%
Adobe, Inc. *	805,070	211,258,419
AppLovin Corp., Class A *	519,900	226,036,923
Atlassian Corp., Class A *	323,580	24,310,565
Autodesk, Inc. *	409,740	100,742,774
Cadence Design Systems, Inc. *	524,158	157,981,221
Circle Internet Group, Inc. *	105,814	8,829,120
Cloudflare, Inc., Class A *	606,759	104,477,832
Crowdstrike Holdings, Inc., Class A *	482,150	179,350,157
Datadog, Inc., Class A *	626,275	70,117,749
Docusign, Inc. *	389,923	17,573,830
Dynatrace, Inc. *	579,818	20,827,062
Elastic NV *	180,198	9,382,910
Fair Isaac Corp. *	45,536	64,176,617
Fortinet, Inc. *	1,215,878	96,090,838
GoDaddy, Inc., Class A *	260,023	22,663,605
HubSpot, Inc. *	100,985	26,711,542
Intuit, Inc.	535,961	219,224,128
Microsoft Corp.	9,452,624	3,712,423,550
MongoDB, Inc. *	156,645	51,453,183
Okta, Inc. *	323,879	23,481,227
Palantir Technologies, Inc., Class A *	4,385,372	601,629,185
Palo Alto Networks, Inc. *	1,525,804	227,222,732
Procore Technologies, Inc. *	230,405	12,681,491
PTC, Inc. *	230,127	36,035,587
Roper Technologies, Inc.	206,830	72,334,656
Rubrik, Inc., Class A *	278,628	14,477,511
Salesforce, Inc.	1,827,373	355,953,987
ServiceNow, Inc. *	1,993,681	215,337,485
Snowflake, Inc., Class A *	652,243	109,844,244
Strategy, Inc., Class A *	515,290	66,730,055
Synopsys, Inc. *	356,934	147,770,676
Tyler Technologies, Inc. *	82,706	29,334,991
Workday, Inc., Class A *	416,765	55,746,486
Zoom Communications, Inc., Class A *	513,452	37,964,641
Zscaler, Inc. *	194,410	28,576,326
		7,358,753,305

Technology Hardware & Equipment 10.9%
Apple, Inc.	18,795,835	4,965,483,690
Arista Networks, Inc. *	1,982,297	264,636,650
Coherent Corp. *	302,673	78,371,120
Super Micro Computer, Inc. *	970,317	31,428,568
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TE Connectivity PLC	565,303	130,104,485
Teledyne Technologies, Inc. *	90,254	61,471,999
		5,531,496,512

Telecommunication Services 0.4%
T-Mobile U.S., Inc.	924,442	200,687,114

Transportation 0.7%
American Airlines Group, Inc. *	1,265,853	16,544,699
Saia, Inc. *	51,068	20,702,457
Uber Technologies, Inc. *	3,987,851	300,763,722
		338,010,878

Utilities 0.5%
Constellation Energy Corp.	599,341	197,710,609
Oklo, Inc. *	236,888	14,912,100
Talen Energy Corp. *	87,281	32,378,632
		245,001,341
Total Common Stocks (Cost $31,396,300,075)		50,527,750,242

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (b)	20,656,221	20,656,221
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (b)(c)	6,384,375	6,384,375
		27,040,596
Total Short-Term Investments (Cost $27,040,596)		27,040,596
Total Investments in Securities (Cost $31,423,340,671)		50,554,790,838

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 03/20/26	72	36,006,840	(362,161)
S&P 500 Index, e-mini, expires 03/20/26	6	2,066,700	(9,078)
			(371,239)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,990,625.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$50,527,750,242	$—	$—	$50,527,750,242
Short-Term Investments[1]	27,040,596	—	—	27,040,596
Liabilities
Futures Contracts[2]	(371,239)	—	—	(371,239)
Total	$50,554,419,599	$—	$—	$50,554,419,599

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $31,423,340,671) including securities on loan of $5,990,625		$50,554,790,838
Deposit with broker for futures contracts		3,090,261
Receivables:
Fund shares sold		49,189,016
Dividends		19,676,171
Income from securities on loan	+	187
Total assets		50,626,746,473

Liabilities
Collateral held for securities on loan		6,384,375
Payables:
Investments bought		47,785,608
Management fees		1,555,522
Variation margin on futures contracts	+	88,030
Total liabilities		55,813,535
Net assets		$50,570,932,938

Net Assets by Source
Capital received from investors		$30,080,612,086
Total distributable earnings	+	20,490,320,852
Net assets		$50,570,932,938

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$50,570,932,938		1,644,950,000		$30.74

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers		$127,488,515
Other Interest		81,096
Securities on loan, net	+	105,186
Total investment income		127,674,797

Expenses
Management fees		10,247,580
Total expenses	–	10,247,580
Net investment income		117,427,217

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(346,690,799)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		2,799,399,840
Net realized gains on futures contracts	+	3,831,040
Net realized gains		2,456,540,081
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(2,203,098,085)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(272,196)
Net change in unrealized appreciation (depreciation)		(2,203,370,281)
Net realized and unrealized gains		253,169,800
Increase in net assets resulting from operations		$370,597,017
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$117,427,217	$164,367,017
Net realized gains		2,456,540,081	500,209,400
Net change in unrealized appreciation (depreciation)	+	(2,203,370,281)	7,006,566,709
Increase in net assets resulting from operations		$370,597,017	$7,671,143,126

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($98,247,510 )	($156,290,435 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		188,250,000	$6,060,499,582	376,600,000	$10,174,898,208
Shares redeemed	+	(118,600,000)	(3,836,964,140)	(50,300,000)	(1,355,950,622)
Net transactions in fund shares		69,650,000	$2,223,535,442	326,300,000	$8,818,947,586

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,575,300,000	$48,075,047,989	1,249,000,000	$31,741,247,712
Total increase	+	69,650,000	2,495,884,949	326,300,000	16,333,800,277
End of period		1,644,950,000	$50,570,932,938	1,575,300,000	$48,075,047,989

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]
Per-Share Data
Net asset value at beginning of period	$28.74	$26.51	$22.54	$21.49	$23.56	$17.97
Income (loss) from investment operations:
Net investment income (loss)[2]	0.30	0.60	0.57	0.56	0.50	0.46
Net realized and unrealized gains (losses)	3.50	2.23	3.98	1.04	(2.08)	5.69
Total from investment operations	3.80	2.83	4.55	1.60	(1.58)	6.15
Less distributions:
Distributions from net investment income	(0.31)	(0.60)	(0.58)	(0.55)	(0.49)	(0.56)
Net asset value at end of period	$32.23	$28.74	$26.51	$22.54	$21.49	$23.56
Total return	13.34%[3]	10.84%	20.56%	7.60%	(6.78%)	34.95%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4]	0.04%	0.04%	0.04%[5]	0.04%[5]	0.04%
Net investment income (loss)	2.05%[4]	2.22%	2.40%	2.57%	2.19%	2.22%
Portfolio turnover rate[6]	8%[3]	7%	6%	7%	8%	23%
Net assets, end of period (x 1,000,000)	$15,646	$13,216	$11,695	$9,824	$9,497	$9,927

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	114,156	8,395,032
Autoliv, Inc.	36,851	4,367,581
BorgWarner, Inc.	113,420	6,529,589
Ford Motor Co.	2,061,480	29,046,253
General Motors Co.	492,005	38,725,714
Rivian Automotive, Inc., Class A *	423,971	6,499,475
		93,563,644

Banks 7.1%
Bank of America Corp.	3,543,474	176,571,310
BOK Financial Corp.	11,637	1,463,004
Citigroup, Inc.	943,916	104,010,104
Citizens Financial Group, Inc.	226,397	13,626,836
Commerce Bancshares, Inc.	68,267	3,480,934
Cullen/Frost Bankers, Inc.	33,624	4,647,509
East West Bancorp, Inc.	72,883	7,977,044
Fifth Third Bancorp	474,471	23,472,080
First Horizon Corp.	258,598	6,152,046
Huntington Bancshares, Inc.	1,074,345	18,048,996
JPMorgan Chase & Co.	1,435,800	431,170,740
KeyCorp	488,846	10,138,666
M&T Bank Corp.	81,045	17,585,144
PNC Financial Services Group, Inc.	206,897	43,934,578
Regions Financial Corp.	463,185	12,890,439
Truist Financial Corp.	675,212	33,294,704
U.S. Bancorp	819,549	44,796,548
Webster Financial Corp.	84,668	6,107,103
Wells Fargo & Co.	1,655,667	134,854,077
Western Alliance Bancorp	54,135	4,348,123
Zions Bancorp NA	78,461	4,494,246
		1,103,064,231

Capital Goods 10.8%
3M Co.	280,170	46,317,704
A.O. Smith Corp.	59,927	4,674,306
Acuity, Inc.	15,962	4,813,980
AECOM	69,524	6,811,961
AeroVironment, Inc. *	16,809	4,240,070
AGCO Corp.	32,418	4,425,057
Allegion PLC	45,362	7,310,086
AMETEK, Inc.	121,456	29,054,704
API Group Corp. *	194,470	8,646,136
Bloom Energy Corp., Class A *	114,813	17,872,940
Boeing Co. *	413,124	93,998,104
BWX Technologies, Inc.	48,156	9,919,173
Carrier Global Corp.	417,227	26,869,419
Caterpillar, Inc.	246,820	183,345,301
CNH Industrial NV	467,041	5,744,604
Crane Co.	25,865	5,186,708
Cummins, Inc.	72,782	42,495,226
Deere & Co.	132,601	83,500,176
Donaldson Co., Inc.	61,097	5,667,358
Dover Corp.	72,374	16,320,337
Eaton Corp. PLC	204,769	76,976,762
Emerson Electric Co.	296,341	44,673,406
Fastenal Co.	604,949	27,851,852
Ferguson Enterprises, Inc.	103,321	26,941,984
Fortive Corp.	167,126	9,893,859
Fortune Brands Innovations, Inc.	62,858	3,415,704
General Dynamics Corp.	133,741	47,752,224
Graco, Inc.	87,029	8,173,764
SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell International, Inc.	334,977	81,597,047
Howmet Aerospace, Inc.	212,083	55,678,150
Hubbell, Inc.	27,987	14,318,989
Huntington Ingalls Industries, Inc.	20,755	9,226,013
IDEX Corp.	39,512	8,276,579
Illinois Tool Works, Inc.	139,219	40,461,218
Ingersoll Rand, Inc.	189,771	17,865,042
ITT, Inc.	44,994	9,107,235
Johnson Controls International PLC	322,413	46,524,196
Kratos Defense & Security Solutions, Inc. *	90,015	7,757,493
L3Harris Technologies, Inc.	98,672	35,969,891
Leonardo DRS, Inc.	40,492	1,756,948
Lincoln Electric Holdings, Inc.	28,999	8,324,163
Lockheed Martin Corp.	107,388	70,669,895
Masco Corp.	109,136	7,816,320
Middleby Corp. *	24,319	4,106,506
Nordson Corp.	28,178	8,268,552
Northrop Grumman Corp.	70,715	51,224,532
nVent Electric PLC	85,098	10,072,199
Otis Worldwide Corp.	205,206	18,993,867
Owens Corning	43,151	5,267,443
PACCAR, Inc.	276,703	34,889,481
Pentair PLC	86,688	8,598,583
QXO, Inc. *	254,659	6,099,083
Regal Rexnord Corp.	35,100	7,756,398
Rockwell Automation, Inc.	59,226	24,131,634
RTX Corp.	707,153	143,283,341
Snap-on, Inc.	27,374	10,545,012
StandardAero, Inc. *	101,552	3,127,802
Stanley Black & Decker, Inc.	81,363	7,037,086
Textron, Inc.	93,158	9,190,037
Toro Co.	51,737	5,114,720
Trex Co., Inc. *	56,034	2,320,928
Watsco, Inc.	18,465	7,705,998
WESCO International, Inc.	25,646	7,424,517
Westinghouse Air Brake Technologies Corp.	90,139	23,792,189
Woodward, Inc.	31,689	12,256,038
Xylem, Inc.	128,544	16,654,161
		1,696,102,191

Commercial & Professional Services 1.9%
Automatic Data Processing, Inc.	213,433	45,751,498
Booz Allen Hamilton Holding Corp., Class A	63,683	5,020,131
Broadridge Financial Solutions, Inc.	61,499	11,430,819
Cintas Corp.	180,267	36,257,102
Copart, Inc. *	469,945	17,900,205
Genpact Ltd.	84,997	3,376,081
Jacobs Solutions, Inc.	63,203	8,713,166
KBR, Inc.	67,352	2,844,275
Leidos Holdings, Inc.	67,564	11,830,456
Parsons Corp. *	27,780	1,833,480
Paychex, Inc.	170,757	15,991,393
RB Global, Inc.	97,632	9,856,927
Republic Services, Inc.	106,014	24,277,206
Rollins, Inc.	154,999	9,437,889
SS&C Technologies Holdings, Inc.	110,233	8,299,442
Tetra Tech, Inc.	137,938	4,943,698
TransUnion	102,160	8,024,668
Veralto Corp.	131,278	12,790,415
Verisk Analytics, Inc.	73,677	15,293,135
Waste Management, Inc.	195,488	47,081,330
		300,953,316

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 3.3%
Bath & Body Works, Inc.	110,957	2,525,381
Best Buy Co., Inc.	103,007	6,383,344
Burlington Stores, Inc. *	32,852	10,081,293
CarMax, Inc. *	76,944	3,321,673
Dick's Sporting Goods, Inc.	34,913	7,109,334
eBay, Inc.	238,437	21,664,386
Etsy, Inc. *	51,946	2,850,797
Floor & Decor Holdings, Inc., Class A *	56,293	3,889,283
GameStop Corp., Class A *	216,079	5,192,378
Genuine Parts Co.	73,396	8,753,207
Home Depot, Inc.	525,002	199,878,762
Lithia Motors, Inc.	12,691	3,548,150
LKQ Corp.	134,810	4,463,559
Lowe's Cos., Inc.	295,893	78,284,411
Murphy USA, Inc.	9,034	3,529,945
Penske Automotive Group, Inc.	9,716	1,530,464
Ross Stores, Inc.	171,352	35,236,825
TJX Cos., Inc.	587,165	94,921,094
Tractor Supply Co.	278,250	14,424,480
Williams-Sonoma, Inc.	64,295	13,222,267
		520,811,033

Consumer Durables & Apparel 1.1%
DR Horton, Inc.	144,267	23,138,984
Garmin Ltd.	86,188	21,790,912
Hasbro, Inc.	70,685	7,039,519
Lennar Corp., Class A	118,445	13,545,370
Mohawk Industries, Inc. *	27,201	3,407,469
NIKE, Inc., Class B	627,398	39,011,608
PulteGroup, Inc.	102,853	14,111,432
Ralph Lauren Corp.	20,489	7,429,311
Somnigroup International, Inc.	110,896	9,926,301
Tapestry, Inc.	108,086	16,804,130
Toll Brothers, Inc.	51,023	8,022,857
		164,227,893

Consumer Services 2.2%
ADT, Inc.	269,263	2,159,489
Aramark	137,983	5,774,588
Chipotle Mexican Grill, Inc. *	696,854	25,936,906
Darden Restaurants, Inc.	61,357	13,121,194
Expedia Group, Inc.	61,781	13,325,544
Las Vegas Sands Corp.	159,867	9,067,656
McDonald's Corp.	375,610	128,105,547
MGM Resorts International *	109,192	4,024,817
Norwegian Cruise Line Holdings Ltd. *	240,382	5,959,070
Royal Caribbean Cruises Ltd.	133,686	41,570,999
Service Corp. International	74,410	6,263,834
Starbucks Corp.	599,278	58,741,230
Wyndham Hotels & Resorts, Inc.	40,053	3,276,335
Wynn Resorts Ltd.	44,174	4,779,185
Yum! Brands, Inc.	146,395	24,617,783
		346,724,177

Consumer Staples Distribution & Retail 2.7%
Albertsons Cos., Inc., Class A	207,836	3,720,264
BJ's Wholesale Club Holdings, Inc. *	69,320	6,848,123
Dollar General Corp.	116,335	18,176,180
Dollar Tree, Inc. *	100,332	12,689,991
Kroger Co.	321,568	21,943,800
Maplebear, Inc. *	96,572	3,622,416
Sprouts Farmers Market, Inc. *	51,255	3,786,207
Sysco Corp.	252,600	23,027,016
SECURITY	NUMBER OF SHARES	VALUE ($)
Target Corp.	239,412	27,242,692
U.S. Foods Holding Corp. *	117,250	11,327,523
Walmart, Inc.	2,312,839	295,927,750
		428,311,962

Energy 6.7%
Antero Resources Corp. *	153,948	5,666,826
APA Corp.	187,813	5,703,881
Cheniere Energy, Inc.	113,345	26,718,817
Chevron Corp.	998,266	186,436,158
ConocoPhillips	651,581	73,928,380
Coterra Energy, Inc.	400,969	12,265,642
Devon Energy Corp.	331,413	14,426,408
Diamondback Energy, Inc.	98,225	17,099,008
DT Midstream, Inc.	53,844	7,475,701
EOG Resources, Inc.	286,141	35,504,375
EQT Corp.	329,307	20,226,036
Expand Energy Corp.	125,487	13,542,557
Exxon Mobil Corp.	2,224,284	339,203,310
Halliburton Co.	444,401	15,998,436
HF Sinclair Corp.	81,826	4,092,118
Kinder Morgan, Inc.	1,033,535	34,385,710
Marathon Petroleum Corp.	158,337	31,383,977
Occidental Petroleum Corp.	379,149	20,125,229
ONEOK, Inc.	331,564	27,443,552
Ovintiv, Inc.	147,714	7,472,851
Permian Resources Corp.	365,628	6,687,336
Range Resources Corp.	124,914	5,156,450
SLB Ltd.	788,285	40,470,552
TechnipFMC PLC	213,872	14,181,852
Valero Energy Corp.	161,019	32,950,928
Williams Cos., Inc.	644,134	48,129,693
		1,046,675,783

Equity Real Estate Investment Trusts (REITs) 3.7%
Alexandria Real Estate Equities, Inc.	81,606	4,409,988
American Homes 4 Rent, Class A	173,116	5,193,480
American Tower Corp.	246,842	47,359,106
AvalonBay Communities, Inc.	74,551	13,212,674
BXP, Inc.	78,306	4,508,860
Camden Property Trust	55,838	6,049,489
Crown Castle, Inc.	229,679	20,565,458
CubeSmart	119,489	4,915,778
Digital Realty Trust, Inc.	170,100	30,141,720
EastGroup Properties, Inc.	28,062	5,508,851
Equity LifeStyle Properties, Inc.	102,783	6,902,906
Equity Residential	182,358	11,526,849
Essex Property Trust, Inc.	33,956	8,662,515
Extra Space Storage, Inc.	112,031	16,920,042
Federal Realty Investment Trust	41,084	4,468,707
Gaming & Leisure Properties, Inc.	150,155	7,344,081
Healthpeak Properties, Inc.	364,643	6,446,888
Host Hotels & Resorts, Inc.	339,180	6,644,536
Invitation Homes, Inc.	296,168	7,801,065
Iron Mountain, Inc.	155,909	16,889,622
Kimco Realty Corp.	358,496	8,442,581
Lamar Advertising Co., Class A	45,863	6,317,170
Lineage, Inc.	30,022	1,216,491
Mid-America Apartment Communities, Inc.	61,997	8,298,918
NNN REIT, Inc.	100,760	4,566,443
Omega Healthcare Investors, Inc.	156,526	7,555,510
Prologis, Inc.	489,875	69,841,479
Public Storage	83,172	25,538,794
Realty Income Corp.	484,718	32,476,106
Regency Centers Corp.	86,590	6,840,610
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rexford Industrial Realty, Inc.	122,036	4,572,689
Simon Property Group, Inc.	172,236	35,110,309
UDR, Inc.	158,162	5,931,075
Ventas, Inc.	247,795	21,350,017
VICI Properties, Inc.	563,867	17,034,422
Welltower, Inc.	361,920	74,960,870
Weyerhaeuser Co.	378,836	9,292,847
WP Carey, Inc.	115,843	8,647,680
		583,466,626

Financial Services 9.5%
AGNC Investment Corp.	563,101	6,312,362
Ally Financial, Inc.	148,658	5,863,072
American Express Co.	283,462	87,561,412
Ameriprise Financial, Inc.	48,995	23,033,529
Annaly Capital Management, Inc.	361,677	8,405,373
ARES Management Corp., Class A	108,814	12,188,256
Bank of New York Mellon Corp.	367,553	43,775,562
Berkshire Hathaway, Inc., Class B *	967,165	488,369,967
Blackstone, Inc.	389,723	44,182,897
Blue Owl Capital, Inc. (a)	331,678	3,499,203
Capital One Financial Corp.	335,129	65,564,638
Carlyle Group, Inc.	136,875	7,116,131
Cboe Global Markets, Inc.	55,069	16,505,281
Charles Schwab Corp. (b)	877,993	83,584,934
CME Group, Inc.	190,191	60,766,024
Corebridge Financial, Inc.	142,057	3,670,753
Corpay, Inc. *	36,820	11,970,182
Equitable Holdings, Inc.	150,471	6,051,944
Evercore, Inc., Class A	20,456	6,317,631
Fidelity National Information Services, Inc.	273,713	13,948,414
Fiserv, Inc. *	283,896	17,683,882
Franklin Resources, Inc.	163,769	4,346,429
Global Payments, Inc.	125,172	9,570,651
Goldman Sachs Group, Inc.	158,187	135,972,800
Houlihan Lokey, Inc.	28,693	4,699,053
Intercontinental Exchange, Inc.	300,568	49,332,226
Invesco Ltd.	234,238	6,151,090
Jack Henry & Associates, Inc.	37,957	6,166,494
Jefferies Financial Group, Inc.	87,674	3,892,726
MarketAxess Holdings, Inc.	19,627	3,768,384
Morgan Stanley	637,151	106,092,013
Morningstar, Inc.	12,406	2,272,035
Nasdaq, Inc.	237,723	20,819,780
Northern Trust Corp.	99,805	14,281,097
PayPal Holdings, Inc.	492,799	22,772,242
Raymond James Financial, Inc.	93,158	14,260,627
SEI Investments Co.	49,428	4,019,485
Starwood Property Trust, Inc.	184,639	3,288,421
State Street Corp.	147,336	18,950,356
Stifel Financial Corp.	80,281	5,944,771
Synchrony Financial	189,667	13,107,886
T. Rowe Price Group, Inc.	114,983	10,880,841
Voya Financial, Inc.	50,638	3,386,669
		1,480,347,523

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	885,742	61,151,628
Archer-Daniels-Midland Co.	253,693	17,514,965
Brown-Forman Corp., Class B	122,078	3,523,171
Bunge Global SA	71,725	8,653,621
Campbell's Co.	103,023	2,776,470
Coca-Cola Co.	2,041,935	166,540,219
Coca-Cola Consolidated, Inc.	29,735	6,018,364
Conagra Brands, Inc.	251,173	4,835,080
SECURITY	NUMBER OF SHARES	VALUE ($)
General Mills, Inc.	280,546	12,689,096
Hershey Co.	78,079	18,448,506
Hormel Foods Corp.	152,868	3,913,421
J.M. Smucker Co.	56,524	6,553,958
Keurig Dr. Pepper, Inc.	716,727	21,702,493
Kraft Heinz Co.	450,705	11,091,850
Lamb Weston Holdings, Inc.	73,008	3,518,255
McCormick & Co., Inc. - Non Voting Shares	133,715	9,499,114
Molson Coors Beverage Co., Class B	88,891	4,354,770
Mondelez International, Inc., Class A	680,504	41,905,436
Monster Beverage Corp. *	375,906	32,064,782
PepsiCo, Inc.	721,267	122,427,861
Philip Morris International, Inc.	821,015	153,390,232
Pilgrim's Pride Corp.	22,080	952,973
Primo Brands Corp.	133,070	3,018,028
Tyson Foods, Inc., Class A	149,854	9,739,011
		726,283,304

Health Care Equipment & Services 4.8%
Abbott Laboratories	917,332	106,731,578
Align Technology, Inc. *	35,207	6,692,851
Baxter International, Inc.	269,455	5,488,798
Becton Dickinson & Co.	150,988	26,646,362
Boston Scientific Corp. *	782,073	60,102,310
Cardinal Health, Inc.	125,469	28,761,259
Cencora, Inc.	102,316	38,075,876
Centene Corp. *	246,376	11,057,355
Cigna Group	140,862	40,824,625
Cooper Cos., Inc. *	104,547	8,747,448
CVS Health Corp.	670,027	53,535,157
DaVita, Inc. *	18,495	2,890,769
Edwards Lifesciences Corp. *	305,986	26,458,609
Elevance Health, Inc.	117,234	37,514,880
Encompass Health Corp.	52,781	5,694,014
GE HealthCare Technologies, Inc.	240,496	20,266,598
HCA Healthcare, Inc.	84,190	44,595,443
Henry Schein, Inc. *	52,572	4,331,407
Hologic, Inc. *	116,970	8,814,859
Labcorp Holdings, Inc.	43,774	12,655,939
Masimo Corp. *	24,141	4,233,124
Medtronic PLC	676,527	66,069,627
Molina Healthcare, Inc. *	26,920	4,147,026
Quest Diagnostics, Inc.	58,774	12,454,798
Solventum Corp. *	78,155	5,799,101
STERIS PLC	51,670	13,038,925
Stryker Corp.	181,519	70,331,352
Tenet Healthcare Corp. *	46,168	11,052,158
Universal Health Services, Inc., Class B	29,270	6,032,547
Zimmer Biomet Holdings, Inc.	104,727	10,309,326
		753,354,121

Household & Personal Products 2.1%
Church & Dwight Co., Inc.	126,999	13,317,115
Clorox Co.	64,051	8,144,725
Colgate-Palmolive Co.	425,512	42,185,260
Estee Lauder Cos., Inc., Class A	129,579	14,185,013
Kenvue, Inc.	1,011,973	19,348,924
Kimberly-Clark Corp.	175,134	19,516,933
Procter & Gamble Co.	1,232,458	206,066,977
		322,764,947

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 3.3%
Aflac, Inc.	248,449	28,057,346
Allstate Corp.	138,148	29,635,509
American Financial Group, Inc.	36,728	4,884,089
American International Group, Inc.	284,474	22,897,312
Aon PLC, Class A	113,329	38,018,480
Arch Capital Group Ltd. *	190,315	19,060,047
Arthur J Gallagher & Co.	135,482	30,916,992
Assurant, Inc.	26,294	6,036,839
Brown & Brown, Inc.	154,563	11,100,715
Chubb Ltd.	192,925	65,760,416
Cincinnati Financial Corp.	82,490	13,526,710
CNA Financial Corp.	11,708	562,218
Erie Indemnity Co., Class A	13,519	3,642,559
Everest Group Ltd.	22,156	7,433,116
Fidelity National Financial, Inc.	133,918	7,081,584
Globe Life, Inc.	41,783	6,069,399
Hartford Insurance Group, Inc.	146,935	20,692,856
Loews Corp.	89,310	9,825,886
Marsh & McLennan Cos., Inc.	258,220	48,220,003
MetLife, Inc.	291,578	21,014,027
Old Republic International Corp.	119,908	5,140,456
Principal Financial Group, Inc.	105,666	10,082,650
Prudential Financial, Inc.	184,767	18,177,378
Reinsurance Group of America, Inc., Class A	34,533	7,449,804
RenaissanceRe Holdings Ltd.	24,181	7,313,785
Travelers Cos., Inc.	117,674	36,318,903
Unum Group	80,796	5,795,497
W.R. Berkley Corp.	158,710	11,379,507
Willis Towers Watson PLC	50,503	15,412,001
		511,506,084

Materials 3.4%
Air Products & Chemicals, Inc.	117,511	32,394,257
Albemarle Corp.	62,179	11,109,522
Alcoa Corp.	135,970	8,441,018
Amcor PLC	244,020	11,817,889
Amrize Ltd. *	271,668	17,655,703
AptarGroup, Inc.	34,377	4,940,319
Avery Dennison Corp.	40,620	7,975,737
Axalta Coating Systems Ltd. *	113,296	3,785,219
Ball Corp.	140,810	9,452,575
CF Industries Holdings, Inc.	81,873	8,149,638
Corteva, Inc.	356,048	28,526,566
CRH PLC	353,746	42,442,445
Crown Holdings, Inc.	60,339	6,914,849
Dow, Inc.	375,097	11,526,731
DuPont de Nemours, Inc.	220,618	11,039,725
Eastman Chemical Co.	60,209	4,546,382
Ecolab, Inc.	134,467	41,462,900
Freeport-McMoRan, Inc.	757,434	51,566,107
International Flavors & Fragrances, Inc.	135,308	11,126,377
International Paper Co.	278,781	12,140,913
LyondellBasell Industries NV, Class A	136,550	7,854,356
Mosaic Co.	166,667	4,640,009
MP Materials Corp. *	70,628	4,157,870
Newmont Corp.	575,291	74,787,830
Nucor Corp.	120,838	21,373,825
Packaging Corp. of America	47,008	10,912,437
PPG Industries, Inc.	118,394	14,594,428
Reliance, Inc.	27,626	8,719,871
Royal Gold, Inc.	42,813	12,834,909
RPM International, Inc.	67,771	7,734,027
Smurfit WestRock PLC	274,586	12,908,288
SECURITY	NUMBER OF SHARES	VALUE ($)
Steel Dynamics, Inc.	72,487	13,999,414
Westlake Corp.	17,279	1,820,861
		533,352,997

Media & Entertainment 0.9%
Charter Communications, Inc., Class A *	46,454	10,899,502
Electronic Arts, Inc.	118,464	23,760,324
Fox Corp., Class A	181,326	10,215,907
Match Group, Inc.	124,042	3,919,727
News Corp., Class A	271,210	6,587,691
Omnicom Group, Inc.	168,664	14,385,353
Paramount Skydance Corp., Class B	161,884	2,187,053
ROBLOX Corp., Class A *	345,130	23,696,626
Roku, Inc. *	69,020	6,792,258
Sirius XM Holdings, Inc.	98,895	2,171,734
Snap, Inc., Class A *	593,127	3,090,192
Versant Media Group, Inc. *	76,425	2,546,481
Warner Bros Discovery, Inc. *	1,307,712	36,838,247
		147,091,095

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	932,183	216,341,031
Agilent Technologies, Inc.	149,617	18,160,511
Amgen, Inc.	284,060	110,260,730
Avantor, Inc. *	357,711	3,237,285
Biogen, Inc. *	77,386	14,844,182
BioMarin Pharmaceutical, Inc. *	100,738	6,218,557
Bio-Rad Laboratories, Inc., Class A *	9,495	2,643,788
Bio-Techne Corp.	82,159	4,847,381
Bristol-Myers Squibb Co.	1,073,887	66,978,332
Charles River Laboratories International, Inc. *	26,002	4,641,097
Elanco Animal Health, Inc. *	260,688	6,882,163
Exelixis, Inc. *	141,271	6,224,400
Gilead Sciences, Inc.	654,529	97,492,095
Illumina, Inc. *	80,631	10,841,644
Incyte Corp. *	87,343	8,845,226
Jazz Pharmaceuticals PLC *	32,220	6,122,444
Johnson & Johnson	1,270,730	315,687,454
Merck & Co., Inc.	1,309,091	162,091,648
Pfizer, Inc.	3,000,160	82,954,424
Revvity, Inc.	59,551	5,854,459
Royalty Pharma PLC, Class A	197,533	9,128,000
Summit Therapeutics, Inc. *	78,022	1,294,385
United Therapeutics Corp. *	22,758	11,467,756
Viatris, Inc.	605,065	9,033,620
Zoetis, Inc.	232,233	30,445,746
		1,212,538,358

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	154,481	22,810,664
CoStar Group, Inc. *	224,338	10,012,205
Jones Lang LaSalle, Inc. *	24,923	7,864,453
Zillow Group, Inc., Class C *	118,179	5,273,147
		45,960,469

Semiconductors & Semiconductor Equipment 7.1%
Analog Devices, Inc.	259,513	92,332,130
Applied Materials, Inc.	420,172	156,430,036
Entegris, Inc.	80,138	10,614,278
First Solar, Inc. *	56,649	11,171,183
Intel Corp. *	2,365,405	107,886,122
Lam Research Corp.	662,471	154,945,342
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lattice Semiconductor Corp. *	71,797	6,865,229
Marvell Technology, Inc.	454,791	37,151,877
Microchip Technology, Inc.	284,999	21,272,325
Micron Technology, Inc.	592,008	244,126,339
NXP Semiconductors NV	132,853	30,158,960
ON Semiconductor Corp. *	212,526	14,128,729
Qnity Electronics, Inc.	110,657	14,026,881
Qorvo, Inc. *	44,133	3,658,626
QUALCOMM, Inc.	564,806	80,405,782
Skyworks Solutions, Inc.	77,966	4,645,214
Teradyne, Inc.	82,544	26,416,556
Texas Instruments, Inc.	479,371	101,679,383
		1,117,914,992

Software & Services 2.7%
Accenture PLC, Class A	327,069	68,265,842
Akamai Technologies, Inc. *	75,869	7,464,751
Bentley Systems, Inc., Class B	78,274	2,860,915
Cognizant Technology Solutions Corp., Class A	254,720	16,411,610
CoreWeave, Inc., Class A *	119,790	9,530,492
EPAM Systems, Inc. *	29,221	4,120,161
Gartner, Inc. *	37,787	5,940,116
Gen Digital, Inc.	296,792	6,698,595
Guidewire Software, Inc. *	44,632	6,485,922
International Business Machines Corp.	493,005	118,424,731
Manhattan Associates, Inc. *	31,678	4,290,152
Nutanix, Inc., Class A *	142,260	5,445,713
Oracle Corp.	887,145	128,990,883
SailPoint, Inc. *	37,543	529,356
Trimble, Inc. *	125,950	8,422,277
Twilio, Inc., Class A *	79,682	9,638,335
Unity Software, Inc. *	179,865	3,278,939
VeriSign, Inc.	44,028	10,035,742
		416,834,532

Technology Hardware & Equipment 4.3%
Amphenol Corp., Class A	645,758	94,319,414
Arrow Electronics, Inc. *	27,356	4,162,489
CDW Corp.	68,372	8,385,142
Ciena Corp. *	74,402	25,943,977
Cisco Systems, Inc.	2,078,480	165,156,021
Cognex Corp.	88,166	4,796,230
Corning, Inc.	411,560	61,890,393
Dell Technologies, Inc., Class C	159,130	23,563,970
F5, Inc. *	30,416	8,253,686
Fabrinet *	18,868	10,294,947
Flex Ltd. *	194,416	12,252,096
Hewlett Packard Enterprise Co.	696,753	14,959,287
HP, Inc.	493,903	9,379,218
IonQ, Inc. *	186,210	7,144,878
Jabil, Inc.	56,161	14,882,103
Keysight Technologies, Inc. *	90,670	27,865,611
Motorola Solutions, Inc.	87,885	42,383,420
NetApp, Inc.	104,931	10,391,317
Pure Storage, Inc., Class A *	165,084	10,601,694
Seagate Technology Holdings PLC	114,856	46,842,871
TD SYNNEX Corp.	39,771	6,236,491
Ubiquiti, Inc.	2,283	1,751,038
Western Digital Corp.	180,308	50,432,148
Zebra Technologies Corp., Class A *	26,800	6,002,128
		667,890,569

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 1.8%
AST SpaceMobile, Inc. *	126,980	10,055,546
AT&T, Inc.	3,737,584	104,689,728
Comcast Corp., Class A	1,917,219	59,357,100
Verizon Communications, Inc.	2,224,366	111,529,711
		285,632,085

Transportation 2.4%
CH Robinson Worldwide, Inc.	62,355	11,551,264
CSX Corp.	982,888	41,959,489
Delta Air Lines, Inc.	342,031	22,471,437
Expeditors International of Washington, Inc.	70,478	10,221,424
FedEx Corp.	114,471	44,300,277
JB Hunt Transport Services, Inc.	39,552	9,231,832
Joby Aviation, Inc. *	319,756	3,216,745
Knight-Swift Transportation Holdings, Inc.	86,243	5,426,409
Norfolk Southern Corp.	118,457	37,283,156
Old Dominion Freight Line, Inc.	96,936	19,682,855
Southwest Airlines Co.	273,415	13,468,423
U-Haul Holding Co., Non Voting Shares	57,267	2,700,712
Union Pacific Corp.	312,989	82,935,825
United Airlines Holdings, Inc. *	170,786	18,154,552
United Parcel Service, Inc., Class B	389,748	45,195,178
XPO, Inc. *	61,781	13,003,047
		380,802,625

Utilities 4.7%
AES Corp.	373,900	6,460,992
Alliant Energy Corp.	135,921	9,832,525
Ameren Corp.	142,907	16,188,505
American Electric Power Co., Inc.	282,037	37,742,191
American Water Works Co., Inc.	102,865	13,992,726
Atmos Energy Corp.	84,566	15,796,083
CenterPoint Energy, Inc.	345,104	15,012,024
CMS Energy Corp.	160,066	12,496,353
Consolidated Edison, Inc.	190,343	21,417,394
Dominion Energy, Inc.	450,217	28,426,701
DTE Energy Co.	109,720	16,264,893
Duke Energy Corp.	410,028	53,652,164
Edison International	203,071	15,177,527
Entergy Corp.	235,613	25,236,508
Essential Utilities, Inc.	149,121	5,960,366
Evergy, Inc.	121,784	10,188,449
Eversource Energy	198,276	15,110,614
Exelon Corp.	532,667	26,351,037
FirstEnergy Corp.	274,800	14,058,768
NextEra Energy, Inc.	1,098,720	103,026,974
NiSource, Inc.	250,973	11,871,023
NRG Energy, Inc.	101,038	18,081,760
OGE Energy Corp.	105,790	5,198,521
PG&E Corp.	1,159,759	22,035,421
Pinnacle West Capital Corp.	63,436	6,362,631
PPL Corp.	390,931	15,238,490
Public Service Enterprise Group, Inc.	263,384	22,669,461
Sempra	343,950	33,112,067
Southern Co.	580,493	56,528,408
Vistra Corp.	167,803	29,179,264
WEC Energy Group, Inc.	171,677	20,079,342
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xcel Energy, Inc.	311,933	26,002,735
		728,751,917
Total Common Stocks (Cost $10,128,191,789)		15,614,926,474

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (c)	7,555,063	7,555,063
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (c)(d)	3,352,250	3,352,250
		10,907,313
Total Short-Term Investments (Cost $10,907,313)		10,907,313
Total Investments in Securities (Cost $10,139,099,102)		15,625,833,787

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 03/20/26	111	27,195,000	(354,288)
S&P 400 Mid-Cap Index, e-mini, expires 03/20/26	8	2,862,320	723
			(353,565)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,075,325.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2026:
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/26	BALANCE OF SHARES HELD AT 2/28/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.(a)	$84,085,416	$8,118,220	($8,132,297 )	$799,023	($1,285,428 )	$83,584,934	877,993	$515,188

(a)	Issuer is affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,614,926,474	$—	$—	$15,614,926,474
Short-Term Investments[1]	10,907,313	—	—	10,907,313
Futures Contracts[2]	723	—	—	723
Liabilities
Futures Contracts[2]	(354,288)	—	—	(354,288)
Total	$15,625,480,222	$—	$—	$15,625,480,222

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $51,356,189)		$83,584,934
Investments in securities, at value - unaffiliated issuers (cost $10,087,742,913) including securities on loan of $3,075,325		15,542,248,853
Cash		23,408
Deposit with broker for futures contracts		2,123,516
Receivables:
Dividends		22,453,768
Fund shares sold		6,446,826
Foreign tax reclaims		7,897
Income from securities on loan	+	550
Total assets		15,656,889,752

Liabilities
Collateral held for securities on loan		3,352,250
Payables:
Investments bought		6,335,879
Management fees		472,291
Variation margin on futures contracts	+	270,651
Total liabilities		10,431,071
Net assets		$15,646,458,681

Net Assets by Source
Capital received from investors		$10,680,505,220
Total distributable earnings	+	4,965,953,461
Net assets		$15,646,458,681

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$15,646,458,681		485,400,000		$32.23

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $49,086)		$147,358,183
Dividends received from securities - affiliated issuers		515,188
Other Interest		36,551
Securities on loan, net	+	21,246
Total investment income		147,931,168

Expenses
Management fees		2,819,633
Total expenses	–	2,819,633
Net investment income		145,111,535

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		78,646
Net realized losses on sales of securities - unaffiliated issuers		(125,888,165)
Net realized gains on sales of in-kind redemptions - affiliated issuers		720,377
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		259,450,945
Net realized gains on futures contracts	+	2,419,860
Net realized gains		136,781,663
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(1,285,428)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,544,243,095
Net change in unrealized appreciation (depreciation) on futures contracts	+	(792,741)
Net change in unrealized appreciation (depreciation)		1,542,164,926
Net realized and unrealized gains		1,678,946,589
Increase in net assets resulting from operations		$1,824,058,124
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$145,111,535	$268,666,450
Net realized gains		136,781,663	258,448,652
Net change in unrealized appreciation (depreciation)	+	1,542,164,926	767,902,365
Increase in net assets resulting from operations		$1,824,058,124	$1,295,017,467

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($148,665,335 )	($266,419,235 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		41,650,000	$1,223,561,552	48,300,000	$1,283,637,739
Shares redeemed	+	(16,050,000)	(468,457,953)	(29,650,000)	(791,013,330)
Net transactions in fund shares		25,600,000	$755,103,599	18,650,000	$492,624,409

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		459,800,000	$13,215,962,293	441,150,000	$11,694,739,652
Total increase	+	25,600,000	2,430,496,388	18,650,000	1,521,222,641
End of period		485,400,000	$15,646,458,681	459,800,000	$13,215,962,293

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]
Per-Share Data
Net asset value at beginning of period	$29.49	$27.23	$23.91	$22.43	$26.67	$19.15
Income (loss) from investment operations:
Net investment income (loss)[2]	0.21	0.40	0.38	0.39	0.35	0.31
Net realized and unrealized gains (losses)	3.44	2.26	3.31	1.48	(4.22)	7.48
Total from investment operations	3.65	2.66	3.69	1.87	(3.87)	7.79
Less distributions:
Distributions from net investment income	(0.26)	(0.40)	(0.37)	(0.39)	(0.37)	(0.27)
Net asset value at end of period	$32.88	$29.49	$27.23	$23.91	$22.43	$26.67
Total return	12.46%[3]	9.89%	15.63%	8.45%	(14.62%)	40.98%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4]	0.04%	0.04%	0.04%[5]	0.04%[5]	0.04%
Net investment income (loss)	1.41%[4]	1.43%	1.53%	1.71%	1.43%	1.31%
Portfolio turnover rate[6]	16%[3]	17%	13%	18%	16%	23%
Net assets, end of period (x 1,000,000)	$13,640	$12,110	$11,521	$9,976	$9,195	$9,986

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.0%
Autoliv, Inc.	188,695	22,364,132
BorgWarner, Inc.	578,987	33,332,282
Gentex Corp.	592,141	13,856,099
Lear Corp.	140,016	18,377,100
Rivian Automotive, Inc., Class A *	2,182,583	33,458,997
Thor Industries, Inc.	142,171	13,666,898
		135,055,508

Banks 3.8%
Bank OZK	285,625	13,298,700
BOK Financial Corp.	59,907	7,531,508
Columbia Banking System, Inc.	809,022	23,016,676
Commerce Bancshares, Inc.	349,736	17,833,039
Cullen/Frost Bankers, Inc.	172,847	23,890,912
East West Bancorp, Inc.	372,047	40,720,544
First Financial Bankshares, Inc.	352,133	10,891,474
First Horizon Corp.	1,332,137	31,691,539
Flagstar Bank NA	809,616	10,274,027
Glacier Bancorp, Inc.	347,843	15,823,378
KeyCorp	2,512,769	52,114,829
Old National Bancorp	939,542	21,703,420
Pinnacle Financial Partners, Inc.	404,600	36,721,496
Popular, Inc.	180,500	24,432,480
Prosperity Bancshares, Inc.	256,412	18,043,713
Southstate Bank Corp.	271,785	26,817,026
UMB Financial Corp.	193,088	22,375,038
Valley National Bancorp	1,298,325	16,371,878
Webster Financial Corp.	436,414	31,478,542
Western Alliance Bancorp	279,120	22,418,918
Wintrust Financial Corp.	181,207	26,104,680
Zions Bancorp NA	398,743	22,839,999
		516,393,816

Capital Goods 18.6%
A.O. Smith Corp.	306,051	23,871,978
AAON, Inc.	182,628	18,481,954
Acuity, Inc.	82,282	24,815,428
Advanced Drainage Systems, Inc.	193,544	33,161,829
AECOM	358,296	35,105,842
AeroVironment, Inc. *	85,924	21,674,329
AGCO Corp.	167,580	22,874,670
Air Lease Corp.	283,673	18,393,357
Allegion PLC	232,700	37,499,605
Alliance Laundry Holdings, Inc. *	100,407	2,252,129
Allison Transmission Holdings, Inc.	224,782	28,165,185
API Group Corp. *	1,001,144	44,510,862
Applied Industrial Technologies, Inc.	101,986	28,819,204
Armstrong World Industries, Inc.	116,648	20,238,428
ATI, Inc. *	367,428	60,107,547
Beta Technologies, Inc., Class A *	81,906	1,539,833
Bloom Energy Corp., Class A *	588,420	91,599,341
BWX Technologies, Inc.	247,217	50,921,758
Carlisle Cos., Inc.	112,682	44,483,473
Carpenter Technology Corp.	134,717	53,626,796
Chart Industries, Inc. *	119,483	24,768,826
CNH Industrial NV	2,389,985	29,396,815
Core & Main, Inc., Class A *	514,895	27,886,713
Crane Co.	132,477	26,565,613
Curtiss-Wright Corp.	99,748	69,856,517
Donaldson Co., Inc.	313,444	29,075,065
Dycom Industries, Inc. *	78,308	32,890,926
SECURITY	NUMBER OF SHARES	VALUE ($)
Federal Signal Corp.	164,484	19,150,872
Flowserve Corp.	343,840	30,436,717
Fluor Corp. *	435,912	22,802,557
Fortune Brands Innovations, Inc.	324,938	17,657,131
FTAI Aviation Ltd.	277,382	84,823,416
Generac Holdings, Inc. *	158,509	35,723,173
Graco, Inc.	448,451	42,118,518
Hexcel Corp.	215,377	19,963,294
Huntington Ingalls Industries, Inc.	106,107	47,166,684
IDEX Corp.	202,407	42,398,194
ITT, Inc.	229,826	46,519,081
JBT Marel Corp.	140,457	21,630,378
Kratos Defense & Security Solutions, Inc. *	459,973	39,640,473
Leonardo DRS, Inc.	209,321	9,082,438
Lincoln Electric Holdings, Inc.	148,721	42,690,363
Loar Holdings, Inc. *	95,658	6,771,630
Masco Corp.	561,704	40,229,240
MasTec, Inc. *	165,920	49,447,478
Middleby Corp. *	125,334	21,163,899
Modine Manufacturing Co. *	142,456	32,373,126
Mueller Industries, Inc.	300,326	35,426,455
Nextpower, Inc., Class A *	401,427	42,189,978
Nordson Corp.	144,327	42,351,315
nVent Electric PLC	436,369	51,648,635
Oshkosh Corp.	171,174	29,103,003
Owens Corning	222,220	27,126,395
Pentair PLC	442,588	43,900,304
QXO, Inc. *	1,311,557	31,411,790
RBC Bearings, Inc. *	85,114	49,018,855
Regal Rexnord Corp.	179,525	39,671,434
Sensata Technologies Holding PLC	393,394	14,689,332
Simpson Manufacturing Co., Inc.	112,077	21,694,745
SiteOne Landscape Supply, Inc. *	120,402	17,204,242
Snap-on, Inc.	140,629	54,173,103
SPX Technologies, Inc. *	134,773	30,585,385
StandardAero, Inc. *	522,090	16,080,372
Stanley Black & Decker, Inc.	418,943	36,234,380
Sterling Infrastructure, Inc. *	83,164	35,605,003
Textron, Inc.	476,608	47,017,379
Timken Co.	171,099	18,543,710
Toro Co.	264,872	26,185,246
Trex Co., Inc. *	289,991	12,011,427
UFP Industries, Inc.	157,211	16,178,584
Valmont Industries, Inc.	53,314	24,520,708
Watsco, Inc.	94,426	39,406,803
Watts Water Technologies, Inc., Class A	74,016	24,332,020
WESCO International, Inc.	131,484	38,064,618
WillScot Holdings Corp.	492,470	10,642,277
Woodward, Inc.	162,147	62,711,974
Zurn Elkay Water Solutions Corp.	402,267	20,507,572
		2,532,609,729

Commercial & Professional Services 2.4%
Amentum Holdings, Inc. *	413,858	12,361,938
Booz Allen Hamilton Holding Corp., Class A	328,256	25,876,420
CACI International, Inc., Class A *	59,711	36,433,861
Clean Harbors, Inc. *	135,833	39,826,236
ExlService Holdings, Inc. *	429,785	13,430,781
FTI Consulting, Inc. *	81,979	13,478,987
Genpact Ltd.	433,786	17,229,980
KBR, Inc.	343,991	14,526,740
Maximus, Inc.	152,154	11,504,364
MSA Safety, Inc.	99,623	19,467,330
Parsons Corp. *	144,306	9,524,196
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Paycom Software, Inc.	132,061	16,617,236
Paylocity Holding Corp. *	119,201	12,693,714
RB Global, Inc.	502,259	50,708,069
Science Applications International Corp.	124,091	11,448,636
Tetra Tech, Inc.	707,709	25,364,291
		330,492,779

Consumer Discretionary Distribution & Retail 3.1%
Abercrombie & Fitch Co., Class A *	126,960	12,416,688
AutoNation, Inc. *	73,835	14,409,639
Bath & Body Works, Inc.	558,621	12,714,214
Burlington Stores, Inc. *	168,406	51,678,749
CarMax, Inc. *	396,520	17,117,768
Chewy, Inc., Class A *	608,409	16,682,575
Dick's Sporting Goods, Inc.	178,773	36,403,546
Etsy, Inc. *	267,113	14,659,161
Five Below, Inc. *	149,131	33,335,252
Floor & Decor Holdings, Inc., Class A *	291,451	20,136,350
GameStop Corp., Class A *	1,112,755	26,739,503
Gap, Inc.	612,591	17,177,052
Lithia Motors, Inc.	65,632	18,349,394
LKQ Corp.	691,487	22,895,135
Murphy USA, Inc.	46,155	18,034,605
Ollie's Bargain Outlet Holdings, Inc. *	165,456	17,720,338
Penske Automotive Group, Inc.	49,781	7,841,503
Pool Corp.	88,480	20,100,886
RH *	41,684	6,907,456
Urban Outfitters, Inc. *	145,582	9,637,528
Valvoline, Inc. *	343,939	13,000,894
Wayfair, Inc., Class A *	289,386	22,088,833
		430,047,069

Consumer Durables & Apparel 3.1%
Crocs, Inc. *	140,654	12,758,724
Hasbro, Inc.	360,699	35,922,013
Installed Building Products, Inc.	61,212	20,062,845
KB Home	175,022	11,127,899
Mattel, Inc. *	840,641	14,248,865
Meritage Homes Corp.	190,347	14,355,971
Mohawk Industries, Inc. *	140,411	17,589,286
Ralph Lauren Corp.	104,804	38,001,930
Somnigroup International, Inc.	567,722	50,816,796
Tapestry, Inc.	553,460	86,046,426
Taylor Morrison Home Corp. *	264,389	17,420,591
Toll Brothers, Inc.	260,661	40,986,336
TopBuild Corp. *	75,489	33,841,719
VF Corp.	888,811	17,260,710
Whirlpool Corp. (a)	170,321	11,655,066
		422,095,177

Consumer Services 3.2%
ADT, Inc.	1,372,762	11,009,551
Aramark	710,074	29,716,597
Boyd Gaming Corp.	155,904	12,975,890
Bright Horizons Family Solutions, Inc. *	152,562	11,368,920
Brinker International, Inc. *	119,901	17,769,328
Caesars Entertainment, Inc. *	552,835	13,848,517
Cava Group, Inc. *	270,004	22,267,230
Choice Hotels International, Inc. (a)	56,175	5,918,036
Churchill Downs, Inc.	179,104	16,465,031
Duolingo, Inc. *	108,411	10,949,511
Dutch Bros, Inc., Class A *	343,567	18,418,627
H&R Block, Inc.	341,060	10,443,257
SECURITY	NUMBER OF SHARES	VALUE ($)
Hyatt Hotels Corp., Class A	113,261	18,291,652
Liberty Live Holdings, Inc., Class C *	189,183	18,852,086
MGM Resorts International *	554,741	20,447,753
Norwegian Cruise Line Holdings Ltd. *	1,230,103	30,494,253
Planet Fitness, Inc., Class A *	224,242	18,421,480
Service Corp. International	379,372	31,935,535
Stride, Inc. *	116,775	9,853,475
Texas Roadhouse, Inc.	178,909	32,717,089
Vail Resorts, Inc.	97,274	13,210,782
Wingstop, Inc.	75,153	19,502,955
Wyndham Hotels & Resorts, Inc.	204,514	16,729,245
Wynn Resorts Ltd.	228,291	24,698,803
		436,305,603

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	1,069,667	19,147,039
BJ's Wholesale Club Holdings, Inc. *	356,347	35,203,520
Casey's General Stores, Inc.	100,554	68,938,817
Maplebear, Inc. *	497,169	18,648,809
Performance Food Group Co. *	424,146	41,167,611
Sprouts Farmers Market, Inc. *	263,381	19,455,954
U.S. Foods Holding Corp. *	602,970	58,252,932
		260,814,682

Energy 3.5%
Antero Midstream Corp.	902,438	20,286,806
Antero Resources Corp. *	791,305	29,127,937
APA Corp.	959,258	29,132,665
Chord Energy Corp.	153,975	16,686,271
DT Midstream, Inc.	275,062	38,189,608
HF Sinclair Corp.	422,363	21,122,374
Matador Resources Co.	315,984	16,241,578
Noble Corp. PLC	339,044	15,402,769
NOV, Inc.	984,876	19,953,588
Ovintiv, Inc.	759,199	38,407,877
Permian Resources Corp.	1,879,004	34,366,983
Range Resources Corp.	640,020	26,420,026
TechnipFMC PLC	1,094,015	72,544,135
Texas Pacific Land Corp.	156,580	82,093,328
Venture Global, Inc., Class A (a)	1,294,184	12,540,643
		472,516,588

Equity Real Estate Investment Trusts (REITs) 5.7%
Agree Realty Corp.	309,799	24,932,624
Alexandria Real Estate Equities, Inc.	419,949	22,694,044
American Homes 4 Rent, Class A	880,415	26,412,450
Americold Realty Trust, Inc.	771,578	10,331,429
Brixmor Property Group, Inc.	827,864	25,059,443
BXP, Inc.	397,895	22,910,794
Camden Property Trust	287,867	31,187,511
CareTrust REIT, Inc.	603,900	24,530,418
CubeSmart	616,767	25,373,794
EastGroup Properties, Inc.	143,803	28,229,967
Equity LifeStyle Properties, Inc.	524,408	35,219,241
Federal Realty Investment Trust	212,274	23,089,043
First Industrial Realty Trust, Inc.	358,228	22,618,516
Gaming & Leisure Properties, Inc.	765,673	37,449,066
Healthcare Realty Trust, Inc.	949,466	17,517,648
Healthpeak Properties, Inc.	1,880,540	33,247,947
Host Hotels & Resorts, Inc.	1,730,504	33,900,573
Kilroy Realty Corp.	294,437	8,780,111
Kimco Realty Corp.	1,831,654	43,135,452
Lamar Advertising Co., Class A	235,036	32,373,859
Lineage, Inc.	153,797	6,231,855
NNN REIT, Inc.	513,599	23,276,307
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Omega Healthcare Investors, Inc.	799,499	38,591,817
Regency Centers Corp.	445,320	35,180,280
Rexford Industrial Realty, Inc.	627,316	23,505,531
STAG Industrial, Inc.	505,356	19,820,062
Terreno Realty Corp.	279,731	18,479,030
UDR, Inc.	813,846	30,519,225
Vornado Realty Trust	435,703	12,016,689
WP Carey, Inc.	592,705	44,245,428
		780,860,154

Financial Services 5.1%
Affiliated Managers Group, Inc.	75,965	23,258,964
AGNC Investment Corp.	2,902,714	32,539,424
Ally Financial, Inc.	758,575	29,918,198
Annaly Capital Management, Inc.	1,847,432	42,934,320
Blue Owl Capital, Inc. (a)	1,708,186	18,021,362
Chime Financial, Inc., Class A *	90,983	2,013,454
Corebridge Financial, Inc.	723,111	18,685,188
Credit Acceptance Corp. *	16,724	7,913,462
Equitable Holdings, Inc.	775,167	31,177,217
Essent Group Ltd.	261,624	15,917,204
Evercore, Inc., Class A	104,568	32,294,781
FactSet Research Systems, Inc.	101,288	21,960,251
Figure Technology Solutions, Inc., Class A *(a)	85,900	2,171,552
Franklin Resources, Inc.	831,386	22,064,984
Houlihan Lokey, Inc.	147,550	24,164,264
Invesco Ltd.	1,204,331	31,625,732
Jack Henry & Associates, Inc.	195,768	31,804,469
Jackson Financial, Inc., Class A	183,637	20,104,579
Janus Henderson Group PLC	334,257	17,414,790
Jefferies Financial Group, Inc.	445,594	19,784,374
Lazard, Inc., Class A	304,380	15,401,628
MarketAxess Holdings, Inc.	100,630	19,320,960
MGIC Investment Corp.	606,002	16,077,233
Morningstar, Inc.	64,644	11,838,902
OneMain Holdings, Inc.	318,105	17,502,137
Rithm Capital Corp.	1,498,957	15,064,518
SEI Investments Co.	251,376	20,441,896
Starwood Property Trust, Inc.	939,982	16,741,079
Stifel Financial Corp.	413,197	30,597,275
TPG, Inc.	348,022	15,111,115
Tradeweb Markets, Inc., Class A	315,045	38,830,872
Voya Financial, Inc.	256,868	17,179,332
WEX, Inc. *	92,575	13,811,264
		693,686,780

Food, Beverage & Tobacco 2.3%
Brown-Forman Corp., Class B	630,918	18,208,294
Bunge Global SA	366,097	44,169,603
Campbell's Co.	531,471	14,323,144
Celsius Holdings, Inc. *	432,304	23,175,817
Coca-Cola Consolidated, Inc.	153,116	30,990,678
Conagra Brands, Inc.	1,292,165	24,874,176
Darling Ingredients, Inc. *	427,190	22,709,420
Ingredion, Inc.	171,639	20,160,717
J.M. Smucker Co.	288,594	33,462,474
Lamb Weston Holdings, Inc.	376,219	18,129,994
Marzetti Co.	54,829	9,010,598
Molson Coors Beverage Co., Class B	457,140	22,395,289
Pilgrim's Pride Corp.	115,120	4,968,579
Post Holdings, Inc. *	129,002	13,712,913
Primo Brands Corp.	681,856	15,464,494
		315,756,190

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 4.9%
Align Technology, Inc. *	180,486	34,310,389
Baxter International, Inc.	1,388,094	28,275,475
Centene Corp. *	1,263,045	56,685,459
Chemed Corp.	38,251	15,683,292
Cooper Cos., Inc. *	537,653	44,985,426
DaVita, Inc. *	95,320	14,898,516
Doximity, Inc., Class A *	370,290	9,083,214
Encompass Health Corp.	272,304	29,376,155
Ensign Group, Inc.	155,583	33,321,211
Glaukos Corp. *	155,264	18,693,786
Globus Medical, Inc., Class A *	300,830	28,717,232
Guardant Health, Inc. *	349,996	32,864,624
HealthEquity, Inc. *	233,057	17,826,530
Henry Schein, Inc. *	270,589	22,293,828
Hims & Hers Health, Inc. *	562,815	8,172,074
Hologic, Inc. *	601,947	45,362,726
Masimo Corp. *	123,386	21,635,735
Molina Healthcare, Inc. *	138,732	21,371,665
Option Care Health, Inc. *	429,921	13,955,236
Penumbra, Inc. *	105,894	36,468,835
Solventum Corp. *	398,868	29,596,006
Teleflex, Inc.	119,385	14,572,133
Tenet Healthcare Corp. *	237,640	56,888,639
Universal Health Services, Inc., Class B	149,405	30,792,370
		665,830,556

Household & Personal Products 0.5%
BellRing Brands, Inc. *	342,048	6,290,263
Clorox Co.	329,871	41,946,396
Coty, Inc., Class A *	986,190	2,475,337
elf Beauty, Inc. *	161,649	14,879,790
Reynolds Consumer Products, Inc.	147,043	3,648,137
		69,239,923

Insurance 3.7%
American Financial Group, Inc.	187,175	24,890,532
Assurant, Inc.	135,477	31,104,164
Axis Capital Holdings Ltd.	208,144	22,004,984
CNA Financial Corp.	58,136	2,791,691
Everest Group Ltd.	113,508	38,080,799
F&G Annuities & Life, Inc.	101,359	2,295,781
Fidelity National Financial, Inc.	689,380	36,454,414
First American Financial Corp.	275,600	19,322,316
Globe Life, Inc.	215,325	31,278,110
Hanover Insurance Group, Inc.	96,303	17,395,211
Kinsale Capital Group, Inc.	59,676	23,253,947
Lincoln National Corp.	456,545	15,659,494
Loews Corp.	458,353	50,427,997
Old Republic International Corp.	614,895	26,360,549
Primerica, Inc.	86,181	21,860,672
Reinsurance Group of America, Inc., Class A	177,704	38,336,084
RenaissanceRe Holdings Ltd.	124,733	37,726,743
RLI Corp.	247,898	15,449,003
Ryan Specialty Holdings, Inc.	306,976	12,079,506
Selective Insurance Group, Inc.	163,312	13,724,740
Unum Group	416,600	29,882,718
		510,379,455

Materials 6.6%
Albemarle Corp.	318,293	56,869,410
Alcoa Corp.	700,413	43,481,639
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AptarGroup, Inc.	177,442	25,500,190
Avery Dennison Corp.	209,053	41,047,556
Axalta Coating Systems Ltd. *	576,990	19,277,236
Ball Corp.	724,827	48,657,636
Celanese Corp.	295,765	14,770,504
CF Industries Holdings, Inc.	421,822	41,988,162
Cleveland-Cliffs, Inc. *	1,540,897	16,425,962
Coeur Mining, Inc. *	1,737,304	47,167,804
Commercial Metals Co.	299,702	21,968,157
Crown Holdings, Inc.	308,474	35,351,120
Eagle Materials, Inc.	86,847	19,436,359
Eastman Chemical Co.	308,213	23,273,164
FMC Corp.	335,983	4,952,389
Graphic Packaging Holding Co.	796,812	9,745,011
Louisiana-Pacific Corp.	171,067	14,496,218
Mosaic Co.	858,490	23,900,362
MP Materials Corp. *	363,795	21,416,612
NewMarket Corp.	21,059	13,183,145
Packaging Corp. of America	241,738	56,117,059
Reliance, Inc.	141,424	44,639,071
Royal Gold, Inc.	219,096	65,682,790
RPM International, Inc.	346,726	39,568,371
Sealed Air Corp.	398,591	16,692,991
Solstice Advanced Materials, Inc.	428,747	33,660,927
Sonoco Products Co.	266,505	15,049,537
Steel Dynamics, Inc.	371,223	71,694,298
Westlake Corp.	90,175	9,502,641
		895,516,321

Media & Entertainment 2.5%
Liberty Broadband Corp., Class C *	362,639	19,803,716
Match Group, Inc.	637,934	20,158,714
New York Times Co., Class A	436,317	34,813,733
News Corp., Class A	1,387,712	33,707,525
Nexstar Media Group, Inc.	76,902	19,303,940
Omnicom Group, Inc.	862,543	73,566,292
Paramount Skydance Corp., Class B	840,657	11,357,276
Pinterest, Inc., Class A *	1,612,389	27,620,224
Roku, Inc. *	353,172	34,755,657
Sirius XM Holdings, Inc.	510,248	11,205,046
Snap, Inc., Class A *	3,048,153	15,880,877
TKO Group Holdings, Inc.	179,271	40,133,399
Trump Media & Technology Group Corp. *	438,137	4,692,447
		346,998,846

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Alkermes PLC *	445,794	13,418,399
Avantor, Inc. *	1,844,272	16,690,662
BioMarin Pharmaceutical, Inc. *	519,904	32,093,674
Bio-Rad Laboratories, Inc., Class A *	49,065	13,661,659
Bio-Techne Corp.	421,726	24,881,834
Bridgebio Pharma, Inc. *	457,985	30,446,843
Bruker Corp.	299,023	11,993,813
Charles River Laboratories International, Inc. *	132,895	23,720,429
Corcept Therapeutics, Inc. *	252,753	9,023,282
CRISPR Therapeutics AG *	257,948	15,512,993
Cytokinetics, Inc. *	330,605	20,570,243
Elanco Animal Health, Inc. *	1,344,391	35,491,922
Exact Sciences Corp. *	512,417	52,973,669
Exelixis, Inc. *	725,527	31,966,720
Halozyme Therapeutics, Inc. *	317,641	22,085,579
Incyte Corp. *	445,970	45,163,382
Ionis Pharmaceuticals, Inc. *	438,078	35,550,030
Jazz Pharmaceuticals PLC *	164,261	31,212,875
SECURITY	NUMBER OF SHARES	VALUE ($)
Madrigal Pharmaceuticals, Inc. *	50,293	21,726,576
Medpace Holdings, Inc. *	60,187	27,190,079
Moderna, Inc. *	940,525	50,383,924
Neurocrine Biosciences, Inc. *	269,663	35,662,932
Repligen Corp. *	143,093	18,420,362
Revolution Medicines, Inc. *	491,502	50,143,034
Revvity, Inc.	306,722	30,153,840
Roivant Sciences Ltd. *	1,185,766	34,316,068
Royalty Pharma PLC, Class A	1,016,902	46,991,041
Sotera Health Co. *	561,733	9,128,161
Summit Therapeutics, Inc. *	404,312	6,707,536
Tempus AI, Inc. *	276,026	14,698,384
United Therapeutics Corp. *	116,460	58,684,194
Vaxcyte, Inc. *	348,718	21,529,849
Viatris, Inc.	3,115,342	46,512,056
		938,706,044

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc. *	127,609	40,267,020
Zillow Group, Inc., Class C *	606,525	27,063,145
		67,330,165

Semiconductors & Semiconductor Equipment 2.5%
Allegro MicroSystems, Inc. *	335,214	12,225,255
Amkor Technology, Inc.	307,050	14,683,131
Cirrus Logic, Inc. *	138,043	19,480,628
Entegris, Inc.	410,019	54,307,017
Lattice Semiconductor Corp. *	370,101	35,389,058
MACOM Technology Solutions Holdings, Inc. *	173,136	42,958,504
MKS, Inc.	181,572	44,387,091
Onto Innovation, Inc. *	132,577	28,622,048
Qorvo, Inc. *	227,407	18,852,040
Rambus, Inc. *	291,309	29,031,855
Skyworks Solutions, Inc.	401,639	23,929,652
Universal Display Corp.	119,351	12,733,558
		336,599,837

Software & Services 4.6%
Akamai Technologies, Inc. *	389,172	38,290,633
Aurora Innovation, Inc. *	3,285,078	15,374,165
Bentley Systems, Inc., Class B	402,317	14,704,686
Bill Holdings, Inc. *	240,402	10,700,293
BitMine Immersion Technologies, Inc.	769,405	14,603,307
CCC Intelligent Solutions Holdings, Inc. *	1,583,345	9,230,901
Commvault Systems, Inc. *	118,842	10,111,077
Confluent, Inc., Class A *	806,868	24,746,642
Docusign, Inc. *	544,455	24,538,587
Dolby Laboratories, Inc., Class A	165,424	11,012,276
Dropbox, Inc., Class A *	470,613	11,760,619
Dynatrace, Inc. *	814,243	29,247,609
Elastic NV *	252,986	13,172,981
EPAM Systems, Inc. *	149,532	21,084,012
Guidewire Software, Inc. *	229,985	33,421,420
InterDigital, Inc.	69,689	25,543,109
Kyndryl Holdings, Inc. *	618,665	7,628,139
Manhattan Associates, Inc. *	162,910	22,062,901
Nutanix, Inc., Class A *	732,947	28,057,211
Okta, Inc. *	455,575	33,029,188
Pegasystems, Inc.	247,231	10,811,412
Procore Technologies, Inc. *	324,171	17,842,372
Qualys, Inc. *	96,757	8,947,120
Rubrik, Inc., Class A *	383,849	19,944,794
SailPoint, Inc. *	194,604	2,743,916
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Samsara, Inc., Class A *	942,102	27,226,748
SentinelOne, Inc., Class A *	866,556	11,369,215
ServiceTitan, Inc., Class A *	152,607	11,047,221
SPS Commerce, Inc. *	101,990	5,763,455
Trimble, Inc. *	643,477	43,029,307
Twilio, Inc., Class A *	410,041	49,598,559
UiPath, Inc., Class A *	1,141,614	12,249,518
Unity Software, Inc. *	927,014	16,899,465
		635,792,858

Technology Hardware & Equipment 6.9%
Arrow Electronics, Inc. *	139,445	21,217,951
Ciena Corp. *	381,414	132,999,062
Cognex Corp.	453,252	24,656,909
Coherent Corp. *	425,029	110,052,759
F5, Inc. *	155,928	42,312,622
Fabrinet *	96,823	52,829,534
Flex Ltd. *	1,000,238	63,034,999
IonQ, Inc. *	958,543	36,779,295
Littelfuse, Inc.	67,342	23,735,361
Lumentum Holdings, Inc. *	191,732	134,386,876
Novanta, Inc. *	96,494	12,971,688
Sandisk Corp. *	399,111	253,579,165
TD SYNNEX Corp.	204,880	32,127,233
		940,683,454

Telecommunication Services 0.4%
AST SpaceMobile, Inc. *	653,236	51,729,759

Transportation 2.9%
Alaska Air Group, Inc. *	313,816	16,192,905
American Airlines Group, Inc. *	1,783,170	23,306,032
CH Robinson Worldwide, Inc.	319,495	59,186,449
GXO Logistics, Inc. *	309,122	19,422,135
JB Hunt Transport Services, Inc.	203,402	47,476,061
Joby Aviation, Inc. *	1,643,817	16,536,799
Kirby Corp. *	146,526	19,019,075
Knight-Swift Transportation Holdings, Inc.	438,992	27,621,377
Landstar System, Inc.	92,791	15,120,293
Lyft, Inc., Class A *	1,080,764	14,957,774
Ryder System, Inc.	109,091	24,170,202
Saia, Inc. *	72,064	29,214,025
U-Haul Holding Co., Non Voting Shares	296,080	13,963,133
XPO, Inc. *	317,481	66,820,226
		393,006,486

Utilities 3.3%
AES Corp.	1,927,536	33,307,822
Alliant Energy Corp.	695,200	50,290,768
SECURITY	NUMBER OF SHARES	VALUE ($)
Black Hills Corp.	204,220	15,042,845
Essential Utilities, Inc.	765,923	30,613,942
Evergy, Inc.	622,699	52,094,998
IDACORP, Inc.	146,180	21,045,535
National Fuel Gas Co.	243,969	22,208,498
NiSource, Inc.	1,290,679	61,049,117
OGE Energy Corp.	544,840	26,773,438
Oklo, Inc. *	333,297	20,981,046
Pinnacle West Capital Corp.	323,826	32,479,748
Portland General Electric Co.	304,366	16,423,589
Talen Energy Corp. *	123,474	45,805,150
UGI Corp.	580,264	21,707,676
		449,824,172
Total Common Stocks (Cost $10,035,338,831)		13,628,271,951

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (b)	11,172,168	11,172,168
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (b)(c)	45,195,473	45,195,473
		56,367,641
Total Short-Term Investments (Cost $56,367,641)		56,367,641
Total Investments in Securities (Cost $10,091,706,472)		13,684,639,592

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/20/26	30	10,733,700	(3,605)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $42,486,272.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$13,628,271,951	$—	$—	$13,628,271,951
Short-Term Investments[1]	56,367,641	—	—	56,367,641
Liabilities
Futures Contracts[2]	(3,605)	—	—	(3,605)
Total	$13,684,635,987	$—	$—	$13,684,635,987

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $10,091,706,472) including securities on loan of $42,486,272		$13,684,639,592
Cash		119,340
Deposit with broker for futures contracts		1,188,048
Receivables:
Dividends		8,310,692
Income from securities on loan	+	27,411
Total assets		13,694,285,083

Liabilities
Collateral held for securities on loan		45,195,473
Payables:
Investments bought		8,488,747
Management fees		408,374
Variation margin on futures contracts	+	152,493
Total liabilities		54,245,087
Net assets		$13,640,039,996

Net Assets by Source
Capital received from investors		$10,940,137,516
Total distributable earnings	+	2,699,902,480
Net assets		$13,640,039,996

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$13,640,039,996		414,800,000		$32.88

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $72,846)		$90,186,137
Other Interest		27,284
Securities on loan, net	+	216,943
Total investment income		90,430,364

Expenses
Management fees		2,481,568
Total expenses	–	2,481,568
Net investment income		87,948,796

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(270,632,377)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		983,192,891
Net realized gains on futures contracts	+	1,432,026
Net realized gains		713,992,540
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		698,001,616
Net change in unrealized appreciation (depreciation) on futures contracts	+	(165,940)
Net change in unrealized appreciation (depreciation)		697,835,676
Net realized and unrealized gains		1,411,828,216
Increase in net assets resulting from operations		$1,499,777,012
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$87,948,796	$163,727,302
Net realized gains		713,992,540	696,823,960
Net change in unrealized appreciation (depreciation)	+	697,835,676	298,240,897
Increase in net assets resulting from operations		$1,499,777,012	$1,158,792,159

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($106,026,940 )	($166,318,430 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		57,950,000	$1,748,539,478	58,350,000	$1,566,327,309
Shares redeemed	+	(53,750,000)	(1,612,306,077)	(70,900,000)	(1,969,808,159)
Net transactions in fund shares		4,200,000	$136,233,401	(12,550,000)	($403,480,850 )

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		410,600,000	$12,110,056,523	423,150,000	$11,521,063,644
Total increase (decrease)	+	4,200,000	1,529,983,473	(12,550,000)	588,992,879
End of period		414,800,000	$13,640,039,996	410,600,000	$12,110,056,523

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]
Per-Share Data
Net asset value at beginning of period	$27.32	$25.56	$22.11	$21.04	$25.93	$17.81
Income (loss) from investment operations:
Net investment income (loss)[3]	0.19	0.33	0.32	0.33	0.28	0.28
Net realized and unrealized gains (losses)	3.22	1.83	3.46	1.05	(4.86)	8.10
Total from investment operations	3.41	2.16	3.78	1.38	(4.58)	8.38
Less distributions:
Distributions from net investment income	(0.22)	(0.40)	(0.33)	(0.31)	(0.31)	(0.26)
Net asset value at end of period	$30.51	$27.32	$25.56	$22.11	$21.04	$25.93
Total return	12.53%[4]	8.54%	17.29%	6.69%	(17.78%)	47.33%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[5]	0.04%	0.04%	0.04%[6]	0.04%[6]	0.04%
Net investment income (loss)	1.35%[5]	1.30%	1.38%	1.55%	1.20%	1.18%
Portfolio turnover rate[7]	11%[4]	11%	11%	9%	15%	15%
Net assets, end of period (x 1,000,000)	$20,734	$18,618	$17,910	$14,481	$13,539	$16,622

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.4%
Adient PLC *	382,403	9,300,041
Dana, Inc.	566,257	19,388,640
Dauch Corp. *	1,137,955	7,510,503
Dorman Products, Inc. *	134,834	15,891,535
Fox Factory Holding Corp. *	202,364	3,407,810
Garrett Motion, Inc.	642,824	13,087,897
Gentex Corp.	1,063,854	24,894,184
Gentherm, Inc. *	148,025	4,850,779
Goodyear Tire & Rubber Co. *	1,387,751	11,448,946
Harley-Davidson, Inc.	574,265	10,336,770
Holley, Inc. *	272,860	1,113,269
Kodiak AI, Inc. *(a)	506,341	4,253,264
LCI Industries	117,249	15,617,567
Lear Corp.	251,539	33,014,494
Livewire Group, Inc. *(a)	106,290	178,567
Mobileye Global, Inc., Class A *	777,628	6,578,733
Patrick Industries, Inc.	161,041	19,935,265
Phinia, Inc.	186,676	13,558,278
QuantumScape Corp. *	2,270,771	15,713,735
Solid Power, Inc. *	855,835	3,029,656
Standard Motor Products, Inc.	101,415	4,024,147
Stoneridge, Inc. *	135,923	1,072,432
Thor Industries, Inc.	255,316	24,543,527
Visteon Corp.	132,720	12,697,322
Winnebago Industries, Inc.	137,832	5,498,119
XPEL, Inc. *	121,832	5,192,480
		286,137,960

Banks 7.8%
1st Source Corp.	89,568	6,001,952
Amalgamated Financial Corp.	102,424	3,942,300
Amerant Bancorp, Inc.	190,484	4,066,833
Ameris Bancorp	310,732	24,131,447
Arrow Financial Corp.	69,756	2,323,572
Associated Banc-Corp.	795,124	20,999,225
Atlantic Union Bankshares Corp.	692,250	25,654,785
Axos Financial, Inc. *	275,192	23,892,169
Banc of California, Inc.	651,737	12,037,582
BancFirst Corp.	100,286	11,031,460
Bancorp, Inc. *	213,018	11,181,315
Bank First Corp.	43,498	5,857,876
Bank of Hawaii Corp.	193,009	14,624,292
Bank of Marin Bancorp	77,651	1,932,733
Bank OZK	514,513	23,955,725
BankUnited, Inc.	364,067	17,001,929
Banner Corp.	165,875	9,761,744
Beacon Financial Corp.	408,768	12,156,760
Burke & Herbert Financial Services Corp.	64,302	4,143,621
Business First Bancshares, Inc.	142,644	3,894,181
Byline Bancorp, Inc.	159,677	4,981,922
Camden National Corp.	81,845	3,777,965
Capital City Bank Group, Inc.	66,465	2,847,693
Capitol Federal Financial, Inc.	589,699	4,234,039
Cathay General Bancorp	329,788	16,393,762
Central Pacific Financial Corp.	130,778	4,165,279
Citizens Financial Services, Inc.	23,357	1,402,821
City Holding Co.	70,252	8,428,132
CNB Financial Corp.	140,775	3,943,108
Coastal Financial Corp. *	63,161	4,685,915
Columbia Banking System, Inc.	1,451,023	41,281,604
Columbia Financial, Inc. *	130,317	2,332,674
SECURITY	NUMBER OF SHARES	VALUE ($)
Community Financial System, Inc.	255,293	15,457,991
Community Trust Bancorp, Inc.	73,742	4,427,470
ConnectOne Bancorp, Inc.	244,022	6,473,904
Customers Bancorp, Inc. *	154,364	10,410,308
CVB Financial Corp.	624,591	12,010,885
Dime Community Bancshares, Inc.	198,109	6,408,826
Eagle Bancorp, Inc.	133,469	3,396,786
Eastern Bankshares, Inc.	1,066,927	20,869,093
Enterprise Financial Services Corp.	179,751	10,263,782
Equity Bancshares, Inc., Class A	74,832	3,358,460
Esquire Financial Holdings, Inc.	32,333	3,264,986
FB Financial Corp.	196,192	10,729,740
Financial Institutions, Inc.	97,869	3,071,129
First BanCorp	760,732	16,074,267
First Bancorp/Southern Pines NC	200,985	11,413,938
First Busey Corp.	430,068	10,906,524
First Commonwealth Financial Corp.	504,119	8,837,206
First Community Bankshares, Inc.	88,583	3,466,253
First Financial Bancorp	502,093	14,093,751
First Financial Bankshares, Inc.	634,036	19,610,734
First Financial Corp.	57,621	3,650,867
First Foundation, Inc. *	399,634	2,345,852
First Hawaiian, Inc.	599,851	14,852,311
First Interstate BancSystem, Inc., Class A	433,958	15,019,286
First Merchants Corp.	301,976	11,801,222
First Mid Bancshares, Inc.	105,109	4,310,520
Firstsun Capital Bancorp *	54,113	1,973,501
Five Star Bancorp	80,743	3,143,325
Flagstar Bank NA	1,449,809	18,398,076
Flushing Financial Corp.	162,214	2,502,962
FNB Corp.	1,737,229	29,515,521
Fulton Financial Corp.	875,007	17,893,893
GBank Financial Holdings, Inc. *(a)	44,076	1,331,536
German American Bancorp, Inc.	182,484	7,543,889
Glacier Bancorp, Inc.	623,996	28,385,578
Great Southern Bancorp, Inc.	40,601	2,498,180
Hancock Whitney Corp.	405,797	26,705,501
Hanmi Financial Corp.	144,878	3,782,765
HBT Financial, Inc.	56,655	1,527,419
Heritage Commerce Corp.	296,795	3,689,162
Heritage Financial Corp.	164,398	4,341,751
Hilltop Holdings, Inc.	209,600	7,845,328
Hingham Institution For Savings (a)	9,233	2,577,115
Home BancShares, Inc.	888,107	24,387,418
HomeTrust Bancshares, Inc.	65,769	2,771,506
Hope Bancorp, Inc.	620,224	6,983,722
Horizon Bancorp, Inc.	246,746	4,155,203
Independent Bank Corp.	100,284	3,484,869
Independent Bank Corp.	240,086	18,743,514
International Bancshares Corp.	262,005	17,583,156
Kearny Financial Corp.	278,799	2,132,812
Lakeland Financial Corp.	124,119	7,210,073
Live Oak Bancshares, Inc.	171,213	6,209,896
Mechanics Bancorp, Class A	233,268	3,326,402
Mercantile Bank Corp.	78,666	4,063,886
Metrocity Bankshares, Inc.	91,150	2,561,315
Metropolitan Bank Holding Corp.	54,146	4,556,386
Mid Penn Bancorp, Inc.	98,431	3,166,525
Midland States Bancorp, Inc.	104,689	2,316,768
National Bank Holdings Corp., Class A	184,379	7,373,316
NB Bancorp, Inc.	189,459	4,043,055
NBT Bancorp, Inc.	254,328	10,864,892
Nicolet Bankshares, Inc.	95,669	14,614,396
Northeast Bank	34,640	3,840,883
Northfield Bancorp, Inc.	174,729	2,330,885
Northpointe Bancshares, Inc.	50,111	905,005
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Northwest Bancshares, Inc.	706,120	8,791,194
OceanFirst Financial Corp.	277,303	5,008,092
OFG Bancorp	214,303	8,589,264
Old National Bancorp	1,688,721	39,009,455
Old Second Bancorp, Inc.	254,253	4,990,986
Origin Bancorp, Inc.	142,062	5,909,779
Orrstown Financial Services, Inc.	94,402	3,392,808
Park National Corp.	69,452	11,426,938
Pathward Financial, Inc.	110,858	10,064,798
Peapack-Gladstone Financial Corp.	77,480	2,594,805
Peoples Bancorp, Inc.	169,679	5,475,541
Pinnacle Financial Partners, Inc.	725,642	65,859,268
Popular, Inc.	323,377	43,772,311
Preferred Bank	54,649	4,793,810
Prosperity Bancshares, Inc.	460,610	32,413,126
Provident Financial Services, Inc.	633,944	13,338,182
QCR Holdings, Inc.	82,203	7,110,560
Renasant Corp.	460,470	17,336,696
Republic Bancorp, Inc., Class A	46,429	3,203,601
S&T Bancorp, Inc.	186,205	7,785,231
Seacoast Banking Corp. of Florida	469,699	14,617,033
ServisFirst Bancshares, Inc.	243,243	19,705,115
Simmons First National Corp., Class A	702,175	13,980,304
SmartFinancial, Inc.	70,319	2,757,208
South Plains Financial, Inc.	59,225	2,425,856
Southern Missouri Bancorp, Inc.	46,094	2,853,680
Southside Bancshares, Inc.	136,537	4,276,339
Southstate Bank Corp.	487,435	48,095,211
Stellar Bancorp, Inc.	224,311	8,447,552
Stock Yards Bancorp, Inc.	133,088	8,536,264
Texas Capital Bancshares, Inc. *	221,918	21,148,785
TFS Financial Corp.	245,168	3,437,255
Tompkins Financial Corp.	61,773	4,738,607
Towne Bank	356,277	12,206,050
TriCo Bancshares	158,144	7,556,120
Triumph Financial, Inc. *	109,156	6,097,454
TrustCo Bank Corp.	88,724	3,847,960
Trustmark Corp.	291,272	12,405,275
UMB Financial Corp.	346,271	40,125,884
United Bankshares, Inc.	679,964	28,082,513
United Community Banks, Inc.	588,567	18,934,200
Univest Financial Corp.	139,546	4,681,768
Valley National Bancorp	2,327,419	29,348,754
WaFd, Inc.	382,434	11,916,643
Washington Trust Bancorp, Inc.	92,178	3,105,477
WesBanco, Inc.	465,626	16,236,379
Westamerica BanCorp	120,079	6,082,001
Wintrust Financial Corp.	324,744	46,782,621
WSFS Financial Corp.	265,142	16,839,168
		1,625,007,812

Capital Goods 13.5%
3D Systems Corp. *	618,162	1,193,053
AAON, Inc.	328,579	33,252,195
AAR Corp. *	188,929	22,136,811
Air Lease Corp.	509,515	33,036,953
AirJoule Technologies Corp. *	123,162	397,813
AIRO Group Holdings, Inc. *(a)	49,719	487,246
Alamo Group, Inc.	52,231	11,152,885
Albany International Corp., Class A	140,012	8,071,692
Alliance Laundry Holdings, Inc. *	180,677	4,052,585
Allient, Inc.	72,195	4,753,319
Allison Transmission Holdings, Inc.	403,636	50,575,591
Ameresco, Inc., Class A *	147,996	4,507,958
American Superconductor Corp. *	219,134	7,139,386
American Woodmark Corp. *	70,217	3,517,872
SECURITY	NUMBER OF SHARES	VALUE ($)
Amprius Technologies, Inc. *	636,179	6,826,201
Apogee Enterprises, Inc.	103,945	4,139,090
Applied Industrial Technologies, Inc.	182,891	51,681,339
Archer Aviation, Inc., Class A *	2,992,703	21,308,045
Arcosa, Inc.	238,200	25,601,736
Argan, Inc.	66,857	30,169,221
Armstrong World Industries, Inc.	209,275	36,309,212
Array Technologies, Inc. *	741,540	5,620,873
Astec Industries, Inc.	110,713	6,874,170
Astronics Corp. *	153,821	12,401,049
ATI, Inc. *	658,990	107,804,174
Atkore, Inc.	163,103	10,554,395
Atmus Filtration Technologies, Inc.	396,217	25,567,883
AZZ, Inc.	145,497	19,784,682
Beta Technologies, Inc., Class A *	148,176	2,785,709
Blue Bird Corp. *	154,071	8,977,717
BlueLinx Holdings, Inc. *	38,051	2,508,322
Boise Cascade Co.	179,684	14,867,054
Bowman Consulting Group Ltd. *	69,131	2,318,654
Cadre Holdings, Inc.	139,957	6,212,691
CECO Environmental Corp. *	147,446	8,913,111
Centuri Holdings, Inc. *	406,629	12,605,499
ChargePoint Holdings, Inc. *(a)	105,673	665,740
Chart Industries, Inc. *	214,354	44,435,584
Columbus McKinnon Corp.	139,351	2,644,882
Construction Partners, Inc., Class A *	231,064	31,048,070
CSW Industrials, Inc.	80,995	23,839,258
Custom Truck One Source, Inc. *	293,463	2,101,195
Distribution Solutions Group, Inc. *	31,221	933,508
DNOW, Inc. *	901,697	10,621,991
Douglas Dynamics, Inc.	111,501	5,120,126
Ducommun, Inc. *	66,541	8,223,802
DXP Enterprises, Inc. *	61,681	8,540,968
Dycom Industries, Inc. *	140,394	58,968,288
Energy Recovery, Inc. *	257,567	2,686,424
Energy Vault Holdings, Inc. *	543,174	1,629,522
Enerpac Tool Group Corp.	257,749	10,516,159
EnerSys	179,160	29,767,434
Enovix Corp. *	935,736	4,931,329
Enpro, Inc.	102,326	26,466,620
Eos Energy Enterprises, Inc. *	1,394,454	7,941,416
Esab Corp.	276,741	34,916,412
ESCO Technologies, Inc.	125,406	34,773,830
Eve Holding, Inc. *	487,590	1,462,770
Everus Construction Group, Inc. *	247,940	29,968,508
Federal Signal Corp.	294,868	34,331,481
Firefly Aerospace, Inc. *(a)	99,717	1,921,547
Flowserve Corp.	616,516	54,573,996
Fluence Energy, Inc. *	311,758	4,844,719
Fluor Corp. *	781,729	40,892,244
Franklin Electric Co., Inc.	185,405	18,470,046
Gates Industrial Corp. PLC *	1,254,324	34,581,713
GATX Corp.	173,263	31,909,847
Gibraltar Industries, Inc. *	144,200	6,558,216
Global Industrial Co.	67,148	2,214,541
Gorman-Rupp Co.	100,703	6,468,154
Graham Corp. *	49,731	4,039,152
Granite Construction, Inc.	212,032	28,509,823
Great Lakes Dredge & Dock Corp. *	330,813	5,607,280
Greenbrier Cos., Inc.	149,519	8,435,862
Griffon Corp.	189,594	16,160,993
Hayward Holdings, Inc. *	967,538	15,480,608
Helios Technologies, Inc.	160,678	11,459,555
Herc Holdings, Inc.	148,614	20,774,751
Hexcel Corp.	386,069	35,784,736
Hillman Solutions Corp. *	957,920	7,854,944
Hyliion Holdings Corp. *	614,686	1,260,106
Hyster-Yale, Inc.	55,518	2,044,728
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
IES Holdings, Inc. *	42,298	20,952,314
Insteel Industries, Inc.	93,795	3,496,678
Intuitive Machines, Inc. *(a)	542,260	8,936,445
Janus International Group, Inc. *	672,705	4,682,027
JBT Marel Corp.	252,320	38,857,280
JELD-WEN Holding, Inc. *(b)	412,519	808,537
Kadant, Inc.	57,051	19,349,988
Karman Holdings, Inc. *	372,550	32,825,380
Kennametal, Inc.	369,596	14,887,327
Legence Corp., Class A *	173,848	10,091,876
Limbach Holdings, Inc. *	53,748	4,913,642
Lindsay Corp.	52,623	7,088,318
Loar Holdings, Inc. *	172,628	12,220,336
LSI Industries, Inc.	150,428	3,252,253
Manitowoc Co., Inc. *	172,389	2,542,738
Masterbrand, Inc. *	618,379	6,257,995
McGrath RentCorp	119,445	13,252,423
Mercury Systems, Inc. *	256,667	22,851,063
Microvast Holdings, Inc. *	961,024	2,152,694
Miller Industries, Inc.	55,179	2,319,173
Modine Manufacturing Co. *	255,278	58,011,925
Moog, Inc., Class A	137,991	46,562,303
MSC Industrial Direct Co., Inc., Class A	221,702	20,804,516
Mueller Industries, Inc.	538,359	63,504,828
Mueller Water Products, Inc., Class A	757,003	22,657,100
MYR Group, Inc. *	75,169	20,292,623
NANO Nuclear Energy, Inc. *(a)	179,140	4,763,333
National Presto Industries, Inc.	25,706	3,391,650
Net Power, Inc. *	184,044	355,205
Nextpower, Inc., Class A *	719,693	75,639,734
NPK International, Inc. *	409,707	5,912,072
NuScale Power Corp. *	729,869	9,378,817
Omega Flex, Inc.	17,140	615,840
Oshkosh Corp.	306,777	52,158,226
Plug Power, Inc. *	6,744,450	12,072,566
Powell Industries, Inc.	45,614	23,883,490
Power Solutions International, Inc. *	32,365	2,702,478
Preformed Line Products Co.	12,630	3,203,600
Primoris Services Corp.	262,386	39,546,818
Proto Labs, Inc. *	115,387	7,163,225
Quanex Building Products Corp.	220,619	4,529,308
Red Cat Holdings, Inc. *(a)	506,966	5,906,154
Redwire Corp. *(a)	373,930	3,391,545
Resideo Technologies, Inc. *	669,465	25,908,295
Rush Enterprises, Inc., Class A	330,187	23,433,371
Sensata Technologies Holding PLC	707,977	26,435,861
SES AI Corp. *	1,272,860	2,087,490
Shoals Technologies Group, Inc., Class A *	812,113	4,815,830
Simpson Manufacturing Co., Inc.	201,318	38,969,125
SiteOne Landscape Supply, Inc. *	216,167	30,888,103
Southland Holdings, Inc. *	71,604	80,196
SPX Technologies, Inc. *	241,649	54,839,824
Standex International Corp.	58,946	15,443,852
Sterling Infrastructure, Inc. *	148,879	63,739,566
Sunrun, Inc. *	1,124,565	14,900,486
Symbotic, Inc. *	268,382	14,701,966
Tecnoglass, Inc.	127,423	5,805,392
Tennant Co.	87,333	5,329,933
Terex Corp.	549,975	37,832,780
Terrestrial Energy, Inc. *(a)	331,242	2,285,570
Thermon Group Holdings, Inc. *	160,239	8,136,936
Timken Co.	307,791	33,358,389
Titan International, Inc. *	231,399	2,251,512
Titan Machinery, Inc. *	97,762	1,905,381
Transcat, Inc. *	45,141	3,519,644
Trinity Industries, Inc.	389,839	13,324,697
SECURITY	NUMBER OF SHARES	VALUE ($)
Tutor Perini Corp.	214,809	16,190,154
UFP Industries, Inc.	282,859	29,109,020
V2X, Inc. *	99,837	6,963,631
Valmont Industries, Inc.	95,625	43,980,806
Vicor Corp. *	110,081	22,170,313
Virgin Galactic Holdings, Inc. *(a)	304,880	777,444
Voyager Technologies, Inc., Class A *	61,551	1,642,796
VSE Corp.	132,727	30,138,320
Wabash National Corp.	196,963	1,999,174
Watts Water Technologies, Inc., Class A	132,979	43,715,516
Willis Lease Finance Corp.	15,091	3,074,188
WillScot Holdings Corp.	881,431	19,047,724
Worthington Enterprises, Inc.	152,287	8,529,595
Xometry, Inc., Class A *	212,319	8,708,264
Zurn Elkay Water Solutions Corp.	722,377	36,826,779
		2,805,542,830

Commercial & Professional Services 3.0%
ABM Industries, Inc.	297,223	13,226,424
ACCO Brands Corp.	437,271	1,779,693
ACV Auctions, Inc., Class A *	833,901	4,052,759
Alight, Inc., Class A	2,242,796	1,972,988
Amentum Holdings, Inc. *	744,578	22,240,545
Barrett Business Services, Inc.	125,026	3,471,972
BlackSky Technology, Inc. *	150,183	2,830,950
Brady Corp., Class A	211,036	19,487,064
BrightView Holdings, Inc. *	339,966	4,688,131
Brink's Co.	201,792	23,563,252
Casella Waste Systems, Inc., Class A *	303,458	28,270,147
CBIZ, Inc. *	239,431	6,857,304
Cimpress PLC *	71,281	5,207,077
Clarivate PLC *	2,135,099	4,910,728
Concentrix Corp.	215,588	7,071,286
Conduent, Inc. *	767,479	1,120,519
CoreCivic, Inc. *	509,335	9,005,043
CRA International, Inc.	32,110	5,544,113
CSG Systems International, Inc.	132,111	10,555,669
Deluxe Corp.	216,967	6,020,834
Ennis, Inc.	123,500	2,607,085
Enviri Corp. *	390,959	7,400,854
ExlService Holdings, Inc. *	769,679	24,052,469
Exponent, Inc.	241,685	17,589,834
First Advantage Corp. *	387,581	4,461,057
Forrester Research, Inc. *	58,713	351,104
Franklin Covey Co. *	50,858	662,171
FTI Consulting, Inc. *	146,977	24,165,958
GEO Group, Inc. *	664,948	10,000,818
Healthcare Services Group, Inc. *	344,264	7,494,627
HNI Corp.	333,917	15,012,908
Huron Consulting Group, Inc. *	77,572	10,968,681
ICF International, Inc.	89,330	7,426,003
Innodata, Inc. *	155,142	6,852,622
Insperity, Inc.	173,432	3,851,925
Interface, Inc.	282,942	8,909,844
Kelly Services, Inc., Class A	153,578	1,491,242
Kforce, Inc.	77,693	2,099,265
Korn Ferry	254,095	15,924,134
Legalzoom.com, Inc. *	555,079	3,902,205
Liquidity Services, Inc. *	115,415	3,648,268
ManpowerGroup, Inc.	224,120	6,268,636
Maximus, Inc.	273,786	20,700,959
MillerKnoll, Inc.	333,417	6,715,018
Montrose Environmental Group, Inc. *	159,537	4,661,671
MSA Safety, Inc.	178,475	34,875,800
OPENLANE, Inc. *	515,877	14,707,653
Pitney Bowes, Inc. (a)	713,583	7,656,746
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Planet Labs PBC *	1,225,178	29,575,797
Resources Connection, Inc.	157,119	590,767
Robert Half, Inc. (a)	483,180	11,799,256
Science Applications International Corp.	223,746	20,642,806
TaskUS, Inc., Class A *	81,102	861,303
TIC Solutions, Inc. *	881,217	8,345,125
TriNet Group, Inc.	145,179	5,528,416
TrueBlue, Inc. *(b)	148,443	627,914
TTEC Holdings, Inc. *	97,946	244,865
UL Solutions, Inc., Class A	365,550	30,695,234
UniFirst Corp.	70,667	16,594,025
Upwork, Inc. *	634,413	8,513,822
Verra Mobility Corp. *	773,501	12,925,202
Vestis Corp. *	544,864	4,288,080
Willdan Group, Inc. *	67,553	6,021,674
		613,590,341

Consumer Discretionary Distribution & Retail 3.0%
1-800-Flowers.com, Inc., Class A *(a)	130,277	453,364
Abercrombie & Fitch Co., Class A *	227,849	22,283,632
Academy Sports & Outdoors, Inc.	322,781	19,408,822
Advance Auto Parts, Inc.	291,445	15,496,131
American Eagle Outfitters, Inc.	762,947	18,745,608
America's Car-Mart, Inc. *	38,324	764,947
Arhaus, Inc. *	261,865	2,160,386
Arko Corp.	385,009	2,475,608
Asbury Automotive Group, Inc. *	94,471	20,196,010
AutoNation, Inc. *	132,801	25,917,443
BARK, Inc. *	594,538	464,513
Bed Bath & Beyond, Inc. *	331,662	1,767,758
Boot Barn Holdings, Inc. *	148,029	28,010,047
Buckle, Inc.	145,958	7,816,051
Build-A-Bear Workshop, Inc.	59,016	2,871,719
Caleres, Inc.	164,327	1,953,848
Camping World Holdings, Inc., Class A	302,802	2,519,313
Chewy, Inc., Class A *	1,090,463	29,900,495
Designer Brands, Inc., Class A	168,936	1,202,824
Dillard's, Inc., Class A	14,716	8,870,658
Five Below, Inc. *	267,423	59,777,063
Gap, Inc.	1,097,859	30,783,966
Genesco, Inc. *	47,695	1,299,212
GigaCloud Technology, Inc., Class A *	124,253	5,509,378
Gold.com, Inc.	95,787	5,504,879
Group 1 Automotive, Inc.	60,140	19,590,004
Groupon, Inc. *	138,846	1,752,237
Haverty Furniture Cos., Inc.	67,410	1,605,032
Kohl's Corp.	546,090	8,939,493
Lands' End, Inc. *(a)	59,014	948,355
Macy's, Inc.	1,304,481	25,802,634
MarineMax, Inc. *	91,820	2,800,510
Monro, Inc.	144,691	3,115,197
National Vision Holdings, Inc. *	384,566	10,371,745
Ollie's Bargain Outlet Holdings, Inc. *	297,279	31,838,581
Outdoor Holding Co. *	518,192	1,103,749
Pattern Group, Inc., Class A *(a)	104,174	1,096,952
Petco Health & Wellness Co., Inc. *	442,732	1,128,967
RealReal, Inc. *	475,248	5,826,540
Revolve Group, Inc. *	195,668	4,923,007
RH *	74,390	12,327,167
Sally Beauty Holdings, Inc. *	476,476	7,656,969
Savers Value Village, Inc. *	180,754	1,704,510
Shoe Carnival, Inc.	85,287	1,721,945
Signet Jewelers Ltd.	198,385	19,082,653
Sleep Number Corp. *(a)	110,711	683,087
Sonic Automotive, Inc., Class A	72,114	4,522,990
SECURITY	NUMBER OF SHARES	VALUE ($)
Stitch Fix, Inc., Class A *	573,936	1,911,207
ThredUp, Inc., Class A *	475,904	2,322,411
Torrid Holdings, Inc. *(a)	102,186	104,230
Upbound Group, Inc.	252,775	5,422,024
Urban Outfitters, Inc. *	260,793	17,264,497
Valvoline, Inc. *	615,620	23,270,436
Victoria's Secret & Co. *	389,248	24,405,850
Warby Parker, Inc., Class A *	483,591	12,094,611
Wayfair, Inc., Class A *	518,489	39,576,265
Winmark Corp.	14,276	6,513,282
Zumiez, Inc. *	63,165	1,656,186
		619,236,998

Consumer Durables & Apparel 2.8%
Acushnet Holdings Corp.	133,930	13,705,057
Beazer Homes USA, Inc. *	132,451	3,388,097
Brunswick Corp.	316,000	25,159,920
Callaway Golf Co. *	676,552	9,512,321
Capri Holdings Ltd. *	578,148	11,857,815
Carter's, Inc.	176,189	5,911,141
Cavco Industries, Inc. *	37,811	21,826,778
Century Communities, Inc.	124,761	8,387,682
Champion Homes, Inc. *	271,449	25,375,053
Columbia Sportswear Co.	122,031	7,558,600
Crocs, Inc. *	252,345	22,890,215
Dream Finders Homes, Inc., Class A *	139,435	2,519,590
Ethan Allen Interiors, Inc.	112,514	2,563,069
Figs, Inc., Class A *	760,035	11,742,541
Funko, Inc., Class A *	176,739	883,695
G-III Apparel Group Ltd.	178,968	5,474,631
GoPro, Inc., Class A *	637,097	616,582
Green Brick Partners, Inc. *	148,324	10,925,546
Helen of Troy Ltd. *	111,604	1,968,695
Hovnanian Enterprises, Inc., Class A *	22,011	2,765,022
Installed Building Products, Inc.	109,830	35,997,881
Johnson Outdoors, Inc., Class A	28,968	1,404,658
KB Home	313,812	19,952,167
Kontoor Brands, Inc.	248,154	16,182,122
Latham Group, Inc. *	226,657	1,520,868
La-Z-Boy, Inc.	201,108	7,183,578
Legacy Housing Corp. *	43,596	955,624
Leggett & Platt, Inc.	655,082	7,651,358
Levi Strauss & Co., Class A	471,843	10,456,041
LGI Homes, Inc. *	98,427	5,108,361
M/I Homes, Inc. *	126,734	18,016,505
Malibu Boats, Inc., Class A *	92,659	2,692,671
Mattel, Inc. *	1,507,373	25,549,972
Meritage Homes Corp.	342,189	25,807,894
Movado Group, Inc.	75,546	1,884,873
Newell Brands, Inc.	2,030,184	9,237,337
Oxford Industries, Inc. (b)	67,799	2,684,162
Peloton Interactive, Inc., Class A *	1,954,602	7,857,500
Polaris, Inc.	258,950	15,728,623
Purple Innovation, Inc. *	285,220	198,228
PVH Corp.	233,531	16,020,227
Smith & Wesson Brands, Inc.	214,283	2,549,968
Sonos, Inc. *	587,836	9,052,674
Steven Madden Ltd.	352,315	12,718,572
Sturm Ruger & Co., Inc.	78,284	2,930,953
Taylor Morrison Home Corp. *	474,001	31,231,926
Traeger, Inc. *	316,679	272,344
Tri Pointe Homes, Inc. *	417,085	19,311,036
Under Armour, Inc., Class A *	1,474,407	10,940,100
VF Corp.	1,591,910	30,914,892
Whirlpool Corp. (a)	305,802	20,926,031
Wolverine World Wide, Inc.	400,031	7,068,548
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
YETI Holdings, Inc. *	376,969	16,477,315
		591,517,059

Consumer Services 3.4%
Accel Entertainment, Inc. *	278,274	3,161,193
Bally's Corp. *(a)	34,461	490,035
Biglari Holdings, Inc., Class B *	4,426	1,716,314
BJ's Restaurants, Inc. *	101,788	3,866,926
Black Rock Coffee Bar, Inc., Class A *(a)	79,929	1,066,253
Bloomin' Brands, Inc.	368,372	2,254,437
Boyd Gaming Corp.	280,934	23,382,137
Bright Horizons Family Solutions, Inc. *	274,800	20,478,096
Brinker International, Inc. *	215,236	31,897,975
Caesars Entertainment, Inc. *	992,910	24,872,396
Carriage Services, Inc.	76,148	3,508,138
Cheesecake Factory, Inc. (a)	221,978	14,379,735
Chegg, Inc. *	475,948	312,841
Choice Hotels International, Inc. (a)	100,169	10,552,804
Coursera, Inc. *	704,656	4,516,845
Covista, Inc. *	176,307	17,278,086
Cracker Barrel Old Country Store, Inc. (a)	107,804	3,527,347
Dave & Buster's Entertainment, Inc. *	131,112	1,929,969
Dine Brands Global, Inc.	69,485	2,151,256
Driven Brands Holdings, Inc. *	286,730	3,154,030
Dutch Bros, Inc., Class A *	617,302	33,093,560
El Pollo Loco Holdings, Inc. *	126,877	1,403,260
European Wax Center, Inc., Class A *	156,245	893,721
First Watch Restaurant Group, Inc. *	221,435	2,759,080
Frontdoor, Inc. *	349,118	23,939,021
Global Business Travel Group I *	580,075	3,173,010
Golden Entertainment, Inc.	95,392	2,756,829
Graham Holdings Co., Class B	16,444	17,318,985
Grand Canyon Education, Inc. *	134,258	21,356,420
H&R Block, Inc.	614,463	18,814,857
Hilton Grand Vacations, Inc. *	290,724	13,070,951
Hyatt Hotels Corp., Class A	202,737	32,742,026
Jack in the Box, Inc.	91,794	1,553,155
KinderCare Learning Cos., Inc. *	152,706	534,471
Krispy Kreme, Inc. (a)	457,820	1,716,825
Kura Sushi USA, Inc., Class A *	30,740	2,165,018
Laureate Education, Inc. *	651,972	21,084,775
Liberty Live Holdings, Inc., Class C *	339,961	33,877,114
Life Time Group Holdings, Inc. *	736,650	19,889,550
Lincoln Educational Services Corp. *	142,154	5,151,661
Lindblad Expeditions Holdings, Inc. *	187,733	3,700,217
Lucky Strike Entertainment Corp., Class A (a)	74,404	622,762
Marriott Vacations Worldwide Corp.	133,999	8,711,275
Matthews International Corp., Class A	149,146	3,941,929
McGraw Hill, Inc. *	119,446	1,672,244
Mister Car Wash, Inc. *	477,326	3,398,561
Monarch Casino & Resort, Inc.	60,284	5,793,292
Navan, Inc., Class A *	179,531	1,748,632
OneSpaWorld Holdings Ltd.	496,429	10,688,116
Papa John's International, Inc.	158,938	4,982,706
Penn Entertainment, Inc. *	623,227	9,747,270
Perdoceo Education Corp.	294,493	9,821,342
Phoenix Education Partners, Inc. (a)	20,540	607,984
Planet Fitness, Inc., Class A *	402,656	33,078,190
Portillo's, Inc., Class A *	347,021	1,853,092
Pursuit Attractions & Hospitality, Inc. *	103,796	3,607,949
RCI Hospitality Holdings, Inc.	37,301	825,471
Red Rock Resorts, Inc., Class A	235,095	14,235,002
Rush Street Interactive, Inc. *	477,555	9,431,711
SECURITY	NUMBER OF SHARES	VALUE ($)
Sabre Corp. *	1,918,178	2,263,450
Serve Robotics, Inc. *(a)	287,072	2,867,849
Shake Shack, Inc., Class A *	195,050	18,726,751
SHARPLINK, Inc. *	958,640	6,537,925
Six Flags Entertainment Corp. *	490,077	8,346,011
Strategic Education, Inc.	113,170	9,311,628
Stride, Inc. *	210,110	17,729,082
Sweetgreen, Inc., Class A *	514,857	2,857,456
Target Hospitality Corp. *	155,233	1,209,265
Travel & Leisure Co.	312,832	23,055,718
Udemy, Inc. *	441,839	2,222,450
United Parks & Resorts, Inc. *	133,074	4,629,645
Universal Technical Institute, Inc. *	242,788	8,788,926
Vail Resorts, Inc.	174,694	23,725,192
Venu Holding Corp. *(a)	149,983	772,412
Wendy's Co. (a)	765,559	5,864,182
Xponential Fitness, Inc., Class A *	132,794	565,702
		699,732,491

Consumer Staples Distribution & Retail 0.3%
Andersons, Inc.	163,553	10,678,375
Chefs' Warehouse, Inc. *	176,010	12,565,354
Grocery Outlet Holding Corp. *	475,786	4,700,766
Ingles Markets, Inc., Class A	65,456	5,570,306
Natural Grocers by Vitamin Cottage, Inc.	50,884	1,375,395
PriceSmart, Inc.	122,976	19,014,549
United Natural Foods, Inc. *	293,795	11,225,907
Weis Markets, Inc.	45,594	3,089,449
		68,220,101

Energy 4.7%
Antero Midstream Corp.	1,618,963	36,394,288
Archrock, Inc.	852,165	30,106,989
Atlas Energy Solutions, Inc.	373,504	3,596,844
BKV Corp. *	120,152	3,764,362
Bristow Group, Inc. *	121,862	5,812,817
Cactus, Inc., Class A	334,187	18,046,098
California Resources Corp.	380,350	22,379,794
Calumet, Inc. *	311,587	8,400,386
Centrus Energy Corp., Class A *	84,974	17,214,883
Chord Energy Corp.	276,204	29,932,228
Clean Energy Fuels Corp. *	836,816	1,891,204
CNX Resources Corp. *	655,243	27,376,053
Comstock Resources, Inc. *	384,269	7,535,515
Core Laboratories, Inc.	224,287	3,945,208
Core Natural Resources, Inc.	248,498	20,396,716
Crescent Energy Co., Class A	1,178,022	13,735,737
CVR Energy, Inc. *	146,180	3,531,709
Delek U.S. Holdings, Inc.	292,437	11,144,774
DMC Global, Inc. *	86,459	509,244
Dorian LPG Ltd.	178,254	6,593,615
Excelerate Energy, Inc., Class A	115,812	4,661,433
Expro Group Holdings NV *	488,106	8,717,573
Flowco Holdings, Inc., Class A	106,152	2,394,789
Granite Ridge Resources, Inc.	310,156	1,569,389
Green Plains, Inc. *	336,400	4,618,772
Gulfport Energy Corp. *	75,947	15,847,101
Helix Energy Solutions Group, Inc. *	661,473	6,078,937
Helmerich & Payne, Inc.	482,111	16,979,949
HighPeak Energy, Inc. (a)	116,507	607,001
Innovex International, Inc. *	187,009	4,927,687
International Seaways, Inc.	196,281	14,825,104
Kinetik Holdings, Inc. (a)	221,526	10,077,218
Kodiak Gas Services, Inc.	403,021	21,992,856
Kosmos Energy Ltd. *	2,311,447	5,385,672
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Energy, Inc.	785,176	22,055,594
Magnolia Oil & Gas Corp., Class A	890,745	24,780,526
Matador Resources Co.	567,550	29,172,070
Murphy Oil Corp.	649,744	21,539,014
Nabors Industries Ltd. *	70,141	5,479,415
New Fortress Energy, Inc. *	573,244	624,836
NextDecade Corp. *	673,289	3,629,028
Noble Corp. PLC	608,715	27,653,922
Northern Oil & Gas, Inc.	469,815	12,962,196
NOV, Inc.	1,769,155	35,843,080
Oceaneering International, Inc. *	485,263	17,226,837
Par Pacific Holdings, Inc. *	245,428	10,472,413
Patterson-UTI Energy, Inc.	1,676,944	14,270,793
PBF Energy, Inc., Class A	400,349	14,252,424
Peabody Energy Corp.	591,457	18,654,554
ProFrac Holding Corp., Class A *	97,951	484,857
ProPetro Holding Corp. *	460,590	5,586,957
REX American Resources Corp. *	137,322	4,883,170
Riley Exploration Permian, Inc.	48,372	1,395,049
RPC, Inc.	438,602	2,548,278
Sable Offshore Corp. *(a)	593,598	4,897,184
SandRidge Energy, Inc.	153,446	2,689,908
Seadrill Ltd. *	301,708	13,238,947
Select Water Solutions, Inc.	546,830	7,475,166
SM Energy Co.	1,097,691	25,389,593
Solaris Energy Infrastructure, Inc.	222,834	11,059,251
Talos Energy, Inc. *	614,597	7,528,813
TETRA Technologies, Inc. *	648,029	5,611,931
Tidewater, Inc. *	223,296	17,734,168
Transocean Ltd. *	4,817,636	31,218,281
Uranium Energy Corp. *	2,345,140	35,950,996
VAALCO Energy, Inc.	504,333	2,597,315
Valaris Ltd. *	313,713	30,069,391
Venture Global, Inc., Class A (a)	2,331,591	22,593,117
Viper Energy, Inc., Class A	816,956	38,021,132
Vitesse Energy, Inc. (a)	136,532	2,636,433
Weatherford International PLC	347,848	36,684,050
World Kinect Corp.	268,302	6,694,135
		966,596,769

Equity Real Estate Investment Trusts (REITs) 5.3%
Acadia Realty Trust	635,385	13,292,254
Agree Realty Corp.	557,060	44,832,189
Alexander & Baldwin, Inc.	351,680	7,311,427
Alexander's, Inc.	10,413	2,443,098
American Assets Trust, Inc.	226,718	4,425,535
American Healthcare REIT, Inc.	858,917	44,869,824
Americold Realty Trust, Inc.	1,380,492	18,484,788
Apple Hospitality REIT, Inc.	1,068,437	13,099,038
Armada Hoffler Properties, Inc.	388,872	2,430,450
Brandywine Realty Trust	844,541	2,694,086
Brixmor Property Group, Inc.	1,486,362	44,992,178
Broadstone Net Lease, Inc.	918,293	17,805,701
CareTrust REIT, Inc.	1,084,171	44,039,026
CBL & Associates Properties, Inc.	75,395	2,848,423
Centerspace	80,930	5,090,497
Chatham Lodging Trust	229,788	1,771,665
Community Healthcare Trust, Inc.	121,652	2,079,033
COPT Defense Properties	547,088	17,386,457
Cousins Properties, Inc.	813,565	18,842,165
Curbline Properties Corp.	470,784	13,092,503
DiamondRock Hospitality Co.	992,667	9,966,377
Diversified Healthcare Trust	1,052,879	7,117,462
Douglas Emmett, Inc.	816,725	8,077,410
Easterly Government Properties, Inc.	213,752	4,976,147
Empire State Realty Trust, Inc., Class A	678,960	3,992,285
SECURITY	NUMBER OF SHARES	VALUE ($)
EPR Properties	368,732	21,906,368
Essential Properties Realty Trust, Inc.	961,421	32,630,629
First Industrial Realty Trust, Inc.	643,278	40,616,573
Four Corners Property Trust, Inc.	516,700	13,186,184
Franklin Street Properties Corp., Class A	403,678	332,106
Getty Realty Corp.	259,331	8,511,243
Gladstone Commercial Corp.	235,170	2,937,273
Global Net Lease, Inc.	960,685	9,049,653
Healthcare Realty Trust, Inc.	1,706,203	31,479,445
Highwoods Properties, Inc.	535,228	12,037,278
Hudson Pacific Properties, Inc. *	261,714	1,894,809
Independence Realty Trust, Inc.	1,156,596	19,164,796
Industrial Logistics Properties Trust	290,274	1,701,006
Innovative Industrial Properties, Inc.	135,626	7,182,753
InvenTrust Properties Corp.	377,458	11,776,690
JBG SMITH Properties	285,053	4,335,656
Kilroy Realty Corp.	527,283	15,723,579
Kite Realty Group Trust	1,052,165	27,408,898
LTC Properties, Inc.	232,283	9,216,989
LXP Industrial Trust	286,976	14,222,531
Macerich Co.	1,240,015	25,383,107
Medical Properties Trust, Inc.	2,388,558	13,758,094
Millrose Properties, Inc.	749,632	23,508,460
National Health Investors, Inc.	230,503	19,378,387
National Storage Affiliates Trust	344,734	12,072,585
NETSTREIT Corp.	404,723	8,406,097
NexPoint Diversified Real Estate Trust	201,066	894,744
NexPoint Residential Trust, Inc.	106,039	2,989,239
One Liberty Properties, Inc.	78,862	1,852,468
Orion Properties, Inc.	264,759	659,250
Outfront Media, Inc.	705,118	20,314,450
Park Hotels & Resorts, Inc.	972,537	10,999,393
Peakstone Realty Trust	158,991	3,316,552
Pebblebrook Hotel Trust	547,128	7,019,652
Phillips Edison & Co., Inc.	609,044	23,923,248
Piedmont Realty Trust, Inc., Class A *	600,908	4,560,892
Rayonier, Inc.	1,347,194	28,951,208
RLJ Lodging Trust	724,137	5,807,579
Ryman Hospitality Properties, Inc.	305,679	30,185,801
Sabra Health Care REIT, Inc.	1,212,366	24,914,121
Safehold, Inc.	222,008	3,583,209
Saul Centers, Inc.	59,921	2,042,108
Service Properties Trust (b)	751,286	1,727,958
Sila Realty Trust, Inc.	267,766	6,889,619
SITE Centers Corp.	254,986	1,570,714
SL Green Realty Corp.	344,433	12,692,356
Smartstop Self Storage REIT, Inc.	269,960	9,003,166
STAG Industrial, Inc.	905,723	35,522,456
Summit Hotel Properties, Inc.	510,124	2,300,659
Sunstone Hotel Investors, Inc.	920,373	8,541,061
Tanger, Inc.	558,006	20,679,702
Terreno Realty Corp.	501,459	33,126,382
UMH Properties, Inc.	392,393	5,917,286
Universal Health Realty Income Trust	61,910	2,700,514
Urban Edge Properties	608,034	12,920,723
Veris Residential, Inc.	392,469	7,398,041
Vornado Realty Trust	783,910	21,620,238
Whitestone REIT	218,290	3,315,825
Xenia Hotels & Resorts, Inc.	463,177	7,077,345
		1,108,799,166

Financial Services 5.9%
Acadian Asset Management, Inc.	128,576	6,925,103
Adamas Trust, Inc.	405,752	3,343,396
Affiliated Managers Group, Inc.	136,523	41,800,612
Alerus Financial Corp.	123,481	2,943,787
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ALT5 Sigma Corp. *	513,353	713,561
AlTi Global, Inc. *	215,481	954,581
Apollo Commercial Real Estate Finance, Inc.	631,820	6,697,292
Arbor Realty Trust, Inc. (a)	957,051	7,589,414
ARMOUR Residential REIT, Inc. (a)	544,757	9,778,388
Artisan Partners Asset Management, Inc., Class A	341,882	13,771,007
Atlanticus Holdings Corp. *	27,000	1,412,370
BGC Group, Inc., Class A	1,742,533	16,588,914
Blackstone Mortgage Trust, Inc., Class A	765,075	14,697,091
BRC Group Holdings, Inc. *(a)	88,557	571,193
Bread Financial Holdings, Inc.	221,455	15,692,301
BrightSpire Capital, Inc.	627,073	3,643,294
Cannae Holdings, Inc.	213,649	2,606,518
Cantaloupe, Inc. *	283,830	2,963,185
Cass Information Systems, Inc.	57,327	2,544,172
Chime Financial, Inc., Class A *	164,207	3,633,901
Chimera Investment Corp.	406,455	5,531,853
Claros Mortgage Trust, Inc. *	627,212	1,499,037
Cohen & Steers, Inc.	133,360	8,917,783
Credit Acceptance Corp. *	29,986	14,188,775
Dave, Inc. *	53,927	10,422,471
Diamond Hill Investment Group, Inc.	12,064	2,073,440
DigitalBridge Group, Inc.	807,734	12,479,490
Donnelley Financial Solutions, Inc. *	127,821	6,360,373
Dynex Capital, Inc.	714,398	10,023,004
Ellington Financial, Inc.	525,123	6,522,028
Enact Holdings, Inc.	141,453	5,918,394
Encore Capital Group, Inc. *	107,403	7,334,551
Enova International, Inc. *	120,084	16,697,680
Essent Group Ltd.	469,041	28,536,454
Euronet Worldwide, Inc. *	189,729	13,195,652
EVERTEC, Inc.	310,397	8,787,339
EZCORP, Inc., Class A *	280,768	7,448,775
Federal Agricultural Mortgage Corp., Class C	47,569	7,499,729
Federated Hermes, Inc.	357,979	20,050,404
Figure Technology Solutions, Inc., Class A *(a)	154,394	3,903,080
FirstCash Holdings, Inc.	188,283	36,299,080
Flywire Corp. *	531,493	6,542,679
Forge Global Holdings, Inc. *	43,646	1,964,070
Franklin BSP Realty Trust, Inc.	398,791	3,640,962
Galaxy Digital, Inc., Class A *	933,530	19,221,383
GCM Grosvenor, Inc., Class A	256,908	2,974,995
Gemini Space Station, Inc., Class A *(a)	71,690	432,291
Granite Point Mortgage Trust, Inc.	211,125	367,357
Green Dot Corp., Class A *	246,585	2,850,523
HA Sustainable Infrastructure Capital, Inc.	610,530	22,296,556
Hamilton Lane, Inc., Class A	198,547	20,835,522
Innventure, Inc. *(a)	148,066	420,507
International Money Express, Inc. *	143,219	2,259,996
Invesco Mortgage Capital, Inc.	341,799	2,881,366
Jackson Financial, Inc., Class A	330,144	36,144,165
Janus Henderson Group PLC	599,718	31,245,308
Jefferson Capital, Inc.	82,619	1,704,430
KKR Real Estate Finance Trust, Inc.	260,257	1,808,786
Ladder Capital Corp.	534,091	5,538,524
Lazard, Inc., Class A	547,089	27,682,703
LendingClub Corp. *	562,344	8,384,549
LendingTree, Inc. *	54,087	2,021,231
Marqeta, Inc., Class A *	1,869,037	7,177,102
Merchants Bancorp	142,737	6,034,920
SECURITY	NUMBER OF SHARES	VALUE ($)
MFA Financial, Inc.	492,352	4,977,679
MGIC Investment Corp.	1,085,681	28,803,117
Miami International Holdings, Inc. *	105,882	4,510,573
Moelis & Co., Class A	359,295	21,327,751
Navient Corp.	324,082	2,848,681
NCR Atleos Corp. *	359,846	15,933,981
Nelnet, Inc., Class A	67,794	8,776,611
NerdWallet, Inc., Class A *	166,025	1,801,371
NewtekOne, Inc.	130,776	1,605,929
NMI Holdings, Inc., Class A *	373,029	14,663,770
OneMain Holdings, Inc.	571,436	31,440,409
Open Lending Corp., Class A *	494,644	657,877
Oppenheimer Holdings, Inc., Class A	29,158	2,516,044
Orchid Island Capital, Inc. (a)	808,018	6,011,654
Paymentus Holdings, Inc., Class A *	243,500	5,958,445
Payoneer Global, Inc. *	1,407,024	6,078,344
PennyMac Financial Services, Inc.	141,229	12,983,182
PennyMac Mortgage Investment Trust	419,174	5,139,073
Perella Weinberg Partners, Class A	319,183	5,908,077
Piper Sandler Cos.	80,661	23,839,359
PJT Partners, Inc., Class A	118,253	17,463,603
PRA Group, Inc. *	188,966	2,976,214
Priority Technology Holdings, Inc. *	130,526	724,419
PROG Holdings, Inc.	191,556	6,744,687
Radian Group, Inc.	659,041	22,750,095
Ready Capital Corp.	743,101	1,374,737
Redwood Trust, Inc.	607,431	3,674,958
Remitly Global, Inc. *	834,380	13,934,146
Repay Holdings Corp. *	326,222	906,897
Ridgepost Capital, Inc., Class A	302,907	2,444,459
Rithm Capital Corp.	2,687,933	27,013,727
Rocket Cos., Inc., Class A	4,695,420	85,409,690
Sezzle, Inc. *	82,488	6,017,500
Shift4 Payments, Inc., Class A *(a)	327,120	14,416,178
SLM Corp.	986,375	18,484,667
StepStone Group, Inc., Class A	353,751	15,260,818
StoneX Group, Inc. *	225,581	28,761,577
Sui Group Holdings Ltd. *(a)	160,296	201,973
TPG RE Finance Trust, Inc.	376,996	3,189,386
TPG, Inc.	625,672	27,166,678
Two Harbors Investment Corp.	504,315	5,209,574
Upstart Holdings, Inc. *	415,287	11,308,265
UWM Holdings Corp.	1,154,095	5,089,559
Velocity Financial, Inc. *	46,242	859,639
Victory Capital Holdings, Inc., Class A	233,021	16,120,393
Virtu Financial, Inc., Class A	388,628	16,093,085
Virtus Investment Partners, Inc.	30,680	4,244,885
Walker & Dunlop, Inc.	165,514	7,615,299
Waterstone Financial, Inc.	72,120	1,284,457
Western Union Co.	1,542,517	14,854,439
WEX, Inc. *	166,478	24,836,853
WisdomTree, Inc.	559,797	9,578,127
World Acceptance Corp. *	13,851	1,868,223
		1,230,650,531

Food, Beverage & Tobacco 1.3%
B&G Foods, Inc.	388,976	2,065,463
Beyond Meat, Inc. *(a)	2,185,193	2,066,318
Boston Beer Co., Inc., Class A *	37,424	8,487,015
BRC, Inc., Class A *	460,880	290,124
Calavo Growers, Inc.	80,583	2,162,848
Cal-Maine Foods, Inc.	220,920	19,244,341
Darling Ingredients, Inc. *	767,200	40,784,352
Flowers Foods, Inc.	1,027,001	10,146,770
Fresh Del Monte Produce, Inc.	160,530	6,891,553
Freshpet, Inc. *	236,508	19,973,101
Hain Celestial Group, Inc. *(b)	448,857	358,816
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ingredion, Inc.	307,825	36,157,124
J&J Snack Foods Corp.	75,329	6,558,143
John B Sanfilippo & Son, Inc.	44,420	3,669,536
Marzetti Co.	98,598	16,203,595
MGP Ingredients, Inc.	66,372	1,261,068
Mission Produce, Inc. *	204,733	2,905,161
National Beverage Corp. *	112,922	4,104,715
Post Holdings, Inc. *	232,334	24,697,104
Seaboard Corp.	1,233	6,328,619
Seneca Foods Corp., Class A *	25,064	3,483,395
Simply Good Foods Co. *	448,034	7,643,460
SunOpta, Inc. *	459,689	2,978,785
Tootsie Roll Industries, Inc.	95,139	4,017,720
Turning Point Brands, Inc.	92,668	12,694,589
Universal Corp.	121,493	6,527,819
Utz Brands, Inc.	377,196	3,504,151
Vita Coco Co., Inc. *	213,125	12,374,037
Vital Farms, Inc. *	179,906	3,794,218
Westrock Coffee Co. *(a)	181,614	802,734
		272,176,674

Health Care Equipment & Services 4.7%
Acadia Healthcare Co., Inc. *	449,091	10,526,693
Accendra Health, Inc. *(b)	357,719	865,680
AdaptHealth Corp. *	518,907	4,747,999
Addus HomeCare Corp. *	88,099	9,120,889
agilon health, Inc. *	1,550,190	913,527
AirSculpt Technologies, Inc. *(a)	78,918	124,690
Alignment Healthcare, Inc. *	710,850	13,662,537
Alphatec Holdings, Inc. *	552,224	7,521,291
AMN Healthcare Services, Inc. *	185,900	3,621,332
AngioDynamics, Inc. *	196,768	2,251,026
Ardent Health, Inc. *	116,881	1,097,513
Artivion, Inc. *	201,366	7,752,591
Astrana Health, Inc. *	208,765	4,244,192
AtriCure, Inc. *	241,360	7,544,914
Avanos Medical, Inc. *	225,085	3,173,699
Aveanna Healthcare Holdings, Inc. *	343,680	2,529,485
Axogen, Inc. *	223,068	7,077,948
Beta Bionics, Inc. *	191,860	2,423,192
Billiontoone, Inc., Class A *(a)	21,244	1,621,555
Bioventus, Inc., Class A *	219,818	1,930,002
BrightSpring Health Services, Inc. *	552,684	22,897,698
Brookdale Senior Living, Inc. *	1,154,800	17,668,440
Butterfly Network, Inc. *	996,940	3,778,403
Castle Biosciences, Inc. *	140,584	4,157,069
Ceribell, Inc. *	105,284	1,965,652
Certara, Inc. *	584,549	4,138,607
Cerus Corp. *	932,037	2,386,015
Claritev Corp. *(a)	36,568	492,571
Clover Health Investments Corp. *	1,914,626	4,001,568
Community Health Systems, Inc. *	554,896	1,919,940
Concentra Group Holdings Parent, Inc.	580,460	13,907,822
CONMED Corp.	149,975	6,898,850
CorVel Corp. *	151,962	7,838,200
Cross Country Healthcare, Inc. *	149,834	1,303,556
Definitive Healthcare Corp. *	204,688	262,001
Dentsply Sirona, Inc.	967,354	14,200,757
DocGo, Inc. *	443,068	318,123
Doximity, Inc., Class A *	666,350	16,345,566
Embecta Corp.	283,477	2,908,474
Enovis Corp. *	277,402	7,065,429
Ensign Group, Inc.	278,901	59,732,227
Envista Holdings Corp. *	798,441	23,322,462
Evolent Health, Inc., Class A *	539,000	1,751,750
Fulgent Genetics, Inc. *	98,218	1,505,682
SECURITY	NUMBER OF SHARES	VALUE ($)
GeneDx Holdings Corp. *	104,135	8,300,601
Glaukos Corp. *	278,770	33,563,908
Globus Medical, Inc., Class A *	540,307	51,577,706
GoodRx Holdings, Inc., Class A *	461,704	863,386
Guardant Health, Inc. *	627,509	58,923,095
Haemonetics Corp. *	227,584	14,410,619
Health Catalyst, Inc. *	352,160	570,499
HealthEquity, Inc. *	418,109	31,981,157
HealthStream, Inc.	115,270	2,447,182
HeartFlow, Inc. *	86,134	1,994,863
Hims & Hers Health, Inc. *	1,011,508	14,687,096
Hinge Health, Inc., Class A *	73,054	3,123,789
ICU Medical, Inc. *	119,726	18,028,341
Innovage Holding Corp. *	107,048	959,150
Inspire Medical Systems, Inc. *	127,684	8,236,895
Integer Holdings Corp. *	169,864	14,723,812
Integra LifeSciences Holdings Corp. *	324,693	3,695,006
iRadimed Corp.	38,944	4,031,872
IRhythm Holdings, Inc. *	156,650	20,951,938
Kestra Medical Technologies Ltd. *	61,149	1,423,549
Lantheus Holdings, Inc. *	321,365	24,073,452
LeMaitre Vascular, Inc.	101,143	10,941,650
LifeStance Health Group, Inc. *	847,140	6,133,294
LivaNova PLC *	265,308	18,730,745
Merit Medical Systems, Inc. *	287,211	22,166,945
Nakamoto, Inc. *	2,080,506	509,932
National HealthCare Corp.	60,232	9,847,932
National Research Corp.	65,403	877,054
Neogen Corp. *	1,051,686	11,810,434
NeoGenomics, Inc. *	625,875	6,152,351
Novocure Ltd. *	493,267	6,742,960
Omada Health, Inc. *	38,708	475,334
OmniAb, Inc., Class A *(c)	25,234	0
OmniAb, Inc., Class B *(c)	25,234	0
Omnicell, Inc. *	216,690	8,905,959
OPKO Health, Inc. *	2,076,135	2,491,362
Option Care Health, Inc. *	771,386	25,039,190
OraSure Technologies, Inc. *	355,592	1,120,115
Orchestra BioMed Holdings, Inc. *	181,026	792,894
Orthofix Medical, Inc. *	192,025	2,598,098
OrthoPediatrics Corp. *	81,686	1,565,921
PACS Group, Inc. *	209,836	7,661,112
Pediatrix Medical Group, Inc. *	406,678	8,072,558
Pennant Group, Inc. *	167,662	5,651,886
Phreesia, Inc. *	274,098	3,379,628
Privia Health Group, Inc. *	562,943	13,369,896
PROCEPT BioRobotics Corp. *	269,795	6,121,649
Progyny, Inc. *	389,054	6,882,365
Pulse Biosciences, Inc. *(a)	87,991	1,648,071
QuidelOrtho Corp. *	328,829	7,477,571
RadNet, Inc. *	337,587	23,566,948
RxSight, Inc. *	176,528	1,320,429
Schrodinger, Inc. *	271,841	3,278,402
Select Medical Holdings Corp.	532,129	7,965,971
Senseonics Holdings, Inc. *(a)	182,188	1,506,695
SI-BONE, Inc. *	185,978	2,886,379
Sight Sciences, Inc. *	166,021	856,668
Simulations Plus, Inc. *	82,733	1,011,825
STAAR Surgical Co. *	240,281	4,781,592
Surgery Partners, Inc. *	371,019	5,750,795
Tandem Diabetes Care, Inc. *	327,380	8,282,714
Teladoc Health, Inc. *	855,671	4,500,829
Teleflex, Inc.	214,071	26,129,506
TransMedics Group, Inc. *	165,751	24,076,990
Treace Medical Concepts, Inc. *	233,448	434,213
TruBridge, Inc. *	48,007	926,055
U.S. Physical Therapy, Inc.	73,621	6,107,598
UFP Technologies, Inc. *	37,492	7,895,065
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Varex Imaging Corp. *	200,724	2,643,535
Waystar Holding Corp. *	558,338	14,321,370
		977,496,018

Household & Personal Products 0.6%
Beauty Health Co. *	416,899	433,575
BellRing Brands, Inc. *	610,656	11,229,964
Central Garden & Pet Co. *	39,393	1,543,812
Central Garden & Pet Co., Class A *	251,714	8,694,201
Coty, Inc., Class A *	1,797,537	4,511,818
Edgewell Personal Care Co.	223,692	5,086,756
elf Beauty, Inc. *	289,793	26,675,446
Energizer Holdings, Inc.	294,736	6,363,350
Herbalife Ltd. *	499,664	9,753,441
Interparfums, Inc.	88,729	8,942,109
Medifast, Inc. *(b)	51,559	542,916
Niagen Bioscience, Inc. *	269,939	1,363,192
Nu Skin Enterprises, Inc., Class A (b)	239,263	2,028,950
Oil-Dri Corp. of America	50,194	3,405,161
Olaplex Holdings, Inc. *	621,366	1,000,399
Reynolds Consumer Products, Inc.	263,061	6,526,543
Spectrum Brands Holdings, Inc.	117,978	9,247,116
USANA Health Sciences, Inc. *	52,397	1,127,583
WD-40 Co.	65,568	15,618,298
		124,094,630

Insurance 2.6%
Abacus Global Management, Inc. (a)	155,266	1,417,579
American Integrity Insurance Group, Inc. *	33,693	685,989
AMERISAFE, Inc.	91,874	2,988,661
Assured Guaranty Ltd.	209,933	18,098,324
Ategrity Specialty Holdings LLC *	32,065	709,278
Axis Capital Holdings Ltd.	374,184	39,558,732
Baldwin Insurance Group, Inc., Class A *	345,868	8,034,514
Bowhead Specialty Holdings, Inc. *	82,113	2,079,922
Brighthouse Financial, Inc. *	277,050	16,617,459
CNO Financial Group, Inc.	461,834	19,309,279
Donegal Group, Inc., Class A	85,182	1,500,907
Employers Holdings, Inc.	108,227	4,475,186
F&G Annuities & Life, Inc.	181,523	4,111,496
First American Financial Corp.	494,244	34,651,447
Genworth Financial, Inc., Class A *	1,936,890	16,347,352
Goosehead Insurance, Inc., Class A *	121,894	6,606,655
Hagerty, Inc., Class A *	177,542	2,084,343
Hanover Insurance Group, Inc.	172,590	31,174,932
HCI Group, Inc.	52,217	9,212,123
Heritage Insurance Holdings, Inc. *	107,929	3,007,981
Hippo Holdings, Inc. *	100,667	2,895,183
Horace Mann Educators Corp.	197,760	8,604,538
James River Group Holdings, Inc.	222,133	1,554,931
Kemper Corp.	284,632	9,199,306
Lemonade, Inc. *	308,471	15,960,289
Lincoln National Corp.	819,920	28,123,256
MBIA, Inc. *	213,067	1,395,589
Mercury General Corp.	129,188	11,701,849
Neptune Insurance Holdings, Inc., Class A *	86,568	1,802,346
Octave Specialty Group, Inc. *	211,041	1,129,069
Oscar Health, Inc., Class A *	1,043,795	14,237,364
Palomar Holdings, Inc. *	128,474	15,893,519
Primerica, Inc.	154,839	39,276,461
ProAssurance Corp. *	249,368	6,121,984
RLI Corp.	446,148	27,803,943
Root, Inc., Class A *	66,015	3,424,858
SECURITY	NUMBER OF SHARES	VALUE ($)
Ryan Specialty Holdings, Inc.	550,143	21,648,127
Safety Insurance Group, Inc.	72,070	5,594,794
Selective Insurance Group, Inc.	293,515	24,667,001
Selectquote, Inc. *	687,558	591,369
SiriusPoint Ltd. *	504,564	10,666,483
Skyward Specialty Insurance Group, Inc. *	182,827	8,495,971
Slide Insurance Holdings, Inc. *	112,976	2,146,544
Stewart Information Services Corp.	135,497	9,618,932
Tiptree, Inc.	113,042	1,925,105
Trupanion, Inc. *	162,570	4,314,608
United Fire Group, Inc.	106,573	4,141,427
Universal Insurance Holdings, Inc.	123,478	4,342,721
White Mountains Insurance Group Ltd.	11,802	26,206,459
		536,156,185

Materials 4.9%
AdvanSix, Inc.	129,024	2,300,498
Alpha Metallurgical Resources, Inc. *	52,437	8,528,878
Ashland, Inc.	221,774	13,829,827
ASP Isotopes, Inc. *(a)	529,285	2,826,382
Aspen Aerogels, Inc. *	336,358	1,049,437
Avient Corp.	443,893	18,230,685
Balchem Corp.	157,279	28,535,129
Cabot Corp.	257,700	19,621,278
Celanese Corp.	531,752	26,555,695
Century Aluminum Co. *	257,219	13,262,212
Chemours Co.	724,898	13,222,139
Clearwater Paper Corp. *	78,282	1,173,447
Cleveland-Cliffs, Inc. *	2,768,266	29,509,716
Coeur Mining, Inc. *	3,114,906	84,569,698
Commercial Metals Co.	538,642	39,482,459
Compass Minerals International, Inc. *	167,354	4,217,321
Eagle Materials, Inc.	155,473	34,794,857
Ecovyst, Inc. *	553,118	6,233,640
Element Solutions, Inc.	1,104,317	38,750,484
FMC Corp.	605,755	8,928,829
Graphic Packaging Holding Co.	1,429,183	17,478,908
Greif, Inc., Class A	152,083	11,051,872
Hawkins, Inc.	101,285	15,101,593
HB Fuller Co.	262,308	17,238,882
Hecla Mining Co.	3,249,996	80,957,400
Huntsman Corp.	792,015	10,018,990
Ingevity Corp. *	174,767	12,588,467
Innospec, Inc.	120,488	9,226,971
Ivanhoe Electric, Inc. *	518,372	8,910,815
Kaiser Aluminum Corp.	78,105	10,164,585
Knife River Corp. *	274,485	24,423,675
Koppers Holdings, Inc.	94,770	3,582,306
Kronos Worldwide, Inc.	111,294	646,618
Louisiana-Pacific Corp.	307,831	26,085,599
LSB Industries, Inc. *	259,419	3,014,449
Materion Corp.	100,567	16,398,455
Mativ Holdings, Inc.	265,811	2,881,391
McEwen, Inc. *	223,225	6,328,429
Mercer International, Inc.	222,526	400,547
Metallus, Inc. *	173,425	2,948,225
Minerals Technologies, Inc.	151,568	10,703,732
Myers Industries, Inc.	180,846	4,045,525
NewMarket Corp.	37,814	23,671,942
O-I Glass, Inc. *	746,676	10,005,458
Olin Corp.	554,074	14,056,857
Orion SA	273,008	1,553,416
Perimeter Solutions, Inc. *	682,578	16,026,931
PureCycle Technologies, Inc. *(a)	690,281	4,355,673
Quaker Chemical Corp.	66,499	9,777,348
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ramaco Resources, Inc., Class A *	222,432	3,367,620
Ranpak Holdings Corp. *	202,610	1,037,363
Ryerson Holding Corp.	214,282	5,605,617
Scotts Miracle-Gro Co.	215,706	15,125,305
Sealed Air Corp.	714,405	29,919,281
Sensient Technologies Corp.	205,647	20,879,340
Silgan Holdings, Inc.	424,970	20,419,808
Solstice Advanced Materials, Inc.	769,860	60,441,709
Sonoco Products Co.	479,400	27,071,718
Stepan Co.	104,213	5,303,400
SunCoke Energy, Inc.	411,650	2,346,405
Sylvamo Corp.	161,566	7,480,506
TriMas Corp.	155,660	6,083,193
Tronox Holdings PLC	578,067	4,323,941
U.S. Lime & Minerals, Inc.	51,215	5,846,704
USA Rare Earth, Inc. *(a)	458,330	8,662,437
Valhi, Inc.	10,863	151,756
Warrior Met Coal, Inc.	255,491	21,267,071
Worthington Steel, Inc.	157,615	6,550,479
		1,021,151,323

Media & Entertainment 2.2%
Advantage Solutions, Inc. *	512,091	267,465
AMC Entertainment Holdings, Inc., Class A *(a)	2,484,966	2,882,561
AMC Networks, Inc., Class A *(b)	153,223	1,251,832
Angel Studios, Inc. *(a)	394,875	1,547,910
Angi, Inc. *	177,855	1,383,712
Atlanta Braves Holdings, Inc., Class C *	277,379	12,124,236
Bumble, Inc., Class A *	379,292	1,153,048
Cable One, Inc. *	22,312	2,140,836
Cargurus, Inc. *	394,493	12,110,935
Cars.com, Inc. *	267,945	2,288,250
Cinemark Holdings, Inc.	500,992	14,148,014
Clear Channel Outdoor Holdings, Inc. *	1,567,340	3,761,616
DoubleVerify Holdings, Inc. *	653,567	6,888,596
EchoStar Corp., Class A *	653,828	75,536,749
Emerald Holding, Inc.	67,347	280,837
Eventbrite, Inc., Class A *	397,136	1,755,341
EverQuote, Inc., Class A *	131,953	2,084,857
EW Scripps Co., Class A *(b)	330,240	1,370,496
fuboTV, Inc., Class A *	1,660,900	1,943,253
Getty Images Holdings, Inc. *(a)	181,281	141,037
Gray Media, Inc. (b)	417,073	2,164,609
Grindr, Inc. *	213,552	2,430,222
IAC, Inc. *	316,727	12,136,979
Ibotta, Inc., Class A *(a)	64,328	1,606,270
iHeartMedia, Inc., Class A *	584,588	1,911,603
John Wiley & Sons, Inc., Class A	202,723	6,288,467
Lionsgate Studios Corp. *	1,113,704	10,023,336
Madison Square Garden Entertainment Corp. *	196,100	12,381,754
Madison Square Garden Sports Corp. *	87,274	28,945,295
Magnite, Inc. *	696,396	9,484,914
MediaAlpha, Inc., Class A *	158,948	1,579,943
MNTN, Inc., Class A *	51,820	505,763
National CineMedia, Inc.	455,617	1,621,997
New York Times Co., Class A	783,622	62,525,199
Nexstar Media Group, Inc.	138,436	34,750,205
Nextdoor Holdings, Inc. *	1,109,521	1,941,662
NIQ Global Intelligence PLC *(a)	242,205	3,228,593
Optimum Communications, Inc., Class A *	1,296,682	1,867,222
SECURITY	NUMBER OF SHARES	VALUE ($)
Playtika Holding Corp.	292,356	903,380
PubMatic, Inc., Class A *	168,208	1,362,485
QuinStreet, Inc. *	276,103	3,235,927
Rumble, Inc. *(a)	546,324	2,955,613
Scholastic Corp.	108,938	3,787,774
Shutterstock, Inc.	116,200	1,952,160
Sinclair, Inc.	190,289	3,109,322
Sphere Entertainment Co. *	128,501	15,292,904
Stagwell, Inc. *	521,608	2,514,151
Stubhub Holdings, Inc., Class A *(a)	154,525	1,478,804
TechTarget, Inc. *	138,915	487,592
TEGNA, Inc.	781,471	16,371,817
Thryv Holdings, Inc. *	200,785	465,821
TripAdvisor, Inc. *	570,688	5,769,656
Trump Media & Technology Group Corp. *	786,977	8,428,524
USA TODAY Co., Inc. *	597,646	3,555,994
Warner Music Group Corp., Class A	709,817	20,300,766
Webtoon Entertainment, Inc. *(a)	88,898	1,000,102
Yelp, Inc. *	285,118	6,355,280
Ziff Davis, Inc. *	192,917	5,224,192
ZipRecruiter, Inc., Class A *	307,608	556,770
ZoomInfo Technologies, Inc. *	1,332,639	8,275,688
		453,840,336

Pharmaceuticals, Biotechnology & Life Sciences 9.7%
10X Genomics, Inc., Class A *	567,381	13,078,132
4D Molecular Therapeutics, Inc. *	209,175	2,020,630
Absci Corp. *(a)	633,147	1,734,823
ACADIA Pharmaceuticals, Inc. *	606,153	14,887,118
Adaptive Biotechnologies Corp. *	572,898	9,177,826
ADMA Biologics, Inc. *	1,154,058	17,968,683
Agios Pharmaceuticals, Inc. *	281,848	8,520,265
Akebia Therapeutics, Inc. *	1,282,207	1,679,691
Alector, Inc. *	448,560	1,090,001
Alkermes PLC *	802,247	24,147,635
Allogene Therapeutics, Inc. *	787,501	2,189,253
Alumis, Inc. *	385,829	11,455,263
Amicus Therapeutics, Inc. *	1,497,610	21,520,656
Amneal Pharmaceuticals, Inc. *	822,800	11,362,868
Amphastar Pharmaceuticals, Inc. *	173,561	3,511,139
Amylyx Pharmaceuticals, Inc. *	409,174	6,207,170
AnaptysBio, Inc. *	96,187	5,295,094
Anavex Life Sciences Corp. *(a)	417,611	1,850,017
ANI Pharmaceuticals, Inc. *	87,834	6,490,933
Anika Therapeutics, Inc. *	67,578	970,420
Annexon, Inc. *	647,609	3,626,610
Apellis Pharmaceuticals, Inc. *	495,977	10,395,678
Apogee Therapeutics, Inc. *	235,452	16,481,640
Arbutus Biopharma Corp. *	745,633	3,474,650
Arcellx, Inc. *	210,436	23,945,512
Arcturus Therapeutics Holdings, Inc. *	134,759	1,109,067
Arcus Biosciences, Inc. *	415,997	8,473,859
Arcutis Biotherapeutics, Inc. *	540,929	14,588,855
Ardelyx, Inc. *	1,182,037	7,742,342
ArriVent Biopharma, Inc. *	149,208	3,427,308
Arrowhead Pharmaceuticals, Inc. *	670,583	42,427,786
ARS Pharmaceuticals, Inc. *(a)	315,782	2,930,457
Arvinas, Inc. *	310,149	4,115,677
Atea Pharmaceuticals, Inc. *	351,093	1,643,115
Atrium Therapeutics, Inc. *	68,679	1,013,015
Axsome Therapeutics, Inc. *	205,727	33,716,598
Azenta, Inc. *	197,763	5,335,646
Beam Therapeutics, Inc. *	481,048	13,690,626
Bicara Therapeutics, Inc. *	153,551	2,576,586
BioAge Labs, Inc. *	125,248	2,789,273
BioCryst Pharmaceuticals, Inc. *	1,147,428	10,039,995
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Biohaven Ltd. *	558,385	6,432,595
BioLife Solutions, Inc. *	188,895	4,571,259
BridgeBio Oncology Therapeutics, Inc. *(a)	230,586	2,312,778
Bridgebio Pharma, Inc. *	822,510	54,680,465
Bruker Corp.	539,045	21,621,095
C4 Therapeutics, Inc. *	382,863	1,033,730
CareDx, Inc. *	248,408	4,660,134
Caribou Biosciences, Inc. *	431,620	820,078
Catalyst Pharmaceuticals, Inc. *	562,050	12,972,114
Celcuity, Inc. *	174,762	19,522,663
Celldex Therapeutics, Inc. *	322,122	9,692,651
CG oncology, Inc. *	332,196	19,533,125
Cogent Biosciences, Inc. *	745,542	28,964,307
Coherus Oncology, Inc. *	589,883	985,105
Collegium Pharmaceutical, Inc. *	154,682	6,445,599
Contineum Therapeutics, Inc., Class A *	92,243	1,415,008
Corcept Therapeutics, Inc. *	453,934	16,205,444
CorMedix, Inc. *(a)	352,950	2,516,533
Crinetics Pharmaceuticals, Inc. *	497,523	20,448,195
CRISPR Therapeutics AG *	463,151	27,853,901
CryoPort, Inc. *	241,656	2,034,743
Cullinan Therapeutics, Inc. *	249,874	3,873,047
Cytek Biosciences, Inc. *	538,016	2,410,312
Cytokinetics, Inc. *	593,206	36,909,277
Day One Biopharmaceuticals, Inc. *	356,888	3,783,013
Definium Therapeutics, Inc. *	480,596	8,386,400
Denali Therapeutics, Inc. *	718,161	15,210,650
Design Therapeutics, Inc. *	146,685	1,531,391
Dianthus Therapeutics, Inc. *	144,416	7,970,319
Disc Medicine, Inc. *	154,736	10,308,512
Dyne Therapeutics, Inc. *	699,664	10,928,752
Edgewise Therapeutics, Inc. *	361,290	10,997,668
Editas Medicine, Inc. *	483,589	1,063,896
Emergent BioSolutions, Inc. *	251,419	2,049,065
Enanta Pharmaceuticals, Inc. *	124,897	1,786,027
Enliven Therapeutics, Inc. *	214,911	6,380,708
Entrada Therapeutics, Inc. *	115,143	1,373,656
Erasca, Inc. *	1,147,824	15,679,276
Ethzilla Corp. *(a)	68,775	242,776
Evolus, Inc. *	313,827	1,349,456
Evommune, Inc. *(a)	44,899	1,167,374
EyePoint, Inc. *	374,883	6,582,945
Fate Therapeutics, Inc. *	515,140	762,407
Fortrea Holdings, Inc. *	445,753	4,778,472
Fulcrum Therapeutics, Inc. *	232,035	1,944,453
Geron Corp. *	2,594,623	4,358,967
Ginkgo Bioworks Holdings, Inc. *	213,654	1,442,164
Gossamer Bio, Inc. *	1,002,010	425,754
GRAIL, Inc. *	143,601	7,643,881
Gyre Therapeutics, Inc. *(a)	101,348	835,107
Halozyme Therapeutics, Inc. *	570,341	39,655,810
Harmony Biosciences Holdings, Inc. *	193,374	5,518,894
Harrow, Inc. *	160,960	8,720,813
Heron Therapeutics, Inc. *	883,424	1,051,275
Humacyte, Inc. *(a)	739,813	824,891
Ideaya Biosciences, Inc. *	425,310	13,694,982
ImmunityBio, Inc. *(a)	1,488,520	14,557,726
Immunome, Inc. *	503,830	11,013,724
Immunovant, Inc. *	372,762	10,336,690
Indivior Pharmaceuticals, Inc. *	605,137	19,800,083
Innoviva, Inc. *	343,013	7,875,578
Intellia Therapeutics, Inc. *	565,419	7,791,474
Ionis Pharmaceuticals, Inc. *	785,510	63,744,136
Iovance Biotherapeutics, Inc. *(a)	1,606,527	6,201,194
Ironwood Pharmaceuticals, Inc. *	700,434	2,395,484
Janux Therapeutics, Inc. *	232,868	3,169,333
SECURITY	NUMBER OF SHARES	VALUE ($)
KalVista Pharmaceuticals, Inc. *	188,535	3,069,350
Keros Therapeutics, Inc. *	94,193	1,336,599
Kodiak Sciences, Inc. *	190,440	5,103,792
Krystal Biotech, Inc. *	125,246	34,522,807
Kura Oncology, Inc. *	420,060	3,667,124
Kymera Therapeutics, Inc. *	295,618	27,004,704
Kyverna Therapeutics, Inc. *	110,850	910,078
LB Pharmaceuticals, Inc. *(a)	103,557	2,486,404
LENZ Therapeutics, Inc. *(a)	105,468	1,422,763
Lexicon Pharmaceuticals, Inc. *	920,465	1,353,084
Ligand Pharmaceuticals, Inc. *	95,477	18,934,044
Liquidia Corp. *	332,678	10,319,672
Lyell Immunopharma, Inc. *	68,488	1,643,712
Madrigal Pharmaceuticals, Inc. *	90,294	39,007,008
MannKind Corp. *	1,489,074	4,884,163
MapLight Therapeutics, Inc. *(a)	74,866	1,292,936
Maravai LifeSciences Holdings, Inc., Class A *	598,010	2,128,916
Maze Therapeutics, Inc. *	101,967	4,648,675
MBX Biosciences, Inc. *	121,497	3,954,727
Mesa Laboratories, Inc.	26,726	2,580,930
MiMedx Group, Inc. *	565,953	2,767,510
Mineralys Therapeutics, Inc. *	270,044	7,901,487
Mirum Pharmaceuticals, Inc. *	214,031	19,752,921
Monte Rosa Therapeutics, Inc. *	297,284	5,276,791
Myriad Genetics, Inc. *	450,557	2,077,068
Nektar Therapeutics *	130,710	9,016,376
Neumora Therapeutics, Inc. *	422,088	1,473,087
Novavax, Inc. *	786,980	7,979,977
Nurix Therapeutics, Inc. *	460,007	7,346,312
Nuvalent, Inc., Class A *	252,334	25,725,451
Nuvation Bio, Inc. *	1,160,736	6,859,950
Ocular Therapeutix, Inc. *	823,036	7,357,942
Olema Pharmaceuticals, Inc. *	195,637	4,734,415
Omeros Corp. *(a)	341,579	4,116,027
OmniAb, Inc. *	568,654	978,085
Organogenesis Holdings, Inc. *	356,132	1,143,184
Organon & Co.	1,259,420	9,181,172
ORIC Pharmaceuticals, Inc. *	371,506	4,996,756
Oruka Therapeutics, Inc. *	192,130	6,611,193
Pacific Biosciences of California, Inc. *	1,457,151	2,448,014
Pacira BioSciences, Inc. *	207,776	4,552,372
Perrigo Co. PLC	666,963	8,817,251
Perspective Therapeutics, Inc. *	292,186	1,577,804
Phathom Pharmaceuticals, Inc. *	220,752	2,772,645
Phibro Animal Health Corp., Class A	98,645	5,385,031
Praxis Precision Medicines, Inc. *	124,247	41,840,177
Precigen, Inc. *	852,289	3,230,175
Prestige Consumer Healthcare, Inc. *	233,850	16,205,805
Prime Medicine, Inc. *	528,759	2,442,867
ProKidney Corp. *(a)	512,640	1,148,314
Protagonist Therapeutics, Inc. *	284,738	26,218,675
Prothena Corp. PLC *	207,480	1,798,852
PTC Therapeutics, Inc. *	389,833	26,582,712
Quanterix Corp. *	209,632	1,373,090
Rapport Therapeutics, Inc. *	137,765	3,999,318
Recursion Pharmaceuticals, Inc., Class A *(a)	2,501,979	9,182,263
REGENXBIO, Inc. *	228,392	2,064,664
Relay Therapeutics, Inc. *	645,476	6,622,584
Replimune Group, Inc. *	343,904	2,630,866
Revolution Medicines, Inc. *	881,354	89,915,735
Rezolute, Inc. *	417,811	1,341,173
Rhythm Pharmaceuticals, Inc. *	295,067	27,361,563
Rigel Pharmaceuticals, Inc. *	86,819	3,016,092
Rocket Pharmaceuticals, Inc. *	432,790	2,168,278
Sana Biotechnology, Inc. *	782,782	3,295,512
Sangamo Therapeutics, Inc. *	1,621,949	701,169
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sarepta Therapeutics, Inc. *	509,647	8,541,684
Savara, Inc. *	656,768	3,953,743
Scholar Rock Holding Corp. *	410,085	18,154,463
Septerna, Inc. *(a)	109,792	3,186,164
Seres Therapeutics, Inc. *(a)	31,493	275,249
SIGA Technologies, Inc.	197,347	1,276,835
Sionna Therapeutics, Inc. *	68,260	2,494,220
Soleno Therapeutics, Inc. *	237,033	9,260,879
Sotera Health Co. *	1,007,144	16,366,090
Spyre Therapeutics, Inc. *	332,027	14,280,481
Standard BioTools, Inc. *	1,450,328	1,638,871
Stoke Therapeutics, Inc. *	250,944	9,136,871
Supernus Pharmaceuticals, Inc. *	278,361	15,234,697
Syndax Pharmaceuticals, Inc. *	422,748	9,177,859
Tango Therapeutics, Inc. *	481,624	5,365,291
Tarsus Pharmaceuticals, Inc. *	189,940	14,344,269
Taysha Gene Therapies, Inc. *	1,068,361	4,839,675
Terns Pharmaceuticals, Inc. *	417,862	17,600,347
TG Therapeutics, Inc. *	660,219	19,865,990
Theravance Biopharma, Inc. *	181,211	3,307,101
Third Harmonic Bio, Inc. *(c)	98,316	1,966
Travere Therapeutics, Inc. *	435,702	12,979,563
Trevi Therapeutics, Inc. *	500,354	5,964,220
Twist Bioscience Corp. *	292,385	13,718,704
Tyra Biosciences, Inc. *	113,095	3,767,194
Ultragenyx Pharmaceutical, Inc. *	469,141	10,973,208
uniQure NV *	304,439	4,758,382
Upstream Bio, Inc. *	164,159	1,260,741
Vanda Pharmaceuticals, Inc. *	290,545	2,588,756
Vaxcyte, Inc. *	626,347	38,670,664
Ventyx Biosciences, Inc. *	312,701	4,368,433
Vera Therapeutics, Inc. *	312,780	12,758,296
Veracyte, Inc. *	383,825	14,044,157
Vericel Corp. *	244,793	8,734,214
Viking Therapeutics, Inc. *	548,395	18,557,687
Vir Biotechnology, Inc. *	499,455	4,540,046
Viridian Therapeutics, Inc. *	412,495	12,119,103
WaVe Life Sciences Ltd. *	704,335	9,811,386
Xencor, Inc. *	345,194	4,408,127
Xeris Biopharma Holdings, Inc. *	799,342	4,891,973
Zenas Biopharma, Inc. *(a)	137,062	3,611,584
		2,007,040,622

Real Estate Management & Development 0.6%
Compass, Inc., Class A *	3,048,115	29,719,121
Cushman & Wakefield Ltd. *	1,124,823	15,083,877
eXp World Holdings, Inc.	434,762	3,030,291
Forestar Group, Inc. *	95,298	2,736,959
FRP Holdings, Inc. *	59,454	1,423,329
Howard Hughes Holdings, Inc. *	148,970	10,780,959
Kennedy-Wilson Holdings, Inc.	579,722	6,307,376
Marcus & Millichap, Inc.	116,235	3,069,766
Newmark Group, Inc., Class A	772,585	11,217,934
Opendoor Technologies, Inc. *	3,876,750	21,011,985
RE/MAX Holdings, Inc., Class A *	97,383	612,539
RMR Group, Inc., Class A	78,577	1,287,091
Seaport Entertainment Group, Inc. *	36,509	852,850
Seritage Growth Properties, Class A *	200,725	594,146
St. Joe Co.	193,571	13,970,019
Tejon Ranch Co. *	120,520	2,122,357
		123,820,599

Semiconductors & Semiconductor Equipment 3.7%
ACM Research, Inc., Class A *	257,684	14,347,845
Aehr Test Systems *	136,400	5,105,452
Allegro MicroSystems, Inc. *	600,771	21,910,118
SECURITY	NUMBER OF SHARES	VALUE ($)
Alpha & Omega Semiconductor Ltd. *	119,606	2,512,922
Ambarella, Inc. *	197,046	11,889,756
Ambiq Micro, Inc. *	19,303	592,602
Amkor Technology, Inc.	552,290	26,410,508
Axcelis Technologies, Inc. *	150,840	12,460,892
Blaize Holdings, Inc. *(a)	237,028	279,693
CEVA, Inc. *	115,597	2,411,354
Cirrus Logic, Inc. *	247,488	34,925,507
Cohu, Inc. *	225,759	6,817,922
Diodes, Inc. *	224,996	15,351,477
Enphase Energy, Inc. *	634,563	26,822,978
FormFactor, Inc. *	376,415	37,219,915
Ichor Holdings Ltd. *	166,900	7,936,095
Impinj, Inc. *	129,718	15,911,210
indie Semiconductor, Inc., Class A *	986,208	3,609,521
Kulicke & Soffa Industries, Inc.	252,637	17,613,852
MACOM Technology Solutions Holdings, Inc. *	310,578	77,060,613
MaxLinear, Inc. *	396,761	6,915,544
MKS, Inc.	325,709	79,622,822
Navitas Semiconductor Corp. *	961,231	8,651,079
Onto Innovation, Inc. *	237,671	51,310,792
PDF Solutions, Inc. *	154,700	5,225,766
Penguin Solutions, Inc. *	231,194	4,804,211
Photronics, Inc. *	287,772	10,771,306
Power Integrations, Inc.	269,404	12,909,840
Rambus, Inc. *	522,163	52,038,765
Rigetti Computing, Inc. *	1,604,624	27,952,550
Semtech Corp. *	421,101	37,991,732
Silicon Laboratories, Inc. *	159,563	32,635,420
SiTime Corp. *	106,306	42,297,031
SkyWater Technology, Inc. *	135,167	3,982,020
SolarEdge Technologies, Inc. *	291,043	10,302,922
Synaptics, Inc. *	189,424	15,430,479
Ultra Clean Holdings, Inc. *	219,522	13,320,595
Veeco Instruments, Inc. *	292,998	8,954,019
Wolfspeed, Inc. *(a)	43,644	860,660
		767,167,785

Software & Services 5.8%
8x8, Inc. *	689,160	1,474,802
A10 Networks, Inc.	345,657	6,657,354
ACI Worldwide, Inc. *	501,472	19,898,409
Adeia, Inc.	530,077	10,967,293
Agilysys, Inc. *	123,280	8,897,118
Alarm.com Holdings, Inc. *	242,645	11,610,563
Alkami Technology, Inc. *	383,637	6,347,274
Amplitude, Inc., Class A *	460,999	3,365,293
Appfolio, Inc., Class A *	111,993	19,907,876
Appian Corp., Class A *	196,480	5,240,122
Applied Digital Corp. *	1,207,661	32,932,915
Asana, Inc., Class A *	438,156	3,110,908
ASGN, Inc. *	207,747	8,912,346
Aurora Innovation, Inc. *	5,895,047	27,588,820
AvePoint, Inc. *	684,427	7,378,123
BigBear.ai Holdings, Inc. *(a)	2,121,051	8,399,362
Bill Holdings, Inc. *	431,553	19,208,424
Bit Digital, Inc. *	1,557,140	2,600,424
BitMine Immersion Technologies, Inc.	1,382,573	26,241,236
Blackbaud, Inc. *	177,147	8,598,715
BlackLine, Inc. *	242,665	8,553,941
Blend Labs, Inc., Class A *	1,078,444	1,811,786
Box, Inc., Class A *	702,292	16,538,977
Braze, Inc., Class A *	419,312	7,962,735
C3.ai, Inc., Class A *	589,076	4,683,154
CCC Intelligent Solutions Holdings, Inc. *	2,828,108	16,487,870
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cipher Digital, Inc. *	1,421,881	22,181,344
Cleanspark, Inc. *	1,364,299	13,574,775
Clear Secure, Inc., Class A	430,092	20,919,675
Clearwater Analytics Holdings, Inc., Class A *	1,398,705	32,715,710
Commerce.com, Inc. *	328,687	913,750
Commvault Systems, Inc. *	213,375	18,153,945
Confluent, Inc., Class A *	1,449,051	44,442,394
Consensus Cloud Solutions, Inc. *	91,318	2,746,845
Core Scientific, Inc. *	1,506,415	25,563,863
CS Disco, Inc. *	123,090	400,043
Daily Journal Corp. *	4,405	2,244,392
Digimarc Corp. *(a)	80,529	354,730
Digital Turbine, Inc. *	494,158	2,006,281
DigitalOcean Holdings, Inc. *	333,173	18,677,678
Dolby Laboratories, Inc., Class A	297,152	19,781,409
Domo, Inc., Class B *	161,318	579,132
Dropbox, Inc., Class A *	848,538	21,204,965
D-Wave Quantum, Inc. *	1,682,300	31,593,594
DXC Technology Co. *	845,872	10,649,528
EverCommerce, Inc. *(a)	89,451	1,026,897
Expensify, Inc., Class A *	264,669	251,462
Fastly, Inc., Class A *	681,423	13,028,808
Five9, Inc. *	379,614	6,620,468
Freshworks, Inc., Class A *	1,008,513	7,886,572
Gitlab, Inc., Class A *	681,969	17,935,785
Grid Dynamics Holdings, Inc. *	318,038	2,146,756
Hackett Group, Inc.	113,178	1,546,011
Hut 8 Corp. *	466,562	24,835,095
I3 Verticals, Inc., Class A *	101,104	2,262,708
Intapp, Inc. *	273,249	6,128,975
InterDigital, Inc.	124,980	45,808,919
Kaltura, Inc. *	435,697	605,619
Klaviyo, Inc., Class A *	668,167	11,632,787
Kyndryl Holdings, Inc. *	1,109,345	13,678,224
Life360, Inc. *	381,464	20,084,080
LiveRamp Holdings, Inc. *	310,844	8,445,631
MARA Holdings, Inc. *	1,832,222	16,380,065
N-able, Inc. *	363,748	1,600,491
nCino, Inc. *	512,909	8,278,351
NCR Voyix Corp. *	670,190	5,120,252
Netskope, Inc., Class A *	264,802	2,859,862
NextNav, Inc. *	433,183	6,969,914
ON24, Inc. *	183,057	1,466,287
OneSpan, Inc.	186,329	2,057,072
Onestream, Inc. *	391,358	9,232,135
PagerDuty, Inc. *	456,133	3,220,299
PAR Technology Corp. *	197,023	3,229,207
Pegasystems, Inc.	443,811	19,407,855
Pivotal Software, Inc. *(c)	272,619	0
Porch Group, Inc. *	475,786	3,906,203
Progress Software Corp. *	209,265	8,764,018
Q2 Holdings, Inc. *	303,667	14,612,456
Qualys, Inc. *	174,422	16,128,802
Rackspace Technology, Inc. *(a)	488,823	953,205
Rapid7, Inc. *	278,882	1,734,646
Red Violet, Inc. *	63,380	2,744,988
RingCentral, Inc., Class A *	373,812	13,625,447
Riot Platforms, Inc. *	1,566,210	25,513,561
Samsara, Inc., Class A *	1,691,442	48,882,674
SEMrush Holdings, Inc., Class A *	215,501	2,547,222
SentinelOne, Inc., Class A *	1,558,190	20,443,453
ServiceTitan, Inc., Class A *	274,952	19,903,775
Silvaco Group, Inc. *	42,658	143,331
SoundHound AI, Inc., Class A *(a)	1,876,897	16,141,314
Sprinklr, Inc., Class A *	595,331	3,464,826
Sprout Social, Inc., Class A *	254,549	1,641,841
SPS Commerce, Inc. *	182,785	10,329,180
SECURITY	NUMBER OF SHARES	VALUE ($)
Telos Corp. *	258,023	1,037,252
Tenable Holdings, Inc. *	579,570	11,145,131
Teradata Corp. *	453,714	14,287,454
Terawulf, Inc. *	1,608,037	26,082,360
TON Strategy Co. *(a)	230,077	446,349
Tucows, Inc., Class A *	43,237	785,184
UiPath, Inc., Class A *	2,046,405	21,957,926
Unisys Corp. *	318,769	774,609
Varonis Systems, Inc. *	571,063	13,191,555
Vertex, Inc., Class A *	356,237	5,158,312
Via Transportation, Inc., Class A *(a)	50,875	874,032
Weave Communications, Inc. *	319,244	1,608,990
Whitefiber, Inc. *(a)	51,013	859,569
Workiva, Inc. *	253,965	15,639,165
Xperi, Inc. *	229,964	1,409,679
Yext, Inc. *	504,289	2,864,362
Zeta Global Holdings Corp., Class A *	955,881	16,202,183
		1,193,631,534

Technology Hardware & Equipment 7.4%
908 Devices, Inc. *	137,246	946,997
ADTRAN Holdings, Inc. *	355,815	3,629,313
Advanced Energy Industries, Inc.	183,029	61,419,042
Aeva Technologies, Inc. *(a)	133,090	1,764,773
Applied Optoelectronics, Inc. *	311,906	26,271,842
Arlo Technologies, Inc. *	513,116	8,050,790
Avnet, Inc.	395,517	26,040,839
Badger Meter, Inc.	142,659	21,745,511
Bel Fuse, Inc., Class B	58,077	13,340,868
Belden, Inc.	191,012	27,372,020
Benchmark Electronics, Inc.	173,811	10,048,014
Calix, Inc. *	291,994	15,116,529
Clearfield, Inc. *	55,712	1,751,585
Corsair Gaming, Inc. *	227,074	1,246,636
Crane NXT Co.	239,551	11,567,918
CTS Corp.	140,301	7,388,251
Daktronics, Inc. *	202,077	5,209,545
Diebold Nixdorf, Inc. *	174,204	13,936,320
Digi International, Inc. *	180,011	8,788,137
ePlus, Inc.	127,692	10,299,637
Evolv Technologies Holdings, Inc. *	680,961	3,609,093
Extreme Networks, Inc. *	646,758	9,041,677
GPGI, Inc., Class A	342,053	7,679,090
Harmonic, Inc. *	541,102	5,751,914
Insight Enterprises, Inc. *	150,880	12,607,533
IPG Photonics Corp. *	122,760	16,151,533
Itron, Inc. *	221,904	20,847,881
Kimball Electronics, Inc. *	118,241	2,954,843
Knowles Corp. *	415,141	11,279,381
Lightwave Logic, Inc. *	629,343	2,775,403
Littelfuse, Inc.	120,741	42,556,373
Lumentum Holdings, Inc. *	344,042	241,142,478
Methode Electronics, Inc.	171,214	1,448,470
MicroVision, Inc. *	1,451,584	1,133,832
Mirion Technologies, Inc. *	1,201,962	25,974,399
Napco Security Technologies, Inc.	174,221	8,120,441
NETGEAR, Inc. *	136,501	2,814,651
NetScout Systems, Inc. *	331,324	9,677,974
nLight, Inc. *	265,543	14,920,861
Novanta, Inc. *	173,478	23,320,648
Ondas, Inc. *(a)	1,877,108	18,921,249
OSI Systems, Inc. *	77,316	22,050,523
Ouster, Inc. *	289,077	5,478,009
PC Connection, Inc.	55,458	3,380,165
Plexus Corp. *	130,832	25,398,416
Powerfleet, Inc. NJ *	569,771	2,034,083
Quantum Computing, Inc. *(a)	926,613	7,792,815
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ralliant Corp.	547,335	25,117,203
Ribbon Communications, Inc. *	447,696	998,362
Rogers Corp. *	81,656	8,804,967
Sandisk Corp. *	716,198	455,043,561
Sanmina Corp. *	264,713	41,099,340
ScanSource, Inc. *	97,496	3,585,903
SmartRent, Inc. *	839,826	1,276,536
TTM Technologies, Inc. *	501,097	52,234,351
Viasat, Inc. *	655,550	30,011,079
Viavi Solutions, Inc. *	1,082,511	32,161,402
Vishay Intertechnology, Inc.	598,278	11,199,764
Vistance Networks, Inc. *	1,075,996	18,905,250
Vontier Corp.	704,877	28,843,567
Xerox Holdings Corp.	568,949	1,024,108
		1,535,103,695

Telecommunication Services 0.7%
Anterix, Inc. *	90,210	3,329,651
Array Digital Infrastructure, Inc.	69,579	3,390,585
ATN International, Inc.	47,941	1,381,660
Bandwidth, Inc., Class A *	139,889	2,073,155
Cogent Communications Holdings, Inc.	230,261	4,319,696
GCI Liberty, Inc., Class C *	166,632	6,556,969
Globalstar, Inc. *	246,054	15,321,782
Gogo, Inc. *	382,408	1,617,586
IDT Corp., Class B	99,681	5,078,747
Iridium Communications, Inc.	509,544	12,203,579
Liberty Global Ltd., Class C *	1,456,160	17,910,768
Liberty Latin America Ltd., Class C *	766,457	6,085,669
Lumen Technologies, Inc. *	4,582,055	32,578,411
Shenandoah Telecommunications Co.	220,430	3,004,461
Telephone & Data Systems, Inc.	478,143	21,396,899
Uniti Group, Inc.	866,825	6,345,159
		142,594,777

Transportation 1.7%
Alaska Air Group, Inc. *	563,630	29,083,308
Allegiant Travel Co. *	65,191	6,659,261
ArcBest Corp.	109,702	11,262,007
Arrive AI, Inc. *	23,656	26,022
Avis Budget Group, Inc. *(a)	81,621	7,950,702
Covenant Logistics Group, Inc., Class A	72,942	2,147,412
Forward Air Corp. *	109,858	2,778,309
Frontier Group Holdings, Inc. *	413,019	1,833,804
FTAI Infrastructure, Inc.	555,441	3,224,335
Genco Shipping & Trading Ltd.	182,668	4,393,165
GXO Logistics, Inc. *	555,200	34,883,216
Heartland Express, Inc.	221,571	2,443,928
Hertz Global Holdings, Inc. *(a)	602,007	2,733,112
Hub Group, Inc., Class A	293,996	12,662,408
JetBlue Airways Corp. *	1,408,629	7,803,805
Kirby Corp. *	262,850	34,117,930
Landstar System, Inc.	166,872	27,191,792
Lyft, Inc., Class A *	1,941,295	26,867,523
Marten Transport Ltd.	281,396	3,824,172
Matson, Inc.	151,519	25,171,851
Proficient Auto Logistics, Inc. *	112,760	853,593
RXO, Inc. *	795,313	12,693,196
Ryder System, Inc.	196,065	43,440,161
Schneider National, Inc., Class B	242,322	6,877,098
SkyWest, Inc. *	194,204	20,212,752
Sun Country Airlines Holdings, Inc. *	257,551	5,068,604
Universal Logistics Holdings, Inc.	35,253	586,257
Werner Enterprises, Inc.	291,195	10,218,033
SECURITY	NUMBER OF SHARES	VALUE ($)
Wheels Up Experience, Inc. *	441,676	263,062
		347,270,818

Utilities 2.6%
American States Water Co.	188,112	14,019,987
Avista Corp.	395,601	16,069,313
Black Hills Corp.	366,570	27,001,546
California Water Service Group	289,160	13,035,333
Chesapeake Utilities Corp.	115,084	15,647,972
Clearway Energy, Inc., Class C	568,559	21,781,495
H2O America	161,865	8,706,718
Hallador Energy Co. *	174,168	3,166,374
Hawaiian Electric Industries, Inc. *	836,062	12,950,600
IDACORP, Inc.	262,104	37,735,113
MDU Resources Group, Inc.	991,977	20,514,084
MGE Energy, Inc.	177,847	14,587,011
Middlesex Water Co.	89,159	4,814,586
Montauk Renewables, Inc. *	320,962	494,282
National Fuel Gas Co.	438,265	39,895,263
New Jersey Resources Corp.	488,178	26,478,775
Northwest Natural Holding Co.	200,434	10,631,019
Northwestern Energy Group, Inc.	297,796	20,833,808
ONE Gas, Inc.	290,477	25,399,309
Ormat Technologies, Inc.	294,487	30,538,302
Otter Tail Corp.	203,506	17,318,361
Portland General Electric Co.	546,418	29,484,715
Southwest Gas Holdings, Inc.	312,129	27,520,414
Spire, Inc.	285,861	26,187,726
TXNM Energy, Inc.	476,181	28,104,203
UGI Corp.	1,043,447	39,035,352
Unitil Corp.	85,989	4,498,085
York Water Co.	68,463	2,251,063
		538,700,809
Total Common Stocks (Cost $16,325,680,417)		20,655,277,863

SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)	16,969,220	16,969,220
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)(e)	303,013,558	303,013,558
		319,982,778
Total Short-Term Investments (Cost $319,982,778)		319,982,778
Total Investments in Securities (Cost $16,645,663,195)		20,975,260,641

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/20/26	206	27,137,410	(303,944)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $289,425,438.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended February 28, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2025, and/or Value and Balance of Shares Held at February 28, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/26	BALANCE OF SHARES HELD AT 2/28/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.(a),*	$—	$210,029	($206,496 )	($676,414 )	($1,150,585 )	$808,537	412,519	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc.(a),*	—	78,449	(16,528)	(679)	(257,564)	627,914	148,443	—

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.(a),(b),*	290,004	28,226	(514,201)	(5,554,082)	5,750,053	—	—	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.(a)	—	342,507	(237,004)	(193,681)	(120,820)	2,684,162	67,799	93,215

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust(a)	2,178,276	207,673	(368,924)	(2,432,452)	2,143,385	1,727,958	751,286	14,944

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.(a),*	—	55,409	(13,634)	(293)	(434,411)	358,816	448,857	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc.(a),*	—	164,250	(96,393)	(351,935)	(537,337)	865,680	357,719	—

Household & Personal Products 0.0%
Medifast, Inc.(a),*	—	54,752	(11,583)	(454)	(179,482)	542,916	51,559	—
Nu Skin Enterprises, Inc., Class A(a)	—	363,677	(347,334)	(1,020,219)	140,747	2,028,950	239,263	28,587
						2,571,866

Media & Entertainment 0.1%
AMC Networks, Inc., Class A(a),*	—	124,023	(155,864)	(648,139)	822,834	1,251,832	153,223	—
EW Scripps Co., Class A(a),*	—	151,365	(23,103)	5,846	380,169	1,370,496	330,240	—
Gray Media, Inc.(a)	—	212,956	(141,531)	(52,819)	(332,362)	2,164,609	417,073	65,373
						4,786,937
Total	$2,468,280	$1,993,316	($2,132,595 )	($10,925,321 )	$6,224,627	$14,431,870		$202,119

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $289,425,438.
*	Non-income producing security.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$16,477,109,689	$—	$—	$16,477,109,689
Health Care Equipment & Services	977,496,018	—	0 *	977,496,018
Pharmaceuticals, Biotechnology & Life Sciences	2,007,038,656	—	1,966	2,007,040,622
Software & Services	1,193,631,534	—	0 *	1,193,631,534
Short-Term Investments[1]	319,982,778	—	—	319,982,778
Liabilities
Futures Contracts[2]	(303,944)	—	—	(303,944)
Total	$20,974,954,731	$—	$1,966	$20,974,956,697

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $59,978,246)		$14,431,870
Investments in securities, at value - unaffiliated issuers (cost $16,585,684,949) including securities on loan of $289,425,438		20,960,828,771
Cash		17
Deposit with broker for futures contracts		1,935,630
Receivables:
Investments sold		64,189,684
Dividends		12,812,504
Income from securities on loan	+	484,577
Total assets		21,054,683,053

Liabilities
Collateral held for securities on loan		303,013,558
Payables:
Fund shares redeemed		15,255,308
Investments bought		1,836,603
Management fees		632,552
Variation margin on futures contracts	+	417,368
Total liabilities		321,155,389
Net assets		$20,733,527,664

Net Assets by Source
Capital received from investors		$17,679,050,017
Total distributable earnings	+	3,054,477,647
Net assets		$20,733,527,664

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$20,733,527,664		679,550,000		$30.51

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $89,917)		$130,972,474
Dividends received from securities - affiliated issuers		202,119
Other Interest		48,320
Securities on loan, net	+	3,857,077
Total investment income		135,079,990

Expenses
Management fees		3,871,700
Total expenses	–	3,871,700
Net investment income		131,208,290

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(10,968,181)
Net realized losses on sales of securities - unaffiliated issuers		(167,923,479)
Net realized gains on sales of in-kind redemptions - affiliated issuers		42,860
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		1,267,064,755
Net realized gains on futures contracts	+	3,926,437
Net realized gains		1,092,142,392
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		6,224,627
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,092,701,042
Net change in unrealized appreciation (depreciation) on futures contracts	+	(324,326)
Net change in unrealized appreciation (depreciation)		1,098,601,343
Net realized and unrealized gains		2,190,743,735
Increase in net assets resulting from operations		$2,321,952,025
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$131,208,290	$230,114,218
Net realized gains		1,092,142,392	792,158,844
Net change in unrealized appreciation (depreciation)	+	1,098,601,343	457,771,935
Increase in net assets resulting from operations		$2,321,952,025	$1,480,044,997

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($147,787,965 )	($274,836,015 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		67,900,000	$1,913,818,093	83,650,000	$2,091,252,618
Shares redeemed	+	(69,750,000)	(1,972,212,745)	(103,050,000)	(2,589,173,046)
Net transactions in fund shares		(1,850,000)	($58,394,652 )	(19,400,000)	($497,920,428 )

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		681,400,000	$18,617,758,256	700,800,000	$17,910,469,702
Total increase (decrease)	+	(1,850,000)	2,115,769,408	(19,400,000)	707,288,554
End of period		679,550,000	$20,733,527,664	681,400,000	$18,617,758,256

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]
Per-Share Data
Net asset value at beginning of period	$27.93	$28.17	$24.85	$24.13	$25.89	$19.10
Income (loss) from investment operations:
Net investment income (loss)[2]	0.55	1.03	0.96	0.91	0.84	0.76
Net realized and unrealized gains (losses)	3.82	(0.24)	3.30	0.68	(1.79)	6.76
Total from investment operations	4.37	0.79	4.26	1.59	(0.95)	7.52
Less distributions:
Distributions from net investment income	(0.54)	(1.03)	(0.94)	(0.87)	(0.81)	(0.73)
Net asset value at end of period	$31.76	$27.93	$28.17	$24.85	$24.13	$25.89
Total return	15.96%[3]	2.90%	17.71%	6.75%	(3.74%)	40.15%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[4]	0.06%	0.06%	0.06%[5]	0.06%[5]	0.06%
Net investment income (loss)	3.91%[4]	3.77%	3.78%	3.74%	3.31%	3.27%
Portfolio turnover rate[6]	6%[3]	30%	29%	28%	14%	46%
Net assets, end of period (x 1,000,000)	$85,917	$72,622	$60,686	$49,611	$37,095	$27,955

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.3%
Autoliv, Inc.	2,160,358	256,045,630
Ford Motor Co.	120,935,930	1,703,987,254
		1,960,032,884

Banks 4.0%
1st Source Corp.	563,830	37,782,248
Bank OZK	3,272,583	152,371,465
Banner Corp.	1,050,285	61,809,272
Cathay General Bancorp	2,104,647	104,622,002
Central Pacific Financial Corp.	826,733	26,331,446
City Holding Co.	443,929	53,258,162
Columbia Banking System, Inc.	9,248,968	263,133,140
CVB Financial Corp.	3,968,788	76,319,793
East West Bancorp, Inc.	4,252,416	465,426,931
Fifth Third Bancorp	20,425,990	1,010,473,725
First Commonwealth Financial Corp.	3,187,365	55,874,508
First Financial Corp.	364,137	23,071,720
German American Bancorp, Inc.	1,157,722	47,860,228
International Bancshares Corp.	1,672,288	112,227,248
Lakeland Financial Corp.	791,755	45,993,048
Northwest Bancshares, Inc.	4,504,027	56,075,136
OFG Bancorp	1,355,056	54,310,645
Preferred Bank	349,068	30,620,245
Regions Financial Corp.	27,096,442	754,093,981
S&T Bancorp, Inc.	1,177,315	49,223,540
		3,480,878,483

Capital Goods 8.1%
Fastenal Co.	35,475,548	1,633,294,230
Lockheed Martin Corp.	6,292,394	4,140,898,643
MSC Industrial Direct Co., Inc., Class A	1,414,851	132,769,618
Snap-on, Inc.	1,607,099	619,086,677
Watsco, Inc.	1,079,326	450,435,120
		6,976,484,288

Commercial & Professional Services 1.2%
Ennis, Inc.	789,347	16,663,115
Insperity, Inc.	1,101,713	24,469,046
Kforce, Inc.	499,708	13,502,110
Paychex, Inc.	10,009,003	937,343,131
Robert Half, Inc.	3,067,725	74,913,844
		1,066,891,246

Consumer Discretionary Distribution & Retail 4.4%
Best Buy Co., Inc.	6,037,881	374,167,486
Buckle, Inc.	928,709	49,732,367
Home Depot, Inc.	8,405,768	3,200,243,993
Signet Jewelers Ltd.	1,266,329	121,808,186
		3,745,952,032

Consumer Durables & Apparel 0.2%
Carter's, Inc.	1,132,693	38,001,850
Ethan Allen Interiors, Inc.	716,768	16,327,975
Oxford Industries, Inc. (a)	428,702	16,972,312
SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp. (b)	1,733,618	118,631,480
		189,933,617

Consumer Services 1.1%
Darden Restaurants, Inc.	3,594,230	768,626,085
Vail Resorts, Inc.	1,110,839	150,863,045
Wendy's Co. (b)	4,863,734	37,256,202
		956,745,332

Consumer Staples Distribution & Retail 1.9%
Target Corp.	14,041,416	1,597,772,727

Energy 21.1%
APA Corp.	10,949,562	332,538,198
Chevron Corp.	19,846,350	3,706,504,326
ConocoPhillips	32,768,858	3,717,954,629
Coterra Energy, Inc.	23,527,399	719,703,135
EOG Resources, Inc.	16,766,863	2,080,432,361
Halliburton Co.	26,007,176	936,258,336
HF Sinclair Corp.	4,832,733	241,684,977
Murphy Oil Corp.	4,149,562	137,557,980
ONEOK, Inc.	19,443,967	1,609,377,149
Ovintiv, Inc.	7,825,979	395,916,278
SLB Ltd.	46,163,874	2,370,053,291
Valero Energy Corp.	9,425,144	1,928,761,468
		18,176,742,128

Financial Services 1.8%
Artisan Partners Asset Management, Inc., Class A	2,182,427	87,908,160
Cohen & Steers, Inc.	854,582	57,145,898
Federated Hermes, Inc.	2,285,699	128,022,001
Janus Henderson Group PLC	3,817,993	198,917,435
Moelis & Co., Class A	2,287,841	135,806,242
Radian Group, Inc.	4,188,998	144,604,211
T. Rowe Price Group, Inc.	6,743,756	638,161,630
Virtus Investment Partners, Inc.	197,751	27,360,828
Western Union Co.	9,843,876	94,796,526
		1,512,722,931

Food, Beverage & Tobacco 15.6%
Altria Group, Inc.	51,506,742	3,556,025,468
Archer-Daniels-Midland Co.	14,850,135	1,025,253,320
Coca-Cola Co.	42,487,057	3,465,244,369
Flowers Foods, Inc.	6,511,857	64,337,147
General Mills, Inc.	16,483,127	745,531,834
Hershey Co.	4,578,674	1,081,849,093
PepsiCo, Inc.	20,319,523	3,449,035,834
		13,387,277,065

Household & Personal Products 1.4%
Interparfums, Inc.	566,969	57,139,136
Kimberly-Clark Corp.	10,254,766	1,142,791,123
		1,199,930,259

Insurance 2.2%
American Financial Group, Inc.	2,140,103	284,590,897
AMERISAFE, Inc.	584,468	19,012,744
Cincinnati Financial Corp.	4,821,156	790,573,161
CNA Financial Corp.	668,239	32,088,837
Fidelity National Financial, Inc.	7,872,754	416,311,231
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Unum Group	4,757,048	341,223,053
		1,883,799,923

Materials 2.8%
Amcor PLC	14,266,173	690,910,758
CF Industries Holdings, Inc.	4,820,944	479,876,766
FMC Corp.	3,851,508	56,771,228
Huntsman Corp.	5,043,993	63,806,512
LyondellBasell Industries NV, Class A	7,959,979	457,857,992
Packaging Corp. of America	2,761,660	641,091,752
		2,390,315,008

Media & Entertainment 0.3%
Nexstar Media Group, Inc.	880,352	220,985,959

Pharmaceuticals, Biotechnology & Life Sciences 16.0%
AbbVie, Inc.	13,066,836	3,032,551,299
Amgen, Inc.	8,709,706	3,380,759,481
Bristol-Myers Squibb Co.	59,036,672	3,682,117,233
Merck & Co., Inc.	29,417,315	3,642,451,943
		13,737,879,956

Semiconductors & Semiconductor Equipment 4.4%
Skyworks Solutions, Inc.	4,596,679	273,870,135
Texas Instruments, Inc.	16,475,951	3,494,713,966
		3,768,584,101

Technology Hardware & Equipment 3.6%
Cisco Systems, Inc.	38,694,643	3,074,676,333

Telecommunication Services 4.3%
Verizon Communications, Inc.	73,973,662	3,709,039,413

Transportation 3.1%
United Parcel Service, Inc., Class B	22,835,586	2,648,014,553

Utilities 0.0%
Clearway Energy, Inc., Class A	1,068,577	38,490,144
Total Common Stocks (Cost $71,009,296,096)		85,723,148,382

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (c)	24,553,152	24,553,152
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (c)(d)	138,053,750	138,053,750
		162,606,902
Total Short-Term Investments (Cost $162,606,902)		162,606,902
Total Investments in Securities (Cost $71,171,902,998)		85,885,755,284

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 03/20/26	659	161,455,000	(1,498,762)
S&P 400 Mid-Cap Index, e-mini, expires 03/20/26	80	28,623,200	162,673
			(1,336,089)

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $133,331,741.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended February 28, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2025, and/or Value and Balance of Shares Held at February 28, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/26	BALANCE OF SHARES HELD AT 2/28/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.(a)	$—	$1,868,057	($748,894 )	($632,777 )	($1,076,941 )	$16,972,312	428,702	$562,660

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$85,723,148,382	$—	$—	$85,723,148,382
Short-Term Investments[1]	162,606,902	—	—	162,606,902
Futures Contracts[2]	162,673	—	—	162,673
Liabilities
Futures Contracts[2]	(1,498,762)	—	—	(1,498,762)
Total	$85,884,419,195	$—	$—	$85,884,419,195

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $35,905,572)		$16,972,312
Investments in securities, at value - unaffiliated issuers (cost $71,135,997,426) including securities on loan of $133,331,741		85,868,782,972
Cash		1,466,728
Deposit with broker for futures contracts		18,710,627
Receivables:
Dividends		223,017,905
Fund shares sold		17,468,968
Investments sold		4,737,222
Income from securities on loan	+	65,320
Total assets		86,151,222,054

Liabilities
Collateral held for securities on loan		138,053,750
Payables:
Investments bought		84,762,805
Fund shares redeemed		4,764,264
Management fees		3,838,766
Variation margin on futures contracts	+	2,657,514
Total liabilities		234,077,099
Net assets		$85,917,144,955

Net Assets by Source
Capital received from investors		$75,561,899,280
Total distributable earnings	+	10,355,245,675
Net assets		$85,917,144,955

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$85,917,144,955		2,705,050,000		$31.76

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $77,290)		$1,449,456,738
Dividends received from securities - affiliated issuers		562,660
Other Interest		256,206
Securities on loan, net	+	199,171
Total investment income		1,450,474,775

Expenses
Management fees		21,864,777
Total expenses	–	21,864,777
Net investment income		1,428,609,998

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(592,555)
Net realized losses on sales of securities - unaffiliated issuers		(50,307,053)
Net realized losses on sales of in-kind redemptions - affiliated issuers		(40,222)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		784,343,484
Net realized gains on futures contracts	+	19,281,888
Net realized gains		752,685,542
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(1,076,941)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		9,305,280,670
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,931,646)
Net change in unrealized appreciation (depreciation)		9,301,272,083
Net realized and unrealized gains		10,053,957,625
Increase in net assets resulting from operations		$11,482,567,623
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$1,428,609,998	$2,534,015,214
Net realized gains		752,685,542	770,081,548
Net change in unrealized appreciation (depreciation)	+	9,301,272,083	(1,333,039,132)
Increase in net assets resulting from operations		$11,482,567,623	$1,971,057,630

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,400,554,700 )	($2,469,946,295 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		229,750,000	$6,658,844,974	867,400,000	$24,038,610,062
Shares redeemed	+	(125,100,000)	(3,445,217,158)	(421,300,000)	(11,604,589,808)
Net transactions in fund shares		104,650,000	$3,213,627,816	446,100,000	$12,434,020,254

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,600,400,000	$72,621,504,216	2,154,300,000	$60,686,372,627
Total increase	+	104,650,000	13,295,640,739	446,100,000	11,935,131,589
End of period		2,705,050,000	$85,917,144,955	2,600,400,000	$72,621,504,216

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. REIT ETF	Schwab Fundamental International Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Ariel Opportunities ETF
Schwab Emerging Markets Equity ETF	Schwab Crypto Thematic ETF
Schwab Ultra-Short Income ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Municipal Bond ETF	Schwab Core Bond ETF
Schwab Short-Term U.S. Treasury ETF	Schwab Government Money Market ETF
The funds issue and redeem shares at their net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s net asset value can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab U.S. Broad Market ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market Index.
The Schwab 1000 Index ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Schwab 1000 Index®.
The Schwab U.S. Large-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market Index.
The Schwab U.S. Large-Cap Growth ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index.
The Schwab U.S. Large-Cap Value ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index.
The Schwab U.S. Mid-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market Index.
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

1. Business Structure of the Funds (continued):
The Schwab U.S. Small-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index.
The Schwab U.S. Dividend Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100™ Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
During this reporting period, the funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The adoption of ASU 2023-09 did not result in any material changes to each fund’s financial statement presentation or disclosure.
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2026, the funds had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of February 28, 2026, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. BROAD MARKET ETF	SCHWAB 1000 INDEX ETF	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHWAB U.S. LARGE-CAP VALUE ETF	SCHWAB U.S. MID-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
0.03%	0.03%	0.03%	0.04%	0.04%	0.04%	0.04%	0.06%
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of February 28, 2026, as applicable:
UNDERLYING FUNDS
	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
Schwab Monthly Income Fund - Flexible Payout	— %	— %	0.0%*
Schwab Monthly Income Fund - Income Payout	— %	— %	0.0%*
Schwab Monthly Income Fund - Target Payout	— %	— %	0.0%*
Schwab Target 2010 Index Fund	0.0%*	0.0%*	— %
Schwab Target 2015 Index Fund	0.0%*	0.0%*	— %
Schwab Target 2020 Index Fund	0.1%	0.0%*	— %
Schwab Target 2025 Index Fund	0.3%	0.1%	— %
Schwab Target 2030 Index Fund	1.0%	0.2%	— %
Schwab Target 2035 Index Fund	0.9%	0.2%	— %
Schwab Target 2040 Index Fund	1.1%	0.3%	— %
Schwab Target 2045 Index Fund	0.8%	0.3%	— %
Schwab Target 2050 Index Fund	1.2%	0.4%	— %
Schwab Target 2055 Index Fund	0.8%	0.3%	— %
Schwab Target 2060 Index Fund	1.0%	0.4%	— %
Schwab Target 2065 Index Fund	0.3%	0.1%	— %
Schwab Target 2070 Index Fund	0.0%*	0.0%*	— %
Schwab VIT Balanced Portfolio	0.0%*	0.0%*	— %
Schwab VIT Balanced with Growth Portfolio	0.1%	0.0%*	— %
Schwab VIT Growth Portfolio	0.1%	0.1%	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended February 28, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab U.S. Broad Market ETF	$106,258,730	$113,344,310	($66,412,610 )
Schwab 1000 Index ETF	29,403,679	20,479,248	(7,575,356)
Schwab U.S. Large-Cap ETF	307,815,023	307,856,529	(149,631,361)
Schwab U.S. Large-Cap Growth ETF	628,702,425	1,067,859,937	(277,421,300)
Schwab U.S. Large-Cap Value ETF	674,024,005	379,496,670	(84,229,593)
Schwab U.S. Mid-Cap ETF	311,139,891	451,730,842	(111,660,962)
Schwab U.S. Small-Cap ETF	443,146,776	764,659,211	1,588,252
Schwab U.S. Dividend Equity ETF	248,545,556	76,651,433	(3,835,960)

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
As of February 28, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab 1000 Index ETF
Futures Contracts[1]	$8,811	$8,811
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	723	723
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	162,673	162,673

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab U.S. Broad Market ETF
Futures Contracts[1]	($132,784 )	($132,784 )
Schwab 1000 Index ETF
Futures Contracts[1]	(20,065)	(20,065)
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	(204,906)	(204,906)
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	(371,239)	(371,239)
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	(354,288)	(354,288)
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	(3,605)	(3,605)
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	(303,944)	(303,944)
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	(1,498,762)	(1,498,762)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended February 28, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab U.S. Broad Market ETF
Futures Contracts[1]	$3,576,882	$3,576,882
Schwab 1000 Index ETF
Futures Contracts[1]	429,526	429,526
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	3,948,785	3,948,785
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	3,831,040	3,831,040
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	2,419,860	2,419,860
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	1,432,026	1,432,026
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	3,926,437	3,926,437
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	19,281,888	19,281,888

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab U.S. Broad Market ETF
Futures Contracts[1]	($515,234 )	($515,234 )
Schwab 1000 Index ETF
Futures Contracts[1]	(93,195)	(93,195)
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	(367,340)	(367,340)
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	(272,196)	(272,196)
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	(792,741)	(792,741)
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	(165,940)	(165,940)
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	(324,326)	(324,326)
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	(2,931,646)	(2,931,646)

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
During the period ended February 28, 2026, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. Broad Market ETF	$40,927,068	142
Schwab 1000 Index ETF	5,817,360	17
Schwab U.S. Large-Cap ETF	70,620,621	207
Schwab U.S. Large-Cap Growth ETF	33,334,717	68
Schwab U.S. Large-Cap Value ETF	24,077,886	98
Schwab U.S. Mid-Cap ETF	13,904,777	42
Schwab U.S. Small-Cap ETF	25,616,704	204
Schwab U.S. Dividend Equity ETF	169,732,211	681

7. Purchases and Sales of Investment Securities:
For the period ended February 28, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$783,041,751	$702,704,037
Schwab 1000 Index ETF	122,644,100	111,743,817
Schwab U.S. Large-Cap ETF	1,397,078,325	1,275,272,419
Schwab U.S. Large-Cap Growth ETF	4,748,137,644	4,553,625,378
Schwab U.S. Large-Cap Value ETF	1,117,429,740	1,073,168,673
Schwab U.S. Mid-Cap ETF	2,153,122,985	2,048,764,141
Schwab U.S. Small-Cap ETF	2,365,116,450	2,066,015,913
Schwab U.S. Dividend Equity ETF	4,553,232,605	4,523,097,930

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

8. In-Kind Transactions: (continued):
The in-kind transactions for the period ended February 28, 2026, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$560,559,081	$283,124,568
Schwab 1000 Index ETF	203,333,641	65,807,712
Schwab U.S. Large-Cap ETF	1,968,161,322	420,732,285
Schwab U.S. Large-Cap Growth ETF	5,784,848,250	3,730,820,996
Schwab U.S. Large-Cap Value ETF	1,179,801,800	456,106,077
Schwab U.S. Mid-Cap ETF	1,715,230,403	1,635,061,568
Schwab U.S. Small-Cap ETF	1,844,258,995	1,972,871,187
Schwab U.S. Dividend Equity ETF	6,115,901,445	2,937,253,660
For the period ended February 28, 2026, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2026, if any, are disclosed in each fund’s Statement of Operations.

9. Federal Income Taxes:
As of February 28, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. Broad Market ETF	$18,069,463,040	$21,353,133,716	($691,865,096 )	$20,661,268,620
Schwab 1000 Index ETF	2,899,368,987	2,147,797,692	(121,869,018)	2,025,928,674
Schwab U.S. Large-Cap ETF	35,245,956,519	30,046,513,960	(1,131,677,654)	28,914,836,306
Schwab U.S. Large-Cap Growth ETF	31,575,973,837	20,140,445,369	(1,161,999,607)	18,978,445,762
Schwab U.S. Large-Cap Value ETF	10,246,847,001	5,788,977,706	(410,344,485)	5,378,633,221
Schwab U.S. Mid-Cap ETF	10,187,474,292	4,299,237,429	(802,075,734)	3,497,161,695
Schwab U.S. Small-Cap ETF	17,114,351,922	6,402,412,413	(2,541,807,638)	3,860,604,775
Schwab U.S. Dividend Equity ETF	71,686,173,854	16,765,709,077	(2,567,463,736)	14,198,245,341
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab U.S. Broad Market ETF	$640,176,362
Schwab 1000 Index ETF	87,681,903
Schwab U.S. Large-Cap ETF	1,046,189,825
Schwab U.S. Large-Cap Growth ETF	1,070,118,997
Schwab U.S. Large-Cap Value ETF	592,882,490
Schwab U.S. Mid-Cap ETF	1,516,958,956
Schwab U.S. Small-Cap ETF	1,941,263,137
Schwab U.S. Dividend Equity ETF	5,142,983,862
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2026. The tax basis components of distributions paid during the fiscal year ended August 31, 2025, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab U.S. Broad Market ETF	$409,095,490
Schwab 1000 Index ETF	48,800,210
Schwab U.S. Large-Cap ETF	632,200,320
Schwab U.S. Large-Cap Growth ETF	156,290,435
Schwab U.S. Large-Cap Value ETF	266,419,235
Schwab U.S. Mid-Cap ETF	166,318,430
Schwab U.S. Small-Cap ETF	274,836,015
Schwab U.S. Dividend Equity ETF	2,469,946,295
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended August 31, 2025, the funds did not incur any interest or penalties.

10. Share Splits:
Effective September 25, 2024, the Board of Trustees authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab U.S. Broad Market ETF	3-for-1
Schwab 1000 Index ETF	2-for-1
Schwab U.S. Large-Cap ETF	3-for-1
Schwab U.S. Large-Cap Growth ETF	4-for-1
Schwab U.S. Large-Cap Value ETF	3-for-1
Schwab U.S. Mid-Cap ETF	3-for-1
Schwab U.S. Small-Cap ETF	2-for-1
Schwab U.S. Dividend Equity ETF	3-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the funds have been retroactively adjusted to reflect the share split in the prior periods presented.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

MFR54789-16
00323328

Semiannual Holdings and Financial Statements | February 28, 2026
Schwab Fixed-Income ETFs

Schwab Mortgage-Backed Securities ETF	SMBS
Schwab High Yield Bond ETF	SCYB

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
1

Schwab Mortgage-Backed Securities ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	11/19/24[1]– 8/31/25
Per-Share Data
Net asset value at beginning of period	$25.52	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.66	1.02
Net realized and unrealized gains (losses)	0.54	0.31
Total from investment operations	1.20	1.33
Less distributions:
Distributions from net investment income	(0.65)	(0.82)
Other capital[2]	—	0.01
Net asset value at end of period	$26.07	$25.52
Total return	4.80%[3]	5.47%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.03%[4]
Net investment income (loss)	5.16%[4]	5.19%[4]
Portfolio turnover rate[5]	10%[3]	20%[3]
Net assets, end of period (x 1,000,000)	$6,257	$5,445

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Mortgage-Backed Securities ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 99.5% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 99.5%
Federal Home Loan Mortgage Corp.
1.00%, 03/01/36 to 08/01/36 (a)	593,071	528,410
1.50%, 07/01/35 to 04/01/52 (a)	97,385,773	82,631,760
2.00%, 01/01/28 to 05/01/52 (a)	446,754,864	381,275,030
2.50%, 04/01/27 to 07/01/52 (a)	226,483,846	201,832,654
3.00%, 12/01/26 to 10/01/53 (a)	167,969,665	155,641,476
3.50%, 09/01/33 to 01/01/55 (a)	111,147,036	106,457,293
4.00%, 11/01/33 to 08/01/55 (a)	86,514,805	85,170,457
4.50%, 10/01/37 to 11/01/55 (a)	118,068,855	117,928,239
5.00%, 05/01/33 to 02/01/56 (a)	229,455,105	232,052,452
5.50%, 06/01/33 to 12/01/55 (a)	316,256,104	323,326,448
6.00%, 12/01/36 to 10/01/55 (a)	263,356,102	271,966,484
6.50%, 11/01/52 to 10/01/55 (a)	103,865,592	108,653,221
7.00%, 10/01/53 to 12/01/55 (a)	12,864,328	13,570,278
7.50%, 08/01/54 (a)	230,230	242,945
Federal National Mortgage Association
1.00%, 12/01/36 (a)	3,736,374	3,318,195
1.50%, 07/01/35 to 04/01/52 (a)	118,867,518	100,011,833
2.00%, 11/01/27 to 04/01/52 (a)	502,665,644	431,970,692
2.50%, 03/01/27 to 01/01/54 (a)	450,482,952	399,187,278
3.00%, 03/01/27 to 07/01/52 (a)	280,633,680	259,714,376
3.50%, 07/01/28 to 12/01/55 (a)	197,962,055	189,594,761
4.00%, 05/01/33 to 07/01/55 (a)	191,030,949	187,720,511
4.50%, 07/01/29 to 01/01/56 (a)	135,562,292	135,476,674
5.00%, 06/01/33 to 02/01/56 (a)	214,837,068	217,515,122
5.50%, 05/01/33 to 12/01/55 (a)	276,204,895	282,641,141
6.00%, 09/01/36 to 11/01/55 (a)	246,196,010	254,601,522
6.50%, 01/01/53 to 09/01/55 (a)	93,544,836	97,787,637
7.00%, 02/01/53 to 09/01/55 (a)	23,875,376	25,185,182
7.50%, 11/01/53 to 08/01/54 (a)	1,617,949	1,716,499
Government National Mortgage Association
1.50%, 02/20/51 to 12/20/51 (a)	4,229,862	3,423,904
2.00%, 08/20/50 to 05/20/52 (a)	172,615,379	146,340,856
2.50%, 07/20/27 to 04/20/53 (a)	170,945,246	151,063,307
3.00%, 04/20/27 to 12/20/54 (a)	170,890,369	157,774,509
3.50%, 12/20/40 to 10/20/55 (a)	143,656,419	137,470,795
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 04/15/39 to 08/20/55 (a)	107,750,274	105,144,328
4.50%, 09/15/34 to 01/20/56 (a)	149,872,315	149,175,428
5.00%, 12/15/36 to 02/20/56 (a)	237,906,406	239,601,403
5.50%, 10/20/52 to 02/20/56 (a)	248,525,857	252,914,535
6.00%, 11/20/52 to 01/20/56 (a)	139,145,392	142,533,221
6.50%, 11/20/52 to 11/20/55 (a)	49,204,916	51,266,414
7.00%, 11/20/52 to 10/20/55 (a)	9,271,187	9,615,239
7.50%, 01/20/54 to 02/20/54 (a)	385,464	399,247
Uniform Mortgage-Backed Security, TBA
3.50%, 03/12/56 (a)(b)	6,500,000	6,129,126
4.50%, 03/12/56 (a)(b)	5,000,000	4,945,365
5.50%, 03/12/56 (a)(b)	3,000,000	3,048,270
Total Securitized (Cost $6,003,377,199)		6,228,564,517

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (c)	91,989,713	91,989,713
Total Short-Term Investments (Cost $91,989,713)		91,989,713
Total Investments in Securities (Cost $6,095,366,912)		6,320,554,230

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(c)	The rate shown is the annualized 7-day yield.

TBA —	To-be-announced

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Securitized[1]	$—	$6,228,564,517	$—	$6,228,564,517
Short-Term Investments[1]	91,989,713	—	—	91,989,713
Total	$91,989,713	$6,228,564,517	$—	$6,320,554,230

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
3

Schwab Mortgage-Backed Securities ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $6,095,366,912)		$6,320,554,230
Receivables:
Interest		20,875,489
Dividends	+	72,731
Total assets		6,341,502,450

Liabilities
Payables:
Investments bought		69,730,690
Investments bought - delayed-delivery		14,144,552
Management fees	+	141,026
Total liabilities		84,016,268
Net assets		$6,257,486,182

Net Assets by Source
Capital received from investors		$6,013,647,631
Total distributable earnings	+	243,838,551
Net assets		$6,257,486,182

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,257,486,182		240,000,000		$26.07

See financial notes
4
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Mortgage-Backed Securities ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$147,959,046
Dividends received from securities - unaffiliated issuers	+	549,564
Total investment income		148,508,610

Expenses
Management fees		858,685
Total expenses	–	858,685
Net investment income		147,649,925

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(3,593,358)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	128,128,540
Net realized and unrealized gains		124,535,182
Increase in net assets resulting from operations		$272,185,107
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
5

Schwab Mortgage-Backed Securities ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		11/19/24*-8/31/25
Net investment income		$147,649,925	$96,552,971
Net realized losses		(3,593,358)	(713,215)
Net change in unrealized appreciation (depreciation)	+	128,128,540	97,058,778
Increase in net assets resulting from operations		$272,185,107	$192,898,534

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($145,516,510 )	($75,728,580 )

TRANSACTIONS IN FUND SHARES
	9/1/25-2/28/26			11/19/24*-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		26,600,000	$685,868,393	213,500,000	$5,329,779,613
Other capital		—	—	—	536,113
Shares redeemed	+	—	—	(100,000)	(2,536,488)
Net transactions in fund shares		26,600,000	$685,868,393	213,400,000	$5,327,779,238

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-2/28/26			11/19/24*-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		213,400,000	$5,444,949,192	—	$—
Total increase	+	26,600,000	812,536,990	213,400,000	5,444,949,192
End of period		240,000,000	$6,257,486,182	213,400,000	$5,444,949,192

*	Commencement of operations.
See financial notes
6
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	7/11/23[2]– 8/31/23[1]
Per-Share Data
Net asset value at beginning of period	$26.62	$26.45	$25.51	$25.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.92	1.93	2.01	0.28
Net realized and unrealized gains (losses)	(0.17)	0.11	0.89	0.23
Total from investment operations	0.75	2.04	2.90	0.51
Less distributions:
Distributions from net investment income	(0.90)	(1.87)	(1.96)	—
Net asset value at end of period	$26.47	$26.62	$26.45	$25.51
Total return	2.87%[4]	8.02%	11.95%	2.04%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[5]	0.03%	0.03%[6]	0.10%[5]
Net investment income (loss)	7.04%[5]	7.37%	7.87%	7.88%[5]
Portfolio turnover rate[7]	10%[4]	24%	24%	1%[4]
Net assets, end of period (x 1,000,000)	$2,369	$1,429	$439	$46

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 25, 2023, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended August 31, 2024, is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
7

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited)

Most securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. The fund may invest in securities not included in its index, including variable rate securities. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.5% OF NET ASSETS

Financial Institutions 11.7%
Banking 0.2%
Ally Financial, Inc.
6.70%, 02/14/33 (a)(b)	631,000	658,313
6.65%, 01/17/40 (b)(c)	1,019,000	1,017,063
Dresdner Funding Trust I
8.15%, 06/30/31 (b)(d)	2,182,000	2,402,505
Popular, Inc.
7.25%, 03/13/28 (b)	848,000	885,741
Synchrony Financial
7.25%, 02/02/33 (b)	695,000	733,282
		5,696,904
Brokerage/Asset Managers/Exchanges 1.1%
Aretec Group, Inc.
7.50%, 04/01/29 (a)(b)(d)	1,499,000	1,487,933
10.00%, 08/15/30 (b)(d)	1,156,000	1,231,341
Armor Holdco, Inc.
8.50%, 11/15/29 (b)(d)	550,000	550,016
Coinbase Global, Inc.
3.38%, 10/01/28 (b)(d)	1,261,000	1,203,732
3.63%, 10/01/31 (b)(d)	1,772,000	1,550,471
Focus Financial Partners LLC
6.75%, 09/15/31 (b)(d)	1,683,000	1,675,466
Hightower Holding LLC
6.75%, 04/15/29 (b)(d)	1,003,000	999,265
9.13%, 01/31/30 (b)(d)	940,000	976,932
Hunt Cos., Inc.
5.25%, 04/15/29 (b)(d)	1,308,000	1,253,420
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (b)(d)	728,000	710,931
7.13%, 04/30/31 (b)(d)	1,728,000	1,798,867
6.13%, 11/01/32 (b)(d)	1,853,000	1,865,482
6.75%, 05/01/33 (b)(d)	4,625,000	4,749,640
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28 (b)(d)	1,528,000	1,454,009
6.63%, 10/15/31 (b)(d)	905,000	881,932
Osaic Holdings, Inc.
6.75%, 08/01/32 (b)(d)	1,050,000	1,060,358
8.00%, 08/01/33 (b)(d)	1,420,000	1,416,138
Stonex Escrow Issuer LLC
6.88%, 07/15/32 (b)(d)	576,000	598,179
StoneX Group, Inc.
7.88%, 03/01/31 (b)(d)	1,221,000	1,297,057
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/31 (b)(d)	543,000	566,732
		27,327,901
Finance Companies 3.9%
Atlanticus Holdings Corp.
9.75%, 09/01/30 (b)(d)	893,000	812,141
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Azorra Finance Ltd.
7.75%, 04/15/30 (b)(d)	618,000	649,559
7.25%, 01/15/31 (b)(d)	1,169,000	1,220,983
6.25%, 02/15/34 (b)(d)	500,000	492,927
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)(b)	607,000	612,388
Bread Financial Holdings, Inc.
6.75%, 05/15/31 (b)(d)	837,000	853,812
8.38%, 06/15/35 (b)(c)(d)	466,000	475,408
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (b)(d)	776,000	671,874
12.25%, 11/01/29 (b)(d)	220,000	222,475
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30 (b)(d)	1,229,000	1,225,659
6.75%, 12/01/32 (b)(d)	550,000	544,766
Enova International, Inc.
9.13%, 08/01/29 (b)(d)	513,000	539,278
FirstCash, Inc.
4.63%, 09/01/28 (b)(d)	571,000	564,462
5.63%, 01/01/30 (b)(d)	983,000	978,771
6.88%, 03/01/32 (b)(d)	1,081,000	1,116,945
Freedom Mortgage Corp.
12.25%, 10/01/30 (b)(d)	993,000	1,080,701
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (b)(d)	1,406,000	1,469,558
6.88%, 05/01/31 (b)(d)	1,014,000	978,761
9.13%, 05/15/31 (b)(d)	896,000	928,589
8.38%, 04/01/32 (b)(d)	1,111,000	1,120,266
7.88%, 04/01/33 (b)	800,000	789,294
FTAI Aviation Investors LLC
5.50%, 05/01/28 (b)(d)	1,157,000	1,159,014
7.88%, 12/01/30 (b)(d)	853,000	903,143
7.00%, 05/01/31 (b)(d)	1,306,000	1,372,338
7.00%, 06/15/32 (b)(d)	1,145,000	1,202,946
5.88%, 04/15/33 (b)(d)	865,000	877,985
GGAM Finance Ltd.
8.00%, 06/15/28 (b)(d)	815,000	857,463
6.88%, 04/15/29 (b)(d)	1,114,000	1,150,289
5.88%, 03/15/30 (b)(d)	294,000	299,386
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/27 (b)(d)	1,482,000	1,529,427
goeasy Ltd.
9.25%, 12/01/28 (b)(d)	1,254,000	1,241,725
6.88%, 05/15/30 (b)(d)	1,024,000	900,837
7.38%, 10/01/30 (b)(d)	1,003,000	889,939
6.88%, 02/15/31 (b)(d)	1,068,000	921,955
LD Holdings Group LLC
8.75%, 11/01/27 (b)(d)	831,000	793,375
6.13%, 04/01/28 (b)(d)	542,000	482,882
LFS Topco LLC
8.75%, 07/15/30 (b)(d)	700,000	677,830
Navient Corp.
5.00%, 03/15/27 (b)	1,072,000	1,056,640
4.88%, 03/15/28 (b)	883,000	844,205
5.50%, 03/15/29 (b)	1,111,000	1,038,546
9.38%, 07/25/30 (b)	500,000	506,838
See financial notes
8
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
11.50%, 03/15/31 (b)	809,000	857,898
7.88%, 06/15/32 (a)(b)	826,000	769,382
5.63%, 08/01/33	1,066,000	876,830
OneMain Finance Corp.
6.63%, 01/15/28 (b)	1,384,000	1,413,465
3.88%, 09/15/28 (b)	989,000	957,569
6.63%, 05/15/29 (b)	1,549,000	1,583,273
5.38%, 11/15/29 (b)	1,520,000	1,503,781
7.88%, 03/15/30 (b)	1,242,000	1,299,883
6.13%, 05/15/30 (b)	950,000	953,456
4.00%, 09/15/30 (b)	1,583,000	1,462,653
7.50%, 05/15/31 (b)	1,129,000	1,166,500
7.13%, 11/15/31 (b)	1,303,000	1,333,051
6.75%, 03/15/32 (b)	1,315,000	1,326,852
7.13%, 09/15/32 (b)	820,000	839,604
6.50%, 03/15/33 (b)	1,495,000	1,482,823
6.75%, 09/15/33 (b)	1,300,000	1,291,892
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (b)(d)	940,000	904,379
7.88%, 12/15/29 (b)(d)	1,322,000	1,389,090
7.13%, 11/15/30 (b)(d)	897,000	922,779
5.75%, 09/15/31 (b)(d)	740,000	719,084
6.88%, 05/15/32 (b)(d)	1,325,000	1,334,349
6.88%, 02/15/33 (b)(d)	1,181,000	1,183,283
6.75%, 02/15/34 (b)(d)	1,074,000	1,062,835
Phoenix Aviation Capital Ltd.
9.25%, 07/15/30 (b)(d)	1,557,000	1,632,511
Planet Financial Group LLC
10.50%, 12/15/29 (b)(d)	956,000	923,925
PROG Holdings, Inc.
6.00%, 11/15/29 (b)(d)	1,477,000	1,451,381
Prospect Capital Corp.
3.44%, 10/15/28 (a)(b)	622,000	553,785
Provident Funding Associates LP/PFG Finance Corp.
9.75%, 09/15/29 (b)(d)	986,000	1,025,137
Rfna LP
7.88%, 02/15/30 (b)(d)	650,000	647,610
Rocket Cos., Inc.
6.50%, 08/01/29 (b)(d)	1,676,000	1,723,965
6.13%, 08/01/30 (b)(d)	3,177,000	3,261,251
7.13%, 02/01/32 (b)(d)	1,440,000	1,506,779
6.38%, 08/01/33 (b)(d)	2,996,000	3,100,171
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29 (b)(d)	1,271,000	1,225,531
3.88%, 03/01/31 (b)(d)	2,192,000	2,061,864
4.00%, 10/15/33 (b)(d)	1,770,000	1,630,928
SLM Corp.
6.50%, 01/31/30 (b)	1,269,000	1,289,638
Stonebriar ABF Issuer LLC
8.13%, 12/15/30 (b)(d)	555,000	583,915
TrueNoord Capital DAC
8.75%, 03/01/30 (b)(d)	717,000	757,894
United Wholesale Mortgage LLC
5.75%, 06/15/27 (b)(d)	1,050,000	1,046,192
5.50%, 04/15/29 (b)(d)	1,113,000	1,092,429
UWM Holdings LLC
6.63%, 02/01/30 (b)(d)	989,000	982,342
6.25%, 03/15/31 (b)(d)	1,300,000	1,256,928
Velocity Commercial Capital LLC
9.38%, 02/15/31 (b)(d)	800,000	811,651
Walker & Dunlop, Inc.
6.63%, 04/01/33 (b)(d)	926,000	916,159
		92,172,077
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Financial Other 1.3%
Burford Capital Global Finance LLC
6.25%, 04/15/28 (b)(d)	865,000	860,811
6.88%, 04/15/30 (b)(d)	870,000	844,921
9.25%, 07/01/31 (b)(d)	905,000	920,538
7.50%, 07/15/33 (b)(d)	460,000	430,822
8.50%, 01/15/34 (b)(d)	884,000	867,346
Credit Acceptance Corp.
9.25%, 12/15/28 (b)(d)	644,000	673,690
6.63%, 03/15/30 (b)(d)	1,391,000	1,386,354
Encore Capital Group, Inc.
9.25%, 04/01/29 (b)(d)	963,000	1,009,121
8.50%, 05/15/30 (b)(d)	805,000	861,647
6.63%, 04/15/31 (b)(d)	517,000	525,329
Five Point Operating Co. LP
8.00%, 10/01/30 (b)(d)	550,000	569,957
Greystar Real Estate Partners LLC
7.75%, 09/01/30 (b)(d)	1,196,000	1,253,581
HA Sustainable Infrastructure Capital, Inc.
8.00%, 06/01/56 (b)(c)	539,000	567,890
7.13%, 11/15/56 (b)(c)	750,000	749,959
Howard Hughes Corp.
4.38%, 02/01/31 (b)(d)	1,378,000	1,311,632
5.88%, 03/01/32 (b)(d)	750,000	750,070
6.13%, 03/01/34 (b)(d)	800,000	799,019
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27 (b)	1,821,000	1,795,024
9.75%, 01/15/29 (b)	1,269,000	1,255,255
4.38%, 02/01/29 (b)	1,082,000	923,058
10.00%, 11/15/29 (b)(d)	2,070,000	2,046,588
9.00%, 06/15/30 (b)	909,000	865,402
Jefferson Capital Holdings LLC
9.50%, 02/15/29 (b)(d)	975,000	1,030,038
8.25%, 05/15/30 (b)(d)	775,000	812,559
Kennedy-Wilson, Inc.
4.75%, 03/01/29 (b)	1,214,000	1,197,079
4.75%, 02/01/30 (b)	1,113,000	1,080,389
5.00%, 03/01/31 (b)	1,124,000	1,090,337
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/01/29 (b)(d)	1,059,000	1,064,183
PRA Group, Inc.
8.38%, 02/01/28 (b)(d)	939,000	946,892
5.00%, 10/01/29 (a)(b)(d)	724,000	668,880
8.88%, 01/31/30 (b)(d)	602,000	613,288
		29,771,659
Insurance 3.2%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/29 (b)(d)	1,400,000	1,401,464
4.25%, 02/15/29 (b)(d)	1,318,000	1,255,020
8.50%, 06/15/29 (b)(d)	1,506,000	1,503,731
6.00%, 08/01/29 (b)(d)	1,036,000	967,785
7.50%, 11/06/30 (b)(d)	882,000	898,102
6.75%, 07/01/32 (b)(d)	1,425,000	1,398,713
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (b)(d)	1,659,000	1,639,607
6.75%, 10/15/27 (b)(d)	1,330,000	1,330,753
6.75%, 04/15/28 (b)(d)	2,258,000	2,285,295
5.88%, 11/01/29 (b)(d)	756,000	738,238
7.00%, 01/15/31 (b)(d)	3,209,000	3,269,474
6.50%, 10/01/31 (b)(d)	1,755,000	1,766,826
7.38%, 10/01/32 (b)(d)	964,000	954,385
American National Group, Inc.
7.00%, 12/01/55 (b)(c)	1,037,000	1,028,881
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
9

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AmWINS Group, Inc.
6.38%, 02/15/29 (b)(d)	1,303,000	1,326,764
4.88%, 06/30/29 (b)(d)	1,031,000	1,004,556
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.50%, 07/15/33 (b)(d)	605,000	593,333
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.88%, 11/01/29 (b)(d)	967,000	937,714
Ardonagh Finco Ltd.
7.75%, 02/15/31 (b)(d)	2,210,000	2,264,322
Ardonagh Group Finance Ltd.
8.88%, 02/15/32 (b)(d)	2,018,000	1,993,523
Assurant, Inc.
7.00%, 03/27/48 (b)(c)	93,000	95,820
Asurion LLC & Asurion Co-Issuer, Inc.
8.00%, 12/31/32 (b)(d)	5,093,000	5,353,599
8.38%, 02/01/34 (b)(d)	5,450,000	5,427,037
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/31 (b)(d)	1,162,000	1,166,648
Broadstreet Partners Group LLC
5.88%, 04/15/29 (b)(d)	1,930,000	1,870,801
Fidelis Insurance Holdings Ltd.
7.75%, 06/15/55 (b)(c)	918,000	989,803
Global Atlantic Fin Co.
7.95%, 10/15/54 (b)(c)(d)	837,000	801,677
7.25%, 03/01/56 (b)(c)(d)	795,000	757,849
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (b)(d)	1,550,000	1,572,202
8.13%, 02/15/32 (b)(d)	746,000	714,883
HUB International Ltd.
5.63%, 12/01/29 (b)(d)	1,981,000	1,951,803
7.25%, 06/15/30 (b)(d)	4,164,000	4,297,370
7.38%, 01/31/32 (b)(d)	2,525,000	2,571,586
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 (b)(d)	1,308,000	1,358,102
6.88%, 10/01/33 (b)(d)	585,000	537,802
Liberty Mutual Group, Inc.
7.80%, 03/15/37 (d)	907,000	1,051,473
4.30%, 02/01/61 (b)(d)	957,000	646,056
Molina Healthcare, Inc.
4.38%, 06/15/28 (b)(d)	1,753,000	1,723,902
3.88%, 11/15/30 (b)(d)	1,685,000	1,536,092
6.50%, 02/15/31 (b)(d)	800,000	803,556
3.88%, 05/15/32 (b)(d)	1,594,000	1,409,120
6.25%, 01/15/33 (b)(d)	892,000	878,157
Nassau Cos., of New York
7.88%, 07/15/30 (b)(d)	742,000	691,430
Panther Escrow Issuer LLC
7.13%, 06/01/31 (b)(d)	4,254,000	4,330,874
Ryan Specialty LLC
4.38%, 02/01/30 (b)(d)	1,000,000	973,979
5.88%, 08/01/32 (b)(d)	1,501,000	1,513,293
USI, Inc.
7.50%, 01/15/32 (b)(d)	911,000	933,551
Wilton RE Ltd.
6.00%, 10/22/30 (b)(c)(d)(e)	875,000	866,290
		75,383,241
REITs 2.0%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (a)(b)(d)	822,000	818,522
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arbor Realty SR, Inc.
8.50%, 12/15/28 (b)(d)	303,000	295,038
7.88%, 07/15/30 (b)(d)	995,000	917,775
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (b)(d)	671,000	715,754
Brandywine Operating Partnership LP
3.95%, 11/15/27 (b)	677,000	664,138
8.30%, 03/15/28 (b)(f)	1,199,000	1,266,443
8.88%, 04/12/29 (b)	1,459,000	1,551,140
6.13%, 01/15/31 (b)	798,000	757,724
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (b)(d)	645,000	636,927
Diversified Healthcare Trust
4.75%, 02/15/28 (b)	749,000	732,949
7.25%, 10/15/30 (b)(d)	675,000	702,767
4.38%, 03/01/31 (b)	724,000	655,397
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.38%, 09/30/30 (b)(d)	564,000	570,314
Hudson Pacific Properties LP
3.95%, 11/01/27 (b)	1,016,000	967,129
5.95%, 02/15/28 (b)	1,110,000	1,067,822
4.65%, 04/01/29 (a)(b)	1,190,000	1,060,106
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (a)(b)	1,943,000	1,905,059
4.63%, 08/01/29 (b)	1,560,000	1,349,222
3.50%, 03/15/31 (b)	2,343,000	1,793,918
8.50%, 02/15/32 (b)(d)	2,035,000	2,179,491
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (b)(d)	665,000	665,383
4.88%, 05/15/29 (b)(d)	1,209,000	1,188,480
7.00%, 02/01/30 (b)(d)	809,000	838,219
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/29 (b)(d)	1,308,000	1,334,626
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27 (b)	200,000	200,097
7.25%, 07/15/28 (b)(d)	1,348,000	1,385,183
4.50%, 02/15/29 (b)(d)	1,287,000	1,270,081
6.50%, 04/01/32 (b)(d)	1,338,000	1,385,368
6.50%, 06/15/33 (b)(d)	876,000	910,497
5.75%, 03/15/34 (b)(d)(g)	250,000	252,023
Rithm Capital Corp.
8.00%, 04/01/29 (b)(d)	1,330,000	1,339,448
8.00%, 07/15/30 (b)(d)	722,000	725,917
RLJ Lodging Trust LP
4.00%, 09/15/29 (b)(d)	848,000	811,900
Service Properties Trust
5.50%, 12/15/27 (b)	1,067,000	1,070,120
3.95%, 01/15/28 (b)	860,000	820,741
8.38%, 06/15/29 (b)	1,067,000	1,120,616
4.95%, 10/01/29 (a)(b)	563,000	511,843
4.38%, 02/15/30 (b)	896,000	794,344
8.63%, 11/15/31 (b)(d)	1,145,000	1,205,272
8.88%, 06/15/32 (b)	858,000	861,915
Starwood Property Trust, Inc.
5.25%, 10/15/28 (b)(d)	1,090,000	1,095,758
7.25%, 04/01/29 (b)(d)	677,000	710,245
6.00%, 04/15/30 (b)(d)	854,000	876,975
6.50%, 07/01/30 (b)(d)	945,000	983,381
6.50%, 10/15/30 (b)(d)	960,000	1,001,009
5.75%, 01/15/31 (b)(d)	268,000	271,136
Vornado Realty LP
3.40%, 06/01/31 (b)	947,000	866,182
5.75%, 02/01/33 (b)	600,000	608,999
See financial notes
10
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
XHR LP
4.88%, 06/01/29 (b)(d)	1,096,000	1,081,921
6.63%, 05/15/30 (b)(d)	499,000	518,057
		47,313,371
		277,665,153

Industrial 83.0%
Basic Industry 6.3%
Ahlstrom Holding 3 OYJ
4.88%, 02/04/28 (b)(d)	274,000	272,811
Alcoa Nederland Holding BV
4.13%, 03/31/29 (b)(d)	747,000	735,140
7.13%, 03/15/31 (b)(d)	1,145,000	1,211,332
Algoma Steel, Inc.
9.13%, 04/15/29 (b)(d)	731,000	670,752
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
8.63%, 06/15/29 (b)(d)	949,000	1,002,648
Alumina Pty. Ltd.
6.13%, 03/15/30 (b)(d)	982,000	1,018,548
6.38%, 09/15/32 (b)(d)	875,000	909,124
Arsenal AIC Parent LLC
8.00%, 10/01/30 (b)(d)	799,000	844,967
11.50%, 10/01/31 (b)(d)	787,000	868,908
Ashland, Inc.
3.38%, 09/01/31 (b)(d)	749,000	690,673
6.88%, 05/15/43 (b)	836,000	883,747
Avient Corp.
7.13%, 08/01/30 (b)(d)	1,713,000	1,766,488
6.25%, 11/01/31 (b)(d)	425,000	439,141
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/31 (b)(d)	839,000	883,065
Axalta Coating Systems LLC
3.38%, 02/15/29 (b)(d)	1,056,000	1,019,376
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 06/15/27 (b)(d)	1,032,000	1,032,230
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/29 (b)(d)	803,000	807,940
Calderys Financing LLC
11.25%, 06/01/28 (b)(d)	635,000	660,346
Carpenter Technology Corp.
5.63%, 03/01/34 (b)(d)	644,000	657,478
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28 (b)(d)	1,202,000	1,201,113
6.75%, 07/15/30 (b)(d)	545,000	559,554
Celanese U.S. Holdings LLC
6.85%, 11/15/28 (b)(f)	1,588,000	1,672,477
7.33%, 07/15/29 (b)	1,348,000	1,425,893
6.50%, 04/15/30 (b)	1,045,000	1,071,495
7.05%, 11/15/30 (b)	1,629,000	1,738,125
7.00%, 02/15/31 (b)	547,000	563,725
7.38%, 07/15/32 (b)	2,133,000	2,250,554
6.75%, 04/15/33 (a)(b)	2,095,000	2,149,407
7.20%, 11/15/33 (b)	2,069,000	2,224,343
7.38%, 02/15/34 (b)	1,155,000	1,187,311
Century Aluminum Co.
6.88%, 08/01/32 (b)(d)	414,000	428,742
Cerdia Finanz GmbH
9.38%, 10/03/31 (b)(d)	1,550,000	1,588,750
Champion Iron Canada, Inc.
7.88%, 07/15/32 (b)(d)	877,000	933,418
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chemours Co.
5.38%, 05/15/27 (b)	974,000	984,865
5.75%, 11/15/28 (b)(d)	1,119,000	1,126,435
4.63%, 11/15/29 (b)(d)	1,217,000	1,153,820
8.00%, 01/15/33 (a)(b)(d)	826,000	840,803
7.88%, 03/15/34 (b)(d)(g)	1,000,000	1,000,000
Clearwater Paper Corp.
4.75%, 08/15/28 (b)(d)	582,000	521,158
Cleveland-Cliffs, Inc.
4.63%, 03/01/29 (b)(d)	788,000	771,778
6.88%, 11/01/29 (b)(d)	1,245,000	1,283,352
6.75%, 04/15/30 (b)(d)	1,109,000	1,126,838
4.88%, 03/01/31 (b)(d)	828,000	786,222
7.50%, 09/15/31 (b)(d)	1,376,000	1,437,269
7.00%, 03/15/32 (b)(d)	2,289,000	2,327,629
7.38%, 05/01/33 (b)(d)	1,610,000	1,653,578
7.63%, 01/15/34 (b)(d)	1,625,000	1,668,779
Coeur Mining, Inc.
5.13%, 02/15/29 (b)(d)	877,000	875,971
Commercial Metals Co.
4.13%, 01/15/30 (b)	1,225,000	1,198,258
4.38%, 03/15/32 (b)	856,000	820,650
5.75%, 11/15/33 (b)(d)	1,458,000	1,488,458
6.00%, 12/15/35 (b)(d)	1,111,000	1,138,589
Compass Minerals International, Inc.
8.00%, 07/01/30 (b)(d)	1,185,000	1,251,129
Consolidated Energy Finance SA
5.63%, 10/15/28 (a)(b)(d)	827,000	695,714
12.00%, 02/15/31 (a)(b)(d)	914,000	791,753
Constellium SE
5.63%, 06/15/28 (b)(d)	300,000	300,897
3.75%, 04/15/29 (b)(d)	954,000	925,069
6.38%, 08/15/32 (b)(d)	688,000	716,703
Coronado Finance Pty. Ltd.
9.25%, 10/01/29 (a)(b)(d)	756,000	701,300
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (b)(d)	1,177,000	1,175,515
Domtar Corp.
6.75%, 10/01/28 (b)(d)	1,409,000	1,071,974
Eldorado Gold Corp.
6.25%, 09/01/29 (b)(d)	1,003,000	1,009,785
Element Solutions, Inc.
3.88%, 09/01/28 (b)(d)	1,499,000	1,474,699
FMC Corp.
3.45%, 10/01/29 (b)	900,000	795,113
5.65%, 05/18/33 (a)(b)	659,000	578,788
4.50%, 10/01/49 (b)	1,047,000	643,294
6.38%, 05/18/53 (a)(b)	1,251,000	937,344
8.45%, 11/01/55 (b)(c)	970,000	638,813
Fortescue Treasury Pty. Ltd.
4.50%, 09/15/27 (b)(d)	1,391,000	1,391,091
5.88%, 04/15/30 (b)(d)	464,000	478,295
4.38%, 04/01/31 (b)(d)	1,531,000	1,485,368
6.13%, 04/15/32 (b)(d)	810,000	849,076
GrafTech Finance, Inc.
4.63%, 12/23/29 (a)(b)(d)	821,000	402,290
GrafTech Global Enterprises, Inc.
9.88%, 12/23/29 (a)(b)(d)	753,000	448,035
Graphic Packaging International LLC
4.75%, 07/15/27 (b)(d)	1,292,000	1,294,731
3.50%, 03/15/28 (b)(d)	759,000	738,445
3.50%, 03/01/29 (b)(d)	583,000	558,685
3.75%, 02/01/30 (b)(d)	706,000	668,433
6.38%, 07/15/32 (a)(b)(d)	472,000	478,718
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
11

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HB Fuller Co.
4.25%, 10/15/28 (b)	690,000	678,813
Hecla Mining Co.
7.25%, 02/15/28 (b)	733,000	735,478
Herens Holdco SARL
4.75%, 05/15/28 (b)(d)	852,000	750,213
Hudbay Minerals, Inc.
6.13%, 04/01/29 (b)(d)	901,000	908,807
Huntsman International LLC
2.95%, 06/15/31 (b)	1,317,000	1,137,325
5.70%, 10/15/34 (a)(b)	645,000	617,342
IAMGOLD Corp.
5.75%, 10/15/28 (b)(d)	1,009,000	1,014,161
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/28 (b)(d)	77,000	77,312
INEOS Finance PLC
6.75%, 05/15/28 (b)(d)	760,000	704,385
7.50%, 04/15/29 (b)(d)	1,142,000	1,020,581
INEOS Quattro Finance 2 PLC
9.63%, 03/15/29 (a)(b)(d)	627,000	538,436
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/28 (a)(b)(d)	881,000	938,090
Ingevity Corp.
3.88%, 11/01/28 (b)(d)	987,000	965,287
Innophos Holdings, Inc.
11.50%, 06/15/29 (b)(d)	852,000	767,899
JW Aluminum Continuous Cast Co.
10.25%, 04/01/30 (b)(d)	565,000	584,806
Kaiser Aluminum Corp.
4.50%, 06/01/31 (b)(d)	896,000	866,706
5.88%, 03/01/34 (b)(d)	790,000	799,787
LSB Industries, Inc.
6.25%, 10/15/28 (b)(d)	1,131,000	1,137,785
Magnera Corp.
4.75%, 11/15/29 (a)(b)(d)	1,015,000	943,868
7.25%, 11/15/31 (b)(d)	1,207,000	1,182,657
Mativ Holdings, Inc.
8.00%, 10/01/29 (b)(d)	821,000	811,281
Maxam Prill SARL
7.75%, 07/15/30 (b)(d)	898,000	941,710
Mercer International, Inc.
12.88%, 10/01/28 (a)(b)(d)	822,000	574,668
5.13%, 02/01/29 (b)	1,305,000	808,749
Methanex Corp.
5.13%, 10/15/27 (b)	1,122,000	1,127,184
5.25%, 12/15/29 (b)	779,000	786,072
5.65%, 12/01/44 (b)	915,000	833,489
Methanex U.S. Operations, Inc.
6.25%, 03/15/32 (b)(d)	627,000	649,342
Mineral Resources Ltd.
8.00%, 11/01/27 (b)(d)	865,000	884,899
9.25%, 10/01/28 (b)(d)	1,657,000	1,736,954
8.50%, 05/01/30 (b)(d)	1,065,000	1,102,821
7.00%, 04/01/31 (b)(d)	1,345,000	1,415,806
Minerals Technologies, Inc.
5.00%, 07/01/28 (b)(d)	594,000	593,849
New Gold, Inc.
6.88%, 04/01/32 (b)(d)	700,000	746,513
Novelis Corp.
4.75%, 01/30/30 (b)(d)	2,415,000	2,341,958
6.88%, 01/30/30 (b)(d)	619,000	639,314
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 08/15/31 (b)(d)	1,395,000	1,276,312
6.38%, 08/15/33 (b)(d)	1,339,000	1,354,524
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 01/27/30 (b)(d)	447,000	410,298
Olin Corp.
5.63%, 08/01/29 (a)(b)	1,012,000	1,012,118
5.00%, 02/01/30 (b)	819,000	797,100
6.63%, 04/01/33 (b)(d)	1,024,000	1,001,187
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (b)(d)	1,200,000	1,167,654
6.25%, 10/01/29 (a)(b)(d)	1,108,000	1,084,086
7.25%, 06/15/31 (b)(d)	802,000	821,196
6.75%, 08/01/32 (b)(d)	1,445,000	1,423,723
7.25%, 02/15/33 (b)(d)	2,405,000	2,396,192
Perenti Finance Pty. Ltd.
7.50%, 04/26/29 (b)(d)	556,000	577,971
Perimeter Holdings LLC
6.25%, 01/15/34 (b)(d)	958,000	963,096
Qnity Electronics, Inc.
5.75%, 08/15/32 (b)(d)	1,511,000	1,547,893
6.25%, 08/15/33 (b)(d)	1,356,000	1,409,629
Rain Carbon, Inc.
12.25%, 09/01/29 (b)(d)	973,000	1,037,350
SCIH Salt Holdings, Inc.
4.88%, 05/01/28 (b)(d)	1,906,000	1,900,123
6.63%, 05/01/29 (a)(b)(d)	708,000	706,803
SK Invictus Intermediate II SARL
5.00%, 10/30/29 (b)(d)	1,029,000	1,013,447
SNF Group SACA
3.13%, 03/15/27 (b)(d)	604,000	595,668
3.38%, 03/15/30 (b)(d)	830,000	787,425
Solstice Advanced Materials, Inc.
5.63%, 09/30/33 (b)(d)	1,429,000	1,445,328
SunCoke Energy, Inc.
4.88%, 06/30/29 (b)(d)	883,000	807,253
Taseko Mines Ltd.
8.25%, 05/01/30 (b)(d)	811,000	859,566
TMS International Corp.
6.25%, 04/15/29 (b)(d)	652,000	642,288
Tronox, Inc.
4.63%, 03/15/29 (a)(b)(d)	2,123,000	1,643,335
U.S. Steel Corp.
6.88%, 03/01/29 (b)	755,000	754,245
6.65%, 06/01/37	713,000	750,450
Veritiv Operating Co.
10.50%, 11/30/30 (b)(d)	1,796,000	1,923,911
Vibrantz Technologies, Inc.
9.00%, 02/15/30 (b)(d)	1,100,000	297,000
Windsor Holdings III LLC
8.50%, 06/15/30 (b)(d)	754,000	791,619
WR Grace Holdings LLC
5.63%, 08/15/29 (b)(d)	1,826,000	1,750,781
7.38%, 03/01/31 (b)(d)	965,000	991,331
6.63%, 08/15/32 (b)(d)	1,068,000	1,081,288
7.00%, 08/01/33 (b)(d)	775,000	789,574
		150,251,241
Capital Goods 10.2%
AAR Escrow Issuer LLC
6.75%, 03/15/29 (b)(d)	1,488,000	1,534,914
ACProducts Holdings, Inc.
6.38%, 05/15/29 (b)(d)	992,000	484,840
See financial notes
12
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (b)(d)	986,000	1,006,891
5.38%, 03/01/34 (b)(d)	250,000	252,530
Alta Equipment Group, Inc.
9.00%, 06/01/29 (b)(d)	1,103,000	1,042,432
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (b)(d)	1,162,000	1,146,050
3.88%, 11/15/29 (b)(d)	469,000	454,450
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/33 (b)(d)	1,242,000	1,301,309
Amsted Industries, Inc.
4.63%, 05/15/30 (b)(d)	861,000	853,646
6.38%, 03/15/33 (b)(d)	939,000	979,094
Ardagh Group SA
9.50%, 12/01/30 (b)(d)	2,485,000	2,693,062
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (b)(d)	829,000	802,563
4.00%, 09/01/29 (b)(d)	2,270,000	2,168,511
ATI, Inc.
5.88%, 12/01/27 (b)	868,000	871,449
4.88%, 10/01/29 (b)	830,000	829,549
7.25%, 08/15/30 (b)	1,128,000	1,182,344
5.13%, 10/01/31 (b)	616,000	619,413
Atkore, Inc.
4.25%, 06/01/31 (b)(d)	599,000	575,180
ATS Corp.
4.13%, 12/15/28 (b)(d)	1,038,000	1,017,889
Axon Enterprise, Inc.
6.13%, 03/15/30 (b)(d)	1,786,000	1,845,163
6.25%, 03/15/33 (b)(d)	934,000	968,814
Ball Corp.
6.00%, 06/15/29 (b)	1,594,000	1,645,467
2.88%, 08/15/30 (b)	2,330,000	2,168,511
3.13%, 09/15/31 (b)	1,436,000	1,334,218
5.50%, 09/15/33 (b)(d)	775,000	798,147
BlueLinx Holdings, Inc.
6.00%, 11/15/29 (b)(d)	985,000	972,250
Boise Cascade Co.
4.88%, 07/01/30 (b)(d)	920,000	920,240
Bombardier, Inc.
6.00%, 02/15/28 (b)(d)	427,000	426,920
7.50%, 02/01/29 (b)(d)	954,000	992,590
8.75%, 11/15/30 (b)(d)	1,464,000	1,570,275
7.25%, 07/01/31 (b)(d)	983,000	1,047,055
7.00%, 06/01/32 (b)(d)	969,000	1,021,948
6.75%, 06/15/33 (b)(d)	754,000	795,465
7.45%, 05/01/34 (d)	1,296,000	1,463,280
Builders FirstSource, Inc.
5.00%, 03/01/30 (b)(d)	1,083,000	1,075,878
4.25%, 02/01/32 (b)(d)	1,407,000	1,343,255
6.38%, 06/15/32 (b)(d)	1,778,000	1,828,523
6.38%, 03/01/34 (b)(d)	1,547,000	1,595,369
6.75%, 05/15/35 (b)	1,175,000	1,227,657
BWX Technologies, Inc.
4.13%, 06/30/28 (b)(d)	857,000	849,455
4.13%, 04/15/29 (b)(d)	961,000	941,539
Camelot Return Merger Sub, Inc.
8.75%, 08/01/28 (a)(b)(d)	1,171,000	885,313
Chart Industries, Inc.
7.50%, 01/01/30 (b)(d)	1,980,000	2,059,323
9.50%, 01/01/31 (b)(d)	884,000	930,581
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clean Harbors, Inc.
5.13%, 07/15/29 (b)(d)	846,000	846,404
6.38%, 02/01/31 (b)(d)	1,077,000	1,106,649
5.75%, 10/15/33 (b)(d)	538,000	552,102
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (b)(d)	1,070,000	1,084,060
6.88%, 01/15/30 (b)(d)	453,000	460,511
8.75%, 04/15/30 (b)(d)	1,875,000	1,868,319
6.75%, 04/15/32 (b)(d)	2,132,000	2,149,771
Columbus McKinnon Corp.
7.13%, 02/01/33 (b)(d)	1,482,000	1,524,615
CompoSecure Holdings LLC
5.63%, 02/01/33 (b)(d)	1,499,000	1,492,472
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (b)(d)	560,000	280,013
9.50%, 08/15/29 (b)(d)	1,064,000	774,449
CP Atlas Buyer, Inc.
9.75%, 07/15/30 (b)(d)	818,000	819,590
Crown Americas LLC
5.25%, 04/01/30 (b)	966,000	989,263
5.88%, 06/01/33 (b)(d)	1,241,000	1,275,770
Efesto Bidco SpA Efesto U.S. LLC
7.50%, 02/15/32 (b)(d)	1,290,000	1,322,078
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30 (b)(d)	4,496,000	4,658,958
6.75%, 07/15/31 (b)(d)	1,158,000	1,208,590
EnerSys
4.38%, 12/15/27 (b)(d)	635,000	634,724
6.63%, 01/15/32 (b)(d)	728,000	751,828
Enpro, Inc.
6.13%, 06/01/33 (b)(d)	924,000	955,922
Enviri Corp.
5.75%, 07/31/27 (b)(d)	1,319,000	1,321,018
EquipmentShare.com, Inc.
9.00%, 05/15/28 (b)(d)	1,799,000	1,886,563
8.63%, 05/15/32 (b)(d)	884,000	946,669
8.00%, 03/15/33 (b)(d)	805,000	856,105
Esab Corp.
6.25%, 04/15/29 (b)(d)	1,388,000	1,424,516
FXI Holdings, Inc.
14.00%, 11/15/29 (b)(d)	701,102	409,731
11.00%, 11/15/30 (a)(b)(d)	1,172,624	1,091,303
Gates Corp.
6.88%, 07/01/29 (b)(d)	1,027,000	1,066,834
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/34 (b)(d)	1,550,000	1,557,513
GFL Environmental, Inc.
4.00%, 08/01/28 (b)(d)	1,211,000	1,193,022
4.75%, 06/15/29 (b)(d)	1,121,000	1,114,681
4.38%, 08/15/29 (b)(d)	1,242,000	1,220,954
6.75%, 01/15/31 (b)(d)	1,543,000	1,620,304
Goat Holdco LLC
6.75%, 02/01/32 (b)(d)	1,322,000	1,367,157
Griffon Corp.
5.75%, 03/01/28 (b)	1,774,000	1,774,504
Herc Holdings, Inc.
6.63%, 06/15/29 (b)(d)	965,000	996,824
7.00%, 06/15/30 (b)(d)	2,912,000	3,053,354
5.75%, 03/15/31 (b)(d)	688,000	697,812
7.25%, 06/15/33 (b)(d)	2,053,000	2,171,493
6.00%, 03/15/34 (b)(d)	725,000	729,555
Iris Holding, Inc.
10.00%, 12/15/28 (a)(b)(d)	690,000	631,954
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
13

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
James Hardie International Finance DAC
5.00%, 01/15/28 (b)(d)	1,064,000	1,065,333
JELD-WEN, Inc.
4.88%, 12/15/27 (b)(d)	884,000	725,195
7.00%, 09/01/32 (a)(b)(d)	727,000	393,507
Knife River Corp.
7.75%, 05/01/31 (b)(d)	1,103,000	1,150,710
LBM Acquisition LLC
6.25%, 01/15/29 (b)(d)	1,178,000	899,312
9.50%, 06/15/31 (b)(d)	1,791,000	1,672,704
Madison IAQ LLC
4.13%, 06/30/28 (b)(d)	1,079,000	1,065,724
5.88%, 06/30/29 (b)(d)	1,586,000	1,583,470
Manitowoc Co., Inc.
9.25%, 10/01/31 (b)(d)	492,000	535,428
Masterbrand, Inc.
7.00%, 07/15/32 (b)(d)	1,298,000	1,307,401
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30 (b)	2,675,000	2,739,936
9.25%, 04/15/30 (b)(d)	1,776,000	1,751,613
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/28 (b)(d)	415,000	438,436
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/32 (b)(d)	905,000	913,078
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/30 (b)(d)	1,238,000	1,161,177
Moog, Inc.
4.25%, 12/15/27 (b)(d)	1,232,000	1,229,577
Mueller Water Products, Inc.
4.00%, 06/15/29 (b)(d)	1,018,000	989,735
NESCO Holdings II, Inc.
5.50%, 04/15/29 (b)(d)	1,309,000	1,303,250
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (b)(d)	1,533,000	1,538,882
OI European Group BV
4.75%, 02/15/30 (b)(d)	887,000	855,123
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 04/15/30 (b)(d)	836,000	300,960
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27 (b)(d)	554,000	554,844
7.25%, 05/15/31 (b)(d)	1,206,000	1,220,839
7.38%, 06/01/32 (a)(b)(d)	758,000	767,066
Park River Holdings, Inc.
8.75%, 12/31/30 (b)(d)	833,432	804,333
8.00%, 03/15/31 (b)(d)	1,470,000	1,480,610
Patrick Industries, Inc.
4.75%, 05/01/29 (b)(d)	798,000	796,525
6.38%, 11/01/32 (b)(d)	685,000	704,065
Quikrete Holdings, Inc.
6.38%, 03/01/32 (b)(d)	5,292,000	5,503,405
6.75%, 03/01/33 (b)(d)	2,738,000	2,847,933
QXO Building Products, Inc.
6.75%, 04/30/32 (b)(d)	3,697,000	3,832,332
RB Global Holdings, Inc.
6.75%, 03/15/28 (b)(d)	939,000	955,331
7.75%, 03/15/31 (b)(d)	1,173,000	1,220,993
Resideo Funding, Inc.
4.00%, 09/01/29 (a)(b)(d)	812,000	792,258
6.50%, 07/15/32 (b)(d)	790,000	807,515
Reworld Holding Corp.
4.88%, 12/01/29 (b)(d)	911,000	878,703
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (b)(d)	588,000	580,216
Sealed Air Corp.
4.00%, 12/01/27 (b)(d)	1,238,000	1,235,208
5.00%, 04/15/29 (b)(d)	387,000	390,362
6.50%, 07/15/32 (b)(d)	741,000	763,781
6.88%, 07/15/33 (d)	743,000	768,621
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (b)(d)	1,296,000	1,314,718
7.25%, 02/15/31 (b)(d)	971,000	1,009,284
Silgan Holdings, Inc.
4.13%, 02/01/28 (b)	893,000	888,176
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (b)(d)	1,941,000	1,945,093
8.88%, 11/15/31 (b)(d)	1,957,000	2,080,309
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/29 (b)(d)	1,019,000	983,751
SPX FLOW, Inc.
8.75%, 04/01/30 (b)(d)	844,000	864,908
Standard Building Solutions, Inc.
6.50%, 08/15/32 (b)(d)	1,507,000	1,553,440
6.25%, 08/01/33 (b)(d)	1,508,000	1,537,190
5.88%, 03/15/34 (b)(d)	1,000,000	998,252
Standard Industries, Inc.
4.75%, 01/15/28 (b)(d)	2,116,000	2,110,819
4.38%, 07/15/30 (b)(d)	2,507,000	2,420,370
3.38%, 01/15/31 (b)(d)	1,915,000	1,769,310
Synergy Infrastructure Holdings LLC
7.88%, 12/01/30 (b)(d)	944,000	985,703
Terex Corp.
5.00%, 05/15/29 (b)(d)	1,071,000	1,072,662
6.25%, 10/15/32 (b)(d)	1,246,000	1,284,119
Titan International, Inc.
7.00%, 04/30/28 (b)	754,000	757,549
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (b)(d)	2,622,000	2,625,223
TransDigm, Inc.
6.75%, 08/15/28 (b)(d)	3,831,000	3,904,000
4.63%, 01/15/29 (b)	2,054,000	2,049,154
6.38%, 03/01/29 (b)(d)	4,095,000	4,211,425
4.88%, 05/01/29 (b)	1,514,000	1,512,303
6.88%, 12/15/30 (b)(d)	2,209,000	2,300,338
7.13%, 12/01/31 (b)(d)	1,696,000	1,779,682
6.63%, 03/01/32 (b)(d)	3,868,000	4,012,052
6.00%, 01/15/33 (b)(d)	2,674,000	2,723,293
6.38%, 05/31/33 (b)(d)	4,251,000	4,342,218
6.25%, 01/31/34 (b)(d)	1,192,000	1,233,873
6.75%, 01/31/34 (b)(d)	2,748,000	2,854,173
6.13%, 07/31/34 (b)(d)	1,600,000	1,627,177
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (b)(d)	768,000	788,848
TriMas Corp.
4.13%, 04/15/29 (b)(d)	939,000	907,059
Trinity Industries, Inc.
7.75%, 07/15/28 (b)(d)	980,000	1,008,868
Trivium Packaging Finance BV
8.25%, 07/15/30 (b)(d)	878,000	941,115
12.25%, 01/15/31 (b)(d)	1,056,000	1,163,596
United Rentals North America, Inc.
3.88%, 11/15/27 (b)	1,204,000	1,199,769
4.88%, 01/15/28 (b)	3,163,000	3,163,201
5.25%, 01/15/30 (b)	1,273,000	1,288,070
4.00%, 07/15/30 (b)	1,357,000	1,321,265
3.88%, 02/15/31 (b)	1,533,000	1,477,940
See financial notes
14
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 01/15/32 (b)	1,182,000	1,117,032
5.38%, 11/15/33 (b)(d)	2,360,000	2,380,906
6.13%, 03/15/34 (b)(d)	1,673,000	1,754,696
Velocity Vehicle Group LLC
8.00%, 06/01/29 (b)(d)	963,000	914,036
Waste Pro USA, Inc.
7.00%, 02/01/33 (b)(d)	1,785,000	1,862,194
WESCO Distribution, Inc.
7.25%, 06/15/28 (b)(d)	1,862,000	1,876,784
6.38%, 03/15/29 (b)(d)	1,469,000	1,512,011
6.63%, 03/15/32 (b)(d)	1,382,000	1,439,379
6.38%, 03/15/33 (b)(d)	1,616,000	1,685,958
White Cap Supply Holdings LLC
7.38%, 11/15/30 (b)(d)	250,000	254,054
Wilsonart LLC
11.00%, 08/15/32 (b)	821,000	672,955
Wrangler Holdco Corp.
6.63%, 04/01/32 (b)(d)	504,000	526,126
		240,943,223
Communications 14.2%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28 (b)(d)	923,000	760,437
Africell Holding Ltd.
10.50%, 10/23/29 (b)(d)	717,000	723,318
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.50%, 02/15/28 (b)(d)	406,000	167,958
Altice Financing SA
9.63%, 07/15/27 (a)(b)(d)	536,000	401,255
5.00%, 01/15/28 (b)(d)	1,769,000	1,248,235
5.75%, 08/15/29 (b)(d)	2,665,000	1,848,809
Altice France Lux 3/Altice Holdings 1
10.00%, 01/15/33 (b)(d)	1,574,000	1,480,989
Altice France SA
9.50%, 11/01/29 (b)(d)	2,125,279	2,159,802
6.88%, 10/15/30 (b)(d)	1,478,887	1,435,360
6.50%, 10/15/31 (b)(d)	733,641	709,033
6.50%, 04/15/32 (b)(d)	3,222,956	3,089,722
6.88%, 07/15/32 (b)(d)	2,758,361	2,651,248
AMC Networks, Inc.
10.25%, 01/15/29 (b)(d)	1,103,000	1,183,533
4.25%, 02/15/29 (a)(b)	767,000	678,556
10.50%, 07/15/32 (b)(d)	716,000	734,061
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.88%, 02/03/30 (b)(d)	583,000	602,423
Banijay Entertainment SAS
8.13%, 05/01/29 (b)(d)	800,000	828,732
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55 (b)(c)	1,725,000	1,802,061
7.00%, 09/15/55 (b)(c)	1,899,000	2,010,925
Block Communications, Inc.
10.25%, 03/01/31 (b)(d)	1,000,000	920,196
British Telecommunications PLC
4.88%, 11/23/81 (a)(b)(c)(d)	810,000	795,710
Cable One, Inc.
4.00%, 11/15/30 (b)(d)	1,234,000	855,307
Cablevision Lightpath LLC
3.88%, 09/15/27 (b)(d)	2,039,000	2,038,666
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27 (b)(d)	1,255,000	1,256,721
5.00%, 02/01/28 (b)(d)	4,571,000	4,563,933
5.38%, 06/01/29 (b)(d)	2,580,000	2,575,604
6.38%, 09/01/29 (b)(d)	2,730,000	2,768,091
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 03/01/30 (b)(d)	4,814,000	4,657,272
4.50%, 08/15/30 (b)(d)	3,856,000	3,680,407
4.25%, 02/01/31 (b)(d)	4,884,000	4,555,870
7.38%, 03/01/31 (a)(b)(d)	2,529,000	2,610,935
4.75%, 02/01/32 (b)(d)	2,070,000	1,926,459
4.50%, 05/01/32 (b)	4,890,000	4,478,480
7.00%, 02/01/33 (b)(d)	3,025,000	3,095,183
4.50%, 06/01/33 (b)(d)	2,723,000	2,434,015
4.25%, 01/15/34 (a)(b)(d)	3,555,000	3,099,128
7.38%, 02/01/36 (b)(d)	2,000,000	2,031,282
Cimpress PLC
7.38%, 09/15/32 (b)(d)	896,000	902,524
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (b)(d)	1,359,000	1,370,587
7.50%, 06/01/29 (b)(d)	2,216,000	2,233,085
7.88%, 04/01/30 (b)(d)	953,000	1,004,842
7.13%, 02/15/31 (b)(d)	2,365,000	2,501,049
7.50%, 03/15/33 (b)(d)	1,592,000	1,719,489
CMG Media Corp.
8.88%, 06/18/29 (b)(d)	1,025,000	897,104
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/27 (b)(d)	1,661,000	1,633,201
6.50%, 07/01/32 (a)(b)(d)	852,000	755,869
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/29 (b)(d)	3,162,000	3,359,382
Connect Holding II LLC
10.50%, 04/03/31 (b)	3,631,000	3,515,433
CSC Holdings LLC
5.50%, 04/15/27 (b)(d)	2,551,000	2,165,320
5.38%, 02/01/28 (b)(d)	1,411,000	1,016,277
7.50%, 04/01/28 (b)(d)	1,370,000	771,933
11.25%, 05/15/28 (a)(b)(d)	1,676,000	1,329,462
11.75%, 01/31/29 (b)(d)	2,920,000	2,082,510
6.50%, 02/01/29 (b)(d)	2,729,000	1,726,789
5.75%, 01/15/30 (b)(d)	3,234,000	1,252,734
4.13%, 12/01/30 (a)(b)(d)	2,327,000	1,421,833
4.63%, 12/01/30 (b)(d)	3,128,000	1,160,661
3.38%, 02/15/31 (a)(b)(d)	1,952,000	1,165,373
4.50%, 11/15/31 (a)(b)(d)	2,265,000	1,361,313
5.00%, 11/15/31 (b)(d)	694,000	259,928
Cumulus Media New Holdings, Inc.
8.00%, 07/01/29 (b)(d)(h)(i)	280,000	77,700
Deluxe Corp.
8.00%, 06/01/29 (b)(d)	992,000	1,002,035
8.13%, 09/15/29 (b)(d)	801,000	841,188
Directv Financing LLC
8.88%, 02/01/30 (b)(d)	4,035,000	4,042,154
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27 (b)(d)	2,168,000	2,171,885
10.00%, 02/15/31 (b)(d)	3,560,000	3,643,758
Discovery Communications LLC
3.95%, 03/20/28 (b)	2,085,000	2,073,762
4.13%, 05/15/29 (b)	2,220,000	2,190,929
3.63%, 05/15/30 (b)	889,000	863,441
5.00%, 09/20/37 (b)	830,000	660,157
6.35%, 06/01/40	834,000	683,129
Discovery Global Holdings, Inc.
3.76%, 03/15/27 (b)	1,776,000	1,771,729
4.05%, 03/15/29 (b)(d)	2,161,000	2,139,649
4.28%, 03/15/32 (a)(b)	615,000	512,935
4.28%, 03/15/32 (b)(d)	4,081,000	3,754,520
5.05%, 03/15/42 (b)	6,762,000	4,767,210
5.14%, 03/15/52 (b)(d)	1,579,000	1,038,192
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
15

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DISH DBS Corp.
7.38%, 07/01/28 (b)	1,947,000	1,880,410
5.75%, 12/01/28 (b)(d)	3,351,000	3,252,717
5.13%, 06/01/29	3,514,000	3,141,422
DISH Network Corp.
11.75%, 11/15/27 (b)(d)	3,935,000	4,075,995
Dotdash Meredith, Inc.
7.63%, 06/15/32 (b)(d)	831,000	769,336
EchoStar Corp.
10.75%, 11/30/29 (b)	6,765,000	7,390,925
Embarq LLC
8.00%, 06/01/36	1,805,000	699,437
EW Scripps Co.
9.88%, 08/15/30 (b)(d)	1,146,000	1,151,801
Fibercop SpA
6.38%, 11/15/33 (b)(d)	619,000	629,622
6.00%, 09/30/34 (b)(d)	1,167,000	1,146,862
7.20%, 07/18/36 (b)(d)	845,000	858,836
7.72%, 06/04/38 (b)(d)	1,347,000	1,394,559
GCI LLC
4.75%, 10/15/28 (b)(d)	1,726,000	1,697,383
Getty Images, Inc.
14.00%, 03/01/28 (a)(b)(d)	613,000	569,324
11.25%, 02/21/30 (b)(d)	997,000	883,116
10.50%, 11/15/30 (b)(d)	1,039,000	920,537
Graham Holdings Co.
5.63%, 12/01/33 (b)(d)	982,000	984,444
Gray Media, Inc.
10.50%, 07/15/29 (b)(d)	1,791,000	1,921,055
4.75%, 10/15/30 (b)(d)	1,504,000	1,222,227
5.38%, 11/15/31 (b)(d)	1,906,000	1,502,345
9.63%, 07/15/32 (b)(d)	1,647,000	1,712,511
7.25%, 08/15/33 (b)(d)	1,105,000	1,141,810
HTA Group Ltd.
7.50%, 06/04/29 (b)(d)	1,551,000	1,605,463
iHeartCommunications, Inc.
4.75%, 01/15/28 (b)(d)	10,000	8,954
9.13%, 05/01/29 (a)(b)(d)	1,183,450	1,052,596
10.88%, 05/01/30 (a)(b)(d)	1,108,400	823,303
7.75%, 08/15/30 (b)(d)	1,383,900	1,101,843
Iliad Holding SAS
7.00%, 10/15/28 (b)(d)	1,445,000	1,465,081
8.50%, 04/15/31 (b)(d)	1,542,000	1,652,914
7.00%, 04/15/32 (b)(d)	1,248,000	1,282,709
Lamar Media Corp.
3.75%, 02/15/28 (b)	963,000	947,531
4.88%, 01/15/29 (b)	1,097,000	1,096,958
4.00%, 02/15/30 (b)	826,000	800,645
3.63%, 01/15/31 (b)	1,303,000	1,234,701
5.38%, 11/01/33 (b)(d)	433,000	434,369
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (b)(d)	1,684,000	1,181,174
5.13%, 07/15/29 (a)(b)(d)	1,238,000	841,193
Level 3 Financing, Inc.
3.63%, 01/15/29 (b)(d)	1,381,000	1,301,592
3.75%, 07/15/29 (b)(d)	1,029,000	957,680
6.88%, 06/30/33 (b)(d)	3,085,000	3,197,495
7.00%, 03/31/34 (b)(d)	3,679,000	3,827,280
8.50%, 01/15/36 (b)(d)	2,616,000	2,726,551
Lumen Technologies, Inc.
4.50%, 01/15/29 (a)(b)(d)	745,000	709,757
7.60%, 09/15/39	529,000	505,864
7.65%, 03/15/42	606,000	566,186
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McGraw-Hill Education, Inc.
5.75%, 08/01/28 (b)(d)	1,790,000	1,788,764
8.00%, 08/01/29 (b)(d)	1,481,000	1,471,586
7.38%, 09/01/31 (b)(d)	1,127,000	1,152,547
Midcontinent Communications
8.00%, 08/15/32 (b)(d)	1,183,000	1,115,194
Millicom International Cellular SA
5.13%, 01/15/28 (b)(d)	956,700	955,091
6.25%, 03/25/29 (b)(d)	1,737,900	1,751,645
7.38%, 04/02/32 (b)(d)	1,304,000	1,350,112
Nexstar Media, Inc.
5.63%, 07/15/27 (b)(d)	2,136,000	2,137,600
4.75%, 11/01/28 (b)(d)	1,598,000	1,591,122
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (b)(d)	1,045,000	1,047,240
4.25%, 01/15/29 (b)(d)	1,075,000	1,055,585
4.63%, 03/15/30 (b)(d)	906,000	889,500
7.38%, 02/15/31 (b)(d)	1,272,000	1,338,122
Paramount Global
6.25%, 02/28/57 (b)(c)	1,067,000	835,248
6.38%, 03/30/62 (b)(c)	1,647,000	1,301,130
ROBLOX Corp.
3.88%, 05/01/30 (b)(d)	1,667,000	1,592,855
Rogers Communications, Inc.
7.00%, 04/15/55 (b)(c)	1,542,000	1,613,586
7.13%, 04/15/55 (b)(c)	1,177,000	1,247,159
5.25%, 03/15/82 (b)(c)(d)	2,186,000	2,190,068
RR Donnelley & Sons Co.
9.50%, 08/01/29 (b)(d)	1,465,000	1,511,000
10.88%, 08/01/29 (b)(d)	1,031,000	1,056,554
SBA Communications Corp.
3.13%, 02/01/29 (b)	2,363,000	2,273,316
Scripps Escrow II, Inc.
3.88%, 01/15/29 (b)(d)	976,000	921,380
5.38%, 01/15/31 (b)(d)	847,000	668,667
SES AMERICOM, Inc.
5.30%, 03/25/44 (a)(d)	973,000	796,687
SES SA
5.30%, 04/04/43 (a)(d)	300,000	242,604
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)(b)(d)	1,160,000	1,034,952
8.13%, 02/15/33 (b)(d)	1,599,000	1,666,158
9.75%, 02/15/33 (a)(b)(d)	1,656,000	1,842,300
Sirius XM Radio LLC
5.00%, 08/01/27 (b)(d)	2,836,000	2,836,072
4.00%, 07/15/28 (b)(d)	3,298,000	3,221,746
5.50%, 07/01/29 (b)(d)	2,149,000	2,152,675
4.13%, 07/01/30 (b)(d)	2,433,000	2,294,964
3.88%, 09/01/31 (b)(d)	2,570,000	2,358,734
5.88%, 04/15/32 (b)(d)(g)	1,000,000	998,253
Snap, Inc.
6.88%, 03/01/33 (b)(d)	2,697,000	2,687,937
6.88%, 03/15/34 (b)(d)	1,345,000	1,341,776
Stagwell Global LLC
5.63%, 08/15/29 (b)(d)	1,634,000	1,507,701
Sunrise FinCo I BV
4.88%, 07/15/31 (b)(d)	1,603,000	1,529,396
TEGNA, Inc.
4.63%, 03/15/28 (b)	2,189,000	2,184,552
5.00%, 09/15/29 (b)	1,323,000	1,322,641
Telecom Italia Capital SA
6.38%, 11/15/33	977,000	1,038,419
6.00%, 09/30/34	918,000	956,627
See financial notes
16
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.20%, 07/18/36	766,000	849,502
7.72%, 06/04/38	875,000	1,000,796
TELUS Corp.
6.63%, 10/15/55 (b)(c)	1,185,000	1,224,506
7.00%, 10/15/55 (b)(c)	1,267,000	1,337,502
6.38%, 06/09/56 (b)(c)	1,060,000	1,079,797
6.63%, 06/09/56 (b)(c)	1,075,000	1,084,089
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 01/15/30 (a)(b)(d)	1,731,000	1,637,493
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28 (b)(d)	1,025,000	1,023,311
6.50%, 02/15/29 (b)(d)	1,706,000	1,660,727
8.63%, 06/15/32 (a)(b)(d)	904,000	917,612
8.63%, 06/15/32 (b)(d)	1,713,000	1,738,793
Uniti Services LLC
7.50%, 10/15/33 (b)(d)	2,052,000	2,136,464
Univision Communications, Inc.
8.00%, 08/15/28 (b)(d)	2,300,000	2,364,073
4.50%, 05/01/29 (b)(d)	1,678,000	1,593,168
7.38%, 06/30/30 (b)(d)	1,641,000	1,642,385
8.50%, 07/31/31 (b)(d)	2,016,000	2,065,001
9.38%, 08/01/32 (b)(d)	2,252,000	2,384,871
Urban One, Inc.
7.63%, 04/01/31 (b)(d)	483,000	212,497
Versant Media Group, Inc.
7.25%, 01/30/31 (b)(d)	2,029,000	2,077,755
Viasat, Inc.
5.63%, 04/15/27 (a)(b)(d)	795,000	794,099
6.50%, 07/15/28 (b)(d)	1,057,000	1,044,370
7.50%, 05/30/31 (b)(d)	1,161,000	1,146,821
Virgin Media Finance PLC
5.00%, 07/15/30 (b)(d)	1,918,000	1,608,756
Virgin Media O2 Vendor Financing Notes VI DAC
8.50%, 03/15/33 (b)(d)	803,000	737,544
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (b)(d)	2,228,000	2,164,702
4.50%, 08/15/30 (b)(d)	2,024,000	1,846,652
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (b)(d)	2,461,000	2,171,883
4.75%, 07/15/31 (b)(d)	2,675,000	2,384,310
7.75%, 04/15/32 (b)(d)	1,228,000	1,229,503
6.75%, 01/15/33 (b)(d)	773,000	733,345
Vodafone Group PLC
7.00%, 04/04/79 (b)(c)	3,130,000	3,315,906
4.13%, 06/04/81 (b)(c)	2,259,000	2,140,629
5.13%, 06/04/81 (b)(c)	1,666,000	1,347,758
VZ Secured Financing BV
5.00%, 01/15/32 (b)(d)	2,662,000	2,368,407
7.50%, 01/15/33 (b)(d)	1,897,000	1,865,847
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/31 (b)(d)	3,384,000	3,565,365
Zegona Finance PLC
8.63%, 07/15/29 (b)(d)	2,239,000	2,371,090
Ziggo Bond Co. BV
5.13%, 02/28/30 (b)(d)	848,000	736,527
Ziggo BV
4.88%, 01/15/30 (b)(d)	1,480,000	1,395,970
		336,838,391
Consumer Cyclical 18.0%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28 (b)(d)	2,460,000	2,430,442
4.38%, 01/15/28 (b)(d)	1,969,000	1,961,709
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/15/29 (b)(d)	1,326,000	1,281,492
6.13%, 06/15/29 (b)(d)	1,831,000	1,884,132
5.63%, 09/15/29 (b)(d)	1,125,000	1,146,290
4.00%, 10/15/30 (b)(d)	3,936,000	3,782,267
Adams Homes, Inc.
9.25%, 10/15/28 (b)(d)	877,000	913,424
Adient Global Holdings Ltd.
8.25%, 04/15/31 (b)(d)	443,000	463,670
7.50%, 02/15/33 (b)(d)	1,372,000	1,440,966
ADT Security Corp.
4.13%, 08/01/29 (b)(d)	1,071,000	1,045,832
4.88%, 07/15/32 (d)	1,576,000	1,532,467
5.88%, 10/15/33 (b)(d)	1,811,000	1,841,579
Advance Auto Parts, Inc.
1.75%, 10/01/27 (b)	1,114,000	1,064,612
5.95%, 03/09/28 (a)(b)	523,000	538,012
3.90%, 04/15/30 (b)	862,000	805,883
7.00%, 08/01/30 (b)(d)	1,295,000	1,329,408
3.50%, 03/15/32 (a)(b)	738,000	655,639
7.38%, 08/01/33 (b)(d)	1,529,000	1,567,990
Affinity Interactive
6.88%, 12/15/27 (b)(d)	630,000	386,183
Allied Universal Holdco LLC
7.88%, 02/15/31 (b)(d)	3,664,000	3,873,117
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (b)(d)	909,000	900,187
6.88%, 06/15/30 (b)(d)	1,614,000	1,680,912
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (b)(d)	3,464,000	3,436,877
Allison Transmission, Inc.
4.75%, 10/01/27 (b)(d)	953,000	954,462
5.88%, 06/01/29 (b)(d)	830,000	840,065
3.75%, 01/30/31 (b)(d)	1,525,000	1,451,551
5.88%, 12/01/33 (b)(d)	364,000	371,922
Allwyn Entertainment Financing U.K. PLC
7.88%, 04/30/29 (a)(b)(d)	1,000,000	1,039,323
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (b)(d)	899,000	652,688
American Axle & Manufacturing, Inc.
6.88%, 07/01/28 (b)	452,000	452,744
5.00%, 10/01/29 (b)	987,000	965,031
6.38%, 10/15/32 (b)(d)	1,438,000	1,464,433
7.75%, 10/15/33 (b)(d)	1,954,000	1,987,229
ANGI Group LLC
3.88%, 08/15/28 (b)(d)	841,000	755,504
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (b)(d)	1,032,000	1,043,980
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/29 (b)(d)	1,041,000	1,026,989
5.25%, 04/15/30 (b)(d)	865,000	818,855
9.75%, 04/15/30 (b)(d)	850,000	916,530
Aptiv Swiss Holdings Ltd.
6.88%, 12/15/54 (b)(c)	952,000	993,085
Aramark Services, Inc.
5.00%, 02/01/28 (b)(d)	1,875,000	1,876,676
Arches Buyer, Inc.
4.25%, 06/01/28 (b)(d)	1,238,000	1,200,032
6.13%, 12/01/28 (b)(d)	955,000	902,117
Arko Corp.
5.13%, 11/15/29 (a)(b)(d)	715,000	638,446
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (b)	1,251,000	1,247,394
4.63%, 11/15/29 (b)(d)	1,171,000	1,153,421
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
17

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 03/01/30 (b)	700,000	689,358
5.00%, 02/15/32 (b)(d)	750,000	729,822
ASGN, Inc.
4.63%, 05/15/28 (b)(d)	1,033,000	1,002,454
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (b)(d)	656,000	641,641
4.63%, 04/01/30 (b)(d)	900,000	860,422
6.88%, 08/01/33 (b)(d)	777,000	784,952
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (b)(d)	1,822,000	1,481,905
Bath & Body Works, Inc.
5.25%, 02/01/28	694,000	698,075
7.50%, 06/15/29 (b)	1,226,000	1,253,145
6.63%, 10/01/30 (b)(d)	1,095,000	1,122,476
6.95%, 03/01/33	506,000	506,266
6.88%, 11/01/35	1,252,000	1,276,808
6.75%, 07/01/36	1,078,000	1,082,778
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.50%, 07/01/32 (b)(d)	942,000	868,416
Beazer Homes USA, Inc.
5.88%, 10/15/27 (b)	1,179,000	1,181,559
7.25%, 10/15/29 (b)	801,000	817,956
7.50%, 03/15/31 (b)(d)	442,000	455,315
Belron U.K. Finance PLC
5.75%, 10/15/29 (b)(d)	1,474,000	1,507,566
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 04/15/29 (b)(d)	620,000	548,856
Boyd Gaming Corp.
4.75%, 12/01/27 (b)	1,077,000	1,076,120
4.75%, 06/15/31 (b)(d)	1,698,000	1,662,269
Boyne USA, Inc.
4.75%, 05/15/29 (b)(d)	1,142,000	1,134,457
Brightstar Lottery PLC
5.25%, 01/15/29 (b)(d)	1,633,000	1,627,057
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.75%, 01/15/33 (b)(d)	557,000	553,869
Brinker International, Inc.
8.25%, 07/15/30 (b)(d)	1,690,000	1,786,822
Brink's Co.
4.63%, 10/15/27 (b)(d)	878,000	879,453
6.50%, 06/15/29 (b)(d)	632,000	651,323
6.75%, 06/15/32 (b)(d)	1,152,000	1,193,224
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/27 (b)(d)	1,177,000	1,179,732
5.00%, 06/15/29 (b)(d)	691,000	669,943
4.88%, 02/15/30 (b)(d)	849,000	798,698
Caesars Entertainment, Inc.
4.63%, 10/15/29 (b)(d)	2,104,000	2,059,842
7.00%, 02/15/30 (b)(d)	2,602,000	2,669,012
6.50%, 02/15/32 (b)(d)	2,348,000	2,387,698
6.00%, 10/15/32 (a)(b)(d)	2,167,000	2,120,120
Carnival Corp.
5.13%, 05/01/29 (b)(d)	1,809,000	1,835,811
5.75%, 03/15/30 (b)(d)	2,006,000	2,076,086
5.88%, 06/15/31 (b)(d)	1,682,000	1,758,871
5.75%, 08/01/32 (b)(d)	4,638,000	4,819,109
6.13%, 02/15/33 (b)(d)	3,510,000	3,635,890
Carriage Services, Inc.
4.25%, 05/15/29 (b)(d)	862,000	830,673
Cars.com, Inc.
6.38%, 11/01/28 (b)(d)	1,085,000	1,063,053
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Century Communities, Inc.
3.88%, 08/15/29 (b)(d)	842,000	803,451
6.63%, 09/15/33 (b)(d)	774,000	787,092
Champions Financing, Inc.
8.75%, 02/15/29 (a)(b)(d)	1,142,000	1,086,372
Churchill Downs, Inc.
4.75%, 01/15/28 (b)(d)	2,146,000	2,140,549
5.75%, 04/01/30 (b)(d)	1,647,000	1,661,079
6.75%, 05/01/31 (b)(d)	654,000	674,507
Cinemark USA, Inc.
5.25%, 07/15/28 (b)(d)	1,569,000	1,570,561
7.00%, 08/01/32 (b)(d)	622,000	648,362
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28 (b)(d)	1,666,000	1,705,273
6.75%, 02/15/30 (b)(d)	1,170,000	1,226,113
6.75%, 09/15/32 (b)(d)	1,672,000	1,736,539
Cooper-Standard Automotive, Inc.
9.25%, 03/01/31 (b)(d)(g)	1,600,000	1,605,544
CoreCivic, Inc.
8.25%, 04/15/29 (b)	1,077,000	1,120,690
Cougar JV Subsidiary LLC
8.00%, 05/15/32 (b)(d)	1,172,000	1,248,990
Crocs, Inc.
4.25%, 03/15/29 (b)(d)	584,000	569,463
4.13%, 08/15/31 (b)(d)	668,000	625,457
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (b)(d)	684,000	686,416
8.88%, 09/01/31 (b)(d)	1,265,000	1,339,722
Dealer Tire LLC/DT Issuer LLC
8.00%, 02/01/28 (b)(d)	819,000	811,453
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29 (b)(d)	1,259,000	1,138,406
Dream Finders Homes, Inc.
8.25%, 08/15/28 (b)(d)	1,166,000	1,205,399
6.88%, 09/15/30 (b)(d)	458,000	468,661
Empire Communities Corp.
9.75%, 05/01/29 (b)(d)	868,000	897,485
EZCORP, Inc.
7.38%, 04/01/32 (b)(d)	659,000	707,396
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29 (b)(d)	1,488,000	1,452,356
6.75%, 01/15/30 (b)(d)	1,788,000	1,687,898
Forestar Group, Inc.
5.00%, 03/01/28 (b)(d)	848,000	851,963
6.50%, 03/15/33 (b)(d)	892,000	913,939
Forvia SE
8.00%, 06/15/30 (b)(d)	414,000	441,403
6.75%, 09/15/33 (b)(d)	1,162,000	1,197,633
Full House Resorts, Inc.
8.25%, 02/15/28 (a)(b)(d)	961,000	836,070
Gap, Inc.
3.63%, 10/01/29 (b)(d)	1,238,000	1,178,713
3.88%, 10/01/31 (b)(d)	1,320,000	1,229,315
Garda World Security Corp.
6.00%, 06/01/29 (b)(d)	742,000	725,795
6.50%, 01/15/31 (b)(d)	726,000	746,269
8.25%, 08/01/32 (b)(d)	992,000	1,014,927
8.38%, 11/15/32 (b)(d)	1,281,000	1,313,250
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/32 (b)(d)	1,073,000	1,134,767
Gee Automotive Holdings LLC
7.25%, 03/01/31 (b)(d)	400,000	406,794
See financial notes
18
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/01/29 (b)(d)	525,000	544,653
GEO Group, Inc.
8.63%, 04/15/29 (b)	1,766,000	1,841,604
10.25%, 04/15/31 (b)	971,000	1,043,258
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (b)(d)	778,000	745,347
11.50%, 08/15/29 (b)(d)	968,000	992,113
8.75%, 01/15/32 (b)(d)	862,000	798,836
Goodyear Tire & Rubber Co.
4.88%, 03/15/27 (b)	1,379,000	1,376,219
5.00%, 07/15/29 (b)	915,000	897,579
6.63%, 07/15/30 (b)	786,000	803,610
5.25%, 04/30/31 (b)	650,000	623,653
5.25%, 07/15/31 (b)	1,274,000	1,216,344
5.63%, 04/30/33 (b)	939,000	894,381
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/29 (b)(d)	880,000	895,118
Group 1 Automotive, Inc.
4.00%, 08/15/28 (b)(d)	1,179,000	1,157,785
6.38%, 01/15/30 (b)(d)	760,000	779,465
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29 (b)(d)	1,030,000	1,055,091
3.75%, 05/01/29 (b)(d)	1,666,000	1,623,009
4.88%, 01/15/30 (b)	1,649,000	1,651,157
4.00%, 05/01/31 (b)(d)	1,889,000	1,815,492
3.63%, 02/15/32 (b)(d)	2,605,000	2,429,064
6.13%, 04/01/32 (b)(d)	830,000	858,656
5.88%, 03/15/33 (b)(d)	1,735,000	1,787,081
5.75%, 09/15/33 (b)(d)	1,752,000	1,794,398
5.50%, 03/31/34 (b)(d)	809,000	818,071
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/29 (b)(d)	1,511,000	1,475,783
4.88%, 07/01/31 (b)(d)	816,000	768,505
6.63%, 01/15/32 (b)(d)	1,074,000	1,096,504
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/27 (b)	1,122,000	1,122,799
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (b)(d)	988,000	971,891
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (a)(b)(d)	1,225,000	1,217,777
5.88%, 01/15/28 (b)(d)	716,000	716,866
5.50%, 07/15/29 (a)(b)(d)	1,052,000	1,055,005
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (b)(d)	1,130,000	1,171,369
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (b)(d)	813,000	836,790
8.38%, 10/01/33 (b)(d)	793,000	813,895
KB Home
6.88%, 06/15/27 (b)	906,000	924,744
4.80%, 11/15/29 (b)	477,000	476,716
7.25%, 07/15/30 (b)	716,000	733,638
4.00%, 06/15/31 (b)	842,000	805,291
Ken Garff Automotive LLC
4.88%, 09/15/28 (b)(d)	845,000	841,325
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (b)(d)	1,319,000	1,318,091
Kingpin Intermediate Holdings LLC
7.25%, 10/15/32 (a)(b)(d)	770,000	716,629
Kohl's Corp.
10.00%, 06/01/30 (b)(d)	655,000	713,575
5.13%, 05/01/31 (b)(f)	773,000	654,653
5.55%, 07/17/45 (a)(b)	802,000	529,378
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kontoor Brands, Inc.
4.13%, 11/15/29 (b)(d)	1,124,000	1,075,046
Korn Ferry
4.63%, 12/15/27 (b)(d)	869,000	865,835
LCM Investments Holdings II LLC
4.88%, 05/01/29 (b)(d)	1,718,000	1,697,227
8.25%, 08/01/31 (b)(d)	1,419,000	1,492,334
Levi Strauss & Co.
3.50%, 03/01/31 (b)(d)	1,299,000	1,219,613
LGI Homes, Inc.
8.75%, 12/15/28 (b)(d)	593,000	619,084
4.00%, 07/15/29 (b)(d)	625,000	581,180
7.00%, 11/15/32 (b)(d)	765,000	750,856
Liberty Interactive LLC
8.50%, 07/15/29	429,000	18,091
8.25%, 02/01/30	670,000	32,102
Life Time, Inc.
6.00%, 11/15/31 (b)(d)	971,000	1,001,236
Light & Wonder International, Inc.
7.25%, 11/15/29 (b)(d)	791,000	811,684
7.50%, 09/01/31 (b)(d)	950,000	994,023
6.25%, 10/01/33 (b)(d)	1,396,000	1,402,903
Lindblad Expeditions LLC
7.00%, 09/15/30 (b)(d)	1,193,000	1,252,061
Lithia Motors, Inc.
4.63%, 12/15/27 (b)(d)	1,103,000	1,104,221
3.88%, 06/01/29 (b)(d)	999,000	966,231
5.50%, 10/01/30 (b)(d)	1,000,000	1,006,935
4.38%, 01/15/31 (b)(d)	632,000	608,204
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (b)(d)	1,955,000	1,965,557
4.75%, 10/15/27 (b)(d)	1,523,000	1,522,984
3.75%, 01/15/28 (b)(d)	1,186,000	1,168,160
M/I Homes, Inc.
4.95%, 02/01/28 (b)	829,000	827,499
3.95%, 02/15/30 (b)	614,000	592,068
Macy's Retail Holdings LLC
6.13%, 03/15/32 (b)(d)	938,000	945,577
7.38%, 08/01/33 (b)(d)	595,000	624,084
4.50%, 12/15/34 (b)	878,000	794,194
5.13%, 01/15/42 (b)	595,000	494,831
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (a)(b)	623,000	617,168
4.50%, 06/15/29 (b)(d)	839,000	810,300
6.50%, 10/01/33 (b)(d)	1,032,000	1,001,332
Match Group Holdings II LLC
5.00%, 12/15/27 (b)(d)	1,026,000	1,026,372
4.63%, 06/01/28 (b)(d)	988,000	976,762
5.63%, 02/15/29 (b)(d)	685,000	684,384
4.13%, 08/01/30 (b)(d)	724,000	688,571
3.63%, 10/01/31 (b)(d)	596,000	541,228
6.13%, 09/15/33 (b)(d)	1,205,000	1,202,417
Mattamy Group Corp.
4.63%, 03/01/30 (b)(d)	1,199,000	1,171,576
6.00%, 12/15/33 (b)(d)	341,000	335,908
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/29 (b)(d)	1,292,000	1,291,709
Men's Wearhouse LLC
9.00%, 02/01/31 (b)(d)	904,000	931,328
Merlin Entertainments Group U.S. Holdings, Inc.
7.38%, 02/15/31 (b)(d)	907,000	748,948
MGM Resorts International
5.50%, 04/15/27 (b)	1,010,000	1,019,740
4.75%, 10/15/28 (b)	2,050,000	2,052,280
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
19

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 09/15/29 (b)	870,000	894,637
6.50%, 04/15/32 (a)(b)	972,000	998,267
Michaels Cos., Inc.
5.25%, 05/01/28 (b)(d)	1,328,000	1,328,649
7.88%, 05/01/29 (b)(d)	1,542,000	1,549,974
8.50%, 03/15/33 (b)(d)(g)	3,000,000	2,920,785
11.00%, 03/15/34 (b)(d)(g)	1,000,000	935,553
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/29 (b)(d)	1,254,000	1,232,898
Millrose Properties, Inc.
6.38%, 08/01/30 (b)(d)	1,706,000	1,751,209
6.25%, 09/15/32 (b)(d)	1,200,000	1,216,036
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30 (b)(d)	820,000	855,082
11.88%, 04/15/31 (b)(d)	1,263,000	1,339,818
Motion Bondco DAC
6.63%, 11/15/27 (b)(d)	688,000	652,149
Motion Finco SARL
8.38%, 02/15/32 (b)(d)	703,000	561,155
Murphy Oil USA, Inc.
5.63%, 05/01/27 (b)	584,000	583,994
4.75%, 09/15/29 (b)	874,000	866,379
3.75%, 02/15/31 (b)(d)	992,000	934,064
NCL Corp. Ltd.
7.75%, 02/15/29 (b)(d)	545,000	582,705
6.25%, 03/01/30 (b)(d)	1,329,000	1,361,456
5.88%, 01/15/31 (b)(d)	2,032,000	2,054,372
6.75%, 02/01/32 (b)(d)	2,855,000	2,942,135
6.25%, 09/15/33 (b)(d)	1,441,000	1,455,365
NCL Finance Ltd.
6.13%, 03/15/28 (b)(d)	536,000	550,592
New Flyer Holdings, Inc.
9.25%, 07/01/30 (b)(d)	802,000	866,309
New Home Co., Inc.
9.25%, 10/01/29 (b)(d)	701,000	739,144
8.50%, 11/01/30 (b)(d)	609,000	634,924
Newmark Group, Inc.
7.50%, 01/12/29 (b)	802,000	848,688
Nissan Motor Acceptance Co. LLC
5.30%, 09/13/27 (d)	338,000	340,533
2.75%, 03/09/28 (b)(d)	1,499,000	1,430,315
2.45%, 09/15/28 (b)(d)	1,098,000	1,027,975
7.05%, 09/15/28 (b)(d)	1,317,000	1,369,398
5.63%, 09/29/28 (b)(d)	1,545,000	1,555,747
5.55%, 09/13/29 (b)(d)	977,000	975,551
6.13%, 09/30/30 (b)(d)	2,472,000	2,479,181
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (b)(d)	2,698,000	2,680,751
7.50%, 07/17/30 (b)(d)	1,650,000	1,741,861
4.81%, 09/17/30 (b)(d)	3,436,000	3,268,383
7.75%, 07/17/32 (b)(d)	1,479,000	1,582,921
8.13%, 07/17/35 (a)(b)(d)	2,160,000	2,360,656
Nordstrom, Inc.
4.00%, 03/15/27 (b)	1,093,000	1,089,726
6.95%, 03/15/28	611,000	637,011
4.38%, 04/01/30 (b)	617,000	594,584
4.25%, 08/01/31 (b)	594,000	553,874
5.00%, 01/15/44 (b)	1,584,000	1,208,002
Odeon Finco PLC
12.75%, 11/01/27 (a)(b)(d)	686,000	695,489
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/30 (b)(d)	863,000	834,790
OT Midco, Inc.
10.00%, 02/15/30 (b)(d)	1,036,000	442,444
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Papa John's International, Inc.
3.88%, 09/15/29 (b)(d)	942,000	895,986
Penn Entertainment, Inc.
4.13%, 07/01/29 (b)(d)	584,000	551,577
Penske Automotive Group, Inc.
3.75%, 06/15/29 (b)(d)	650,000	629,067
Petco Health & Wellness Co., Inc.
8.25%, 02/01/31 (b)(d)	1,153,000	1,126,861
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32 (b)	2,841,000	2,876,882
10.00%, 09/15/33 (b)	1,330,000	1,335,123
Phinia, Inc.
6.75%, 04/15/29 (b)(d)	896,000	927,171
6.63%, 10/15/32 (b)(d)	939,000	975,691
PM General Purchaser LLC
9.50%, 10/01/28 (b)(d)	1,171,000	1,096,595
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (b)(d)	1,026,000	737,438
5.88%, 09/01/31 (a)(b)(d)	1,421,000	907,664
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/27 (b)(d)	1,454,000	1,431,863
QVC, Inc.
6.88%, 04/15/29 (b)	782,000	332,350
5.45%, 08/15/34 (b)	666,000	286,380
5.95%, 03/15/43	798,000	340,741
Rakuten Group, Inc.
9.75%, 04/15/29 (d)	3,323,000	3,688,735
8.13%, 12/15/29 (b)(c)(d)(e)	1,001,000	1,036,889
6.25%, 04/22/31 (b)(c)(d)(e)	1,922,000	1,839,078
Raven Acquisition Holdings LLC
6.88%, 11/15/31 (b)(d)	2,141,000	2,063,024
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/29 (b)(d)	874,000	327,569
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29 (b)(d)	1,025,000	935,041
8.45%, 07/27/30 (b)(d)	975,000	994,419
4.63%, 04/06/31 (b)(d)	600,000	518,855
Rivers Enterprise Borrower LLC
6.25%, 10/15/30 (b)(d)	1,090,000	1,114,253
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.63%, 02/01/33 (b)(d)	1,150,000	1,180,973
S&S Holdings LLC
8.38%, 10/01/31 (b)(d)	972,000	911,760
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 03/01/32 (b)	1,141,000	1,185,280
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/30 (b)(d)	1,304,000	1,182,879
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/29 (b)(d)	1,390,000	1,349,453
Service Corp. International
4.63%, 12/15/27 (b)	1,490,000	1,489,872
5.13%, 06/01/29 (b)	1,635,000	1,641,249
3.38%, 08/15/30 (b)	1,200,000	1,128,580
4.00%, 05/15/31 (b)	863,000	825,520
5.75%, 10/15/32 (b)	922,000	941,140
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (b)	790,000	788,248
4.75%, 04/01/29 (b)	869,000	861,181
Signal Parent, Inc.
6.13%, 04/01/29 (b)(d)	575,000	228,675
Six Flags Entertainment Corp.
7.25%, 05/15/31 (a)(b)(d)	1,280,000	1,257,517
See financial notes
20
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
6.50%, 10/01/28 (b)	637,000	637,970
5.25%, 07/15/29 (b)	953,000	917,293
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.63%, 01/15/32 (b)(d)	2,032,000	2,058,860
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.63%, 05/01/32 (b)(d)	1,285,000	1,307,210
Sonic Automotive, Inc.
4.63%, 11/15/29 (b)(d)	943,000	930,976
4.88%, 11/15/31 (b)(d)	1,053,000	1,017,916
Sotheby's
7.38%, 10/15/27 (b)(d)	1,290,000	1,282,945
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/29 (b)(d)	527,000	509,677
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/27 (b)(d)	1,090,000	1,089,599
Staples, Inc.
10.75%, 09/01/29 (b)(d)	3,743,000	3,437,624
12.75%, 01/15/30 (b)(d)	1,355,800	954,424
Station Casinos LLC
4.50%, 02/15/28 (b)(d)	926,000	922,744
4.63%, 12/01/31 (b)(d)	828,000	799,542
6.63%, 03/15/32 (b)(d)	1,048,000	1,073,625
STL Holding Co. LLC
8.75%, 02/15/29 (b)(d)	697,000	733,719
StoneMor, Inc.
8.50%, 05/15/29 (b)(d)	702,000	681,543
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (b)(d)	651,000	664,567
5.13%, 08/01/30 (b)(d)	984,000	993,377
5.75%, 11/15/32 (b)(d)	567,000	586,324
Tenneco, Inc.
8.00%, 11/17/28 (b)(d)	2,915,000	2,917,172
TKC Holdings, Inc.
8.50%, 08/15/30 (b)(d)	1,800,000	1,843,443
12.00%, 02/15/31 (b)(d)	1,150,000	1,209,686
Travel & Leisure Co.
6.00%, 04/01/27 (b)(f)	748,000	757,728
4.50%, 12/01/29 (b)(d)	1,000,000	980,254
4.63%, 03/01/30 (b)(d)	759,000	741,808
6.13%, 09/01/33 (b)(d)	780,000	793,389
Tri Pointe Homes, Inc.
5.25%, 06/01/27 (b)	561,000	565,288
5.70%, 06/15/28 (b)	992,000	1,008,154
TriNet Group, Inc.
3.50%, 03/01/29 (b)(d)	775,000	696,165
7.13%, 08/15/31 (b)(d)	967,000	939,298
Under Armour, Inc.
7.25%, 07/15/30 (a)(b)(d)	822,000	851,051
Universal Entertainment Corp.
9.88%, 08/01/29 (b)(d)	200,000	196,745
Upbound Group, Inc.
6.38%, 02/15/29 (b)(d)	906,000	897,631
Vail Resorts, Inc.
5.63%, 07/15/30 (b)(d)	498,000	507,046
6.50%, 05/15/32 (b)(d)	1,204,000	1,247,645
Valvoline, Inc.
3.63%, 06/15/31 (b)(d)	1,083,000	1,006,754
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VF Corp.
2.80%, 04/23/27 (b)	493,000	481,169
2.95%, 04/23/30 (b)	1,055,000	969,411
6.00%, 10/15/33	927,000	948,292
6.45%, 11/01/37	632,000	626,847
Victoria's Secret & Co.
4.63%, 07/15/29 (b)(d)	1,077,000	1,052,852
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/29 (b)(d)	693,000	728,838
Viking Cruises Ltd.
7.00%, 02/15/29 (b)(d)	724,000	725,588
9.13%, 07/15/31 (b)(d)	1,333,000	1,418,919
5.88%, 10/15/33 (b)(d)	2,530,000	2,582,485
Viking Ocean Cruises Ship VII Ltd.
5.63%, 02/15/29 (b)(d)	502,000	503,335
VOC Escrow Ltd.
5.00%, 02/15/28 (b)(d)	1,053,000	1,052,640
Voyager Parent LLC
9.25%, 07/01/32 (b)(d)	2,418,000	2,583,490
VT Topco, Inc.
8.50%, 08/15/30 (a)(b)(d)	611,000	607,503
Wabash National Corp.
4.50%, 10/15/28 (b)(d)	693,000	639,236
Wand NewCo 3, Inc.
7.63%, 01/30/32 (b)(d)	1,684,000	1,758,122
Wayfair LLC
7.25%, 10/31/29 (b)(d)	1,424,000	1,472,547
7.75%, 09/15/30 (b)(d)	1,193,000	1,255,400
6.75%, 11/15/32 (b)(d)	665,000	678,277
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28 (b)(d)	1,118,000	1,107,660
6.75%, 01/15/34 (b)(d)	769,000	774,423
William Carter Co.
7.38%, 02/15/31 (b)(d)	952,000	981,685
Wolverine World Wide, Inc.
4.00%, 08/15/29 (b)(d)	1,081,000	1,022,350
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (b)(d)	942,000	935,970
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (b)(d)	953,000	956,385
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (b)(d)	1,671,000	1,681,838
7.13%, 02/15/31 (b)(d)	1,158,000	1,251,132
6.25%, 03/15/33 (b)(d)	1,136,000	1,160,763
Yum! Brands, Inc.
4.75%, 01/15/30 (b)(d)	1,486,000	1,488,189
3.63%, 03/15/31 (b)	1,449,000	1,376,145
4.63%, 01/31/32 (b)	1,404,000	1,381,272
5.38%, 04/01/32 (b)	1,552,000	1,578,710
6.88%, 11/15/37	1,478,000	1,656,621
ZF North America Capital, Inc.
6.88%, 04/14/28 (b)(d)	1,066,000	1,102,531
7.13%, 04/14/30 (b)(d)	999,000	1,022,991
6.75%, 04/23/30 (b)(d)	1,115,000	1,127,076
7.50%, 03/24/31 (b)(d)	2,186,000	2,254,201
6.88%, 04/23/32 (b)(d)	1,178,000	1,182,485
ZipRecruiter, Inc.
5.00%, 01/15/30 (b)(d)	1,068,000	682,617
		427,263,889
Consumer Non-Cyclical 11.3%
1261229 BC Ltd.
10.00%, 04/15/32 (b)(d)	10,389,000	10,752,694
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
21

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Acadia Healthcare Co., Inc.
5.50%, 07/01/28 (b)(d)	811,000	807,809
5.00%, 04/15/29 (b)(d)	1,133,000	1,110,666
7.38%, 03/15/33 (a)(b)(d)	849,000	877,525
Accendra Health, Inc.
4.50%, 03/31/29 (a)(b)(d)	879,000	558,055
6.63%, 04/01/30 (a)(b)(d)	1,091,000	525,893
ACCO Brands Corp.
4.25%, 03/15/29 (b)(d)	1,019,000	938,233
Acushnet Co.
5.63%, 12/01/33 (b)(d)	785,000	800,909
AdaptHealth LLC
6.13%, 08/01/28 (b)(d)	864,000	869,738
4.63%, 08/01/29 (b)(d)	1,001,000	961,266
5.13%, 03/01/30 (b)(d)	910,000	877,579
AHP Health Partners, Inc.
5.75%, 07/15/29 (b)(d)	962,000	943,400
Albertsons Cos., Inc.
5.63%, 03/31/32 (b)(d)	1,850,000	1,858,411
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 02/15/28 (b)(d)	738,000	751,679
3.50%, 03/15/29 (b)(d)	1,564,000	1,509,084
4.88%, 02/15/30 (b)(d)	1,917,000	1,902,532
5.50%, 03/31/31 (b)(d)	1,211,000	1,220,664
6.25%, 03/15/33 (b)(d)	2,056,000	2,121,935
5.75%, 03/31/34 (b)(d)	2,125,000	2,117,090
Amer Sports Co.
6.75%, 02/16/31 (b)(d)	1,351,000	1,410,371
AMN Healthcare, Inc.
4.00%, 04/15/29 (b)(d)	473,000	450,860
6.50%, 01/15/31 (b)(d)	1,350,000	1,356,492
Amneal Pharmaceuticals LLC
6.88%, 08/01/32 (b)(d)	840,000	884,166
Avantor Funding, Inc.
4.63%, 07/15/28 (b)(d)	2,317,000	2,297,292
3.88%, 11/01/29 (b)(d)	1,536,000	1,467,632
B&G Foods, Inc.
5.25%, 09/15/27 (a)(b)	1,007,000	982,354
8.00%, 09/15/28 (b)(d)	1,267,000	1,230,676
Bausch & Lomb Corp.
8.38%, 10/01/28 (b)(d)	2,183,000	2,264,862
Bausch Health Cos., Inc.
5.00%, 01/30/28 (b)(d)	589,000	512,913
4.88%, 06/01/28 (b)(d)	392,000	365,173
11.00%, 09/30/28 (a)(d)	1,475,000	1,543,669
5.00%, 02/15/29 (b)(d)	759,000	573,667
6.25%, 02/15/29 (a)(b)(d)	1,211,000	958,204
7.25%, 05/30/29 (b)(d)	441,000	349,881
5.25%, 01/30/30 (a)(b)(d)	1,417,000	993,338
14.00%, 10/15/30 (a)(b)(d)	579,000	584,443
5.25%, 02/15/31 (b)(d)	979,000	639,620
BellRing Brands, Inc.
7.00%, 03/15/30 (b)(d)	1,332,000	1,360,049
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/34 (b)(d)	1,000,000	1,009,522
C&S Group Enterprises LLC
5.00%, 12/15/28 (b)(d)	931,000	881,039
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.50%, 10/15/29 (b)(d)	1,352,000	1,111,436
Central Garden & Pet Co.
5.13%, 02/01/28 (b)	1,555,000	1,558,118
4.13%, 10/15/30 (b)	798,000	770,686
4.13%, 04/30/31 (b)(d)	571,000	545,359
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Champ Acquisition Corp.
8.38%, 12/01/31 (b)(d)	692,000	737,620
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (b)(d)	1,402,000	1,388,328
3.75%, 03/15/29 (b)(d)	1,026,000	988,240
4.00%, 03/15/31 (b)(d)	460,000	434,650
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28 (b)(d)	910,000	905,828
7.63%, 07/01/29 (b)(d)	793,000	825,881
CHS/Community Health Systems, Inc.
6.00%, 01/15/29 (b)(d)	1,436,000	1,431,685
6.88%, 04/15/29 (b)(d)	2,191,000	2,118,669
6.13%, 04/01/30 (b)(d)	2,218,000	1,963,242
5.25%, 05/15/30 (b)(d)	2,378,000	2,286,619
4.75%, 02/15/31 (b)(d)	1,897,000	1,741,989
10.88%, 01/15/32 (b)(d)	2,410,000	2,614,792
9.75%, 01/15/34 (b)(d)	2,963,000	3,126,169
Concentra Health Services, Inc.
6.88%, 07/15/32 (b)(d)	1,165,000	1,217,883
CVS Health Corp.
6.75%, 12/10/54 (b)(c)	1,715,000	1,784,886
7.00%, 03/10/55 (b)(c)	3,066,000	3,226,686
Darling Ingredients, Inc.
5.25%, 04/15/27 (b)(d)	840,000	840,542
6.00%, 06/15/30 (b)(d)	1,600,000	1,621,536
DaVita, Inc.
4.63%, 06/01/30 (b)(d)	4,410,000	4,319,954
3.75%, 02/15/31 (b)(d)	2,033,000	1,901,064
6.88%, 09/01/32 (b)(d)	2,113,000	2,196,909
6.75%, 07/15/33 (b)	1,296,000	1,346,535
Dentsply Sirona, Inc.
8.38%, 09/12/55 (b)(c)	1,030,000	1,029,764
Edgewell Personal Care Co.
5.50%, 06/01/28 (b)(d)	1,262,000	1,262,639
4.13%, 04/01/29 (b)(d)	981,000	947,367
Elanco Animal Health, Inc.
6.65%, 08/28/28 (b)(f)	1,276,000	1,329,722
Embecta Corp.
5.00%, 02/15/30 (b)(d)	1,016,000	955,709
Emergent BioSolutions, Inc.
3.88%, 08/15/28 (b)(d)	981,000	858,565
Encompass Health Corp.
4.50%, 02/01/28 (b)	1,437,000	1,431,467
4.75%, 02/01/30 (b)	827,000	823,211
4.63%, 04/01/31 (b)	1,232,000	1,210,525
Endo Finance Holdings LP
8.50%, 04/15/31 (b)(d)	1,405,000	1,494,116
Energizer Holdings, Inc.
4.75%, 06/15/28 (b)(d)	806,000	798,919
4.38%, 03/31/29 (b)(d)	1,424,000	1,384,455
6.00%, 09/15/33 (b)(d)	721,000	704,803
Fiesta Purchaser, Inc.
7.88%, 03/01/31 (b)(d)	937,000	965,875
9.63%, 09/15/32 (b)(d)	692,000	705,277
Fortrea Holdings, Inc.
7.50%, 07/01/30 (a)(b)(d)	1,024,000	977,926
Froneri Lux FinCo SARL
6.00%, 08/01/32 (d)	1,051,000	1,057,588
Genmab AS/Genmab Finance LLC
6.25%, 12/15/32 (b)(d)	2,380,000	2,471,613
7.25%, 12/15/33 (b)(d)	1,136,000	1,206,104
Global Medical Response, Inc.
7.38%, 10/01/32 (b)(d)	1,289,000	1,350,266
See financial notes
22
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Grifols SA
4.75%, 10/15/28 (b)(d)	1,138,000	1,124,543
HAH Group Holding Co. LLC
9.75%, 10/01/31 (a)(b)(d)	1,245,000	1,116,282
Harrow, Inc.
8.63%, 09/15/30 (b)(d)	348,000	366,066
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 04/15/29 (b)(d)	1,716,000	1,834,313
4.88%, 06/01/29 (b)(d)	1,213,000	1,163,075
HNI Corp.
5.13%, 01/18/29 (b)(d)	1,004,000	989,879
Hologic, Inc.
4.63%, 02/01/28 (b)(d)	1,613,000	1,612,503
3.25%, 02/15/29 (b)(d)	1,441,000	1,434,374
Industrial F&B Investments III, Inc.
7.75%, 02/11/33 (b)(d)	1,250,000	1,283,905
Ingles Markets, Inc.
4.00%, 06/15/31 (b)(d)	813,000	770,966
Insulet Corp.
6.50%, 04/01/33 (b)(d)	738,000	768,014
IQVIA, Inc.
5.00%, 05/15/27 (b)(d)	1,772,000	1,769,179
6.50%, 05/15/30 (b)(d)	1,346,000	1,385,025
6.25%, 06/01/32 (b)(d)	2,412,000	2,484,182
Jazz Securities DAC
4.38%, 01/15/29 (b)(d)	1,903,000	1,877,293
Kedrion SpA
6.50%, 09/01/29 (b)(d)	1,288,000	1,254,466
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 02/15/29 (b)(d)	1,468,000	1,542,191
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31 (b)(d)	907,000	620,161
10.75%, 06/30/32 (b)(d)	678,000	297,100
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (b)(d)	1,891,000	1,892,972
4.13%, 01/31/30 (b)(d)	1,265,000	1,227,381
4.38%, 01/31/32 (b)(d)	1,098,000	1,052,048
LifePoint Health, Inc.
5.38%, 01/15/29 (b)(d)	1,066,000	1,042,651
9.88%, 08/15/30 (b)(d)	624,000	666,567
11.00%, 10/15/30 (b)(d)	1,681,000	1,827,872
8.38%, 02/15/32 (b)(d)	943,000	1,021,615
10.00%, 06/01/32 (b)(d)	1,823,000	1,903,675
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (b)(d)	1,010,000	751,910
Medline Borrower LP
5.25%, 10/01/29 (b)(d)	4,798,000	4,800,738
MPH Acquisition Holdings LLC
5.75%, 12/31/30 (a)(b)(d)	1,353,000	993,176
National Mentor Holdings, Inc.
10.50%, 12/15/30 (b)(d)	2,075,000	2,069,186
Neogen Food Safety Corp.
8.63%, 07/20/30 (b)(d)	790,000	844,893
Newell Brands, Inc.
6.38%, 09/15/27 (b)	884,000	899,625
8.50%, 06/01/28 (b)(d)	1,695,000	1,785,075
6.63%, 09/15/29 (b)	891,000	905,628
6.38%, 05/15/30 (b)	1,029,000	1,032,984
6.63%, 05/15/32 (a)(b)	989,000	989,557
7.38%, 04/01/36 (b)(f)	790,000	798,033
7.50%, 04/01/46 (b)(f)	1,231,000	1,097,041
Opal Bidco SAS
6.50%, 03/31/32 (b)(d)	1,602,000	1,651,096
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Option Care Health, Inc.
4.38%, 10/31/29 (b)(d)	1,102,000	1,076,770
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (b)(d)	3,143,000	3,087,292
5.13%, 04/30/31 (b)(d)	2,717,000	2,416,746
6.75%, 05/15/34 (b)(d)	1,188,000	1,153,845
7.88%, 05/15/34 (b)(d)	826,000	770,833
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.75%, 04/17/32 (b)(d)	870,000	753,637
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (b)(d)	1,165,000	1,158,367
Performance Food Group, Inc.
4.25%, 08/01/29 (b)(d)	1,683,000	1,652,581
6.13%, 09/15/32 (b)(d)	1,294,000	1,329,905
5.63%, 03/01/34 (b)(d)	1,250,000	1,254,963
Perrigo Finance Unlimited Co.
5.15%, 06/15/30 (b)(f)	1,189,000	1,151,429
6.13%, 09/30/32 (b)	1,250,000	1,224,332
4.90%, 12/15/44 (b)	800,000	649,666
Pilgrim's Pride Corp.
4.25%, 04/15/31 (b)	1,149,000	1,127,180
3.50%, 03/01/32 (b)	1,707,000	1,595,721
6.25%, 07/01/33 (b)	1,377,000	1,485,811
6.88%, 05/15/34 (b)	582,000	652,434
Post Holdings, Inc.
4.63%, 04/15/30 (b)(d)	2,419,000	2,369,710
4.50%, 09/15/31 (b)(d)	1,625,000	1,555,757
6.25%, 02/15/32 (b)(d)	2,359,000	2,429,645
6.38%, 03/01/33 (b)(d)	1,794,000	1,827,498
6.25%, 10/15/34 (a)(b)(d)	1,062,000	1,085,417
6.50%, 03/15/36 (b)(d)	1,731,000	1,762,437
Prestige Brands, Inc.
5.13%, 01/15/28 (b)(d)	850,000	850,029
3.75%, 04/01/31 (b)(d)	960,000	898,416
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (b)(d)	2,312,000	2,416,762
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 04/01/29 (b)(d)	546,000	547,278
4.38%, 04/30/29 (b)(d)	1,269,000	1,245,081
Radiology Partners, Inc.
8.50%, 07/15/32 (b)(d)	1,242,000	1,280,415
Safeway, Inc.
7.25%, 02/01/31	217,000	236,444
Scotts Miracle-Gro Co.
4.50%, 10/15/29 (a)(b)	519,000	513,769
4.00%, 04/01/31 (b)	1,049,000	994,267
4.38%, 02/01/32 (b)	786,000	749,934
Select Medical Corp.
6.25%, 12/01/32 (b)(d)	823,000	803,502
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/29 (b)(d)	1,339,000	1,293,669
Somnigroup International, Inc.
4.00%, 04/15/29 (b)(d)	1,146,000	1,114,638
3.88%, 10/15/31 (b)(d)	1,241,000	1,165,692
Sotera Health Holdings LLC
7.38%, 06/01/31 (b)(d)	1,224,000	1,289,445
Spectrum Brands, Inc.
3.88%, 03/15/31 (b)(d)	15,000	13,182
Star Parent, Inc.
9.00%, 10/01/30 (b)(d)	1,528,000	1,552,777
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (b)(d)	1,642,000	1,642,060
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
23

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Team Health Holdings, Inc.
8.38%, 06/30/28 (b)(d)	415,000	418,057
TEAM Services Holding, Inc.
9.00%, 02/15/33 (b)(d)	750,000	734,220
Teleflex, Inc.
4.63%, 11/15/27 (b)	967,000	962,245
4.25%, 06/01/28 (b)(d)	942,000	928,412
Tenet Healthcare Corp.
5.13%, 11/01/27 (b)	2,704,000	2,707,089
4.63%, 06/15/28 (b)	1,228,000	1,226,994
6.13%, 10/01/28 (b)	2,645,000	2,652,652
4.25%, 06/01/29 (b)	2,399,000	2,367,289
4.38%, 01/15/30 (b)	2,536,000	2,491,324
6.13%, 06/15/30 (b)	3,091,000	3,156,511
6.75%, 05/15/31 (b)(d)	1,981,000	2,062,270
6.88%, 11/15/31	1,051,000	1,150,078
5.50%, 11/15/32 (b)(d)	2,187,000	2,215,610
6.00%, 11/15/33 (b)(d)	1,215,000	1,256,365
Thor Industries, Inc.
4.00%, 10/15/29 (b)(d)	572,000	549,463
Turning Point Brands, Inc.
7.63%, 03/15/32 (b)(d)	451,000	484,761
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 (b)(d)	1,668,000	1,670,605
U.S. Foods, Inc.
6.88%, 09/15/28 (b)(d)	962,000	993,065
4.75%, 02/15/29 (b)(d)	1,182,000	1,178,162
4.63%, 06/01/30 (b)(d)	1,002,000	992,883
7.25%, 01/15/32 (b)(d)	1,112,000	1,165,990
5.75%, 04/15/33 (b)(d)	613,000	625,877
United Natural Foods, Inc.
6.75%, 10/15/28 (b)(d)	682,000	683,867
Varex Imaging Corp.
7.88%, 10/15/27 (b)(d)	1,285,000	1,314,182
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/31 (b)(d)	1,481,000	1,502,916
Whirlpool Corp.
4.75%, 02/26/29 (b)	964,000	950,813
6.13%, 06/15/30 (b)	1,091,000	1,096,726
2.40%, 05/15/31 (b)	1,021,000	855,105
5.50%, 03/01/33 (b)	615,000	587,917
6.50%, 06/15/33 (a)(b)	1,073,000	1,071,584
5.75%, 03/01/34 (a)(b)	649,000	617,176
4.50%, 06/01/46 (b)	984,000	722,833
4.60%, 05/15/50 (b)	1,020,000	747,708
		266,859,927
Energy 11.6%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/29 (b)(d)	1,541,000	1,621,844
AltaGas Ltd.
7.20%, 10/15/54 (b)(c)(d)	1,312,000	1,371,403
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27 (b)	610,000	615,394
9.38%, 06/01/28 (b)(d)	734,000	759,070
9.50%, 06/01/30 (b)(d)	802,000	858,927
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/28 (b)(d)	893,000	893,209
5.38%, 06/15/29 (b)(d)	1,132,000	1,132,842
6.63%, 02/01/32 (b)(d)	1,073,000	1,116,022
5.75%, 10/15/33 (b)(d)	1,050,000	1,066,402
5.75%, 07/01/34 (b)(d)	980,000	995,780
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (b)(d)	1,160,000	1,161,496
6.63%, 09/01/32 (b)(d)	1,050,000	1,093,425
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/34 (b)(d)	1,316,000	1,333,093
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
9.00%, 11/01/27 (b)(d)	401,000	480,957
5.88%, 06/30/29 (b)(d)	835,000	837,971
6.63%, 10/15/32 (b)(d)	740,000	769,302
6.63%, 07/15/33 (b)(d)	1,081,000	1,122,458
BKV Upstream Midstream LLC
7.50%, 10/15/30 (b)(d)	874,000	890,805
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29 (b)(d)	899,000	938,989
7.25%, 07/15/32 (b)(d)	774,000	819,167
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28 (b)(d)	1,738,903	1,814,114
10.38%, 11/15/30 (b)(d)	1,209,000	1,264,163
Breakwater Energy Holdings SARL
9.25%, 11/15/30 (b)(d)	1,374,000	1,468,142
Bristow Group, Inc.
6.88%, 03/01/28 (b)(d)	952,000	952,000
6.75%, 02/01/33 (b)(d)	800,000	812,225
Buckeye Partners LP
4.50%, 03/01/28 (b)(d)	771,000	772,128
6.88%, 07/01/29 (b)(d)	1,377,000	1,429,570
6.75%, 02/01/30 (b)(d)	519,000	542,123
5.85%, 11/15/43 (b)	994,000	940,021
5.60%, 10/15/44 (b)	665,000	608,168
California Resources Corp.
8.25%, 06/15/29 (b)(d)	1,342,000	1,409,662
7.00%, 01/15/34 (b)(d)	307,000	312,818
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75%, 07/15/28 (b)(d)	560,000	584,749
9.75%, 02/15/31 (b)(d)	650,000	692,926
Caturus Energy LLC
8.50%, 02/15/30 (b)(d)	923,000	965,058
CHC Group LLC
11.75%, 09/01/30 (b)(d)	811,000	800,673
Chord Energy Corp.
6.00%, 10/01/30 (b)(d)	908,000	927,949
6.75%, 03/15/33 (b)(d)	1,199,000	1,246,121
CITGO Petroleum Corp.
8.38%, 01/15/29 (b)(d)	1,791,000	1,861,492
CNX Midstream Partners LP
4.75%, 04/15/30 (b)(d)	757,000	738,756
CNX Resources Corp.
7.38%, 01/15/31 (b)(d)	885,000	918,396
7.25%, 03/01/32 (b)(d)	601,000	630,593
5.88%, 03/01/34 (b)(d)	500,000	501,169
Comstock Resources, Inc.
6.75%, 03/01/29 (b)(d)	2,622,000	2,615,546
5.88%, 01/15/30 (b)(d)	1,533,000	1,478,500
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (b)(d)	1,628,000	1,624,792
7.50%, 12/15/33 (b)(d)	1,145,000	1,235,953
Crescent Energy Finance LLC
7.75%, 07/31/29 (b)(d)	427,000	429,404
9.75%, 10/15/30 (b)(d)	607,000	653,633
7.63%, 04/01/32 (b)(d)	1,589,000	1,608,214
7.88%, 04/15/32 (b)(d)	1,939,000	1,976,491
7.38%, 01/15/33 (b)(d)	2,036,000	2,024,109
8.38%, 01/15/34 (b)(d)	1,243,000	1,285,666
See financial notes
24
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CVR Energy, Inc.
5.75%, 02/15/28 (a)(b)(d)	369,000	368,584
7.50%, 02/15/31 (b)(d)	1,000,000	997,196
7.88%, 02/15/34 (b)(d)	500,000	490,282
DBR Land Holdings LLC
6.25%, 12/01/30 (b)(d)	859,000	886,484
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28 (b)(d)	1,325,000	1,332,334
8.63%, 03/15/29 (b)(d)	1,653,000	1,726,767
7.38%, 06/30/33 (b)(d)	791,000	818,623
Diamond Foreign Asset Co./Diamond Finance LLC
8.50%, 10/01/30 (b)(d)	1,562,000	1,666,213
Energy Transfer LP
8.00%, 05/15/54 (b)(c)	1,315,000	1,411,671
7.13%, 10/01/54 (b)(c)	791,000	819,554
6.50%, 02/15/56 (b)(c)	1,738,000	1,757,233
6.75%, 02/15/56 (b)(c)	1,245,000	1,273,151
EnQuest PLC
11.63%, 11/01/27 (b)(d)	500,000	507,616
Excelerate Energy LP
8.00%, 05/15/30 (b)(d)	1,295,000	1,373,349
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29 (b)(d)	1,373,000	1,328,256
9.25%, 01/15/31 (b)(d)	1,016,000	1,054,815
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (b)	2,036,000	2,040,292
8.25%, 01/15/29 (b)	831,000	867,909
8.88%, 04/15/30 (b)	694,000	728,458
7.88%, 05/15/32 (b)	960,000	1,005,539
8.00%, 05/15/33 (b)	849,000	898,170
6.75%, 03/15/34 (b)(g)	1,200,000	1,214,508
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (b)	897,000	906,427
8.25%, 01/15/32 (b)(d)	811,000	858,699
7.13%, 07/01/33 (b)(d)	725,000	751,515
Golar LNG Ltd.
7.50%, 10/02/30 (b)(d)	855,000	860,839
Gulfport Energy Operating Corp.
6.75%, 09/01/29 (b)(d)	954,000	989,120
Harvest Midstream I LP
7.50%, 09/01/28 (b)(d)	1,449,000	1,466,097
7.50%, 05/15/32 (b)(d)	888,000	922,302
Helix Energy Solutions Group, Inc.
9.75%, 03/01/29 (b)(d)	602,000	633,032
Hess Midstream Operations LP
5.88%, 03/01/28 (b)(d)	1,712,000	1,741,205
5.13%, 06/15/28 (b)(d)	1,962,000	1,964,857
6.50%, 06/01/29 (b)(d)	850,000	879,948
4.25%, 02/15/30 (b)(d)	1,038,000	1,018,204
5.50%, 10/15/30 (b)(d)	695,000	700,666
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/01/28 (b)(d)	1,442,000	1,453,113
5.75%, 02/01/29 (b)(d)	779,000	782,822
6.00%, 04/15/30 (b)(d)	1,166,000	1,152,044
6.00%, 02/01/31 (b)(d)	824,000	803,175
6.25%, 04/15/32 (b)(d)	738,000	718,606
8.38%, 11/01/33 (b)(d)	859,000	906,979
6.88%, 05/15/34 (b)(d)	890,000	871,893
7.25%, 02/15/35 (b)(d)	1,827,000	1,810,698
Howard Midstream Energy Partners LLC
7.38%, 07/15/32 (b)(d)	767,000	809,952
6.63%, 01/15/34 (b)(d)	1,431,000	1,479,733
Ithaca Energy North Sea PLC
8.13%, 10/15/29 (b)(d)	1,173,000	1,235,567
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ITT Holdings LLC
6.50%, 08/01/29 (b)(d)	2,122,000	2,063,097
Kinetik Holdings LP
6.63%, 12/15/28 (b)(d)	1,612,000	1,662,689
5.88%, 06/15/30 (b)(d)	1,519,000	1,540,122
Kodiak Gas Services LLC
7.25%, 02/15/29 (b)(d)	932,000	967,011
6.50%, 10/01/33 (b)(d)	1,077,000	1,111,180
6.75%, 10/01/35 (b)(d)	1,008,000	1,053,765
Kraken Oil & Gas Partners LLC
7.63%, 08/15/29 (b)(d)	822,000	833,927
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.88%, 12/01/32 (b)(d)	690,000	721,697
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 02/15/28 (b)(d)	956,000	997,165
Matador Resources Co.
6.88%, 04/15/28 (b)(d)	1,382,000	1,410,994
6.50%, 04/15/32 (b)(d)	1,216,000	1,242,503
6.25%, 04/15/33 (b)(d)	1,258,000	1,281,211
6.00%, 04/15/34 (b)(d)(g)	500,000	500,022
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (b)(d)	1,273,000	1,255,388
Murphy Oil Corp.
6.00%, 10/01/32 (b)	1,408,000	1,411,274
6.50%, 02/15/34 (b)	650,000	650,357
5.88%, 12/01/42 (b)(f)	892,000	783,642
Nabors Industries, Inc.
9.13%, 01/31/30 (b)(d)	1,148,000	1,207,926
8.88%, 08/15/31 (a)(b)(d)	912,000	945,311
7.63%, 11/15/32 (b)(d)	1,170,000	1,206,083
NFE Financing LLC
12.00%, 11/15/29 (b)(d)(i)(j)	4,558,000	1,650,680
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (b)(d)	1,103,000	1,144,653
8.38%, 02/15/32 (b)(d)	2,084,000	2,187,318
Noble Finance II LLC
8.00%, 04/15/30 (b)(d)	2,141,000	2,229,584
Northern Oil & Gas, Inc.
8.75%, 06/15/31 (b)(d)	888,000	927,128
7.88%, 10/15/33 (b)(d)	1,229,000	1,257,244
Northriver Midstream Finance LP
6.75%, 07/15/32 (b)(d)	978,000	1,006,290
NuStar Logistics LP
5.63%, 04/28/27 (b)	778,000	785,950
6.38%, 10/01/30 (b)	1,078,000	1,135,686
Oceaneering International, Inc.
6.00%, 02/01/28 (b)	490,000	498,872
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (b)	1,136,000	1,132,031
9.88%, 03/15/30 (b)(d)	1,254,000	1,331,709
7.88%, 09/15/30 (b)(d)	917,000	920,793
Permian Resources Operating LLC
8.00%, 04/15/27 (b)(d)	1,052,000	1,061,107
5.88%, 07/01/29 (b)(d)	990,000	993,878
9.88%, 07/15/31 (b)(d)	1,755,000	1,882,696
7.00%, 01/15/32 (b)(d)	1,610,000	1,690,648
6.25%, 02/01/33 (b)(d)	1,047,000	1,084,694
Prairie Acquiror LP
9.00%, 08/01/29 (b)(d)	1,045,000	1,094,867
Precision Drilling Corp.
6.88%, 01/15/29 (b)(d)	446,000	453,009
Range Resources Corp.
4.75%, 02/15/30 (b)(d)	1,911,000	1,893,013
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
25

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rockies Express Pipeline LLC
4.95%, 07/15/29 (b)(d)	1,016,000	1,016,741
4.80%, 05/15/30 (b)(d)	846,000	833,196
6.75%, 03/15/33 (b)(d)	500,000	528,849
6.88%, 04/15/40 (d)	1,203,000	1,239,825
Saturn Oil & Gas, Inc.
9.63%, 06/15/29 (b)(d)	882,000	907,476
Seadrill Finance Ltd.
8.38%, 08/01/30 (b)(d)	1,000,000	1,051,469
SESI LLC
7.88%, 09/30/30 (b)(d)	874,000	892,958
SM Energy Co.
8.38%, 07/01/28 (b)(d)	1,155,000	1,194,309
6.50%, 07/15/28 (b)	592,000	595,730
6.75%, 08/01/29 (b)(d)	1,343,000	1,374,060
8.63%, 11/01/30 (b)(d)	1,801,000	1,907,273
8.75%, 07/01/31 (b)(d)	2,732,000	2,869,963
7.00%, 08/01/32 (b)(d)	1,002,000	1,021,122
9.63%, 06/15/33 (b)(d)	1,422,000	1,573,359
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (b)(c)	1,080,000	1,146,990
7.63%, 03/01/55 (b)(c)	793,000	826,822
Star Holding LLC
8.75%, 08/01/31 (b)(d)	694,000	699,977
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (b)(d)	1,004,000	967,552
6.50%, 12/15/35 (b)(d)	818,000	810,167
Summit Midstream Holdings LLC
8.63%, 10/31/29 (b)(d)	1,234,000	1,292,362
Sunoco LP
5.88%, 07/15/27 (b)(d)	1,248,000	1,251,428
7.00%, 05/01/29 (b)(d)	1,049,000	1,088,438
4.50%, 10/01/29 (b)(d)	1,544,000	1,517,711
4.63%, 05/01/30 (b)(d)	1,187,000	1,161,977
5.63%, 03/15/31 (b)(d)	1,252,000	1,263,352
5.38%, 07/15/31 (b)(d)(g)	500,000	501,792
7.25%, 05/01/32 (b)(d)	1,114,000	1,177,575
6.63%, 08/15/32 (b)(d)	589,000	609,969
6.25%, 07/01/33 (b)(d)	1,742,000	1,795,072
5.88%, 03/15/34 (b)(d)	1,125,000	1,130,056
5.63%, 07/15/34 (b)(d)(g)	500,000	500,547
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27 (b)	1,857,000	1,858,855
5.88%, 03/15/28 (b)	1,333,000	1,334,385
7.00%, 09/15/28 (b)(d)	1,136,000	1,167,791
4.50%, 05/15/29 (b)	1,012,000	997,642
4.50%, 04/30/30 (b)	1,259,000	1,232,972
Superior Plus LP/Superior General Partner, Inc.
4.50%, 03/15/29 (b)(d)	935,000	909,068
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (b)(d)	1,597,000	1,600,203
7.38%, 02/15/29 (b)(d)	1,091,000	1,131,585
6.00%, 12/31/30 (b)(d)	812,000	823,434
6.00%, 09/01/31 (b)(d)	724,000	734,039
6.75%, 03/15/34 (b)(d)	1,452,000	1,493,105
Talos Production, Inc.
9.00%, 02/01/29 (b)(d)	688,000	716,963
9.38%, 02/01/31 (b)(d)	1,239,000	1,319,124
Teine Energy Ltd.
6.88%, 04/15/29 (b)(d)	809,000	811,016
TGNR Intermediate Holdings LLC
5.50%, 10/15/29 (b)(d)	1,229,000	1,216,691
TGS ASA
8.50%, 01/15/30 (b)(d)	891,000	944,618
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tidewater, Inc.
9.13%, 07/15/30 (b)(d)	991,000	1,072,794
TransMontaigne Partners LLC
8.50%, 06/15/30 (b)(d)	933,000	975,576
Transocean International Ltd.
8.25%, 05/15/29 (b)(d)	1,409,000	1,468,064
8.75%, 02/15/30 (b)(d)	957,600	1,002,474
7.50%, 04/15/31	877,000	903,898
8.50%, 05/15/31 (b)(d)	1,261,000	1,334,290
7.88%, 10/15/32 (b)(d)	791,000	849,711
6.80%, 03/15/38 (a)	1,559,000	1,511,597
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (b)(d)	770,157	789,824
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/29 (b)(d)	1,615,000	1,669,589
6.25%, 10/01/33 (b)(d)	1,055,000	1,073,492
Valaris Ltd.
8.38%, 04/30/30 (b)(d)	1,697,000	1,780,464
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (b)(d)	1,977,000	1,895,350
6.25%, 01/15/30 (b)(d)	1,482,000	1,531,345
4.13%, 08/15/31 (b)(d)	2,185,000	2,050,798
3.88%, 11/01/33 (b)(d)	2,269,000	2,020,927
Venture Global LNG, Inc.
8.13%, 06/01/28 (b)(d)	3,723,000	3,822,088
9.50%, 02/01/29 (b)(d)	4,915,000	5,274,399
7.00%, 01/15/30 (a)(b)(d)	2,393,000	2,428,857
8.38%, 06/01/31 (b)(d)	3,876,000	3,971,805
9.88%, 02/01/32 (b)(d)	3,331,000	3,531,440
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30 (b)(d)	3,078,000	3,198,944
7.50%, 05/01/33 (b)(d)	1,908,000	2,117,516
6.50%, 01/15/34 (b)(d)	3,570,000	3,759,028
6.50%, 06/15/34 (b)(d)	1,946,000	2,044,207
7.75%, 05/01/35 (b)(d)	2,031,000	2,304,722
6.75%, 01/15/36 (b)(d)	3,150,000	3,357,289
Vermilion Energy, Inc.
6.88%, 05/01/30 (b)(d)	592,000	600,744
7.25%, 02/15/33 (b)(d)	711,000	695,875
Viridien
10.00%, 10/15/30 (b)(d)	684,000	733,889
W&T Offshore, Inc.
10.75%, 02/01/29 (b)(d)	622,000	621,806
WBI Operating LLC
6.25%, 10/15/30 (b)(d)	811,000	827,005
6.50%, 10/15/33 (b)(d)	1,316,000	1,338,142
Weatherford International Ltd.
6.75%, 10/15/33 (b)(d)	1,871,000	1,957,092
Wildfire Intermediate Holdings LLC
7.50%, 10/15/29 (b)(d)	915,000	939,717
		274,989,957
Industrial Other 1.2%
AECOM
6.00%, 08/01/33 (b)(d)	1,676,000	1,713,629
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.00%, 05/21/30 (b)(d)	1,704,000	1,785,550
APi Group DE, Inc.
4.13%, 07/15/29 (b)(d)	925,000	899,619
4.75%, 10/15/29 (b)(d)	955,000	944,169
Arcosa, Inc.
4.38%, 04/15/29 (b)(d)	1,341,000	1,321,900
6.88%, 08/15/32 (b)(d)	1,146,000	1,203,096
See financial notes
26
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Artera Services LLC
8.50%, 02/15/31 (a)(b)(d)	1,003,000	839,193
Brand Industrial Services, Inc.
10.38%, 08/01/30 (b)(d)	2,372,000	2,218,106
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 (b)(d)	926,000	944,041
Covista, Inc.
5.50%, 03/01/28 (b)(d)	840,000	840,000
Dycom Industries, Inc.
4.50%, 04/15/29 (b)(d)	901,000	887,911
Fluor Corp.
4.25%, 09/15/28 (b)	557,000	553,272
Global Infrastructure Solutions, Inc.
5.63%, 06/01/29 (b)(d)	157,000	157,533
7.50%, 04/15/32 (b)(d)	1,092,000	1,157,998
Grand Canyon University
5.13%, 10/01/28 (b)	601,000	604,355
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/29 (b)(d)	1,078,000	1,075,908
Installed Building Products, Inc.
5.63%, 02/01/34 (b)(d)	1,135,000	1,152,900
KBR, Inc.
4.75%, 09/30/28 (b)(d)	1,119,000	1,108,695
Lsf12 Helix Parent LLC
7.13%, 02/01/33 (b)(d)	775,000	779,947
Park-Ohio Industries, Inc.
8.50%, 08/01/30 (b)(d)	558,000	579,788
TopBuild Corp.
3.63%, 03/15/29 (b)(d)	981,000	950,141
4.13%, 02/15/32 (b)(d)	485,000	461,464
5.63%, 01/31/34 (b)(d)	897,000	905,254
Tutor Perini Corp.
11.88%, 04/30/29 (b)(d)	790,000	866,979
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.00%, 12/15/30 (b)(d)	28,671	35,194
VM Consolidated, Inc.
5.50%, 04/15/29 (b)(d)	942,000	925,532
Williams Scotsman, Inc.
4.63%, 08/15/28 (b)(d)	748,000	745,651
6.63%, 06/15/29 (b)(d)	305,000	315,282
6.63%, 04/15/30 (b)(d)	606,000	629,499
7.38%, 10/01/31 (b)(d)	803,000	841,204
		27,443,810
Technology 8.3%
Ahead DB Holdings LLC
6.63%, 05/01/28 (b)(d)	1,007,000	975,048
Amentum Holdings, Inc.
7.25%, 08/01/32 (b)(d)	1,191,000	1,248,733
Amkor Technology, Inc.
5.88%, 10/01/33 (b)(d)	983,000	1,004,320
ams-OSRAM AG
12.25%, 03/30/29 (b)(d)	1,218,000	1,300,605
APLD ComputeCo LLC
9.25%, 12/15/30 (b)(d)	3,468,000	3,642,725
AthenaHealth Group, Inc.
6.50%, 02/15/30 (b)(d)	3,375,000	3,176,584
Black Pearl Compute LLC
6.13%, 02/15/31 (b)(d)	2,500,000	2,561,755
Block, Inc.
5.63%, 08/15/30 (b)(d)	1,347,000	1,365,381
3.50%, 06/01/31 (b)	1,351,000	1,269,653
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 05/15/32 (b)	2,389,000	2,459,174
6.00%, 08/15/33 (b)(d)	1,654,000	1,681,987
CACI International, Inc.
6.38%, 06/15/33 (b)(d)	1,576,000	1,623,725
Capstone Borrower, Inc.
8.00%, 06/15/30 (b)(d)	1,624,000	1,413,908
Castle U.S. Holding Corp.
10.00%, 06/30/31 (b)(d)	111,000	26,363
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/29 (b)(d)	1,245,000	796,167
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/29 (b)(d)	1,237,000	782,762
Ciena Corp.
4.00%, 01/31/30 (b)(d)	870,000	841,057
Cipher Compute LLC
7.13%, 11/15/30 (b)(d)	2,310,000	2,410,702
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (b)(d)	1,627,000	1,523,106
4.88%, 07/01/29 (b)(d)	1,566,000	1,286,326
Cloud Software Group, Inc.
6.50%, 03/31/29 (b)(d)	6,309,000	6,192,580
9.00%, 09/30/29 (b)(d)	5,496,000	5,387,971
8.25%, 06/30/32 (b)(d)	3,641,000	3,647,163
6.63%, 08/15/33 (b)(d)	2,163,000	2,042,459
Coherent Corp.
5.00%, 12/15/29 (b)(d)	1,395,000	1,397,014
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/29 (b)(d)	969,000	671,181
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (b)(d)	1,000,000	997,280
CoreLogic, Inc.
4.50%, 05/01/28 (b)(d)	788,000	737,723
CoreWeave, Inc.
9.25%, 06/01/30 (b)(d)	3,314,000	3,249,343
9.00%, 02/01/31 (b)(d)	2,906,000	2,807,534
CPI CG, Inc.
10.00%, 07/15/29 (b)(d)	431,000	456,458
Crane NXT Co.
4.20%, 03/15/48 (a)(b)	1,401,000	931,099
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (b)	1,118,000	1,062,775
Diebold Nixdorf, Inc.
7.75%, 03/31/30 (b)(d)	1,494,000	1,579,487
Dye & Durham Ltd.
8.63%, 04/15/29 (b)(d)	920,000	767,517
Elastic NV
4.13%, 07/15/29 (b)(d)	1,186,000	1,121,663
Ellucian Holdings, Inc.
6.50%, 12/01/29 (b)(d)	1,319,000	1,296,734
Entegris, Inc.
4.38%, 04/15/28 (b)(d)	1,173,000	1,167,376
4.75%, 04/15/29 (b)(d)	2,292,000	2,295,452
3.63%, 05/01/29 (b)(d)	927,000	890,662
5.95%, 06/15/30 (b)(d)	1,027,000	1,048,249
Fair Isaac Corp.
4.00%, 06/15/28 (b)(d)	1,903,000	1,864,817
6.00%, 05/15/33 (b)(d)	2,085,000	2,109,199
Flash Compute LLC
7.25%, 12/31/30 (b)(d)	1,250,000	1,281,086
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (b)(d)	1,240,000	1,213,853
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
27

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Gen Digital, Inc.
6.75%, 09/30/27 (b)(d)	1,162,000	1,171,942
7.13%, 09/30/30 (b)(d)	1,143,000	1,161,836
6.25%, 04/01/33 (b)(d)	1,925,000	1,916,871
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27 (b)(d)	1,155,000	1,149,759
3.50%, 03/01/29 (b)(d)	1,044,000	977,643
GoTo Group, Inc.
5.50%, 05/01/28 (b)(d)	1,480,600	968,795
HealthEquity, Inc.
4.50%, 10/01/29 (b)(d)	1,232,000	1,201,530
Imola Merger Corp.
4.75%, 05/15/29 (b)(d)	2,626,000	2,583,407
Insight Enterprises, Inc.
6.63%, 05/15/32 (b)(d)	1,067,000	1,070,717
ION Platform Finance U.S., Inc.
7.88%, 09/30/32 (b)(d)	2,288,000	1,837,422
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.63%, 05/01/28 (b)(d)	812,000	752,222
5.00%, 05/01/28 (b)(d)	830,000	769,629
5.75%, 05/15/28 (b)(d)	1,002,000	939,829
8.75%, 05/01/29 (b)(d)	1,117,000	1,036,428
9.50%, 05/30/29 (b)(d)	1,273,000	1,197,092
9.00%, 08/01/29 (b)(d)	850,000	790,603
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (b)(d)	1,366,000	1,322,903
Iron Mountain, Inc.
4.88%, 09/15/27 (b)(d)	2,199,000	2,199,492
5.25%, 03/15/28 (b)(d)	1,386,000	1,387,704
5.00%, 07/15/28 (b)(d)	1,166,000	1,165,783
7.00%, 02/15/29 (b)(d)	1,525,000	1,565,997
4.88%, 09/15/29 (b)(d)	1,158,000	1,148,447
5.25%, 07/15/30 (b)(d)	2,390,000	2,379,817
4.50%, 02/15/31 (b)(d)	1,796,000	1,733,616
5.63%, 07/15/32 (b)(d)	762,000	760,809
6.25%, 01/15/33 (b)(d)	1,513,000	1,547,002
Kioxia Holdings Corp.
6.25%, 07/24/30 (b)(d)	1,498,000	1,556,727
6.63%, 07/24/33 (b)(d)	1,608,000	1,696,054
McAfee Corp.
7.38%, 02/15/30 (b)(d)	3,210,000	2,630,256
Mobius Merger Sub, Inc.
9.00%, 06/01/30 (b)(d)	882,000	601,460
NCR Atleos Corp.
9.50%, 04/01/29 (b)(d)	1,310,000	1,407,532
NCR Voyix Corp.
5.00%, 10/01/28 (b)(d)	1,377,000	1,354,327
5.13%, 04/15/29 (b)(d)	927,000	910,377
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 (b)(d)	4,366,000	4,378,356
10.38%, 05/15/31 (b)(d)	1,732,000	1,749,569
9.50%, 02/15/33 (b)(d)	2,450,000	2,401,100
Newfold Digital Holdings Group, Inc.
11.75%, 04/30/29 (b)	1,188,200	802,699
ON Semiconductor Corp.
3.88%, 09/01/28 (b)(d)	1,485,000	1,455,075
Open Text Corp.
3.88%, 02/15/28 (b)(d)	1,522,000	1,452,159
3.88%, 12/01/29 (b)(d)	1,385,000	1,247,846
Open Text Holdings, Inc.
4.13%, 02/15/30 (b)(d)	1,721,000	1,552,591
4.13%, 12/01/31 (b)(d)	1,415,000	1,237,059
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pagaya U.S. Holdings Co. LLC
8.88%, 08/01/30 (a)(b)(d)	1,151,000	835,032
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 06/15/29 (b)(d)	814,000	685,204
Pitney Bowes, Inc.
6.88%, 03/15/27 (b)(d)	2,013,000	2,015,081
7.25%, 03/15/29 (b)(d)(g)	1,000,000	999,776
PTC, Inc.
4.00%, 02/15/28 (b)(d)	1,192,000	1,170,298
Rackspace Finance LLC
3.50%, 05/15/28 (b)(d)	613,000	252,479
RingCentral, Inc.
8.50%, 08/15/30 (b)(d)	875,000	919,578
Rocket Software, Inc.
9.00%, 11/28/28 (b)(d)	745,000	727,101
6.50%, 02/15/29 (b)(d)	1,104,000	925,399
Sabre Financial Borrower LLC
11.13%, 06/15/29 (b)(d)	1,475,000	1,422,727
Sabre GLBL, Inc.
10.75%, 11/15/29 (b)(d)	908,000	662,981
10.75%, 03/15/30 (b)(d)	904,000	656,060
11.13%, 07/15/30 (b)(d)	2,190,000	1,590,488
Science Applications International Corp.
4.88%, 04/01/28 (b)(d)	870,000	866,956
5.88%, 11/01/33 (b)(d)	740,000	735,937
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29 (b)	694,000	681,234
8.25%, 12/15/29 (b)	881,000	930,212
5.88%, 07/15/30 (b)(d)	891,000	917,787
8.50%, 07/15/31 (b)(d)	758,000	798,885
9.63%, 12/01/32 (b)(d)	1,071,000	1,201,963
5.75%, 12/01/34 (b)	797,000	817,343
Sensata Technologies BV
4.00%, 04/15/29 (b)(d)	1,183,000	1,158,797
5.88%, 09/01/30 (b)(d)	662,000	670,875
Sensata Technologies, Inc.
4.38%, 02/15/30 (b)(d)	1,032,000	1,013,294
3.75%, 02/15/31 (b)(d)	873,000	823,633
6.63%, 07/15/32 (a)(b)(d)	1,052,000	1,102,231
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32 (b)(d)	2,151,000	2,107,179
SS&C Technologies, Inc.
5.50%, 09/30/27 (b)(d)	3,366,000	3,363,513
6.50%, 06/01/32 (b)(d)	900,000	918,123
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (b)(d)	5,500,000	5,528,516
Synaptics, Inc.
4.00%, 06/15/29 (b)(d)	878,000	847,837
TTM Technologies, Inc.
4.00%, 03/01/29 (b)(d)	1,099,000	1,067,484
Twilio, Inc.
3.63%, 03/15/29 (b)	1,087,000	1,046,776
3.88%, 03/15/31 (b)	748,000	706,000
UKG, Inc.
6.88%, 02/01/31 (b)(d)	4,278,000	4,153,291
Unisys Corp.
10.63%, 01/15/31 (a)(b)(d)	1,273,000	1,075,717
Viavi Solutions, Inc.
3.75%, 10/01/29 (b)(d)	704,000	669,531
Virtusa Corp.
7.13%, 12/15/28 (b)(d)	925,000	811,141
WEX, Inc.
6.50%, 03/15/33 (b)(d)	1,056,000	1,062,154
See financial notes
28
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WULF Compute LLC
7.75%, 10/15/30 (b)(d)	4,861,000	5,151,561
Xerox Corp.
10.25%, 10/15/30 (a)(b)(d)	661,000	479,225
13.50%, 04/15/31 (a)(b)(d)	841,000	445,204
4.80%, 03/01/35	431,000	116,370
6.75%, 12/15/39	505,000	144,993
Xerox Holdings Corp.
5.50%, 08/15/28 (b)(d)	1,145,000	440,711
8.88%, 11/30/29 (b)(d)	829,000	240,656
Zebra Technologies Corp.
6.50%, 06/01/32 (b)(d)	912,000	935,490
Ziff Davis, Inc.
4.63%, 10/15/30 (b)(d)	1,158,000	1,041,749
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/29 (b)(d)	1,309,000	1,130,314
		196,842,124
Transportation 1.9%
Allegiant Travel Co.
7.25%, 08/15/27 (b)(d)	1,260,000	1,272,679
American Airlines, Inc.
7.25%, 02/15/28 (b)(d)	1,044,000	1,064,618
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 04/20/29 (d)	3,907,000	3,953,832
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/27 (b)(d)	2,607,000	2,606,663
4.75%, 04/01/28 (b)(d)	495,000	484,001
5.38%, 03/01/29 (a)(b)(d)	802,000	768,290
8.25%, 01/15/30 (a)(b)(d)	1,159,000	1,170,086
8.00%, 02/15/31 (a)(b)(d)	696,000	690,411
8.38%, 06/15/32 (b)(d)	1,048,000	1,031,219
Beacon Mobility Corp.
7.25%, 08/01/30 (b)(d)	800,000	838,512
Brightline East LLC
11.00%, 01/31/30 (b)(d)	1,933,000	523,523
Carriage Purchaser, Inc.
7.88%, 10/15/29 (b)(d)	739,000	721,405
Clue Opco LLC
9.50%, 10/15/31 (b)(d)	1,363,000	1,412,784
Danaos Corp.
8.50%, 03/01/28 (b)(d)	1,483,000	1,483,000
6.88%, 10/15/32 (b)(d)	727,000	750,366
Dcli Bidco LLC
7.75%, 11/15/29 (b)(d)	1,124,000	1,153,788
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/29 (b)(d)	953,000	924,232
Genesee & Wyoming, Inc.
6.25%, 04/15/32 (b)(d)	903,000	931,883
Hertz Corp.
12.63%, 07/15/29 (b)(d)	1,992,000	1,838,256
5.00%, 12/01/29 (a)(b)(d)	1,841,000	957,481
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/31 (b)(d)	3,207,000	3,262,003
OneSky Flight LLC
8.88%, 12/15/29 (b)(d)	619,000	659,244
Railworks Holdings LP/Railworks Rally, Inc.
8.25%, 11/15/28 (b)(d)	785,000	795,779
Rand Parent LLC
8.50%, 02/15/30 (b)(d)	1,617,000	1,688,133
RXO, Inc.
6.38%, 05/15/31 (b)(d)	650,000	634,359
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Star Leasing Co. LLC
7.63%, 02/15/30 (b)(d)	1,247,000	1,187,034
Stena International SA
7.25%, 01/15/31 (b)(d)	1,775,000	1,830,959
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (b)(d)	887,000	941,841
United Airlines Holdings, Inc.
4.88%, 03/01/29 (b)	1,250,000	1,262,142
5.38%, 03/01/31 (b)	1,550,000	1,582,255
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/27 (b)(d)	546,000	547,777
9.50%, 06/01/28 (b)(d)	819,000	845,387
6.38%, 02/01/30 (a)(b)(d)	1,763,000	1,642,051
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/32 (b)(d)	1,454,000	1,530,856
XPO CNW, Inc.
6.70%, 05/01/34	566,000	610,144
XPO, Inc.
7.13%, 06/01/31 (b)(d)	897,000	934,108
7.13%, 02/01/32 (b)(d)	957,000	1,003,805
		45,534,906
		1,966,967,468

Utility 3.8%
Electric 3.8%
AES Corp.
7.60%, 01/15/55 (b)(c)	1,375,000	1,383,206
6.95%, 07/15/55 (b)(c)	1,050,000	1,015,626
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (b)(c)	1,041,000	1,033,062
Alpha Generation LLC
6.75%, 10/15/32 (b)(d)	1,405,000	1,462,630
6.25%, 01/15/34 (b)	1,424,000	1,446,944
Atlantica Sustainable Infrastructure Ltd.
4.13%, 06/15/28 (b)(d)	664,000	650,113
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/32 (b)(d)	1,757,000	1,752,971
Clearway Energy Operating LLC
4.75%, 03/15/28 (b)(d)	1,694,000	1,689,283
3.75%, 02/15/31 (b)(d)	1,396,000	1,323,364
3.75%, 01/15/32 (b)(d)	744,000	692,388
5.75%, 01/15/34 (b)(d)	925,000	937,623
Constellation Energy Generation LLC
4.63%, 02/01/29 (b)(d)	1,010,000	1,009,990
ContourGlobal Power Holdings SA
6.75%, 02/28/30 (b)(d)	350,000	360,938
DPL LLC
4.35%, 04/15/29 (b)	696,000	686,072
Edison International
8.13%, 06/15/53 (b)(c)	1,464,000	1,522,838
7.88%, 06/15/54 (b)(c)	407,000	423,996
Electricite de France SA
9.13%, 03/15/33 (b)(c)(d)(e)	2,257,000	2,685,478
EUSHI Finance, Inc.
7.63%, 12/15/54 (b)(c)	949,000	1,002,514
6.25%, 04/01/56 (b)(c)	1,192,000	1,201,141
Hawaiian Electric Co., Inc.
6.00%, 10/01/33 (b)(d)	531,000	541,480
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (b)(d)	1,059,000	999,009
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
29

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lightning Power LLC
7.25%, 08/15/32 (b)(d)	2,388,000	2,536,801
Long Ridge Energy LLC
8.75%, 02/15/32 (b)(d)	1,017,000	1,092,156
NOVA Chemicals Corp.
5.25%, 06/01/27 (b)(d)	1,559,000	1,568,628
8.50%, 11/15/28 (b)(d)	645,000	676,044
4.25%, 05/15/29 (b)(d)	814,000	799,346
9.00%, 02/15/30 (b)(d)	1,123,000	1,194,431
7.00%, 12/01/31 (b)(d)	515,000	550,696
NRG Energy, Inc.
5.75%, 01/15/28 (b)	980,000	980,446
3.38%, 02/15/29 (b)(d)	832,000	802,345
5.25%, 06/15/29 (b)(d)	2,019,000	2,027,397
5.75%, 07/15/29 (b)(d)	2,435,000	2,440,681
3.63%, 02/15/31 (b)(d)	1,302,000	1,229,604
3.88%, 02/15/32 (b)(d)	701,000	656,771
6.00%, 02/01/33 (b)(d)	1,813,000	1,857,824
5.75%, 01/15/34 (b)(d)	1,461,000	1,482,683
6.25%, 11/01/34 (b)(d)	1,829,000	1,892,455
6.00%, 01/15/36 (b)(d)	3,564,000	3,629,157
PacifiCorp
7.38%, 09/15/55 (b)(c)	1,529,000	1,549,492
7.13%, 08/15/56 (b)(c)	1,400,000	1,376,299
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/28 (b)(d)	1,184,000	1,170,964
PG&E Corp.
5.00%, 07/01/28 (b)	1,174,000	1,171,595
5.25%, 07/01/30 (b)	2,235,000	2,238,158
7.38%, 03/15/55 (b)(c)	2,305,000	2,386,062
6.85%, 09/15/56 (b)(c)	1,250,000	1,248,276
Talen Energy Supply LLC
8.63%, 06/01/30 (b)(d)	1,560,000	1,646,349
6.25%, 02/01/34 (b)(d)	2,200,000	2,240,017
6.50%, 02/01/36 (b)(d)	2,132,000	2,193,280
TerraForm Power Operating LLC
5.00%, 01/31/28 (b)(d)	1,271,000	1,275,259
4.75%, 01/15/30 (b)(d)	1,085,000	1,063,350
TransAlta Corp.
5.88%, 02/01/34 (b)(d)	205,000	206,401
6.50%, 03/15/40	846,000	854,785
TXNM Energy, Inc.
7.00%, 07/31/56 (b)(c)(d)	723,000	734,872
Vistra Operations Co. LLC
5.00%, 07/31/27 (b)(d)	1,890,000	1,891,036
4.38%, 05/01/29 (b)(d)	2,361,000	2,336,952
7.75%, 10/15/31 (b)(d)	2,601,000	2,749,855
6.88%, 04/15/32 (b)(d)	1,742,000	1,833,438
VoltaGrid LLC
7.38%, 11/01/30 (b)(d)	2,825,000	2,951,168
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27 (b)(d)	1,639,000	1,632,939
7.25%, 01/15/29 (b)(d)	929,000	964,707
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.38%, 01/15/31 (a)(b)(d)	1,753,000	1,857,076
8.63%, 03/15/33 (b)(d)	1,246,000	1,319,544
7.75%, 04/15/34 (b)(d)	1,000,000	1,037,446
		89,167,451
Total Corporates (Cost $2,330,640,977)		2,333,800,072

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 4.1% OF NET ASSETS

Money Market Funds 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (k)	23,795,090	23,795,090
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (k)(l)	71,565,318	71,565,318
		95,360,408
Total Short-Term Investments (Cost $95,360,408)		95,360,408
Total Investments in Securities (Cost $2,426,001,385)		2,429,160,480

(a)	All or a portion of this security is on loan. Securities on loan were valued at $68,154,206.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,941,735,526 or 82.0% of net assets.

(e)	Perpetual security. Maturity date represents the next call date.
(f)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	Subsequent to the end of the reporting period, the issuer filed for bankruptcy.
(i)	Security placed in non-accrual status.
(j)	Security is in default on interest payments.
(k)	The rate shown is the annualized 7-day yield.
(l)	Security purchased with cash collateral received for securities on loan.

DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust
See financial notes
30
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$2,333,800,072	$—	$2,333,800,072
Short-Term Investments[1]	95,360,408	—	—	95,360,408
Total	$95,360,408	$2,333,800,072	$—	$2,429,160,480

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
31

Schwab High Yield Bond ETF
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,426,001,385) including securities on loan of $68,154,206		$2,429,160,480
Receivables:
Interest		40,500,423
Investments sold		14,545,684
Income from securities on loan		96,634
Dividends	+	34,553
Total assets		2,484,337,774

Liabilities
Collateral held for securities on loan		71,565,318
Payables:
Investments bought		22,110,558
Investments bought - delayed-delivery		11,246,288
Fund shares redeemed		10,586,436
Due to custodian		53,648
Management fees	+	53,398
Total liabilities		115,615,646
Net assets		$2,368,722,128

Net Assets by Source
Capital received from investors		$2,355,111,761
Total distributable earnings	+	13,610,367
Net assets		$2,368,722,128

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,368,722,128		89,500,000		$26.47

See financial notes
32
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$67,316,382
Dividends received from securities - unaffiliated issuers		215,544
Securities on loan, net	+	499,542
Total investment income		68,031,468

Expenses
Management fees		288,847
Total expenses	–	288,847
Net investment income		67,742,621

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(2,648,484)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	1,438,522
Net realized losses		(1,209,962)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(13,321,837)
Net realized and unrealized losses		(14,531,799)
Increase in net assets resulting from operations		$53,210,822
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
33

Schwab High Yield Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$67,742,621	$65,269,110
Net realized losses		(1,209,962)	(164,787)
Net change in unrealized appreciation (depreciation)	+	(13,321,837)	7,825,822
Increase in net assets resulting from operations		$53,210,822	$72,930,145

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($63,063,040 )	($60,212,470 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		38,900,000	$1,031,484,971	38,400,000	$1,010,849,359
Shares redeemed	+	(3,100,000)	(82,265,806)	(1,300,000)	(33,360,191)
Net transactions in fund shares		35,800,000	$949,219,165	37,100,000	$977,489,168

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		53,700,000	$1,429,355,181	16,600,000	$439,148,338
Total increase	+	35,800,000	939,366,947	37,100,000	990,206,843
End of period		89,500,000	$2,368,722,128	53,700,000	$1,429,355,181

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
34
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab Mortgage-Backed Securities ETF	Schwab U.S. TIPS ETF
Schwab High Yield Bond ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index®ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company ETF
Schwab Municipal Bond ETF	Schwab Fundamental International Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Ariel Opportunities ETF
Schwab Emerging Markets Equity ETF	Schwab Crypto Thematic ETF
Schwab U.S. REIT ETF	Schwab Core Bond ETF
Schwab Ultra-Short Income ETF	Schwab Government Money Market ETF
The funds issue and redeem shares at their net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s net asset value can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab High Yield Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. dollar denominated below investment grade corporate debt. To pursue its goal, the fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index.
The Schwab Mortgage-Backed Securities ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of investment-grade mortgage-backed securities issued and/or guaranteed by U.S. government agencies. To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
35

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
36
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
TBA Commitments: The Schwab Mortgage-Backed Securities ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: Under Financial Industry Regulatory Authority Rule 4210, broker-dealers are required to collect margin from most customers, such as funds, for the majority of covered agency transactions, including TBAs. The Schwab Mortgage-Backed Securities ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed in the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in each fund’s Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
37

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2026, Schwab High Yield Bond ETF had securities on loan, all of which were classified as corporate bonds. The value of securities on loan and the related collateral as of February 28, 2026, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges, if any, are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
38
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB MORTGAGE-BACKED SECURITIES ETF	SCHWAB HIGH YIELD BOND ETF
0.03%	0.03%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
39

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

 4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2026, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Mortgage-Backed Securities ETF	$992,720,657	$549,787,333
Schwab High Yield Bond ETF	219,241,611	195,321,434

7. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges for the Schwab High Yield Bond ETF are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. For the Schwab Mortgage-Backed Securities ETF, variable charges are recorded in the Transactions In Fund Shares section in Other Capital in the Statement of Changes in Net Assets and in Per-Share Data in Other Capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
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Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

7. In-Kind Transactions: (continued):
The in-kind transactions for the period ended February 28, 2026, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Mortgage-Backed Securities ETF	$205,242,239	$—
Schwab High Yield Bond ETF	1,003,370,238	81,320,675
For the period ended February 28, 2026, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2026, if any, are disclosed in each fund’s Statement of Operations.

8. Federal Income Taxes:
As of February 28, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Mortgage-Backed Securities ETF	$6,095,459,845	$225,214,094	($119,709 )	$225,094,385
Schwab High Yield Bond ETF	2,426,001,385	35,037,494	(31,878,399)	3,159,095
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab Mortgage-Backed Securities ETF	$1,876,777
Schwab High Yield Bond ETF	608,123
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2026. The tax basis components of distributions paid during the fiscal year ended August 31, 2025, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab Mortgage-Backed Securities ETF	$75,728,580
Schwab High Yield Bond ETF	60,212,470
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended August 31, 2025, the funds did not incur any interest or penalties.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
41

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

 9. Share Splits:
Effective September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for Schwab High Yield Bond ETF, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. The share split did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab High Yield Bond ETF have been retroactively adjusted to reflect the share split in the prior periods presented.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
43

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
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Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
45

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
46
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

MFR123731-02
00323321

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Not applicable.

	(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. Equity ETFs, Schwab International Equity ETFs and Schwab Fixed-Income ETFs

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	April 16, 2026